Registration No. 333-131007

United States

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☒ Post-Effective Amendment No. 7

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 122 ☒

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Annuity Separate Account 4

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code (413) 788-8411

John E. Deitelbaum

Senior Vice President and Deputy General Counsel

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:    Continuous.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on May 1, 2013 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a) of Rule 485.

☐	on pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual or Group Immediate Variable Annuity Contract

PART A

INFORMATION REQUIRED IN A PROSPECTUS

Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Annuity Separate Account 4

MassMutual RetireEase SelectSM

Immediate Fixed and Variable Annuity

This prospectus describes a single premium individual immediate fixed and variable annuity contract. The contract may not be available in all states. The contract is designed for persons who would like to generate variable or a combination of variable and fixed annuity payments from an annuity contract. It is available as either a non-qualified contract or as a qualified contract for use with a traditional Individual Retirement Annuity (IRA) under section 408(b) of the Internal Revenue Code of 1986, as amended (Tax Code). The contract should not be used in conjunction with Medicaid planning.

You, the owner, have a number of investment choices in this contract. Subject to state availability, these investment choices include a fixed investment choice, called the general account, and variable investment choices available through our separate account. Through our separate account you may elect a number of sub-accounts, each of which invests in one of the following funds:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Global Health Care Fund
•	Invesco V.I. Technology Fund

Fidelity® Variable Insurance Products

•	Fidelity® VIP Contrafund® Portfolio

ING Investors Trust

•	ING Clarion Global Real Estate Portfolio

MML Series Investment Fund

•	MML Blue Chip Growth Fund
•	MML Equity Income Fund
•	MML Equity Index Fund
•	MML Foreign Fund
•	MML Global Fund
•	MML Growth & Income Fund
•	MML Income & Growth Fund
•	MML Large Cap Growth Fund
•	MML Managed Volatility Fund
•	MML Mid Cap Growth Fund
•	MML Mid Cap Value Fund
•	MML Small Cap Growth Equity Fund
•	MML Small/Mid Cap Value Fund

MML Series Investment Fund II

•	MML Blend Fund
•	MML Equity Fund
•	MML Inflation-Protected and Income Fund
•	MML Managed Bond Fund
•	MML Money Market Fund
•	MML Small Cap Equity Fund

Oppenheimer Variable Account Funds

•	Oppenheimer Capital Appreciation Fund/VA
•	Oppenheimer Capital Income Fund/VA*
•	Oppenheimer Discovery Mid Cap Growth Fund/VA
•	Oppenheimer Global Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer Main Street Fund®/VA

Panorama Series Fund, Inc.

•	Oppenheimer International Growth Fund/VA

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio

*	Unavailable in contracts issued on or after 5/1/2009. For contracts issued prior to 5/1/2009, you may not allocate any new money to this fund via purchase payments or transfers.

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the contract.

To learn more about the contract, you can obtain a copy of the Statement of Additional Information (SAI), dated May 1, 2013. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally a part of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page 44 of this prospectus. For a free copy of the SAI, or for general inquiries, call our Service Center at (800) 272-2216 or write to our Service Center using the following address: MassMutual Financial Group, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067. (Overnight Mail Address: MassMutual Financial Group, Document Management Services – Annuities W360, 1295 State Street, Springfield, MA 01111-0111)

This prospectus is not an offer to sell the contract in any jurisdiction where it is illegal to offer the contract nor is it an offer to sell to anyone to whom it is illegal to offer the contract.

The contract:

•	is not a bank or credit union deposit or obligation.
•	is not FDIC or NCUA insured.
•	is not insured by any federal government agency.
•	is not guaranteed by any bank or credit union.
•	may go down in value.
•	provides guarantees that are subject to our financial strength and claims-paying ability.

The SEC has not approved or disapproved the contract or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

Effective May 1, 2013

Index of Special Terms

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term.

Page

Age	9

Annuitant	8

Annuity Date	13

Annuity Options	14

Annuity Payments	13

Annuity Unit Value	34

Assumed Investment Rate (AIR)	13

Claims-Paying Ability	43

Commuted Value	33

Contract Year	13

Good Order	4

Non-Qualified Contract	37

Purchase Payment	9

Qualified Contract	37

Separate Account	20

Service Center	4

Sub-Account	20

Contacting the Company

How to Contact Us.  You may contact us by calling your registered representative or the MassMutual Customer Service Center (our Service Center) at (800) 272-2216 Monday through Friday between 8 a.m. and 8 p.m. Eastern Time. You may also e-mail us by visiting www.massmutual.com/loginsc. Additionally, you may write to our Service Center using the following address: MassMutual Financial Group, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067 or to our overnight mail address at MassMutual Financial Group, Document Management Services – Annuities W360, 1295 State Street, Springfield, MA 01111-0111.

Sending Forms and Written Requests in Good Order.  From time to time, you may want to submit a written request for a withdrawal, a change of beneficiary, or some other action. We can only act upon your request if we receive it in “good order.” Contact our Service Center to learn what information we require for your request to be in “good order.” Generally, your request must include the information and/or documentation we need to complete the action without using our own discretion to carry it out. Additionally, some actions may require that you submit your request on our form. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Overview

The following is intended as a summary. Please read each section of this prospectus for additional detail.

Contract Type.  The contract described in this prospectus is an individual single premium immediate fixed and variable annuity. The contract is designed for persons who would like to generate variable or a combination of variable and fixed annuity payments from an annuity contract. It is available as either a non-qualified contract or as a qualified contract for use with a traditional Individual Retirement Annuity (IRA) under section 408(b) of the Internal Revenue Code of 1986, as amended. The contract should not be used in conjunction with Medicaid planning.

The Prospectus and the Contract.  The prospectus and Statement of Additional Information (SAI) describe all material terms and features of your contract. Certain non-material provisions of your contract may be different than the general description in the prospectus and the SAI, and certain riders may not be available because of legal requirements in your state. See your contract for specific variations since any such state variation will be included in your contract or in riders or endorsements attached to your contract.

Contract Roles and Rights.  There are six basic terms for roles under the contract: the owner(s), the annuitant, the joint annuitant, the beneficiary, the payee and MassMutual. The contract is an agreement between “you,” the owner and “us,” Massachusetts Mutual Life Insurance Company. It is important that you understand who will have what rights, if any, under the contract. For example, upon death of the annuitant and joint annuitant, if any, the current owner(s) relinquish all contract rights to the designated beneficiary.

You should carefully discuss your intentions with your registered representative to ensure you assign an annuitant, joint annuitant and beneficiaries in a manner that will carry out your wishes. See “Contract Roles” and “Death Provisions.”

Annuity Payments.  We make annuity payments based on the annuity option you elect. When you elect an annuity option you also elect a number of features including but not limited to: duration, number of payees, payments to beneficiaries, and whether payments will be variable or a combination of fixed and variable annuity payments. We require you to elect variable annuity payments or a combination of fixed and variable annuity payments during your first contract year. Any time after your first contract year, if you want to elect only fixed annuity payments, you may do so by electing the general account as your only investment choice.

Variable Annuity Payments.  If you choose variable annuity payments, payment amounts will vary with the investment performance of the funds you elect.

Fixed Annuity Payments.  If you elect fixed annuity payments, payment amounts will not vary (unless you elect Inflation Protector).

See “Annuity Payments,” and for a description of additional contract features available with certain annuity options see “MassMutual Budget Protector,” “MassMutual Payment Protector,” and “MassMutual Inflation Protector.”

Free Look/Right to Cancel the Contract.  After you receive the contract, you generally have ten calendar days during which you can cancel the contract. See “Right to Cancel Your Contract.”

Death Provisions.  Upon the death of the annuitant and joint annuitant, if any, certain annuity options may provide continuing payments. After death of the owner(s) and/or the annuitant and joint annuitant, if any, in some cases the beneficiary will assume ownership rights under the contract. See “Death Provisions.”

Withdrawals.  Some annuity options allow you to withdraw a portion or all of any remaining guaranteed payments. A surrender charge may apply. See “Withdrawals.”

Transfers.  You may transfer among the investment choices, subject to certain restrictions. See “Transfers and Transfer Programs.”

Fees.  Certain fees associated with the contract will reduce annuity payments. See “Table of Fees and Expenses” and “Expenses.”

Taxation.  The Internal Revenue Code of 1986, as amended, (Tax Code), has certain rules that apply to the contract. There are some rules that only apply to your contract if it is issued as a non-qualified contract, an IRA, an inherited IRA or a custodial IRA. Tax penalties may apply if rules are not followed. See “Federal Taxes.”

Our Claims-Paying Ability.  Any guarantees we make under the contract are subject to our financial strength and claims-paying ability. See “Other Information – Our Ability to Make Payments Under the Contract.”

Table of Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

I.  The first table describes the fees and expenses that you will pay at the time that you transfer between investment choices, make a withdrawal or surrender the contract. We do not deduct a sales charge when you purchase a contract. Premium taxes may also be deducted, but are not reflected below.

Owner Transaction Expenses

	Current	Maximum
Transfer Fee	$0	Twelve free transfers per contract year, thereafter, $20 per transfer.

	Current	Maximum
Surrender Charge for Partial or Full Withdrawals
(as a percentage of amount withdrawn)	8%[1]	8%[1]

1 Surrender Charge Schedule

Contract Year*	1	2	3	4	5	6	7	8	9	10 or later

Percentage	8%	8%	7%	6%	5%	4%	3%	2%	1%	0%

* There are restrictions on if and when you may make a withdrawal. See “Withdrawals.”

II.  The next table describes fees and expenses you will pay periodically during the time you own the contract, not including fees and expenses deducted by the funds you elect.

Periodic Contract Charges

Separate Account Annual Expenses	For contracts without Payment Protector	For contracts with Payment Protector

Mortality and Expense Risk Charge	1.10%	1.10%
Administrative Charge	0.15%	0.15%
MassMutual Payment Protector Charge	0.0%	0.50%
Total Separate Account Annual Expenses	1.25%	1.75%

There is an annuity unit value history in “Appendix B – Condensed Financial Information.”

There is information concerning compensation payments we make to sales representatives in connection with the sale of the contracts in “Other Information – Distribution.”

Annual Fund Operating Expenses

When a sub-account purchases shares of a fund, the annual fund operating expenses are reflected in the purchase price. So, while you own the contract, if you elect any sub-accounts as investment choices, the annuity payments will be impacted by the annual fund operating expenses charged by the fund in which that sub-account invests. The first table shows the lowest and highest total annual fund operating expenses charged by any of the funds, expressed as a percentage of average net assets, for the year ended December 31, 2012 (before any waivers or reimbursements). More detail concerning each fund’s expenses that you may pay periodically during the time that you own the contract, is contained in the second table below and in each fund prospectus. Current or future expenses may be higher or lower than those shown.

Charge	Lowest	Highest
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses.	0.40%	1.25%

The following table provides more specific information about the total annual fund operating expenses of each fund. The fees and expenses reflected in this table are expressed as a percentage of average net assets for the year ended December 31, 2012 (before any waivers or reimbursements).

Investment Management Fees and Other Expenses

Fund Name	Management Fee		Other Expenses		12b-1 Fees	Acquired Fund Fees & Expenses	Total Annual Fund Operating Expenses
Fidelity® VIP Contrafund® Portfolio (Initial Class)	0.56%		0.08%		—	—	0.64%
ING Clarion Global Real Estate Portfolio (Class S)	0.79%		0.21%		0.25%	—	1.25%	[1]
Invesco V. I. Diversified Dividend Fund (Series I)	0.51%		0.17%		—	—	0.68%	[2]
Invesco V. I. Global Health Care Fund (Series I)	0.75%		0.38%		—	—	1.13%	[2]
Invesco V. I. Technology Fund (Series I)	0.75%		0.41%		—	—	1.16%	[2]
MML Blend Fund (Initial Class)	0.42%		0.04%		—	—	0.46%
MML Blue Chip Growth Fund (Initial Class)	0.75%		0.05%		—	—	0.80%
MML Equity Fund (Initial Class)	0.41%		0.03%		—	—	0.44%
MML Equity Income Fund (Initial Class)	0.75%		0.04%		—	—	0.79%
MML Equity Index Fund (Class I)	0.10%		0.35%		—	—	0.45%
MML Foreign Fund (Initial Class)	0.89%		0.08%		—	—	0.97%
MML Global Fund (Class I)	0.60%		0.38%		—	—	0.98%	[3]
MML Growth & Income Fund (Initial Class)	0.50%		0.08%		—	—	0.58%
MML Income & Growth Fund (Initial Class)	0.65%		0.07%		—	—	0.72%
MML Inflation-Protected and Income Fund (Initial Class)	0.55%		0.26%		—	—	0.81%
MML Large Cap Growth Fund (Initial Class)	0.65%		0.05%		—	—	0.70%
MML Managed Bond Fund (Initial Class)	0.39%		0.01%		—	—	0.40%
MML Managed Volatility Fund (Initial Class)[4]	0.75%		0.06%		—	—	0.81%
MML Mid Cap Growth Fund (Initial Class)	0.77%		0.05%		—	—	0.82%
MML Mid Cap Value Fund (Initial Class)	0.84%		0.06%	[5]	—	—	0.90%
MML Money Market Fund (Initial Class)	0.47%	[6]	0.05%		—	—	0.52%
MML Small Cap Equity Fund (Initial Class)[7]	0.65%		0.17%		—	—	0.82%
MML Small Cap Growth Equity Fund (Initial Class)	1.03%		0.07%	[5]	—	—	1.10%
MML Small/Mid Cap Value Fund (Initial Class)	0.75%		0.06%		—	—	0.81%

Fund Name	Management Fee		Other Expenses		12b-1 Fees	Acquired Fund Fees & Expenses		Total Annual Fund Operating Expenses
Oppenheimer Capital Appreciation Fund/VA (Non-Service)	0.69%		0.12%		—	—		0.81%	[8]
Oppenheimer Capital Income Fund/VA (Non-Service)[9]	0.74%		0.16%		—	0.01%		0.91%	[10]
Oppenheimer Discovery Mid Cap Growth Fund/VA (Non-Service)[11]	0.72%		0.13%		—	—		0.85%	[12]
Oppenheimer Global Fund/VA (Non-Service)[13]	0.63%		0.13%		—	—		0.76%	[14]
Oppenheimer Global Strategic Income Fund/VA (Non-Service)	0.58%	[15]	0.14%		—	0.06%		0.78%	[16]
Oppenheimer International Growth Fund/VA (Non-Service)	0.97%		0.16%		—	—		1.13%	[17]
Oppenheimer Main Street Fund®/VA (Non-Service)	0.66%		0.12%		—	—		0.78%	[18]
PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class)	0.74%		0.11%	[19]	0.25%	0.14%	[20]	1.24%	[21,22]

1. The adviser is contractually obligated to limit expenses to 1.15% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2014. Based upon net assets as of December 31, 2012, the management fee waiver for the Portfolio would be (0.01)%. There is no guarantee that the management fee waiver will continue after May 1, 2014. The management fee waiver will only renew if the adviser elects to renew it.

2. The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Series I shares to 2.00% of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

3. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 0.90%.

4. Formerly known as MML Large Cap Value Fund.

5. Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

6. MassMutual has agreed to voluntarily waive some or all of its management fees and, if necessary, reimburse some or all of the Fund's Other Expenses, in an attempt to allow the Initial Class shares of the Fund to maintain a 1-day yield of at least approximately 0.00%. MassMutual may amend or discontinue this waiver at any time without advance notice.

7. Formerly known as MML Small/Mid Cap Equity Fund.

8. The Manager has voluntarily agreed to limit the Fund's expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.80% for Non-Service Shares. The Manager will also waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund.

9. Formerly known as Oppenheimer Balanced Fund/VA. This fund is unavailable in contracts/certificates issued on or after May 1, 2009 and if issued prior to this date, no new money may be allocated to this fund via purchase payments or transfers.

10. The Manager has voluntarily agreed to limit the Fund's expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.67% for Non-Service Shares. The Manager will also waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund.

11. Formerly known as Oppenheimer Small- & Mid-Cap Growth Fund/VA.

12. The Manager has voluntarily agreed to limit the Fund's expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.80% for Non-Service Shares. The Manager will also waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund.

13. Formerly known as Oppenheimer Global Securities Fund/VA.

14. The Manager has voluntarily agreed to limit the Fund's expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 1.00% for Non-Service Shares. The Manager will also waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund.

15. The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary (The Subsidiary is described in the Fund's prospectus.). This undertaking will continue in effect for so long as the Fund invests in the Subsidiary and may not be terminated unless approved by the Fund's Board of Trustees.

16. The Manager has voluntarily agreed to limit the Fund's expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in wholly-owned subsidiaries and pooled investment vehicles, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.75% for Non-Service Shares. The Manager will also waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Short Duration and the Master Funds.

17. The Manager has voluntarily agreed to limit the Fund's expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 1.00% for Non-Service Shares. The Manager will also waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund.

18. The Manager has voluntarily agreed to limit the Fund's expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.80% for Non-Service Shares. The Manager will also waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund.

19. Other Expenses reflect interest expense and is based on the amount incurred during the Portfolio's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as a Portfolio expense for accounting purposes and is not payable to PIMCO. The amount of interest expense (if any) will vary based on the Portfolio’s use of such investments as an investment strategy.

20. PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

21. Total Annual Portfolio Operating Expenses excluding interest expense are 1.13%.

22. Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense are 0.99%.

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The Company

In this prospectus, “we,” “us,” “our” and “the Company” refer to Massachusetts Mutual Life Insurance Company (MassMutual). MassMutual is a diversified financial services company providing life insurance, disability income insurance, long-term care insurance, annuities, retirement products, investment management, and mutual funds to individual and institutional customers. MassMutual is organized as a mutual life insurance company. MassMutual’s home office is located at 1295 State Street, Springfield, Massachusetts 01111-0001.

Contract Roles

Owner

In General.  In this prospectus, “you” and “your” refer to the owner and joint owner, if any, of the contract. The owner is named at the time you apply for a contract. The owner can be an individual or a non-natural person. If your contract is qualified, the owner and the annuitant must be the same, unless the contract is a custodial IRA. The owner (and joint owner, if any) has all ownership rights under the contract while the annuitant and joint annuitant, if any, are alive.

Generally, you will want to designate yourself as the annuitant or sole primary beneficiary, so that you do not lose your contract rights during your lifetime.

Joint Owners.  If your contract is non-qualified, joint owners can own the contract. The contract cannot be owned jointly by an individual and a non-natural person. Unless otherwise indicated in the prospectus, if there are joint owners, we require signatures of both joint owners for transactions.

Non-Natural Owners.  When a non-natural person (e.g., a corporation, limited liability company, partnership or certain other entities) owns a non-qualified contract, the contract will generally not be treated as an annuity for tax purposes. However, if a trust or other entity holds the contract as an agent for a natural person, the contract will generally be treated as an annuity for tax purposes. Before purchasing a contract to be owned by a non-natural person or changing ownership on an existing contract that will result in it being owned by a non-natural person, you should consult a tax adviser to determine the tax impact.

Changing Owners.  Subject to our approval you may change an owner if your contract is non-qualified or a custodial IRA. However, in certain states you may not change owners without our approval. We will refuse or accept any requested change on a non-discriminatory basis. Please refer to your contract. An ownership change may be a taxable event. To change the owner, submit a written request, in good order, to our Service Center. The change will take effect as of the date you sign the written request. We will not be liable for any payment made or action taken before we record the change.

Ownership Rights at Time of Application.  At the time of application, subject to certain restrictions, you have the right to elect or designate the following:

•	an owner and joint owner;

•	an annuitant and, if applicable, a joint annuitant;

•	a payee, or up to four payees, to whom we will make annuity payments;

•	the frequency of payments, the annuity option, the assumed investment rate and the annuity payment start date;

•	a beneficiary or beneficiaries;

•	what portion of your purchase payment will be used to purchase fixed annuity payments and what portion will purchase variable annuity payments;

•	the initial allocation among investment choices; and

•	any optional features we may make available.

Ownership Rights Between Date of Contract Issue and First Annuity Payment Date.  Between the date of contract issue and the first annuity payment date, subject to certain restrictions, you have the right to:

•	cancel the contract during the free look period;

•	change beneficiaries;

•	change payees;

•	change owners (in certain states you may not change owners without our approval and we will refuse or accept any requested change on a non-discriminatory basis);

•	change allocations among investment choices;

•	elect or cancel the Automatic Rebalancing Program (you cannot revoke this if you have a current election of Payment Protector).

Ownership Rights Between the First Annuity Payment Date and Prior to Death of the Annuitants.  Between the first annuity payment date and prior to death of the annuitants, subject to certain restrictions, you have the right to:

•	change the beneficiaries;

•	change payees;

•	change owners (in certain states you may not change owners without our approval and we will refuse or accept any requested change on a non-discriminatory basis);

•	change allocations among investment choices;

•	make a partial or full withdrawal if the elected annuity option allows and subject to certain restrictions;

•	revoke election of Payment Protector (restrictions apply);

•	elect or cancel the Automatic Rebalancing Program (you cannot revoke this if you have a current election of Payment Protector).

Ownership Rights upon Death.  A beneficiary who assumes ownership rights after death of the owners and/or the annuitants, has restricted rights under the contract. See “Death Provisions.”

Annuitant and Joint Annuitant

You will designate an annuitant when you purchase the contract. If you elect an annuity option for two annuitants, you must designate an annuitant and a joint annuitant. The age and gender of the annuitant and joint annuitant will be considered when we value your annuity payments, as permitted by law. You designate the annuitant and any joint annuitant at the time of application and you may not change the designations once we issue your contract except as we describe under “Death Provisions – Death Before the First Annuity Payment Date.” The annuitant and joint annuitant have no rights under the contract. If your contract is qualified, you, the owner, must be the annuitant (unless the contract is a custodial IRA). The Tax Code may impose additional restrictions on who can be designated an annuitant and if more than one annuitant is permitted.

Generally, you will want to designate yourself as the annuitant or sole primary beneficiary, so that you do not lose your contract rights during your lifetime.

In this prospectus, the plural term “annuitants” will mean “annuitant and joint annuitant, if any.”

Beneficiary

The beneficiary will assume restricted ownership rights of the contract:

•	upon the death of the owner and joint owner, if any; and/or

•	upon the death of the annuitant and joint annuitant, if any.

After death of the annuitant and joint annuitant, if any, if there are continuing annuity payments, we will stop those payments until the beneficiary designates payee(s). See “Death Provisions.”

You name the beneficiaries at the time of application. You can change the beneficiaries at any time, unless you assign an irrevocable beneficiary. In that case, a change of beneficiary requires the consent of any irrevocable beneficiary. To change the beneficiary, subject to the rights of each irrevocable beneficiary, submit a written request, in good order, to our Service Center. The change will take effect as of the date you sign the written request. We will not be liable for any payment made or action taken before we record the change. You can designate that one or more beneficiaries be restricted from requesting a lump sum payment of death proceeds.

If you do not designate a beneficiary, we will designate a beneficiary according to our rules described in “Death Provisions – Default Beneficiaries.” If you have a qualified contract with a joint annuitant, the joint annuitant must be the sole primary beneficiary.

Payee

The payee is the person you designate on the application to receive annuity payments from the contract. Currently, you may designate up to four payees. If you have multiple payees, you may request that each receive a specified dollar amount or percentage of payment. To change payees and/or the dollar amounts or percentages paid to payees, submit a written request, in good order, to our Service Center. The change will take effect as of the date you sign the written request. We will not be liable for any payment made or action taken before we record the change. If you designate payees other than yourself, there may be tax consequences. The payee role has no rights under the contract.

Age

How We Determine Age of Annuitant, Owner and Beneficiary

In this prospectus the term “age,” except when discussed in regards to specific tax provisions, is defined as “insurance age,” which is a person’s age on his/her birthday nearest the date for which the age is being determined. This means we calculate your age based on your nearest birthday, which could be either your last birthday or your next. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months.

Purchasing a Contract

How to Purchase the Contract.  You may purchase the contract by submitting your purchase payment and the required application forms to your registered representative or to our Service Center:

First Class Mail

MassMutual Financial Group

Annuity Service Center HUB

P.O. Box 9067

Springfield, MA 01102-9067

Overnight Mail

MassMutual Financial Group

ASC HUB – W058

1295 State Street

Springfield, MA 01111-0111

Wire Transfer

JP Morgan Chase Bank

New York, New York

ABA #021000021

MassMutual Account #323956297

Ref: Annuity Contract #

Name: (Your Name)

We have the right to reject any application or purchase payment.

Required Purchase Payment Amount.  To purchase a contract you must make one payment of at least $10,000. After your initial payment, no additional purchase payments may be made.

The maximum purchase payment amount we accept without our prior approval is based on the age of the oldest annuitant on the contract issue date:

•	$3,000,000 if the oldest annuitant is age 75 or under including contracts owned by a personal trust;

•	$500,000 if the owner is non-natural or if the oldest annuitant is age 76 or over.

Multiple Transfers or Rollovers.  If your initial purchase payment includes multiple transfers or rollovers, we will proceed as follows:

We will treat transfer/rollover payments received within 60 calendar days from our receipt of the first payment as a single purchase payment. Subject to our procedures described under “Purchasing a Contract – Allocation of Purchase Payment,” we will apply the single purchase payment to the contract upon the earlier of:

a)	our receipt of all transfer/rollover payments; or

b)	60 calendar days from our receipt of the 1st payment.

For the time between our receipt of the payment and the contract issue date:

1)	any portion of the purchase payment you allocated to the general account will not receive a credit; and

2)	any portion of the purchase payment allocated to a sub-account will not receive a credit nor will it receive any sub-account performance.

If the minimum purchase payment amount is not satisfied within 60 calendar days from our receipt of the first payment, the purchase payment(s) will be returned and we will not issue you a contract. If, on the 60th calendar day since our receipt of the first payment, the amount received to date meets the minimum purchase payment requirement, we will issue your contract with the amount received to date regardless of the fact that the entire amount of the anticipated single purchase payment has not been received by us. If you would prefer we open separate contracts at the time each transfer/rollover is received, you must submit a separate application for each.

Age Requirements.  If you are requesting a lifetime annuity option, the annuitants must be between the ages of 18 and 90 when we issue the contract. If you request a non-lifetime annuity option, then the annuitant must not be older than age 100 when we issue the contract. The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker-dealers. You should discuss this with your registered representative.

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

Delay of Application.  Our receipt of your application may be delayed due to circumstances outside of our control (for example, delays due to failure of the selling broker-dealer or sales agent to forward the application to us promptly or due to delays in determining whether the contract is suitable for you). Any such delays will affect when we can issue your contract and when your initial purchase payment will be allocated among your investment choices.

Allocation of Purchase Payment.  When you purchase your contract, you elect your investment choices among those we currently offer. At that time, you may not allocate more than 70% of your purchase payment to the general account. You may later change your allocations subject to restrictions detailed in “Transfers and Transfer Programs.”

Once we receive your purchase payment and the necessary information in good order at our Service Center, we will issue your contract and apply your purchase payment to the contract within two business days. If we do not have the information required to issue your contract, we will contact you. When we receive all of the necessary information, we will then apply your purchase payment within two business days. If for some reason we are unable to complete this process within five business days, we will either issue a refund or obtain your permission to keep your purchase payment until we obtain all of the necessary information. We have the right to reject any application or purchase payment. We reserve the right to allocate your purchase payment to the MML Money Market Fund until the end of the right to cancel period.

Purchasing Two or More Contracts.  If you purchase two or more of the RetireEase Select contracts, subject to certain restrictions, you may request that we combine certain administrative services such as statements and payments.

Replacement of Life Insurance or Annuities

A “replacement” occurs when a new policy or contract is purchased and, in connection with the sale, an existing policy or contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financed purchase. A “financed purchase” occurs when the purchase of a new life insurance policy or annuity contract involves the use of funds obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

There are circumstances in which replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. Accordingly, you should make a careful comparison of the costs and benefits of your existing policy or contract and the proposed policy or contract to determine whether replacement is in your best interest. You should be aware that the person selling you the new policy or contract will generally earn a commission if you buy the new policy or contract through a replacement. Remember that if you replace a policy or contract with another policy or contract, you might have to pay a surrender charge on the replaced policy or contract, and there may be a new surrender charge period for the new policy or contract. In addition, other charges may be higher (or lower) and the benefits may be different.

If you purchase the contract described in this prospectus in exchange for an existing policy or contract from another company, we may not receive your initial purchase payment from the other company for a substantial period of time after we receive your signed application.

You should also note that once you have replaced your variable life insurance policy or annuity contract, you generally cannot reinstate it even if you choose not to accept your new variable life insurance policy or annuity contract during your “free look” period. The only exception to this rule would be if you live in a state that requires the insurer to reinstate the previously surrendered policy or contract if the owner chooses to reject their new variable life insurance policy or annuity contract during the “free look” period.

Is a Variable Annuity Right for You?

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. Variable annuities also have risks and there are charges for the benefits and advantages. Because variable annuities are complex, you should consider a number of things to determine whether a variable annuity is a suitable investment for you. We have listed some of these considerations below.

1)	Given your assets and income, can you afford to make the initial and any subsequent purchase payments and leave them in the contract for the long-term?

2)	Do you understand how the contract works? Are the benefits such as tax deferral and future annuity payments useful for your financial plan? For example, are you in a tax bracket where you will benefit from tax deferral?

3)	Variable annuities are intended for investors with a long-term investment horizon. So, for example, if you are an older person a variable annuity may not be suitable for you.

4)	Do you understand what the charges are and how they will impact your contract value over time?

5)	Do you understand your investment choices?

6)	Are you willing to tolerate the market fluctuations of your investment choices?

7)	If you are replacing your current annuity contract by purchasing the proposed variable annuity contract, you should carefully compare the costs and benefits of your existing annuity contract with the costs and benefits of the proposed variable annuity contract. Do you understand what benefits of your existing annuity contract you may be forfeiting? See “Replacement of Life Insurance or Annuities.”

8)	Are you purchasing the variable annuity contract with the intention to make frequent fund transfers? If you are, you should not purchase a variable annuity contract. See “Transfers and Transfer Programs – Limits on Frequent Trading and Market Timing Activity.”

9)	You should understand what, if any, compensation your registered representative is receiving for selling this variable annuity contract. See “Other Information – Distribution.”

10)	If you are considering a variable annuity to fund a tax-qualified plan you should know that tax deferral is automatically provided by tax-qualified retirement plans. Therefore, you would want the variable annuity only for its other benefits like death benefits and future annuity payments.

11)	If you are considering a variable annuity and the owner of the contract will be a non-natural person, you should be aware that generally tax deferral is not provided when a non-natural person owns a variable annuity contract. Therefore, you would want the variable annuity only for its other benefits like death benefits and future annuity payments.

12)	Do you understand the financial strength and claims-paying ability of the company issuing the variable annuity? See “Other Information – Our Ability to Make Payments Under the Contract.”

We and our affiliates offer a variety of annuity contracts. Each contract is designed to satisfy a customer’s need for a long-term retirement product. Your registered representative can provide information about the annuity contracts we issue so you can determine if one of them is a suitable investment for you based upon your needs and financial situation.

Federal and State Suitability Requirements.  To protect consumers, federal securities law requires that a registered representative recommend a security only when he/she believes that the security is suitable for the customer. The registered representative must have reasonable grounds for believing that the recommendation is suitable for such customer based upon the facts disclosed by the customer as to his/her other security holdings and his/her financial situation and needs. In addition, certain states have adopted their own annuity suitability requirements.

Right to Cancel Your Contract

You have a right to examine your contract. If you change your mind about owning your contract, you can cancel it within 10 calendar days after receiving it. However, this time period may vary by state. When you cancel the contract within this time period, we will not assess a surrender charge. Within seven days after we receive the contract back from you at our Service Center, we will refund the purchase payment amount allocated to the general account and the value of the purchase payment amount allocated to the separate account, reduced by any amounts withdrawn or annuity payments made unless your state has other requirements. If you purchase this contract as an IRA, we will return at least your purchase payment, reduced by any amounts withdrawn or annuity payments made. For contracts issued in New York, you will receive your contract value plus any previously deducted charges.

Annuity Payments

Under the contract provisions, we will make payments to the payee(s) you designate. You may designate up to four payees.

What Affects Annuity Payment Amounts?  When you purchase the contract, some of the factors that may affect the amount of annuity payments include:

•	age of the annuitants;

•	gender of the annuitants;

•	the amount of your purchase payment;

•	the annuity option elected;

•	the number of guaranteed annuity payments elected (if any);

•	whether you elect variable or a combination of fixed and variable annuity payments; and

•	the elected assumed investment rate.

We require you to elect variable annuity payments or a combination of fixed and variable annuity payments during your first contract year. Any time after your first contract year, if you want to only elect fixed payments, you may do so by electing the general account as your only investment choice. Your first contract year is the annual period which begins on the date we issue your contract. Subsequent contract years begin on each anniversary of the date on which we issue your contract.

Variable Annuity Payments.  If you choose variable annuity payments, payment amounts will vary with the investment performance of the funds you elect.

Fixed Annuity Payments.  If you elect fixed annuity payments, payment amounts will not vary (unless you elect Inflation Protector).

Minimum Payment Amounts.  The minimum allowable annuity payment is $100. However, we will allow payments lower than $100 if the payment amount is:

a)	lowered solely due to the market performance of your investment choices;

b)	lowered because we are dividing it for payments to beneficiaries; and/or

c)	lowered when an annuity option with reduced payments to the survivor is elected and the reduced payments to a survivor are in effect.

Payment Dates and Frequencies.  You can choose the date of your first annuity payment. We call that date the annuity date. Your annuity date must be within one year of the date we issue your contract. You will choose the frequency and dates of annuity payments at the time we issue your contract. If you do not elect your first annuity payment date, we will assume it is one month after we issue your contract. Once your contract is issued, you cannot change the frequency or date of annuity payments. The following payment frequencies are available: monthly, quarterly, semi-annually, and annually. Unless you elect otherwise, we will make annuity payments monthly. If any annuity payment is less than $100, we may change the frequency of annuity payments.

If the amount of the annuity payment will depend on the age or sex of the annuitants, we will not issue your contract without adequate proof of the age and sex of the annuitants.

Assumed Investment Rate (AIR).  If you elect variable annuity payments, you must also elect an AIR of 1%, 3% or 5%. If you elect Payment Protector, you must elect 1%. You elect this rate when we issue your contract and you cannot change it once we issue your contract. Refer to Appendix A for more information on electing an assumed investment rate percentage.

The AIR is the benchmark used to determine variable annuity payment amounts. Payments are based on the “net investment return” relative to the AIR. “Net investment return” is the annualized aggregate investment performance of the sub-accounts in which you are invested after deduction of contract charges and expenses. For example, if the net investment return equals the AIR, the payment amount will stay the same. If the net investment return is higher than the AIR, the payment amount will increase. If the net investment return is lower than the AIR, the payment amount will decrease. The AIR is not a guaranteed rate of return.

If you elect a 5% AIR, the first annuity payment will be higher than if you elected a lower AIR, but subsequent payments will increase only if the net investment return of the sub-accounts you elected is greater than 5% annually. Payment amounts will decline if the net investment return is less than 5%.

If you elect a 3% AIR, the first annuity payment will be lower than if you elected the 5% AIR, but subsequent payments will increase more rapidly and decline more slowly depending upon the net investment return of the sub-accounts you elected. Subsequent payments will increase only if the net investment return of the sub-accounts you elected is greater than 3% annually. Payment amounts will decline if the net investment return is less than 3%.

If you elect a 1% AIR, the first annuity payment will be lower than if you elected the 3% rate or the 5% rate, but subsequent payments will increase more rapidly and decline more slowly depending upon the net investment return of the sub-accounts you elected. Subsequent payments will increase only if the net investment return of the sub-accounts you elected is greater than 1% annually. Payment amounts will decline if the net investment return is less than 1%.

Annuity Options.  The available annuity options are listed in this section in the Annuity Options table. We may consent to other plans of payment in addition to those listed.

Limitations on Annuity Options.  Annuity options may be subject to state availability. If you purchase this contract as a tax-qualified contract such as a traditional IRA, an inherited IRA or a custodial IRA, the Tax Code may impose restrictions on the types of payment options you may elect.

Annuity Options

In this table, the term “guaranteed payments” means those payments continuing during the elected guaranteed period.

Lifetime Annuity Options
1) Single Life Annuity – No Refund	One Annuitant Length of Payment Period: For as long as the annuitant lives. Annuity Payments After Death: None. All payments end upon the annuitant’s death. Right to Make Withdrawals: No.
2) Single Life Annuity – Period Certain

One Annuitant

Length of Payment Period:  For a guaranteed period or as long as the annuitant lives, whichever is longer. You elect a guaranteed period (minimum 5 years/maximum 50 years) when we issue your contract. Guaranteed periods of greater than 30 years are subject to our approval.

Annuity Payments After Death:  When the annuitant dies, if there are remaining guaranteed payments, they will continue to be paid to the payee(s) designated by the beneficiary.

Right to Make Withdrawals:  Yes. Restrictions apply, see “Withdrawals.”

3) Joint and Survivor Life Annuity – No Refund

One Annuitant, One Joint Annuitant

Length of Payment Period:  For as long as either annuitant lives.

Annuity Payments After Death:  100% of the payment will continue for as long as the surviving annuitant lives. No payments will continue after the death of both annuitants.

Right to Make Withdrawals:  No.

Lifetime Annuity Options
4) Joint and Survivor Life Annuity – Period Certain

One Annuitant, One Joint Annuitant

Length of Payment Period:  For a guaranteed period or as long as either annuitant lives, whichever is longer. You elect a guaranteed period (minimum 5 years/maximum 50 years) when we issue your contract. Guaranteed periods of greater than 30 years are subject to our approval.

Annuity Payments After Death:  100% of the payment will continue for as long as the surviving annuitant lives. When both annuitants die, if there are remaining guaranteed payments, they will continue to be paid to the payee(s) designated by the beneficiary.

Right to Make Withdrawals:  Yes. Restrictions apply, see “Withdrawals.”

5) Joint and Survivor Life Annuity – Reducing at Death of either annuitant – No Refund

One Annuitant, One Joint Annuitant

Length of Payment Period:  For as long as either annuitant lives.

Annuity Payments After Death:  A reduced payment will continue for as long as the surviving annuitant lives. You elect at the time of contract issue whether payments will continue at  1/2,  2/3, or  3/4 of the former value. No payments will continue after the death of both annuitants.

Right to Make Withdrawals:  No.

6) Joint and Survivor Life Annuity – Reducing at Death of either annuitant – Period Certain

One Annuitant, One Joint Annuitant

Length of Payment Period:  For a guaranteed period or as long as the surviving annuitant lives, whichever is longer. You elect a guaranteed period (minimum 5 years/maximum 50 years) when we issue your contract. Guaranteed periods of greater than 30 years are subject to our approval.

Annuity Payments After Death:  100% of the payment will continue for the guaranteed period. When an annuitant dies, any remaining guaranteed payments will continue. When the guaranteed period is ended, a percentage of the payment will continue for as long as the surviving annuitant lives. You elect at the time of contract issue whether payments will continue at  1/2,  2/3, or  3/4 of the former value.

When both annuitants die, any remaining guaranteed payments will continue to be paid to the payee(s) designated by the beneficiary.

Right to Make Withdrawals:  Yes. Restrictions apply, see “Withdrawals.”

7) Joint and Survivor Life Annuity – Reducing at Death of Annuitant – No Refund

One Annuitant, One Joint Annuitant

Length of Payment Period:  For as long as either annuitant lives.

Annuity Payments After Death:  There are different payments after death depending on whether the annuitant or the joint annuitant dies first.

a) If the joint annuitant dies first, then 100% of the payment will continue for as long as the annuitant lives.

b) If the annuitant dies first, then a percentage of the payment will continue for the life of the joint annuitant. You elect the percentage at the time of contract issue. Available percentages are:  1/2,  2/3 or  3/4.

No payments will continue after the death of both annuitants.

Right to Make Withdrawals:  No.

Lifetime Annuity Options
8) Joint and Survivor Life Annuity – Reducing at Death of Annuitant – Period Certain

One Annuitant, One Joint Annuitant

Length of Payment Period:  For a guaranteed period or as long as either surviving annuitant lives, whichever is longer. You elect a guaranteed period (minimum 5 years/maximum 50 years) when we issue your contract. Guaranteed periods of greater than 30 years are subject to our approval.

Annuity Payments After Death:  When either annuitant dies, 100% of any remaining guaranteed payments will continue. When the guaranteed period is ended, there are different payments after death depending on whether the annuitant or the joint annuitant dies first.

a) If the joint annuitant dies first, then 100% of the payment will continue for as long as the annuitant lives.

b) If the annuitant dies first, then a percentage of the payment will continue for the life of the joint annuitant. You elect at the time of contract issue whether payments will continue at  1/2,  2/3, or  3/4 of the former value.

When both annuitants die, remaining guaranteed payments, if any, will continue to be paid to the payee(s) designated by the beneficiary.

Right to Make Withdrawals:  Yes. Restrictions apply, see “Withdrawals.”

Non-Lifetime Annuity Option
9) Period Certain Only Annuity

One Annuitant

Length of Payment Period:  For a guaranteed period. You elect a guaranteed period (minimum 5 years/maximum 50 years) when we issue your contract. Guaranteed periods of greater than 30 years are subject to our approval.

After your first contract year, once each contract year, you may elect to extend or shorten the guaranteed period subject to certain restrictions detailed following this table.

Annuity Payments After Death:  When the annuitant dies, any remaining guaranteed payments will continue to be paid to the payee(s) designated by the beneficiary.

Right to Make Withdrawals:  Yes. Restrictions apply, see “Withdrawals.”

Change of Guaranteed Period.  If you elected the period certain only annuity option, then after your first contract year, once each contract year, you may elect to extend or shorten the length of your guaranteed payment period by submitting a written request, in good order, to our Service Center. A beneficiary who becomes owner of the contract can shorten the payment period, but cannot extend the payment period.

If you elect to change the payment period, when we receive your written request, we will re-calculate annuity payment amounts based on the commuted value of the remaining guaranteed payments. Future annuity payment amounts may be lower or higher due to this change. See “Commuted Value.”

Availability is subject to state and federal laws, and is based on the minimum and maximum period certain annuity options and rates we offer at the time of your request.

You may not change the payment period if Payment Protector is in effect. If Budget Protector is in effect, any revised payment period must be expressed in full years.

Your request must be for a payment period that we offer at the time of your request and your election must result in payment amounts that meet our minimum payment requirements.

Additional Features

MassMutual Inflation Protector

What is MassMutual Inflation Protector?  MassMutual Inflation Protector (Inflation Protector) is only applicable if you elect the general account as an investment choice at some time over the life of your contract. Usually, when you elect the general account as an investment choice, your fixed annuity payments, those annuity payments attributable to the general account, are equal over the life of your contract. If you elect Inflation Protector, your initial fixed annuity payments will be lower than if you had not elected this feature. However, commencing one year after your first annuity payment date and on each subsequent anniversary, the payments attributable to the general account will increase annually by a percentage you elect: either 1%, 2%, 3% or 4% on a compound basis. You elect this percentage at the time of contract issue and you cannot later change your election. A higher percentage will result in lower initial payments and higher payments in the future.

What is the Charge for Inflation Protector?  There is no charge for this feature.

How to Elect Inflation Protector.  You may only elect this feature at the time your contract is issued. However, the feature will not take effect until you elect the general account as an investment choice and begin receiving a portion or all of your annuity as fixed annuity payments. You may elect this feature and elect variable annuity payments, however, the inflation protector does not apply to the variable annuity payments. This feature does not apply to fixed annuity payments resulting from election of Budget Protector. We will restrict eligibility for this feature as required by the Tax Code.

Can I Cancel Inflation Protector?  Once elected, you cannot cancel this feature.

MassMutual Payment Protector

What is MassMutual Payment Protector?  If you elect MassMutual Payment Protector (Payment Protector), we guarantee that each of your variable annuity payments will never be less than the guaranteed minimum payment. The guaranteed minimum payment equals 90% of your initial estimated variable annuity payment. If a variable annuity payment falls below the guaranteed amount, we will increase that payment to equal the guaranteed amount.

If you elect the general account as an investment choice, the portion of your fixed annuity payments attributable to those assets will not be used when calculating the guaranteed minimum payment or in determining if a payment equals the guaranteed minimum payment.

Allocation Restrictions.  While you are participating in Payment Protector, you may not make transfers from the general account to the sub-accounts and you may not elect the MML Money Market sub-account as an investment choice. Additionally, while you are participating in Payment Protector we require that you either:

1)	participate in the Asset Allocation Program (see “Transfers and Transfer Programs – Asset Allocation Program”); or

2)	maintain your allocations within the parameters set by our Custom Allocation Choice feature.

You may switch between (1) and (2), but while you have an election of Payment Protector you must elect one or the other.

Custom Allocation Choice.  If you elect Custom Allocation Choice, you must allocate your contract value within the Custom Allocation Choice parameters. The parameters are the minimum and maximum that may be allocated to each style of investment choice offered through the contract. Custom Allocation Choice parameters and investment choices are shown in “Appendix C.”

Important Considerations

•	The Custom Allocation Choice parameters do not guarantee that investment performance will not be volatile or go down in value.

•

Allocation to a single investment choice style may outperform allocation according to the Custom Allocation Choice parameters, so that you would have obtained better returns in a single sub-account or sub-accounts representing a single style.

•	The timing of your investment and the frequency of automatic rebalancing may affect performance.

•	The value of the funds will fluctuate, and when redeemed, may be worth more or less than the original cost.

•

We reserve the right to terminate or change the Custom Allocation Choice parameters at any time. Any such modifications will be filed with the Securities and Exchange Commission and will impact contracts issued on or after the effective date of such filing.

Impact of Transfers on Annuity Payment Amounts.  If you transfer from any of the sub-accounts to the general account, the amount of subsequent variable annuity payments and the guaranteed minimum payment amount will be reduced proportionally. The amount of subsequent fixed annuity payments will be increased as a result of the transfer.

Impact of Withdrawals on Annuity Payment Amounts.  If you make a withdrawal, the amount of subsequent variable annuity payments and the amount of the guaranteed minimum payment amount will be reduced proportionally.

Annuity Payments Reducing upon Death and Payment Protector.  If you elected an annuity option with payments reducing upon the death of an annuitant and/or joint annuitant, and the contract is in the phase where reduced payments are being made, the guaranteed minimum annuity payment will be reduced by the same percentage.

Cost of Payment Protector.  The charge for Payment Protector is equal on an annual basis to 0.50% of the daily value of your contract assets attributable to the sub-accounts, after fund expenses are deducted. The charge will continue for the life of the contract, unless you cancel the feature, in which case the charge will be discontinued as of the first business day the cancellation is effective. See “MassMutual Payment Protector – How to Cancel Payment Protector.”

How to Elect Payment Protector.  To elect Payment Protector you must:

•	elect the feature at time of contract issue;

•	elect an assumed investment rate of 1% (see “Annuity Payments – Assumed Investment Rate”);

•	maintain your allocations among investment choices within the parameters of our Custom Allocation Choice feature or the Asset Allocation Program; and

•	participate in the Automatic Rebalancing Program (see “Transfers and Transfer Programs – Automatic Rebalancing Program”).

You may only elect Payment Protector if at time of contract issue:

•	you elect a period certain only annuity option for at least 15 and no more than 30 years; or

•	you elect a lifetime annuity option with period certain of 30 years or less and the annuitants are under age 80 at time of contract issue; or

•	you elect a lifetime annuity option and the annuitants are under age 80 at time of contract issue.

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

How to Cancel Payment Protector.  You may cancel Payment Protector on your fifth contract anniversary or on any subsequent anniversary. Your written request, in good order, must be received at our Service Center within thirty-one calendar days prior to the contract anniversary upon which the cancellation is to be in effect. Once cancelled, you may not re-elect the feature.

If you cancel Payment Protector, we no longer require that your allocations remain within the parameters of our Custom Allocation Choice feature or the Asset Allocation Program. You may elect to continue or cancel your participation in the Automatic Rebalancing Program and the Asset Allocation Program.

Additional Restrictions.  While this feature is elected, you may not elect Budget Protector.

MassMutual Budget Protector

What is MassMutual Budget Protector?  Usually, if you elect variable annuity payments, each payment varies based upon fund performance, so you are unsure of the exact next payment amount. MassMutual Budget Protector (Budget Protector) allows you to invest in variable funds through our sub-accounts, but generate a level annuity payment over a 12-month period. For example, if you elect a monthly payment frequency, and Budget Protector calculates the payment to be $100, then the payment will continue to be $100 a month for the twelve-month period.

When we issue your contract we will tell you the estimated level payment for the first twelve-month period. On the anniversary of your first annuity payment and each subsequent anniversary, we will calculate the amount of each level payment to be paid over the next twelve-months based on the performance of your elected sub-accounts.

For your first annuity payment date and on each annuity payment anniversary thereafter, we determine the number of annuity income units necessary to make the level payments for the following year. We then redeem the annuity income units from your elected sub-accounts and transfer them to the general account. We generate your annuity payments based on the transferred amount and on the interest rate we credit through the general account. The rate credited may vary from the rate offered if you were to elect the general account as an investment choice and you did not elect Budget Protector.

The payment amounts in any one twelve-month period may be greater than or less than the payment amounts in the prior twelve-month period due to the investment performance of the sub-accounts you elect.

If you elect a combination of fixed and variable annuity payments, this feature only applies to the variable portion of the payments.

Transfers and Withdrawals.  Transfers among and partial withdrawals from the investment choices will not impact the amount of payments during a current twelve-month period, but will be reflected when we calculate the payments for the subsequent twelve-month period.

If you make a full withdrawal, the withdrawal amount will be comprised of the remaining current twelve-month period annuity payments and the commuted value of remaining guaranteed payments beyond that twelve-month period.

Change of Guaranteed Period.  If your contract permits you to change your guaranteed period, and you do so, the action will not impact the dollar amount of payments during the current twelve-month period, but will be reflected when we calculate the payments for the subsequent twelve-month period. See “Annuity Payments – Change of Guaranteed Period.”

Annuity Payments Reducing upon Death and Budget Protector.  You may have elected an annuity option with payments reducing by a certain percentage upon the death of an annuitant and/or joint annuitant. If you did, then upon the applicable death, the remaining payments during that current twelve-month period and for subsequent twelve-month periods will be reduced by the percentage you elected.

What is the Charge for Budget Protector?  There is no charge for this feature.

How to Elect Budget Protector.  To elect Budget Protector you must:

•	elect the feature at time of contract issue; and

•	if you elect a period certain only annuity option, you must elect annuity payments for a guaranteed period in full years.

Can I Cancel Budget Protector?  Once elected, this feature cannot be cancelled, except upon death of the annuitant and joint annuitant, if any. In this case, the beneficiaries will have the option of canceling Budget Protector. If there is a single beneficiary who cancels this feature, cancellation will not take effect until the anniversary of your first annuity payment. If there are multiple beneficiaries and they all choose to cancel this feature, cancellation will occur immediately. If there are multiple beneficiaries, and any beneficiary chooses to retain the Budget Protector, the remaining guaranteed period left on the contract will be rounded down to the nearest whole year and we will adjust annuity payment amounts accordingly.

We reserve the right to cancel this feature for all contract owners, without discrimination, at any time. If we do so, your level payments will continue to be made until the next anniversary of your first annuity payment date.

Additional Restrictions.  While this feature is elected, you may not elect Payment Protector.

Investment Choices

You have a number of investment choices in this contract. These investment choices currently include a general account as well as a number of funds offered through our separate account sub-accounts.

Choose Investment Choices Appropriate for You.  When electing among your available investment choices consider your circumstances, investment goals, financial situation and risk tolerance. After you elect investment choices for your initial purchase payment you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Understand the Risks Associated with Your Investment Choices.  If your contract value is allocated to a fund, your contract value will be influenced by the investment performance of that fund. You will want to read the fund prospectus, especially the section discussing the risks of investing in the fund. We will deliver current fund prospectuses and/or current summary fund prospectuses to you. You may also contact our Service Center to request current fund prospectuses and summary fund prospectuses. Summary fund prospectuses for certain funds may be unavailable.

Be Informed.  Read this prospectus. Also review information about the funds: the fund prospectus, statement of additional information, annual report and semiannual report.

The Separate Account

We established Massachusetts Mutual Variable Annuity Separate Account 4 (the separate account) as a separate account under Massachusetts law on July 9, 1997. The separate account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The separate account holds the assets that underlie the contracts, except those assets allocated to our general account. We keep the separate account assets separate from the assets of our general account and other separate accounts. The separate account is divided into sub-accounts, each of which invests exclusively in a single investment choice.

We own the assets of the separate account. We credit gains to, or charge losses against, the separate account, whether or not realized, without regard to the performance of other investment accounts. The separate account’s assets may not be used to pay any of our liabilities other than those arising from the contracts. If the separate account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. The obligations of the separate account are not our generalized obligations and will be satisfied solely by the assets of the separate account.

We have claimed an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act (CEA) with respect to the separate account. Therefore, we are not subject to registration or regulation as a Commodity Pool Operator under the CEA with respect to the separate account.

Addition, Removal, Closure or Substitution of Funds

We have the right to change the funds offered through the contract, but only as permitted by law. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Changes may only impact certain contract owners. Examples of possible changes include: adding new funds or fund classes; removing existing funds or fund classes; closing existing funds or fund classes; or substituting a fund with a different fund. New or substitute funds may have different fees and expenses. We will not add, remove, close or substitute any shares attributable to your interest in a sub-account of the separate account without notice to you and prior approval of the SEC, to the extent required by applicable law. We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which your contract belongs.

The Funds

The contract offers the following funds. We may add, remove, close or substitute funds.

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Diversified Dividend Fund (Series I Shares)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	Large Cap Blend
Invesco V.I. Global Health Care Fund (Series I Shares)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	Specialty
Invesco V.I. Technology Fund (Series I Shares)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	Specialty
Fidelity® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio (Initial Class)	Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc. and other investment advisers	Large Cap Blend
ING Investors Trust
ING Clarion Global Real Estate Portfolio (Class S)	Adviser: ING Investments, LLC Sub-Adviser: CBRE Clarion Securities LLC	Specialty
MML Series Investment Fund
MML Blue Chip Growth Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Large Cap Growth
MML Equity Income Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Large Cap Value
MML Equity Index Fund (Class I)	Adviser: MassMutual Sub-Adviser: Northern Trust Investments, Inc.	Large Cap Blend
MML Foreign Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Templeton Investment Counsel, LLC	International/Global
MML Global Fund (Class I)	Adviser: MassMutual Sub-Adviser: Massachusetts Financial Services Company	International/Global
MML Growth & Income Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Massachusetts Financial Services Company	Large Cap Blend
MML Income & Growth Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: BlackRock Investment Management, LLC	Large Cap Value

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
MML Large Cap Growth Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Rainier Investment Management, Inc.	Large Cap Growth
MML Managed Volatility Fund (Initial Class)[1]	Adviser: MassMutual Sub-Adviser: Gateway Investment Advisers, LLC	Specialty
MML Mid Cap Growth Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Small/Mid-Cap Growth
MML Mid Cap Value Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: American Century Investment Management, Inc.	Small/Mid-Cap Value
MML Small Cap Growth Equity Fund (Initial Class)	Adviser: MassMutual Sub-Advisers: Waddell & Reed Investment Management Company and Wellington Management Company, LLP	Small/Mid-Cap Growth
MML Small/Mid Cap Value Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: AllianceBernstein L.P.	Small/Mid-Cap Value
MML Series Investment Fund II
MML Blend Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Balanced
MML Equity Fund (Initial Class)	Adviser: MassMutual Sub-Advisers: OppenheimerFunds, Inc. and Loomis, Sayles & Company, L.P.	Large Cap Value
MML Inflation-Protected and Income Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Fixed Income
MML Managed Bond Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Fixed Income
MML Money Market Fund (Initial Class)†	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Short Term/Stable Value
MML Small Cap Equity Fund (Initial Class)[2]	Adviser: MassMutual Sub-Adviser: OppenheimerFunds, Inc.	Small/Mid-Cap Blend
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA (Non-Service Shares)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.	Large Cap Growth

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
Oppenheimer Capital Income Fund/VA (Non-Service Shares)*,[3]	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.	Balanced
Oppenheimer Discovery Mid Cap Growth Fund/VA (Non-Service Shares)[4]	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.	Small/Mid-Cap Growth
Oppenheimer Global Fund/VA (Non-Service Shares)[5]	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.	International/Global
Oppenheimer Global Strategic Income Fund/VA (Non-Service Shares)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.	Fixed Income
Oppenheimer Main Street Fund®/VA (Non-Service Shares)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.	Large Cap Blend
Panorama Series Fund, Inc.
Oppenheimer International Growth Fund/VA (Non-Service Shares)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.	International/Global
PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class)	Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	Specialty

*	Unavailable in contracts issued on or after May 1, 2009. For contracts issued prior to May 1, 2009, you may not allocate any new money to this fund via purchase payments or transfers.
[1]	Formerly known as the MML Large Cap Value Fund.
[2]	Formerly known as the MML Small/Mid Cap Equity Fund.
[3]	Formerly known as the Oppenheimer Balanced Fund/VA.
[4]	Formerly known as the Oppenheimer Small- & Mid-Cap Growth Fund/VA.
[5]	Formerly known as the Oppenheimer Global Securities Fund/VA.
†	An investment in the MML Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a stable net asset value per share, it is possible to lose money by investing in the Fund. The yield of this Fund may be low during periods of low interest rates. After deduction of separate account charges, the yield in the sub-account that invests in this Fund could be negative.

There is no assurance that the funds will achieve their stated objective. The fund prospectuses contain more detailed information about the funds. We will deliver current fund prospectuses and/or current summary fund prospectuses to you. You may also contact our Service Center to request current fund prospectuses and summary fund prospectuses. Summary fund prospectuses for certain funds may be unavailable. You should read the information contained in the fund prospectuses carefully before investing.

Compensation We Receive from Funds, Advisers and Sub-Advisers

Compensation We Receive from Advisers and Sub-Advisers.  We and certain of our insurance affiliates receive compensation from the advisers and sub-advisers to some of the funds. We may use this compensation for any corporate purpose, including paying expenses that we incur in promoting, issuing, distributing and administering the contract and, providing services, on behalf of the funds, in our role as intermediary to the funds. The amount of this compensation is determined by multiplying a specified annual percentage rate by the average net assets held in that fund that are attributable to the variable annuity and variable life insurance products issued by us and our affiliates that offer the particular fund (MassMutual’s variable contracts). These percentage rates differ, but currently do not exceed 0.25%. Some advisers or sub-advisers pay us more than others; some do not pay us any such compensation.

The compensation is not reflected in the expenses that are disclosed for the funds in “Table of Fees and Expenses - Annual Fund Operating Expenses” because this compensation is not paid directly out of the funds’ assets. However, these payments may be derived, in whole or in part, from the advisory fee deducted from fund assets. Contract owners, through their indirect investment in the funds, bear the costs of these advisory fees (see the funds’ prospectuses for more information).

In addition, we may receive fixed dollar payments from the advisers and sub-advisers to certain funds so that the adviser and sub-adviser can participate in sales meetings conducted by MassMutual. Attending such meetings provides advisers and sub-advisers with opportunities to discuss and promote their funds. For a list of the funds whose advisers and sub-advisers currently pay such compensation, visit www.massmutual.com/legal/compagreements or call our Service Center at the number shown on page 1 of this prospectus.

Compensation We Receive from Funds.  We and certain of our affiliates also receive compensation from certain funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. This compensation is paid out of the fund’s assets and may be as much as 0.25% of the average net assets of an underlying fund which are attributable to MassMutual’s variable contracts. This compensation is specified as 12b-1 fees in the “Table of Fees and Expenses – Annual Fund Operating Expenses.” An investment in a fund with a 12b-1 fee will increase the cost of your investment in this contract.

Compensation in General.  The compensation that we receive may be significant and we may profit from this compensation. Additionally, when selecting the funds that will be available with MassMutual’s variable contracts, we consider the amount of compensation that we receive from the funds, their advisers, sub-advisers, or their distributors along with the funds’ name recognition, asset class, the manager’s reputation, and fund performance. We offer certain funds through the contract at least in part because they are managed by us or an affiliate.

The General Account

Purchase payments allocated to the general account and transfers to the general account become part of our general account which supports insurance and annuity obligations. The general account has not been registered under the Securities Act of 1933 (1933 Act) nor is the general account registered under the Investment Company Act of 1940 (1940 Act) because of exemptive and exclusionary provisions. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. We have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which relate to the general account. Disclosures regarding the general account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus. For more information about our general account see “Other Information – Our Ability to Make Payments Under the Contract.”

You do not participate in the investment performance of the assets in the general account. We will credit an interest rate at a rate not less than the minimum allowed by state law at the time we issue your contract. We reserve the right to change the guaranteed minimum interest rate for newly issued contracts, subject to applicable state law.

Transfers and Transfer Programs

Each contract year you may make twelve free transfers among the investment choices, subject to the restrictions below. If you make more than twelve transfers in a calendar year, we may deduct a fee (see “Transfers and Transfer Programs – Transfer Fee”). We have the right to terminate, suspend or modify the transfer and transfer program provisions described in this prospectus.

Transfers Into the General Account.  After your first contract year, you may transfer into the general account from any of the sub-accounts.

Transfers Out of the General Account.  You may make one transfer per contract year out of the general account into any of the sub-accounts. However no transfers can be made from the general account to the MML Money Market Fund. If you are participating in Payment Protector, you may not make transfers out of the general account. Transfers out of the general account are done on a first-in, first-out basis. In other words, amounts attributed to the earliest allocation to the general account are transferred first, then amounts attributed to the next oldest allocation are transferred, and so on.

Transfer Requests.  You may make transfers by submitting a written request, in good order, to our Service Center. You must clearly indicate the amount and investment choices from and to which you wish to transfer.

Transfer Effective Date.  Your transfer is effective on the business day we receive your request, in good order, at our Service Center. If we receive your transfer request at our Service Center on a non-business day or after our business day closes, your transfer request will be effective on the next business day.

Transfer Fee.  Currently we do not assess a transfer fee. However, we reserve the right to allow twelve transfers per year and charge an amount of $20 per transfer in excess of twelve as provided in the contract.

Impact of Transfers on Annuity Payments.  Transfers between sub-accounts will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made. The result is that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units within the current investment choices.

The amount transferred from a sub-account into the general account will be based on the commuted value of the payments being transferred from that sub-account. See “Commuted Value.” We will first calculate the value of the annuity units being transferred out of the sub-account. That value will then be used to purchase fixed annuity payments. The value of the fixed annuity payments will be based on the annuity option in effect, the age and gender of the annuitant and joint annuitant, if any, and the current annuity purchase rates in effect at the time of the transfer.

The amount transferred from the general account into any sub-account(s) will be based on the commuted value of the future payments being transferred from the general account, see “Commuted Value.” The amount transferred to the sub-accounts will be used to purchase annuity units of the sub-account(s) to which the transfer is made. Thereafter, annuity payments will reflect changes in the value of the new annuity units.

Transfers and Elective Features.  There may be additional transfer impacts and restrictions if you elected any of the following: Automatic Rebalancing Program, Budget Protector, Payment Protector, and Inflation Protector. See those prospectus sections for additional detail.

Automatic Rebalancing Program

Over time, the performance of each sub-account may cause your allocation to shift from your original allocation. If you elect the Automatic Rebalancing Program, you will request that we periodically transfer among sub-accounts to reflect your desired allocations. You may cancel or elect the program at any time. For more detail regarding participation in this program, contact your registered representative or our Service Center.

If you elect Payment Protector, you must participate in the Automatic Rebalancing Program and you may not cancel your participation unless you first cancel your election of Payment Protector. For additional detail see “MassMutual Payment Protector.”

Asset Allocation Program

What is the Asset Allocation Program (AAP)?  If you participate in the AAP, you choose one of several asset allocation models. The asset allocation model you elect will determine your investment choices and how much is allocated to each investment choice. The asset allocation models are static models which means the underlying investment allocations within each model will not change over time. If you elect the AAP, you must participate in the Automatic Rebalancing Program, allowing us to periodically rebalance your allocations so they continue to follow your elected asset allocation model strategy. See “Transfers and Transfer Programs – Automatic Rebalancing Program.”

Electing an Asset Allocation Model.   You can elect to participate in the AAP at any time. You should consult with your registered representative to assist you in determining which asset allocation model in the program is best suited to your financial needs, investment time horizon, and is consistent with your risk comfort level. You should periodically review those factors to determine if you need to change asset allocation models.

Transfer Limitations.  While participating in the AAP you may make a transfer by changing asset allocation models. If you do submit a transfer request other than a request to change your asset allocation model, we will terminate your participation in the AAP and notify you of the termination. There are two exceptions to this: 1) If you transfer from or to the general account, we will not cancel the AAP; and 2) If you are participating in Payment Protector, we will not terminate your participation in the AAP. Instead, we will notify you of the transfer choices available with Payment Protector: a) you may change asset allocation models; b) you may cancel the AAP by electing the Custom Allocation Choice feature and make transfers within the parameters of that feature; or c) you may cancel Payment Protector and the AAP and request a transfer outside of the AAP models. There are restrictions regarding when you can cancel, see “MassMutual Payment Protector” for additional detail.

Electing a Different Asset Allocation Model.  At any time, you may change your asset allocation model to any of the available asset allocation models by contacting our Service Center.

Canceling Participation in AAP.  You can cancel your participation in the AAP at any time by contacting our Service Center. You can re-elect participation in the AAP at any time.

Important Considerations

•	There is no assurance that an asset allocation model will not lose money or that investment results will not experience some volatility.

•	Historical market and asset class performance may differ in the future from the historical performance and assumptions upon which the asset allocation models are built.

•

Allocation to a single asset class may outperform an asset allocation model, so that you would have obtained better returns in a single fund or funds representing a single asset class than in an asset allocation model. Asset allocation model performance is dependent upon the performance of the funds in the model.

•	We have the right to terminate or change the AAP at any time.

Limits on Frequent Trading and Market Timing Activity

This contract and its investment choices are not designed to serve as vehicles for what we have determined to be frequent trading or market timing trading activity. We consider these activities to be abusive trading practices that can disrupt the management of a fund in the following ways:

•	by requiring the fund to keep more of its assets liquid rather than investing them for long-term growth, resulting in lost investment opportunity; and

•	by causing unplanned portfolio turnover.

These disruptions, in turn, can result in increased expenses and can have an adverse effect on fund performance that could impact all owners and beneficiaries under the contract, including long-term owners who do not engage in these activities. Therefore, we discourage frequent trading and market timing trading activity and will not accommodate frequent transfers among the funds. Organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase this contract.

We have adopted policies and procedures to help us identify those individuals or entities that we determine may be engaging in frequent trading and/or market timing trading activities. We monitor trading activity to uniformly enforce those procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Our ability to detect frequent trading or market timing may be limited by operational or technological systems, as well as by our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. Therefore, despite our efforts to prevent frequent trading and the market timing of funds among the sub-accounts of the separate account, there can be no assurance that we will be able to identify and curtail every instance of trading of those who trade frequently or those who employ a market timing strategy or those who act as intermediaries on behalf of such persons. Moreover, our ability to discourage and restrict frequent trading or market timing may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

In addition, some of the funds are available with variable products issued by other insurance companies. We do not know the effectiveness of the policies and procedures used by these other insurance companies to detect frequent trading and/or market timing. As a result of these factors, the funds may reflect lower performance and higher expenses across all contracts as a result of undetected abusive trading practices.

If we or the investment adviser to any of the funds available with this contract, determine that an owner’s transfer patterns reflect frequent trading or employment of a market timing strategy, we will not allow the owner to submit transfer requests by overnight mail, facsimile transmissions, the telephone, our website, or any other type of electronic medium. Additionally, we may reject any single trade that we determine to be abusive or harmful to the fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. Therefore, we reserve the right to reject, without prior notice, any fund transfer request if the investment in the fund is not accepted for any reason.

The funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the funds describe the funds’ frequent trading and market timing policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. We have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading or market timing policies established by the fund.

Contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the funds in their ability to apply their frequent trading or market timing policies and procedures. It may also require that we restrict or prohibit further purchases or transfers as requested by a fund on all contracts owned by a contract owner whose trading activity under one variable contract has violated a fund’s frequent trading or market timing policy. If a fund believes that an omnibus order reflects one or more transfer requests from contract owners engaged in frequent trading or market timing activity, the fund may reject the entire omnibus order.

We will notify you in writing if we reject a transfer or if we implement a restriction due to frequent trading or the use of market timing investment strategies. If we do not accept a transfer request, no change will be made to your allocations per that request. We will then allow you to resubmit the rejected transfer by regular mail only.

Additionally, we may in the future take any of the following restrictive actions that are designed to prevent the employment of a frequent trading or market timing strategy:

•	not accept transfer instructions from an owner or other person authorized to conduct a transfer;

•	limit the number of transfer requests that can be made during a contract year; and

•	require the value transferred into a fund to remain in that fund for a particular period of time before it can be transferred out of the fund.

We will apply any restrictive action we take uniformly to all owners we believe are employing a frequent trading or market timing strategy. These restrictive actions may not work to deter frequent trading or market timing activity.

We reserve the right to revise our procedures for detecting frequent trading and/or market timing at any time without prior notice if we determine it is necessary to do so in order to better detect frequent trading and/or market timing, to comply with state or federal regulatory requirements, or to impose different restrictions on frequent traders and/or market timers. If we modify our procedures, we will apply the new procedure uniformly to all owners.

Withdrawals

Income taxes, tax penalties, a surrender charge and certain restrictions may apply to any withdrawal you make.

If you elect an annuity option without a period certain, you cannot make any withdrawals.

Right to Make Partial Withdrawals.  Subject to the limitations described in this prospectus, you have the right to make partial withdrawals (also called partial surrenders) of remaining guaranteed payments if you elected an annuity option with a period certain.

Right to Make Full Withdrawals.  Subject to the limitations described in this prospectus, you have the right to make a full withdrawal (also called full surrenders) of remaining guaranteed payments if you elected a period certain only annuity option.

Limits on Number of Withdrawals.  If you elected a period certain only annuity option, you may make one withdrawal each contract year. If you elected a lifetime annuity option with period certain, you may not make a withdrawal during your first contract year. However, you may make one withdrawal each subsequent contract year.

Amount Available to Withdraw.  The amount available for withdrawal is based on the commuted value of any remaining guaranteed payments. See “Commuted Value.” Additionally, we limit the amount available for a partial withdrawal, so that each remaining guaranteed payment is a minimum amount of $100. In some states there are restrictions on receiving a lump sum payment of remaining fixed guaranteed payments.

Deduction of Withdrawals.  Any request for a withdrawal will be taken proportionally from your elected sub-accounts on the business day we receive your request in good order. If we cannot satisfy the entire withdrawal request from your elected sub-accounts and you have elected the general account as an investment choice, then the remaining portion will be taken from the general account, as applicable. Withdrawals out of the general account are done on a first-in, first-out basis. In other words, amounts attributed to the earliest allocation to the general account are withdrawn first, then amounts attributed to the next oldest allocation are withdrawn, and so on.

Minimum Partial Withdrawal Amounts.  Your partial withdrawal must be at least $5,000.

Withdrawal Requests.  To request a withdrawal, submit our fully completed partial surrender or surrender form in good order to our Service Center.

Withdrawal Effective Date.  Your withdrawal is effective on the business day we receive, at our Service Center, our partial surrender or surrender form, in good order, and, if applicable, a “letter of acceptance.” If we receive this item(s) at our Service Center on a non-business day or after our business day closes, your withdrawal request will be effective on the next business day.

Delivery of Withdrawal Amount.  Withdrawals will be sent to the payee(s) you designate. We will pay any withdrawal amount within 7 calendar days of the withdrawal effective date, unless we are required to suspend or postpone withdrawal payments. See “Other Information – Suspension of Payments or Transfers.”

Partial Withdrawals Used to Pay Investment Advisory Fees.  Some contract owners have their assets managed by one or more investment advisers. The investment advisers may assess a fee for their services. Their fees are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisers to take one or more partial withdrawals from the contract in order to collect advisory or investment management fees. Withdrawals taken from this contract to pay such fees may be subject to a surrender charge, income tax and/or tax penalties. We encourage you to determine whether engaging in this activity is appropriate for you.

Withdrawal Charge.  Withdrawals may be subject to a surrender charge. We will deduct any applicable surrender charge from the amount you withdraw. See “Expenses – Surrender Charge for Partial and Full Withdrawals.”

Impact of Withdrawals on Annuity Payments.  The amount available for you to withdraw is the commuted value of the remaining guaranteed annuity payments. Once a portion of the commuted value is withdrawn, the remaining guaranteed annuity payments will be reduced proportionally. If you elected a lifetime annuity option with period certain, withdrawals will affect remaining guaranteed payment amounts, but will not affect payments after the guaranteed period continuing for life. See “Commuted Value.”

Withdrawals and Elected Features.  There may be additional withdrawal impacts and restrictions if you elected any of the following: Budget Protector, Payment Protector, and Inflation Protector. See those prospectus sections for additional detail.

Death Provisions

The following is a discussion of how contract rights and annuity payments are impacted by the death of the contract owner(s), the annuitant and/or the joint annuitant.

Death Before the First Annuity Payment Date

Death of Owner.  If an owner who is not an annuitant or joint annuitant dies, the surviving owner, if any, retains ownership of the contract unless you designate otherwise. If there is no surviving owner, the beneficiary assumes ownership rights. We will pay any annuity payments to the payee(s) we have on record. The new owner may change the payee(s) on record.

Death of Annuitant.  If the Annuitant dies and:

1)	if there is a surviving joint annuitant, the annuity payments will be adjusted so that they equal what would have been paid under a single life annuity option; or

2)	if there is no surviving joint annuitant, the owner (or beneficiary if the owners are deceased) may elect by written request to receive:

a)	a refund of the purchase payment amount allocated to the general account and the value of the purchase payment amount allocated to the separate account; or

b)	the guaranteed annuity payments, if any, as specified in the elected annuity option.

Death On or After the First Annuity Payment Date

Death of Annuitant.  If the Annuitant dies and:

1)	if there is a surviving joint annuitant, we will pay the remaining annuity payments, if any, to the payee(s) we have on record; or

2)	if there is no surviving joint annuitant, remaining guaranteed annuity payments, if any, will stop until we receive instructions from the beneficiary(ies).

The beneficiary may elect to receive a lump sum payment of the commuted value of remaining guaranteed annuity payments. A beneficiary’s right to request the commuted value may have been restricted by the owner. Additionally, in some states there are restrictions on receiving a lump sum payment of remaining fixed guaranteed payments. If a beneficiary continues the annuity payments and later requests payment of the commuted value of remaining guaranteed annuity payments, a surrender charge may apply. See “Expenses – Surrender Charge for Partial or Full Withdrawals” and “Commuted Value.”

If upon the death of the annuitant and joint annuitant, if any, one or more of the beneficiaries is deceased and the payment allocation is in equal shares, we will evenly divide the deceased beneficiary’s allocation for distribution to the remaining beneficiaries. If the percentage allocation is unequal (example: 50%, 30%, 20%), we will divide proportionally the deceased beneficiary’s percentage for distribution to the remaining beneficiaries.

Upon the death of the annuitant and joint annuitant, if any, the owner loses all contract rights and the primary beneficiary or beneficiaries assume ownership rights. If there is more than one beneficiary, the beneficiaries will assume ownership rights of the contract in proportion to the beneficiary allocations designated. If no beneficiary allocations are designated, the beneficiaries will assume ownership in equal proportions. Written consent of all owners may be required to exercise any contract rights. We may at our discretion give separate ownership rights to each beneficiary.

Death of Owner.  While the annuitants are alive, upon the death of an owner, the surviving owner, if any, retains ownership of the contract unless you designate otherwise. Upon the death of the owner and joint owner, if any, the primary beneficiary or beneficiaries assume ownership rights. If there are multiple beneficiaries, they will assume ownership rights of the contract in equal proportions, regardless of any beneficiary allocations designated. However, for tax reporting purposes, we will report to each beneficiary in proportion to their designated allocations. Written consent of all beneficiaries may be required to exercise any contract rights. We may at our discretion give separate ownership rights to each beneficiary.

Beneficiary Rights

A beneficiary who assumes ownership rights has the right, subject to certain restrictions, to:

1)	designate a payee, or payees to whom we will make annuity payments;

2)	change allocations among investment choices;

3)	make a partial or full withdrawal, subject to certain restrictions (see “Withdrawals”);

4)	revoke election of Payment Protector (restrictions apply);

5)	revoke election of Budget Protector (only upon death of the annuitant and joint annuitant, if any);

6)	elect or revoke the Automatic Rebalancing Program (unless Payment Protector is in effect);

7)	designate a beneficiary or beneficiaries (beneficiaries assume ownership rights upon death of annuitants or death of a beneficiary with current ownership rights); and

8)	if the beneficiary assumes ownership rights due to death of the owner(s), change the owners (the Tax Code may restrict the right to change owners).

Processing Payments After Death

We will determine the death proceeds, if any, and commence payment as of the date we receive both due proof of death and an election of the payment method at our Service Center. Due proof of death will be one of the following:

1)	a certified death certificate; or

2)	a certified decree of a court of competent jurisdiction as to the finding of death; or

3)	any other proof satisfactory to us.

We may adjust the annuity payment period or require a beneficiary request a lump sum payment if we are required to make the adjustment in order to comply with the Tax Code, in particular, sections 72(s) and 401(a)(9).

Default Beneficiaries

Unless you designated specific beneficiary allocations, beneficiary rights to any payment upon death will be in equal shares to the survivor(s) as follows:

1)	to the joint owner (default primary beneficiary); or if there is none,

2)	to the primary beneficiary(ies) who survive(s) your death and/or the annuitant’s death, as applicable; or if there are none

3)	to the contingent beneficiary(ies) who survive(s) your death and/or the annuitant’s death, as applicable; or if there are none

4)	to you, if the contract is owned by a non-natural person, or to your estate.

Expenses

This section describes the charges and deductions we make under the contract to compensate us for the services and benefits we provide, costs and expenses we incur and risks we assume. We may profit from the charges deducted and we may use any such profits for any purpose, including payment of distribution expenses. These charges and deductions reduce the return on your investment in the contract. These charges and expenses are:

Separate Account Charges

Each business day we deduct certain charges from the assets of the separate account. We do this as part of our calculation of the value of the annuity units. There are three types of separate account charges: (1) the mortality and expense risk charge (2) the administrative charge and (3) charges for Payment Protector, if elected.

Mortality and Expense Risk Charge

This charge is equal, on an annual basis, to 1.10% of the daily value of the assets invested in each sub-account, after fund expenses are deducted. This charge is for:

•

the mortality risk associated with the insurance benefits provided, including our obligation to make annuity payments regardless of how long the annuitant and joint annuitant, if any, live and the guarantee of rates used to determine your annuity payments;

•	the expense risk that the current charges will be insufficient to cover the actual cost of administering the contract.

If the mortality and expense risk charge is not sufficient to cover the mortality and expense risk, we will bear the loss. If the amount of the charge is more than sufficient to cover the mortality and expense risk, we will make a profit on the charge. We may use this profit for any purpose, including the payment of marketing and distribution expenses for the contract.

Administrative Charge

This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each sub-account, after fund expenses are deducted. We assess this charge to reimburse us for all the expenses associated with the administration of the contract and the separate account. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

Payment Protector Charge

If you elect Payment Protector, we will assess a charge. This charge is equal, on an annual basis, to 0.50% of the daily value of the assets invested in each sub-account, after fund expenses are deducted. If you cancel this feature, we will discontinue the charge on the date your cancellation is effective. See “MassMutual Payment Protector – How to Cancel Payment Protector.”

Surrender Charge for Partial or Full Withdrawals

You may have the right to make withdrawals from the contract (see “Withdrawals”). If you make a partial or full withdrawal, we may deduct a surrender charge from the amount you withdraw. We use this charge to cover certain expenses among which are those relating to the sale of the contract. The amount of the charge depends on the amount you withdraw and the length of time between when we issued your contract and when you make a withdrawal.

The surrender charge is assessed as follows:

Contract Year When Withdrawal is Made*	Percentage of Amount Withdrawn
1	8%
2	8%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9	1%
10 or later	0%

* There are restrictions on if and when you may make a withdrawal. See “Withdrawals.”

Death Provisions and Surrender Charge.  Proceeds paid upon death are not subject to a surrender charge unless there are continuing annuity payments from the contract and at a later date, subject to contract rules, a partial or full withdrawal of remaining guaranteed payments is requested. We will then assess a surrender charge on the withdrawal. If a surrender charge is applied in this situation, the surrender charge schedule will be the one that commenced at the original contract issue date, prior to the beneficiary becoming owner.

Exchanged Contracts and Surrender Charge.  A reduced surrender charge schedule may apply under this contract if another variable annuity contract issued by us or one of our affiliated insurance companies is exchanged for this contract. Exchange programs may not be available in all states. We have the right to modify, suspend or terminate any exchange program any time without prior notification. If you want more information about our current exchange programs, contact your registered representative or our Service Center.

Premium Taxes

Some states and other governmental entities charge premium taxes or similar taxes. We are responsible for the payment of these taxes. We will deduct these taxes from your purchase payment. Premium taxes generally range from 0% to 3.5%, depending on the state.

Transfer Fee

Currently we do not assess a transfer fee. However, we reserve the right to allow twelve transfers per year and charge an amount of $20 per transfer in excess of twelve as provided in the contract.

Income Taxes and Withholding

We will make any deductions for withholding taxes that are required by law. If we incur any income taxes due to the operation of the separate account, we will deduct them from the contract. At the present time, the separate account does not incur any income tax liability.

Fund Expenses

The separate account purchases shares of the funds at net asset value. The net asset value of each fund reflects expenses already deducted from the assets of the fund. Such expenses include investment management fees and other expenses and may include acquired fund fees and expenses. For some funds, expenses may also include 12b-1 fees to cover distribution and/or certain service expenses. When you elect a fund as an investment choice, that fund’s expenses will increase the cost of your investment in the contract. See each fund’s prospectus for more information regarding these expenses.

Commuted Value

Calculating the Commuted Value of Remaining Payments.  If you request a withdrawal of remaining guaranteed payments, if you make a transfer between a variable and fixed investment choice, if you request a change in the guaranteed period of the period certain only annuity option or if we make a payment upon death, we will utilize the “commuted value” when making those transactions. The commuted value for withdrawals, change of guaranteed period and payments upon death will only reflect the present value of remaining guaranteed payments. The commuted value for transfers will also reflect the present value of any payments which continue for life after the guaranteed period. Transfers and withdrawals may also be subject to a deduction for fees. See “Expenses – Surrender Charge for Partial or Full Withdrawals” and “Expenses – Transfer Fee.”

For Variable Annuity Payments

We determine the commuted value of variable annuity payments by using the assumed investment rate (AIR) you elect for your contract (i.e., 1%, 3% or 5%).

Payments for a Guaranteed Period.  For variable annuity payments that continue for a guaranteed period, we determine the commuted value by using the AIR as of the date of the transfer, withdrawal or change of guaranteed period.

Payments for Life.  For variable annuity payments that continue for life after the guaranteed period, we determine the commuted value by using current attained age mortality and the AIR as of the date of the transfer.

For Fixed Annuity Payments

Payments for a Guaranteed Period.  For fixed annuity payments that continue for a guaranteed period, we determine the commuted value by using the adjusted contract rate calculated as of the date of the transfer, withdrawal or change of guaranteed period. We calculate the adjusted contract rate as follows:

Adjusted Contract Rate = Contract Rate + A – B.

Contract Rate: the Contract Rate is an interest rate we establish on the day we issue your contract.

A = the withdrawal yield

We determine the withdrawal yield as follows: “A” is the yield on the Constant Maturity Treasury Note as of the date we calculate the present value. The duration of that note will be equal to the number of years from the date of the calculation until the final guaranteed payment is due, divided by 2. Any resulting fraction (in years) will be rounded up to the next whole number.

B = the issue yield

We determine the issue yield as follows: “B” is the yield on the Constant Maturity Treasury Note as of the later of the date the allocation was made to the general account or the date of the most recent period certain annuity option change. The duration of that note will be equal to the number of years from the later of the date the amount was applied to the general account or the date of the most recent period certain annuity option change, until the final payment is due, divided by 2. Any resulting fraction (in years) will be rounded up to the next whole number.

Payments for Life.  For fixed annuity payments that continue for life after the guaranteed period, we determine the present value by using the current attained age mortality and by using the adjusted contract rate we calculate as of the date of the transfer:

Adjusted Contract Rate = Contract Rate + C – D.

Contract Rate: The Contract Rate is an interest rate we establish on the day we issue your contract.

C = Withdrawal Yield

We determine the withdrawal yield as follows: “C” is the yield on the Constant Maturity Treasury Note as of the date we calculate the present value. The duration of that note will be equal to the number of years of expected future lifetime of the annuitants using current attained age mortality, divided by 2. Any resulting fraction will be rounded up to the next whole number.

D = Issue Yield

We determine the issue yield as follows: “D” is the yield on the Constant Maturity Treasury Note as of the later of the date the allocation was applied to the general account or the date of the most recent period certain annuity option change. The duration of that note will be equal to the number of years of expected future lifetime of the annuitants from the later of the date the amount was applied to the general account or the date of the most recent period certain annuity option change, until the final payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number.

Constant Maturity Treasury Note Yields.   Constant Maturity Treasury Note yields are published in the daily H.15 updates by the Federal Reserve Statistical Releases. If a yield is not available for the applicable duration, rates will be interpolated. If the Constant Maturity Treasury Note yields are no longer available, we will use a substantially similar alternative.

Calculating Variable Annuity Payments

If you elect variable annuity payments, those payments will fluctuate based on the investment performance of the sub-accounts you elect as investment choices.

Amount of Variable Annuity Payments.  We determine the value of the next variable annuity payment based on the number of annuity units credited to your annuity option and the value of those units as of five calendar days prior to the scheduled annuity payment date.

Variable Annuity Units.  We use annuity units to account for all amounts allocated to or withdrawn from the sub-accounts. When we receive the necessary information to process a transaction, we determine the number of annuity units by dividing the amount allocated to (or the amount withdrawn from) the sub-account by the dollar value of one annuity unit of the sub-account as of the end of the business day during which the request for the transaction is received in good order at our Service Center.

When you purchase the contract, the number of annuity units is determined as follows:

•	the amount of your purchase payment applied to a sub-account; multiplied by

•	your annuity purchase rate; divided by

•	the value of one annuity unit in that sub-account on the date we issue your contract.

The annuity purchase rate is determined based on the annuity option and assumed investment rate chosen at the time we issue your contract.

Variable Annuity Unit Value.  At the inception date of a sub-account, we arbitrarily set the annuity unit value at $10. At the end of each subsequent business day we calculate the annuity unit value for each sub-account as follows:

1)	the net investment factor for the current valuation period is multiplied by the value of the annuity unit for the sub-account for the immediately preceding valuation period; then

2)	the result in (1) is divided by an assumed investment rate factor. The assumed investment rate factor equals 1.00 plus the assumed investment rate for the number of days since the preceding valuation date.

The net investment factor for each sub-account is determined by dividing A by B and subtracting C where:

•	A is equal to:

i)	the net asset value per share of the underlying fund of the sub-account for the current valuation period; plus

ii)	any dividend per share declared on behalf of the underlying fund that has an ex-dividend date within the current valuation period; less

iii)	the cumulative charge or credit for taxes reserved which we determine is a result from the operation or maintenance of the sub-account.

•	B is the net asset value per share of the underlying fund of the sub-account for the immediately preceding valuation period.

•	C is the cumulative unpaid charge for the separate account annual expenses applicable to your contract.

See “Appendix A – Annuity Payment Examples” for additional information.

Business Days & Non-Business Days

Our business day closes when the New York Stock Exchange business day closes. The New York Stock Exchange business day usually closes at 4:00 p.m. Eastern time. Our non-business days are those days when the New York Stock Exchange is closed.

Federal Taxes

The information in this prospectus is general and is not an exhaustive discussion of all tax questions that might arise under the contract. The information is not written or intended as tax or legal advice, and may not be relied upon for purposes of avoiding any federal tax penalties. You should consult a tax adviser about your own circumstances. In addition, we do not profess to know the likelihood that current federal income tax laws and Treasury Regulations or the current interpretations of the Internal Revenue Code, Regulations, and other guidance will continue. We cannot make any guarantee regarding the future tax treatment of any contract. We reserve the right to make changes in the contract to assure that it continues to qualify as an annuity for tax purposes.

No attempt is made in this prospectus to consider any applicable state or other tax laws.

Taxation of the Company.  MassMutual is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (Code). For federal income tax purposes, the separate account is not a separate entity from MassMutual, and its operations form a part of MassMutual.

Annuities in General.  Annuity contracts are a means of both setting aside money for future needs - usually retirement - and for providing a mechanism to administer the payout of those funds. Congress recognized how important providing for retirement was and created special rules in the Code for annuities. Simply stated, these rules provide that you will generally not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral.

Diversification.  Code Section 817(h) imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. Disqualification of the contract as an annuity contract would result in a loss of tax deferral, meaning the imposition of federal income tax to the owner with respect to earnings under the contract prior to the receipt of payments under the contract. We intend that all investment portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

Investor Control of Assets.  For variable annuity contracts, tax deferral also depends on the insurance company, and not you, having control of the assets held in the separate accounts. You can transfer among the sub-accounts of the separate account to another but cannot direct the investments each underlying fund makes. If you have too much investor control of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn. The Internal Revenue Service (IRS) has provided some guidance on investor control by issuing Revenue Rulings 2003-91 and 2003-92, but some issues remain unclear. One unanswered question is whether an owner will be deemed to own the assets in the contract if the variable contract offers too large a choice of funds in which to invest, and if so, what that number might be. We do not know if the IRS will issue any further guidance on this question. We do not know if any guidance would have a retroactive effect. Consequently, we reserve the right to modify the contract, as necessary, so that you will not be treated as having investor control of the assets held under the separate account.

Qualified Contracts.  Your contract is referred to as a qualified contract if it is purchased under a qualified retirement plan (qualified plan) such as an Individual Retirement Annuity (IRA), Roth IRA, tax-sheltered annuity plan (TSA or TSA plan), corporate pension and profit-sharing plan (including 401(k) plans and H.R. 10 plans), or a governmental 457(b) deferred compensation plan. Qualified plans are subject to various limitations on eligibility, contributions, transferability and distributions based on the type of plan. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. You should consult a tax adviser as to the tax treatment and suitability of such an investment.

Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law.

Contracts issued under a qualified plan include special provisions restricting contract provisions that may otherwise be available as described in this prospectus. Generally, contracts issued under a qualified plan are not transferable. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to distributions from qualified contracts. See “Taxes – Taxation of Qualified Contracts.”

Eligible rollover distributions from an IRA, TSA, qualified plan or governmental 457(b) deferred compensation plan may be rolled over into another IRA, TSA, qualified plan or governmental 457(b) deferred compensation plan, if permitted by the plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts we sell in connection with qualified plans use annuity tables which do not differentiate on the basis of sex. Such annuity tables are also available for use in connection with certain non-qualified deferred compensation plans.

Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. You should consult a tax adviser as to the tax treatment and suitability of your investment.

Individual Retirement Annuities.  Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). IRAs are subject to limitations on eligibility, contributions, transferability and distributions. See “Taxes – Taxation of Qualified Contracts.” For 2013, IRA contributions are limited to the lesser of $5,500 or 100% of compensation, and an additional catch-up contribution of $1,000 is available for individuals age 50 and over. Contributions are deductible, unless you are an active participant in a qualified plan and your modified adjusted gross income exceeds certain limits. Contracts issued for use with IRAs are subject to special requirements by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. You should consult a tax adviser as to the tax treatment and suitability of such an investment.

SEP IRAs.  Code Section 408(k) permits certain employers to establish IRAs for employees that qualify as Simplified Employee Pension (SEP) IRAs. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the plan. SEP IRAs are treated as defined contribution plans for purposes of the limits on employer contributions. Employer contributions cannot exceed the lesser of i) $51,000 or ii) 100% of compensation (a maximum of $255,000 of compensation may be considered) for 2013. The employee may treat the SEP account as a traditional IRA and make deductible and non-deductible contributions if the general IRA requirements are met. SEP IRAs are subject to additional restrictions, including on items such as: the form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. See “Taxes – Taxation of Qualified Contracts.” You should consult a tax adviser as to the tax treatment and suitability of such an investment.

Section 1035 Tax Free Exchanges.  Code Section 1035 provides that a life insurance, endowment, or annuity contract may be exchanged for an annuity contract on a tax free basis. When this type of exchange occurs, the gain in the original contract is preserved in the new contract by transferring the cost basis under the original contract to the new contract. The IRS has provided guidance on the partial exchange of an annuity contract for another annuity contract. According to the guidance, partial exchanges occurring on or after October 24, 2011 will be tax free if no distribution takes place from either contract within 180 days after the exchange. If a distribution occurs within 180 days after the exchange, the IRS will apply general tax principles to determine the tax treatment of the transfer. The limitation on distributions within 180 days does not apply to annuity payments that are based on life expectancy or on a period certain of 10 or more years. You should consult a tax adviser before entering into any 1035 exchange.

Partial exchanges which occurred prior to October 24, 2011 were subject to more restrictive guidance. You should consult a tax adviser if you have questions regarding the taxation of a prior exchange.

Beginning January 1, 2010, the Pension Protection Act of 2006 permits the exchange of an annuity contract for a qualified long-term care contract to qualify as a tax free 1035 exchange. However, if the annuity contract is an immediate annuity, there is uncertainty and a lack of guidance regarding whether the exchange can qualify. Therefore, if an immediate annuity contract or the resulting payments are exchanged for a qualified long-term care contract, we will not treat that as a tax free 1035 exchange.

Non-Qualified Contract.  If you purchase the annuity contract as an individual and not under any tax-qualified retirement plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract. The contract is intended to be a single premium immediate annuity.

Qualified Contracts.  If you purchase the contract as an individual retirement annuity (IRA) that meets the requirements of Code Section 408, your contract is referred to as a qualified contract. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Since this contract is intended to be a single premium immediate annuity, the only contributions accepted will be eligible rollover contributions from certain qualified plans or trustee-to-trustee transfers from another IRA. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. You should consult a tax adviser as to the tax treatment and suitability of such an investment.

Taxation of Non-Qualified Contracts.  You, as the owner of a non-qualified annuity, will generally not be taxed on any increases in the value of your contract until a distribution occurs. There are different rules as to how you are taxed depending on whether the distribution is an annuity payment or a withdrawal.

Annuity Payments.  Annuity payments occur as the result of the contract reaching its annuity start date. For an immediate annuity the purchase date is generally treated as the annuity start date. A portion of each annuity payment is treated as a partial return of your purchase payments and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. The annuity payment is divided between these taxable and non-taxable portions based on the calculation of an exclusion amount. The exclusion amount for annuity payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for annuity payments based on a variable annuity option is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Annuity payments received after you have recovered all of your purchase payment are fully taxable. See “Federal Taxes – Income Tax Reporting and Withholding.”

Withdrawals.  Generally, withdrawals from an annuity are considered to come first from earnings in the contract and then from a return of purchase payment. However, withdrawals taken from a contract for which annuity payments have begun are taxed differently, and depend on whether the withdrawal is a partial withdrawal or a withdrawal in full satisfaction of the annuity contract. A portion of each partial withdrawal is treated as a return of your purchase payment with the remaining portion treated as ordinary income. This allocation is determined by an exclusion amount which is calculated by multiplying the remaining cost basis at the time of the withdrawal by the percentage reduction in the remaining annuity payments. A withdrawal in full surrender of the annuity contract will be treated as ordinary income to the extent that the amount received is in excess of the remaining cost basis in the contract.

The Code also provides that any amount received (both annuity payments and withdrawals) under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is an additional tax equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1)	paid on or after you reach age 59 1⁄2;

2)	paid to your beneficiary after you die;

3)	paid if you become totally disabled (as that term is defined in the Code);

4)	paid in a series of substantially equal periodic payments made annually (or more frequently) for your life or life expectancy or for the joint lives or joint life expectancies of you and your designated beneficiary;

5)	paid under an immediate annuity; or

6)	which come from purchase payments made before 8/14/1982.

With respect to (5) above, an immediate annuity is defined as a single premium contract which provides for substantially equal periodic payments to begin within one year of the purchase date of the contract. The IRS has taken the position that in most cases a deferred annuity contract that is exchanged for a single premium immediate annuity will not meet the definition of an immediate annuity for purposes of the penalty exception. If an annuity contract does not meet the immediate annuity exception because it was established through a 1035 exchange from a deferred annuity, it is still eligible to meet one of the other exceptions.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1⁄2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% tax penalty), but for the exception, plus interest for the tax years in which the exception was used. The rules governing substantially equal periodic payments are complex. You should consult a tax adviser for more specific information.

Multiple Contracts.  The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. This rule does not apply to immediate annuities.

Distributions After Death of Owner.  In order to be treated as an annuity contract for federal income tax purposes, Code Section 72(s) requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Code Section 72(s) requires that a) if any owner dies on or after the annuity start date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and b) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of an owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner. The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Taxation of Qualified Contracts.  If you have no cost basis for your interest in a qualified contract, the full amount of any distribution is taxable to you as ordinary income. If you do have a cost basis for all or some of your interest, a portion of the distribution is taxable, generally based on the ratio of your cost basis to your total contract value.

Code Section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from tax-qualified retirement plans, including contracts issued and qualified as IRAs under Code Section 408. Exceptions from the penalty tax applicable to IRAs are as follows:

1)	distributions made on or after you reach age 59 1⁄2;

2)	distributions made after your death;

3)	distributions made that are attributable to the employee being disabled as defined in the Code;

4)	distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary;

5)	distributions made to you up to the amount allowable as a deduction to you under Code Section 213 for amounts you paid during the taxable year for medical care;

6)	distributions made on account of an IRS levy made on a tax-qualified retirement plan or IRA;

7)	distributions from an IRA for the purchase of medical insurance (as described in Code Section 213(d)(1)(D)) for you and your spouse and dependents if you received unemployment compensation for at least 12 weeks and have not been re-employed for at least 60 days;

8)	certain qualified reservist distributions;

9)	distributions from an IRA to the extent they do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7)) for the taxable year; and

10)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Code Section 72(t)(8)).

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1⁄2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. The IRS has indicated that a modification will occur if, after the first valuation date there is i) any addition to the account balance other than gains or losses, ii) any nontaxable transfer of a portion of the account balance to another retirement plan, or iii) a rollover by the taxpayer of the amount received resulting in such amount not being taxable. The rules governing substantially equal periodic payments are complex. You should consult a tax adviser or IRS Revenue Ruling 2002-62 for more specific information.

Required Minimum Distribution for Qualified Contracts. For qualified contracts, distributions generally must begin no later than April 1st of the calendar year following the later of a) the year in which you attain age 70 1⁄2 or b) the calendar year in which you retire. The date set forth in (b) does not apply to an IRA. Required distributions generally must be over a period not exceeding your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. Upon your death, additional distribution requirements are imposed. If your contract has not entered the income phase and your death occurs after your required beginning date, distributions must be made at least as rapidly as under the method in effect at the time of your death or over the life or life expectancy of the designated beneficiary. If your contract has not entered the income phase and your death occurs before your required beginning date, the remaining interest must be distributed within 5 years or over the life or life expectancy of the designated beneficiary. If your death occurs after your contract has entered the income phase, distributions must be made at least as rapidly as under the method in effect at the time of your death. If required minimum distributions are not made, a 50% penalty tax is imposed on the amount that should have been distributed.

The Regulations under Code Section 401(a)(9) include a provision that could increase the dollar amount of required minimum distributions for individuals who fund their IRA or tax-qualified retirement plan with an annuity contract. During the accumulation phase of the annuity contract, Treasury Regulations Section 1.401(a)(9)-6, Q&A-12 requires that individuals add the actuarial present value of any additional benefits provided under the annuity (such as certain living or death benefits) to the dollar amount credited to the owner or beneficiary under the contract in order to determine the fair market value of the contract. A larger fair market value will result in the calculation of a higher required minimum distribution amount. You should consult a tax adviser to determine how this may impact your specific circumstances.

Taxation of Death Benefit Proceeds.  Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: i) if distributed in a lump sum, they are taxed in the same manner as a full withdrawal of the contract; or ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Income Tax Reporting and Withholding.  Federal law requires that we file an information return on Form 1099-R with the IRS (with a copy to you) reporting any taxable amounts paid to you under the annuity contract. By January 31st of the calendar year following the year of any payment(s), we will issue the Form 1099-R to the owner of the annuity contract. Following the death of the owner the Form 1099-R will be sent to each beneficiary who receives a payment under the contract.

The portion of any distribution that is includible in the gross income of the owner is subject to federal income tax withholding. The amount of the withholding depends on the type of distribution. Withholding for periodic payments is at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate (but not lower). Distributions from certain retirement plans, excluding IRAs, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% withholding. The 20% withholding requirement generally does not apply to a) a series of substantially equal payments made at least annually for i) the life or life expectancy of the owner, or joint and last survivor expectancy of the owner and a designated beneficiary, or ii) for a specified period of 10 years or more, or b) distributions which are required minimum distributions. You should consult a tax adviser regarding withholding requirements.

Generation Skipping Transfer Tax Withholding.  Under certain circumstances, the Code may impose a generation skipping transfer tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

Medicare Hospital Insurance Tax.  Effective for tax years beginning after December 31, 2012, a Medicare Hospital Insurance Tax (known as the Unearned Income Medicare Contribution) applies to all or part of a taxpayer’s net investment income, at a rate of 3.8%, when certain income thresholds are met. Net investment income is defined to include, among other things, non-qualified annuities and net gain attributable to the disposition of property. Under proposed regulations issued in 2012, it appears that the taxable portion of any distribution from a non-qualified annuity contract – including surrenders, withdrawals, and annuity payments – is included in net investment income. Net investment income also includes the gain from the sale of a non-qualified annuity contract. Taxpayers may rely on the proposed regulations for purposes of compliance with the tax until the effective date of final regulations. Under current guidance, we are required to report to the IRS whether a distribution is potentially subject to the tax. You should consult a tax adviser as to the potential impact of the Medicare Hospital Insurance Tax on your contract.

Non-Resident Aliens and Foreign Entities.  Generally, a distribution from a contract to a non-resident alien or foreign entity is subject to federal tax withholding at a rate of 30% of the amount of income that is distributed. A non-resident alien is a person who is neither a citizen, nor a resident, of the United States of America (U.S.). We are required to withhold the tax and send it to the IRS. Some distributions to non-resident aliens or foreign entities may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must claim the treaty benefit on Form W-8BEN (or the equivalent form), providing us with 1) proof of residency (in accordance with IRS requirements), and 2) a U.S. individual taxpayer identification number. If the above conditions are not met, we will withhold 30% of the income from the distribution. Additionally, U.S. withholding may occur with respect to certain entity owners (including foreign financial institutions and non-financial foreign entities (such as corporations, partnerships, and trusts)) at a 30% rate without regard to lower treaty rates.

Same-Sex Marriage.  Certain states treat individuals in a same-sex marriage, civil union or domestic partnership as spouses for purposes of state law. However, current federal income tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, certain transactions such as a change of ownership or continuation of the contract after death will be reported as taxable if the individuals involved in the transaction are of the same sex, despite their treatment as spouses under state law. You should consult a tax adviser to determine proper federal and state tax treatment of any of the transactions described above.

Non-Natural Owner.  When a non-qualified contract is owned by a non-natural person (e.g., a corporation, limited liability company, partnership or certain other entities) the contract will generally not be treated as an annuity for tax purposes. This treatment is not generally applied to a contract held by a trust or other entity as an agent for a natural person. This treatment also does not apply to a contract that qualifies as an immediate annuity. Before purchasing a contract to be owned by a non-natural person or changing ownership on an existing contract that will result in it being owned by a non-natural person, you should consult a tax adviser to determine the tax impact.

State versus Federal Tax.  On June 7, 2001, President Bush signed into law the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA). Some of EGTRRA’s provisions include increased contribution limits for qualified retirement plans, catch-up contribution limits for eligible participants and enhanced rollover opportunities. It is important to note that some states do not automatically conform their state income tax codes to reflect changes to the federal income tax code. Consequently, these states will not follow the provisions enacted by EGTRRA until they conform their income tax codes to the federal code. This nonconformity may result in state income tax consequences to participants of qualified retirement arrangements. Accordingly, participants of qualified retirement arrangements should consult a tax adviser to determine whether any adverse state income tax consequences would result from their compliance with EGTRRA’s provisions.

Other Information

Distribution

The contracts are sold by both registered representatives of MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors, LLC (MML Distributors), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual and the separate account, MMLIS serves as principal underwriter of the contracts sold by its registered representatives and MML Distributors serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

Both MMLIS and MML Distributors are registered with the Securities and Exchange Commission as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA). Commissions for sales of the contract by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of the contract by registered representatives of other broker-dealers are paid on behalf of MML Distributors to those broker-dealers. MMLIS and MML Distributors also receive compensation for their actions as principal underwriters of the contracts.

Additional Compensation Paid to MMLIS.  Most MMLIS registered representatives are also MassMutual insurance agents, and as such, are eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips. Sales of this contract may help these registered representatives and their supervisors qualify for such benefits. MMLIS registered representatives who are also general agents or sales managers of MassMutual also may receive overrides, allowances and other compensation that is based on sales of the contract by their registered representatives.

Additional Compensation Paid to Certain Broker-Dealers.  We and MML Distributors make additional commission payments to certain broker-dealers in the form of sales-based payments. We also make cash payments and non-cash payments to certain broker-dealers. The sales-based payments are made to participate in those broker-dealers’ preferred provider programs or marketing support programs, or to otherwise promote this contract. Sales-based payments are paid on each sale of the contract. Cash payments are made to attend sales conferences and educational seminars sponsored by certain broker-dealers. Non-cash payments include various promotional items. The total compensation paid for the sale of this contract, including commissions and cash payments, reflects one or a combination of the following: up to 8% of purchase payments made to a contract; up to 10% of annuity payments generated from a contract; or up to 1.5% of annuity reserves. For a list of the broker-dealers to whom we currently pay additional compensation for selling this contract, visit www.massmutual.com/legal/compagreements or call our Service Center at the number shown on page 1 of this prospectus.

The additional compensation arrangements described in the preceding paragraphs are not offered to all broker-dealers and the terms of such arrangements may differ among broker-dealers. Such payments may give us greater access to the registered representatives of the broker-dealers that receive such compensation or may influence the way that a broker-dealer markets the contract. Any such compensation will be paid by MML Distributors or us and will not result in any additional direct charge to you. The additional compensation arrangements may provide a registered representative with an incentive to sell this contract over other available variable annuity contracts whose issuers do not provide such compensation or who provide lower levels of such compensation. You may want to take these compensation arrangements into account when evaluating any recommendations regarding this contract. You may contact your broker-dealer or registered representative to find out more information about the compensation they may receive in connection with your purchase of a contract. We intend to recoup a portion of the cash and non-cash compensation payments that we make through the assessment of certain charges described in this prospectus. We may also use some of the 12b-1 distribution fee payments and other payments that we receive from certain funds to help us make these cash and non-cash payments.

Special Arrangements

For certain group or sponsored arrangements there may be expense savings that could be passed on to the customer because our cost for sales, administration, and mortality generally vary with the size of the customer. We will consider factors such as the size of the group, the nature of the sale, the expected purchase payment volume, and other factors we consider significant in determining whether to reduce charges. Subject to applicable state laws and regulations, we reserve the right to reduce the mortality and expense risk charge, the administrative charge, or any other charge that is appropriate to reflect any expense savings. We will make any reductions according to our rules in effect when an application for a contract is approved. We may change these rules from time to time. Any reduction in charges will reflect differences in costs or services, and will not be unfairly discriminatory.

We reserve the right to modify or terminate this arrangement.

Electronic Transmission of Application Information

Upon agreement with a limited number of broker-dealers and in certain conditions, we will accept electronic data transmissions of application information. Contact our Service Center for more information.

Assignment

Generally, you may not assign the contract as collateral to another person or entity. Any purported assignment will be null and void. In certain states, the contract may be assignable, but not without our approval. We will refuse or accept any request to assign this contract on a non-discriminatory basis. Please refer to your contract.

We must receive written notice of the assignment for any assignment we allow to be binding on us. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. You may be subject to tax consequences if you assign your contract.

Voting Rights

We are the legal owner of the fund shares. When a fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain, from you and other owners, instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares for which we have not received voting instructions, in proportion to those instructions. This will also include any shares that we own on our own behalf. This may result in a small number of owners controlling the outcome of the vote. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

We determine the number of shares you may vote based on our liability for future variable monthly annuity payments.

Changes to the Contract

We reserve the right to amend the contract to meet the requirements of applicable federal or state laws or regulations, or as otherwise provided in the contract. We will notify you by written notice of such amendments.

Suspension of Payments or Transfers

We may be required to suspend or postpone transfers from the funds or payments from the funds for withdrawals or death benefits during any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange is restricted;

•	an emergency exists as a result of which disposal of shares of the funds is not reasonably practicable or we cannot reasonably value the shares of the funds; or

•	during any other period when the Securities and Exchange Commission, by order, so permits for your protection.

We reserve the right to defer payment for a withdrawal from the general account for the period permitted by law but not for more than six months.

If, pursuant to the Securities and Exchange Commission’s rules, a money market fund (Fund) suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, withdrawal or death benefit from the applicable money market sub-account until the Fund is liquidated.

Termination of Contract

We will terminate your contract upon the occurrence of any of the following events: 1) the date of the last annuity payment; 2) the date of the last payment upon death to the last beneficiary; or 3) the date your contract is returned under the right to examine contract provision. Additionally, in most states, if the annuity option in effect would not have been available based on misinformation provided to us regarding age and sex we reserve the right to terminate your contract.

Anti-Money Laundering

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a purchase payment or block a contract owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

Our Ability to Make Payments Under the Contract

Our Claims-Paying Ability.  Our “claims-paying ability” is our ability to meet any contractual obligation we have to pay-out amounts under the contract. These amounts include death benefits, annuity payments, withdrawals and any amounts paid out through the contract’s additional features. It is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and as with any insurance product, there are risks to purchasing this contract. For this reason, you should consider our financial strength and claims-paying ability to meet our obligations under the contract when purchasing a contract and making investment decisions.

Obligations of Our Separate Account.  Contract value you allocate to the funds is maintained in our separate account. Any withdrawals or transfers of contract value from the funds will be taken from the separate account. We cannot use the separate account’s assets to pay any of our liabilities other than those arising from the contracts. See “Investment Choices – The Separate Account.”

Obligations of Our General Account.  Contract value you allocate to the fixed accounts is maintained in our general account. The assets of our general account support our insurance and annuity obligations and are subject to our general liabilities from our business operations and to claims by our creditors. We use general account assets for many purposes including to pay death benefits, annuity payments, withdrawals and transfers from the fixed accounts and to pay amounts we provide to you through an elected additional feature that are in excess of your contract value allocated to the separate account.

Because of exemptive and exclusionary provisions, the general account, unlike the separate account, has not been registered under the Securities Act of 1933 (1933 Act) or the Investment Company Act of 1940 (1940 Act). Because of this, the general account is generally not subject to the provisions of the 1933 Act or the 1940 Act and the Securities and Exchange Commission staff has not reviewed the disclosures in this prospectus that relate to the general account. However, disclosures regarding the general account are subject to certain generally applicable provisions of the federal securities laws that require complete and accurate statements in prospectuses.

Our Financial Statements

We encourage both existing and prospective owners to read and understand our financial statements. Our audited statutory financial statements and those of the separate account are included in the Statement of Additional Information (SAI). You can request an SAI by contacting our Service Center at the number or address on page 1 of this prospectus.

Legal Proceedings

The Company is subject to legal and regulatory actions, including class action lawsuits, in the ordinary course of its business. Our pending legal and regulatory actions include proceedings specific to us, as well as proceedings generally applicable to business practices in the industry in which we operate. From time to time, we also are subject to governmental and administrative proceedings and regulatory inquiries, examinations, and investigations in the ordinary course of our business. In addition, we, along with other industry participants, may occasionally be subject to investigations, examinations, and inquiries (in some cases industry-wide) concerning issues upon which regulators have decided to focus. Some of these proceedings involve requests for substantial and/or unspecified amounts, including compensatory or punitive damages.

While it is not possible to predict with certainty the ultimate outcome of any pending litigation proceedings or regulatory action, management believes, based on information currently known to it, that the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect upon the separate account, the ability of the principal underwriter(s) to perform in accordance with its contracts with the Company on behalf of the separate account, or the ability of the Company to meet its obligations under the contracts. However, it is possible that an unfavorable resolution of one or more pending litigation or regulatory matters could materially affect the Company’s operating results or cash flow in a particular quarterly or annual period depending upon, among other factors, the size of the loss or liability and the level of the Company’s income for such period.

For more information regarding the Company’s litigation and other legal proceedings, see the notes to the Company’s financial statements contained within the Statement of Additional Information.

Additional Information

For further information about the contract, you may obtain a Statement of Additional Information. You can call the telephone number indicated on the cover page or you can write to us. For your convenience we have included a form for that purpose.

The table of contents for the Statement of Additional Information is as follows:

1)	Distribution

2)	Purchase of Securities Being Offered

3)	Experts

4)	Financial Statements

To:	MassMutual Financial Group

Document Management Services – Annuities W360 P.O. Box 9067

Springfield, MA 01102-9067

Please send me the Statement of Additional Information for MassMutual RetireEase Select (AN2303SAI).

Name

Address

City	State	Zip

Telephone

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Appendix A

Annuity Payment Examples

The following examples are intended to show you possible annuity payment amounts over time, assuming certain variables such as varying performance on the sub-accounts you elect and varied assumed investment rates. The examples demonstrate that if the actual net investment return equals the assumed investment rate (AIR), the payment amount will stay the same. If the net investment return is higher than the AIR, the payment amount will increase. If the net investment return is lower than the AIR, the payment amount will decrease.

The examples assume that you:

•	invest $100,000 in the contract;

•	elect a period certain only annuity option with a twenty year guaranteed period;

•	only elect one investment choice and it is a sub-account with a return, after deduction of fund expenses, as illustrated below (either 0%, 4%, or 8%);

•	elect an AIR as illustrated below (either 1%, 3%, or 5%);

•	did not elect Inflation Protector, Budget Protector or Payment Protector; and

•	do not make any withdrawals.

Sub-Account Return:	0%	0%	0%	4%	4%	4%	8%	8%	8%
Assumed Investment Rate:	1%	3%	5%	1%	3%	5%	1%	3%	5%
Sum of all payments over the 20 year guaranteed period	$88,800	$89,518	$90,209	$131,174	$128,909	$126,752	$200,308	$192,129	$184,415
Payments in 1st contract year	5,450	6,482	7,591	5,567	6,621	7,753	5,682	6,758	7,913
Payments in 5th contract year	4,982	5,478	5,941	5,953	6,546	7,098	7,067	7,770	8,425
Payments in 10th contract year	4,453	4,439	4,373	6,474	6,454	6,356	9,281	9,252	9,112
Payments in 15th contract year	3,980	3,597	3,218	7,040	6,363	5,692	12,189	11,016	9,854
Payments in 20th contract year	3,557	2,915	2,369	7,656	6,273	5,098	16,007	13,116	10,657

Appendix B

Condensed Financial Information

The following schedules include annuity unit values for the periods indicated. We have extracted some of this data from the separate account’s audited financial statements. You should read this information in conjunction with the separate account’s audited financial statements and related notes that are included in the Statement of Additional Information.

Annuity Unit Values – With Election of Payment Protector Feature

Sub-Account	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Value at Inception Date
Fidelity VIP Contrafund	$10.25	$ 8.96	$ 9.36	$ 8.12	$ 6.09	$10.78	$10.00	(a)
ING Clarion Global Real Estate	10.03	8.13	8.73	7.66	5.84	8.33	10.00	(a)
Invesco V.I. Diversified Dividend	4.49	3.85	4.00	3.69	2.95	7.40	10.00	(a)
Invesco V.I. Global Health Care	11.28	9.49	9.29	8.98	7.16	10.21	10.00	(a)
Invesco V.I. Technology	10.51	9.61	10.30	8.64	5.59	10.24	10.00	(a)
MML Asset Allocation	—	8.30	8.31	7.51	6.53	9.54	10.00	(a)
MML Blend	11.27	10.18	9.89	8.95	7.55	9.95	10.00	(a)
MML Blue Chip Growth	10.69	9.20	9.23	8.09	5.78	10.22	10.00	(a)
MML Concentrated Growth	—	6.16	6.32	5.63	4.02	10.20	10.00	(a)
MML Emerging Growth	—	7.58	8.25	6.70	6.08	10.66	10.00	(a)
MML Enhanced Index Core Equity	—	8.18	8.11	7.23	5.93	9.63	10.00	(a)
MML Equity	8.25	7.23	7.65	6.78	5.28	9.20	10.00	(a)
MML Equity Income	9.24	8.01	8.22	7.28	5.92	9.38	10.00	(a)
MML Equity Index	9.42	8.30	8.31	7.38	5.96	9.66	10.00	(a)
MML Foreign	7.93	6.78	7.66	7.44	5.86	10.12	10.00	(a)
MML Global	8.58	7.06	7.50	6.78	5.22	9.44	10.00	(a)
MML Growth & Income	8.48	7.22	7.49	6.83	5.45	9.26	10.00	(a)
MML Income & Growth	8.37	7.61	7.33	6.68	5.76	8.98	10.00	(a)
MML Inflation-Protected and Income	13.31	12.67	11.36	10.85	9.93	10.57	10.00	(a)
MML Large Cap Growth	9.88	8.68	9.18	7.86	6.07	10.44	10.00	(a)
MML Large Cap Value(f)	8.56	7.70	8.15	7.38	5.75	9.64	10.00	(a)
MML Managed Bond	13.14	12.64	11.99	11.41	10.53	10.47	10.00	(a)
MML Mid Cap Growth	11.65	10.42	10.73	8.53	5.97	10.16	10.00	(a)
MML Mid Cap Value	10.98	9.57	9.80	8.31	6.49	8.75	10.00	(a)
MML Money Market	9.88	—	—	—	—	—	10.00	(a)
MML NASDAQ-100®	—	11.18	11.03	9.38	6.21	10.86	10.00	(a)
MML Oppenheimer Small Company Opportunities(b)	—	—	—	4.70	5.18	8.72	10.00	(a)
MML Small Cap Growth Equity	10.05	9.02	9.69	8.06	5.93	9.82	10.00	(a)
MML Small Cap Index	—	9.11	9.22	7.47	6.09	9.03	10.00	(a)
MML Small/Mid Cap Equity(g)	9.76	8.39	8.73	7.20	5.36	8.84	10.00	(a)
MML Small/Mid Cap Value	8.93	7.63	8.39	6.73	4.80	7.93	10.00	(a)
MML T. Rowe Price Growth Equity(c)	—	—	—	5.99	5.50	9.78	10.00	(a)
Oppenheimer Balanced(d),(i)	7.81	7.07	7.15	6.44	5.38	9.68	10.00	(a)
Oppenheimer Capital Appreciation	9.30	8.29	8.53	7.94	5.59	10.44	10.00	(a)
Oppenheimer Global Securities(j)	9.58	8.04	8.92	7.83	5.70	9.70	10.00	(a)
Oppenheimer Global Strategic Income	12.74	11.42	11.52	10.20	8.74	10.36	10.00	(a)
Oppenheimer High Income(d),(h)	—	2.64	2.75	2.43	1.98	9.43	10.00	(a)
Oppenheimer International Growth	9.47	7.89	8.65	7.67	5.60	9.94	10.00	(a)
Oppenheimer Main Street	9.38	8.17	8.31	7.29	5.78	9.56	10.00	(a)
Oppenheimer Small- & Mid-Cap Growth(k)	9.10	7.95	8.00	6.39	4.90	9.80	10.00	(a)
PIMCO CommodityRealReturn Strategy	10.39	10.06	11.07	9.07	6.52	11.81	10.00	(a)

Annuity Unit Values – Without Election of Payment Protector Feature

Sub-Account	Dec. 31, 2012	Dec, 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Value at Inception Date
Fidelity VIP Contrafund	$10.54	$ 9.17	$ 9.53	$ 8.23	$ 6.14	$10.82	$10.00	(a)
ING Clarion Global Real Estate	10.32	8.31	8.89	7.76	5.89	8.35	10.00	(a)
Invesco V.I. Diversified Dividend	4.62	3.94	4.07	3.74	2.97	7.42	10.00	(a)
Invesco V.I. Global Health Care	11.60	9.71	9.46	9.10	7.22	10.24	10.00	(a)
Invesco V.I. Technology	10.80	9.83	10.48	8.75	5.63	10.27	10.00	(a)
MML Asset Allocation	—	8.50	8.46	7.61	6.58	9.57	10.00	(a)
MML Blend	11.59	10.42	10.07	9.06	7.61	9.98	10.00	(a)
MML Blue Chip Growth	10.99	9.41	9.40	8.19	5.83	10.25	10.00	(a)
MML Concentrated Growth	—	6.31	6.43	5.71	4.05	10.23	10.00	(a)
MML Emerging Growth	—	7.76	8.40	6.79	6.13	10.69	10.00	(a)
MML Enhanced Index Core Equity	—	8.37	8.26	7.33	5.98	9.65	10.00	(a)
MML Equity	8.48	7.40	7.79	6.87	5.32	9.23	10.00	(a)
MML Equity Income	9.50	8.20	8.37	7.37	5.96	9.40	10.00	(a)
MML Equity Index	9.69	8.50	8.46	7.48	6.00	9.69	10.00	(a)
MML Foreign	8.16	6.94	7.80	7.54	5.91	10.15	10.00	(a)
MML Global	8.82	7.22	7.64	6.87	5.26	9.47	10.00	(a)
MML Growth & Income	8.72	7.39	7.62	6.92	5.49	9.28	10.00	(a)
MML Income & Growth	8.61	7.79	7.46	6.77	5.80	9.01	10.00	(a)
MML Inflation-Protected and Income	13.69	12.97	11.57	10.99	10.01	10.60	10.00	(a)
MML Large Cap Growth	10.16	8.89	9.34	7.96	6.12	10.47	10.00	(a)
MML Large Cap Value(f)	8.80	7.88	8.30	7.48	5.80	9.67	10.00	(a)
MML Managed Bond	13.51	12.94	12.21	11.55	10.62	10.50	10.00	(a)
MML Mid Cap Growth	11.98	10.66	10.93	8.64	6.02	10.19	10.00	(a)
MML Mid Cap Value	11.29	9.79	9.98	8.42	6.54	8.77	10.00	(a)
MML Money Market	9.79	9.91	10.03	10.16	10.28	10.20	10.00	(a)
MML NASDAQ-100®	—	11.44	11.23	9.51	6.26	10.89	10.00	(a)
MML Oppenheimer Small Company Opportunities(b)	—	—	—	4.74	5.22	8.75	10.00	(a)
MML Small Cap Growth Equity	10.34	9.23	9.86	8.17	5.98	9.85	10.00	(a)
MML Small Cap Index	—	9.32	9.38	7.56	6.14	9.05	10.00	(a)
MML Small/Mid Cap Equity(g)	10.03	8.58	8.88	7.29	5.41	8.86	10.00	(a)
MML Small/Mid Cap Value	9.18	7.81	8.55	6.82	4.84	7.95	10.00	(a)
MML T. Rowe Price Growth Equity(c)	—	—	—	6.05	5.55	9.80	10.00	(a)
Oppenheimer Balanced(d),(i)	8.03	7.24	7.27	6.52	5.42	9.71	10.00	(a)
Oppenheimer Capital Appreciation	9.56	8.48	8.69	8.04	5.63	10.47	10.00	(a)
Oppenheimer Global Securities(j)	9.85	8.22	9.08	7.93	5.74	9.72	10.00	(a)
Oppenheimer Global Strategic Income	13.10	11.69	11.73	10.33	8.81	10.39	10.00	(a)
Oppenheimer High Income(d),(h)	—	2.70	2.80	2.47	1.99	9.46	10.00	(a)
Oppenheimer International Growth	9.74	8.07	8.80	7.77	5.65	9.97	10.00	(a)
Oppenheimer Main Street	9.65	8.36	8.46	7.38	5.83	9.59	10.00	(a)
Oppenheimer Small- & Mid-Cap Growth(k)	9.36	8.14	8.15	6.47	4.94	9.83	10.00	(a)
PIMCO CommodityRealReturn Strategy	10.69	10.29	11.27	9.19	6.57	11.85	10.00	(a)

Annuity Units Outstanding

Sub-Account	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Fidelity VIP Contrafund(a)	208,766	139,545	117,469	89,118	78,543	60,891
ING Clarion Global Real Estate(a)	25,834	21,480	8,916	1,033	724	297
Invesco V.I. Diversified Dividend(a)	9,947	3,991	—	—	—	—
Invesco V.I. Global Health Care(a)	12,429	11,791	8,514	1,184	1,457	—
Invesco V.I. Technology(a)	1,455	1,474	423	249	288	310
MML Asset Allocation(a)	—	58,151	28,457	25,413	15,855	9,402
MML Blend(a)	77,610	43,340	44,150	2,126	2,467	1,297
MML Blue Chip Growth(a)	43,806	36,372	34,650	6,012	6,629	2,637
MML Concentrated Growth(a)	—	6,013	6,427	6,595	4,020	2,205
MML Emerging Growth(a)	—	9,477	2,103	551	604	674
MML Enhanced Index Core Equity(a)	—	2,222	—	—	—	—
MML Equity(a)	12,156	14,719	15,307	18,006	19,754	7,982
MML Equity Income(a)	131,975	119,903	109,013	87,951	80,767	67,241
MML Equity Index(a)	143,112	60,289	10,272	13,699	12,098	2,282
MML Foreign(a)	141,131	118,501	101,225	92,004	87,451	66,951
MML Global(a)	9,695	4,543	2,240	1,626	1,742	507
MML Growth & Income(a)	8,680	7,513	7,336	7,917	7,900	7,529
MML Income & Growth(a)	25,832	13,188	4,649	4,549	4,825	4,314
MML Inflation-Protected and Income(a)	134,979	105,771	90,863	79,493	72,181	71,050
MML Large Cap Growth(a)	2,323	2,690	3,111	3,524	3,747	546
MML Large Cap Value(a),(f)	100,472	83,366	78,639	78,312	68,386	49,097
MML Managed Bond(a)	134,170	97,127	80,273	62,221	59,906	55,757
MML Mid Cap Growth(a)	36,980	26,990	16,590	7,993	9,160	4,545
MML Mid Cap Value(a)	99,246	89,421	82,875	70,137	68,160	59,908
MML Money Market(a)	100,038	75,822	74,886	77,081	79,163	39
MML NASDAQ-100®(a)	—	1,709	1,744	762	863	987
MML Oppenheimer Small Company Opportunities(a),(b)	—	—	—	—	5,262	3,867
MML Small Cap Growth Equity(a)	69,929	60,186	52,057	53,620	52,590	44,727
MML Small Cap Index(a)	—	12,872	13,306	6,689	2,391	2,571
MML Small/Mid Cap Equity(a),(g)	15,082	4,040	5,067	5,683	556	—
MML Small/Mid Cap Value(a)	88,534	78,253	69,152	74,678	73,100	52,969
MML T. Rowe Price Growth Equity(a),(c)	—	—	—	—	—	—
Oppenheimer Balanced(a),(d),(i)	931	3,279	5,257	7,308	12,055	2,909
Oppenheimer Capital Appreciation(a)	127,557	115,860	106,828	99,558	97,046	72,208
Oppenheimer Global Securities(a),(j)	132,755	120,487	107,159	72,003	73,710	52,152
Oppenheimer Global Strategic Income(a)	135,074	115,712	88,521	79,258	73,931	71,924
Oppenheimer High Income(a),(d),(h)	—	1,123	1,331	1,543	5,833	4,985
Oppenheimer International Growth(a)	40,665	33,442	21,496	20,016	17,527	8,144
Oppenheimer Main Street(a)	2,139	2,457	1,239	616	675	548
Oppenheimer Small- & Mid-Cap Growth(a),(k)	88,638	81,216	75,486	74,328	62,909	46,366
PIMCO CommodityRealReturn Strategy(a)	13,713	8,068	2,506	2,623	2,266	1,312

Notes to Condensed Financial Information

(a)	Commencement of public offering was May 29, 2007.
(b)	Effective May 1, 2009, MML Oppenheimer Small Company Opportunities was merged into MML Oppenheimer Small Cap Equity. The annuity unit value in the December 31, 2009 column is the value as of April 30, 2009.
(c)	Effective May 1, 2009, MML T. Rowe Price Growth Equity was merged into MML T. Rowe Price Blue Chip Growth. The annuity unit value in the December 31, 2009 column is the value as of April 30, 2009.

(d)	Unavailable in contracts issued on or after May 1, 2009. For contracts issued prior to May 1, 2009, you may not allocate any new money to this sub-account via purchase payments or transfers.
(e)	This note is intentionally left blank.
(f)	This sub-account is now known as MML Managed Volatility.
(g)	This sub-account is now known as MML Small Cap Equity.
(h)	Effective October 26, 2012, Oppenheimer High Income was merged into Oppenheimer Global Strategic Income.
(i)	This sub-account is now known as Oppenheimer Capital Income.
(j)	This sub-account is now known as Oppenheimer Global.
(k)	This sub-account is now known as Oppenheimer Discovery Mid Cap Growth.

Appendix C

Custom Allocation Choice

If you participate in Custom Allocation Choice you must allocate your purchase payments within the minimum and maximum range listed for the asset classes below.

No allocation greater than 25% is allowed in any one fund.

Asset Class	Fixed Income Funds	Asset Allocation/ Balanced & Large Cap Value Funds	Large Cap Blend & Growth Funds	Small/ Mid Cap Value Funds	Small/ Mid Cap Blend & Growth Funds	International/ Global Funds	Specialty A Funds	Specialty B Funds
Range	0% to 60%	15% to 25%	15% to 25%	5% to 10%	0% to 10%	5% to 20%	0% to 5%	0% to 5%

Fixed Income Funds

MML Inflation-Protected & Income Fund

MML Managed Bond Fund

MML Money Market Fund

Oppenheimer Global Strategic Income Fund/VA

Asset Allocation/Balanced & Large Cap Value Funds

MML Blend Fund

MML Income & Growth Fund

MML Managed Volatility Fund

MML Equity Fund

MML Equity Income Fund

Large Cap Blend & Growth Funds

MML Growth & Income Fund

MML Equity Index Fund

Fidelity® VIP Contrafund® Portfolio

Oppenheimer Main Street Fund®/VA

MML Large Cap Growth Fund

MML Blue Chip Growth Fund

Oppenheimer Capital Appreciation Fund/VA

Small/Mid Cap Value Funds

MML Mid Cap Value Fund

MML Small/Mid Cap Value Fund

Small/Mid Cap Blend & Growth Funds

MML Small Cap Equity Fund

MML Small Cap Growth Equity Fund

MML Mid Cap Growth Fund

Oppenheimer Discovery Mid Cap Growth Fund/VA

International/Global Funds

MML Global Fund

MML Foreign Fund

Oppenheimer Global Fund/VA

Oppenheimer International Growth Fund/VA

Specialty A Funds

Invesco V.I. Global Health Care Fund

Invesco V.I. Technology Fund

PIMCO CommodityRealReturn® Strategy Portfolio

Specialty B Funds

Invesco V.I. Diversified Dividend Fund

ING Clarion Global Real Estate Portfolio

PART B

INFORMATION REQUIRED IN A

STATEMENT OF ADDITIONAL INFORMATION

MassMutual RetireEase SelectSM

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

(Depositor)

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4

(Registrant)

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2013

This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus dated May 1, 2013, for the individual immediate variable annuity contract which is referred to herein.

For a copy of the prospectus call (800) 272-2216 or write: MassMutual Financial Group, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067.

1

DISTRIBUTION

The contracts are sold by both registered representatives of MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors, LLC (MML Distributors), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual and the separate account, MMLIS serves as principal underwriter of the contracts sold by its registered representatives and MML Distributors serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

Both MMLIS and MML Distributors are registered with the Securities and Exchange Commission as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA).

Commissions for sales of the contract by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives and were as follows for the last three calendar years:

2010	2011	2012
$226,972	$263,542	$434,998

Commissions for sales of the contract by registered representatives of other broker-dealers are paid on behalf of MML Distributors to those broker-dealers and were as follows for the last three calendar years:

2010	2011	2012
$444	$484	$500

MMLIS and MML Distributors also receive compensation for their actions as principal underwriters of the contracts. Compensation amounts for the last three calendar years were as follows:

MMLIS

2010	2011	2012
$4,601,632	$4,382,746	$4,664,722
MML Distributors

2010	2011	2012
$377,422	$358,653	$389,759

The offering is on a continuous basis.

PURCHASE OF SECURITIES BEING OFFERED

Interests in the separate account are sold to contract owners as annuity units. Charges associated with such securities are discussed in the Expenses section of the prospectus for the contract. The contract does not offer any special purchase plan or exchange program not discussed in the prospectus.

2

EXPERTS

The financial statements of Massachusetts Mutual Variable Annuity Separate Account 4 as of December 31, 2012 and for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended and the statutory financial statements of Massachusetts Mutual Life Insurance Company (the Company) as of December 31, 2012 and 2011, and for the three-year period ended December 31, 2012, included in this Statement of Additional Information, have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The KPMG LLP audit report dated February 22, 2013 states that the Company prepared the financial statements of Massachusetts Mutual Life Insurance Company using statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, (statutory accounting practices) which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices. The principal business address of KPMG LLP is One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103.

3

Report of Independent Registered Public Accounting Firm

The Board of Directors of Massachusetts Mutual Life Insurance Company and Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 4:

We have audited the accompanying statement of assets and liabilities of Massachusetts Mutual Variable Annuity Separate Account 4 (comprised of the sub-accounts listed in Note 2) (collectively, “the Separate Account”) as of December 31, 2012, the related statements of operations and changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Massachusetts Mutual Variable Annuity Separate Account 4 as of December 31, 2012, and the results of its operations and changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Boston, MA

March 4, 2013

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

	Fidelity® VIP Contrafund ® Sub-Account	Fidelity® VIP Contrafund ® Sub-Account	ING Clarion Global Real Estate Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account	Ivy Asset Strategy Sub-Account
	(Initial Class)	(Service Class 2)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)

ASSETS
Investments
Number of shares	11,066,949	1,990,120	1,484,618	311,455	167,197	489,367	144,908	408,508	120,392	13,231

Identified cost	$289,460,664	$40,630,056	$13,697,497	$4,241,722	$2,362,628	$7,440,882	$2,456,351	$5,353,040	$1,904,795	$138,349

Value	$292,610,128	$51,743,134	$16,494,105	$5,089,181	$2,721,974	$10,276,716	$2,969,174	$6,891,528	$1,986,472	$141,911
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	3,121,413	-	-	10,589	-	29,213	14,041	-	20,401	-

Total assets	295,731,541	51,743,134	16,494,105	5,099,770	2,721,974	10,305,929	2,983,215	6,891,528	2,006,873	141,911

LIABILITIES
Annuitant mortality fluctuation reserve	4,606	-	17	-	-	-	-	86	-	-
Payable to Massachusetts Mutual Life Insurance Company	-	38,703	311,877	-	10,401	-	-	1,739	-	38

Total liabilities	4,606	38,703	311,894	-	10,401	-	-	1,825	-	38

NET ASSETS	$295,726,935	$51,704,431	$16,182,211	$5,099,770	$2,711,573	$10,305,929	$2,983,215	$6,889,703	$2,006,873	$141,873

Net Assets:
Accumulation units - value	$293,396,172	$51,704,431	$15,917,552	$5,054,061	$2,711,573	$10,164,087	$2,983,215	$6,870,757	$2,006,873	$141,873
Contracts in payout (annuitization) period	2,330,763	-	264,659	45,709	-	141,842	-	18,946	-	-

Net assets	$295,726,935	$51,704,431	$16,182,211	$5,099,770	$2,711,573	$10,305,929	$2,983,215	$6,889,703	$2,006,873	$141,873

Outstanding units
Contract owners	17,406,780	3,207,664	1,302,495	776,137	451,652	674,210	207,733	720,292	147,145	13,539

UNIT VALUE
Panorama Premier	$22.60	$-	$12.36	$7.27	$-	$14.86	$-	$3.38	$-	$-
Panorama Passage®
Tier 1	17.03	-	12.28	7.19	-	14.70	-	3.34	-	-
Tier 2	16.77	-	12.15	7.08	-	14.47	-	3.29	-	-
Tier 3	17.60	-	12.49	7.42	-	15.17	-	3.44	-	-
MassMutual Artistry	15.08	-	12.54	6.50	-	13.18	-	3.27	-	-
MassMutual Transitions®
Custom Plan	18.78	-	12.73	6.83	-	16.02	-	12.59	-	-
Package Plan I	18.78	-	12.73	6.83	-	16.02	-	12.59	-	-
Package Plan II	18.10	-	12.44	6.58	-	15.43	-	12.13	-	-
Package Plan III	17.62	-	12.23	6.41	-	15.03	-	11.82	-	-
MassMutual EvolutionSM
Tier 1	15.31	-	12.23	5.62	-	13.55	-	11.93	-	10.48
Tier 2	14.78	-	11.91	5.42	-	13.08	-	11.51	-	10.47
Tier 3	14.46	-	11.71	5.30	-	12.79	-	11.26	-	10.47
Tier 4	14.76	-	11.91	5.41	-	13.06	-	11.49	-	10.47
Tier 5	14.24	-	11.59	5.23	-	12.60	-	11.09	-	10.46
Tier 6	13.93	-	11.40	5.11	-	12.33	-	10.85	-	10.46
Tier 7	14.69	-	11.83	5.39	-	12.99	-	11.44	-	10.47
Tier 8	14.15	-	11.52	5.19	-	12.52	-	11.02	-	10.46
Tier 9	-	14.41	11.73	-	5.29	-	12.75	-	11.21	10.47
Tier 10	-	15.02	12.13	-	5.52	-	13.29	-	11.69	10.48
Tier 11	-	13.88	11.42	-	5.10	-	12.29	-	10.81	10.46
Tier 12	-	14.76	11.92	-	5.43	-	13.07	-	11.49	10.47
Tier 13	-	13.72	11.29	-	5.04	-	12.14	-	10.68	10.45
Tier 14	-	14.23	11.59	-	5.23	-	12.60	-	11.08	10.46
MassMutual RetireEase SelectSM
Tier 1	10.25	-	10.03	4.49	-	11.28	-	10.51	-	-
Tier 2	10.54	-	10.32	4.62	-	11.60	-	10.80	-	-
MassMutual Transitions SelectSM
Tier 1	16.91	-	12.56	6.36	-	15.47	-	15.43	-	10.49
Tier 2	-	16.73	12.56	-	6.31	-	15.31	-	15.26	10.49
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2012

	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML China Sub-Account	MML Conservative Allocation Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)

ASSETS
Investments
Number of shares	3,279,343	3,314,350	12,204,747	28,909,378	3,268,157	1,140,165	3,191,039	1,108,724	303,854	11,312,665

Identified cost	$29,105,377	$27,561,781	$116,235,135	$267,049,168	$55,627,989	$19,819,034	$31,432,914	$12,348,163	$3,355,109	$112,408,618

Value	$34,334,719	$34,469,238	$132,421,500	$312,221,281	$63,158,041	$22,005,280	$43,079,022	$14,834,728	$3,345,433	$122,289,910
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	75,697	90,009	108,847	105,293	59,490	-	430,504

Total assets	34,334,719	34,469,238	132,421,500	312,296,978	63,248,050	22,114,127	43,184,315	14,894,218	3,345,433	122,720,414

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	-	1,251	-	892	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	3,492	10,771	1,034	-	-	-	-	-	63,341	-

Total liabilities	3,492	10,771	1,034	-	1,251	-	892	-	63,341	-

NET ASSETS	$34,331,227	$34,458,467	$132,420,466	$312,296,978	$63,246,799	$22,114,127	$43,183,423	$14,894,218	$3,282,092	$122,720,414

Net Assets:
Accumulation units - value	$34,331,227	$34,458,467	$132,420,466	$312,296,978	$62,317,404	$22,114,127	$42,682,249	$14,894,218	$3,282,092	$122,720,414
Contracts in payout (annuitization) period	-	-	-	-	929,395	-	501,174	-	-	-

Net assets	$34,331,227	$34,458,467	$132,420,466	$312,296,978	$63,246,799	$22,114,127	$43,183,423	$14,894,218	$3,282,092	$122,720,414

Outstanding units
Contract owners	3,011,798	3,056,568	11,205,798	26,831,944	4,317,094	1,545,756	2,805,201	1,037,043	243,018	10,131,983

UNIT VALUE
Panorama Premier	$11.34	$-	$11.73	$-	$12.80	$-	$17.10	$-	$-	$12.02
Panorama Passage®
Tier 1	11.29	-	11.68	-	13.62	-	16.95	-	-	11.97
Tier 2	11.20	-	11.59	-	13.41	-	16.69	-	-	11.88
Tier 3	11.43	-	11.83	-	14.08	-	17.37	-	-	12.12
MassMutual Artistry	11.47	-	11.86	-	13.89	-	17.47	-	15.11	12.15
MassMutual Transitions®
Custom Plan	11.60	-	12.00	-	16.19	-	15.72	-	-	12.29
Package Plan I	11.60	-	12.00	-	16.19	-	15.72	-	-	12.29
Package Plan II	11.40	-	11.79	-	15.60	-	15.15	-	-	12.08
Package Plan III	11.26	-	11.65	-	15.19	-	14.76	-	-	11.93
MassMutual EvolutionSM
Tier 1	11.26	-	11.65	-	14.02	-	13.55	-	13.38	11.93
Tier 2	11.04	-	11.42	-	13.53	-	13.08	-	13.15	11.70
Tier 3	10.90	-	11.28	-	13.23	-	12.79	-	13.01	11.56
Tier 4	11.04	-	11.42	-	13.51	-	13.06	-	13.15	11.70
Tier 5	10.82	-	11.20	-	13.04	-	12.61	-	12.92	11.47
Tier 6	10.69	-	11.06	-	12.75	-	12.33	-	12.78	11.33
Tier 7	10.98	-	11.36	-	13.44	-	13.00	-	13.09	11.64
Tier 8	10.77	-	11.14	-	12.96	-	12.53	-	12.87	11.41
Tier 9	-	10.76	-	11.15	-	13.19	-	12.74	12.98	-
Tier 10	-	11.03	-	11.43	-	13.75	-	13.29	13.26	-
Tier 11	-	10.55	-	10.94	-	12.71	-	12.28	12.76	-
Tier 12	-	10.84	-	11.24	-	13.51	-	13.06	13.04	-
Tier 13	-	10.43	-	10.81	-	12.56	-	12.14	12.60	-
Tier 14	-	10.63	-	11.02	-	13.03	-	12.59	12.82	-
MassMutual RetireEase SelectSM
Tier 1	-	-	-	-	11.27	-	10.69	-	-	-
Tier 2	-	-	-	-	11.59	-	10.99	-	-	-
MassMutual Transitions SelectSM
Tier 1	11.48	-	11.88	-	15.14	-	15.40	-	13.61	12.17
Tier 2	-	11.35	-	11.76	-	14.98	-	15.23	13.61	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2012

	MML Conservative Allocation Sub-Account	MML Core Allocation Sub-Account	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)		(Initial Class)

ASSETS
Investments
Number of shares	27,487,519	39,144,217	1,140,908	1,252,391	21,702,055	3,774,207	3,455,790	578,165	44,369	22,781,357

Identified cost	$280,175,197	$352,248,110	$23,928,822	$23,193,990	$211,496,443	$31,656,064	$50,606,342	$9,305,936	$501,013	$222,422,913

Value	$295,215,959	$419,626,004	$24,040,521	$26,211,398	$229,390,723	$39,704,660	$61,824,077	$10,187,268	$509,352	$215,739,448
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	356,750	67,882	-	-	211,394	-	358,328	41,983	-	-

Total assets	295,572,709	419,693,886	24,040,521	26,211,398	229,602,117	39,704,660	62,182,405	10,229,251	509,352	215,739,448

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	137	-	2,086	-	-	-	-	1,802
Payable to Massachusetts Mutual Life Insurance Company	-	-	13,388	138,697	-	289,980	-	-	100	8,442,553

Total liabilities	-	-	13,525	138,697	2,086	289,980	-	-	100	8,444,355

NET ASSETS	$295,572,709	$419,693,886	$24,026,996	$26,072,701	$229,600,031	$39,414,680	$62,182,405	$10,229,251	$509,252	$207,295,093

Net Assets:
Accumulation units - value	$295,572,709	$419,693,886	$23,920,196	$26,072,701	$228,294,019	$39,414,680	$60,796,633	$10,229,251	$509,252	$206,098,125
Contracts in payout (annuitization) period	-	-	106,800	-	1,306,012	-	1,385,772	-	-	1,196,968

Net assets	$295,572,709	$419,693,886	$24,026,996	$26,072,701	$229,600,031	$39,414,680	$62,182,405	$10,229,251	$509,252	$207,295,093

Outstanding units
Contract owners	24,887,854	37,237,588	1,987,760	2,105,350	16,354,064	2,901,070	5,403,301	775,190	49,307	15,144,640

UNIT VALUE
Panorama Premier	$-	$-	$9.53	$-	$16.92	$-	$10.57	$-	$10.31	$12.69
Panorama Passage®
Tier 1	-	-	10.64	-	16.77	-	11.04	-	10.30	12.87
Tier 2	-	-	10.48	-	16.52	-	10.87	-	10.29	12.67
Tier 3	-	-	11.00	-	17.18	-	11.41	-	10.32	13.30
MassMutual Artistry	-	14.30	11.20	-	17.28	-	9.89	-	10.32	11.80
MassMutual Transitions®
Custom Plan	-	-	13.86	-	15.11	-	14.24	-	10.34	14.54
Package Plan I	-	-	13.86	-	15.11	-	14.24	-	10.34	14.54
Package Plan II	-	-	13.35	-	14.56	-	13.72	-	10.32	14.01
Package Plan III	-	-	13.01	-	14.17	-	13.36	-	10.30	13.64
MassMutual EvolutionSM
Tier 1	-	11.19	11.97	-	13.07	-	12.44	-	10.30	12.83
Tier 2	-	11.00	11.56	-	12.62	-	12.01	-	10.27	12.39
Tier 3	-	10.88	11.31	-	12.34	-	11.74	-	10.25	12.12
Tier 4	-	11.00	11.54	-	12.60	-	11.99	-	10.27	12.37
Tier 5	-	10.81	11.14	-	12.16	-	11.57	-	10.24	11.94
Tier 6	-	10.69	10.90	-	11.90	-	11.32	-	10.23	11.68
Tier 7	-	10.95	11.48	-	12.54	-	11.93	-	10.26	12.31
Tier 8	-	10.76	11.07	-	12.09	-	11.50	-	10.24	11.86
Tier 9	11.40	10.86	-	11.27	-	12.31	-	11.70	10.25	-
Tier 10	11.69	11.09	-	11.75	-	12.84	-	12.20	10.28	-
Tier 11	11.18	10.67	-	10.86	-	11.86	-	11.28	10.22	-
Tier 12	11.49	10.90	-	11.54	-	12.62	-	11.99	10.26	-
Tier 13	11.05	10.54	-	10.73	-	11.72	-	11.14	10.19	-
Tier 14	11.27	10.73	-	11.13	-	12.16	-	11.56	10.22	-
MassMutual RetireEase SelectSM
Tier 1	-	-	8.25	-	9.24	-	9.42	-	-	7.93
Tier 2	-	-	8.48	-	9.50	-	9.69	-	-	8.16
MassMutual Transitions SelectSM
Tier 1	-	11.38	12.91	-	14.12	-	13.79	-	10.33	14.05
Tier 2	12.03	11.38	-	12.78	-	13.98	-	13.64	10.33	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	10.97	-	-	-
Tier 2	-	-	-	-	-	-	11.04	-	-	-
Tier 3	-	-	-	-	-	-	11.23	-	-	-
Tier 4	-	-	-	-	-	-	11.23	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2012

	MML Foreign Sub-Account	MML Fundamental Growth Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Growth Sub-Account	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account
	(Service Class)			(Class I)	(Service Class I)	(Class II)		(Initial Class)	(Service Class)	(Initial Class)

ASSETS
Investments
Number of shares	738,957	36,169	18,548	615,869	390,500	331,192	5,826,066	9,203,587	1,349,900	50,029,980

Identified cost	$6,059,545	$400,573	$226,967	$5,247,820	$3,295,087	$3,100,914	$54,081,155	$86,325,788	$9,211,346	$449,914,144

Value	$6,968,364	$394,964	$230,364	$6,047,834	$3,819,089	$3,298,671	$65,018,899	$85,041,147	$12,419,082	$533,319,585
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	2,197	-	-	-	-	-	-	-	-

Total assets	6,968,364	397,161	230,364	6,047,834	3,819,089	3,298,671	65,018,899	85,041,147	12,419,082	533,319,585

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	-	-	-	-	4,709	-	-
Payable to Massachusetts Mutual Life Insurance Company	210,699	-	70	48,780	114,384	402	375,682	37,949	29,033	452,138

Total liabilities	210,699	-	70	48,780	114,384	402	375,682	42,658	29,033	452,138

NET ASSETS	$6,757,665	$397,161	$230,294	$5,999,054	$3,704,705	$3,298,269	$64,643,217	$84,998,489	$12,390,049	$532,867,447

Net Assets:
Accumulation units - value	$6,757,665	$397,161	$230,294	$5,915,628	$3,704,705	$3,298,269	$64,643,217	$84,766,715	$12,390,049	$532,867,447
Contracts in payout (annuitization) period	-	-	-	83,426	-	-	-	231,774	-	-

Net assets	$6,757,665	$397,161	$230,294	$5,999,054	$3,704,705	$3,298,269	$64,643,217	$84,998,489	$12,390,049	$532,867,447

Outstanding units
Contract owners	503,548	41,068	22,517	522,661	321,653	364,723	5,543,162	6,192,405	1,104,552	46,165,877

UNIT VALUE
Panorama Premier	$-	$9.65	$10.22	$-	$-	$9.38	$-	$14.15	$-	$11.48
Panorama Passage®
Tier 1	-	9.65	10.21	-	-	9.15	-	14.03	-	11.43
Tier 2	-	9.64	10.20	-	-	9.01	-	13.82	-	11.34
Tier 3	-	9.66	10.23	-	-	9.46	-	14.37	-	11.58
MassMutual Artistry	-	9.67	10.23	-	-	6.63	16.44	14.46	-	11.61
MassMutual Transitions®
Custom Plan	-	9.68	10.25	11.32	-	-	-	14.78	-	11.74
Package Plan I	-	9.68	10.25	11.32	-	-	-	14.78	-	11.74
Package Plan II	-	9.66	10.22	10.91	-	-	-	14.29	-	11.54
Package Plan III	-	9.64	10.21	10.62	-	-	-	13.95	-	11.40
MassMutual EvolutionSM
Tier 1	-	9.64	10.21	10.55	-	-	11.54	10.66	-	11.40
Tier 2	-	9.62	10.18	10.18	-	-	11.34	10.29	-	11.18
Tier 3	-	9.60	10.16	9.96	-	-	11.22	10.06	-	11.04
Tier 4	-	9.62	10.18	10.17	-	-	11.34	10.27	-	11.18
Tier 5	-	9.59	10.15	9.81	-	-	11.15	9.91	-	10.96
Tier 6	-	9.58	10.14	9.60	-	-	11.03	9.70	-	10.82
Tier 7	-	9.61	10.17	10.12	-	-	11.29	10.22	-	11.12
Tier 8	-	9.59	10.15	9.75	-	-	11.10	9.85	-	10.90
Tier 9	12.08	9.60	10.16	-	9.96	-	11.20	-	10.02	-
Tier 10	12.60	9.63	10.19	-	10.39	-	11.44	-	10.45	-
Tier 11	11.64	9.57	10.13	-	9.60	-	11.00	-	9.66	-
Tier 12	12.38	9.60	10.17	-	10.21	-	11.24	-	10.27	-
Tier 13	11.50	9.54	10.10	-	9.49	-	10.87	-	9.54	-
Tier 14	11.94	9.57	10.13	-	9.84	-	11.06	-	9.90	-
MassMutual RetireEase SelectSM
Tier 1	-	-	-	8.58	-	-	-	8.48	-	-
Tier 2	-	-	-	8.82	-	-	-	8.72	-	-
MassMutual Transitions SelectSM
Tier 1	-	9.67	10.24	12.44	-	-	11.74	11.80	-	11.63
Tier 2	13.91	9.67	10.24	-	12.36	-	11.74	-	11.67	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2012

	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account	MML Inflation-Protected and Income Sub-Account	MML Inflation-Protected and Income Sub-Account	MML International Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Value Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)

ASSETS
Investments
Number of shares	77,893,986	1,265,215	3,018,742	1,192,614	22,002,739	5,488,251	3,998,985	1,573,865	124,065	13,230,087

Identified cost	$590,547,971	$13,187,522	$28,187,722	$10,068,853	$236,299,185	$61,306,565	$35,148,439	$15,202,393	$1,301,056	$153,925,727

Value	$827,234,127	$13,803,498	$28,617,678	$11,234,426	$260,952,482	$64,926,006	$38,470,239	$18,288,307	$1,430,468	$163,236,531
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	28,096	51,905	2,147,267	509,589	-	12,097	8,785	1,270,156

Total assets	827,234,127	13,803,498	28,645,774	11,286,331	263,099,749	65,435,595	38,470,239	18,300,404	1,439,253	164,506,687

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	-	4,230	-	-	-	-	1,696
Payable to Massachusetts Mutual Life Insurance Company	79,662	2,050	-	-	-	-	711,547	-	-	-

Total liabilities	79,662	2,050	-	-	4,230	-	711,547	-	-	1,696

NET ASSETS	$827,154,465	$13,801,448	$28,645,774	$11,286,331	$263,095,519	$65,435,595	$37,758,692	$18,300,404	$1,439,253	$164,504,991

Net Assets:
Accumulation units - value	$827,154,465	$13,801,448	$28,426,759	$11,286,331	$261,127,970	$65,435,595	$37,758,692	$18,276,799	$1,439,253	$163,576,882
Contracts in payout (annuitization) period	-	-	219,015	-	1,967,549	-	-	23,605	-	928,109

Net assets	$827,154,465	$13,801,448	$28,645,774	$11,286,331	$263,095,519	$65,435,595	$37,758,692	$18,300,404	$1,439,253	$164,504,991

Outstanding units
Contract owners	72,289,378	1,085,391	2,167,378	933,574	18,712,193	4,794,866	3,569,633	1,564,103	116,796	13,181,415

UNIT VALUE
Panorama Premier	$-	$12.70	$14.39	$-	$14.72	$-	$-	$9.06	$-	$11.29
Panorama Passage®
Tier 1	-	12.67	11.15	-	14.60	-	-	9.20	-	11.17
Tier 2	-	12.61	10.98	-	14.37	-	-	9.06	-	10.99
Tier 3	-	12.75	11.53	-	14.95	-	-	9.51	-	11.52
MassMutual Artistry	-	12.77	10.34	-	15.04	-	14.08	7.33	-	11.51
MassMutual Transitions®
Custom Plan	-	12.85	13.62	-	15.38	-	-	12.50	-	14.19
Package Plan I	-	12.85	13.62	-	15.38	-	-	12.50	-	14.19
Package Plan II	-	12.73	13.13	-	14.87	-	-	12.05	-	13.67
Package Plan III	-	12.65	12.79	-	14.51	-	-	11.73	-	13.32
MassMutual EvolutionSM
Tier 1	-	12.65	11.57	-	13.61	-	10.46	11.11	-	11.57
Tier 2	-	12.51	11.17	-	13.13	-	10.28	10.72	-	11.17
Tier 3	-	12.43	10.93	-	12.85	-	10.17	10.49	-	10.93
Tier 4	-	12.51	11.15	-	13.11	-	10.28	10.70	-	11.15
Tier 5	-	12.38	10.77	-	12.66	-	10.10	10.33	-	10.76
Tier 6	-	12.30	10.53	-	12.38	-	9.99	10.11	-	10.53
Tier 7	-	12.48	11.10	-	13.05	-	10.23	10.65	-	11.10
Tier 8	-	12.35	10.70	-	12.58	-	10.06	10.27	-	10.70
Tier 9	10.92	12.41	-	10.90	-	12.79	10.15	-	10.44	-
Tier 10	11.19	12.58	-	11.36	-	13.34	10.37	-	10.88	-
Tier 11	10.71	12.28	-	10.50	-	12.33	9.97	-	10.06	-
Tier 12	11.00	12.45	-	11.17	-	13.11	10.19	-	10.70	-
Tier 13	10.58	12.13	-	10.38	-	12.18	9.85	-	9.94	-
Tier 14	10.79	12.26	-	10.77	-	12.64	10.03	-	10.31	-
MassMutual RetireEase SelectSM
Tier 1	-	-	8.37	-	13.31	-	-	9.88	-	8.56
Tier 2	-	-	8.61	-	13.69	-	-	10.16	-	8.80
MassMutual Transitions SelectSM
Tier 1	-	12.78	12.68	-	14.09	-	10.64	13.37	-	12.75
Tier 2	11.51	12.78	-	12.56	-	13.93	10.64	-	13.21	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2012

	MML Large Cap Value Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

ASSETS
Investments
Number of shares	1,832,685	17,187,863	10,467,179	5,936,150	2,267,552	18,782,948	1,483,865	34,018,710	97,222,075	106,115,316

Identified cost	$18,601,504	$215,757,095	$135,322,097	$61,213,514	$24,246,950	$184,752,984	$13,901,135	$317,070,008	$878,449,590	$106,011,592

Value	$22,495,202	$226,916,162	$137,979,528	$76,932,508	$29,047,335	$208,678,549	$16,381,870	$372,845,065	$1,058,748,393	$106,010,368
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	165,562	1,650,531	2,122,099	54,439	100,280	-	-	-	1,601,896	284,726

Total assets	22,660,764	228,566,693	140,101,627	76,986,947	29,147,615	208,678,549	16,381,870	372,845,065	1,060,350,289	106,295,094

LIABILITIES
Annuitant mortality fluctuation reserve	-	5,378	-	168	-	2,172	-	-	-	5,010
Payable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	2,133,089	143,119	326,235	-	-

Total liabilities	-	5,378	-	168	-	2,135,261	143,119	326,235	-	5,010

NET ASSETS	$22,660,764	$228,561,315	$140,101,627	$76,986,779	$29,147,615	$206,543,288	$16,238,751	$372,518,830	$1,060,350,289	$106,290,084

Net Assets:
Accumulation units - value	$22,660,764	$226,586,370	$140,101,627	$76,542,809	$29,147,615	$205,367,013	$16,238,751	$372,518,830	$1,060,350,289	$105,143,542
Contracts in payout (annuitization) period	-	1,974,945	-	443,970	-	1,176,275	-	-	-	1,146,542

Net assets	$22,660,764	$228,561,315	$140,101,627	$76,986,779	$29,147,615	$206,543,288	$16,238,751	$372,518,830	$1,060,350,289	$106,290,084

Outstanding units
Contract owners	1,865,934	15,410,206	9,990,702	4,084,022	2,190,642	12,245,799	1,012,000	31,579,198	91,317,577	11,036,824

UNIT VALUE
Panorama Premier	$-	$-	$12.37	$32.69	$-	$21.46	$-	$11.72	$-	$9.51
Panorama Passage®
Tier 1	-	18.46	-	24.38	-	22.89	-	11.67	-	9.47
Tier 2	-	18.18	-	24.01	-	22.54	-	11.58	-	9.40
Tier 3	-	19.08	-	25.21	-	23.66	-	11.81	-	9.59
MassMutual Artistry	-	18.26	-	19.24	-	23.90	-	11.85	-	9.62
MassMutual Transitions®
Custom Plan	-	16.54	-	21.38	-	18.96	-	11.98	-	9.73
Package Plan I	-	16.54	-	21.38	-	18.96	-	11.98	-	9.73
Package Plan II	-	15.94	-	20.60	-	18.27	-	11.78	-	9.56
Package Plan III	-	15.52	-	20.06	-	17.79	-	11.63	-	9.44
MassMutual EvolutionSM
Tier 1	-	13.94	-	13.29	-	15.56	-	11.63	-	9.44
Tier 2	-	13.45	-	12.94	-	15.02	-	11.41	-	9.26
Tier 3	-	13.16	-	12.72	-	14.69	-	11.27	-	9.14
Tier 4	-	13.43	-	12.94	-	15.00	-	11.41	-	9.26
Tier 5	-	12.97	-	12.60	-	14.47	-	11.18	-	9.08
Tier 6	-	12.68	-	12.39	-	14.16	-	11.05	-	8.97
Tier 7	-	13.37	-	12.86	-	14.92	-	11.35	-	9.21
Tier 8	-	12.88	-	12.52	-	14.38	-	11.13	-	9.03
Tier 9	10.89	-	13.11	-	12.61	-	14.64	-	11.13	9.13
Tier 10	11.35	-	13.67	-	13.03	-	15.26	-	11.40	9.36
Tier 11	10.49	-	12.64	-	12.27	-	14.11	-	10.91	8.95
Tier 12	11.16	-	13.44	-	12.81	-	15.00	-	11.21	9.20
Tier 13	10.37	-	12.49	-	12.13	-	13.94	-	10.78	8.85
Tier 14	10.76	-	12.96	-	12.46	-	14.46	-	10.99	9.02
MassMutual RetireEase SelectSM
Tier 1	-	13.14	-	11.65	-	10.98	-	-	-	9.88
Tier 2	-	13.51	-	11.98	-	11.29	-	-	-	9.79
MassMutual Transitions SelectSM
Tier 1	-	14.47	-	13.65	-	16.60	-	11.87	-	9.63
Tier 2	12.62	-	14.32	-	13.50	-	16.42	-	11.73	9.63
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-	-	9.71
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-	-	9.77

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2012

	MML Short-Duration Bond Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Equity Sub-Account	MML Small/Mid Cap Equity Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Sub-Account
		(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

ASSETS
Investments
Number of shares	1,715,582	8,387,559	357,907	316,597	3,524,546	521,385	15,868,351	888,610	722,047	475,961

Identified cost	$17,467,060	$132,276,536	$5,702,280	$5,459,947	$24,168,491	$4,208,207	$124,216,298	$7,135,203	$8,308,469	$5,097,921

Value	$17,310,221	$136,721,790	$5,760,182	$5,920,368	$31,099,390	$4,567,091	$159,635,614	$8,894,986	$7,920,858	$5,135,619
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	46,028	2,507,208	76,625	-	-	-	-	-	-	-

Total assets	17,356,249	139,228,998	5,836,807	5,920,368	31,099,390	4,567,091	159,635,614	8,894,986	7,920,858	5,135,619

LIABILITIES
Annuitant mortality fluctuation reserve	-	1,766	-	-	41	-	1,077	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	-	-	-	34,690	29,707	22,328	4,492,359	181,551	35,857	596

Total liabilities	-	1,766	-	34,690	29,748	22,328	4,493,436	181,551	35,857	596

NET ASSETS	$17,356,249	$139,227,232	$5,836,807	$5,885,678	$31,069,642	$4,544,763	$155,142,178	$8,713,435	$7,885,001	$5,135,023

Net Assets:
Accumulation units - value	$17,356,249	$138,454,577	$5,836,807	$5,885,678	$30,920,201	$4,544,763	$154,304,354	$8,713,435	$7,885,001	$5,135,023
Contracts in payout (annuitization) period	-	772,655	-	-	149,441	-	837,824	-	-	-

Net assets	$17,356,249	$139,227,232	$5,836,807	$5,885,678	$31,069,642	$4,544,763	$155,142,178	$8,713,435	$7,885,001	$5,135,023

Outstanding units
Contract owners	1,649,121	8,656,411	369,913	348,094	2,048,072	337,377	10,739,221	632,734	637,774	493,216

UNIT VALUE
Panorama Premier	$10.52	$19.12	$-	$-	$18.86	$-	$18.87	$-	$-	$10.41
Panorama Passage®
Tier 1	10.49	17.00	-	-	17.10	-	18.71	-	-	10.40
Tier 2	10.45	16.74	-	-	16.84	-	18.42	-	-	10.39
Tier 3	10.57	17.57	-	-	17.68	-	19.16	-	-	10.42
MassMutual Artistry	10.58	11.88	-	17.00	16.15	-	19.28	-	15.20	10.42
MassMutual Transitions®
Custom Plan	10.65	18.13	-	-	15.40	-	19.71	-	-	10.44
Package Plan I	10.65	18.13	-	-	15.40	-	19.71	-	-	10.44
Package Plan II	10.55	17.47	-	-	14.84	-	19.05	-	-	10.41
Package Plan III	10.48	17.01	-	-	14.45	-	18.60	-	-	10.40
MassMutual EvolutionSM
Tier 1	10.48	14.07	-	16.77	12.72	-	13.35	-	12.21	10.40
Tier 2	10.37	13.58	-	16.52	12.28	-	12.89	-	12.00	10.37
Tier 3	10.30	13.28	-	16.37	12.01	-	12.61	-	11.87	10.35
Tier 4	10.37	13.56	-	16.52	12.26	-	12.87	-	12.00	10.37
Tier 5	10.26	13.09	-	16.28	11.84	-	12.42	-	11.79	10.34
Tier 6	10.19	12.80	-	16.13	11.58	-	12.15	-	11.67	10.32
Tier 7	10.34	13.50	-	16.46	12.20	-	12.81	-	11.95	10.36
Tier 8	10.23	13.01	-	16.22	11.76	-	12.34	-	11.74	10.33
Tier 9	10.28	-	13.23	16.34	-	11.95	-	12.57	11.84	10.35
Tier 10	10.42	-	13.80	16.64	-	12.46	-	13.10	12.10	10.38
Tier 11	10.18	-	12.75	16.10	-	11.52	-	12.11	11.64	10.32
Tier 12	10.31	-	13.56	16.40	-	12.24	-	12.88	11.90	10.35
Tier 13	10.05	-	12.60	15.91	-	11.38	-	11.97	11.50	10.29
Tier 14	10.16	-	13.08	16.15	-	11.81	-	12.42	11.70	10.32
MassMutual RetireEase SelectSM
Tier 1	-	10.05	-	-	9.76	-	8.93	-	-	-
Tier 2	-	10.34	-	-	10.03	-	9.18	-	-	-
MassMutual Transitions SelectSM
Tier 1	10.59	16.67	-	17.01	14.51	-	14.20	-	12.42	10.42
Tier 2	10.59	-	16.49	17.01	-	14.33	-	14.05	12.42	10.42
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2012

	Oppenheimer Balanced Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer International Growth Sub-Account
	(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)

ASSETS
Investments
Number of shares	9,000	1,159,440	131,223	5,168,302	561,969	770,326	7,742,628	10,674,058	58,087,243	7,422,403

Identified cost	$91,947	$15,788,209	$4,912,410	$198,034,761	$5,597,424	$20,791,108	$229,908,774	$56,483,336	$308,979,992	$12,505,729

Value	$111,332	$14,516,193	$5,860,400	$232,883,694	$4,641,866	$24,843,028	$252,022,531	$61,802,795	$329,354,668	$15,883,942
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	53,026	5,201,127	-	-	-	-	-	-

Total assets	111,332	14,516,193	5,913,426	238,084,821	4,641,866	24,843,028	252,022,531	61,802,795	329,354,668	15,883,942

LIABILITIES
Annuitant mortality fluctuation reserve	-	1,213	-	3,232	-	-	4,171	-	9,958	-
Payable to Massachusetts Mutual Life Insurance Company	29	3,747	-	-	490	666,585	6,003,034	60,392	1,118,604	374,082

Total liabilities	29	4,960	-	3,232	490	666,585	6,007,205	60,392	1,128,562	374,082

NET ASSETS	$111,303	$14,511,233	$5,913,426	$238,081,589	$4,641,376	$24,176,443	$246,015,326	$61,742,403	$328,226,106	$15,509,860

Net Assets:
Accumulation units - value	$111,303	$14,463,325	$5,913,426	$236,768,805	$4,641,376	$24,176,443	$244,588,899	$61,742,403	$326,142,388	$15,509,860
Contracts in payout (annuitization) period	-	47,908	-	1,312,784	-	-	1,426,427	-	2,083,718	-

Net assets	$111,303	$14,511,233	$5,913,426	$238,081,589	$4,641,376	$24,176,443	$246,015,326	$61,742,403	$328,226,106	$15,509,860

Outstanding units
Contract owners	10,832	1,276,537	496,365	19,273,489	347,257	1,484,884	14,230,635	4,046,601	19,958,314	841,081

UNIT VALUE
Panorama Premier	$-	$11.19	$-	$11.84	$13.37	$-	$21.40	$-	$20.66	$-
Panorama Passage®
Tier 1	-	11.06	-	11.91	-	-	21.23	-	20.31	-
Tier 2	-	10.89	-	11.72	-	-	20.90	-	20.00	-
Tier 3	-	11.42	-	12.31	-	-	21.94	-	21.00	-
MassMutual Artistry	-	11.14	-	8.57	-	-	14.61	-	20.25	-
MassMutual Transitions®
Custom Plan	-	11.98	-	12.86	-	-	18.65	-	19.62	-
Package Plan I	-	11.98	-	12.86	-	-	18.65	-	19.62	-
Package Plan II	-	11.54	-	12.39	-	-	17.97	-	18.91	-
Package Plan III	-	11.24	-	12.07	-	-	17.50	-	18.41	-
MassMutual EvolutionSM
Tier 1	-	9.77	-	11.34	-	-	15.08	-	15.21	-
Tier 2	-	9.43	-	10.94	-	-	14.55	-	14.68	-
Tier 3	-	9.23	-	10.70	-	-	14.24	-	14.36	-
Tier 4	-	9.42	-	10.93	-	-	14.53	-	14.66	-
Tier 5	-	9.09	-	10.55	-	-	14.03	-	14.15	-
Tier 6	-	8.89	-	10.32	-	-	13.72	-	13.84	-
Tier 7	-	9.37	-	10.87	-	-	14.46	-	14.59	-
Tier 8	-	9.03	-	10.48	-	-	13.94	-	14.06	-
Tier 9	9.19	-	10.66	-	-	14.18	-	14.28	-	15.94
Tier 10	9.58	-	11.12	-	-	14.78	-	14.89	-	16.62
Tier 11	8.86	-	10.28	-	-	13.67	-	13.77	-	15.37
Tier 12	9.42	-	10.93	-	-	14.53	-	14.64	-	16.34
Tier 13	-	-	10.15	-	-	13.50	-	13.60	-	15.18
Tier 14	-	-	10.54	-	-	14.01	-	14.11	-	15.75
MassMutual RetireEase SelectSM
Tier 1	-	7.81	-	9.30	-	-	9.58	-	12.74	-
Tier 2	-	8.03	-	9.56	-	-	9.85	-	13.10	-
MassMutual Transitions SelectSM
Tier 1	-	10.65	-	12.74	-	-	17.35	-	15.69	-
Tier 2	10.54	-	12.60	-	-	17.16	-	15.50	-	19.34
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2012

	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Small- & Mid-Cap Growth Sub-Account	Oppenheimer Small- & Mid-Cap Growth Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account
	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)

ASSETS
Investments
Number of shares	24,425,210	117,848	1,504,742	20,062,721	78,914	2,701,328	2,939,932

Identified cost	$43,930,114	$2,485,211	$30,455,341	$20,062,721	$3,751,763	$114,242,735	$24,225,056

Value	$50,560,184	$2,802,431	$36,068,673	$20,062,721	$4,202,159	$148,032,777	$21,196,909
Dividends receivable	-	-	-	42	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	2,950	12,853	-	20,903	4,564,845	377,213

Total assets	50,560,184	2,805,381	36,081,526	20,062,763	4,223,062	152,597,622	21,574,122

LIABILITIES
Annuitant mortality fluctuation reserve	391	-	536	8,863	-	1,486	294
Payable to Massachusetts Mutual Life Insurance Company	571,958	-	-	3,341	-	-	-

Total liabilities	572,349	-	536	12,204	-	1,486	294

NET ASSETS	$49,987,835	$2,805,381	$36,080,990	$20,050,559	$4,223,062	$152,596,136	$21,573,828

Net Assets:
Accumulation units - value	$49,580,688	$2,805,381	$36,042,804	$19,755,136	$4,223,062	$151,727,571	$21,417,800
Contracts in payout (annuitization) period	407,147	-	38,186	295,423	-	868,565	156,028

Net assets	$49,987,835	$2,805,381	$36,080,990	$20,050,559	$4,223,062	$152,596,136	$21,573,828

Outstanding units
Contract owners	2,629,647	214,866	2,759,857	1,833,934	324,959	11,813,340	2,089,583

UNIT VALUE
Panorama Premier	$26.14	$-	$11.28	$12.78	$-	$9.96	$10.22
Panorama Passage®
Tier 1	16.92	-	11.54	11.05	-	9.88	10.16
Tier 2	16.66	-	11.36	10.88	-	9.73	10.05
Tier 3	17.49	-	11.93	11.42	-	10.21	10.33
MassMutual Artistry	12.33	-	10.35	11.06	-	5.44	10.37
MassMutual Transitions®
Custom Plan	19.67	-	14.09	10.83	-	13.60	10.53
Package Plan I	19.67	-	14.09	10.83	-	13.60	10.53
Package Plan II	18.95	-	13.58	10.43	-	13.11	10.29
Package Plan III	18.46	-	13.22	10.16	-	12.76	10.12
MassMutual EvolutionSM
Tier 1	17.00	-	12.42	10.23	-	12.27	10.12
Tier 2	16.41	-	11.99	9.88	-	11.84	9.85
Tier 3	16.05	-	11.72	9.66	-	11.58	9.69
Tier 4	16.38	-	11.97	9.86	-	11.82	9.85
Tier 5	15.81	-	11.55	9.52	-	11.41	9.59
Tier 6	15.47	-	11.30	9.31	-	11.16	9.43
Tier 7	16.31	-	11.91	9.82	-	11.77	9.79
Tier 8	15.71	-	11.48	9.46	-	11.34	9.53
Tier 9	-	11.68	-	-	11.54	-	9.71
Tier 10	-	12.18	-	-	12.03	-	10.03
Tier 11	-	11.26	-	-	11.12	-	9.45
Tier 12	-	11.97	-	-	11.82	-	9.86
Tier 13	-	11.12	-	-	10.99	-	9.34
Tier 14	-	11.54	-	-	11.40	-	9.59
MassMutual RetireEase SelectSM
Tier 1	9.47	-	9.38	-	-	9.10	10.39
Tier 2	9.74	-	9.65	-	-	9.36	10.69
MassMutual Transitions SelectSM
Tier 1	19.60	-	13.84	10.63	-	13.66	10.39
Tier 2	-	13.70	-	-	13.51	-	10.39
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2012

	Fidelity® VIP Contrafund ® Sub-Account	Fidelity® VIP Contrafund ® Sub-Account	ING Clarion Global Real Estate Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account	Ivy Asset Strategy Sub-Account
	(Initial Class)	(Service Class 2)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)

Investment income
Dividends	$3,898,601	$569,833	$74,271	$80,199	$43,655	$-	$-	$-	$-	$-

Expenses
Mortality and expense risk fees and administrative charges	3,656,449	620,490	179,857	41,731	29,907	109,835	34,124	76,805	25,029	122

Net investment income (loss)	242,152	(50,657)	(105,586)	38,468	13,748	(109,835)	(34,124)	(76,805)	(25,029)	(122)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(10,729,900)	1,271,717	403,374	258,449	133,482	(13,737)	99,015	312,370	90,660	2
Realized gain distribution	-	-	-	-	-	-	-	-	-	-

Realized gain (loss)	(10,729,900)	1,271,717	403,374	258,449	133,482	(13,737)	99,015	312,370	90,660	2

Change in net unrealized appreciation/depreciation of investments	52,378,670	4,713,872	2,752,387	297,027	170,349	1,886,849	334,265	378,252	79,860	3,562

Net gain (loss) on investments	41,648,770	5,985,589	3,155,761	555,476	303,831	1,873,112	433,280	690,622	170,520	3,564

Net increase (decrease) in net assets resulting from operations	41,890,922	5,934,932	3,050,175	593,944	317,579	1,763,277	399,156	613,817	145,491	3,442

Capital transactions:
Transfer of net premiums	4,233,149	8,255,947	1,198,192	106,718	635,437	264,487	481,715	165,996	305,560	122,840
Transfers due to death benefits	(1,447,172)	(328,444)	(50,312)	(35,084)	-	(35,871)	(11,852)	(22,214)	(6,204)	-
Transfers due to annuity benefit payments	(169,750)	-	(14,426)	(2,111)	-	(7,255)	-	(890)	-	-
Transfers due to withdrawal of funds	(26,402,409)	(1,244,131)	(831,465)	(427,108)	(46,760)	(1,026,742)	(84,542)	(777,943)	(50,290)	(1,252)
Transfers due to loans, net of repayments	(42,622)	-	(2,988)	(929)	-	(1,337)	-	1,401	-	-
Transfers due to cost of insurance	(944,918)	(164,375)	(44,902)	(8,426)	(7,056)	(16,579)	(5,565)	(12,094)	(2,187)	-
Transfers due to contingent deferred sales charges	(801)	-	(23)	111	-	356	-	168	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	(95,217)	-	(19,939)	(6,311)	-	(2,223)	-	(1,008)	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(10,010,363)	(144,393)	472,290	1,930,460	98,944	74,394	384,900	481,220	69,192	16,843

Net increase (decrease) in net assets resulting from capital transactions	(34,880,103)	6,374,604	706,427	1,557,320	680,565	(750,770)	764,656	(165,364)	316,071	138,431

Total increase (decrease)	7,010,819	12,309,536	3,756,602	2,151,264	998,144	1,012,507	1,163,812	448,453	461,562	141,873

NET ASSETS, at beginning of the year	288,716,116	39,394,895	12,425,609	2,948,506	1,713,429	9,293,422	1,819,403	6,441,250	1,545,311	-

NET ASSETS, at end of the year	$295,726,935	$51,704,431	$16,182,211	$5,099,770	$2,711,573	$10,305,929	$2,983,215	$6,889,703	$2,006,873	$141,873

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2012

	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Investment income
Dividends	$267,072	$186,793	$172,387	$12,544	$2,268,539	$4,492,606	$1,244,821	$354,205	$36,792	$-

Expenses
Mortality and expense risk fees and administrative charges	438,711	403,390	29,538	3,004	1,603,231	3,868,939	669,794	256,812	470,104	177,752

Net investment income (loss)	(171,639)	(216,597)	142,849	9,540	665,308	623,667	575,027	97,393	(433,312)	(177,752)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	298,909	1,205,451	(323,414)	95,223	1,661,268	5,411,761	1,178,252	357,060	1,659,953	912,345
Realized gain distribution	-	-	-	-	2,998,091	6,714,308	-	-	-	-

Realized gain (loss)	298,909	1,205,451	(323,414)	95,223	4,659,359	12,126,069	1,178,252	357,060	1,659,953	912,345

Change in net unrealized appreciation/depreciation of investments	4,321,682	3,072,142	874,804	(50,947)	7,605,844	15,030,382	3,940,705	1,169,925	5,086,661	911,342

Net gain (loss) on investments	4,620,591	4,277,593	551,390	44,276	12,265,203	27,156,451	5,118,957	1,526,985	6,746,614	1,823,687

Net increase (decrease) in net assets resulting from operations	4,448,952	4,060,996	694,239	53,816	12,930,511	27,780,118	5,693,984	1,624,378	6,313,302	1,645,935

Capital transactions:
Transfer of net premiums	747,655	3,808,933	40,595	21,767	1,240,393	43,853,712	704,360	4,236,933	842,594	3,149,058
Transfers due to death benefits	-	-	(8,463)	(6,206)	(1,655,506)	(1,217,719)	(802,108)	(63,429)	(231,905)	(112,276)
Transfers due to annuity benefit payments	-	-	(539)	-	-	-	(57,132)	-	(30,818)	-
Transfers due to withdrawal of funds	(2,367,193)	(1,985,544)	(518,524)	(28,602)	(9,282,435)	(10,668,176)	(6,202,258)	(608,189)	(4,984,112)	(398,920)
Transfers due to loans, net of repayments	(1,595)	-	444	-	136	-	(11,022)	-	(7,571)	-
Transfers due to cost of insurance	(129,846)	(90,083)	(3,616)	(542)	(790,436)	(1,756,826)	(91,547)	(45,933)	(92,214)	(41,942)
Transfers due to contingent deferred sales charges	(12)	-	(133)	-	(96)	-	(841)	-	(171)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	118	-	-	-	40,921	-	(21,011)	-
Transfers between Sub-Accounts and to/from Fixed Account	(668,991)	(134,944)	(8,427,741)	(736,786)	15,752,371	4,770,900	19,970,915	4,638,741	4,497,293	1,176,224

Net increase (decrease) in net assets resulting from capital transactions	(2,419,982)	1,598,362	(8,917,859)	(750,369)	5,264,427	34,981,891	13,551,288	8,158,123	(27,915)	3,772,144

Total increase (decrease)	2,028,970	5,659,358	(8,223,620)	(696,553)	18,194,938	62,762,009	19,245,272	9,782,501	6,285,387	5,418,079

NET ASSETS, at beginning of the year	32,302,257	28,799,109	8,223,620	696,553	114,225,528	249,534,969	44,001,527	12,331,626	36,898,036	9,476,139

NET ASSETS, at end of the year	$34,331,227	$34,458,467	$-	$-	$132,420,466	$312,296,978	$63,246,799	$22,114,127	$43,183,423	$14,894,218

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2012

	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML China Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Core Allocation Sub-Account	MML Emerging Growth Sub-Account	MML Emerging Growth Sub-Account	MML Equity Sub-Account	MML Equity Sub-Account
	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Investment income
Dividends	$1,931,207	$201,540	$-	$2,080,212	$4,520,656	$5,955,375	$-	$-	$460,440	$395,021

Expenses
Mortality and expense risk fees and administrative charges	282,337	40,694	40,979	1,355,207	3,608,295	5,383,964	22,319	5,398	288,202	303,855

Net investment income (loss)	1,648,870	160,846	(40,979)	725,005	912,361	571,411	(22,319)	(5,398)	172,238	91,166

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(6,895,265)	1,317,433	(151,743)	2,949,379	4,753,192	6,383,093	175,854	108,394	(853,174)	605,683
Realized gain distribution	-	-	-	3,694,491	8,942,690	10,149,536	-	-	-	-

Realized gain (loss)	(6,895,265)	1,317,433	(151,743)	6,643,870	13,695,882	16,532,629	175,854	108,394	(853,174)	605,683

Change in net unrealized appreciation/depreciation of investments	9,757,597	(991,418)	841,689	2,972,916	8,609,085	19,783,590	277,193	(28,103)	3,925,052	2,100,202

Net gain (loss) on investments	2,862,332	326,015	689,946	9,616,786	22,304,967	36,316,219	453,047	80,291	3,071,878	2,705,885

Net increase (decrease) in net assets resulting from operations	4,511,202	486,861	648,967	10,341,791	23,217,328	36,887,630	430,728	74,893	3,244,116	2,797,051

Capital transactions:
Transfer of net premiums	310,831	149,945	199,021	2,162,083	39,504,382	49,895,832	25,612	115,832	531,773	6,763,038
Transfers due to death benefits	(202,691)	(100,412)	(1,196)	(503,396)	(2,327,389)	(1,200,889)	(26,337)	-	(208,959)	(46,197)
Transfers due to annuity benefit payments	(22,675)	-	-	-	-	-	(2,365)	-	(20,343)	-
Transfers due to withdrawal of funds	(3,288,617)	(80,670)	(270,654)	(10,523,759)	(13,140,680)	(13,753,888)	(106,302)	(8,730)	(1,587,235)	(824,314)
Transfers due to loans, net of repayments	2,731	-	-	881	-	(8,363)	110	-	17,194	-
Transfers due to cost of insurance	(38,376)	(13,164)	(4,670)	(677,420)	(1,606,492)	(2,685,915)	(3,245)	(849)	(54,639)	(130,041)
Transfers due to contingent deferred sales charges	(102)	-	-	(41)	-	-	(20)	-	113	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	(45,773)	-	-	-	-	-	(6,874)	-	(10,855)	-
Transfers between Sub-Accounts and to/from Fixed Account	(80,998,507)	(9,372,797)	(79,889)	20,854,692	18,648,569	(3,528,040)	(6,436,932)	(1,329,162)	(946,439)	(980,349)

Net increase (decrease) in net assets resulting from capital transactions	(84,283,179)	(9,417,098)	(157,388)	11,313,040	41,078,390	28,718,737	(6,556,353)	(1,222,909)	(2,279,390)	4,782,137

Total increase (decrease)	(79,771,977)	(8,930,237)	491,579	21,654,831	64,295,718	65,606,367	(6,125,625)	(1,148,016)	964,726	7,579,188

NET ASSETS, at beginning of the year	79,771,977	8,930,237	2,790,513	101,065,583	231,276,991	354,087,519	6,125,625	1,148,016	23,062,270	18,493,513

NET ASSETS, at end of the year	$-	$-	$3,282,092	$122,720,414	$295,572,709	$419,693,886	$-	$-	$24,026,996	$26,072,701

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2012

	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account	MML Fundamental Growth Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account
	(Initial Class)	(Service Class)	(Class I)	(Service Class I)		(Initial Class)	(Service Class)			(Class I)

Investment income
Dividends	$4,813,511	$688,805	$949,240	$130,207	$3,293	$4,501,893	$125,859	$2,896	$838	$58,151

Expenses
Mortality and expense risk fees and administrative charges	2,876,812	475,761	871,576	109,739	2,131	2,616,613	86,976	1,287	751	62,517

Net investment income (loss)	1,936,699	213,044	77,664	20,468	1,162	1,885,280	38,883	1,609	87	(4,366)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(789,005)	1,045,099	703,511	254,511	4,605	(6,682,663)	198,984	913	971	(127,453)
Realized gain distribution	-	-	-	-	21,898	-	-	8,299	124	-

Realized gain (loss)	(789,005)	1,045,099	703,511	254,511	26,503	(6,682,663)	198,984	9,212	1,095	(127,453)

Change in net unrealized appreciation/depreciation of investments	33,027,135	3,661,062	7,210,538	653,392	8,339	38,327,986	772,249	(5,609)	3,397	1,315,270

Net gain (loss) on investments	32,238,130	4,706,161	7,914,049	907,903	34,842	31,645,323	971,233	3,603	4,492	1,187,817

Net increase (decrease) in net assets resulting from operations	34,174,829	4,919,205	7,991,713	928,371	36,004	33,530,603	1,010,116	5,212	4,579	1,183,451

Capital transactions:
Transfer of net premiums	2,243,548	5,841,879	1,385,259	3,222,086	72,545	1,792,388	608,198	60,152	91,485	127,222
Transfers due to death benefits	(1,223,158)	(185,647)	(664,489)	(180,334)	-	(942,586)	(18,390)	-	-	(9,738)
Transfers due to annuity benefit payments	(98,896)	-	(69,546)	-	-	(85,828)	-	-	-	(3,401)
Transfers due to withdrawal of funds	(20,950,822)	(887,248)	(4,825,287)	(151,063)	(8,033)	(16,254,225)	(166,929)	(6,279)	(320)	(735,670)
Transfers due to loans, net of repayments	(448)	-	338	-	-	(6,708)	-	-	-	-
Transfers due to cost of insurance	(837,138)	(216,006)	(20,397)	(49,818)	(60)	(841,011)	(27,313)	40	(42)	(16,242)
Transfers due to contingent deferred sales charges	(174)	-	(220)	-	-	(196)	-	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	(23,628)	-	(28,225)	-	-	(22,912)	-	-	-	(15,433)
Transfers between Sub-Accounts and to/from Fixed Account	(13,480,083)	(952,401)	(235,636)	227,705	408,796	(7,126,710)	(264,135)	338,036	134,592	(89,400)

Net increase (decrease) in net assets resulting from capital transactions	(34,370,799)	3,600,577	(4,458,203)	3,068,576	473,248	(23,487,788)	131,431	391,949	225,715	(742,662)

Total increase (decrease)	(195,970)	8,519,782	3,533,510	3,996,947	509,252	10,042,815	1,141,547	397,161	230,294	440,789

NET ASSETS, at beginning of the year	229,796,001	30,894,898	58,648,895	6,232,304	-	197,252,278	5,616,118	-	-	5,558,265

NET ASSETS, at end of the year	$229,600,031	$39,414,680	$62,182,405	$10,229,251	$509,252	$207,295,093	$6,757,665	$397,161	$230,294	$5,999,054

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2012

	MML Global Sub-Account	MML Global Sub-Account	MML Growth Sub-Account	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account
	(Service Class I)	(Class II)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)

Investment income
Dividends	$28,603	$32,024	$114,445	$1,080,425	$121,326	$7,079,213	$8,967,612	$655,720	$316,861	$97,325

Expenses
Mortality and expense risk fees and administrative charges	45,091	41,659	786,915	923,676	154,564	6,869,751	10,171,587	129,545	330,536	136,863

Net investment income (loss)	(16,488)	(9,635)	(672,470)	156,749	(33,238)	209,462	(1,203,975)	526,175	(13,675)	(39,538)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	127,795	(21,802)	1,857,504	(2,496,113)	362,232	4,209,239	14,967,094	37,952	(595,424)	293,274
Realized gain distribution	-	-	519,630	-	-	5,004,317	7,698,844	46,321	-	-

Realized gain (loss)	127,795	(21,802)	2,377,134	(2,496,113)	362,232	9,213,556	22,665,938	84,273	(595,424)	293,274

Change in net unrealized appreciation/depreciation of investments	481,535	659,055	6,328,582	17,102,300	1,477,110	54,192,635	73,648,745	736,270	3,625,489	683,658

Net gain (loss) on investments	609,330	637,253	8,705,716	14,606,187	1,839,342	63,406,191	96,314,683	820,543	3,030,065	976,932

Net increase (decrease) in net assets resulting from operations	592,842	627,618	8,033,246	14,762,936	1,806,104	63,615,653	95,110,708	1,346,718	3,016,390	937,394

Capital transactions:
Transfer of net premiums	920,988	77,736	12,289,520	870,273	1,308,143	6,659,421	24,810,458	2,833,691	441,653	1,851,560
Transfers due to death benefits	(15,941)	(19,419)	(166,371)	(877,121)	(31,187)	(1,112,637)	(1,535,396)	(186,951)	(149,820)	(54,496)
Transfers due to annuity benefit payments	-	-	-	(21,307)	-	-	-	-	(9,054)	-
Transfers due to withdrawal of funds	(137,280)	(230,670)	(2,138,794)	(10,822,301)	(192,965)	(23,489,077)	(24,556,880)	(713,383)	(3,358,960)	(314,625)
Transfers due to loans, net of repayments	-	(229)	(4,426)	3,928	-	(3,537)	-	(11,044)	(1,067)	-
Transfers due to cost of insurance	(16,229)	-	(292,733)	(157,361)	(31,030)	(4,232,825)	(4,934,391)	(2,774)	(43,179)	(25,040)
Transfers due to contingent deferred sales charges	-	(37)	-	236	-	-	-	-	(583)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	(17,075)	-	-	-	-	(34,443)	-
Transfers between Sub-Accounts and to/from Fixed Account	30,754	(117,898)	(1,267,882)	(5,014,541)	(555,334)	(7,336,649)	(7,135,545)	4,599,133	(497,492)	426,452

Net increase (decrease) in net assets resulting from capital transactions	782,292	(290,517)	8,419,314	(16,035,269)	497,627	(29,515,304)	(13,351,754)	6,518,672	(3,652,945)	1,883,851

Total increase (decrease)	1,375,134	337,101	16,452,560	(1,272,333)	2,303,731	34,100,349	81,758,954	7,865,390	(636,555)	2,821,245

NET ASSETS, at beginning of the year	2,329,571	2,961,168	48,190,657	86,270,822	10,086,318	498,767,098	745,395,511	5,936,058	29,282,329	8,465,086

NET ASSETS, at end of the year	$3,704,705	$3,298,269	$64,643,217	$84,998,489	$12,390,049	$532,867,447	$827,154,465	$13,801,448	$28,645,774	$11,286,331

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2012

	MML Inflation-Protected and Income Sub-Account	MML Inflation-Protected and Income Sub-Account	MML International Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Value Sub-Account	MML Large Cap Value Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account
	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Class II)

Investment income
Dividends	$8,457,769	$1,727,136	$471,959	$11,837	$—	$1,161,284	$108,476	$138,032	$33,695	$76,639

Expenses
Mortality and expense risk fees and administrative charges	3,396,539	808,056	475,936	204,871	18,817	2,105,696	290,272	41,392	8,554	14,844

Net investment income (loss)	5,061,230	919,080	(3,977)	(193,034)	(18,817)	(944,412)	(181,796)	96,640	25,141	61,795

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	5,423,187	1,032,205	684,797	419,262	47,645	274,535	796,730	(196,840)	543,551	(441,903)
Realized gain distribution	2,391,446	473,813	544,359	-	-	-	-	-	-	-

Realized gain (loss)	7,814,633	1,506,018	1,229,156	419,262	47,645	274,535	796,730	(196,840)	543,551	(441,903)

Change in net unrealized appreciation/depreciation of investments	1,689,459	297,464	3,952,562	2,435,077	141,004	19,030,146	1,542,188	1,237,496	(372,649)	719,189

Net gain (loss) on investments	9,504,092	1,803,482	5,181,718	2,854,339	188,649	19,304,681	2,338,918	1,040,656	170,902	277,286

Net increase (decrease) in net assets resulting from operations	14,565,322	2,722,562	5,177,741	2,661,305	169,832	18,360,269	2,157,122	1,137,296	196,043	339,081

Capital transactions:
Transfer of net premiums	2,855,461	15,519,269	3,520,637	173,622	136,605	1,543,443	3,290,475	22,600	22,591	16,377
Transfers due to death benefits	(2,084,483)	(334,454)	(184,224)	(43,631)	-	(797,370)	(80,620)	(24,791)	-	-
Transfers due to annuity benefit payments	(148,073)	-	-	(2,786)	-	(81,669)	-	(931)	-	-
Transfers due to withdrawal of funds	(26,519,826)	(1,940,311)	(1,177,848)	(2,616,597)	(49,190)	(13,667,528)	(537,705)	(391,451)	(15,542)	(147,177)
Transfers due to loans, net of repayments	443	-	(3,719)	(2,867)	-	(341)	-	-	-	1,976
Transfers due to cost of insurance	(920,902)	(166,415)	(180,333)	(31,411)	(4,166)	(680,637)	(127,505)	(11,461)	(3,076)	-
Transfers due to contingent deferred sales charges	(64)	-	-	(62)	-	(22)	-	-	-	(109)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(78,768)	-	-	(955)	-	(31,469)	-	(685)	-	-
Transfers between Sub-Accounts and to/from Fixed Account	22,615,745	2,609,394	(487,808)	(599,335)	9,537	(4,900,987)	(549,334)	(11,791,031)	(2,108,992)	(3,474,932)

Net increase (decrease) in net assets resulting from capital transactions	(4,280,467)	15,687,483	1,486,705	(3,124,022)	92,786	(18,616,580)	1,995,311	(12,197,750)	(2,105,019)	(3,603,865)

Total increase (decrease)	10,284,855	18,410,045	6,664,446	(462,717)	262,618	(256,311)	4,152,433	(11,060,454)	(1,908,976)	(3,264,784)

NET ASSETS, at beginning of the year	252,810,664	47,025,550	31,094,246	18,763,121	1,176,635	164,761,302	18,508,331	11,060,454	1,908,976	3,264,784

NET ASSETS, at end of the year	$263,095,519	$65,435,595	$37,758,692	$18,300,404	$1,439,253	$164,504,991	$22,660,764	$-	$-	$-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2012

	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)

Investment income
Dividends	$6,588,566	$3,135,347	$-	$-	$3,387,602	$218,645	$5,329,728	$12,161,972	$1,227	$17,068

Expenses
Mortality and expense risk fees and administrative charges	2,845,846	1,633,883	900,245	358,868	2,587,293	196,643	4,600,693	12,500,795	1,017,087	17,090

Net investment income (loss)	3,742,720	1,501,464	(900,245)	(358,868)	800,309	22,002	729,035	(338,823)	(1,015,860)	(22)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	2,876,871	569,858	2,881,190	1,069,373	430,320	580,257	3,472,608	6,565,559	(1,438)	408,848
Realized gain distribution	2,514,241	1,155,408	4,468,535	1,530,879	9,804,270	714,121	7,605,100	19,894,894	112	787,377

Realized gain (loss)	5,391,112	1,725,266	7,349,725	2,600,252	10,234,590	1,294,378	11,077,708	26,460,453	(1,326)	1,196,225

Change in net unrealized appreciation/depreciation of investments	1,078,475	1,159,777	2,942,397	580,888	18,504,370	671,730	27,792,610	68,563,592	98	(645,432)

Net gain (loss) on investments	6,469,587	2,885,043	10,292,122	3,181,140	28,738,960	1,966,108	38,870,318	95,024,045	(1,228)	550,793

Net increase (decrease) in net assets resulting from operations	10,212,307	4,386,507	9,391,877	2,822,272	29,539,269	1,988,110	39,599,353	94,685,222	(1,017,088)	550,771

Capital transactions:
Transfer of net premiums	3,265,744	37,747,029	1,181,216	4,812,581	1,950,650	2,746,773	4,427,799	217,517,363	3,711,659	63,430
Transfers due to death benefits	(2,139,779)	(533,744)	(319,261)	(252,015)	(995,107)	(109,847)	(1,100,186)	(3,939,755)	(942,052)	(988)
Transfers due to annuity benefit payments	(128,185)	-	(33,969)	-	(88,376)	-	-	-	(72,603)	(879)
Transfers due to withdrawal of funds	(24,581,331)	(4,128,895)	(8,406,037)	(848,004)	(19,350,898)	(339,191)	(21,590,606)	(28,287,491)	(22,479,950)	(121,394)
Transfers due to loans, net of repayments	6,560	-	(3,458)	-	10,591	-	(9,474)	-	3,381	63
Transfers due to cost of insurance	(670,173)	(572,540)	(137,822)	(110,324)	(730,135)	(72,180)	(2,652,331)	(6,418,854)	(139,744)	(792)
Transfers due to contingent deferred sales charges	(826)	(22)	(1,190)	-	(691)	-	(4)	-	636	(18)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(73,735)	-	(27,668)	-	(31,074)	-	-	-	14,449	(1,475)
Transfers between Sub-Accounts and to/from Fixed Account	18,306,968	8,227,909	(2,246,643)	(77,595)	(12,218,239)	(946,770)	15,768,717	6,528,601	96,314,194	(4,045,993)

Net increase (decrease) in net assets resulting from capital transactions	(6,014,757)	40,739,737	(9,994,832)	3,524,643	(31,453,279)	1,278,785	(5,156,085)	185,399,864	76,409,970	(4,108,046)

Total increase (decrease)	4,197,550	45,126,244	(602,955)	6,346,915	(1,914,010)	3,266,895	34,443,268	280,085,086	75,392,882	(3,557,275)

NET ASSETS, at beginning of the year	224,363,765	94,975,383	77,589,734	22,800,700	208,457,298	12,971,856	338,075,562	780,265,203	30,897,202	3,557,275

NET ASSETS, at end of the year	$228,561,315	$140,101,627	$76,986,779	$29,147,615	$206,543,288	$16,238,751	$372,518,830	$1,060,350,289	$106,290,084	$-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2012

	MML NASDAQ-100® Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/ Mid Cap Equity Sub-Account	MML Small/ Mid Cap Equity Sub-Account	MML Small/ Mid Cap Value Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)

Investment income
Dividends	$5,355	$254,678	$217,105	$31,543	$-	$-	$-	$-	$-	$1,104,615

Expenses
Mortality and expense risk fees and administrative charges	12,420	193,220	83,513	21,426	1,778,463	71,188	64,959	340,816	55,117	1,970,627

Net investment income (loss)	(7,065)	61,458	133,592	10,117	(1,778,463)	(71,188)	(64,959)	(340,816)	(55,117)	(866,012)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(101,122)	(20,579)	2,881,492	1,195,049	2,605,392	306,138	48,633	1,371,545	159,350	(3,149,542)
Realized gain distribution	554,744	304,455	198,080	42,586	14,489,524	595,062	150,977	464,572	60,464	-

Realized gain (loss)	453,622	283,876	3,079,572	1,237,635	17,094,916	901,200	199,610	1,836,117	219,814	(3,149,542)

Change in net unrealized appreciation/depreciation of investments	(87,341)	(179,437)	(1,430,949)	(901,354)	865,424	(238,109)	501,178	3,246,690	386,359	29,721,932

Net gain (loss) on investments	366,281	104,439	1,648,623	336,281	17,960,340	663,091	700,788	5,082,807	606,173	26,572,390

Net increase (decrease) in net assets resulting from operations	359,216	165,897	1,782,215	346,398	16,181,877	591,903	635,829	4,741,991	551,056	25,706,378

Capital transactions:
Transfer of net premiums	164,498	3,495,806	116,090	128,031	1,126,079	378,769	800,127	431,006	789,506	1,464,432
Transfers due to death benefits	-	(100,879)	(86,544)	-	(563,608)	(21,581)	(9,479)	(198,679)	-	(783,723)
Transfers due to annuity benefit payments	-	-	(2,143)	-	(57,610)	-	-	(7,773)	-	(77,982)
Transfers due to withdrawal of funds	(51,413)	(882,338)	(1,093,036)	(54,784)	(10,932,493)	(175,500)	(217,379)	(3,253,018)	(88,145)	(13,651,000)
Transfers due to loans, net of repayments	-	-	(202)	-	800	-	(1,351)	(1,406)	-	(10,193)
Transfers due to cost of insurance	(594)	(3,751)	(8,875)	(6,491)	(565,005)	(24,793)	(8,896)	(42,180)	(10,989)	(599,498)
Transfers due to contingent deferred sales charges	-	-	(73)	-	23	-	-	(550)	-	(51)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	976	-	(15,831)	-	-	(477)	-	(18,271)
Transfers between Sub-Accounts and to/from Fixed Account	(2,681,116)	3,636,999	(24,139,902)	(5,217,637)	(6,520,604)	(31,774)	1,024,253	911,754	213,118	(15,149,743)

Net increase (decrease) in net assets resulting from capital transactions	(2,568,625)	6,145,837	(25,213,709)	(5,150,881)	(17,528,249)	125,121	1,587,275	(2,161,323)	903,490	(28,826,029)

Total increase (decrease)	(2,209,409)	6,311,734	(23,431,494)	(4,804,483)	(1,346,372)	717,024	2,223,104	2,580,668	1,454,546	(3,119,651)

NET ASSETS, at beginning of the year	2,209,409	11,044,515	23,431,494	4,804,483	140,573,604	5,119,783	3,662,574	28,488,974	3,090,217	158,261,829

NET ASSETS, at end of the year	$-	$17,356,249	$-	$-	$139,227,232	$5,836,807	$5,885,678	$31,069,642	$4,544,763	$155,142,178

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2012

	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Securities Sub-Account
	(Service Class)			(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)
Investment income
Dividends	$41,422	$12,890	$30,199	$1,296	$212,081	$20,751	$1,580,993	$231,574	$400,473	$5,187,799

Expenses
Mortality and expense risk fees and administrative charges	105,309	97,578	16,703	1,569	170,198	73,430	3,015,649	62,705	289,014	2,943,479

Net investment income (loss)	(63,887)	(84,688)	13,496	(273)	41,883	(52,679)	(1,434,656)	168,869	111,459	2,244,320

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	443,297	(186,071)	5,652	7,439	(1,391,027)	239,732	4,743,862	(269,524)	636,785	(2,485,300)
Realized gain distribution	-	-	-	-	-	-	-	-	-	-

Realized gain (loss)	443,297	(186,071)	5,652	7,439	(1,391,027)	239,732	4,743,862	(269,524)	636,785	(2,485,300)

Change in net unrealized appreciation/depreciation of investments	882,244	1,259,064	37,697	5,826	2,944,526	360,440	26,329,085	503,874	3,043,222	44,740,125

Net gain (loss) on investments	1,325,541	1,072,993	43,349	13,265	1,553,499	600,172	31,072,947	234,350	3,680,007	42,254,825

Net increase (decrease) in net assets resulting from operations	1,261,654	988,305	56,845	12,992	1,595,382	547,493	29,638,291	403,219	3,791,466	44,499,145

Capital transactions:
Transfer of net premiums	834,579	696,426	1,611,952	-	19,410	1,187,355	2,105,132	-	4,092,238	2,514,350
Transfers due to death benefits	(62,401)	(10,943)	-	-	(365,002)	-	(1,275,098)	(34,408)	(73,603)	(1,226,790)
Transfers due to annuity benefit payments	-	-	-	-	(17,392)	-	(100,614)	-	-	(107,038)
Transfers due to withdrawal of funds	(166,988)	(357,145)	(135,711)	(8,860)	(2,237,072)	(239,418)	(21,142,846)	(454,991)	(648,088)	(22,441,755)
Transfers due to loans, net of repayments	-	-	-	-	1,495	-	(2,884)	-	-	12,495
Transfers due to cost of insurance	(36,508)	(15,796)	(595)	(295)	(16,837)	(18,704)	(880,008)	-	(89,279)	(702,471)
Transfers due to contingent deferred sales charges	-	-	-	-	(30)	-	333	(234)	-	(312)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	-	911	-	(19,872)	-	-	(33,417)
Transfers between Sub-Accounts and to/from Fixed Account	(185,217)	129,229	3,602,532	(39,147)	(39,750)	85,344	(8,467,474)	(191,927)	(946,769)	(12,196,395)

Net increase (decrease) in net assets resulting from capital transactions	383,465	441,771	5,078,178	(48,302)	(2,654,267)	1,014,577	(29,783,331)	(681,560)	2,334,499	(34,181,333)

Total increase (decrease)	1,645,119	1,430,076	5,135,023	(35,310)	(1,058,885)	1,562,070	(145,040)	(278,341)	6,125,965	10,317,812

NET ASSETS, at beginning of the year	7,068,316	6,454,925	-	146,613	15,570,118	4,351,356	238,226,629	4,919,717	18,050,478	235,697,514

NET ASSETS, at end of the year	$8,713,435	$7,885,001	$5,135,023	$111,303	$14,511,233	$5,913,426	$238,081,589	$4,641,376	$24,176,443	$246,015,326

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2012

	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Small- & Mid Cap Growth Sub-Account
	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)

Investment income
Dividends	$3,192,622	$19,466,942	$3,168	$1,937,617	$157,965	$719,891	$13,813	$349,265	$2,461	$-

Expenses
Mortality and expense risk fees and administrative charges	780,707	3,993,738	279	100,609	181,317	578,499	30,282	401,283	263,152	50,043

Net investment income (loss)	2,411,915	15,473,204	2,889	1,837,008	(23,352)	141,392	(16,469)	(52,018)	(260,691)	(50,043)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,065,837	2,964,671	1,778	(710,507)	533,485	(423,942)	73,231	900,936	-	144,678
Realized gain distribution	614,787	3,591,541	-	-	-	-	-	-	-	-

Realized gain (loss)	1,680,624	6,556,212	1,778	(710,507)	533,485	(423,942)	73,231	900,936	-	144,678

Change in net unrealized appreciation/depreciation of investments	2,116,235	14,787,119	(1,959)	206,818	2,006,000	9,760,620	200,666	4,403,000	-	333,066

Net gain (loss) on investments	3,796,859	21,343,331	(181)	(503,689)	2,539,485	9,336,678	273,897	5,303,936	-	477,744

Net increase (decrease) in net assets resulting from operations	6,208,774	36,816,535	2,708	1,333,319	2,516,133	9,478,070	257,428	5,251,918	(260,691)	427,701

Capital transactions:
Transfer of net premiums	5,257,293	3,433,932	-	39	2,133,588	690,535	868,856	386,357	247,997	810,295
Transfers due to death benefits	(279,873)	(2,373,821)	(9,978)	(73,921)	(139,008)	(196,995)	(32,852)	(383,972)	(437,493)	(36,951)
Transfers due to annuity benefit payments	-	(166,765)	-	(860)	-	(36,412)	-	(2,455)	(25,612)	-
Transfers due to withdrawal of funds	(1,696,780)	(33,174,157)	(44)	(1,490,400)	(325,312)	(5,125,162)	(58,078)	(3,855,756)	(4,955,849)	(142,626)
Transfers due to loans, net of repayments	-	(1,229)	-	(13)	-	(6,957)	-	3,758	3,031	-
Transfers due to cost of insurance	(252,754)	(1,059,011)	(20)	(13,487)	(55,253)	(144,155)	(3,433)	(53,251)	7,240	(7,303)
Transfers due to contingent deferred sales charges	-	(1,567)	-	(77)	-	(267)	-	(212)	212	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(81,304)	-	120	-	(13,941)	-	(2,246)	7,072	-
Transfers between Sub-Accounts and to/from Fixed Account	151,621	17,144,011	(23,752)	(11,802,563)	(518,149)	(3,464,516)	247,125	(325,473)	(1,397,147)	421,187

Net increase (decrease) in net assets resulting from capital transactions	3,179,507	(16,279,911)	(33,794)	(13,381,162)	1,095,866	(8,297,870)	1,021,618	(4,233,250)	(6,550,549)	1,044,602

Total increase (decrease)	9,388,281	20,536,624	(31,086)	(12,047,843)	3,611,999	1,180,200	1,279,046	1,018,668	(6,811,240)	1,472,303

NET ASSETS, at beginning of the year	52,354,122	307,689,482	31,086	12,047,843	11,897,861	48,807,635	1,526,335	35,062,322	26,861,799	2,750,759

NET ASSETS, at end of the year	$61,742,403	$328,226,106	$-	$-	$15,509,860	$49,987,835	$2,805,381	$36,080,990	$20,050,559	$4,223,062

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2012

	Oppenheimer Small- & Mid-Cap Growth Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account
	(Non-Service)

Investment income
Dividends	$-	$10,666	$20,736	$519,026

Expenses
Mortality and expense risk fees and administrative charges	1,958,726	3,612	3,575	273,415

Net investment income (loss)	(1,958,726)	7,054	17,161	245,611

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,493,923	163,918	4,211	(608,902)
Realized gain distribution	-	-	-	708,943

Realized gain (loss)	1,493,923	163,918	4,211	100,041

Change in net unrealized appreciation/depreciation of investments	22,451,954	(59,893)	25,467	442,882

Net gain (loss) on investments	23,945,877	104,025	29,678	542,923

Net increase (decrease) in net assets resulting from operations	21,987,151	111,079	46,839	788,534

Capital transactions:
Transfer of net premiums	1,386,430	2,100	6,122	1,347,746
Transfers due to death benefits	(758,560)	-	-	(49,732)
Transfers due to annuity benefit payments	(65,242)	-	-	(9,042)
Transfers due to withdrawal of funds	(12,271,951)	(35,174)	(26,658)	(2,100,162)
Transfers due to loans, net of repayments	7,828	35	-	809
Transfers due to cost of insurance	(599,521)	-	-	(55,366)
Transfers due to contingent deferred sales charges	(69)	(18)	(17)	(26)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(17,234)	-	-	(12,083)
Transfers between Sub-Accounts and to/from Fixed Account	(3,722,380)	(889,346)	(842,753)	431,502

Net increase (decrease) in net assets resulting from capital transactions	(16,040,699)	(922,403)	(863,306)	(446,354)

Total increase (decrease)	5,946,452	(811,324)	(816,467)	342,180

NET ASSETS, at beginning of the year	146,649,684	811,324	816,467	21,231,648

NET ASSETS, at end of the year	$152,596,136	$-	$-	$21,573,828

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2011

	Fidelity® VIP Contrafund ® Sub-Account	Fidelity® VIP Contrafund ® Sub-Account	ING Clarion Global Real Estate Sub-Account	Invesco V.I. Dividend Growth Sub-Account	Invesco V.I. Dividend Growth Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account	MML Aggressive Allocation Sub-Account
	(Initial Class)	(Service Class 2)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Initial Class)
Investment income
Dividends	$3,099,090	$324,739	$458,856	$6,500	$2,107	$-	$-	$13,257	$1,263	$383,857

Expenses
Mortality and expense risk fees and administrative charges	3,821,788	475,627	165,731	35,678	20,315	108,428	20,683	80,579	20,030	452,032

Net investment income (loss)	(722,698)	(150,888)	293,125	(29,178)	(18,208)	(108,428)	(20,683)	(67,322)	(18,767)	(68,175)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(10,815,918)	771,248	(142,881)	258,615	81,350	(136,103)	34,096	562,519	56,241	408,035
Realized gain distribution	-	-	-	-	-	-	-	-	-	-

Realized gain (loss)	(10,815,918)	771,248	(142,881)	258,615	81,350	(136,103)	34,096	562,519	56,241	408,035

Change in net unrealized appreciation/depreciation of investments	708,300	(2,241,034)	(1,007,276)	(329,442)	(116,241)	570,935	5,044	(888,275)	(156,809)	(1,480,395)

Net gain (loss) on investments	(10,107,618)	(1,469,786)	(1,150,157)	(70,827)	(34,891)	434,832	39,140	(325,756)	(100,568)	(1,072,360)

Net increase (decrease) in net assets resulting from operations	(10,830,316)	(1,620,674)	(857,032)	(100,005)	(53,099)	326,404	18,457	(393,078)	(119,335)	(1,140,535)

Capital transactions:
Transfer of net premiums	3,806,520	8,428,946	1,117,432	114,050	460,955	196,279	461,213	127,748	539,306	807,266
Transfers due to death benefits	(1,986,098)	(82,400)	(84,653)	(23,405)	-	(55,713)	-	(51,333)	-	-
Transfers due to annuity benefit payments	(114,406)	-	(5,085)	(698)	-	(6,584)	-	(670)	-	-
Transfers due to withdrawal of funds	(26,542,864)	(937,073)	(802,713)	(359,459)	(39,307)	(1,176,813)	(68,466)	(929,673)	(45,231)	(2,150,940)
Transfers due to loans, net of repayments	3,981	-	(1,139)	(962)	-	(1,656)	-	(1,627)	-	(731)
Transfers due to cost of insurance	(974,556)	(152,998)	(43,318)	(8,262)	(6,393)	(17,783)	(4,602)	(14,318)	(1,812)	(130,665)
Transfers due to contingent deferred sales charges	(1,711)	-	(21)	(45)	-	(364)	-	(163)	-	(5)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(3,790)	-	(1,005)	(366)	-	29	-	53	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(3,610,799)	1,962,834	290,144	(190,469)	(52,477)	(223,017)	155,363	(670,633)	46,266	(93,093)

Net increase (decrease) in net assets resulting from capital transactions	(29,423,723)	9,219,309	469,642	(469,616)	362,778	(1,285,622)	543,508	(1,540,616)	538,529	(1,568,168)

Total increase (decrease)	(40,254,039)	7,598,635	(387,390)	(569,621)	309,679	(959,218)	561,965	(1,933,694)	419,194	(2,708,703)

NET ASSETS, at beginning of the year	328,970,155	31,796,260	12,812,999	3,518,127	1,403,750	10,252,640	1,257,438	8,374,944	1,126,117	35,010,960

NET ASSETS, at end of the year	$288,716,116	$39,394,895	$12,425,609	$2,948,506	$1,713,429	$9,293,422	$1,819,403	$6,441,250	$1,545,311	$32,302,257

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2011

	MML Aggressive Allocation Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Babson Blend Sub-Account	MML Babson Blend Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML Capital Guardian Asset Allocation Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)

Investment income
Dividends	$261,800	$118,359	$7,074	$2,961,847	$5,634,912	$947,430	$202,649	$14,388	$-	$1,767,770

Expenses
Mortality and expense risk fees and administrative charges	340,546	95,451	7,395	1,496,460	3,136,752	528,791	149,636	440,541	118,035	961,739

Net investment income (loss)	(78,746)	22,908	(321)	1,465,387	2,498,160	418,639	53,013	(426,153)	(118,035)	806,031

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	955,099	(277,994)	13,552	1,705,308	5,781,847	554,816	569,063	964,493	751,293	(3,035,574)
Realized gain distribution	-	-	-	2,058,082	4,234,292	-	-	-	-	-

Realized gain (loss)	955,099	(277,994)	13,552	3,763,390	10,016,139	554,816	569,063	964,493	751,293	(3,035,574)

Change in net unrealized appreciation/depreciation of investments	(1,879,611)	395,610	(99)	(4,607,806)	(12,227,577)	671,114	(283,130)	(312,850)	(688,017)	2,793,657

Net gain (loss) on investments	(924,512)	117,616	13,453	(844,416)	(2,211,438)	1,225,930	285,933	651,643	63,276	(241,917)

Net increase (decrease) in net assets resulting from operations	(1,003,258)	140,524	13,132	620,971	286,722	1,644,569	338,946	225,490	(54,759)	564,114

Capital transactions:
Transfer of net premiums	6,684,832	142,190	127,522	1,469,791	42,485,789	527,597	2,931,969	406,425	1,823,667	1,379,657
Transfers due to death benefits	(12,929)	(55,444)	-	(1,119,600)	(1,246,679)	(486,931)	(23,742)	(183,494)	(1,700)	(851,059)
Transfers due to annuity benefit payments	-	(1,266)	-	-	-	(37,008)	-	(23,212)	-	(48,885)
Transfers due to withdrawal of funds	(531,067)	(862,404)	(6,347)	(7,438,391)	(9,898,144)	(5,553,456)	(249,230)	(4,943,803)	(179,494)	(11,167,703)
Transfers due to loans, net of repayments	-	(2,943)	-	(918)	-	10,053	-	3,173	-	(2,451)
Transfers due to cost of insurance	(84,260)	(11,968)	(1,564)	(760,223)	(1,499,495)	(63,036)	(30,508)	(88,141)	(36,588)	(172,139)
Transfers due to contingent deferred sales charges	-	(301)	-	(150)	-	(1,112)	-	(203)	-	(391)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(1,608)	-	-	-	5,056	-	(3,322)	-	(664)
Transfers between Sub-Accounts and to/from Fixed Account	1,082,271	(358,006)	131,869	1,784,637	315,326	965,639	(33,448)	(769,444)	297,071	(4,866,461)

Net increase (decrease) in net assets resulting from capital transactions	7,138,847	(1,151,750)	251,480	(6,064,854)	30,156,797	(4,633,198)	2,595,041	(5,602,021)	1,902,956	(15,730,096)

Total increase (decrease)	6,135,589	(1,011,226)	264,612	(5,443,883)	30,443,519	(2,988,629)	2,933,987	(5,376,531)	1,848,197	(15,165,982)

NET ASSETS, at beginning of the year	22,663,520	9,234,846	431,941	119,669,411	219,091,450	46,990,156	9,397,639	42,274,567	7,627,942	94,937,959

NET ASSETS, at end of the year	$28,799,109	$8,223,620	$696,553	$114,225,528	$249,534,969	$44,001,527	$12,331,626	$36,898,036	$9,476,139	$79,771,977

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2011

	MML Capital Guardian Asset Allocation Sub-Account	MML Baring China Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML American Funds® Core Allocation Sub-Account	MML Emerging Growth Sub-Account	MML Emerging Growth Sub-Account	MML Oppenheimer/ Loomis Sayles Equity Sub-Account	MML Oppenheimer/ Loomis Sayles Equity Sub-Account	MML T. Rowe Price Equity Income Sub-Account
	(Service Class)		(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)

Investment income
Dividends	$158,771	$-	$2,735,079	$5,605,373	$5,048,578	$-	$-	$381,915	$230,708	$3,966,345

Expenses
Mortality and expense risk fees and administrative charges	117,728	41,332	1,166,336	2,820,342	4,562,731	75,173	14,114	297,939	200,922	2,999,322

Net investment income (loss)	41,043	(41,332)	1,568,743	2,785,031	485,847	(75,173)	(14,114)	83,976	29,786	967,023

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	183,026	(70,461)	2,771,153	11,030,857	5,053,723	(10,203)	121,129	(942,421)	383,055	(2,703,747)
Realized gain distribution	-	104,843	4,832,711	10,641,810	1,247,342	-	-	-	-	-

Realized gain (loss)	183,026	34,382	7,603,864	21,672,667	6,301,065	(10,203)	121,129	(942,421)	383,055	(2,703,747)

Change in net unrealized appreciation/depreciation of investments	(205,471)	(661,352)	(7,970,705)	(22,411,053)	(11,965,161)	(364,520)	(178,746)	(323,166)	(1,232,279)	(2,827,585)

Net gain (loss) on investments	(22,445)	(626,970)	(366,841)	(738,386)	(5,664,096)	(374,723)	(57,617)	(1,265,587)	(849,224)	(5,531,332)

Net increase (decrease) in net assets resulting from operations	18,598	(668,302)	1,201,902	2,046,645	(5,178,249)	(449,896)	(71,731)	(1,181,611)	(819,438)	(4,564,309)

Capital transactions:
Transfer of net premiums	1,370,395	504,001	681,716	34,891,387	58,273,704	155,034	366,600	594,374	7,159,678	2,116,548
Transfers due to death benefits	(51,501)	(22,398)	(948,726)	(1,252,725)	(161,870)	(48,798)	-	(143,599)	(17,275)	(1,532,782)
Transfers due to annuity benefit payments	-	-	-	-	-	(3,202)	-	(29,734)	-	(85,976)
Transfers due to withdrawal of funds	(280,534)	(237,803)	(7,799,309)	(16,403,436)	(10,336,171)	(894,987)	(87,838)	(1,735,899)	(499,144)	(19,304,013)
Transfers due to loans, net of repayments	-	-	(3,046)	-	(1,345)	(740)	-	(12,394)	-	11,365
Transfers due to cost of insurance	(41,392)	(4,966)	(582,862)	(1,321,552)	(2,384,854)	(11,180)	(3,161)	(54,606)	(96,921)	(850,650)
Transfers due to contingent deferred sales charges	-	-	(144)	-	-	(77)	-	(215)	-	(266)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	-	-	(2,263)	-	2,077	-	7,607
Transfers between Sub-Accounts and to/from Fixed Account	(81,820)	292,790	16,832,804	16,828,462	(9,943,961)	(239,903)	(8,530)	44,024	1,296,951	(108,024)

Net increase (decrease) in net assets resulting from capital transactions	915,148	531,624	8,180,433	32,742,136	35,445,503	(1,046,116)	267,071	(1,335,972)	7,843,289	(19,746,191)

Total increase (decrease)	933,746	(136,678)	9,382,335	34,788,781	30,267,254	(1,496,012)	195,340	(2,517,583)	7,023,851	(24,310,500)

NET ASSETS, at beginning of the year	7,996,491	2,927,191	91,683,248	196,488,210	323,820,265	7,621,637	952,676	25,579,853	11,469,662	254,106,501

NET ASSETS, at end of the year	$8,930,237	$2,790,513	$101,065,583	$231,276,991	$354,087,519	$6,125,625	$1,148,016	$23,062,270	$18,493,513	$229,796,001

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2011

	MML T. Rowe Price Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Templeton Foreign Sub-Account	MML Templeton Foreign Sub-Account	MML MFS Global Sub-Account	MML MFS Global Sub-Account	MML MFS Global Sub-Account	MML American Funds® Growth Sub-Account	MML Growth & Income Sub-Account
	(Service Class)	(Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Class II)		(Initial Class)

Investment income
Dividends	$442,894	$971,365	$91,663	$4,044,200	$101,845	$57,591	$19,559	$32,997	$117,146	$1,044,043

Expenses
Mortality and expense risk fees and administrative charges	374,101	855,125	63,696	2,790,297	79,293	66,282	26,563	46,168	582,635	1,015,777

Net investment income (loss)	68,793	116,240	27,967	1,253,903	22,552	(8,691)	(7,004)	(13,171)	(465,489)	28,266

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	682,456	298,097	185,003	(2,890,119)	209,866	(197,353)	88,395	(116,515)	1,409,134	(4,375,959)
Realized gain distribution	-	-	-	-	-	-	-	-	857,210	-

Realized gain (loss)	682,456	298,097	185,003	(2,890,119)	209,866	(197,353)	88,395	(116,515)	2,266,344	(4,375,959)

Change in net unrealized appreciation/depreciation of investments	(1,467,814)	(198,436)	(218,198)	(21,025,200)	(918,888)	(74,910)	(199,985)	(38,530)	(4,655,581)	2,018,817

Net gain (loss) on investments	(785,358)	99,661	(33,195)	(23,915,319)	(709,022)	(272,263)	(111,590)	(155,045)	(2,389,237)	(2,357,142)

Net increase (decrease) in net assets resulting from operations	(716,565)	215,901	(5,228)	(22,661,416)	(686,470)	(280,954)	(118,594)	(168,216)	(2,854,726)	(2,328,876)

Capital transactions:
Transfer of net premiums	6,016,190	718,319	2,955,675	1,743,272	953,312	74,923	1,035,645	63,114	13,700,405	1,093,686
Transfers due to death benefits	(122,878)	(209,851)	-	(1,414,305)	-	(15,144)	(1,685)	(26,375)	(200,069)	(767,785)
Transfers due to annuity benefit payments	-	(43,332)	-	(75,666)	-	(1,443)	-	-	-	(21,805)
Transfers due to withdrawal of funds	(522,362)	(3,908,083)	(99,986)	(14,789,083)	(126,930)	(791,815)	(56,187)	(497,583)	(1,124,648)	(12,762,873)
Transfers due to loans, net of repayments	-	4,354	-	(3,450)	-	-	-	(3,270)	(1,531)	(539)
Transfers due to cost of insurance	(180,572)	(21,208)	(34,161)	(865,779)	(27,888)	(16,602)	(10,626)	-	(232,851)	(179,104)
Transfers due to contingent deferred sales charges	-	(348)	-	(269)	-	-	-	(365)	-	(392)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(38,084)	-	(351)	-	(291)	-	-	-	8,076
Transfers between Sub-Accounts and to/from Fixed Account	1,511,250	(314,435)	132,549	3,439,453	(354,448)	(82,845)	56,547	(249,502)	1,851,978	(5,212,738)

Net increase (decrease) in net assets resulting from capital transactions	6,701,628	(3,812,668)	2,954,077	(11,966,178)	444,046	(833,217)	1,023,694	(713,981)	13,993,284	(17,843,474)

Total increase (decrease)	5,985,063	(3,596,767)	2,948,849	(34,627,594)	(242,424)	(1,114,171)	905,100	(882,197)	11,138,558	(20,172,350)

NET ASSETS, at beginning of the year	24,909,835	62,245,662	3,283,455	231,879,872	5,858,542	6,672,436	1,424,471	3,843,365	37,052,099	106,443,172

NET ASSETS, at end of the year	$30,894,898	$58,648,895	$6,232,304	$197,252,278	$5,616,118	$5,558,265	$2,329,571	$2,961,168	$48,190,657	$86,270,822

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2011

	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML Babson High Yield Sub-Account	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML American Funds® International Sub-Account	MML Rainier Large Cap Growth Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)

Investment income
Dividends	$86,148	$9,244,221	$12,212,438	$293,438	$931,373	$222,620	$13,374,436	$1,777,551	$435,444	$46,412

Expenses
Mortality and expense risk fees and administrative charges	142,262	6,753,684	9,741,081	44,998	345,877	90,759	3,461,107	508,655	423,281	222,267

Net investment income (loss)	(56,114)	2,490,537	2,471,357	248,440	585,496	131,861	9,913,329	1,268,896	12,163	(175,855)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,202,019	1,958,945	15,608,880	13,682	(1,162,789)	156,660	6,051,651	707,790	753,032	211,271
Realized gain distribution	-	-	-	-	-	-	-	-	632,059	-

Realized gain (loss)	1,202,019	1,958,945	15,608,880	13,682	(1,162,789)	156,660	6,051,651	707,790	1,385,091	211,271

Change in net unrealized appreciation/depreciation of investments	(1,356,198)	(13,029,725)	(33,261,219)	(132,516)	1,945,698	(108,725)	15,152,027	2,045,634	(6,558,982)	(958,388)

Net gain (loss) on investments	(154,179)	(11,070,780)	(17,652,339)	(118,834)	782,909	47,935	21,203,678	2,753,424	(5,173,891)	(747,117)

Net increase (decrease) in net assets resulting from operations	(210,293)	(8,580,243)	(15,180,982)	129,606	1,368,405	179,796	31,117,007	4,022,320	(5,161,728)	(922,972)

Capital transactions:
Transfer of net premiums	481,363	5,254,959	37,114,482	2,105,925	372,658	2,043,277	2,658,183	11,532,825	5,167,297	198,411
Transfers due to death benefits	(16,086)	(2,093,550)	(1,454,105)	(6,864)	(145,820)	(26,629)	(2,407,664)	(86,884)	(233,716)	(83,458)
Transfers due to annuity benefit payments	-	-	-	-	(10,732)	-	(121,958)	-	-	(2,911)
Transfers due to withdrawal of funds	(152,697)	(19,569,105)	(22,383,381)	(305,056)	(3,845,968)	(167,749)	(25,228,654)	(1,115,763)	(850,008)	(2,693,310)
Transfers due to loans, net of repayments	-	566	-	-	6,375	-	(6,671)	-	(4,942)	777
Transfers due to cost of insurance	(29,980)	(4,156,621)	(4,728,270)	(804)	(49,291)	(21,688)	(943,144)	(156,905)	(163,968)	(36,936)
Transfers due to contingent deferred sales charges	-	-	-	-	(875)	-	(76)	-	-	(136)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	-	(1,229)	-	(2,076)	-	-	266
Transfers between Sub-Accounts and to/from Fixed Account	(3,282,015)	4,717,211	(3,162,805)	2,480,614	(1,316,400)	2,506,576	(27,612,562)	1,267,198	1,530,536	(373,385)

Net increase (decrease) in net assets resulting from capital transactions	(2,999,415)	(15,846,540)	5,385,921	4,273,815	(4,991,282)	4,333,787	(53,664,622)	11,440,471	5,445,199	(2,990,682)

Total increase (decrease)	(3,209,708)	(24,426,783)	(9,795,061)	4,403,421	(3,622,877)	4,513,583	(22,547,615)	15,462,791	283,471	(3,913,654)

NET ASSETS, at beginning of the year	13,296,026	523,193,881	755,190,572	1,532,637	32,905,206	3,951,503	275,358,279	31,562,759	30,810,775	22,676,775

NET ASSETS, at end of the year	$10,086,318	$498,767,098	$745,395,511	$5,936,058	$29,282,329	$8,465,086	$252,810,664	$47,025,550	$31,094,246	$18,763,121

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2011

	MML Rainier Large Cap Growth Sub-Account	MML Davis Large Cap Value Sub-Account	MML Davis Large Cap Value Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Managed Bond Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Class II)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Investment income
Dividends	$1,629	$1,554,539	$127,051	$73,621	$9,214	$25,504	$8,596,099	$2,700,421	$-	$-

Expenses
Mortality and expense risk fees and administrative charges	17,308	2,224,361	237,613	138,415	23,968	48,206	2,923,545	1,015,166	971,568	273,696

Net investment income (loss)	(15,679)	(669,822)	(110,562)	(64,794)	(14,754)	(22,702)	5,672,554	1,685,255	(971,568)	(273,696)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	138,164	(70,739)	685,361	(1,145,443)	86,120	(324,718)	2,906,012	479,888	3,065,626	1,043,242
Realized gain distribution	-	-	-	-	-	-	4,591,171	1,234,441	-	-

Realized gain (loss)	138,164	(70,739)	685,361	(1,145,443)	86,120	(324,718)	7,497,183	1,714,329	3,065,626	1,043,242

Change in net unrealized appreciation/depreciation of investments	(202,667)	(8,145,913)	(1,495,085)	967,575	(110,721)	277,038	878,193	701,238	(3,671,728)	(1,497,684)

Net gain (loss) on investments	(64,503)	(8,216,652)	(809,724)	(177,868)	(24,601)	(47,680)	8,375,376	2,415,567	(606,102)	(454,442)

Net increase (decrease) in net assets resulting from operations	(80,182)	(8,886,474)	(920,286)	(242,662)	(39,355)	(70,382)	14,047,930	4,100,822	(1,577,670)	(728,138)

Capital transactions:
Transfer of net premiums	381,785	1,422,385	3,987,227	97,407	286,213	65,292	2,507,687	35,408,806	1,394,814	6,498,665
Transfers due to death benefits	(3,363)	(1,129,000)	(76,542)	(17,282)	(8,001)	(16,620)	(2,464,467)	(170,657)	(610,582)	(63,698)
Transfers due to annuity benefit payments	-	(73,389)	-	(3,169)	-	-	(132,598)	-	(30,988)	-
Transfers due to withdrawal of funds	(18,149)	(12,157,870)	(345,964)	(1,402,692)	(74,249)	(345,321)	(26,329,634)	(1,867,047)	(9,831,098)	(491,340)
Transfers due to loans, net of repayments	-	(7,484)	-	-	-	882	2,001	-	(10,808)	-
Transfers due to cost of insurance	(5,736)	(698,360)	(112,035)	(38,720)	(9,294)	-	(689,112)	(440,368)	(149,135)	(94,781)
Transfers due to contingent deferred sales charges	-	(506)	-	-	-	(427)	(849)	-	(1,750)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	41	-	121	-	-	2,486	-	(12,640)	-
Transfers between Sub-Accounts and to/from Fixed Account	138,906	1,540,643	(543,470)	(515,057)	(34,912)	(317,060)	(9,834,353)	(1,286,492)	(2,882,128)	437,335

Net increase (decrease) in net assets resulting from capital transactions	493,443	(11,103,540)	2,909,216	(1,879,392)	159,757	(613,254)	(36,938,839)	31,644,242	(12,134,315)	6,286,181

Total increase (decrease)	413,261	(19,990,014)	1,988,930	(2,122,054)	120,402	(683,636)	(22,890,909)	35,745,064	(13,711,985)	5,558,043

NET ASSETS, at beginning of the year	763,374	184,751,316	16,519,401	13,182,508	1,788,574	3,948,420	247,254,674	59,230,319	91,301,719	17,242,657

NET ASSETS, at end of the year	$1,176,635	$164,761,302	$18,508,331	$11,060,454	$1,908,976	$3,264,784	$224,363,765	$94,975,383	$77,589,734	$22,800,700

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2011

	MML American Century Mid Cap Value Sub-Account	MML American Century Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account	MML NASDAQ-100® Sub-Account	MML Babson Short-Duration Bond Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Index Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)		(Initial Class)	(Service Class)

Investment income
Dividends	$4,411,492	$223,550	$7,071,061	$13,812,163	$548	$9,352	$2,537	$118,232	$178,392	$24,703

Expenses
Mortality and expense risk fees and administrative charges	2,724,541	150,182	4,490,069	9,522,752	319,971	45,536	23,715	100,036	272,840	58,670

Net investment income (loss)	1,686,951	73,368	2,580,992	4,289,411	(319,423)	(36,184)	(21,178)	18,196	(94,448)	(33,967)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	625,415	416,585	3,740,078	7,854,972	(5,743)	187,154	195,304	12,930	(68,660)	319,912
Realized gain distribution	-	-	261,850	557,033	484	-	-	44,564	-	-

Realized gain (loss)	625,415	416,585	4,001,928	8,412,005	(5,259)	187,154	195,304	57,494	(68,660)	319,912

Change in net unrealized appreciation/depreciation of investments	(6,419,224)	(719,976)	(7,442,666)	(19,433,101)	4,819	(109,171)	(185,866)	53,744	24,720	(329,746)

Net gain (loss) on investments	(5,793,809)	(303,391)	(3,440,738)	(11,021,096)	(440)	77,983	9,438	111,238	(43,940)	(9,834)

Net increase (decrease) in net assets resulting from operations	(4,106,858)	(230,023)	(859,746)	(6,731,685)	(319,863)	41,799	(11,740)	129,434	(138,388)	(43,801)

Capital transactions:
Transfer of net premiums	1,925,453	3,553,748	3,238,061	199,267,480	5,649,006	122,133	698,402	3,594,213	335,998	873,805
Transfers due to death benefits	(1,774,606)	(23,385)	(2,838,606)	(2,032,618)	(151,338)	(20,456)	-	(73,849)	(85,085)	(7,664)
Transfers due to annuity benefit payments	(86,413)	-	-	-	(33,068)	(1,935)	-	-	(8,516)	-
Transfers due to withdrawal of funds	(18,292,588)	(289,882)	(18,053,735)	(26,683,396)	(17,652,618)	(339,580)	(25,472)	(1,712,335)	(2,975,473)	(102,388)
Transfers due to loans, net of repayments	7,834	-	(10,722)	-	6,007	(3,896)	-	-	(13,686)	-
Transfers due to cost of insurance	(750,627)	(59,575)	(2,566,096)	(5,004,132)	(25,051)	(2,640)	(2,794)	(3,227)	(41,955)	(19,245)
Transfers due to contingent deferred sales charges	(1,090)	-	-	-	-	(29)	-	-	(268)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	6,765	-	-	-	9,288	(528)	-	-	2,716	-
Transfers between Sub-Accounts and to/from Fixed Account	(1,372,407)	337,370	(523,211)	(1,189,693)	18,205,383	556,555	247,118	4,009,525	(1,546,288)	7,057

Net increase (decrease) in net assets resulting from capital transactions	(20,337,679)	3,518,276	(20,754,309)	164,357,641	6,007,609	309,624	917,254	5,814,327	(4,332,557)	751,565

Total increase (decrease)	(24,444,537)	3,288,253	(21,614,055)	157,625,956	5,687,746	351,423	905,514	5,943,761	(4,470,945)	707,764

NET ASSETS, at beginning of the year	232,901,835	9,683,603	359,689,617	622,639,247	25,209,456	3,205,852	1,303,895	5,100,754	27,902,439	4,096,719

NET ASSETS, at end of the year	$208,457,298	$12,971,856	$338,075,562	$780,265,203	$30,897,202	$3,557,275	$2,209,409	$11,044,515	$23,431,494	$4,804,483

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2011

	MML W&R/Wellington Small Cap Growth Equity Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	MML T. Rowe Price Small Company Value Sub-Account	MML Small/Mid Cap Equity Sub-Account	MML Small/Mid Cap Equity Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML Baring Strategic Emerging Markets Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Balanced Sub-Account
	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Service)	(Non-Service)

Investment income
Dividends	$-	$-	$-	$291,592	$22,970	$953,046	$30,232	$1,077	$3,702	$437,063

Expenses
Mortality and expense risk fees and administrative charges	1,882,908	63,874	42,304	346,277	41,680	2,065,458	90,902	93,640	2,418	197,334

Net investment income (loss)	(1,882,908)	(63,874)	(42,304)	(54,685)	(18,710)	(1,112,412)	(60,670)	(92,563)	1,284	239,729

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	4,604,155	385,239	33,056	1,167,762	144,935	(3,583,919)	548,598	393,336	11,152	(1,786,542)
Realized gain distribution	5,661,584	205,165	46,919	4,245,874	462,302	-	-	537,830	-	-

Realized gain (loss)	10,265,739	590,404	79,975	5,413,636	607,237	(3,583,919)	548,598	931,166	11,152	(1,786,542)

Change in net unrealized appreciation/depreciation of investments	(15,562,219)	(863,152)	(152,195)	(6,259,848)	(688,388)	(8,087,169)	(1,155,855)	(2,689,468)	(16,302)	1,549,090

Net gain (loss) on investments	(5,296,480)	(272,748)	(72,220)	(846,212)	(81,151)	(11,671,088)	(607,257)	(1,758,302)	(5,150)	(237,452)

Net increase (decrease) in net assets resulting from operations	(7,179,388)	(336,622)	(114,524)	(900,897)	(99,861)	(12,783,500)	(667,927)	(1,850,865)	(3,866)	2,277

Capital transactions:
Transfer of net premiums	1,181,913	836,466	1,089,175	530,870	676,610	1,498,789	1,093,614	1,235,857	-	-
Transfers due to death benefits	(873,951)	(77,706)	(7,447)	(80,484)	(19,660)	(1,286,145)	(83,355)	(29,072)	-	(161,888)
Transfers due to annuity benefit payments	(50,194)	-	-	(10,894)	-	(68,803)	-	-	-	(15,091)
Transfers due to withdrawal of funds	(9,635,903)	(147,177)	(108,057)	(3,753,549)	(65,300)	(11,357,879)	(179,092)	(245,960)	(32,380)	(2,532,449)
Transfers due to loans, net of repayments	(3,368)	-	(335)	(2,531)	-	(3,063)	-	-	-	(6,044)
Transfers due to cost of insurance	(581,092)	(23,204)	(5,296)	(45,516)	(10,415)	(610,621)	(35,138)	(16,349)	(701)	(22,688)
Transfers due to contingent deferred sales charges	(229)	-	-	(675)	-	(69)	-	-	-	(443)
Transfers due to net charge (credit) to annuitant mortality fluctuation	1,529	-	-	294	-	(2,196)	-	-	-	423
Transfers between Sub-Accounts and to/from Fixed Account	2,130,997	427,908	458,802	(1,177,462)	3,331	7,952,432	555,163	255,203	276	(1,387,027)

Net increase (decrease) in net assets resulting from capital transactions	(7,830,298)	1,016,287	1,426,842	(4,539,947)	584,566	(3,877,555)	1,351,192	1,199,679	(32,805)	(4,125,207)

Total increase (decrease)	(15,009,686)	679,665	1,312,318	(5,440,844)	484,705	(16,661,055)	683,265	(651,186)	(36,671)	(4,122,930)

NET ASSETS, at beginning of the year	155,583,290	4,440,118	2,350,256	33,929,818	2,605,512	174,922,884	6,385,051	7,106,111	183,284	19,693,048

NET ASSETS, at end of the year	$140,573,604	$5,119,783	$3,662,574	$28,488,974	$3,090,217	$158,261,829	$7,068,316	$6,454,925	$146,613	$15,570,118

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2011

	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account
	(Service)	(Non-Service)		(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)
Investment income
Dividends	$4,590	$951,364	$314,702	$153,804	$3,484,716	$1,350,574	$11,257,068	$2,967	$1,328,537	$78,843

Expenses
Mortality and expense risk fees and administrative charges	58,941	3,194,484	67,396	222,665	3,215,642	689,443	4,179,767	551	143,807	152,061

Net investment income (loss)	(54,351)	(2,243,120)	247,306	(68,861)	269,074	661,131	7,077,301	2,416	1,184,730	(73,218)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	290,954	3,168,773	(424,004)	558,443	8,811	947,779	3,616,431	1,350	(5,808,569)	254,321
Realized gain distribution	-	-	-	-	-	587,639	4,327,396	-	-	-

Realized gain (loss)	290,954	3,168,773	(424,004)	558,443	8,811	1,535,418	7,943,827	1,350	(5,808,569)	254,321

Change in net unrealized appreciation/depreciation of investments	(358,225)	(6,353,342)	519,836	(2,306,076)	(23,375,779)	(2,699,492)	(15,781,216)	(5,059)	4,255,915	(1,324,840)

Net gain (loss) on investments	(67,271)	(3,184,569)	95,832	(1,747,633)	(23,366,968)	(1,164,074)	(7,837,389)	(3,709)	(1,552,654)	(1,070,519)

Net increase (decrease) in net assets resulting from operations	(121,622)	(5,427,689)	343,138	(1,816,494)	(23,097,894)	(502,943)	(760,088)	(1,293)	(367,924)	(1,143,737)

Capital transactions:
Transfer of net premiums	803,709	2,120,954	-	5,908,825	3,071,866	7,720,544	3,249,341	-	1,755	2,082,511
Transfers due to death benefits	(33,089)	(1,815,310)	(14,445)	(29,210)	(1,679,886)	(353,864)	(2,745,351)	-	(135,317)	(9,547)
Transfers due to annuity benefit payments	-	(97,592)	-	-	(107,482)	-	(155,495)	-	(1,047)	-
Transfers due to withdrawal of funds	(182,950)	(20,631,537)	(640,973)	(464,817)	(24,469,953)	(1,208,187)	(31,978,604)	(1,400)	(1,748,624)	(253,811)
Transfers due to loans, net of repayments	-	(2,747)	-	-	5,719	-	(6,811)	-	(1,228)	-
Transfers due to cost of insurance	(17,750)	(909,999)	-	(75,104)	(741,768)	(248,260)	(1,076,131)	(38)	(19,853)	(50,875)
Transfers due to contingent deferred sales charges	-	(699)	(298)	-	(1,231)	-	(1,990)	-	(101)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	9,075	-	-	9,861	-	(1,685)	-	146	-
Transfers between Sub-Accounts and to/from Fixed Account	(222,200)	(5,766,880)	(157,612)	901,894	(2,299,180)	(138,526)	(13,052,646)	1	(710,266)	541,821

Net increase (decrease) in net assets resulting from capital transactions	347,720	(27,094,735)	(813,328)	6,241,588	(26,212,054)	5,771,707	(45,769,372)	(1,437)	(2,614,535)	2,310,099

Total increase (decrease)	226,098	(32,522,424)	(470,190)	4,425,094	(49,309,948)	5,268,764	(46,529,460)	(2,730)	(2,982,459)	1,166,362

NET ASSETS, at beginning of the year	4,125,258	270,749,053	5,389,907	13,625,384	285,007,462	47,085,358	354,218,942	33,816	15,030,302	10,731,499

NET ASSETS, at end of the year	$4,351,356	$238,226,629	$4,919,717	$18,050,478	$235,697,514	$52,354,122	$307,689,482	$31,086	$12,047,843	$11,897,861

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2011

	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Small- & Mid-Cap Growth Sub-Account	Oppenheimer Small- & Mid-Cap Growth Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account
	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)
Investment income
Dividends	$566,996	$5,772	$334,865	$3,112	$-	$-	$6,606	$25,577	$3,185,888

Expenses
Mortality and expense risk fees and administrative charges	648,753	16,218	413,733	329,579	30,643	2,042,636	11,096	12,012	281,191

Net investment income (loss)	(81,757)	(10,446)	(78,868)	(326,467)	(30,643)	(2,042,636)	(4,490)	13,565	2,904,697

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	716,240	58,570	598,662	-	258,736	283,105	17,569	(11,009)	(1,540,581)
Realized gain distribution	-	-	-	-	-	-	-	-	-

Realized gain (loss)	716,240	58,570	598,662	-	258,736	283,105	17,569	(11,009)	(1,540,581)

Change in net unrealized appreciation/depreciation of investments	(4,997,661)	(68,580)	(963,447)	-	(311,511)	4,067,763	(24,647)	(8,908)	(3,379,126)

Net gain (loss) on investments	(4,281,421)	(10,010)	(364,785)	-	(52,775)	4,350,868	(7,078)	(19,917)	(4,919,707)

Net increase (decrease) in net assets resulting from operations	(4,363,178)	(20,456)	(443,653)	(326,467)	(83,418)	2,308,232	(11,568)	(6,352)	(2,015,010)

Capital transactions:
Transfer of net premiums	778,900	508,107	578,532	491,026	1,063,744	1,440,539	9,019	17,094	3,173,595
Transfers due to death benefits	(285,152)	-	(481,742)	(272,695)	-	(1,087,753)	(4,993)	(3,162)	(113,448)
Transfers due to annuity benefit payments	(31,869)	-	(1,635)	(27,054)	-	(56,510)	-	-	(5,710)
Transfers due to withdrawal of funds	(5,100,803)	(30,275)	(5,450,776)	(10,185,235)	(112,639)	(10,967,316)	(38,472)	(139,933)	(2,061,843)
Transfers due to loans, net of repayments	3,820	-	(1,775)	15,540	-	3,440	123	478	49,456
Transfers due to cost of insurance	(150,013)	(2,718)	(58,687)	(2,599)	(5,925)	(615,196)	-	-	(62,621)
Transfers due to contingent deferred sales charges	(625)	-	(905)	(1,524)	-	(451)	(65)	(55)	(29)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(11,589)	-	661	7,495	-	3,860	-	-	(4,871)
Transfers between Sub-Accounts and to/from Fixed Account	(2,553,360)	108,680	(1,264,923)	4,906,326	199,157	(10,697,316)	(24,221)	16,743	143,037

Net increase (decrease) in net assets resulting from capital transactions	(7,350,691)	583,794	(6,681,250)	(5,068,720)	1,144,337	(21,976,703)	(58,609)	(108,835)	1,117,566

Total increase (decrease)	(11,713,869)	563,338	(7,124,903)	(5,395,187)	1,060,919	(19,668,471)	(70,177)	(115,187)	(897,444)

NET ASSETS, at beginning of the year	60,521,504	962,997	42,187,225	32,256,986	1,689,840	166,318,155	881,501	931,654	22,129,092

NET ASSETS, at end of the year	$48,807,635	$1,526,335	$35,062,322	$26,861,799	$2,750,759	$146,649,684	$811,324	$816,467	$21,231,648

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

Notes To Financial Statements

1.	ORGANIZATION

Massachusetts Mutual Variable Annuity Separate Account 4 (“the Separate Account”) is a separate investment account of Massachusetts Mutual Life Insurance Company (“MassMutual”) established on July 9, 1998. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

MassMutual maintains eight segments within the Separate Account, they are: Panorama Premier, Panorama Passage®, MassMutual Artistry, MassMutual Transitions®, MassMutual EvolutionSM, MassMutual RetireEase SelectSM, MassMutual Transitions SelectSM and MassMutual Equity EdgeSM. Five of the eight segments within the Separate Account: Panorama Passage®, MassMutual EvolutionSM, MassMutual RetireEase SelectSM, MassMutual Transitions SelectSM and MassMutual EquityEdgeSM have multiple Tiers. The unit values of these tiers differ based on the associated expense ratios.

The assets and liabilities of the Separate Account are clearly identified and distinguished from MassMutual’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other MassMutual business.

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

As of December 31, 2012, the Separate Account consists of fifty-two sub-accounts which invest in the following mutual funds. All of the funds may not be available to all of the eight segments of the Separate Account:

Sub-Accounts	The sub-account listed in the first column invests in the fund in this column

Fidelity® VIP Contrafund® Sub-Account (Initial Class and Service Class 2)	Fidelity® VIP Contrafund® Portfolio [1] (Initial Class and Service Class 2)

ING Clarion Global Real Estate Sub-Account	ING Clarion Global Real Estate Portfolio [2]

Invesco V.I. Diversified Dividend Sub-Account (Series I and Series II)	Invesco V.I. Diversified Dividend Fund [3,10] (Series I and Series II)

Invesco V.I. Global Health Care Sub-Account (Series I and Series II)	Invesco V.I. Global Health Care Fund [3] (Series I and Series II)

Invesco V.I. Technology Sub-Account (Series I and Series II)	Invesco V.I. Technology Fund [3] (Series I and Series II)

Ivy Funds Asset Strategy Sub-Account	Ivy Funds Asset Strategy Portfolio [12]

MML Aggressive Allocation Sub-Account (Initial and Service Class Sub-Account)	MML Aggressive Allocation Fund [4] (Initial and Service Class)

MML Balanced Allocation Sub-Account (Initial and Service Class)	MML Balanced Allocation Fund [4] (Initial and Service Class)

MML Blend Sub-Account (formerly known as MML Babson Blend Sub-Account) (Initial and Service Class)	MML Blend Fund [5] (Initial and Service Class)

MML Blue Chip Growth Sub-Account (formerly known as MML T. Rowe Price Blue Chip Growth Sub-Account) (Initial and Service Class)	MML Blue Chip Growth Fund [4] (Initial and Service Class)

MML China Sub-Account (formerly known as MML Baring China Sub-Account)	MML China Fund [5]

MML Conservative Allocation Sub-Account (Initial and Service Class)	MML Conservative Allocation Fund [4] (Initial and Service Class)

MML Core Allocation Sub-Account (formerly known as MML American® Funds Core Allocation Sub-Account)	MML American Funds® Core Allocation [4]

MML Equity Sub-Account (formerly known as MML Oppenheimer/Loomis Sayles Equity Sub-Account) (Initial and Service Class)	MML Equity Fund [5] (Initial and Service Class)

Notes To Financial Statements (Continued)

Sub-Accounts	The sub-account listed in the first column invests in the fund in this column

MML Equity Income Sub-Account (formerly known as MML T. Rowe Price Equity Income Sub-Account) (Initial and Service Class)	MML Equity Income Fund [4] (Initial and Service Class)

MML Equity Index Sub-Account (Class I and Service Class I)	MML Equity Index Fund [4] (Class I and Service Class I)

MML Focused Equity Sub-Account	MML Focused Equity Fund [4], 14

MML Foreign Sub-Account (formerly known as MML Templeton Foreign Sub-Account) (Initial and Service Class)	MML Foreign Fund [4] (Initial and Service Class)

MML Fundamental Growth Sub-Account	MML Fundamental Growth Fund [4] , 14

MML Fundamental Value Sub-Account	MML Fundamental Value Fund [4] , 14

MML Global Sub-Account (formerly known as MML MFS Global Sub-Account) (Class I, II, Service Class I)	MML Global Fund [4] (Class I, II, Service Class I)

MML Growth Sub-Account (formerly known as MML American® Funds Growth Sub-Account)	MML American Funds® Growth Fund [4]

MML Growth & Income Sub-Account (Initial and Service Class)	MML Growth & Income Fund [4] (Initial and Service Class)

MML Growth Allocation Sub-Account (Initial and Service Class)	MML Growth Allocation Fund [4] (Initial and Service Class)

MML High Yield Sub-Account (formerly known as MML Babson High Yield Sub-Account)	MML High Yield Fund [5]

MML Income & Growth Sub-Account (Initial and Service Class)	MML Income & Growth Fund [4] (Initial and Service Class)

MML Inflation-Protected and Income Sub-Account (formerly known as MML Babson Inflation-Protected and Income Sub-Account) (Initial and Service Class)	MML Inflation-Protected and Income Fund [5] (Initial and Service Class)

MML International Sub-Account (formerly known as MML American® Funds International Sub-Account)	MML American Funds® International Fund [4]

MML Large Cap Growth Sub-Account (formerly known as MML Rainier Large Cap Growth Sub-Account) (Initial and Service Class)	MML Large Cap Growth Fund [4] (Initial and Service Class)

MML Large Cap Value Sub-Account (formerly known as MML Davis Large Cap Value Sub-Account) (Initial and Service Class)	MML Large Cap Value Fund [4] (Initial and Service Class)

MML Managed Bond Sub-Account (formerly known as MML Babson Managed Bond Sub-Account) (Initial and Service Class)	MML Managed Bond Fund [5] (Initial and Service Class)

MML Mid Cap Growth Sub-Account (formerly known as MML T. Rowe Price Mid Cap Growth Sub-Account) (Initial and Service Class)	MML Mid Cap Growth Fund [4] (Initial and Service Class)

MML Mid Cap Value Sub-Account (formerly known as MML American Century Mid Cap Value Sub-Account) (Initial and Service Class)	MML Mid Cap Value Fund [4] (Initial and Service Class)

MML Moderate Allocation Sub-Account (Initial and Service Class)	MML Moderate Allocation Fund [4] (Initial and Service Class)

MML Money Market Sub-Account	MML Money Market Fund [5], 13

MML Short-Duration Bond Sub-Account (formerly known as MML Babson Short-Duration Bond Sub-Account)	MML Short-Duration Bond Fund [5]

Notes To Financial Statements (Continued)

Sub-Accounts	The sub-account listed in the first column invests in the fund in this column

MML Small Cap Growth Equity Sub-Account (formerly known as MML W&R/Wellington Small Cap Growth Equity Sub-Account) (Initial and Service Class)	MML Small Cap Growth Equity Fund [4] (Initial and Service Class)

MML Small Company Value Sub-Account (formerly known as MML T. Rowe Price Small Company Value Sub-Account)	MML Small Company Value Fund [4]

MML Small/Mid Cap Equity Sub-Account (formerly known as MML Oppenheimer Small/Mid Cap Equity Sub-Account) (Initial and Service Class)	MML Small/Mid Cap Equity Fund [5] (Initial and Service Class)

MML Small/Mid Cap Value Sub-Account (formerly known as MML AllianceBernstein Small/Mid Cap Value Sub-Account) (Initial and Service Class)	MML Small/Mid Cap Value Fund [4] (Initial and Service Class)

MML Strategic Emerging Markets Sub-Account (formerly known as MML Baring Strategic Emerging Markets Sub-Account)	MML Strategic Emerging Markets Fund [5]

MML Total Return	MML Total Return Fund [4], 14

Oppenheimer Balanced Sub-Account (Service and Non-Service)	Oppenheimer Balanced Fund/VA [6,8] (Service and Non-Service)

Oppenheimer Capital Appreciation Sub-Account (Service and Non-Service)	Oppenheimer Capital Appreciation Fund/VA [6] (Service and Non-Service)

Oppenheimer Core Bond Sub-Account	Oppenheimer Core Bond Fund/VA [6]

Oppenheimer Global Securities Sub-Account (Service and Non-Service)	Oppenheimer Global Securities Fund/VA [6] (Service and Non-Service)

Oppenheimer Global Strategic Income Sub-Account (Service and Non-Service)	Oppenheimer Global Strategic Income Fund/VA [6,11] (Service and Non-Service)

Oppenheimer International Growth Sub-Account (Service and Non-Service)	Oppenheimer International Growth Fund/VA [6] (Service and Non-Service)

Oppenheimer Main Street Sub-Account (Service and Non-Service)	Oppenheimer Main Street Fund®/VA [6,9] (Service and Non-Service)

Oppenheimer Money Sub-Account	Oppenheimer Money Fund/VA 6

Oppenheimer Small- & Mid-Cap Growth Sub-Account (Service and Non-Service)	Oppenheimer Small- & Mid-Cap Growth Fund/VA [6] (Service and Non-Service)

PIMCO CommodityRealReturn® Strategy Sub-Account	PIMCO CommodityRealReturn® Strategy Portfolio [7]

In addition to the fifty-two sub-accounts, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”), which is part of MassMutual’s general investment account. Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the FIA is not registered as an investment company under the 1940 Act.

[1]	Fidelity® Management & Research Company is the investment adviser to this Portfolio.
[2]	ING Investments, LLC is the investment adviser to this Portfolio.
[3]	Invesco Advisers, Inc. is the investment adviser to the listed Funds.
[4]	MassMutual is the investment adviser to the listed MML Trust Funds pursuant to an investment management agreement.
[5]	MassMutual is the investment adviser to the listed MML II Trust Funds pursuant to an investment management agreement.
[6]	OppenheimerFunds, Inc., a wholly owned subsidiary of MassMutual, serves as the investment adviser to the listed Funds/Portfolios.
[7]	Pacific Investment Management Company LLC is the investment adviser to this Portfolio.
[8]	Effective April 27, 2012, Panorama Total Return Portfolio merged into Oppenheimer Balanced Fund/VA.
[9]	Effective April 27, 2012, Panorama Growth Portfolio merged into Oppenheimer Main Street Fund®/VA.
[10]	Prior to April 27, 2012, Invesco V.I. Diversified Fund was formerly known as Invesco V.I. Dividend Growth Fund.
[11]	Effective October 26, 2012, Oppenheimer High Income Fund/VA merged into Oppenheimer Global Strategic Income Fund/VA.
[12]	Waddell & Reed Investment Management Company serves as Investment Advisor to this portfolio.
[13]

Effective April 27, 2012, the MML Asset Allocation Fund, MML Concentrated Growth Fund, MML Emerging Growth Fund, MML Enhanced Index Core Equity Fund, MML Small Cap Index Fund and MML NASDAQ-100 Fund were liquidated, and proceeds were invested in MML Money Market Fund.

[14]	Effective May 1, 2012 this fund became available as an investment option in the Separate Account.

Notes To Financial Statements (Continued)

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A.	Investment Valuation

Investments in the investment sub-accounts are valued at the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date, and they are generally reinvested in the underlying investment sub-accounts.

C.	Federal Income Taxes

MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Loans

If the certificate is a tax-sheltered annuity (“TSA”), the participants may be able to take a loan under their certificate. All such loans must conform to the requirements of the Internal Revenue Code. There are limitations on the amount of the loan the participants can take, and there is a required loan repayment schedule. When a loan is made, the Separate Account transfers the amount of the loan to MassMutual, thereby decreasing both the investments and net assets of the Separate Account by an equal amount. The contract owner is charged interest on the outstanding loan amount based on the interest rate then in effect.

G.	Annuitant Mortality Fluctuation

The Separate Account maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from MassMutual are then made quarterly to adjust the Separate Account. Net transfers from the Separate Account to MassMutual totaled $748,294 for the year ended December 31, 2012. Net transfers from the Separate Account to MassMutual totaled $10,104 for the year ended December 31, 2011. The reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by MassMutual. The reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

H.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB table, except for the MassMutual RetireEase Select SM Segment which uses the Annuity 2000 table.

I.	Fair Value Measurements

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments in this ASU result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. Some of the amendments in this ASU clarify the FASB’s intent about the application of

Notes To Financial Statements (Continued)

existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements. Among other clarifications, this ASU clarifies how premium and discounts (including blockage factors) are considered when measuring fair value and that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets as financial assets and liabilities do not have alternative uses. The ASU permits an exception to fair value measurement principles for financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position. Additionally, the ASU requires additional quantitative and qualitative disclosures surrounding Level 3 measurements. This ASU was effective January 1, 2012. Adoption of this standard did not have a significant impact on the Separate Account.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The net assets of the Separate Account are measured at fair value. All the net assets are categorized as Level 1 as of December 31, 2012. There have been no transfers between levels for the year ended December 31, 2012.

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

The contracts currently being offered are sold by both registered representatives of MML Investors Services, LLC (“MMLIS”), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors, LLC (“MML Distributors”), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual and the Separate Account, MMLIS serves as principal underwriter of the contracts sold by its registered representatives and MML Distributors serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

Both MMLIS and MML Distributors are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (the “FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MML Distributors to those broker-dealers. MMLIS and MML Distributors also receive compensation for their actions as principal underwriters of the contracts.

B.	Receivable from/Payable to MassMutual

Certain fees such as cost of insurance fees and mortality and expense risk fees are charges paid between the General Account and the Separate Account.

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	ING Clarion Global Real Estate Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account	Ivy Asset Strategy Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account

	(Initial Class)	(Service Class 2)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)		(Initial Class)	(Service Class)
Cost of purchases	$10,284,770	$9,530,014	$3,617,006	$2,339,183	$1,197,909	$1,006,613	$1,011,059	$1,191,910	$766,577	$138,397	$2,218,749	$4,751,820
Proceeds from sales	(48,070,736)	(3,144,863)	(2,711,184)	(754,181)	(493,266)	(1,896,547)	(285,030)	(1,442,830)	(495,277)	(50)	(4,811,841)	(3,360,388)

	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML China Sub-Account	MML Conservative Allocation Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Cost of purchases	$217,482	$52,887	$25,285,747	$60,638,237	$22,665,720	$9,391,347	$6,938,782	$5,554,249	$2,293,330	$419,465	$423,255	$30,725,942
Proceeds from sales	(8,993,062)	(793,730)	(16,360,608)	(18,299,241)	(8,659,438)	(1,245,867)	(7,509,349)	(2,007,414)	(84,949,998)	(9,677,273)	(559,195)	(15,439,639)

	MML Conservative Allocation Sub-Account	MML Core Allocation Sub-Account	MML Emerging Growth Sub-Account	MML Emerging Growth Sub-Account	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)	(Initial Class)
Cost of purchases	$73,322,758	$62,044,730	$50,890	$132,829	$1,864,856	$6,859,574	$7,519,283	$7,329,458	$3,095,002	$4,215,465	$579,721	$18,087,414
Proceeds from sales	(22,534,252)	(22,702,954)	(6,629,596)	(1,361,634)	(3,746,000)	(1,821,176)	(40,213,733)	(3,190,718)	(7,836,305)	(1,168,003)	(83,312)	(31,278,532)

	MML Foreign Sub-Account	MML Fundamental Growth Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Growth Sub-Account	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account
	(Service Class)	(Service Class I)	(Service Class I)	(Class I)	(Service Class I)	(Class II)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Cost of purchases	$1,243,958	$431,355	$251,434	$602,255	$1,418,490	$183,674	$13,757,930	$2,208,525	$1,575,412	$24,926,399	$34,939,784	$9,003,351
Proceeds from sales	(863,566)	(31,694)	(25,438)	(1,300,830)	(538,385)	(483,551)	(5,034,516)	(18,067,467)	(1,082,342)	(48,801,061)	(41,661,137)	(1,898,578)

	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account	MML Inflation-Protected and Income Sub-Account	MML Inflation-Protected and Income Sub-Account	MML International Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Value Sub-Account	MML Large Cap Value Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Class II)
Cost of purchases	$2,151,758	$2,809,934	$44,073,147	$23,121,883	$6,649,826	$561,489	$271,413	$4,637,410	$4,107,413	$161,876	$85,251	$109,321
Proceeds from sales	(5,848,065)	(1,002,395)	(43,057,929)	(6,461,138)	(3,895,969)	(3,874,813)	(206,269)	(25,526,806)	(2,432,327)	(12,263,552)	(2,162,891)	(3,651,328)

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account	MML NASDAQ-100® Sub-Account	MML Short-Duration Bond Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)

Cost of purchases	$33,662,498	$48,417,599	$8,227,566	$6,762,848	$15,180,041	$3,700,488	$38,387,643	$225,210,473	$153,764,328	$1,406,805	$1,518,872	$10,061,596
Proceeds from sales	(35,094,370)	(6,916,447)	(14,682,801)	(2,123,020)	(33,924,487)	(1,528,891)	(34,849,029)	(20,902,326)	(78,870,906)	(4,727,447)	(3,536,994)	(3,571,273)

	MML Small Cap Index Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Equity Sub-Account	MML Small/Mid Cap Equity Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Sub-Account	Oppenheimer Balanced Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)			(Service)
Cost of purchases	$826,668	$287,399	$18,227,837	$1,377,038	$2,436,146	$3,459,858	$1,493,305	$6,112,541	$1,453,226	$1,952,211	$5,436,070	$1,332
Proceeds from sales	(25,704,752)	(5,374,184)	(25,575,752)	(804,838)	(728,760)	(5,506,616)	(562,262)	(31,339,070)	(952,789)	(1,553,264)	(343,800)	(49,895)

	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account
	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)
Cost of purchases	$1,185,493	$1,560,077	$7,700,864	$240,603	$4,937,477	$14,254,422	$11,386,891	$55,403,567	$3,168	$1,992,192	$2,842,143	$2,952,643
Proceeds from sales	(3,802,208)	(651,353)	(43,997,946)	(752,994)	(1,793,625)	(39,931,689)	(5,107,062)	(51,533,296)	(34,084)	(13,538,062)	(1,396,397)	(10,565,947)

	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Small- & Mid-Cap Growth Sub-Account	Oppenheimer Small- & Mid-Cap Growth Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account
	(Service)	(Non-Service)		(Service)	(Non-Service)
Cost of purchases	$1,252,184	$2,742,204	$3,298,805	$1,511,977	$4,792,231	$26,885	$45,752	$4,986,993
Proceeds from sales	(243,590)	(6,849,337)	(10,340,936)	(527,608)	(27,379,190)	(942,297)	(891,967)	(4,813,863)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for the two years ended December 31, 2012 were as follows:

2012	Fidelity® VIP Contrafund ® Sub-Account	Fidelity® VIP Contrafund ® Sub-Account	ING Clarion Global Real Estate Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account	Ivy Asset Strategy Sub-Account	MML Aggressive Allocation Sub-Account
	(Initial Class)	(Service Class 2)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)		(Initial Class)

Units purchased	305,240	528,005	106,217	21,497	112,262	19,951	35,359	26,531	21,808	11,986	67,970
Units withdrawn	(1,774,918)	(111,670)	(84,504)	(81,425)	(9,734)	(75,444)	(7,489)	(77,071)	(4,007)	(123)	(231,006)
Units transferred between Sub-Accounts and to/from the Fixed Account	(619,468)	(7,040)	41,226	312,933	15,379	5,208	30,731	40,055	1,258	1,676	(63,420)

Net increase (decrease)	(2,089,146)	409,295	62,939	253,005	117,907	(50,285)	58,601	(10,485)	19,059	13,539	(226,456)

2012 (Continued)	MML Aggressive Allocation Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MM Blend Sub-Account	MM Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Asset Allocation Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Units purchased	350,328	3,043	1,669	109,925	3,917,773	58,347	305,903	58,079	226,710	25,131	12,475
Units withdrawn	(193,060)	(41,088)	(1,556)	(1,030,802)	(1,213,133)	(493,803)	(51,255)	(358,876)	(39,392)	(266,472)	(16,339)
Units transferred between Sub-Accounts and to/from the Fixed Account	(12,779)	(652,436)	(60,904)	1,392,364	430,929	1,396,834	337,998	307,824	82,943	(6,047,725)	(800,265)

Net increase (decrease)	144,489	(690,481)	(60,791)	471,487	3,135,569	961,378	592,646	7,027	270,261	(6,289,066)	(804,129)

2012 (Continued)	MML China Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Core Allocation Sub-Account	MML Emerging Growth Sub-Account	MML Emerging Growth Sub-Account	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account
		(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)

Units purchased	16,382	183,349	3,440,975	4,581,167	3,170	9,578	50,162	570,692	176,019	452,309	132,953
Units withdrawn	(23,007)	(1,002,610)	(1,475,008)	(1,613,680)	(13,543)	(856)	(162,139)	(84,158)	(1,730,294)	(100,064)	(493,314)
Units transferred between Sub-Accounts and to/from the Fixed Account	(5,658)	1,779,530	1,604,864	(322,230)	(633,848)	(117,952)	(82,528)	(79,900)	(1,052,138)	(72,714)	(20,772)

Net increase (decrease)	(12,282)	960,269	3,570,831	2,645,257	(644,221)	(109,230)	(194,505)	406,634	(2,606,413)	279,531	(381,133)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2012 (Continued)	MML Equity Index Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account	MML Fundamental Growth Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Growth Sub-Account	MML Growth & Income Sub-Account
	(Service Class I)		(Initial Class)	(Service Class)			(Class I)	(Service Class I)	(Class II)		(Initial Class)

Units purchased	250,668	7,454	160,947	49,269	6,274	9,058	16,501	85,405	11,022	1,098,770	71,008
Units withdrawn	(28,972)	(1,200)	(1,465,662)	(17,741)	(741)	(49)	(77,818)	(16,232)	(29,759)	(234,154)	(905,583)
Units transferred between Sub-Accounts and to/from the Fixed Account	19,460	43,053	(478,812)	(20,076)	35,535	13,508	(9,556)	6,325	(12,382)	(105,548)	(387,192)

Net increase (decrease)	241,156	49,307	(1,783,527)	11,452	41,068	22,517	(70,873)	75,498	(31,119)	759,068	(1,221,767)

2012 (Continued)	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account	MML Inflation-Protected and Income Sub-Account	MML Inflation-Protected and Income Sub-Account	MML International Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)
Units purchased	124,597	602,550	2,256,985	237,331	48,062	160,443	208,132	1,155,697	352,908	18,365	11,201
Units withdrawn	(24,590)	(2,622,428)	(2,831,983)	(75,587)	(288,552)	(34,109)	(2,154,369)	(181,692)	(156,084)	(229,184)	(4,456)
Units transferred between Sub-Accounts and to/from the Fixed Account	(54,121)	(662,056)	(640,690)	387,230	(31,162)	38,910	1,696,915	200,165	(31,715)	(48,688)	1,051

Net increase (decrease)	45,886	(2,681,934)	(1,215,688)	548,974	(271,652)	165,244	(249,322)	1,174,170	165,109	(259,507)	7,796

2012 (Continued)	MML Large Cap Value Sub-Account	MML Large Cap Value Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account
	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Class II)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	138,701	279,609	2,114	2,203	2,619	224,433	2,727,525	74,477	372,088	127,108	181,696
Units withdrawn	(1,259,982)	(63,765)	(40,467)	(1,860)	(17,003)	(1,885,960)	(377,779)	(480,264)	(92,480)	(1,314,234)	(34,492)
Units transferred between Sub-Accounts and to/from the Fixed Account	(431,152)	(45,012)	(1,098,299)	(204,804)	(396,914)	1,312,101	600,781	(109,106)	(4,858)	(796,201)	(63,437)

Net increase (decrease)	(1,552,433)	170,832	(1,136,652)	(204,461)	(411,298)	(349,426)	2,950,527	(514,893)	274,750	(1,983,327)	83,767

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2012 (Continued)	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASQAQ-100® Sub-Account	MML NASQAQ-100® Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account
	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Units purchased	388,434	19,444,292	387,591	5,990	9,771	334,270	7,269	8,593	78,635	24,629	50,231
Units withdrawn	(2,239,000)	(3,441,709)	(2,438,754)	(10,343)	(2,017)	(93,655)	(67,513)	(3,021)	(777,652)	(14,974)	(14,920)
Units transferred between Sub-Accounts and to/from the Fixed Account	1,394,893	578,396	9,917,360	(380,210)	(156,735)	345,117	(1,452,109)	(353,027)	(426,626)	(1,416)	66,757

Net increase (decrease)	(455,673)	16,580,979	7,866,197	(384,563)	(148,981)	585,732	(1,512,353)	(347,455)	(1,125,643)	8,239	102,068

2012 (Continued)	MML Small/Mid Cap Equity Sub-Account	MML Small/Mid Cap Equity Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)			(Service)	(Non-Service)	(Service)	(Non-Service)
Units purchased	31,233	59,991	115,640	66,280	59,929	156,289	-	2,410	101,826	184,007	-
Units withdrawn	(244,329)	(7,601)	(1,103,353)	(20,836)	(33,424)	(13,522)	(986)	(243,605)	(21,723)	(1,941,717)	(38,117)
Units transferred between Sub-Accounts and to/from the Fixed Account	67,026	15,778	(1,155,198)	(14,274)	13,520	350,449	(3,923)	(4,330)	7,282	(699,272)	(14,932)

Net increase (decrease)	(146,070)	68,168	(2,142,911)	31,170	40,025	493,216	(4,909)	(245,525)	87,385	(2,456,982)	(53,049)

2012 (Continued)	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account
	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)
Units purchased	271,354	178,704	358,086	224,910	-	72	127,277	47,292	67,996	33,453	22,997
Units withdrawn	(54,249)	(1,556,377)	(152,100)	(2,339,368)	(3,015)	(388,682)	(29,978)	(317,417)	(7,733)	(334,560)	(491,226)
Units transferred between Sub-Accounts and to/from the Fixed Account	(56,851)	(705,680)	11,808	1,075,539	(6,680)	(2,790,664)	(26,682)	(186,952)	20,088	(17,963)	(128,506)

Net increase (decrease)	160,254	(2,083,353)	217,794	(1,038,919)	(9,695)	(3,179,274)	70,617	(457,077)	80,351	(319,070)	(596,735)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2012 (Continued)	Oppenheimer Small- & Mid-Cap Growth Sub-Account	Oppenheimer Small- & Mid-Cap Growth Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account
	(Service)	(Non-Service)	(Non-Service)	(Non-Service)

Units purchased	63,111	138,000	195	623	129,941
Units withdrawn	(14,476)	(1,084,774)	(2,593)	(2,033)	(214,847)
Units transferred between Sub-Accounts and to/from the Fixed Account	33,127	(264,737)	(68,582)	(72,121)	40,290

Net increase (decrease)	81,762	(1,211,511)	(70,980)	(73,531)	(44,616)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

2011	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	ING Clarion Global Real Estate Sub-Account	Invesco V.I . Dividend Growth Sub-Account	Invesco V.I . Dividend Growth Sub-Account	Invesco V.I . Global Health Care Sub-Account	Invesco V.I . Global Health Care Sub-Account	Invesco V.I . Technology Sub-Account	Invesco V.I . Technology Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account

	(Initial Class)	(Service Class 2)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Initial Class)	(Service Class)	(Initial Class)
Units purchased	272,285	578,596	108,343	22,232	92,420	17,863	38,000	22,878	41,700	78,519	653,038	12,287
Units withdrawn	(1,888,195)	(78,800)	(89,005)	(67,155)	(8,670)	(94,952)	(5,776)	(110,000)	(3,291)	(225,131)	(63,006)	(79,352)
Units transferred between Sub- Accounts and to/from the Fixed Account	(196,101)	139,092	27,674	(33,130)	(11,929)	(16,286)	12,873	(76,136)	2,481	(15,063)	107,260	(30,209)

Net increase (decrease)	(1,812,011)	638,888	47,012	(78,053)	71,821	(93,375)	45,097	(163,258)	40,890	(161,675)	697,292	(97,274)

2011 (Continued)	MML Babson Enhanced Index Core Equity Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Babson Blend Sub-Account	MML Babson Blend Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Baring China Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)
Units purchased	11,908	135,665	4,026,427	44,991	232,198	31,830	146,798	121,597	125,163	38,614	62,149	3,213,978
Units withdrawn	(719)	(871,328)	(1,188,133)	(458,067)	(23,188)	(387,450)	(17,587)	(936,048)	(33,104)	(19,553)	(847,584)	(1,738,743)
Units transferred between Sub- Accounts and to/from the Fixed Account	11,584	172,550	34,391	82,621	(696)	(58,657)	25,989	(386,600)	(6,756)	22,459	1,524,080	1,569,624

Net increase (decrease)	22,773	(563,113)	2,872,685	(330,455)	208,314	(414,277)	155,200	(1,201,051)	85,303	41,520	738,645	3,044,859

2011 (Continued)	MML American Funds® Core Allocation Sub-Account	MML Emerging Growth Sub-Account	MML Emerging Growth Sub-Account	MML Oppenheimer/ Loomis Sayles Equity Sub-Account	MML Oppenheimer/ Loomis Sayles Equity Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Templeton Foreign Sub-Account	MML Templeton Foreign Sub-Account	MML MFS Global Sub-Account
		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Class I)
Units purchased	5,637,801	22,341	33,586	55,356	636,470	176,290	504,580	78,970	251,952	145,165	74,935	8,403
Units withdrawn	(1,242,849)	(96,051)	(7,059)	(176,214)	(54,785)	(1,749,502)	(68,691)	(396,443)	(12,012)	(1,331,564)	(12,427)	(83,398)
Units transferred between Sub- Accounts and to/from the Fixed Account	(944,825)	(20,997)	(88)	(531)	119,647	23,440	123,715	(30,499)	12,105	421,755	(23,854)	(7,205)

Net increase (decrease)	3,450,127	(94,707)	26,439	(121,389)	701,332	(1,549,772)	559,604	(347,972)	252,045	(764,644)	38,654	(82,200)

2011 (Continued)	MML MFS Global Sub-Account	MML MFS Global Sub-Account	MML American Funds® Growth Sub-Account	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML Babson High Yield Sub-Account	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Inflation-Protected and Income Sub-Account
	(Service Class I)	(Class II)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	105,340	8,632	1,296,152	93,064	50,220	496,425	3,544,206	193,759	36,738	191,474	213,140	924,571
Units withdrawn	(6,769)	(64,309)	(147,602)	(1,104,694)	(20,320)	(2,471,339)	(2,734,829)	(28,112)	(339,449)	(19,844)	(2,266,118)	(109,769)
Units transferred between Sub- Accounts and to/from the Fixed Account	7,765	(31,393)	178,240	(422,922)	(306,268)	453,632	(367,292)	226,182	(107,161)	220,969	(2,136,998)	104,415

Net increase (decrease)	106,336	(87,070)	1,326,790	(1,434,552)	(276,368)	(1,521,282)	442,085	391,829	(409,872)	392,599	(4,189,976)	919,217

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2011 (Continued)	MML American Funds® International Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Davis Large Cap Value Sub-Account	MML Davis Large Cap Value Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Managed Bond Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account

		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Class II)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	510,221	19,818	34,712	129,941	354,435	10,240	30,257	9,048	182,116	2,690,399	87,861	527,468
Units withdrawn	(123,576)	(257,205)	(2,480)	(1,205,832)	(47,379)	(145,897)	(9,597)	(43,903)	(2,111,272)	(188,927)	(550,602)	(51,239)
Units transferred between Sub-Accounts and to/from the Fixed Account	166,596	(29,875)	9,393	149,852	(43,853)	(54,603)	(3,849)	(40,218)	(701,458)	(90,175)	(135,695)	33,797

Net increase (decrease)	553,241	(267,262)	41,625	(926,039)	263,203	(190,260)	16,811	(75,073)	(2,630,614)	2,411,297	(598,436)	510,026

2011 (Continued)	MML American Century Mid Cap Value Sub-Account	MML American Century Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account	MML NASDAQ-100® Sub-Account	MML Babson Short-Duration Bond Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Index Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	132,851	253,858	288,718	18,835,556	580,991	17,752	47,498	348,709	22,492	63,853	82,709	54,433
Units withdrawn	(1,380,344)	(26,596)	(2,192,433)	(3,183,780)	(1,821,403)	(36,787)	(1,748)	(173,061)	(199,303)	(9,319)	(723,850)	(16,714)
Units transferred between Sub-Accounts and to/from the Fixed Account	(75,349)	22,416	(47,610)	(154,549)	1,854,512	73,876	14,649	387,402	(99,858)	1,194	301,097	31,385

Net increase (decrease)	(1,322,842)	249,678	(1,951,325)	15,497,227	614,100	54,841	60,399	563,050	(276,669)	55,728	(340,044)	69,104

2011 (Continued)	MML T. Rowe Price Small Company Value Sub-Account	MML Small/Mid Cap Equity Sub-Account	MML Small/Mid Cap Equity Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML Baring Strategic Emerging Markets Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account
		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)
Units purchased	71,450	40,168	57,370	116,559	87,449	98,088	-	57	73,554	201,684	1	399,829
Units withdrawn	(8,030)	(287,494)	(7,724)	(992,140)	(24,749)	(23,345)	(3,678)	(257,562)	(21,783)	(2,085,812)	(54,709)	(37,970)
Units transferred between Sub-Accounts and to/from the Fixed Account	29,319	(82,398)	2,215	833,908	44,440	19,254	-	(134,534)	(19,116)	(495,770)	(13,222)	63,948

Net increase (decrease)	92,739	(329,724)	51,861	(41,673)	107,140	93,997	(3,678)	(392,039)	32,655	(2,379,898)	(67,930)	425,807

2011 (Continued)	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Small- & Mid-Cap Growth Sub-Account	Oppenheimer Small-& Mid-Cap Growth Sub-Account
	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)	(Service)	(Non-Service)
Units purchased	213,174	555,048	224,800	-	50	123,749	58,959	44,830	51,640	34,261	88,610	146,546
Units withdrawn	(1,678,333)	(128,822)	(2,335,996)	(416)	(470,697)	(18,046)	(328,456)	(2,877)	(519,453)	(948,328)	(10,378)	(1,074,914)
Units transferred between Sub-Accounts and to/from the Fixed Account	(36,506)	(13,995)	(923,248)	-	(179,358)	31,785	(139,580)	10,044	(110,952)	458,342	17,842	(773,460)

Net increase (decrease)	(1,501,665)	412,231	(3,034,444)	(416)	(650,005)	137,488	(409,077)	51,997	(578,765)	(455,725)	96,074	(1,701,828)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2011 (Continued)	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account

	(Non-Service)	(Non-Service)	(Advisor Class)
Units purchased	928	2,013	299,487
Units withdrawn	(3,942)	(11,476)	(205,366)
Units transferred between Sub-Accounts and to/from the Fixed Account	(2,220)	1,536	13,278

Net increase (decrease)	(5,234)	(7,927)	107,399

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the five years in the period ended December 31, 2012 follows:

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
Fidelity® VIP Contrafund® Sub-Account (Initial Class)
2012	17,406,780	$13.93 to $18.78	$295,726,935	1.31%	0.95% to 2.60%	13.42% to 15.31%
2011	19,495,926	12.28 to 16.29	288,716,116	0.99	0.95 to 2.60	(5.02) to (3.45)
2010	21,307,937	12.93 to 16.87	328,970,155	1.23	0.95 to 2.60	14.21 to 16.11
2009	23,636,053	11.32 to 14.53	315,765,069	1.39	0.95 to 2.60	32.23 to 34.43
2008	25,936,847	8.56 to 10.81	258,786,612	1.01	0.95 to 2.60	(43.99) to (43.06)

Fidelity® VIP Contrafund® Sub-Account (Service Class 2)
2012	3,207,664	13.72 to 16.73	51,704,431	1.23	1.15 to 3.10	12.59 to 14.81
2011	2,798,369	12.18 to 14.57	39,394,895	0.90	1.15 to 3.10	(5.75) to (3.89)
2010	2,159,481	12.93 to 15.16	31,796,260	1.17	1.15 to 3.10	5.11 to 15.59
2009	1,630,568	11.39 to 13.12	20,758,905	1.42	1.15 to 2.65	31.93 to 33.92
2008	745,572	8.63 to 9.79	7,060,203	2.36	1.15 to 2.65	(30.55) to (30.22)

ING Clarion Global Real Estate Sub-Account
2012	1,302,495	11.29 to 12.73	16,182,211	0.52	0.95 to 3.10	21.80 to 24.46
2011	1,239,556	9.27 to 10.23	12,425,609	3.46	0.95 to 3.10	(8.19) to (6.20)
2010	1,192,544	10.09 to 10.91	12,812,999	8.90	0.95 to 3.10	6.05 to 14.90
2009	1,012,347	8.96 to 9.49	9,502,945	2.49	0.95 to 2.65	29.93 to 32.16
2008	863,923	6.90 to 7.18	6,154,981	1.81	0.95 to 2.65	(34.04) to (29.29)

Invesco V.I. Diversified Dividend Sub-Account (Series I)[12]
2012	776,137	5.11 to 6.83	5,099,770	2.15	0.95 to 2.60	15.67 to 17.60
2011	523,132	4.42 to 5.81	2,948,506	0.21	0.95 to 2.60	(4.60) to (3.02)
2010	601,185	4.63 to 5.99	3,518,127	0.10	0.95 to 2.60	7.49 to 9.27
2009	755,347	4.31 to 5.48	4,062,640	3.59	0.95 to 2.60	24.15 to 26.22
2008	617,018	3.47 to 4.34	2,632,845	3.05	0.95 to 2.60	(60.49) to (59.83)

Invesco V.I. Diversified Dividend Sub-Account (Series II)[12]
2012	451,652	5.04 to 6.31	2,711,573	2.01	1.15 to 3.10	14.75 to 17.01
2011	333,745	4.39 to 5.39	1,713,429	0.15	1.15 to 3.10	(5.21) to (3.35)
2010	261,924	4.63 to 5.58	1,403,750	-	1.15 to 3.10	(5.76) to 8.84
2009	171,016	4.34 to 5.12	850,223	3.82	1.15 to 2.65	23.96 to 25.84
2008	57,346	3.50 to 4.07	226,088	7.15	1.15 to 2.65	(47.74) to (47.50)

Invesco V.I. Global Health Care Sub-Account (Series I)
2012	674,210	12.33 to 16.02	10,305,929	-	0.95 to 2.60	17.79 to 19.75
2011	724,495	10.47 to 13.38	9,293,422	-	0.95 to 2.60	1.29 to 2.97
2010	817,870	10.33 to 12.99	10,252,640	-	0.95 to 2.60	2.59 to 4.30
2009	911,132	10.07 to 12.45	10,997,090	0.35	0.95 to 2.60	24.40 to 26.47
2008	1,027,818	8.10 to 9.85	9,816,130	-	0.95 to 2.60	(30.45) to (29.30)

Invesco V.I. Global Health Care Sub-Account (Series II)
2012	207,733	12.14 to 15.31	2,983,215	-	1.15 to 3.10	16.91 to 19.22
2011	149,132	10.38 to 12.84	1,819,403	-	1.15 to 3.10	0.56 to 2.54
2010	104,035	10.33 to 12.52	1,257,438	-	1.15 to 3.10	0.35 to 3.80
2009	65,771	10.13 to 12.06	774,567	0.16	1.15 to 2.65	24.06 to 25.94
2008	32,318	8.16 to 9.58	297,723	-	1.15 to 2.65	(24.59) to (24.24)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
Invesco V.I. Technology Sub-Account (Series I)
2012	720,292	$10.85 to $12.59	$6,889,703	-%	0.95% to 2.60%	8.42% to 10.22%
2011	730,777	10.01 to 11.42	6,441,250	0.18	0.95 to 2.60	(7.49) to (5.95)
2010	894,035	10.82 to 12.15	8,374,944	-	0.95 to 2.60	18.19 to 20.16
2009	968,413	9.15 to 10.11	7,735,094	-	0.95 to 2.60	53.36 to 55.91
2008	849,743	5.97 to 6.48	4,138,682	-	0.95 to 2.60	(45.93) to (45.03)

Invesco V.I. Technology Sub-Account (Series II)
2012	147,145	10.68 to 15.26	2,006,873	-	1.15 to 3.10	7.64 to 9.76
2011	128,086	9.92 to 13.90	1,545,311	0.09	1.15 to 3.10	(8.20) to (6.40)
2010	87,196	10.81 to 14.85	1,126,117	-	1.15 to 3.10	10.80 to 19.65
2009	31,841	9.20 to 12.41	366,692	-	1.15 to 2.65	53.03 to 55.35
2008	9,427	6.01 to 7.99	65,850	-	1.15 to 2.65	(33.46) to (33.14)

Ivy Asset Strategy
2012[14]	13,539	10.45 to 10.49	141,873	-	1.15 to 3.10	4.52 to 4.86

MML Aggressive Allocation Sub-Account (Initial Class)
2012	3,011,798	10.69 to 11.60	34,331,227	0.79	0.95 to 2.60	12.76 to 14.64
2011	3,238,254	9.48 to 10.12	32,302,257	1.10	0.95 to 2.60	(4.37) to (2.78)
2010	3,399,929	9.91 to 10.41	35,010,960	1.10	0.95 to 2.60	13.07 to 14.95
2009	3,306,926	8.77 to 9.05	29,757,632	0.26	0.95 to 2.60	30.60 to 32.78
2008	3,319,438	6.71 to 6.82	22,566,626	-	0.95 to 2.60	(32.87) to (31.82)

MML Aggressive Allocation Sub-Account (Service Class)
2012	3,056,568	10.43 to 11.35	34,458,467	0.59	1.15 to 3.10	11.82 to 14.03
2011	2,912,079	9.32 to 9.95	28,799,109	0.99	1.15 to 3.10	(5.01) to (3.15)
2010	2,214,787	9.81 to 10.28	22,663,520	1.03	1.15 to 3.10	4.75 to 14.51
2009	1,681,461	8.73 to 8.97	15,057,532	0.26	1.15 to 2.65	30.10 to 32.07
2008	572,174	6.71 to 6.79	3,883,366	-	1.15 to 2.65	(29.77) to (29.44)

MML Babson Enhanced Index Core Equity Sub-Account (Initial Class)
2012[8]	-	-	-	2.07	0.95 to 2.60	7.99 to 8.57
2011	690,481	10.05 to 12.41	8,223,620	1.34	0.95 to 2.60	(0.05) to 1.60
2010	787,755	10.06 to 12.21	9,234,846	1.49	0.95 to 2.60	11.27 to 13.12
2009	902,928	9.04 to 10.79	9,374,365	-	0.95 to 2.60	20.88 to 22.89
2008	1,038,617	7.48 to 8.78	8,779,691	1.85	0.95 to 2.60	(38.90) to (37.89)

MML Babson Enhanced Index Core Equity Sub-Account (Service Class)
2012[8]	-	-	-	1.93	1.15 to 3.10	7.73 to 8.41
2011	60,791	9.96 to 12.01	696,553	1.33	1.15 to 3.10	(0.80) to 1.15
2010	38,018	10.04 to 11.88	431,941	1.51	1.15 to 3.10	2.91 to 12.62
2009	27,194	9.08 to 10.55	274,664	-	1.15 to 2.65	20.53 to 22.36
2008	12,002	7.53 to 8.62	100,012	2.70	1.15 to 2.65	(28.50) to (28.16)

MML Balanced Allocation Sub-Account (Initial Class)
2012	11,205,798	11.06 to 12.00	132,420,466	1.79	0.95 to 2.60	9.51 to 11.33
2011	10,734,311	10.10 to 10.78	114,225,528	2.50	0.95 to 2.60	(0.88) to 0.77
2010	11,297,424	10.19 to 10.69	119,669,411	1.42	0.95 to 2.60	9.84 to 11.67
2009	12,100,804	9.27 to 9.58	115,103,685	0.64	0.95 to 2.60	20.33 to 22.34
2008	11,075,892	7.71 to 7.83	86,407,956	-	0.95 to 2.60	(22.93) to (21.72)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Balanced Allocation Sub-Account (Service Class)
2012	26,831,944	$10.81 to $11.76	$312,296,978	1.59%	1.15% to 3.10%	8.69% to 10.83%
2011	23,696,375	9.94 to 10.61	249,534,969	2.39	1.15 to 3.10	(1.55) to 0.38
2010	20,823,690	10.10 to 10.57	219,091,450	1.30	1.15 to 3.10	3.62 to 11.21
2009	17,019,622	9.25 to 9.51	161,261,065	0.69	1.15 to 2.65	19.88 to 21.69
2008	6,309,736	7.71 to 7.81	49,231,624	-	1.15 to 2.65	(20.43) to (20.06)

MML Blend Sub-Account (Initial Class)
2012	4,317,094	12.75 to 16.19	63,246,799	2.17	0.95 to 2.60	9.75 to 11.58
2011	3,355,716	11.62 to 14.51	44,001,527	2.06	0.95 to 2.60	2.10 to 3.79
2010	3,686,171	11.38 to 13.98	46,990,156	2.12	0.95 to 2.60	9.62 to 11.44
2009	3,986,125	10.38 to 12.54	45,828,920	2.66	0.95 to 2.60	17.46 to 19.41
2008	4,181,157	8.84 to 10.50	40,282,036	3.04	0.95 to 2.60	(24.72) to (23.46)

MML Blend Sub-Account (Service Class)
2012	1,545,756	12.56 to 14.98	22,114,127	2.00	1.15 to 3.10	8.93 to 11.08
2011	953,110	11.53 to 13.48	12,331,626	1.92	1.15 to 3.10	1.34 to 3.33
2010	744,796	11.38 to 13.05	9,397,639	1.97	1.15 to 3.10	3.08 to 10.94
2009	483,934	10.44 to 11.76	5,533,784	2.56	1.15 to 2.65	17.11 to 18.88
2008	164,516	8.91 to 9.89	1,593,522	2.31	1.15 to 2.65	(18.11) to (17.73)

MML Blue Chip Growth Sub-Account (Initial Class)
2012	2,805,201	12.33 to 15.72	43,183,423	0.09	0.95 to 2.60	15.27 to 17.19
2011	2,798,174	10.70 to 13.42	36,898,036	0.04	0.95 to 2.60	(1.23) to 0.41
2010	3,212,451	10.83 to 13.36	42,274,567	0.08	0.95 to 2.60	13.19 to 15.07
2009	3,565,999	9.57 to 11.61	40,911,726	0.17	0.95 to 2.60	38.73 to 41.04
2008	3,277,940	6.90 to 8.23	26,610,971	-	0.95 to 2.60	(43.94) to (43.01)

MML Blue Chip Growth Sub-Account (Service Class)
2012	1,037,043	12.14 to 15.23	14,894,218	-	1.15 to 3.10	14.38 to 16.64
2011	766,782	10.61 to 13.06	9,476,139	-	1.15 to 3.10	(2.01) to (0.08)
2010	611,582	10.83 to 13.07	7,627,942	-	1.15 to 3.10	5.69 to 14.59
2009	497,982	9.62 to 11.41	5,418,321	0.17	1.15 to 2.65	38.22 to 40.31
2008	226,792	6.96 to 8.13	1,752,395	-	1.15 to 2.65	(33.13) to (32.82)

MML Capital Guardian Asset Allocation Sub-Account (Initial Class)
2012[8]	-	-	-	2.47	0.95 to 2.60	5.12 to 5.68
2011	6,289,066	9.91 to 13.63	79,771,977	2.01	0.95 to 2.60	(0.92) to 0.72
2010	7,490,117	10.01 to 13.53	94,937,959	2.47	0.95 to 2.60	9.72 to 11.55
2009	8,484,992	9.12 to 12.13	96,884,679	4.13	0.95 to 2.60	14.01 to 15.91
2008	9,350,547	8.00 to 10.47	92,442,257	0.08	0.95 to 2.60	(32.11) to (30.98)

MML Capital Guardian Asset Allocation Sub-Account (Service Class)
2012[8]	-	-	-	2.29	1.15 to 3.10	4.82 to 5.48
2011	804,129	9.84 to 11.52	8,930,237	1.88	1.15 to 3.10	(1.60) to 0.33
2010	718,826	10.00 to 11.48	7,996,491	2.49	1.15 to 3.10	5.05 to 11.09
2009	550,251	9.16 to 10.33	5,508,310	4.68	1.15 to 2.65	13.51 to 15.23
2008	193,981	8.07 to 8.97	1,680,869	-	1.15 to 2.65	(22.24) to (21.87)

MML China Sub-Account
2012	243,018	12.60 to 13.61	3,282,092	-	1.15 to 3.10	21.42 to 23.82
2011	255,300	10.38 to 10.99	2,790,513	-	1.15 to 3.10	(21.59) to (20.04)
2010	213,780	13.24 to 13.75	2,927,191	0.60	1.15 to 3.10	3.23 to 5.19
2009	141,866	13.06 to 13.32	1,886,002	-	1.15 to 2.65	65.66 to 68.16
2008	27,269	7.88 to 7.92	215,870	0.30	1.15 to 2.65	(21.18) to (20.81)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Conservative Allocation Sub-Account (Initial Class)
2012	10,131,983	$11.33 to $12.29	$122,720,414	1.90%	0.95% to 2.60%	8.54% to 10.35%
2011	9,171,714	10.44 to 11.14	101,065,583	2.87	0.95 to 2.60	(0.06) to 1.60
2010	8,433,069	10.45 to 10.96	91,683,248	1.48	0.95 to 2.60	9.04 to 10.85
2009	7,878,268	9.58 to 9.89	77,495,136	0.62	0.95 to 2.60	18.04 to 20.00
2008	6,211,453	8.12 to 8.24	51,048,049	-	0.95 to 2.60	(18.84) to (17.57)

MML Conservative Allocation Sub-Account (Service Class)
2012	24,887,854	11.05 to 12.03	295,572,709	1.75	1.15 to 3.10	7.75 to 9.87
2011	21,317,023	10.25 to 10.94	231,276,991	2.72	1.15 to 3.10	(0.83) to 1.12
2010	18,272,164	10.34 to 10.82	196,488,210	1.37	1.15 to 3.10	3.30 to 10.32
2009	14,681,035	9.54 to 9.81	143,523,035	0.64	1.15 to 2.65	17.75 to 19.53
2008	4,682,785	8.10 to 8.21	38,374,763	-	1.15 to 2.65	(17.03) to (16.64)

MML Core Allocation Sub-Account
2012	37,237,588	10.54 to 11.38	419,693,886	1.53	1.15 to 3.10	8.28 to 10.42
2011	34,592,331	9.74 to 10.31	354,087,519	1.50	1.15 to 3.10	(3.20) to (1.30)
2010	31,142,204	10.06 to 10.45	323,820,265	1.38	1.15 to 3.10	2.24 to 7.92
2009	23,872,704	9.49 to 9.68	230,459,578	1.13	1.15 to 2.65	21.26 to 23.10
2008	8,623,743	7.83 to 7.86	67,775,784	-	1.15 to 2.65	(21.73) to (21.36)

MML Emerging Growth Sub-Account (Initial Class)
2012[8]	-	-	-	-	0.95 to 2.60	6.06 to 6.63
2011	644,221	8.39 to 10.45	6,125,625	-	0.95 to 2.60	(8.94) to (7.43)
2010	738,928	9.21 to 11.29	7,621,637	-	0.95 to 2.60	22.08 to 24.11
2009	726,919	7.54 to 9.10	6,029,234	-	0.95 to 2.60	9.27 to 11.09
2008	731,482	6.90 to 8.19	5,502,423	-	0.95 to 2.60	(43.42) to (42.48)

MML Emerging Growth Sub-Account (Service Class)
2012[8]	-	-	-	-	1.15 to 3.10	5.80 to 6.47
2011	109,230	8.32 to 11.32	1,148,016	-	1.15 to 3.10	(9.62) to (7.84)
2010	82,791	9.20 to 12.28	952,676	-	1.15 to 3.10	8.77 to 23.55
2009	44,909	7.59 to 9.94	425,532	-	1.15 to 2.65	8.95 to 10.60
2008	14,572	6.96 to 8.99	116,586	-	1.15 to 2.65	(31.50) to (31.18)

MML Equity Sub-Account (Initial Class)
2012	1,987,760	10.90 to 13.86	24,026,996	1.94	0.95 to 2.60	13.06 to 14.95
2011	2,182,265	9.64 to 12.06	23,062,270	1.55	0.95 to 2.60	(6.22) to (4.67)
2010	2,303,654	10.28 to 12.65	25,579,853	1.82	0.95 to 2.60	11.82 to 13.68
2009	2,502,424	9.19 to 11.12	24,564,657	2.70	0.95 to 2.60	27.36 to 29.48
2008	2,617,984	7.22 to 8.59	19,853,013	-	0.95 to 2.60	(43.09) to (42.14)

MML Equity Sub-Account (Service Class)
2012	2,105,350	10.73 to 12.78	26,072,701	1.82	1.15 to 3.10	12.22 to 14.43
2011	1,698,716	9.56 to 11.16	18,493,513	1.56	1.15 to 3.10	(6.92) to (5.09)
2010	997,384	10.27 to 11.76	11,469,662	1.90	1.15 to 3.10	3.59 to 13.17
2009	590,409	9.24 to 10.39	5,978,961	2.91	1.15 to 2.65	26.98 to 28.90
2008	236,715	7.28 to 8.06	1,865,905	-	1.15 to 2.65	(32.00) to (31.68)

MML Equity Income Sub-Account (Initial Class)
2012	16,354,064	11.90 to 15.11	229,600,031	2.08	0.95 to 2.60	14.30 to 16.21
2011	18,960,477	10.41 to 13.00	229,796,001	1.64	0.95 to 2.60	(3.34) to (1.73)
2010	20,510,249	10.77 to 13.23	254,106,501	1.54	0.95 to 2.60	12.00 to 13.86
2009	22,211,666	9.61 to 11.62	242,535,903	2.46	0.95 to 2.60	21.98 to 24.01
2008	23,235,394	7.88 to 9.37	205,312,190	-	0.95 to 2.60	(37.46) to (36.41)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Equity Income Sub-Account (Service Class)
2012	2,901,070	$11.72 to $13.98	$39,414,680	1.95%	1.15% to 3.10%	13.48% to 15.72%
2011	2,621,539	10.33 to 12.08	30,894,898	1.55	1.15 to 3.10	(3.99) to (2.10)
2010	2,061,935	10.76 to 12.34	24,909,835	1.47	1.15 to 3.10	0.85 to 13.39
2009	1,564,518	9.66 to 10.88	16,626,871	2.66	1.15 to 2.65	21.47 to 23.31
2008	724,818	7.95 to 8.83	6,234,584	-	1.15 to 2.65	(28.80) to (28.47)

MML Equity Index Sub-Account (Class I)
2012	5,403,301	11.32 to 14.24	62,182,405	1.53	0.95 to 2.60	12.51 to 14.38
2011	5,784,434	10.06 to 12.45	58,648,895	1.59	0.95 to 2.60	(0.89) to 0.75
2010	6,132,406	10.15 to 12.36	62,245,662	1.58	0.95 to 2.60	11.58 to 13.43
2009	6,142,247	9.10 to 10.89	55,537,240	2.54	0.95 to 2.60	22.92 to 24.96
2008	4,061,967	7.40 to 8.72	30,123,931	-	0.95 to 2.60	(38.88) to (37.86)

MML Equity Index Sub-Account (Service Class I)
2012	775,190	11.14 to 13.64	10,229,251	1.61	1.15 to 3.10	11.69 to 13.89
2011	534,034	9.98 to 11.98	6,232,304	1.88	1.15 to 3.10	(1.62) to 0.31
2010	281,989	10.14 to 11.94	3,283,455	1.68	1.15 to 3.10	3.41 to 12.92
2009	114,755	9.14 to 10.58	1,170,893	2.96	1.15 to 2.65	22.53 to 24.39
2008	49,517	7.46 to 8.50	408,045	-	1.15 to 2.65	(28.86) to (28.52)

MML Focused Equity Sub-Account
2012[13]	49,307	10.19 to 10.34	509,252	1.07	0.95 to 3.10	1.92 to 3.39

MML Foreign Sub-Account (Initial Class)
2012	15,144,640	11.68 to 14.54	207,295,093	2.19	0.95 to 2.60	16.00 to 17.94
2011	16,928,167	10.07 to 12.33	197,252,278	1.84	0.95 to 2.60	(12.21) to (10.75)
2010	17,692,811	11.47 to 13.81	231,879,872	1.66	0.95 to 2.60	2.01 to 3.71
2009	17,803,253	11.24 to 13.32	225,730,182	2.43	0.95 to 2.60	25.96 to 28.05
2008	18,915,363	8.93 to 10.40	187,914,421	0.04	0.95 to 2.60	(42.59) to (41.63)

MML Foreign Sub-Account (Service Class)
2012	503,548	11.50 to 13.91	6,757,665	1.98	1.15 to 3.10	15.11 to 17.38
2011	492,096	9.99 to 11.85	5,616,118	1.76	1.15 to 3.10	(12.87) to (11.15)
2010	453,442	11.47 to 13.33	5,858,542	1.54	1.15 to 3.10	3.34 to 4.05
2009	343,062	11.30 to 12.90	4,311,782	2.65	1.15 to 2.65	25.64 to 27.54
2008	163,548	8.99 to 10.12	1,603,571	-	1.15 to 2.65	(26.35) to (26.00)

MML Fundamental Growth Sub-Account
2012[13]	41,068	9.54 to 9.68	397,161	1.33	0.95 to 3.10	(4.56) to (3.19)

MML Fundamental Value Sub-Account
2012[13]	22,517	10.10 to 10.25	230,294	0.65	0.95 to 3.10	1.03 to 2.49

MML Global Sub-Account (Class I)
2012	522,661	9.60 to 11.32	5,999,054	1.00	0.95 to 2.60	20.51 to 22.52
2011	593,534	7.96 to 9.24	5,558,265	0.92	0.95 to 2.60	(6.69) to (5.14)
2010	675,734	8.54 to 9.74	6,672,436	0.60	0.95 to 2.60	9.75 to 11.57
2009	746,492	7.78 to 8.73	6,606,207	1.02	0.95 to 2.60	28.67 to 30.81
2008	822,913	6.04 to 6.67	5,586,976	-	0.95 to 2.60	(45.15) to (44.24)

MML Global Sub-Account (Service Class I)
2012	321,653	9.49 to 12.36	3,704,705	0.95	1.15 to 3.10	19.58 to 21.94
2011	246,155	7.93 to 10.13	2,329,571	1.06	1.15 to 3.10	(7.49) to (5.67)
2010	139,819	8.58 to 10.74	1,424,471	0.52	1.15 to 3.10	6.51 to 11.17
2009	60,795	7.85 to 9.66	558,985	1.14	1.15 to 2.65	28.32 to 30.26
2008	29,513	6.12 to 7.42	198,409	-	1.15 to 2.65	(31.85) to (31.53)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)		Total Return[3] (Lowest to Highest)
MML Global Sub-Account (Class II)
2012	364,723	$6.63 to $9.01	$3,298,269	1.02%	1.18% to 1.65%		21.76% to 22.33%
2011	395,842	5.42 to 7.40	2,961,168	0.95	1.18 to 1.65		(5.72) to (5.28)
2010	482,912	5.72 to 7.85	3,843,365	0.53	1.18 to 1.65	[6]	10.98 to 11.50
2009	546,125	5.13 to 7.07	3,912,529	0.76	1.18 to 1.65	[6]	29.80 to 30.42
2008	619,177	3.93 to 5.45	3,425,541	-	1.18 to 1.65	[6]	(44.20) to (43.94)

MML Growth Sub-Account
2012	5,543,162	10.87 to 11.74	64,643,217	0.20	1.15 to 3.10		13.82 to 16.06
2011	4,784,094	9.95 to 10.12	48,190,657	0.27	1.15 to 3.10		(7.64) to (5.82)
2010	3,457,304	10.34 to 10.74	37,052,099	0.20	1.15 to 3.10		7.11 to 16.81
2009	2,384,952	9.02 to 9.20	21,877,439	0.43	1.15 to 2.65		35.23 to 37.27
2008	894,237	6.67 to 6.70	5,985,439	-	1.15 to 2.65		(33.33) to (33.01)

MML Growth & Income Sub-Account (Initial Class)
2012	6,192,405	9.70 to 14.78	84,998,489	1.23	0.95 to 2.60		16.42 to 18.36
2011	7,414,172	8.33 to 12.49	86,270,822	1.07	0.95 to 2.60		(4.35) to (2.76)
2010	8,848,724	8.71 to 12.84	106,443,172	1.38	0.95 to 2.60		8.61 to 10.42
2009	9,979,467	8.02 to 11.63	109,056,915	2.02	0.95 to 2.60		24.38 to 26.45
2008	11,177,713	6.44 to 9.20	96,960,898	-	0.95 to 2.60		(41.64) to (40.67)

MML Growth & Income Sub-Account (Service Class)
2012	1,104,552	9.54 to 11.67	12,390,049	1.06	1.15 to 3.10		15.67 to 17.95
2011	1,058,666	8.25 to 9.89	10,086,318	0.81	1.15 to 3.10		(5.12) to (3.25)
2010	1,335,034	8.70 to 10.22	13,296,026	1.30	1.15 to 3.10		2.77 to 9.94
2009	1,233,768	8.05 to 9.30	11,212,956	2.65	1.15 to 2.65		24.02 to 25.89
2008	177,810	6.49 to 7.39	1,250,374	-	1.15 to 2.65		(29.64) to (29.31)

MML Growth Allocation Sub-Account (Initial Class)
2012	46,165,877	10.82 to 11.74	532,867,447	1.34	0.95 to 2.60		11.55 to 13.41
2011	48,847,811	9.70 to 10.35	498,767,098	1.79	0.95 to 2.60		(2.96) to (1.35)
2010	50,369,093	10.00 to 10.50	523,193,881	1.17	0.95 to 2.60		11.98 to 13.84
2009	50,226,930	8.93 to 9.22	459,917,691	0.39	0.95 to 2.60		26.28 to 28.38
2008	48,848,116	7.07 to 7.18	349,624,221	-	0.95 to 2.60		(29.28) to (28.18)

MML Growth Allocation Sub-Account (Service Class)
2012	72,289,378	10.58 to 11.51	827,154,465	1.12	1.15 to 3.10		10.78 to 12.97
2011	73,505,066	9.55 to 10.19	745,395,511	1.59	1.15 to 3.10		(3.66) to (1.76)
2010	73,062,981	9.91 to 10.38	755,190,572	1.04	1.15 to 3.10		4.42 to 13.23
2009	61,172,206	8.91 to 9.16	559,052,233	0.42	1.15 to 2.65		25.91 to 27.81
2008	25,762,735	7.08 to 7.17	184,439,428	-	1.15 to 2.65		(26.28) to (25.94)

MML High Yield Sub-Account
2012	1,085,391	12.13 to 12.85	13,801,448	6.69	0.95 to 3.10		12.97 to 15.43
2011	536,417	10.74 to 11.13	5,936,058	8.12	0.95 to 3.10		2.55 to 4.78
2010[5]	144,588	10.47 to 10.62	1,532,637	5.41	0.95 to 3.10		4.74 to 6.24

MML Income & Growth Sub-Account (Initial Class)
2012	2,167,378	10.53 to 13.62	28,645,774	1.07	0.95 to 2.60		9.08 to 10.90
2011	2,439,030	9.65 to 12.29	29,282,329	2.97	0.95 to 2.60		2.90 to 4.61
2010	2,848,902	9.38 to 11.74	32,905,206	3.82	0.95 to 2.60		8.83 to 10.64
2009	3,265,948	8.62 to 10.61	34,214,458	0.90	0.95 to 2.60		15.03 to 16.94
2008	3,684,119	7.50 to 9.08	33,135,692	-	0.95 to 2.60		(36.44) to (35.38)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Income & Growth Sub-Account (Service Class)
2012	933,574	$10.38 to $12.56	$11,286,331	0.97%	1.15% to 3.10%	8.31% to 10.45%
2011	768,330	9.58 to 11.37	8,465,086	3.25	1.15 to 3.10	2.19 to 4.19
2010	375,731	9.38 to 10.91	3,951,503	3.96	1.15 to 3.10	0.32 to 10.20
2009	250,273	8.66 to 9.90	2,404,468	0.95	1.15 to 2.65	14.51 to 16.25
2008	69,345	7.56 to 8.52	576,721	-	1.15 to 2.65	(26.06) to (25.71)

MML Inflation-Protected and Income Sub-Account (Initial Class)
2012	18,712,193	12.38 to 15.38	263,095,519	3.17	0.95 to 2.60	4.14 to 5.88
2011	18,961,515	11.89 to 14.53	252,810,664	4.91	0.95 to 2.60	10.59 to 12.42
2010	23,151,491	10.75 to 12.92	275,358,279	3.17	0.95 to 2.60	3.83 to 5.55
2009	23,369,781	10.36 to 12.24	264,262,456	2.12	0.95 to 2.60	8.32 to 10.12
2008	22,428,025	9.56 to 11.12	231,483,141	5.88	0.95 to 2.60	(6.81) to (5.26)

MML Inflation-Protected and Income Sub-Account (Service Class)
2012	4,794,866	12.18 to 13.93	65,435,595	3.04	1.15 to 3.10	3.39 to 5.43
2011	3,620,696	11.78 to 13.21	47,025,550	4.75	1.15 to 3.10	9.71 to 11.86
2010	2,701,479	10.74 to 11.81	31,562,759	3.06	1.15 to 3.10	1.24 to 5.10
2009	1,890,824	10.41 to 11.24	21,063,878	2.36	1.15 to 2.65	7.97 to 9.60
2008	575,255	9.64 to 10.25	5,852,201	0.63	1.15 to 2.65	(8.88) to (8.46)

MML International Sub-Account
2012	3,569,633	9.85 to 10.64	37,758,692	1.34	1.15 to 3.10	13.79 to 16.04
2011	3,404,524	8.66 to 9.17	31,094,246	1.38	1.15 to 3.10	(16.97) to (15.33)
2010	2,851,283	10.43 to 10.83	30,810,775	0.84	1.15 to 3.10	5.60 to 6.38
2009	2,063,233	10.06 to 10.26	21,112,888	0.98	1.15 to 2.65	38.90 to 41.00
2008	867,576	7.24 to 7.27	6,304,084	-	1.15 to 2.65	(27.61) to (27.27)

MML Large Cap Growth Sub-Account (Initial Class)
2012	1,564,103	10.11 to 12.50	18,300,404	0.06	0.95 to 2.60	12.83 to 14.71
2011	1,823,610	8.96 to 10.90	18,763,121	0.22	0.95 to 2.60	(6.16) to (4.60)
2010	2,090,872	9.54 to 11.42	22,676,775	0.09	0.95 to 2.60	15.82 to 17.75
2009	2,386,057	8.24 to 9.70	22,004,803	0.48	0.95 to 2.60	28.37 to 30.51
2008	2,631,117	6.42 to 7.43	18,558,449	-	0.95 to 2.60	(42.35) to (41.39)

MML Large Cap Growth Sub-Account (Service Class)
2012	116,796	9.94 to 13.21	1,439,253	-	1.15 to 3.10	11.88 to 14.09
2011	109,000	8.88 to 11.58	1,176,635	0.13	1.15 to 3.10	(6.75) to (4.92)
2010	67,375	9.53 to 12.18	763,374	-	1.15 to 3.10	9.20 to 17.10
2009	55,738	8.28 to 10.40	547,247	0.54	1.15 to 2.65	27.99 to 29.93
2008	23,276	6.47 to 8.00	167,683	-	1.15 to 2.65	(28.29) to (27.95)

MML Large Cap Value Sub-Account (Initial Class)
2012	13,181,415	10.53 to 14.19	164,504,991	0.70	0.95 to 2.60	10.25 to 12.09
2011	14,733,848	9.55 to 12.66	164,761,302	0.89	0.95 to 2.60	(6.36) to (4.80)
2010	15,659,887	10.20 to 13.30	184,751,316	0.82	0.95 to 2.60	9.47 to 11.29
2009	16,719,953	9.32 to 11.95	177,957,224	1.15	0.95 to 2.60	27.28 to 29.40
2008	17,664,795	7.32 to 9.23	145,787,716	-	0.95 to 2.60	(40.85) to (39.87)

MML Large Cap Value Sub-Account (Service Class)
2012	1,865,934	10.37 to 12.62	22,660,764	0.52	1.15 to 3.10	9.43 to 11.59
2011	1,695,102	9.47 to 11.31	18,508,331	0.73	1.15 to 3.10	(7.06) to (5.23)
2010	1,431,899	10.19 to 11.93	16,519,401	0.70	1.15 to 3.10	3.14 to 10.79
2009	1,040,101	9.37 to 10.77	10,806,699	1.23	1.15 to 2.65	26.91 to 28.83
2008	591,454	7.38 to 8.36	4,753,818	-	1.15 to 2.65	(31.36) to (31.03)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)		Total Return[3] (Lowest to Highest)
MML Legg Mason Concentrated Growth Sub-Account (Class I)
2012[8]	-	$-	$-	1.23%	0.95% to 2.60%		9.85% to 10.47%
2011	1,136,652	8.11 to 10.11	11,060,454	0.60	0.95 to 2.60		(3.28) to (1.67)
2010	1,326,912	8.39 to 10.28	13,182,508	0.43	0.95 to 2.60		11.21 to 13.06
2009	1,582,228	7.54 to 9.10	13,939,194	0.42	0.95 to 2.60		38.92 to 41.23
2008	1,691,319	5.43 to 6.44	10,549,156	-	0.95 to 2.60		(60.91) to (60.26)

MML Legg Mason Concentrated Growth Sub-Account (Service Class I)
2012[8]	-	-	-	1.71	1.15 to 3.10		9.61 to 10.31
2011	204,461	8.03 to 9.65	1,908,976	0.51	1.15 to 3.10		(4.03) to (2.14)
2010	187,650	8.37 to 9.86	1,788,574	0.41	1.15 to 3.10		5.80 to 12.53
2009	142,055	7.57 to 8.76	1,202,392	0.59	1.15 to 2.65		38.39 to 40.48
2008	73,912	5.47 to 6.24	443,005	-	1.15 to 2.65		(44.00) to (43.73)

MML Legg Mason Concentrated Growth Sub-Account (Class II)
2012[8]	-	-	-	2.24	1.18 to 1.65		10.27 to 10.44
2011	411,298	6.09 to 8.06	3,264,784	0.70	1.18 to 1.65		(2.39) to (1.93)
2010	486,371	6.21 to 8.26	3,948,420	0.54	1.18 to 1.65	[6]	12.34 to 12.87
2009	573,242	5.51 to 7.35	4,138,055	0.33	1.18 to 1.65	[6]	40.48 to 41.14
2008	683,872	3.90 to 5.23	3,529,269	-	1.18 to 1.65	[6]	(60.48) to (60.29)

MML Managed Bond Sub-Account (Initial Class)
2012	15,410,206	12.68 to 16.54	228,561,315	2.85	0.95 to 2.60		3.05 to 4.77
2011	15,759,632	12.31 to 15.78	224,363,765	3.59	0.95 to 2.60		4.56 to 6.30
2010	18,390,246	11.77 to 14.85	247,254,674	3.75	0.95 to 2.60		4.22 to 5.95
2009	18,851,605	11.29 to 14.02	240,233,605	4.40	0.95 to 2.60		7.38 to 9.17
2008	18,054,059	10.52 to 12.84	212,038,822	4.71	0.95 to 2.60		(0.25) to 1.41

MML Managed Bond Sub-Account (Service Class)
2012	9,990,702	12.49 to 14.32	140,101,627	2.71	1.15 to 3.10		2.28 to 4.30
2011	7,040,175	12.21 to 13.73	94,975,383	3.62	1.15 to 3.10		3.79 to 5.82
2010	4,628,878	11.76 to 12.97	59,230,319	3.70	1.15 to 3.10		1.30 to 5.48
2009	2,382,512	11.35 to 12.30	28,940,096	4.50	1.15 to 2.65		7.06 to 8.68
2008	691,938	10.61 to 11.32	7,765,791	2.65	1.15 to 2.65		(1.15) to (0.69)

MML Mid Cap Growth Sub-Account (Initial Class)
2012	4,084,022	12.39 to 21.38	76,986,779	-	0.95 to 2.60		10.86 to 12.70
2011	4,598,915	11.18 to 18.97	77,589,734	-	0.95 to 2.60		(3.76) to (2.16)
2010	5,197,351	11.61 to 19.39	91,301,719	-	0.95 to 2.60		24.78 to 26.85
2009	5,875,393	9.31 to 15.28	82,258,628	-	0.95 to 2.60		41.63 to 43.98
2008	6,289,103	6.57 to 10.61	62,087,924	-	0.95 to 2.60		(41.74) to (40.77)

MML Mid Cap Growth Sub-Account (Service Class)
2012	2,190,642	12.13 to 13.50	29,147,615	-	1.15 to 3.10		10.00 to 12.17
2011	1,915,892	11.02 to 12.03	22,800,700	-	1.15 to 3.10		(4.56) to (2.68)
2010	1,405,866	11.55 to 12.36	17,242,657	-	1.15 to 3.10		9.58 to 26.38
2009	1,002,267	9.31 to 9.78	9,740,620	-	1.15 to 2.65		41.11 to 43.24
2008	543,782	6.60 to 6.83	3,694,909	-	1.15 to 2.65		(32.90) to (32.58)

MML Mid Cap Value Sub-Account (Initial Class)
2012	12,245,799	14.16 to 18.96	206,543,288	1.63	0.95 to 2.60		13.70 to 15.60
2011	14,229,126	12.45 to 16.40	208,457,298	2.00	0.95 to 2.60		(3.19) to (1.58)
2010	15,551,968	12.86 to 16.66	232,901,835	1.48	0.95 to 2.60		17.02 to 18.96
2009	17,598,610	10.99 to 14.01	222,278,951	2.19	0.95 to 2.60		26.97 to 29.08
2008	19,222,109	8.66 to 10.85	189,080,000	-	0.95 to 2.60		(26.45) to (25.22)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Mid Cap Value Sub-Account (Service Class)
2012	1,012,000	$13.94 to $16.42	$16,238,751	1.50%	1.15% to 3.10%	12.81% to 15.03%
2011	928,233	12.36 to 14.27	12,971,856	1.98	1.15 to 3.10	(3.83) to (1.94)
2010	678,555	12.85 to 14.55	9,683,603	1.44	1.15 to 3.10	5.05 to 18.26
2009	509,596	11.06 to 12.31	6,163,269	2.37	1.15 to 2.65	26.79 to 28.71
2008	234,477	8.72 to 9.56	2,201,697	-	1.15 to 2.65	(25.00) to (24.64)

MML Moderate Allocation Sub-Account (Initial Class)
2012	31,579,198	11.05 to 11.98	372,518,830	1.48	0.95 to 2.60	10.26 to 12.10
2011	32,034,871	10.02 to 10.69	338,075,562	2.01	0.95 to 2.60	(1.59) to 0.05
2010	33,986,196	10.18 to 10.69	359,689,617	1.34	0.95 to 2.60	10.57 to 12.40
2009	33,577,672	9.21 to 9.51	317,149,004	0.61	0.95 to 2.60	22.67 to 24.71
2008	32,599,863	7.50 to 7.62	247,688,800	-	0.95 to 2.60	(24.95) to (23.78)

MML Moderate Allocation Sub-Account (Service Class)
2012	91,317,577	10.78 to 11.73	1,060,350,289	1.32	1.15 to 3.10	9.37 to 11.53
2011	74,736,598	9.86 to 10.52	780,265,203	1.94	1.15 to 3.10	(2.34) to (0.42)
2010	59,239,371	10.09 to 10.56	622,639,247	1.24	1.15 to 3.10	3.94 to 11.95
2009	42,862,242	9.18 to 9.44	403,189,698	0.65	1.15 to 2.65	22.19 to 24.04
2008	19,326,586	7.51 to 7.61	146,772,250	-	1.15 to 2.65	(22.33) to (21.96)

MML Money Market Sub-Account
2012	11,036,824	8.85 to 9.73	106,290,084	-	0.95 to 3.10	(3.06) to (0.95)
2011	3,170,627	9.13 to 9.82	30,897,202	-	0.95 to 3.10	(3.04) to (0.94)
2010	2,556,527	9.41 to 9.91	25,209,456	0.03	0.95 to 3.10	(2.03) to (0.94)
2009	2,759,798	9.70 to 10.01	27,514,180	0.05	0.95 to 2.65	(2.55) to (0.88)
2008	2,726,908	9.95 to 10.10	27,479,929	1.50	0.95 to 2.65	(0.32) to 0.96

MML NASDAQ-100® Sub-Account (Initial Class)
2012[8]	-	-	-	0.43	1.15 to 2.60	15.06 to 15.61
2011	384,563	12.54 to 15.89	3,557,275	0.27	1.15 to 2.60	0.49 to 1.95
2010	329,722	12.48 to 15.58	3,205,852	0.13	1.15 to 2.60	16.60 to 18.30
2009	297,498	10.70 to 13.17	2,498,246	-	1.15 to 2.60	49.85 to 52.04
2008	232,935	7.14 to 8.66	1,363,211	-	1.15 to 2.60	(43.30) to (42.47)

MML NASDAQ-100® Sub-Account (Service Class)
2012[8]	-	-	-	0.20	1.15 to 3.10	14.79 to 15.51
2011	148,981	12.44 to 15.75	2,209,409	0.14	1.15 to 3.10	(0.26) to 1.70
2010	88,582	12.47 to 15.49	1,303,895	0.02	1.15 to 3.10	6.99 to 18.01
2009	53,920	10.76 to 13.13	678,435	-	1.15 to 2.65	49.40 to 51.66
2008	22,113	7.20 to 8.65	189,385	-	1.15 to 2.65	(31.77) to (31.45)

MML Oppenheimer Small Company Opportunities Sub-Account (Initial Class)
2012	-	-	-	-	-	-
2011	-	-	-	-	-	-
2010	-	-	-	-	-	-
2009	-	-	-	-	0.95 to 2.60	(9.46) to (8.96)
2008	2,025,270	7.14 to 9.97	18,969,368	0.20	0.95 to 2.60	(41.15) to 40.17)

MML Oppenheimer Small Company Opportunities Sub-Account (Service Class)
2012	-	-	-	-	-	-
2011	-	-	-	-	-	-
2010	-	-	-	-	-	-
2009	-	-	-	-	1.15 to 2.65	(9.52) to (9.06)
2008	46,813	7.20 to 8.38	365,701	0.56	1.15 to 2.65	(34.20) to (33.89)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Short-Duration Bond Sub-Account
2012	1,649,121	$10.05 to $10.65	$17,356,249	1.84%	0.95% to 3.10%	(0.38)% to 1.79%
2011	1,063,389	10.09 to 10.46	11,044,515	1.56	0.95 to 3.10	0.18 to 2.35
2010[5]	500,339	10.07 to 10.22	5,100,754	1.57	0.95 to 3.10	0.75 to 2.19

MML Small Cap Index Sub-Account (Initial Class)
2012[8]	-	-	-	0.91	0.95 to 2.60	6.86 to 7.43
2011	1,512,353	11.58 to 15.99	23,431,494	0.69	0.95 to 2.60	(2.03) to (0.40)
2010	1,789,022	11.82 to 16.05	27,902,439	0.58	0.95 to 2.60	22.39 to 24.42
2009	2,029,382	9.65 to 12.90	25,512,926	1.24	0.95 to 2.60	21.60 to 23.62
2008	2,192,914	7.94 to 10.44	22,388,622	-	0.95 to 2.60	(33.13) to (32.01)

MML Small Cap Index Sub-Account (Service Class)
2012[8]	-	-	-	0.64	1.15 to 3.10	6.59 to 7.27
2011	347,455	11.48 to 14.53	4,804,483	0.55	1.15 to 3.10	(2.79) to (0.88)
2010	291,727	11.81 to 14.66	4,096,719	0.43	1.15 to 3.10	4.75 to 23.93
2009	243,514	9.70 to 11.83	2,742,258	1.34	1.15 to 2.65	21.25 to 23.08
2008	122,689	8.00 to 9.61	1,116,438	-	1.15 to 2.65	(30.53) to (30.20)

MML Small Cap Growth Equity Sub-Account (Initial Class)
2012	8,656,411	12.80 to 18.13	139,227,232	-	0.95 to 2.60	10.49 to 12.34
2011	9,782,054	11.59 to 16.14	140,573,604	-	0.95 to 2.60	(7.66) to (6.13)
2010	10,122,098	12.55 to 17.19	155,583,290	-	0.95 to 2.60	19.13 to 21.11
2009	11,574,478	10.53 to 14.19	147,267,828	-	0.95 to 2.60	34.86 to 37.10
2008	12,830,293	7.81 to 10.35	119,380,559	-	0.95 to 2.60	(40.12) to (39.12)

MML Small Cap Growth Equity Sub-Account (Service Class)
2012	369,913	12.60 to 16.49	5,836,807	-	1.15 to 3.10	9.66 to 11.83
2011	361,674	11.49 to 14.75	5,119,783	-	1.15 to 3.10	(8.35) to (6.55)
2010	292,570	12.54 to 15.78	4,440,118	-	1.15 to 3.10	6.40 to 20.57
2009	208,700	10.59 to 13.09	2,615,827	-	1.15 to 2.65	34.46 to 36.49
2008	83,402	7.87 to 9.59	764,828	-	1.15 to 2.65	(30.44) to (30.11)

MML Small Company Value Sub-Account
2012	348,094	15.91 to 17.01	5,885,678	-	1.15 to 3.10	11.47 to 13.67
2011	246,026	14.28 to 14.97	3,662,574	-	1.15 to 3.10	(4.56) to (2.68)
2010	153,287	14.96 to 15.38	2,350,256	1.10	1.15 to 3.10	2.11 to 19.21
2009[4]	48,817	12.77 to 12.90	629,233	0.26	1.15 to 2.65	27.74 to 29.03

MML Small/Mid Cap Equity Sub-Account (Initial Class)
2012	2,048,072	11.58 to 15.40	31,069,642	-	0.95 to 2.60	15.34 to 17.26
2011	2,194,142	10.04 to 13.13	28,488,974	0.92	0.95 to 2.60	(4.68) to (3.10)
2010	2,523,866	10.53 to 13.55	33,929,818	0.75	0.95 to 2.60	20.21 to 22.21
2009	2,887,830	8.76 to 11.09	31,798,536	0.58	0.95 to 2.60	33.04 to 35.25
2008	1,203,661	6.58 to 8.20	10,058,000	-	0.95 to 2.60	(39.82) to (38.81)

MML Small/Mid Cap Equity Sub-Account (Service Class)
2012	337,377	11.38 to 14.33	4,544,763	-	1.15 to 3.10	14.47 to 16.73
2011	269,209	9.94 to 12.27	3,090,217	0.79	1.15 to 3.10	(5.39) to (3.53)
2010	217,348	10.51 to 12.72	2,605,512	0.56	1.15 to 3.10	4.63 to 21.67
2009	187,944	8.79 to 10.46	1,850,605	0.36	1.15 to 2.65	32.65 to 34.66
2008	42,842	6.63 to 7.77	309,829	-	1.15 to 2.65	(34.13) to (33.82)

MML Small/Mid Cap Value Sub-Account (Initial Class)
2012	10,739,221	12.15 to 19.71	155,142,178	0.71	0.95 to 2.60	16.00 to 17.93
2011	12,882,132	10.48 to 16.71	158,261,829	0.58	0.95 to 2.60	(9.87) to (8.37)
2010	12,923,805	11.62 to 18.24	174,922,884	0.61	0.95 to 2.60	23.59 to 25.64
2009	15,215,019	9.40 to 14.52	164,244,016	1.29	0.95 to 2.60	39.06 to 41.38
2008	17,446,395	6.76 to 10.27	133,616,330	-	0.95 to 2.60	(39.93) to (38.93)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Small/Mid Cap Value Sub-Account (Service Class)
2012	632,734	$11.97 to $14.05	8,713,435	0.52%	1.15% to 3.10%	15.15% to 17.42%
2011	601,564	10.39 to 11.96	7,068,316	0.43	1.15 to 3.10	(10.52) to (8.76)
2010	494,424	11.61 to 13.11	6,385,051	0.49	1.15 to 3.10	2.02 to 25.00
2009	368,714	9.46 to 10.49	3,808,976	1.38	1.15 to 2.65	38.60 to 40.69
2008	200,475	6.82 to 7.46	1,469,806	-	1.15 to 2.65	(35.17) to (34.87)

MML Strategic Emerging Markets Sub-Account
2012	637,774	11.50 to 12.42	7,885,001	0.17	1.15 to 3.10	12.36 to 14.58
2011	597,749	10.24 to 10.84	6,454,925	0.02	1.15 to 3.10	(24.81) to (23.33)
2010	503,752	13.61 to 14.14	7,106,111	0.10	1.15 to 3.10	11.46 to 15.42
2009	274,510	12.01 to 12.25	3,357,975	0.39	1.15 to 2.65	74.50 to 77.13
2008	82,505	6.88 to 6.91	569,999	0.10	1.15 to 2.65	(31.18) to (30.85)

MML T. Rowe Price Growth Equity Sub-Account (Initial Class)
2012	-	-	-	-	-	-
2011	-	-	-	-	-	-
2010	-	-	-	-	-	-
2009	-	-	-	0.10	0.95 to 2.60	8.65 to 9.24
2008	690,900	5.59 to 6.21	4,096,887	-	0.95 to 2.60	(44.19) to (43.26)

MML T. Rowe Price Growth Equity Sub-Account (Service Class)
2012	-	-	-	-	-	-
2011	-	-	-	-	-	-
2010	-	-	-	-	-	-
2009	-	-	-	0.06	1.15 to 2.65	8.54 to 9.08
2008	53,022	5.64 to 6.67	337,307	-	1.15 to 2.65	(33.64) to (33.32)

MML Total Return Sub-Account
2012[13]	493,216	10.29 to 10.44	5,135,023	1.41	0.95 to 3.10	2.89 to 4.38

Oppenheimer Balanced Sub-Account (Service)
2012	10,832	8.86 to 10.54	111,303	1.11	1.15 to 2.65	9.17 to 10.82
2011	15,741	8.12 to 9.51	146,613	1.99	1.15 to 2.65	(2.24) to (0.76)
2010	19,419	8.30 to 9.58	183,284	1.62	1.15 to 2.65	9.73 to 11.39
2009	46,206	7.57 to 8.60	391,167	-	1.15 to 2.65	18.42 to 20.21
2008	116,016	6.39 to 7.16	798,255	-	1.15 to 2.65	(37.47) to (37.17)

Oppenheimer Balanced Sub-Account (Non-Service)
2012	1,276,537	8.89 to 11.98	14,511,233	1.39	0.95 to 2.60	9.45 to 11.28
2011	1,522,062	8.12 to 10.76	15,570,118	2.45	0.95 to 2.60	(1.86) to (0.23)
2010	1,914,101	8.28 to 10.79	19,693,048	1.49	0.95 to 2.60	10.02 to 11.85
2009	2,483,060	7.52 to 9.65	22,840,223	-	0.95 to 2.60	18.77 to 20.74
2008	3,545,206	6.34 to 7.99	26,997,954	2.95	0.95 to 2.60	(44.93) to (44.01)

Oppenheimer Capital Appreciation Sub-Account (Service)
2012	496,365	10.15 to 12.60	5,913,426	0.39	1.15 to 3.10	10.33 to 12.50
2011	408,980	9.20 to 11.20	4,351,356	0.11	1.15 to 3.10	(4.38) to (2.50)
2010	376,325	9.63 to 11.49	4,125,258	-	1.15 to 3.10	3.53 to 7.90
2009	274,233	9.08 to 10.65	2,776,066	-	1.15 to 2.65	40.38 to 42.50
2008	133,311	6.47 to 7.47	946,430	-	1.15 to 2.65	(35.89) to (935.58)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)		Total Return[3] (Lowest to Highest)
Oppenheimer Capital Appreciation Sub-Account (Non-Service)
2012	19,273,489	$10.32 to $12.86	$238,081,589	0.65%	0.95% to 2.60%		11.18% to 13.04%
2011	21,730,471	9.28 to 11.38	238,226,629	0.37	0.95 to 2.60		(3.68) to (2.08)
2010	24,110,369	9.63 to 11.62	270,749,053	0.17	0.95 to 2.60		6.61 to 8.38
2009	25,756,897	9.04 to 10.72	267,645,429	0.33	0.95 to 2.60		40.81 to 43.15
2008	29,848,995	6.42 to 7.49	217,268,730	0.14	0.95 to 2.60		(46.92) to (46.03)

Oppenheimer Core Bond Sub-Account
2012	347,257	13.37	4,641,376	4.87	1.40		8.75
2011	400,306	12.29	4,919,717	6.14	1.40		6.77
2010	468,236	11.51	5,389,907	1.89	1.40	[7]	9.87
2009	554,225	10.48	5,806,801	-	1.40	[7]	8.09
2008	732,175	9.69	7,097,148	4.84	1.40	[7]	(39.90)

Oppenheimer Global Securities Sub-Account (Service)
2012	1,484,884	13.50 to 17.16	24,176,443	1.89	1.15 to 3.10		17.25 to 19.56
2011	1,324,630	11.52 to 14.35	18,050,478	0.93	1.15 to 3.10		(11.32) to (9.57)
2010	898,823	12.99 to 15.87	13,625,384	1.00	1.15 to 3.10		6.70 to 14.38
2009	607,712	11.56 to 13.88	8,016,262	1.51	1.15 to 2.65		35.71 to 37.76
2008	335,748	8.52 to 10.07	3,207,065	-	1.15 to 2.65		(29.04) to (28.71)

Oppenheimer Global Securities Sub-Account (Non-Service)
2012	14,230,635	13.72 to 18.65	246,015,326	2.13	0.95 to 2.60		18.15 to 20.12
2011	16,313,988	11.61 to 15.53	235,697,514	1.30	0.95 to 2.60		(10.64) to (9.16)
2010	17,815,653	13.00 to 17.10	285,007,462	1.43	0.95 to 2.60		12.99 to 14.87
2009	19,645,438	11.50 to 14.88	274,767,599	2.27	0.95 to 2.60		36.18 to 38.45
2008	22,273,174	8.45 to 10.75	225,723,673	1.56	0.95 to 2.60		(41.73) to (40.75)

Oppenheimer Global Strategic Income Sub-Account (Service)
2012	4,046,601	13.60 to 15.50	61,742,403	5.58	1.15 to 3.10		9.69 to 11.85
2011	3,828,807	12.40 to 13.85	52,354,122	2.64	1.15 to 3.10		(2.42) to (0.50)
2010	3,416,576	12.71 to 13.92	47,085,358	7.37	1.15 to 3.10		6.38 to 13.46
2009	2,568,957	11.40 to 12.27	31,246,749	0.18	1.15 to 2.65		15.31 to 17.05
2008	1,102,392	9.89 to 10.48	11,477,998	-	1.15 to 2.65		(15.15) to (14.75)

Oppenheimer Global Strategic Income Sub-Account (Non-Service)
2012	19,958,314	13.84 to 19.62	328,226,106	6.02	0.95 to 2.60		10.61 to 12.46
2011	20,997,233	12.51 to 17.45	307,689,482	3.30	0.95 to 2.60		(1.73) to (0.10)
2010	24,031,677	12.73 to 17.46	354,218,942	8.63	0.95 to 2.60		12.02 to 13.88
2009	26,182,773	11.36 to 15.34	341,246,971	0.52	0.95 to 2.60		15.78 to 17.71
2008	27,427,324	9.82 to 13.03	306,786,196	5.16	0.95 to 2.60		(16.41) to (15.02)

Oppenheimer High Income Sub-Account (Service)
2012[11]	-	-	-	14.29	1.15 to 2.65		10.17 to 11.54
2011	9,695	2.97 to 3.28	31,086	8.85	1.15 to 2.65		(5.10) to (3.67)
2010	10,111	3.13 to 3.40	33,816	11.30	1.15 to 2.65		11.45 to 13.13
2009	122,439	2.81 to 3.01	367,319	-	1.15 to 2.65		22.66 to 24.51
2008	95,173	2.29 to 2.41	229,250	-	1.15 to 2.65		(76.15) to (76.04)

Oppenheimer High Income Sub-Account (Non-Service)
2012[11]	-	-	-	16.42	0.95 to 2.60		10.46 to 11.97
2011	3,179,274	2.93 to 3.99	12,047,843	9.58	0.95 to 2.60		(4.84) to (3.26)
2010	3,829,279	3.08 to 4.13	15,030,302	6.70	0.95 to 2.60		11.87 to 13.73
2009	5,023,300	2.76 to 3.63	17,323,152	-	0.95 to 2.60		22.10 to 24.13
2008	5,585,067	2.26 to 2.92	15,502,975	7.89	0.95 to 2.60		(79.22) to (78.87)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)		Total Return[3] (Lowest to Highest)
Oppenheimer International Growth Sub-Account (Service)
2012	841,081	$15.18 to $19.34	$15,509,860	1.14%	1.15% to 3.10%		17.96% to 20.29%
2011	770,464	12.87 to 16.08	11,897,861	0.67	1.15 to 3.10		(10.43) to (8.67)
2010	632,976	14.37 to 17.60	10,731,499	0.88	1.15 to 3.10		9.23 to 13.31
2009	461,377	12.91 to 15.53	6,902,199	0.87	1.15 to 2.65		35.42 to 37.47
2008	215,764	9.54 to 11.30	2,353,326	-	1.15 to 2.65		(29.96) to (29.63)

Oppenheimer International Growth Sub-Account (Non-Service)
2012	2,629,647	15.47 to 19.67	49,987,835	1.45	0.95 to 2.60		19.08 to 21.06
2011	3,086,724	12.99 to 16.25	48,807,635	1.01	0.95 to 2.60		(9.54) to (8.04)
2010	3,495,801	14.36 to 17.67	60,521,504	1.26	0.95 to 2.60		11.81 to 13.67
2009	3,850,791	12.84 to 15.54	58,860,135	1.50	0.95 to 2.60		35.67 to 37.93
2008	4,106,872	9.47 to 11.27	45,674,136	1.04	0.95 to 2.60		(44.11) to (43.18)

Oppenheimer Main Street Sub-Account (Service)
2012	214,866	11.12 to 13.70	2,805,381	0.63	1.15 to 3.10		13.04 to 15.27
2011	134,515	9.84 to 11.88	1,526,335	0.48	1.15 to 3.10		(3.35) to (1.45)
2010	82,518	10.18 to 12.06	962,997	0.74	1.15 to 3.10		5.84 to 14.50
2009	51,426	9.05 to 10.53	525,931	1.02	1.15 to 2.65		24.65 to 26.53
2008	13,723	7.26 to 8.32	111,848	-	1.15 to 2.65		(28.75) to (28.41)

Oppenheimer Main Street Sub-Account (Non-Service)
2012	2,759,857	11.30 to 14.09	36,080,990	0.95	0.95 to 2.60		13.87 to 15.76
2011	3,078,927	9.92 to 12.17	35,062,322	0.88	0.95 to 2.60		(2.58) to (0.96)
2010	3,657,692	10.19 to 12.29	42,187,225	1.12	0.95 to 2.60		13.13 to 15.01
2009	4,128,252	9.00 to 10.69	41,458,182	1.96	0.95 to 2.60		24.99 to 27.07
2008	4,726,189	7.20 to 8.41	37,421,725	1.58	0.95 to 2.60		(40.05) to (39.05)

Oppenheimer Money Sub-Account
2012	1,833,934	9.31 to 10.83	20,050,559	0.01	0.95 to 2.60		(2.56) to (0.94)
2011	2,430,669	9.56 to 10.93	26,861,799	0.01	0.95 to 2.60		(2.55) to (0.93)
2010	2,886,394	9.81 to 11.03	32,256,986	0.03	0.95 to 2.60		(2.54) to (0.92)
2009	4,404,420	10.06 to 11.13	49,662,670	0.37	0.95 to 2.60		(2.25) to (0.63)
2008	6,885,266	10.30 to 11.21	78,403,059	2.71	0.95 to 2.60		0.14 to 1.81

Oppenheimer Small- & Mid-Cap Growth Sub-Account (Service)
2012	324,959	10.99 to 13.51	4,223,062	-	1.15 to 3.10		12.61 to 14.83
2011	243,197	9.76 to 11.77	2,750,759	-	1.15 to 3.10		(2.24)% to (0.31)
2010	147,123	9.98 to 11.80	1,689,840	-	1.15 to 3.10		12.44 to 25.71
2009	75,245	8.08 to 9.39	691,584	-	1.15 to 2.65		28.80 to 30.75
2008	31,958	6.28 to 7.18	225,832	-	1.15 to 2.65		(40.07) to (39.79)

Oppenheimer Small- & Mid-Cap Growth Sub-Account (Non-Service)
2012	11,813,340	11.16 to 13.60	152,596,136	-	0.95 to 2.60		13.45 to 15.34
2011	13,024,851	9.84 to 11.79	146,649,684	-	0.95 to 2.60		(1.49) to 0.14
2010	14,726,679	9.99 to 11.78	166,318,155	-	0.95 to 2.60		24.20 to 26.26
2009	17,482,572	8.04 to 9.33	157,181,281	-	0.95 to 2.60		29.20 to 31.35
2008	18,778,765	6.22 to 7.10	129,119,208	-	0.95 to 2.60		(50.38) to (49.55)

Panorama Growth Sub-Account
2012[10]	-	-	-	1.25	1.18 to 1.65		13.75 to 13.92
2011	70,980	8.87 to 8.97	811,324	0.78	1.18 to 1.65		(1.39) to (0.93)
2010	76,214	9.00 to 9.05	881,501	1.13	1.18 to 1.65	[6]	13.62 to 14.16
2009	79,214	7.92 to 7.93	811,030	1.95	1.18 to 1.65	[6]	27.07 to 27.67
2008	79,642	6.21 to 6.23	648,287	1.75	1.18 to 1.65	[6]	(39.43) to (39.14)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)		Total Return[3] (Lowest to Highest)
Panorama Total Return Sub-Account
2012[9]	-	$-	$-	2.51%	1.18% to 1.65%		5.65% to 5.81%
2011	73,531	9.13 to 9.43	816,467	2.86	1.18 to 1.65		(1.40) to (0.94)
2010	81,458	9.22 to 9.57	931,654	1.71	1.18 to 1.65	[6]	14.79 to 15.33
2009	88,187	7.99 to 8.33	892,075	-	1.18 to 1.65	[6]	17.82 to 18.38
2008	116,954	6.75 to 7.07	1,017,092	3.52	1.18 to 1.65	[6]	(39.66) to (39.37)

PIMCO CommodityRealReturn® Strategy Sub-Account
2012	2,089,583	9.34 to 10.53	21,573,828	2.40	0.95 to 3.10		1.91 to 4.13
2011	2,134,199	9.16 to 10.12	21,231,648	13.89	0.95 to 3.10		(10.36) to (8.42)
2010	2,026,800	10.22 to 11.05	22,129,092	15.13	0.95 to 3.10		21.10 to 23.07
2009	1,863,374	8.47 to 8.98	16,577,155	6.00	0.95 to 2.65		37.91 to 40.28
2008	1,556,862	6.14 to 6.40	9,896,831	5.72	0.95 to 2.65		(45.11) to (44.39)

[1]

The investment income ratios represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

[2]

The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

[3]

The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the related minimum and maximum expense ratio amounts, some individual contract total returns and unit values are not within the ranges presented.

[4]	For the period May 1, 2009 (commencement of operations) through December 31, 2009.

[5]	For the period May 3, 2010 (commencement of operations) through December 31, 2010.

[6]

During 2011, the high end of the expense ratio for prior years was corrected to 1.65% from 2.00%. The ratios were corrected in order to exclude certain expenses charged directly to contract owners through a reduction of units that should not have been included in the expense ratio of the separate account. This change did not have any impact on actual expenses reflected in the Statement of Operations and only impacted the expense ratios. These corrections are not considered material to previously issued financial statements.

[7]

During 2011, the high end of the expense ratio for prior years was corrected to 1.40% from 1.55%. The ratios were corrected in order to exclude certain expenses charged directly to contract owners through a reduction of units that should not have been included in the expense ratio of the separate account. This change did not have any impact on actual expenses reflected in the Statement of Operations and only impacted the expense ratios. These corrections are not considered material to previously issued financial statements.

[8]	Effective April 27, 2012, this fund has closed and is no longer available.

[9]	For the period January 1, 2012 through April 27, 2012. Effective April 27, 2012, Panorama Total Return Sub-Account Portfolio merged into Oppenheimer Balanced Sub-Account.

[10]	For the period January 1, 2012 through April 27, 2012. Effective April 27, 2012, Panorama Growth Sub-Account merged into Oppenheimer Main Street Sub-Account.

[11]	For the period January 1, 2012 through October 26, 2012. Effective October 26, 2012 Oppenheimer High Income Sub-Account merged into Oppenheimer Global Strategic Income Sub-Account.

[12]	Prior to April 27, 2012, Invesco V.I. Diversified was formerly known as Invesco V.I. Dividend Growth.

[13]	Effective May 1, 2012 this fund became available as an investment option in the Separate Account.

[14]	For the period October 31, 2012 (commencement of operations) through December 31, 2012.

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

B.	The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account. The assessment of charges is based on the actual product and additional benefits or riders purchased.

Mortality and Expense Risk Charge*	This charge is equal, on an annual basis, to 0.80% - 1.60% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.

Administrative Charge	This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.

Administrative Contract Maintenance Charge	$0 - $40 per contract, annually.
This charge is assessed through the redemption of units.

Contingent Deferred Sales Charge/Surrender Charge	0% - 8%
This charge is assessed through the redemption of units.

Payment Protector Charge	This charge is equal, on an annual basis, to 0.00% - 0.50% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.

Additional Death Benefit Options
These charges are annualized and are assessed through either a reduction in unit values or the redemption of units.

A. Reset Death Benefit**	0.00% - 0.20%

B. Ratchet Death Benefit***	0.00% - 0.70%

C. 5% Roll Up Death Benefit	0.00% - 0.40%

D. Basic Death Benefit with Combination Feature	0.00% - 0.45%

Rider Charges
These charges are annualized and are assessed through either a reduction in unit values or the redemption of units.

A. Equalizer Benefit	0.00% - 0.50%

B. Nursing Home Waiver	0.00% - 0.05%

C. Earnings Enhancement Benefit	0.00% - 0.30%

D. 10% / 20% Free Withdrawal Amount	0.00% - 0.25%

E. 15% / 30% Free Withdrawal Amount	0.00% - 0.15%

F. Guaranteed Minimum Income Benefit (GMIB)	0.00% - 0.80%

G. Guaranteed Minimum Accumulation Benefit (GMAB)	0.00% - 0.95%

H. Guaranteed Minimum Withdrawal Benefit (GMWB)	0.00% - 0.95%

*	The Panorama Premier segment charges its contract owners a mortality and expense risk charge equal, on an annual basis, to 1.25% of the daily value of the assets invested in each fund. Subject to state availability, certificates issued on or after September 10, 2001 will receive an increase in the certificate value allocated to the fund by 0.15% on each certificate anniversary.
**	For Panorama Passage the charge for the Reset Death Benefit is 0.10% on an annual basis of the daily value of the certificate value allocated to the funds and the fixed accounts, unless the charge exceeds the maximum charge, in which case, the charge is the maximum charge. The maximum charge is 0.20% on an annual basis of the daily value of the certificate value allocated to the funds.
***	The Ratchet Death Benefit is 0.25% for Panorama Passage and 0.15% for Panorama Premier on an annual basis of the daily value of the certificate value allocated to the funds and the fixed accounts, unless that charge exceeds the maximum, in this case the charge is the maximum charge. The maximum charge is 0.35% if age 60 or less at certificate issue, 0.50% if age 61 through age 70 at certificate issue, and 0.70% if age 71 or older at certificate issue, of the certificate value allocated to the funds.

Certain contracts may offer credits which will result in the purchase of units.

F-60

Notes To Financial Statements (Continued)

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 4, 2013, the date the financial statements were issued and no subsequent events occurred requiring accrual or disclosure.

Independent Auditors’ Report

The Board of Directors and Policyholders of

Massachusetts Mutual Life Insurance Company:

We have audited the accompanying financial statements of Massachusetts Mutual Life Insurance Company (the Company), which comprise the statutory statements of financial position as of December 31, 2012 and 2011, and the related statutory statements of income, changes in surplus and cash flows for the three-year period ended December 31, 2012, and the related notes to the statutory financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. Management is also responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

LA2045	FF-1

The Board of Directors and Policyholders of

Massachusetts Mutual Life Insurance Company

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting principles and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2012 and 2011, or the results of its operations or its cash flows for the three-year period ended December 31, 2012.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2012 and 2011, and the results of its operations and its cash flows for the three-year period ended December 31, 2012, in accordance with statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance described in Note 2.

February 22, 2013

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2012	2011
	(In Millions)
Assets:

Bonds	$56,891	$53,464
Preferred stocks	336	323
Common stocks - subsidiaries and affiliates	5,775	4,982
Common stocks - unaffiliated	834	576
Mortgage loans	13,957	12,398
Policy loans	10,022	9,478
Real estate	1,133	1,192
Partnerships and limited liability companies	6,538	5,642
Derivatives and other invested assets	2,859	3,334
Cash, cash equivalents and short-term investments	2,816	1,631

Total invested assets	101,161	93,020

Investment income due and accrued	385	501
Federal income taxes	286	-
Deferred income taxes	607	1,058
Other than invested assets	870	857

Total assets excluding separate accounts	103,309	95,436

Separate account assets	52,340	41,532

Total assets	$155,649	$136,968

Liabilities and Surplus:

Policyholders’ reserves	$73,734	$68,536
Liabilities for deposit-type contracts	5,323	4,588
Contract claims and other benefits	320	320
Policyholders’ dividends	1,400	1,335
General expenses due or accrued	980	901
Federal income taxes	-	91
Asset valuation reserve	1,929	1,683
Securities sold under agreements to repurchase	3,822	3,580
Commercial paper	250	250
Derivative collateral	1,304	1,546
Other liabilities	1,569	1,196

Total liabilities excluding separate accounts	90,631	84,026

Separate account liabilities	52,331	41,525

Total liabilities	142,962	125,551

Surplus	12,687	11,417

Total liabilities and surplus	$155,649	$136,968

See note to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF INCOME

	Years Ended December 31,
	2012	2011	2010
	(In Millions)

Revenue:

Premium income	$20,327	$13,491	$11,163
Net investment income	4,928	4,783	4,425
Reserve adjustments on reinsurance ceded	57	48	69
Fees and other income	540	528	483

Total revenue	25,852	18,850	16,140

Benefits and expenses:

Policyholders’ benefits	10,921	10,109	10,214
Change in policyholders’ reserves	10,827	5,239	2,214
General insurance expenses	1,422	1,258	1,330
Commissions	605	541	521
State taxes, licenses and fees	159	139	131

Total benefits and expenses	23,934	17,286	14,410

Net gain from operations before dividends and federal income taxes	1,918	1,564	1,730

Dividends to policyholders	1,379	1,313	1,209

Net gain from operations before federal income taxes	539	251	521

Federal income tax benefit	(108)	(293)	(251)

Net gain from operations	647	544	772

Net realized capital gains (losses) after tax and transfers to interest maintenance reserve	109	(199)	(237)

Net income	$756	$345	$535

See note to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN SURPLUS

		Years Ended December 31,
	2012	2011	2010
	(In Millions)

Surplus, beginning of year	$11,417	$10,352	$9,259

Increase (decrease) due to:
Net income	756	345	535
Change in net unrealized capital gains, net of tax	743	1,432	685
Change in net unrealized foreign exchange capital (losses) gains, net of tax	(8)	(53)	9
Change in other net deferred income taxes	(551)	(11)	(8)
Change in nonadmitted assets	156	(120)	69
Change in reserve valuation basis	-	-	(7)
Change in asset valuation reserve	(246)	(255)	(286)
Change in surplus notes	399	-	-
Prior period adjustments	(32)	1	17
Change in minimum pension liability	52	(273)	80
Other	1	(1)	(1)

Net increase	1,270	1,065	1,093

Surplus, end of year	$12,687	$11,417	$10,352

See note to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2012	2011	2010
	(In Millions)

Cash from operations:
Premium and other income collected	$20,879	$14,046	$11,726
Net investment income	4,789	4,503	4,288
Benefit payments	(10,670)	(9,963)	(10,105)
Net transfers (to) from separate accounts	(5,755)	(997)	140
Commissions and other expenses	(2,021)	(2,164)	(1,982)
Dividends paid to policyholders	(1,313)	(1,208)	(1,217)
Federal and foreign income taxes recovered	26	88	309

Net cash from operations	5,935	4,305	3,159

Cash from investments:
Proceeds from investments sold, matured or repaid:
Bonds	16,842	18,638	16,753
Common stocks - unaffiliated	121	101	72
Mortgage loans	2,056	1,990	1,898
Real estate	103	115	135
Partnerships	1,006	1,031	738
Preferred and affiliated common stocks	657	204	754
Other	(68)	770	(193)

Total investment proceeds	20,717	22,849	20,157

Cost of investments acquired:
Bonds	(19,737)	(21,216)	(19,990)
Common stocks - unaffiliated	(329)	(441)	(52)
Mortgage loans	(3,582)	(3,159)	(1,991)
Real estate	(121)	(245)	(196)
Partnerships	(1,515)	(1,327)	(1,381)
Preferred and affiliated common stocks	(474)	(736)	(488)
Other	(69)	31	(14)

Total investments acquired	(25,827)	(27,093)	(24,112)
Net increase in policy loans	(543)	(519)	(474)

Net cash used in investing activities	(5,653)	(4,763)	(4,429)

Cash from financing and other sources:
Net deposits on deposit-type contracts	588	905	702
Cash provided from surplus notes	399	-	-
Change in securities sold under agreements to repurchase	242	(303)	443
Change in derivative collateral	(242)	259	(522)
Other cash (used) provided	(84)	89	(465)

Net cash from financing and other sources	903	950	158

Net change in cash, cash equivalents and short-term investments	1,185	492	(1,112)
Cash, cash equivalents and short-term investments, beginning of year	1,631	1,139	2,251

Cash, cash equivalents and short-term investments, end of year	$2,816	$1,631	$1,139

See note to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1.	Nature of operations

These statutory financial statements include the accounts of Massachusetts Mutual Life Insurance Company (the Company), which is organized as a mutual life insurance company.

MassMutual Financial Group (MMFG) is a global, diversified financial services organization comprised of the Company and its subsidiaries. The Company and its subsidiaries provide life insurance, disability income insurance, long-term care insurance, annuities, retirement products, investment management, mutual funds and trust services to individual and institutional customers.

2.	Summary of significant accounting policies

a.	Basis of presentation

The statutory financial statements have been prepared in conformity with the statutory accounting practices of the National Association of Insurance Commissioners (NAIC) and the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (the Division).

Statutory accounting practices are different in some respects from financial statements prepared in accordance with United States of America (U.S.) generally accepted accounting principles (GAAP). The more significant differences between statutory accounting principles and U.S. GAAP are as follows: (a) bonds are generally carried at amortized cost, whereas U.S. GAAP generally reports bonds at fair value; (b) changes in the fair value of derivative financial instruments are recorded as changes in surplus, whereas U.S. GAAP generally reports these changes as revenue unless deemed an effective hedge; (c) interest rate swap replications are carried at amortized cost, whereas U.S. GAAP would carry these at fair value; (d) embedded derivatives are recorded as part of the underlying contract, whereas U.S. GAAP would identify and bifurcate certain embedded derivatives from the underlying contract or security and account for them separately at fair value; (e) income recognition on partnerships and limited liability companies (LLCs), which are accounted for under the equity method, is limited to the amount of cash distribution, whereas U.S. GAAP does not have this limitation; (f) majority-owned noninsurance subsidiaries, variable interest entities where the Company is the primary beneficiary, and certain other controlled entities are accounted for using the equity method, whereas U.S. GAAP would consolidate these entities; (g) changes in the balances of deferred income taxes, which provide for book versus tax temporary differences, are subject to limitation and are recorded in surplus, whereas U.S. GAAP would generally include the change in deferred taxes in net income; (h) certain group annuity and variable universal life contracts, which do not pass-through all investment gains to contract holders, are maintained in the separate accounts and are presented on a single line in the statutory financial statements, whereas U.S. GAAP reports these contracts as general investments of the Company; (i) assets are reported at admitted asset value and assets designated as nonadmitted are excluded through a charge against surplus, whereas U.S. GAAP recognizes all assets, subject to valuation allowances; (j) statutory policy reserves are based upon prescribed methods, such as the Commissioners’ Reserve Valuation Method, Commissioners’ Annuity Reserve Valuation Method or net level premium method, and prescribed statutory mortality, morbidity and interest assumptions, whereas U.S. GAAP reserves would generally be based upon the net level premium method or the estimated gross margin method with estimates of future mortality, morbidity, persistency and interest; (k) policyholder reserves are presented net of reinsurance ceded, unearned ceded premium and unpaid ceded claims, whereas U.S. GAAP would report these reinsurance balances as an asset; (l) an asset valuation reserve (AVR) is reported as a contingency reserve to stabilize surplus against fluctuations in the statement value of common stocks, real estate investments, partnerships and LLCs as well as credit-related declines in the value of bonds, mortgage loans and certain derivatives to the extent AVR is greater than zero for the appropriate asset category, whereas U.S. GAAP does not record this reserve; (m) after-tax realized capital gains (losses) that result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities are deferred into the interest maintenance reserve (IMR) and amortized into revenue, whereas U.S. GAAP reports these gains and losses as revenue; (n) changes to the mortgage loan valuation allowance are recognized in net unrealized capital gains (losses), net of tax, in the Statutory Statements of Changes in Surplus, whereas U.S. GAAP reports these changes in net realized capital gains (losses); (o) a prepaid pension asset and/or a liability is recorded for the difference between the fair value of the pension and other postretirement plan assets and the accumulated benefit obligation (which excludes nonvested employees) with the change recorded in surplus, whereas for U.S. GAAP purposes, the

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

over/underfunded status of a plan, which is the difference between the fair value of the plan assets and the projected benefit obligation, is recorded as an asset or liability with the change recorded through accumulated other comprehensive income; (p) surplus notes are reported in surplus, whereas U.S. GAAP would report these notes as liabilities; (q) payments received for universal and variable life insurance products, certain variable and fixed deferred annuities and group annuity contracts are reported as premium income and corresponding change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances; (r) certain acquisition costs, such as commissions and other variable costs, directly related to acquiring new business are charged to current operations as incurred, whereas U.S. GAAP generally capitalizes these expenses and amortizes them based on profit emergence over the expected life of the policies or over the premium payment period; and (s) comprehensive income is not presented, whereas U.S. GAAP presents changes in unrealized capital gains (losses) and foreign currency translations as other comprehensive income.

The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of assets and liabilities as of the date of the statutory financial statements and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates include those used in determining the carrying values of investments including the amount of mortgage loan investment valuation reserves, other-than-temporary impairment(s) (OTTI), the value of the investment in MassMutual Holding LLC (MMHLLC), the liabilities for policyholders’ reserves, the determination of admissible deferred tax assets (DTAs), the liability for taxes and litigation contingencies. Future events including, but not limited to, changes in the level of mortality, morbidity, interest rates, persistency, asset valuations and defaults could cause results to differ from the estimates used in the statutory financial statements. Although some variability is inherent in these estimates, management believes the amounts presented are appropriate.

b.	Corrections of errors and reclassifications

Under statutory accounting principles, corrections of prior year errors are recorded in current year surplus on a pretax basis with any associated tax impact reported through earnings.

The following summarizes corrections of prior year errors:

	Year Ended December 31, 2012

	Increase (Decrease) to:		Correction

	Prior Year Income	Current Year Surplus	of Asset or Liability Balances

	(In Millions)

Policyholders’ reserves	$(22)	$(22)	$22
General insurance expenses	(11)	(11)	11
Reinsurance	(3)	(3)	3
Partnership income	4	4	(4)

Total	$(32)	$(32)	$32

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	Year Ended December 31, 2011

	Increase (Decrease) to:			Correction

	Prior Year Income	Prior Year Surplus	Current Year Surplus	of Asset or Liability Balances

	(In Millions)

Policyholders’ reserves	$(11)	$-	$(11)	$11
General insurance expenses	(8)	-	(8)	8
Partnership income	(7)	2	(5)	5
Other	8	-	8	(8)
Derivatives	7	-	7	(7)
Fixed assets	5	-	5	(5)
Premium income	5	-	5	(5)
Prepaid commissions and allowances	2	(2)	-	-

Total	$1	$-	$1	$(1)

	Year Ended December 31, 2010

	Increase (Decrease) to:			Correction

	Prior Year Income	Prior Year Surplus	Current Year Surplus	of Asset or Liability Balances

	(In Millions)

Separate account income	$(21)	$-	$(21)	$21
Partnership income	(20)	20	-	-
Reinsurance	(5)	-	(5)	5
Policy loans	(4)	-	(4)	4
Prepaid commissions and allowances	36	(36)	-	-
Policyholders’ reserves	24	-	24	(24)
Impaired asset	5	-	5	(5)
Other	2	-	2	(2)

Total	$17	$(16)	$1	$(1)

For the year ended December 31, 2010, the $20 million correction for partnership income was a reclassification within surplus and therefore had no impact to surplus. Additionally, prepaid commissions and allowances of $36 million were recorded and then nonadmitted through the Statutory Statements of Changes in Surplus. Previously the Company directly expensed these costs.

Certain prior year amounts within these financial statements have been reclassified to conform to the current year presentation.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Bonds

Bonds are generally valued at amortized cost using the constant yield interest method with the exception of NAIC Category 6 bonds, which are obligations that are in or near default, and certain residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), which are rated by outside modelers, which are carried at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other securities. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bond transactions are recorded on a trade date basis, except for private placement bonds that are recorded on the funding date.

For fixed income securities that do not have a fixed schedule of payments, such as asset-backed securities (ABS), mortgage-backed securities (MBS), including RMBS and CMBS, and structured securities, including collateralized debt obligations (CDOs), amortization or accretion is revalued quarterly based on the current estimated cash flows, using either the prospective or retrospective adjustment methodologies for each type of security. Certain fixed income securities with the highest ratings from a rating agency follow the retrospective method of accounting. Under the retrospective method, the recalculated effective yield equates the present value of the actual and anticipated cash flows, including new prepayment assumptions, to the original cost of the investment. Prepayment assumptions are based on borrower constraints and economic incentives such as the original term, age and coupon of the loan as affected by the interest rate environment. The current carrying value is then increased or decreased to the amount that would have resulted had the revised yield been applied since inception, and investment income is correspondingly decreased or increased. All other fixed income securities, such as floating rate bonds and interest only securities, including those that have been impaired, follow the prospective method of accounting. Under the prospective method, the recalculated future effective yield equates the carrying value of the investment to the present value of the anticipated future cash flows.

The fair value of bonds is based on quoted market prices when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values provided by other third-party organizations are unavailable, fair value is estimated using internal models by discounting expected future cash flows using observable current market rates applicable to yield, credit quality and maturity of the investment or using quoted market values for comparable investments. Internal inputs used in the determination of fair value include estimated prepayment speeds, default rates, discount rates and collateral values, among others. Structure characteristics and cash flow priority are also considered. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants at the financial statement date.

Refer to Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

d.	Preferred stocks

Preferred stocks in good standing are generally valued at amortized cost. Preferred stocks not in good standing, those which are rated Categories 4 through 6 by the Securities Valuation Office (SVO) of the NAIC, are valued at the lower of amortized cost or fair value. Fair values are based on quoted market prices, when available. If quoted market prices are not available, the Company estimates fair value using broker-dealer quotations or internal models. These models use inputs not directly observable or correlated with observable market data. Typical inputs integrated into the Company’s internal discounted expected earnings models include, but are not limited to, earnings before interest, taxes, depreciation and amortization estimates. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants at the financial statement date.

Refer to Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

e.	Common stocks - subsidiaries and affiliates

Common stocks of unconsolidated subsidiaries, primarily C.M. Life Insurance Company (C.M. Life), MML Bay State Life Insurance Company (MML Bay State) and MMHLLC, are accounted for using the statutory equity method. The Company accounts for the value of its investment in its subsidiary, MMHLLC, at its underlying U.S. GAAP net equity adjusted to remove certain nonadmitted and intangible assets, as well as a portion of its noncontrolling interests (NCI) and appropriated retained earnings (ARE), after consideration of MMHLLC’s fair value and the Company’s capital levels. The Division has affirmed the statutory recognition of the Company’s application of the NCI guidelines in MMHLLC’s statutory carrying value. However, the Company has limited this recognition to $2,165 million and $2,015 million as of December 31, 2012 and 2011, respectively. Operating results, less dividend distributions, for MMHLLC are reflected as net unrealized capital gains (losses) in the Statutory Statements of Changes in Surplus. Dividend distributions received from MMHLLC are recorded in net investment income and are limited to MMHLLC’s U.S. GAAP retained earnings. The cost basis of common stocks - subsidiaries and affiliates is adjusted for impairments deemed to be other than temporary, consistent with common stocks - unaffiliated.

Refer to Note 4d. “Common stocks – subsidiaries and affiliates” for further information on the valuation of MMHLLC.

f.	Common stocks - unaffiliated

The fair value of common stocks is based on quoted market prices when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values from other third parties are unavailable, fair values are determined by management using estimates based upon internal models. The Company’s internal models include estimates based upon comparable company analysis, review of financial statements, broker quotes and last traded price. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants at the financial statement date.

Refer to Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

g.	Mortgage loans

Mortgage loans are valued at the unpaid principal balance of the loan, net of unamortized premium and discount, valuation allowances, nonrefundable commitment fees and mortgage interest points. The mortgage loan portfolio is comprised of commercial mortgage loans, including mezzanine loans, and residential mortgage loans. Mezzanine loans are loans secured by a pledge of direct or indirect equity interest in an entity that owns real estate. Mezzanine loans are subordinate to senior secured first liens. However, the Company has negotiated provisions with the senior lender, within the loan documents to maximize control with the objective of mitigating the Company’s risks as the mezzanine lender. Residential mortgage loans are seasoned pools of homogeneous residential mortgage loans substantially backed by Federal Housing Administration (FHA) and Veterans Administration (VA) guarantees.

Interest income earned on impaired loans is accrued on the outstanding principal balance of the loan based on the loan’s contractual coupon rate. Interest is not accrued for impaired loans more than 60 days past due, for loans delinquent more than 90 days, or when collection of interest is improbable. The Company continually monitors mortgage loans where the accrual of interest has been discontinued, and will resume the accrual of interest on a mortgage loan when the facts and circumstances of the borrower and property indicate that the payments will continue to be received according to the terms of the original or modified mortgage loan agreement.

Refer to Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

h.	Policy loans

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy. At issuance, policy loans are fully secured by the cash surrender value of the policy. Unsecured amounts can occur when subsequent charges are incurred on the underlying policy without the receipt of additional premium. If the premium is not paid during the contractual grace period, the policy will lapse. Unsecured nonadmitted amounts were less than $1 million as of December 31, 2012 and 2011. Policy loans earn interest calculated based upon either a fixed or a variable interest rate. Accrued investment income on policy loans more than 90 days past due is included in the unpaid balance of the policy loan not to exceed the cash surrender value of the underlying contract.

i.	Real estate

Investment real estate, which the Company has the intent to hold for the production of income, and real estate occupied by the Company, are carried at depreciated cost, less encumbrances. Depreciation is calculated using the straight-line method over the estimated useful life of the real estate holding, not to exceed 40 years. Depreciation expense is included in net investment income.

Real estate, held for sale, is initially carried at the lower of depreciated cost or fair value less estimated selling costs at the time the property is deemed held for sale and is no longer depreciated. Adjustments to carrying value, including for further declines in fair value, are recorded in a valuation reserve which is included in realized capital losses.

Fair value is generally estimated using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks. The Company also obtains external appraisals for a rotating selection of properties annually. If an external appraisal is not obtained, an internal appraisal is performed.

Refer to Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

j.	Partnerships and limited liability companies

Partnerships and LLCs, except for partnerships which generate low income housing tax credits (LIHTC), are accounted for using the equity method with the change in the equity value of the underlying investment recorded in surplus. Distributions received are recognized as net investment income to the extent the distribution does not exceed previously recorded accumulated undistributed earnings.

Investments in partnerships which generate LIHTC are carried at amortized cost unless considered impaired. Under the amortized cost method, the excess of the carrying value of the investment over its estimated residual value is amortized into income during the period in which tax benefits are recognized.

The equity method is suspended if the carrying value of the investment is reduced to zero due to losses from the investment. Once the equity method is suspended, losses are not recorded until the investment returns to profitability and the equity method is resumed. However, if the Company has guaranteed obligations of the investment or is otherwise committed to provide further financial support for the investment, losses will continue to be reported up to the amount of those guaranteed obligations or commitments.

Refer to Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

k.	Derivatives and other invested assets

Derivatives and other invested assets consist of investments in derivative financial instruments and receivables for securities sold.

Interest rate swaps associated with replicated assets are valued at amortized cost and all other derivative financial instruments are carried at estimated fair value, which is based primarily upon quotations obtained from counterparties and independent sources. The quotations from counterparties and independent sources are compared to internally derived prices and a price challenge is lodged with the counterparties and independent sources when a significant difference cannot be explained by appropriate adjustments to the internal model. When quotes from counterparties and independent sources are not available or are considered not reliable, the internally derived value is recorded. Changes in the fair value of these instruments other than interest rate swaps associated with replicated assets are recorded as unrealized capital gains (losses) in surplus. Gains and losses realized on the termination, closing or assignment of contracts are recorded as realized capital gains (losses). Amounts receivable and payable are accrued as net investment income.

l.	Cash, cash equivalents and short-term investments

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash and cash equivalents and carries them at amortized cost.

Short-term investments, which are carried at amortized cost, consist of all highly liquid investments purchased with maturities of greater than three months and less than or equal to 12 months. Investments in short-term bonds and money market mutual funds are classified as short-term investments.

The carrying value reported in the Statutory Statements of Financial Position for cash, cash equivalents and short-term investment instruments approximates the fair value.

The Company has entered into contracts for securities purchased under agreements to resell whereby the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. Securities purchased under agreements to resell are accounted for as collateralized loans, with the cash paid for the securities included in the Statutory Statements of Cash Flows as a short-term investment. The underlying securities are not recorded as investments owned by the Company, but instead serve as collateral related to these short-term investments. The difference between the amount paid and the amount at which the securities will be subsequently resold is reported as interest income in net investment income. At purchase, the Company requires collateral in the form of securities with a fair value of a minimum of 102% of the securities’ purchase price. If at anytime the fair value of the collateral declines to less than 100% of the securities’ purchase price, the counterparty is obligated to provide additional collateral to bring the total collateral held by the Company to at least 102% of the securities’ purchase price.

m.	Investment income due and accrued

Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is nonadmitted on: (a) bonds and mortgage loans delinquent more than 90 days or where collection of interest is improbable; (b) impaired bonds and mortgage loans more than 60 days past due; (c) bonds in default; (d) rent in arrears for more than 90 days; and (e) policy loan interest due and accrued more than 90 days past due and included in the unpaid balance of the policy loan in excess of the cash surrender value of the underlying contract.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

n.	Other than invested assets

Other than invested assets primarily includes deferred and uncollected premium, reinsurance receivables, other receivable items and fixed assets.

Fixed assets are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are determined using the straight-line method over the estimated useful lives of the assets. Estimated lives range up to fifteen years for leasehold improvements and up to eleven years for all other fixed assets. Within fixed assets, most unamortized software and office equipment are nonadmitted assets.

o.	Nonadmitted assets

Assets designated as nonadmitted by the NAIC primarily include pension plan assets, certain electronic data processing (EDP) equipment, advances and prepayments, certain investments in partnerships for which audits are not performed, certain other receivables, furniture, uncollected premiums and certain intangible assets. These assets are designated as nonadmitted and are excluded from the Statutory Statements of Financial Position through a charge against surplus.

p.	Separate accounts

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of group and individual variable annuity, variable life and other insurance contract/policyholders to meet specific investment objectives. Separate account assets consist principally of marketable securities reported at fair value. Except for the Company’s seed money and supplemental accounts, as noted below, separate account assets can only be used to satisfy separate account liabilities and are not available to satisfy the general obligations of the Company. The Company’s revenue reflects fees charged to the separate accounts including administrative and investment advisory fees.

Assets may be transferred from the general investments of the Company to seed the separate accounts. When assets are transferred to separate accounts, they are transferred at fair market value on the date the transaction occurs. Gains related to the transfer are deferred to the extent that the Company maintains a proportionate interest in the separate account. The deferred gain is recognized as the Company’s ownership decreases or when the separate account sells the underlying asset during the normal course of business. Losses associated with these transfers are recognized immediately.

Separate accounts reflect two categories of risk assumption: nonguaranteed separate accounts for which the contract/policyholder assumes the investment risk and guaranteed separate accounts for which the Company contractually guarantees either a minimum return or minimum account value to the contract/policyholder. For certain guaranteed separate account products such as interest rate guaranteed products and indexed separate account products, reserve adequacy is performed on a contract by contract basis using, as applicable, prescribed interest rates, mortality rates and asset risk deductions. If the outcome from this adequacy analysis produces a deficiency relative to the current account value, a liability is recorded in policyholders’ reserves or liabilities for deposit-type contracts in the Statutory Statements of Financial Position with the corresponding change in the liability recorded as change in policyholders' reserves or policyholders’ benefits in the Statutory Statements of Income.

Premium income, benefits and expenses of the separate accounts are included in the Statutory Statements of Income with the offset recorded in policyholders’ reserves. Investment income and realized capital gains (losses) on the assets of separate accounts, other than seed money, accrue to contract/policyholders and are not recorded in the Statutory Statements of Income. Unrealized capital gains (losses) on assets of separate accounts accrue to contract/policyholders and, accordingly, are reflected in the separate account liability to the contract/policyholder.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

q.	Policyholders’ reserves

Policyholders’ reserves provide for the present value of estimated future obligations in excess of estimated future premium on policies in force.

Reserves for individual life insurance contracts are developed using accepted actuarial methods computed principally on the net level premium or Commissioners’ Reserve Valuation Method (CRVM) bases using the American Experience or the 1941, 1958, 1980 or the 2001 Commissioners’ Standard Ordinary mortality tables with assumed interest rates. Reserves for disability riders associated with life contracts are calculated using morbidity rates from the 1952 Period 2 Intercompany Disability Table.

The Company waives deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Reserves are computed using continuous functions to reflect these practices.

The Company charges a higher premium on certain contracts that cover substandard mortality risk. For these policies, the reserve calculations are based on a substandard mortality rate, which is a multiple of the standard mortality tables.

In order to maintain a prudent level of reserve adequacy, the Company elected to hold additional life insurance reserves over and above the amounts calculated by the methods described above.

Certain variable universal life and universal life contracts include features such as guaranteed minimum death benefits (GMDB) or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit. The liability for variable and universal life GMDBs and other guarantees is included in policyholders’ reserves and the related change in this liability is included in change in policyholders’ reserves.

Reserves for individual and group payout annuities are developed using accepted actuarial methods computed principally under Commissioners’ Annuity Reserve Valuation Method (CARVM) using applicable interest rates and mortality tables. Individual payout annuities primarily use the 1971 and 1983 Individual Annuity Mortality and Annuity 2000 tables. Group payout annuities primarily use the 1983 Group Annuity Mortality and 1994 Group Annuity Reserving tables.

Certain individual variable annuity products issued by the Company have offered a variety of additional guarantees such as GMDBs and variable annuity guaranteed living benefits (VAGLB). The primary types of VAGLBs offered by MassMutual are guaranteed minimum accumulation benefits (GMAB), guaranteed minimum income benefits (GMIB) including Basic and Plus and guaranteed minimum withdrawal benefits (GMWB). In general, these benefit guarantees require the contract or policyholder to adhere to a company-approved asset allocation strategy. The liabilities for individual variable annuity GMDBs and VAGLBs are included in policyholders’ reserves and the related changes in these liabilities are included in change in policyholders’ reserves.

Variable annuity GMDBs provide a death benefit in excess of the account value if the account value is less than the guaranteed minimum amount. Some contracts provide that guarantee upon the contract owner’s death and others provide it upon the annuitant’s death. This amount may be based on a return of premium (the premium paid less amounts withdrawn), a roll-up (an accumulation of premium at a specified interest rate adjusted for withdrawals), a reset (the contract value on a specified anniversary date adjusted for subsequent withdrawals, which is allowed to decrease when reset) or a ratchet (the contract value on a specified anniversary date adjusted for subsequent withdrawals, which is never allowed to decrease when reset). For a variable annuity contract, a decline in the stock market causing the contract value to fall below the specified amount will increase the net amount at risk, which is the GMDBs in excess of the contract value.

GMABs provide the annuity contract holder with a guaranteed minimum account value at the end of the product’s guarantee period. If the account value is below that guarantee at the end of the period, the account value is increased to the guaranteed level and the contract continues from that point. Options for the guarantee period are ten and twenty years.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

GMWBs provide the annuity contract holder with a guarantee that a minimum amount will be available for withdrawal annually for life regardless of the contract value.

GMIBs provide the annuity contract holder with a guaranteed minimum payment when the contract is annuitized. The GMIB would be beneficial to the contract holder if the contract holder’s account value would otherwise not provide a higher annuitization value using currently offered rates at the time of annuitization. GMIBs generally anticipate payout between ages 60 and 90. The Company first issued GMIB Basic in 2002 and suspended issuing these contracts in August 2007. These GMIB Basic contracts cannot be annuitized within seven years of issuance and do not have access to the guarantee value other than through annuitization.

In September 2007, GMIB Plus replaced GMIB Basic and continued through March 2009. GMIB Plus includes a product version which provides a minimum floor amount that can be applied to an annuity option. The GMIB Plus value is equal to the initial purchase amount increased by a compound annual interest rate. The GMIB Plus also provides the annuity contract holder with a withdrawal feature. This withdrawal feature allows a dollar for dollar withdrawal, which lowers the GMIB Plus value for each dollar withdrawn up to the amount of interest credited to the GMIB Plus value for the year. GMIB Plus cannot be annuitized within ten years of contract issuance as the rider can only be exercised after a ten year waiting period has elapsed. This was only available upon contract issuance.

Reserves for individual and group fixed deferred annuities are developed using accepted actuarial methods computed principally under CARVM using applicable interest rates and mortality tables. Individual deferred annuities primarily use the 1971 and 1983 Individual Annuity Mortality and Annuity 2000 tables. Group deferred annuities primarily use the 1983 Group Annuity Mortality and 1994 Group Annuity Reserving tables.

Reserves for individual and group variable deferred annuities are developed using accepted actuarial methods computed principally under CARVM for variable annuities using applicable interest rates and mortality tables. Individual variable deferred annuities primarily use the 1994 Minimum Guaranteed Death Benefit or Annuity 2000 tables. The liability is evaluated under both a standard scenario and stochastic scenarios net of currently held applicable hedge asset cash flows. The Company holds the reserve liability valuation at the higher of the standard or stochastic scenario values. Based on the Company’s currently held hedges, if market interest rates increase, the fair value of the Company hedges would decrease in value and reserves would decrease. Should market interest rates decrease, the fair value of the Company hedges would increase in value and reserves would increase. In addition, the Company elected to hold additional reserves above those indicated based on the stochastic or standard scenario in order to maintain a prudent level of reserve adequacy.

The standard scenario is a prescriptive reserve with minimal company discretion. The primary driver of the standard scenario result is the composition of the in force policies, with the key factor being the extent to which the product guarantees are “in the money.” The value of the reserve guarantees under the standard scenario is driven primarily by equity markets.

For the stochastic scenarios, the Company uses the American Academy of Actuaries’ scenarios. Prudent estimate assumptions used for policyholder behavior (lapses, partial withdrawals, annuitization and additional premium), mortality, expenses and commissions, investment management fees and taxes are consistent with those used for asset adequacy testing and are based on Company experience. The key drivers for the stochastic results are the degree that the variable annuity benefits are “in the money” given equity market levels, policyholder elections for GMIBs, currently held applicable hedge asset cash flows, expenses and discount interest rates.

Disability income policy reserves are generally calculated using the two-year preliminary term method and actuarially accepted morbidity tables using the 1964 Commissioners’ Disability Table and the 1985 Commissioners’ Individual Disability Table A with assumed interest and mortality rates in accordance with applicable statutes and regulations.

Disabled life claim reserves are generally calculated using actuarially accepted methodologies and actuarially accepted morbidity tables using the 1964 Commissioners’ Disability Table and 1985 Commissioners’ Individual Disability Tables A and C with assumed interest rates in accordance with applicable statutes and regulations.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Long-term care policy reserves are generally calculated using the one-year preliminary term method and actuarially accepted morbidity, mortality and lapse tables with assumed interest rates in accordance with applicable statutes and regulations.

Long-term care claim reserves are generally calculated using actuarially accepted methodologies and actuarially accepted morbidity tables with assumed interest rates in accordance with applicable statutes and regulations.

Unpaid claims and claim expense reserves are related to disability and long-term care claims. Unpaid disability claim liabilities are projected based on the average of the last three disability payments. Claim expense reserves are based on an analysis of the unit expenses related to the processing and examination of new and ongoing claims. Interest accrued on reserves is calculated by applying NAIC prescribed interest rates to the average reserves by incurral year.

Tabular interest, tabular reserves less actual reserves released, and tabular cost for all life and annuity contracts and supplementary contracts involving life contingencies are determined in accordance with NAIC Annual Statement instructions. For tabular interest, whole life and term products use a formula that applies a weighted average interest rate determined from a seriatim valuation file to the mean average reserves. Universal life, variable life, group life, annuity and supplemental contracts use a formula that applies a weighted average credited rate to the mean account value. For contracts without an account value (e.g., a Single Premium Immediate Annuity) a weighted average statutory valuation rate is applied to the mean statutory reserve or accepted actuarial methods using applicable interest rates are applied.

All policyholders’ reserves and accruals are based on the various estimates discussed previously and are presented net of reinsurance. Management believes that these liabilities and accruals represent management’s best estimate and will be sufficient, in conjunction with future revenues, to meet future anticipated obligations of policies and contracts in force.

r.	Liabilities for deposit-type contracts

Liabilities for funding agreements, dividend accumulations, premium deposit funds, investment-type contracts such as supplementary contracts not involving life contingencies and certain structured settlement annuities are based on account value or accepted actuarial methods using applicable interest rates. Fair value is estimated by discounting expected future cash flows using current market interest rates.

s.	Participating contracts

Participating contracts are those that may be eligible to share in any dividends declared by the Company. Participating contracts issued by the Company represented 66% and 69% of the Company’s policyholders’ reserves and liabilities for deposit-type contracts as of December 31, 2012 and 2011, respectively.

t.	Policyholders’ dividends

Dividends expected to be paid to policyholders in the following year are approved annually by MassMutual’s Board of Directors and are recorded as an expense in the current year. The allocation of these dividends to policyholders reflects the relative contribution of each group of participating policies to surplus and considers, among other factors, investment returns, mortality and morbidity experience, expenses and taxes. The liability for policyholders’ dividends includes the estimated amount of annual dividends and settlement dividends. Settlement dividends are an extra dividend payable at termination of a policy upon maturity, death or surrender.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

u.	Asset valuation reserve

The Company maintains an AVR that is a contingency reserve to stabilize surplus against fluctuations in the statement value of common stocks, real estate investments, partnerships and LLCs as well as credit-related changes in the value of bonds, preferred stocks, mortgage loans, and certain derivatives to the extent that AVR is greater than zero for the appropriate asset category. The AVR is reported as a liability and the change in AVR, net of tax, is reported in surplus.

v.	Interest maintenance reserve

The Company maintains an IMR that is used to stabilize net income against fluctuations in interest rates. After-tax realized capital gains (losses), which result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities, are deferred into the IMR and amortized into revenue using the grouped amortization method. The IMR is included in other liabilities or if negative, is nonadmitted.

w.	Securities sold under agreements to repurchase

The Company has entered into contracts for securities sold under agreements to repurchase whereby the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. Securities sold under agreements to repurchase are accounted for as collateralized borrowings with the proceeds from the sale of the securities recorded as a liability and the underlying securities recorded as an investment by the Company. Earnings on these investments are recorded as investment income and the difference between the proceeds and the amount at which the securities will be subsequently reacquired is amortized as interest expense. Securities sold under agreements to repurchase are used as a tool for overall portfolio management to help ensure the Company maintains adequate assets in order to provide yield, spread and duration to support liabilities and other corporate needs.

The Company provides collateral, as dictated by the repurchase agreements, to the counterparty in exchange for a loan. If the fair value of the securities sold becomes less than the loan, the counterparty may require additional collateral.

x.	Commercial paper

The Company issues commercial paper in the form of unsecured notes (Notes). Interest on the Notes is calculated using a 360-day year based on the actual number of days elapsed. Due to the short-term nature of the Notes, the carrying value is assumed to approximate fair value.

y.	Other liabilities

Other liabilities primarily consist of IMR, derivative payables, amounts held for agents, remittances and items not allocated, pending security settlements and other liabilities including unearned income.

z.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business to limit its insurance risk.

Premium income, benefits to policyholders and policyholders’ reserves are stated net of reinsurance. Premium, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded and modified coinsurance reserve adjustments on reinsurance ceded are recorded as revenue.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

aa.	Premium and related expense recognition

Life insurance premium revenue is generally recognized annually on the anniversary date of the policy. However, premium for flexible products, primarily universal life and variable universal life contracts, is recognized as revenue when received. Annuity premium is recognized as revenue when received. Disability income and long-term care premium is recognized as revenue when due.

Premium revenue is adjusted by the related deferred premium adjustment. Deferred premium adjusts for the overstatement created in the calculation of reserves as the reserve computation assumes the entire year’s net premium is collected annually at the beginning of the policy year and does not take into account installment or modal payments. Commissions and other costs related to issuance of new policies and policy maintenance and settlement costs are charged to current operations when incurred. Surrender fee charges on certain life and annuity products are recorded as a reduction of benefits and expenses.

bb.	Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)

Realized capital gains (losses), net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Realized capital gains (losses) are recognized in net income and include OTTI, and are determined using the specific identification method.

Bonds - general

The Company employs a systematic methodology to evaluate OTTI by conducting a quarterly analysis of all bonds. The Company considers the following factors, where applicable depending on the type of securities, in the evaluation of whether a noninterest related decline in value is other than temporary: (a) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security; (b) the present value of the expected future cash flows of the security; (c) the characteristics, quality and value of the underlying collateral or issuer securing the position; (d) collateral structure; (e) the length of time and extent to which the fair value has been below amortized cost; (f) the financial condition and near-term prospects of the issuer; (g) adverse conditions related to the security or industry; (h) the rating of the security; and (i) the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery to amortized cost.

The Company considers the following factors in the evaluation of whether a noninterest related decline in value is other than temporary: (a) the Company’s near-term intent to sell; (b) the Company’s contractual and regulatory obligations; and (c) the Company’s ability and intent not to sell the investment until anticipated recovery of the cost of the investment.

The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

For corporate securities, if it is determined that a decline in the fair value of a bond is other than temporary, an OTTI is recognized in earnings as a realized loss equal to the difference between the investment’s amortized cost basis and, generally, its fair value at the balance sheet date. For loan-backed and structured securities, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized in earnings as a realized loss equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected. The expected cash flows are discounted at the security’s effective interest rate. Internal inputs used in determining the amount of the OTTI on structured securities include collateral performance including prepayment speeds, default rates, and loss severity based on borrower and loan characteristics, as well as deal structure including subordination, over-collateralization and cash flow priority. In addition, if the Company has the intent to sell, or the inability, or lack of intent to retain the investment for a period sufficient to recover the amortized cost basis, an OTTI is recognized in earnings as a realized loss equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

When a bond is other-than-temporarily impaired, a new cost basis is established. For loan-backed and structured securities, any difference between the new amortized cost basis and any increased present value of future cash flows expected to be collected is accreted into net investment income over the expected life of the bond.

The impairment review process provides a framework for deriving OTTI in a manner consistent with market participant assumptions. In these analyses, collateral type, investment structure and credit quality are critical elements in determining OTTI.

Bonds - structured and loan-backed securities

ABS and MBS are evaluated for OTTI on a quarterly basis using scenarios customized by collateral type. Cash flow estimates are based on various assumptions and inputs obtained from external industry sources along with internal analysis and actual experience. Assumptions are based on the specifics of each security including collateral type, loan type, vintage and subordination level in the structure. Where applicable, assumptions include prepayment speeds, default rates and loss severity, weighted average maturity and changes in the collateral values.

The Company has a review process for determining if CDO investments are at risk for OTTI. For the senior, mezzanine and junior debt tranches, cash flows are modeled using five scenarios based on the current ratings and values of the underlying corporate credit risks and incorporating prepayment and default assumptions that vary according to collateral attributes of each deal. The prepayment and default assumptions are varied within each model based upon rating (base case), historical expectations (default), rating change improvement (optimistic), rating change downgrade (pessimistic) and fair value (market). The default rates produced by these five scenarios are assigned an expectation weight according to current market and economic conditions and fed into a sixth scenario. OTTI is recorded if this sixth scenario results in the loss of any principal or interest payments due.

For the most subordinated junior CDO tranches, the present value of the projected cash flows in the sixth scenario are measured using an effective yield. If the current book value of the security is greater than the present value measured using an effective yield, an OTTI is taken in an amount sufficient to produce its effective yield. Certain CDOs cannot be modeled using all six scenarios because of limitations on the data needed for all scenarios. The cash flows for these CDOs, including foreign denominated CDOs, are projected using a customized scenario management believes is reasonable for the applicable collateral pool.

Common and preferred stock

The cost basis of common and preferred stocks is adjusted for impairments deemed to be other than temporary. The Company considers the following factors in the evaluation of whether a decline in value is other than temporary: (a) the financial condition and near-term prospects of the issuer; (b) the Company’s ability and intent to retain the investment for a period sufficient to allow for a near-term recovery in value; and (c) the period and degree to which the value has been below cost. The Company conducts a quarterly analysis of issuers whose common or preferred stock is not-in-good standing or valued below 80% of cost. The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes.

Mortgage loans

The Company performs internal reviews at least annually to determine if individual mortgage loans are performing or nonperforming. The fair values of performing mortgage loans are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For nonperforming loans, the fair value is the estimated collateral value of the underlying real estate. If foreclosure is probable, the Company will obtain an external appraisal.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

When, based upon current information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, a valuation allowance is established, and recorded in net unrealized capital losses, for the excess of the carrying value of the mortgage loan over the fair value of its underlying collateral. Collectability and estimated decreases in collateral values are assessed on a loan-by-loan basis considering all events and conditions relevant to the loan. This evaluation, which is done on an individual loan basis, is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. If there is a change in the fair value of the underlying collateral or the expected loss on the loan, the valuation allowance will be adjusted. An OTTI occurs upon the realization of a credit loss, typically through foreclosure or after a decision is made to accept a discounted payoff, and is recognized in realized capital losses. The previously recorded valuation allowance is reversed from unrealized capital losses. When an OTTI is recorded, a new cost basis is established reflecting management’s estimate of the fair value of the collateral.

Real estate

For real estate held for the production of income, depreciated cost is adjusted for impairments whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment being included in realized capital losses. An impairment will be required if the property’s estimated future net cash flows over ten years, undiscounted and without interest charges, is less than book value.

Adjustments to the carrying value of real estate held for sale are recorded in a valuation reserve as realized capital losses when the fair value less estimated selling costs is less than the carrying value. A new cost basis is recorded with an adjustment to realized capital losses.

Partnerships and LLCs

When it is probable that the Company will be unable to recover the outstanding carrying value of an investment based on undiscounted cash flows, or there is evidence indicating an inability of the investee to sustain earnings to justify the carrying value of the investment, OTTI is recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment. The estimated fair value is determined by assessing the value of the partnership’s or LLC’s underlying assets, cash flow, current financial condition and other market factors.

For determining impairments in partnerships that generate LIHTC, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate ranging from 0.3% for future benefits of two years to 1.7% for future benefits of ten or more years and compares the results to its current book values. Impairments are recognized as realized capital losses.

Unrealized capital gains (losses)

Unrealized capital gains (losses) are recorded as a change in surplus net of tax.

cc.	Employee compensation plans

The Company has a long-term incentive compensation plan, under which certain employees of the Company and its subsidiaries may be issued phantom share-based compensation awards. These awards include Phantom Stock Appreciation Rights (PSARs) and Phantom Restricted Stock (PRS). These awards do not grant an equity or ownership interest in the Company.

PSARs provide the participant with the opportunity to share in the value created in the total enterprise. The PSAR value is the appreciation in the phantom stock price between the grant price and the share price at the time of exercise. Awards can only be settled in cash. PSARs cliff vest at the end of three years and expire five years after the date of grant. Vested PSARs may be exercised during quarterly two-week exercise periods prior to expiration. The compensation expense for an individual award is recognized over the service period.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

PRS provide the participant with the opportunity to share in the value created in the total enterprise. Participants receive the full phantom share value (grant price plus/minus any change in share price) over the award period. Awards can only be settled in cash. PRS vests on a graded basis over five years, one third per year after years three, four and five. On each vesting date, a lump sum cash settlement is paid to the participant based on the number of shares vested multiplied by the most recent phantom stock price. Compensation expense is recognized on the accelerated attribution method. The accelerated attribution method recognizes compensation expense over the vesting period by which each separate payout year is treated as if it were, in substance, a separate award.

All awards granted under the Company’s plans are compensatory classified awards. Compensation costs are based on the most recent quarterly calculated intrinsic value of the PSARs (current share price less grant price per share not less than zero) and PRS (current share price per share), considering vesting provisions, net of forfeiture assumptions and are included in the Statutory Statements of Financial Position as a liability in general expenses due or accrued. The compensation expense for an individual award is recognized over the service period. The cumulative compensation expense for all outstanding awards in any period is equal to the change in calculated liability period over period. The requisite service period for the awards is the vesting period. Awards contain vesting conditions, whereby employees’ unvested awards immediately vest at the time of retirement, death or disability with a one year exercise period after termination. A formula serves as the basis for the phantom share price, based on the management basis core operating earnings of the Company and its subsidiaries. This phantom share price is calculated and communicated to all participants quarterly and is used in calculating the liability of the Company based on intrinsic value.

dd.	Federal income taxes

Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax assets or liabilities. Current tax expense is reported in the Statutory Statements of Income as federal income tax expense if resulting from operations and within net realized capital gains (losses) if resulting from capital transactions. Changes in the balances of deferred taxes, which provide for book versus tax temporary differences, are subject to limitations and are reported within various lines within surplus. Accordingly, the reporting of statutory to tax temporary differences, such as reserves and policy acquisition costs, and of statutory to tax permanent differences, such as tax-exempt interest and tax credits, results in effective tax rates in the Statutory Statements of Income that differ from the federal statutory tax rate.

3.	New accounting standards

a.	Adoption of new accounting standards

In June 2010, the NAIC clarified its intent regarding the bifurcation of all realized gains and losses on sales of loan-backed and structured securities. This guidance requires a cash flow analysis at the date of sale to bifurcate the realized gain or loss between credit and noncredit. The credit portion is reported in the AVR and the noncredit portion is deferred and amortized to the IMR. This guidance was issued as a revision to Statement of Statutory Accounting Principles (SSAP) No. 43R, “Loan-backed and Structured Securities,” and was effective January 1, 2011. The adoption of this guidance did not have a significant impact on the Company’s financial statements.

In October 2010, the NAIC modified the definitions of loan-backed and structured securities included in SSAP No. 43R. The revised definitions expand the requirement to include any securitized asset where the underlying cash flows are from all types of asset pools and not just those originating from either mortgages or securities. Regardless of the underlying collateral, each security structured through a special purpose entity, trust or LLC is expected to be reported as a SSAP No. 43R security, not as an issuer obligation under SSAP No. 26, “Bonds, excluding Loan-backed and Structured Securities.” This guidance was effective January 1, 2011. The adoption of this guidance did not have a significant impact on the Company’s financial statements.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In October 2010, the NAIC revised guidance pertaining to disclosure of withdrawal characteristics. These revisions expand the disclosure requirements for annuity actuarial reserves and deposit liabilities by withdrawal characteristics in accordance with the following categories: general account, separate account with guarantees, separate account nonguaranteed and the total. This guidance was issued as SSAP No. 51, “Life Contracts,” SSAP No. 52, “Deposit-Type Contracts” and SSAP No. 61, “Life, Deposit-Type and Accident and Health Reinsurance” and was effective January 1, 2011. The adoption of this guidance did not have a significant impact on the Company’s financial statements.

In October 2010, the NAIC revised existing guidance pertaining to guarantees. These revisions require reporting entities to recognize, at the inception of a guarantee, a liability for the obligations it has undertaken in issuing the guarantee, even if the likelihood of having to make payments under the guarantee is remote. This includes related party guarantees, except when the transaction is considered an “unlimited guarantee,” such as a rating agency requirement to provide a commitment to support a subsidiary, or a guarantee made on behalf of a wholly owned subsidiary. New disclosures require a listing of all guarantees, the carrying amount of the liability, the maximum exposure and any recourse provisions. This guidance was issued as SSAP No. 5R, “Liabilities, Contingencies and Impairments of Assets,” and applies to all guarantees issued and outstanding as of December 31, 2011. The adoption of this guidance did not have a significant impact on the Company’s financial statements.

In March 2011, the NAIC issued revisions to SSAP No. 100, “Fair Value Measurements,” which requires additional fair value disclosures. These additional disclosures include a disclosure of the fair value hierarchy of items that are disclosed with a fair value measurement but are not valued at fair value in the balance sheet. Also, for financial instruments carried at fair value, companies are required to disclose purchases, sales, issuances and settlements on a gross basis for fair value measurements categorized in Level 3 of the fair value hierarchy. These new requirements were effective January 1, 2012.

In November 2011, the NAIC issued SSAP No. 101, “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10.” This statement establishes statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. This statement supersedes SSAP No. 10, “Income Taxes” and SSAP No. 10R, “Income Taxes, A Temporary Replacement of SSAP No. 10,” which expired on December 31, 2011. SSAP No. 101, which was effective on January 1, 2012, has: 1) restricted the ability to use the 3 years/15 percent of surplus admission rule to those reporting entities that meet the modified Risk Based Capital (RBC) ratio (Ex-DTA RBC ratio) threshold, 2) changed the recognition threshold for recording tax contingency reserves from a probable liability standard to a more-likely-than-not liability standard, 3) required the disclosure of tax planning strategies that relate to reinsurance and, 4) required consideration of reversal patterns of DTAs and Deferred Tax Liabilities (DTLs) in determining the extent to which DTLs could offset DTAs on the balance sheet. There was no cumulative effect of adopting this standard.

In August 2012, the NAIC issued new guidance pertaining to share-based payments. This new standard provides statutory accounting guidance on transactions in which an entity awards employees in share-based payments. It requires entities to measure share-based payments in the financial statements using a fair value-based measurement objective and recognize the compensation costs as employee services are consumed. It substantially adopts the stock compensation guidance in U.S. GAAP under Accounting Standards Codification (ASC) Topic 718, Stock Compensation, which the Company has applied to its accounting for the phantom stock appreciation rights and phantom restricted stock since 2008. This guidance was issued as SSAP No. 104, “Share-Based Payments – Revised,” which supersedes SSAP No. 13, “Stock Options and Stock Purchase Plans,” and it is effective prospectively for years beginning on January 1, 2013, although early adoption is permitted for December 31, 2012 financial statements. The Company early adopted this standard in 2012 and the adoption had no impact on the financial statements.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

b.	Future adoption of new accounting standards

In March 2012, the NAIC issued SSAP No. 102 “Accounting for Pensions, Replacement of SSAP No. 89”. Under this SSAP, the statutory accounting standards will be similar to U.S. GAAP accounting standards. This SSAP will require the Pension liability to include the unfunded projected benefit obligation, including non-vested participants if any. The adoption of this SSAP is expected to create an additional pension liability of approximately $43 million. This new requirement is effective January 1, 2013. Upon adoption, the Company will immediately record an additional liability of $8 million and the remaining $35 million (transition) liability will be deferred and recognized over a period up to 10 years.

In March 2012, the NAIC issued SSAP No. 92, “Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14.” Under this SSAP, participants not yet eligible to retire will also be included in the accumulated postretirement benefit obligation. The accumulated postretirement benefit obligation is already recorded on a U.S. GAAP basis on the books of MMHLLC, a subsidiary of the Company. The U.S. GAAP equity of this subsidiary is included in admitted assets of the Company for statutory purposes. Therefore, there will be no impact from the adoption of this SSAP besides disclosure. This new requirement is effective January 1, 2013.

In March 2012, the NAIC issued SSAP No. 103, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities.” This SSAP will supersede SSAP No. 91R, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities”. The change to SSAP No. 91R incorporates the U.S. GAAP guidance of the Financial Accounting Standards Board (FASB) Statement No. 166, “Accounting for Transfers and Servicing of Financial Assets, an amendment of FASB Statement No. 140,” and Accounting Standards Update (ASU) No. 2011-03, “Transfers and Servicing (Topic 860), Reconsideration of Effective Control for Repurchase Agreements,” with modifications to conform the guidance to statutory accounting concepts. These modifications are primarily related to concepts that are not applicable or consistent with statutory accounting (e.g., rejection of U.S. GAAP consideration for consolidated affiliates, references to U.S. GAAP standards, methods, references and guidance not adopted for/applicable to statutory accounting). The Company is required to adopt the guidance prospectively as of January 1, 2013. Early adoption is not permitted. Adoption of this guidance is not expected to have a significant impact on the Company’s financial statements.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

4.	Investments

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality or individual investment.

a.	Bonds

The carrying value and fair value of bonds were as follows:

		December 31, 2012

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

		(In Millions)

U.S. government and agencies	$7,654	$1,148	$6	$8,796
All other governments	126	38	-	164
States, territories and possessions	1,449	192	-	1,641
Special revenue	3,983	964	2	4,945
Industrial and miscellaneous	38,419	4,003	223	42,199
Parent, subsidiaries and affiliates	5,260	325	112	5,473

Total	$56,891	$6,670	$343	$63,218

Note: The unrealized losses exclude $16 million of losses embedded in the carrying value, which include $11 million from NAIC Category 6 bonds and $5 million from RMBS and CMBS whose ratings were obtained from outside modelers.

		December 31, 2011

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

		(In Millions)

U.S. government and agencies	$9,177	$1,821	$-	$10,998
All other governments	112	36	-	148
States, territories and possessions	1,281	131	3	1,409
Special revenue	2,341	349	1	2,689
Industrial and miscellaneous	35,558	2,950	930	37,578
Parent, subsidiaries and affiliates	4,995	248	213	5,030

Total	$53,464	$5,535	$1,147	$57,852

Note: The unrealized losses exclude $31 million of losses embedded in the carrying value, which include $25 million from NAIC Category 6 bonds and $6 million from RMBS and CMBS whose ratings were obtained from outside modelers.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The quality of the bond portfolio is determined by the use of SVO ratings and the equivalent rating agency designations, except for RMBS and CMBS that use outside modelers. The following sets forth the NAIC class ratings for the bond portfolio including RMBS and CMBS as of December 31, 2012 and 2011.

		December 31,
		2012		2011

NAIC Class	Equivalent Rating Agency Designation	Carrying Value	% of Total	Carrying Value	% of Total

		($ In Millions)

1	Aaa/Aa/ A	$34,375	61%	$33,712	63%
2	Baa	18,918	33	16,395	31
3	Ba	1,685	3	1,599	3
4	B	1,110	2	915	2
5	Caa and lower	679	1	718	1
6	In or near default	124	-	125	-

	Total	$56,891	100%	$53,464	100%

The following sets forth RMBS and CMBS subject to modeling as of December 31, 2012 and 2011 after reflection of the mandated adjustment to NAIC designation from future loss modeling performed by outside modelers:

December 31,
	2012				2011

	RMBS		CMBS		RMBS		CMBS

NAIC Class	Carrying Value	% of Total	Carrying Value	% of Total	Carrying Value	% of Total	Carrying Value	% of Total

	($ In Millions)

1	$1,856	97%	$2,775	100%	$2,132	84%	$2,895	100%
2	22	1	-	-	122	5	6	-
3	21	1	8	-	121	5	8	-
4	15	1	8	-	137	5	9	-
5	6	-	-	-	16	1	4	-
6	-	-	-	-	2	-	-	-

	$1,920	100%	$2,791	100%	$2,530	100%	$2,922	100%

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the carrying value and fair value of bonds as of December 31, 2012 by contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without prepayment penalties. Securities not due on a single maturity date are included as of the final maturity date.

	Carrying Value	Fair Value

	(In Millions)

Due in one year or less	$2,057	$2,043
Due after one year through five years	14,096	15,152
Due after five years through ten years	18,674	20,901
Due after 10 years	22,064	25,122

Total	$56,891	$63,218

Sales proceeds and related gross realized capital gains (losses) from bonds were as follows:

	Years Ended December 31,
	2012	2011	2010

	(In Millions)

Proceeds from sales	$5,104	$8,981	$8,602
Gross realized capital gains from sales	292	436	257
Gross realized capital losses from sales	(38)	(152)	(163)

The following is an analysis of the fair values and gross unrealized losses aggregated by bond category and length of time that the securities were in a continuous unrealized loss position as of December 31, 2012 and 2011:

	December 31, 2012

	Less Than 12 Months			12 Months or Longer

	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers

			($ In Millions)

U.S. government and agencies	$1,287	$6	2	$-	$-	-
States, territories and possessions	56	1	6	-	-	-
Special revenue	52	1	63	9	2	68
Industrial and miscellaneous	2,243	56	248	2,695	174	522
Parent, subsidiaries and affiliates	14	5	4	769	114	17

Total	$3,652	$69	323	$3,473	$290	607

Note: The unrealized losses include $16 million of losses embedded in the carrying value, which include $11 million from NAIC Category 6 bonds and $5 million from RMBS and CMBS whose ratings were obtained from outside modelers.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2011

	Less Than 12 Months			12 Months or Longer

	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers

			($ In Millions)

States, territories and possessions	$67	$1	6	$32	$2	1
Special revenue	28	1	79	-	-	-
Industrial and miscellaneous	4,524	199	629	3,573	750	756
Parent, subsidiaries and affiliates	2,010	74	25	500	151	18

Total	$6,629	$275	739	$4,105	$903	775

Note: The unrealized losses include $31 million of losses embedded in the carrying value, which include $25 million from NAIC Category 6 bonds and $6 million from RMBS and CMBS whose ratings were obtained from outside modelers.

Based on the Company’s policies, as of December 31, 2012 and 2011, the Company has not deemed these unrealized losses to be other than temporary because the carrying value of the investments is expected to be realized based on the Company’s analysis of fair value or, for loan-backed and structured securities, based on present value of cash flows, and the Company has the ability and intent not to sell these investments until recovery, which may be maturity.

As of December 31, 2012, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $2,270 million. Securities in an unrealized loss position for less than 12 months had a fair value of $237 million and unrealized losses of $5 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $2,033 million and unrealized losses of $166 million. These securities were primarily categorized as industrial and miscellaneous and parent, subsidiaries and affiliates.

In the course of the Company’s investment management activities, securities may be sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The Company did not sell any securities with the NAIC Designation 3 or below for the years ended December 31, 2012 or 2011 that were reacquired within 30 days of the sale date.

The Company had assets which were on deposit with government authorities or trustees as required by law in the amount of $70 million and $71 million as of December 31, 2012 and 2011, respectively.

Residential mortgage-backed exposure

RMBS are included in the U.S. government, special revenue, and industrial and miscellaneous bond categories. The Alt-A category includes option adjustable rate mortgages and the subprime category includes ‘scratch and dent’ or reperforming pools, high loan-to-value pools, and pools where the borrowers have very impaired credit but the average loan-to-value is low, typically 70% or below. In identifying Alt-A and subprime exposure, management used a combination of qualitative and quantitative factors, including FICO scores and loan-to-value ratios.

As of December 31, 2012 and 2011, RMBS had a total carrying value of $2,981 million and $3,886 million and a fair value of $3,217 million and $3,648 million, of which approximately 38% and 40%, based on carry value, was classified as Alt-A, respectively. As of December 31, 2012 and 2011, Alt-A and subprime RMBS had a total carrying value of $1,669 million and $2,257 million and a fair value of $1,718 million and $1,808 million, respectively.

During the year ended December 31, 2012, there were no significant credit downgrades for the securities held by the Company that were backed by residential mortgage pools.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Leveraged loan exposure

Leveraged loans are loans extended to companies that already have considerable amounts of debt. The Company reports leveraged loans as bonds. These leveraged loans have interest rates higher than typical loans reflecting the additional risk of default from issuers with high debt-to-equity ratios.

As of December 31, 2012 and 2011, total leveraged loans and leveraged loan CDOs had a carrying value of $5,504 million and $5,483 million and a fair value of $5,633 million and $5,355 million, of which approximately 84% and 90%, based on carrying value, were domestic leveraged loans and CDOs, respectively.

Commercial mortgage-backed exposure

The Company holds bonds backed by pools of commercial mortgages. The mortgages in these pools have varying risk characteristics related to underlying collateral type, borrower’s risk profile and ability to refinance, and the return provided to the borrower from the underlying collateral. These investments had a carrying value of $2,882 million and fair value of $3,150 million as of December 31, 2012 and a carrying value of $3,053 million and fair value of $3,220 million as of December 31, 2011.

b.	Preferred stocks

The Company held preferred stocks with carrying values of $336 million and fair values of $358 million as of December 31, 2012 and carrying values of $323 million and fair values of $310 million as of December 31, 2011.

The Company held preferred stocks for which the transfer of ownership was restricted by contractual requirements with carrying values of $266 million as of December 31, 2012 and $254 million as of December 31, 2011.

c.	Common stocks - unaffiliated

The adjusted cost basis and carrying value of unaffiliated common stocks were as follows:

	December 31,

	2012	2011

	(In Millions)

Adjusted cost basis	$769	$542
Gross unrealized gains	104	73
Gross unrealized losses	(39)	(39)

Carrying value	$834	$576

As of December 31, 2012, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $443 million in 237 issuers. These holdings were in an unrealized loss position of $39 million, $31 million of which were in an unrealized loss position more than 12 months. As of December 31, 2011, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $273 million in 333 issuers. These holdings were in an unrealized loss position of $39 million, $3 million of which were in an unrealized loss position more than 12 months. Based upon the Company’s impairment review process discussed in Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” the decline in value of these securities was not considered to be other than temporary as of December 31, 2012 or 2011.

The Company held common stocks for which the transfer of ownership was restricted by contractual requirements with carrying values of $235 million as of December 31, 2012 and $223 million as of December 31, 2011.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

d.	Common stocks - subsidiaries and affiliates

The Company has two primary domestic life insurance subsidiaries, C.M. Life, a subsidiary which primarily provides fixed and variable annuities and universal life insurance business, and MML Bay State, a subsidiary of C.M. Life which primarily provides variable life and bank-owned life insurance business.

Summarized below is combined statutory financial information for the unconsolidated domestic life insurance subsidiaries:

	As of and for Years Ended
	December 31,
	2012	2011	2010

	(In Billions)

Total revenue	$0.9	$0.9	$1.0
Net income	0.1	0.1	0.1
Assets	13.1	12.8	12.8
Liabilities	11.9	11.7	11.8
Stockholder’s equity	1.2	1.1	1.0

MMHLLC is the parent of subsidiaries that include OppenheimerFunds, Inc. (OFI), Babson Capital Management LLC (Babson Capital), Baring Asset Management Limited (Baring) and its investment in international life insurance operations in Japan and Hong Kong; these subsidiaries deal in markets that include retail and institutional asset management entities, registered broker dealers, and international life and annuity operations.

Summarized below is U.S. GAAP financial information for MMHLLC:

	As of and for Years Ended
	December 31,
	2012	2011	2010

	(In Billions)

Total revenue	$6.2	$4.9	$6.2
Net income (loss)	0.2	0.3	(0.3)
Assets	53.5	50.7	50.9
Liabilities	43.6	42.4	43.1
Equity	9.9	8.3	7.8

The U.S. GAAP equity values in the preceding table consist of MMHLLC statutory carrying values of $4,271 million and $3,413 million as of December 31, 2012 and 2011, respectively, plus the carrying value of MMHLLC that is nonadmitted under statutory accounting principles. The current fair value of MMHLLC remains significantly greater than its statutory carrying amount.

On April 16, 2010, a lawsuit was filed in New York state court against OFI, its subsidiary HarbourView Asset Management Corporation (HVAMC) and AAArdvark IV Funding Limited (AAArdvark IV) in connection with the investment made by TSL (USA) Inc., an affiliate of National Australia Bank Limited, in AAArdvark IV. The complaint alleges breach of contract, breach of the covenant of good faith and fair dealing, gross negligence, unjust enrichment and conversion. The complaint seeks compensatory and punitive damages, along with attorney fees. The court has dismissed certain equitable claims against OFI and HVAMC, leaving only the claims for breach of contract. Plaintiffs filed an amended complaint with additional contractual claims. In October 2011, defendants moved to dismiss the complaint to the extent it seeks damages in the form of a return of the plaintiffs’ full principal

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

investment. In December 2011, plaintiffs filed a motion for partial summary judgment. In January 2012, the court granted in part defendant’s motion to dismiss and denied plaintiffs’ motion for partial summary judgment. In April 2012, plaintiffs filed a motion for leave to file a third amended complaint, which would add a fraud claim and additional allegations in support of plaintiffs’ contract claims. In August 2012, plaintiffs and defendants separately filed motions for partial summary judgment which were argued in October 2012. OFI believes it has substantial defenses to the remaining claims and will continue to vigorously defend itself in these actions. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from these claims.

On July 15, 2011, a lawsuit was filed in New York State Supreme Court against OFI, HVAMC and AAArdvark I Funding Limited (AAArdvark I), in connection with investments made by TSL (USA) Inc. and other investors in AAArdvark I. The complaint alleges breach of contract against each of the defendants and seeks compensatory damages and costs and disbursements, including attorney fees. In October 2011, defendants moved to dismiss the complaint to the extent it seeks damages in the form of a return of the plaintiffs’ full principal investment. In January 2012, the court granted in part defendant’s motion to dismiss. OFI believes it has substantial defenses to the remaining claims and will continue to vigorously defend itself in these actions. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from these claims.

On November 9, 2011, a lawsuit was filed in New York State Supreme Court against OFI, HVAMC and AAArdvark XS Funding Limited (AAArdvark XS) in connection with the investment made by Scaldis Capital Limited, predecessor in interest to plaintiff Royal Park Investments SA/NV, in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages and an award of attorney fees and litigation expenses. OFI believes it has substantial defenses and will vigorously defend itself in these actions. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from these claims.

Beyond these matters, MMHLLC’s subsidiaries are involved in litigation and investigations arising in the ordinary course of the subsidiaries’ businesses. Although the Company is not aware of any actions or allegations that reasonably should give rise to a material adverse impact to the Company’s financial position or liquidity, because of the uncertainties involved with some of these matters, future revisions to the estimates of the potential liability could materially affect the Company’s financial position.

Historically, the Company has reinvested a substantial portion of its unrestricted earnings in its international insurance subsidiaries’ operations. In 2010, the Company sold its interests in its indirect Taiwan subsidiary, MassMutual Mercuries Life Insurance Company. This sale resulted in a $119 million increase to the statutory value of MMHLLC.

The Company received $25 million, $250 million and $225 million of cash dividends, recorded in net investment income, from MMHLLC in 2012, 2011 and 2010, respectively.

In 2012, the Company contributed capital of $75 million to MSC Holding Company, LLC, a wholly owned subsidiary of the Company. In 2011, the Company contributed capital of $250 million to MMHLLC. In 2010, the Company did not contribute capital to its subsidiaries, including MMHLLC.

The Company held debt issued by MMHLLC that amounted to $1,993 million as of December 31, 2012 and 2011. On March 25, 2010, the Company and MMHLLC completed an equity for debt swap. MMHLLC swapped $500 million of the Company’s contributed capital for $500 million of additional notes payable to the Company. No cash was distributed by MMHLLC. The Company recorded interest income on MMHLLC debt of $117 million, $118 million and $113 million in 2012, 2011 and 2010, respectively.

The Company held common stocks for which the transfer of ownership was restricted by contractual requirements with carrying values of $23 million as of December 31, 2012 and $8 million as of December 31, 2011.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company does not rely on dividends from its subsidiaries to meet its operating cash flow requirements. For the domestic life insurance subsidiaries, substantially all of their statutory shareholder’s equity of approximately $961 million as of December 31, 2012 was subject to dividend restrictions imposed by various state regulations.

e.	Mortgage loans

Mortgage loans are comprised of commercial mortgage loans and residential mortgage loans. The Company’s commercial mortgage loans primarily finance various types of commercial real estate properties throughout the U.S. and Canada. The Company holds commercial mortgage loans for which it is the primary lender and mezzanine loans for which the Company is a secondary lender for commercial properties in development. These loans have varying risk characteristics including, among others, the borrower’s liquidity, the underlying percentage of completion of a project, the returns generated by the collateral, the refinance risk associated with maturity of the loan and deteriorating collateral value.

Residential mortgage loans are seasoned pools of homogeneous residential mortgage loans substantially backed by FHA and VA guarantees. The Company does not originate any residential mortgages but invests in seasoned residential mortgage loan pools that may contain mortgages of subprime credit quality. As of December 31, 2012 and 2011, the Company did not have any direct subprime exposure through the purchases of unsecuritized whole-loan pools.

Geographical concentration is considered prior to the purchase of mortgage loans and residential mortgage loan pools. The mortgage loan portfolio is diverse with no significant concentrations in any particular geographic region of the country for the years ended December 31, 2012 and 2011.

The carrying value and fair value of the Company’s mortgage loans were as follows:

	December 31,
	2012		2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In Millions)
Commercial mortgage loans:
Primary lender	$11,777	$12,112	$10,199	$10,463
Mezzanine loans	35	35	41	44

Total commercial mortgage loans	11,812	12,147	10,240	10,507

Residential mortgage loans:
FHA insured and VA guaranteed	2,130	2,147	2,139	2,126
Other residential loans	15	15	19	19

Total residential mortgage loans	2,145	2,162	2,158	2,145

Total mortgage loans	$13,957	$14,309	$12,398	$12,652

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2012, scheduled mortgage loan maturities, net of valuation allowances, for commercial and residential loans were as follows (in millions):

2013	$986
2014	756
2015	977
2016	2,135
2017	1,660
Thereafter	5,298

Commercial mortgage loans	11,812
Residential mortgage loans	2,145

Total	$13,957

The Company uses an internal rating system as its primary method of monitoring credit quality. The following illustrates the Company’s mortgage loan portfolio categorized by what it believes is the equivalent rating agency designation (classification of prior year amounts has been adjusted to conform with the Company's current year translation method):

	December 31, 2012
	AAA/AA/A	BBB	BB	B	CCC and Lower	Total
	(In Millions)
Commercial mortgage loans:
Primary lender	$4,637	$4,987	$1,076	$820	$257	$11,777
Mezzanine loans	-	-	22	-	13	35

Total commercial mortgage loans	4,637	4,987	1,098	820	270	11,812

Residential mortgage loans:
FHA insured and VA guaranteed	2,130	-	-	-	-	2,130
Other residential loans	15	-	-	-	-	15

Total residential mortgage loans	2,145	-	-	-	-	2,145

Total mortgage loans	$6,782	$4,987	$1,098	$820	$270	$13,957

	December 31, 2011
	AAA/AA/A	BBB	BB	B	CCC and Lower	Total
	(In Millions)
Commercial mortgage loans:
Primary lender	$3,377	$4,321	$1,503	$978	$20	$10,199
Mezzanine loans	-	-	-	28	13	41

Total commercial mortgage loans	3,377	4,321	1,503	1,006	33	10,240

Residential mortgage loans:
FHA insured and VA guaranteed	2,139	-	-	-	-	2,139
Other residential loans	19	-	-	-	-	19

Total residential mortgage loans	2,158	-	-	-	-	2,158

Total mortgage loans	$5,535	$4,321	$1,503	$1,006	$33	$12,398

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The loan-to-value ratios by property type of the Company’s commercial mortgage loans were as follows:

	December 31, 2012
	Less than 80%	81% to 95%	Above 95%	Total	% of Total
	($ In Millions)

Office	$4,189	$230	$122	$4,541	39%
Apartments	2,419	82	105	2,606	22
Industrial and other	1,719	695	5	2,419	20
Retail	1,123	29	248	1,400	12
Hotels	816	11	19	846	7

Total	$10,266	$1,047	$499	$11,812	100%

	December 31, 2011
	Less than 80%	81% to 95%	Above 95%	Total	% of Total
	($ In Millions)

Office	$3,288	$429	$84	$3,801	38%
Apartments	2,347	224	123	2,694	26
Industrial and other	1,142	705	125	1,972	19
Retail	886	30	248	1,164	11
Hotels	590	-	19	609	6

Total	$8,253	$1,388	$599	$10,240	100%

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The geographic distribution of commercial mortgage loans was as follows:

	December 31, 2012
	Carrying Value	Average Loan-to-Value Ratio
	($ In Millions)

California	$2,766	63%
Texas	1,401	64%
Illinois	960	68%
Massachusetts	951	60%
New York	908	54%
District of Columbia	698	49%
All other states	3,664	61%
Canada	340	58%
United Kingdom	124	48%

Total commercial mortgage loans	$11,812	61%

Note: All other states consists of 34 states, with no individual state exposure exceeding $450 million.

	December 31, 2011
	Carrying Value	Average Loan-to-Value Ratio
	($ In Millions)

California	$ 2,385	69%
Texas	1,299	64%
Illinois	888	70%
Massachusetts	721	62%
New York	719	52%
District of Columbia	437	66%
All other states	3,222	62%
Canada	569	69%

Total commercial mortgage loans	$ 10,240	65%

Note: All other states consists of 32 states, with no individual state exposure exceeding $400 million.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Mortgage loan interest rates, including fixed and variable, on the Company’s portfolio of mortgage loans were:

	December 31,
	2012			2011
	Low	High	Weighted Average	Low	High	Weighted Average

Commercial mortgage loans	1.2%	10.5%	5.0%	0.9%	9.8%	5.4%
Residential mortgage loans	2.6%	12.8%	5.8%	3.0%	12.9%	5.9%
Mezzanine mortgage loans	8.5%	17.0%	10.1%	8.5%	18.0%	11.9%

Mortgage loan interest rates, including fixed and variable, on new issues were:

	Years Ended December 31,
	2012			2011
	Low	High	Weighted Average	Low	High	Weighted Average

Commercial mortgage loans	3.3%	7.2%	4.2%	3.5%	7.5%	4.7%
Residential mortgage loans	5.1%	5.7%	5.1%	5.1%	6.2%	5.3%
Mezzanine mortgage loans	-%	-%	-%	8.5%	8.5%	8.5%

The maximum percentage of any one commercial mortgage loan to the estimated value of secured collateral at the time the loan was originated, exclusive of mezzanine, insured, guaranteed or purchase money mortgages, was 93.0% as of December 31, 2012 and 2011. The maximum percentage of any one mezzanine loan to the estimated value of secured collateral at the time the loan was originated was 93.0% as of December 31, 2012 and 97.0% as of December 31, 2011.

The following presents a summary of the Company’s impaired mortgage loans:

	December 31, 2012
	Carrying Value	Average Carrying Value	Unpaid Principal Balance	Valuation Allowance	Interest Income
	(In Millions)
With allowance recorded:
Commercial mortgage loans:
Primary lender	$53	$53	$68	$(5)	$5
Mezzanine loans	2	1	11	(9)	-

Total	55	54	79	(14)	5

With no allowance recorded:
Commercial mortgage loans:
Mezzanine loans	-	-	13	-	-

Total impaired commercial mortgage loans	$55	$54	$92	$(14)	$5

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2011

	Carrying Value	Average Carrying Value	Unpaid Principal Balance	Valuation Allowance	Interest Income

	(In Millions)

With allowance recorded:
Commercial mortgage loans:
Primary lender	$84	$93	$103	$(19)	$7
Mezzanine loans	1	3	29	(27)	-

Total	85	96	132	(46)	7

With no allowance recorded:
Commercial mortgage loans:
Mezzanine loans	5	12	39	-	-

Total impaired commercial mortgage loans	$90	$108	$171	$(46)	$7

	December 31, 2010

	Carrying Value	Average Carrying Value	Unpaid Principal Balance	Valuation Allowance	Interest Income

	(In Millions)

With allowance recorded:
Commercial mortgage loans:
Primary lender	$533	$539	$606	$(71)	$34
Mezzanine loans	25	27	85	(59)	2

Total	558	566	691	(130)	36

With no allowance recorded:
Commercial mortgage loans:
Mezzanine loans	-	-	18	-	-

Total impaired commercial mortgage loans	$558	$566	$709	$(130)	$36

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents changes in the valuation allowance recorded for the Company’s mortgage loans:

	Years Ended December 31,
	2012			2011			2010

	Commercial

	Primary Lender	Mezzanine	Total	Primary Lender	Mezzanine	Total	Primary Lender	Mezzanine	Total

	(In Millions)

Beginning balance	$(19)	$(27)	$(46)	$(71)	$(59)	$(130)	$(117)	$(56)	$(173)
Additions	-	-	-	(19)	(10)	(29)	(28)	(9)	(37)
Decreases	3	5	8	50	1	51	30	6	36
Write-downs	11	13	24	21	41	62	44	-	44

Ending balance	$(5)	$(9)	$(14)	$(19)	$(27)	$(46)	$(71)	$(59)	$(130)

As of December 31, 2012, the Company did not hold any past due commercial or residential mortgage loans. The carrying value of commercial mezzanine loans for which the Company has suspended interest accruals was $13 million as of December 31, 2012 and $32 million as of December 31, 2011. The Company did not have any mortgage loans with interest more than 180 days past due as of December 31, 2012, 2011 or 2010. The Company had one restructured commercial mortgage loan with a total carrying value of less than $1 million as of December 31, 2012 and 2011. There were no restructured residential mortgage loans as of December 31, 2012 or 2011.

f.	Real estate

The carrying value of real estate was as follows:

	December 31,
	2012	2011

	(In Millions)

Held for the production of income	$2,214	$2,221
Accumulated depreciation	(968)	(887)
Encumbrances	(213)	(256)

Held for the production of income, net	1,033	1,078

Held for sale	-	9

Occupied by the Company	233	227
Accumulated depreciation	(133)	(122)

Occupied by the Company, net	100	105

Total real estate	$1,133	$1,192

The Company invests in real estate as part of its diversified investment strategy. Properties are acquired and managed for net income growth and increasing value. Upon management’s approval for the sale of a property it is classified as held for sale.

As of December 31, 2012 and 2011, the carrying value of nonincome producing real estate was less than $1 million and was comprised of two land parcels.

Depreciation expense on real estate was $98 million for the year ended December 31, 2012, $97 million for the year ended December 31, 2011, and $93 million for the year ended December 31, 2010.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.	Partnerships and limited liability companies

Partnership and LLC holdings, at carrying value, by annual statement category are:

	December 31,
	2012	2011

	(In Millions)

Common stocks	$2,906	$2,664
Real estate	1,600	1,333
Fixed maturities/preferred stock	1,482	1,103
Mortgage loans	277	297
LIHTC	219	187
Other	54	58

Total	$6,538	$5,642

There were no write-downs or reclassifications of LIHTC partnerships made during the years ended December 31, 2012 or 2011 due to forfeiture or ineligibility of tax credits or similar issues. In addition, there are no LIHTC properties currently subject to regulatory review.

h.	Net investment income

Net investment income was derived from the following sources:

	Years Ended December 31,
	2012	2011	2010

	(In Millions)

Bonds	$2,854	$2,763	$2,599
Preferred stocks	14	11	5
Common stocks - subsidiaries and affiliates	29	254	236
Common stocks - unaffiliated	33	14	11
Mortgage loans	720	668	629
Policy loans	670	655	654
Real estate	190	179	158
Partnerships and LLCs	550	412	364
Derivatives	207	138	134
Cash, cash equivalents and short-term investments	12	9	5
Other	3	4	2

Subtotal investment income	5,282	5,107	4,797
Amortization of the IMR	130	113	67
Net (losses) from separate accounts	-	-	(1)
Investment expenses	(484)	(437)	(438)

Net investment income	$4,928	$4,783	$4,425

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

i.	Net realized capital gains (losses)

Net realized capital gains (losses) including OTTI were comprised of the following:

	Years Ended December 31,
	2012	2011	2010

	(In Millions)

Bonds	$106	$123	$(84)
Preferred stocks	11	-	8
Common stocks - subsidiaries and affiliates	63	18	4
Common stocks - unaffiliated	13	21	17
Mortgage loans	22	(61)	(38)
Real estate	21	30	65
Partnerships and LLCs	(40)	(27)	(36)
Derivatives and other	(72)	460	(20)

Net realized capital gains (losses) before federal and state taxes and deferral to the IMR	124	564	(84)
Net federal and state tax benefit (expense)	293	(174)	(18)

Net realized capital gains (losses) before deferral to the IMR	417	390	(102)
Net after tax gains deferred to the IMR	(308)	(589)	(135)

Net realized capital gains (losses)	$109	$(199)	$(237)

Portions of realized capital gains (losses), deemed to be interest related, were deferred into the IMR. The IMR liability balance was $690 million as of December 31, 2012 and $546 million as of December 31, 2011 and was included in other liabilities on the Statutory Statements of Financial Position.

Refer to Note 2v. “Interest maintenance reserve” for information on the Company’s policy for IMR.

OTTI, which are included in the net realized capital gains (losses) above, consisted of the following:

	Years Ended December 31,
	2012	2011	2010

	(In Millions)

Bonds	$(148)	$(161)	$(178)
Common stocks	(4)	(3)	(2)
Mortgage loans	(23)	(64)	(33)
Partnerships and LLCs	(97)	(54)	(88)

Total OTTI	$(272)	$(282)	$(301)

For the years ended December 31, 2012, 2011 and 2010, the Company recognized $98 million, $138 million and $152 million, respectively, of OTTI on structured and loan backed securities primarily due to the present value of expected cash flows being less than the amortized cost.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

For the year ended December 31, 2012, 64% of the $148 million of bond OTTI were determined using internally developed models. For the year ended December 31, 2011, 86% of the $161 million of bond OTTI were determined using internally developed models. For the year ended December 31, 2010, 85% of the $178 million of bond OTTI were determined using internally developed models.

The remaining OTTI amounts were determined using external inputs such as publicly observable fair values and credit ratings. Refer to Note 2bb. "Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)" for more information on assumptions and inputs used in the Company’s OTTI models.

Refer to Note 22. "Impairment listing for loan-backed and structured securities" for a CUSIP level list of impaired structured securities where the present value of cash flows expected to be collected is less than the amortized cost basis.

j.	Securities sold under agreements to repurchase

The Company had securities sold under agreements to repurchase with carrying values of $3,822 million as of December 31, 2012 and $3,580 million as of December 31, 2011. As of December 31, 2012, the maturities of these agreements ranged from January 2, 2013 through January 4, 2013 and the interest rates ranged from 0.2% to 0.3%. The outstanding amounts were collateralized by bonds with a fair value of $3,868 million as of December 31, 2012 and $3,717 million as of December 31, 2011.

k.	Derivative financial instruments

The Company uses derivative financial instruments in the normal course of business to manage risks, primarily to reduce currency, interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and fixed income investments to create synthetic investment positions. These combined investments are created opportunistically when they are economically more attractive than the actual instrument or when the simulated instruments are unavailable. Synthetic assets can be created either to hedge and reduce the Company’s credit exposure or to create an investment in a particular asset. The Company held synthetic assets with a net notional amount of $2,745 million as of December 31, 2012 and $2,224 million as of December 31, 2011. Of this amount, $1,469 million as of December 31, 2012 and $190 million as of December 31, 2011, were considered replicated asset transactions as defined under statutory accounting principles as the pairing of a long derivative contract with a cash instrument held. The Company’s derivative strategy employs a variety of derivative financial instruments, including interest rate swaps, currency swaps, equity and credit default swaps, options, interest rate caps and floors, forward contracts and financial futures. Investment risk is assessed on a portfolio basis and individual derivative financial instruments are not generally designated in hedging relationships; therefore, as allowed by accounting rules, the Company intentionally has not applied hedge accounting.

Under interest rate swaps, the Company agrees, at specified intervals, to an exchange of variable rate and fixed rate interest payments calculated by reference to an agreed upon notional principal amount. Typically, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. Interest rate swaps are primarily used to more closely match the cash flows of assets and liabilities. Interest rate swaps are also used to mitigate changes in the value of assets anticipated to be purchased and other anticipated transactions and commitments.

Under currency swaps, the Company agrees to an exchange of principal denominated in two different currencies at current rates, under an agreement to repay the principal at a specified future date and rate. The Company uses currency swaps for the purpose of managing currency exchange risks in its assets and liabilities.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Credit default swaps involve a transfer of the credit risk of fixed income instruments from one party to another in exchange for periodic premium payments. The buyer of the credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the underlying security. A credit default swap transfers the risk of default from the buyer of the swap to the seller. If a specified credit event occurs, as defined by the agreement, the seller is obligated to pay the counterparty the contractually agreed upon amount and receives in return the underlying security in an amount equal to the notional value of the credit default swap. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy.

The Company does not sell credit default swaps as a participant in the credit insurance market. The Company does, however, use credit default swaps as part of its investment management process. The Company buys credit default swaps as an efficient means to reduce credit exposure to particular issuers or sectors in the Company’s investment portfolio. The Company sells credit default swaps in order to create synthetic investment positions that enhance the return on its investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market.

Options grant the purchaser the right to buy or sell a security or enter a derivative transaction at a stated price within a stated period. The Company’s option contracts have terms of up to 15 years. A swaption is an option to enter an interest rate swap at a future date. The Company purchases these options to protect against undesirable financial effects resulting from interest rate exposures that exist in its assets and/or liabilities.

Interest rate cap agreements are option contracts in which the seller agrees to limit the purchaser’s risk associated with an increase in a reference rate or index in return for a premium. Interest rate floor agreements are option contracts in which the seller agrees to limit the purchaser’s risk associated with a decline in a reference rate or index in return for a premium. The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company’s loss as interest rates rise. These derivative instruments are used to reduce the duration risk of fixed maturity investments to match certain life insurance products in accordance with the Company’s asset and liability management policy.

The Company adopted a clearly defined hedging strategy (CDHS) to enable the Company to incorporate currently held hedges in RBC calculations. The CDHS is used to significantly mitigate the impact that movements in capital markets have on the liabilities associated with annuity guarantees. The hedge portfolio is comprised mainly of interest rate swaps, equity swaps, interest rate swaptions and equity futures, and provides protection in the stress scenarios under which RBC is calculated. The hedge portfolio has offsetting impacts relative to the total asset requirement for RBC and surplus for GMDBs and VAGLBs.

The Company utilizes certain other agreements including forward contracts and financial futures to reduce exposures to various risks. Forward contracts and financial futures are used by the Company to manage market risks relating to interest rates. Currency forwards are contracts in which the Company agrees with other parties to exchange specified amounts of identified currencies at a specified future date. Typically, the exchange is agreed upon at the time of the contract. The Company also uses “to be announced” forward contracts (TBAs) to participate in the investment return on mortgage-backed securities. The Company believes that TBAs can provide a more liquid and cost effective method of participating in the investment return on mortgage-backed securities than purchasing or selling individual mortgage-backed pools. Typically, the price is agreed upon at the time of the contract and payment is made at a specified future date. The Company usually does not purchase TBAs with settlement by the first possible delivery date and thus accounts for these TBAs as derivatives. TBAs that settle on the first possible delivery date are accounted for as bonds. The Company’s futures contracts are exchange traded and have credit risk. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company’s principal derivative market risk exposures are interest rate risk, which includes the impact of inflation, and credit risk. Interest rate risk pertains to the change in fair value of the derivative instruments as market interest rates move. The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. To minimize credit risk, the Company and its derivative counterparties require collateral to be posted in the amount owed under each transaction, subject to threshold and minimum transfer amounts that are functions of the rating on the counterparty’s long-term, unsecured, unsubordinated debt. Additionally, in many instances, the Company enters agreements with counterparties that allow for contracts in a positive position, in which the Company is due amounts, to be offset by contracts in a negative position. This right of offset, combined with collateral obtained from counterparties, reduces the Company’s exposure. Collateral pledged by the counterparties was $2,257 million as of December 31, 2012 and $2,795 million as of December 31, 2011. In the event of default the full market value exposure at risk in a net gain position, net of offsets and collateral, was $30 million as of December 31, 2012 and $95 million as of December 31, 2011. The amount at risk using NAIC prescribed rules was $110 million as of December 31, 2012 and $121 million as of December 31, 2011. The Company regularly monitors counterparty credit ratings and exposures, derivative positions and valuations and the value of collateral posted to ensure counterparties are credit-worthy and the concentration of exposure is minimized. The Company monitors this exposure as part of its management of the Company’s overall credit exposures.

If amounts are due from the counterparty, they are reported as an asset. If amounts are due to the counterparty, they are reported as a liability. Negative values in the carrying value of a particular derivative category can result from the counterparty’s right to offset carrying value positions in the other derivative categories.

The following summarizes the carrying values and notional amounts of the Company’s derivative financial instruments:

	December 31, 2012

	Assets		Liabilities

	Carrying Value	Notional Amount	Carrying Value	Notional Amount

	(In Millions)

Interest rate swaps	$2,403	$104,023	$156	$8,993
Options	305	9,583	(4)	43
Currency swaps	121	1,327	50	575
Forward contracts	16	3,199	-	249
Credit default swaps	13	1,164	-	35
Financial futures - long positions	-	2,270	-	-
Financial futures - short positions	-	352	-	-

Total	$2,858	$121,918	$202	$9,895

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2011

	Assets		Liabilities

	Carrying Value	Notional Amount	Carrying Value	Notional Amount

	(In Millions)

Interest rate swaps	$2,606	$96,739	$147	$8,264
Options	501	5,467	(47)	300
Currency swaps	138	901	80	813
Forward contracts	48	3,940	(1)	63
Credit default swaps	37	1,275	(1)	35
Financial futures - long positions	-	1,661	-	-
Financial futures - short positions	-	1,276	-	-

Total	$3,330	$111,259	$178	$9,475

In most cases, the notional amounts are not a measure of the Company’s credit exposure. The exceptions to this rule are mortgage-backed forwards and credit default swaps that sell protection. In the event of default, the Company is fully exposed to the notional amounts of $2,745 million as of December 31, 2012 and $2,224 million as of December 31, 2011. Collateral is exchanged for all derivative types except mortgage-backed forwards. For all other contracts, the amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, which relate to interest rates, exchange rates, security prices or financial or other indices.

The weighted average fair value of outstanding derivative financial instrument assets was $3,035 million for the year ended December 31, 2012 and was $2,717 million for the year ended December 31, 2011. The weighted average fair value of outstanding derivative financial instrument liabilities was $183 million for the year ended December 31, 2012 and was $177 million for the year ended December 31, 2011.

The following represents the Company’s gross notional interest rate swap positions:

	December 31,
	2012	2011

	(In Millions)

Open interest rate swaps in a fixed pay position	$60,608	$57,962
Open interest rate swaps in a fixed receive position	50,408	44,503
Other interest related swaps	2,000	2,538

Total interest rate swaps	$113,016	$105,003

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the Company’s net realized gains (losses) on closed contracts and change in net unrealized gains (losses) related to market fluctuations on open contracts by derivative type:

	December 31,
	2012		2011

	Net Realized Gains (Losses) Closed Contracts	Change In Net Unrealized Gains (Losses) Open Contracts	Net Realized Gains (Losses) Closed Contracts	Change In Net Unrealized Gains (Losses) Open Contracts

		(In Millions)

Interest rate swaps	$(58)	$(212)	$1	$549
Currency swaps	(41)	13	(3)	35
Options	17	(309)	(85)	320
Credit default swaps	4	(28)	4	11
Forward contracts	131	(32)	117	28
Financial futures - long positions	106	-	709	-
Financial futures - short positions	(226)	-	(285)	-

Total	$(67)	$(568)	$458	$943

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

5.	Fair value of financial instruments

The following presents a summary of the carrying values and fair values of the Company’s financial instruments:

	December 31, 2012					December 31, 2011

	Carrying Value	Fair Value	Level 1	Level 2	Level 3	Carrying Value	Fair Value

	(In Millions)					(In Millions)

Financial assets:
Bonds:
U. S. government and agencies	$7,654	$8,796	$-	$8,783	$13	$9,177	$10,998
All other governments	126	164	-	133	31	112	148
States, territories and possessions	1,449	1,641	-	1,641	-	1,281	1,409
Special revenue	3,983	4,945	-	4,945	-	2,341	2,689
Industrial and miscellaneous	38,419	42,199	-	26,930	15,269	35,558	37,578
Parent, subsidiaries and affiliates	5,260	5,473	-	1,433	4,040	4,995	5,030
Preferred stocks	336	358	-	73	285	323	310
Common stock - unaffiliated	834	834	620	59	155	576	576
Common stock - affiliated(1)	543	543	-	363	180	639	639
Mortgage loans - commercial	11,812	12,147	-	-	12,147	10,240	10,507
Mortgage loans - residential	2,145	2,162	-	-	2,162	2,158	2,145
Cash, cash equivalents and short-term investments	2,816	2,816	729	2,087	-	1,631	1,631
Separate account assets	52,340	52,340	35,306	16,524	510	41,532	41,532
Derivatives:
Interest rate swaps	2,403	2,382	-	2,382	-	2,606	2,606
Options	305	305	-	305	-	501	501
Currency swaps	121	121	-	121	-	138	138
Forward contracts	16	16	-	16	-	48	48
Credit default swaps	13	13	-	13	-	37	37
Financial liabilities:
Commercial paper	250	250	-	250	-	250	250
Securities sold under agreements to repurchase	3,822	3,822	-	3,822	-	3,580	3,580
Funding agreements	4,054	4,154	-	-	4,154	3,344	3,457
Investment-type insurance contracts:
Group annuity investment contracts	7,606	8,783	-	-	8,783	7,315	7,915
Individual annuity investment contracts	5,154	6,129	-	-	6,129	4,803	5,228
Supplementary investment contracts	1,020	1,021	-	-	1,021	990	991
Derivatives:
Interest rate swaps	156	157	-	157	-	147	147
Options	(4)	(4)	-	(4)	-	(47)	(47)
Currency swaps	50	50	-	50	-	80	80
Forward contracts	-	-	-	-	-	(1)	(1)
Credit default swaps	-	-	-	-	-	(1)	(1)

(1)Common stock - affiliated does not include MMHLLC (which had a statutory carrying value of $4,271 million as of December 31, 2012 and $3,413 million as of December 31, 2011) and C.M. Life Insurance Company (which had a statutory carrying value of $961 million as of December 31, 2012 and $ 930 million as of December 31, 2011).

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value establishes a measurement framework that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. Each level reflects a unique description of the inputs that are significant to the fair value measurements. The levels of the fair value hierarchy are as follows:

Level 1 – Observable inputs in the form of quoted prices for identical instruments in active markets.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be derived from observable market data for substantially the full term of the assets or liabilities.

Level 3 – One or more unobservable inputs that are supported by little or no market activity and are significant to fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using internal models, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

When available, the Company generally uses unadjusted quoted market prices from independent sources to determine the fair value of investments, and classifies such items within Level 1 of the fair value hierarchy. If quotable prices are not available, prices are derived from observable market data for similar assets in an active market or obtained directly from brokers for identical assets traded in inactive markets. Investments that are priced using these inputs are classified within Level 2 of the fair value hierarchy. When some of the necessary observable inputs are unavailable, fair value is based upon internally developed models. These models use inputs not directly observable or correlated with observable market data. Typical inputs, which are integrated in the Company’s internal discounted cash flow models and discounted earnings models include, but are not limited to, issuer spreads derived from internal credit ratings and benchmark yields such as London Inter-Bank Offered Rate (LIBOR), cash flow estimates and earnings before interest, taxes, depreciation and amortization estimates. Investments that are priced with such unobservable inputs are classified within Level 3 of the fair value hierarchy.

The Company has established and maintains policies and guidelines that govern its valuation methodologies and their consistent application. These policies and guidelines address the use of inputs, price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of prices against market activity or indicators for reasonableness, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. The valuation policies and guidelines are reviewed and updated as appropriate.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Annually, the Company reviews the primary pricing vendors to validate that the inputs used in that vendor’s pricing process are deemed to be market observable as defined above. While the Company was not provided access to proprietary models of the vendors, the reviews have included on-site walk-throughs of the pricing process, methodologies and control procedures for each asset class and level for which prices are provided. The review also included an examination of the underlying inputs and assumptions for a sample of individual securities across asset classes. In addition, the Company and its pricing vendors have an established challenge process in place for all security valuations, which facilitates identification and resolution of prices that fall outside expected ranges. The Company believes that the prices received from the pricing vendors are representative of prices that would be received to sell the assets at the applicable measurement date (exit prices) and are classified appropriately in the hierarchy.

The Company reviews the fair value hierarchy classifications at each reporting period. Overall, reclassifications between levels occur when there are changes in the observability of inputs and market activity used in the valuation of a financial asset or liability. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1 (primarily equity securities and mutual fund investments), transfers between Level 1 and Level 2 measurement categories are expected to be infrequent. Transfers into and out of Level 3 are summarized in the schedule of changes in Level 3 assets and liabilities.

The fair value for investment-type insurance contracts and funding agreements is determined as follows:

The fair value of group annuity investment contracts is determined by multiplying the book value of the contract by an average market value adjustment factor. The market value adjustment factor is directly related to the difference between the book value of client liabilities and the present value of installment payments discounted at current market value yields. The market value yield is measured by the Barclay's Aggregate Bond Index and the installment period is equivalent to the duration of the Company’s invested asset portfolio.

The fair value of individual annuity investment and supplementary contracts is determined using one of several methods based on the specific contract type. For short-term contracts, generally less than 30 days, the fair value is assumed to be the book value. For contracts with longer durations, guaranteed investment contracts, funding agreements, and investment-type contracts, the fair value is determined by calculating the present value of future cash flows discounted at current market interest rates, the risk-free rate or a current pricing yield curve based on pricing assumptions using assets of a comparable corporate bond quality. Annuities receiving dividends are accumulated at the average minimum guaranteed rate and discounted at the risk-free rate. All others are valued using cash flow projections from the Company's asset-liability management analysis.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Fair value hierarchy

The following presents the Company’s fair value hierarchy for financial instruments that are carried at fair value:

	December 31, 2012

	Level 1	Level 2	Level 3	Netting(1)	Total

	(In Millions)

Financial assets:
Bonds:
Industrial and miscellaneous	$-	$14	$12	$-	$26
Parent, subsidiaries and affiliates	-	3	-	-	3
Common stock - unaffiliated	620	59	155	-	834
Common stock - affiliated(2)	-	363	180	-	543
Cash equivalents and short-term investments(3)	-	2,087	-	-	2,087
Separate account assets	35,306	16,524	510	-	52,340
Derivatives:
Interest rate swaps	-	8,360	-	(5,957)	2,403
Options	-	342	-	(37)	305
Currency swaps	-	163	-	(42)	121
Forward contracts	-	45	-	(29)	16
Credit default swaps	-	21	-	(8)	13

Total financial assets carried at fair value	$35,926	$27,981	$857	$(6,073)	$58,691

Financial liabilities:
Securities sold under agreement to repurchase	$-	$3,822	$-	$-	$3,822
Derivatives:
Interest rate swaps	-	6,113	-	(5,957)	156
Options	-	33	-	(37)	(4)
Currency swaps	-	92	-	(42)	50
Forward contracts	-	29	-	(29)	-
Credit default swaps	-	8	-	(8)	-

Total financial liabilities carried at fair value	$-	$10,097	$-	$(6,073)	$4,024

(1)Netting adjustments represent offsetting positions that may exist under a master netting agreement with a counterparty where amounts due from the counterparty are offset against amounts due to the counterparty.

(2)Common stock – affiliated does not include MMHLLC (which had a statutory carrying value of $4,271 million as of December 31, 2012) and C.M. Life Insurance Company (which had a statutory carrying value of $961 million as of December 31, 2012).

(3)Does not include cash of $729 million.

For the year ended December 31, 2012, there were no significant transfers between Level 1 and Level 2.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2011

	Level 1	Level 2	Level 3	Netting(1)	Total

	(In Millions)

Financial assets:
Bonds:
Industrial and miscellaneous	$-	$22	$16	$-	$38
Common stock - unaffiliated	350	60	166	-	576
Common stock - affiliated(2)	-	334	305	-	639
Cash equivalents and short-term investments(3)	-	1,342	-	-	1,342
Separate account assets(4)	31,767	9,118	396	-	41,281
Derivatives:
Interest rate swaps	-	8,274	-	(5,668)	2,606
Options	-	584	-	(83)	501
Currency swaps	-	168	-	(30)	138
Forward contracts	-	69	-	(21)	48
Credit default swaps	-	46	-	(9)	37

Total financial assets carried at fair value	$32,117	$20,017	$883	$(5,811)	$47,206

Financial liabilities:
Derivatives:
Interest rate swaps	$-	$5,815	$-	$(5,668)	$147
Options	-	36	-	(83)	(47)
Currency swaps	-	110	-	(30)	80
Forward contracts	-	20	-	(21)	(1)
Credit default swaps	-	8	-	(9)	(1)

Total financial liabilities carried at fair value	$-	$5,989	$-	$(5,811)	$178

(1)Netting adjustments represent offsetting positions that may exist under a master netting agreement with a counterparty where amounts due from the counterparty are offset against amounts due to the counterparty.

(2)Common stock – affiliated does not include MMHLLC which had a statutory carrying value of $3,413 million and C.M. Life which had a statutory carrying value of $930 million.

(3)Does not include cash of $289 million.

(4)$251 million of market value separate account assets are not carried at fair value and, therefore, are not included in this table.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Valuation Techniques and Inputs

The Company determines the estimated fair value of its investments using primarily the market approach or the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or the income approach is used.

A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis and categorized within Level 2 and Level 3 of the fair value hierarchy is as follows:

Separate account assets - These assets primarily include bonds (industrial and miscellaneous; U.S. government and agencies), cash equivalents, short–term investments, and derivatives. Their fair values are determined as follows:

Bonds (Industrial and miscellaneous) - These securities are principally valued using the market or the income approaches. Level 2 valuations are based primarily on quoted prices in markets that are not active, broker quotes, matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads versus benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately placed securities are valued using discounted cash flow models using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes securities priced by independent pricing services that use observable inputs. Valuations based on matrix pricing or other similar techniques that utilize significant unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including adjustments for illiquidity, delta spread adjustments or spreads to reflect industry trends or specific credit–related issues are classified as Level 3. In addition, inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 are classified as Level 3.

Bonds (U.S. government and agencies) - These securities are principally valued using the market approach. Level 2 valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spreads versus the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

Cash equivalents, short-term investments and derivatives – The values are determined consistent with similar general account assets described below.

Derivative asset and derivative liabilities - These financial instruments are primarily valued using the market approach. The estimated fair value of derivatives is based primarily upon quotations obtained from counterparties and independent sources, such as quoted market values received from brokers. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and an independent source when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based upon an internal valuation process using market observable inputs that other market participants would use. Significant inputs to the valuation of derivative financial instruments include overnight index swaps (OIS) and LIBOR basis curves, interest rate volatility, swap yield curve, currency spot rates, cross currency basis curves and dividend yields. Due to the observability of the significant inputs to these fair value measurements, they are classified as Level 2.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Cash equivalents and short–term investments - Cash equivalents and short–term investments consist of highly liquid investments and include money market instruments, commercial paper and other highly liquid debt instruments. Money market instruments are generally valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in the cash equivalents and short–term investments category are typically not traded in active markets; however, their fair values are based on market observable inputs and, accordingly, these investments have been classified within Level 2 in the fair value hierarchy.

The use of different assumptions or valuation methodologies may have a material impact on the estimated fair value amounts. For the periods presented, there were no significant changes to the Company’s valuation techniques.

The following presents changes in the Company’s Level 3 assets that are carried at fair value:

	Year Ended December 31, 2012

					Total Level 3
	Bonds			Separate	Financial Assets
	Industrial and	Common Stock		Account	Carried at
	Miscellaneous	Unaffiliated	Affiliated	Assets	Fair Value

	(In Millions)

Balance as of January 1, 2012	$16	$166	$305	$396	$883
(Losses) gains in net income	(16)	8	26	37	55
Gains (losses) in surplus	5	(10)	10	-	5
Purchases	8	-	144	69	221
Issuances	16	-	-	-	16
Sales	(3)	(7)	(305)	(175)	(490)
Settlements(1)	(26)	(2)	-	92	64
Transfers in (2)	1	-	-	91	92
Other transfers (3)	11	-	-	-	11

Balance as of December 31, 2012	$12	$155	$180	$510	$857

(1)Real estate fair value is carried net of encumbrances on the Statements of Financial Position and the change in encumbrances are included in the settlements within separate account assets.

(2)This row identifies assets that are consistently carried at fair value but have had a level change. Generally transfers out of Level 3 occur when quoted prices are received in markets that have not been active, and therefore the assets are moved to Level 2. The separate account assets transferred into Level 3 were transferred from Level 2 due to a change in the pricing source.

(3)This row identifies assets that are either no longer carried at fair value, or have just begun to be carried at fair value, such as assets with no level changes but change in lower of cost or market carrying basis.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	Year Ended December 31, 2011

	Bonds					Total Level 3
		Parent,			Separate	Financial Assets
	Industrial and	Subsidiaries	Common Stock		Account	Carried at
	Miscellaneous	and Affiliates	Unaffiliated	Affiliated	Assets	Fair Value

	(In Millions)

Balance as of January 1, 2011	$36	$20	$155	$69	$405	$685
(Losses) gains in net income	(7)	-	10	11	5	19
(Losses) in surplus	(4)	-	(13)	(18)	-	(35)
Purchases	-	-	52	295	31	378
Issuances	23	-	147	1	-	171
Sales	-	-	(6)	(48)	(137)	(191)
Settlements(1)	(38)	-	(154)	-	92	(100)
Transfers out(2)	-	-	(25)	(5)	-	(30)
Other transfers (3)	6	(20)	-	-	-	(14)

Balance as of December 31, 2011	$16	$-	$166	$305	$396	$883

(1)Real estate fair value is carried net of encumbrances on the Statements of Financial Position and the change in encumbrances is included in the settlements within separate account assets.

(2)This row identifies assets that are consistently carried at fair value but have had a level change. Generally transfers out of Level 3 occur when quoted prices are received in markets that have not been active, and therefore the assets are moved to Level 2.

(3)This row identifies assets that are either no longer carried at fair value, or have just begun to be carried at fair value, such as assets with no level changes but change in lower of cost or market carrying basis.

6.	Fixed assets

The Company’s admitted fixed assets, comprised of EDP equipment, were $25 million and $27 million, net of accumulated depreciation of $180 million and $164 million, as of December 31, 2012 and 2011, respectively. The depreciation expense on all fixed assets was $44 million, $30 million and $19 million as of December 31, 2012, 2011 and 2010, respectively.

7.	Deferred and uncollected life insurance premium

Deferred and uncollected life insurance premium, net of loading and reinsurance, are included in other than invested assets in the Company’s Statutory Statements of Financial Position. The following summarizes the deferred and uncollected life insurance premium on a gross basis, as well as, net of loading and reinsurance:

	December 31,
	2012		2011

	Gross	Net	Gross	Net

	(In Millions)

Ordinary new business	$78	$26	$70	$25
Ordinary renewal	536	591	519	570
Group life	12	12	9	9

Total	$626	$629	$598	$604

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading on deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses. Refer to Note 2q. “Policyholders’ reserves” for information on the Company’s accounting policies regarding gross premium and net premium.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Uncollected premium is gross premium net of reinsurance that is due and unpaid as of the reporting date, net of loading. Net premium is the amount used in the calculation of reserves. The change in loading is included as an expense and is not shown as a reduction to premium income.

Ordinary new business and ordinary renewal business consist of the basic amount of premium required on the underlying life insurance policies.

8.	Surplus notes

The following summarizes the surplus notes issued and outstanding as of December 31, 2012:

Issue Date	Face Amount	Carrying Value	Interest Rate	Maturity Date

($ In Millions)

11/15/1993	$250	$250	7.625%	11/15/2023
03/01/1994	100	100	7.500%	03/01/2024
05/15/2003	250	249	5.625%	05/15/2033
06/01/2009	750	741	8.875%	06/01/2039
01/17/2012	400	399	5.375%	12/01/2041

Total	$1,750	$1,739

These notes are unsecured and subordinate to all present and future indebtedness of the Company, all policy claims and all prior claims against the Company as provided by the Massachusetts General Laws. The surplus notes are all held by bank custodians for unaffiliated investors. All issuances were approved by the Division. Surplus notes are included in surplus on the Statutory Statements of Financial Position.

All payments of interest and principal are subject to the prior approval of the Division. Anticipated sinking fund payments are due for the notes issued in 1993 and 1994 as follows: $62 million in 2021, $88 million in 2022, $150 million in 2023 and $50 million in 2024. There are no sinking fund requirements for the notes issued in 2003, 2009 or 2012. Scheduled interest on the notes issued in 1993 and 2003 is payable on May 15 and November 15 of each year to holders of record on the preceding May 1 or November 1, respectively. Scheduled interest on the note issued in 1994 is payable on March 1 and September 1 of each year to holders of record on the preceding February 15 or August 15, respectively. Scheduled interest on the notes issued in 2009 and 2012 is payable on June 1 and December 1 of each year to holders of record on the preceding May 15 and November 15, respectively. Interest expense is not recorded until approval for payment is received from the Division. Through December 31, 2012, the unapproved interest was $14 million. As of December 31, 2012, the Company has paid cumulative interest of $886 million on surplus notes. Interest of $126 million was approved and paid during the year ended December 31, 2012. Interest of $107 million was approved and paid during the years ended December 31, 2011 and 2010.

9.	Related party transactions

The Company has management and service contracts and cost-sharing arrangements with various subsidiaries and affiliates where the Company, for a fee, will furnish a subsidiary or affiliate, as required, operating facilities, human resources, computer software development and managerial services. Fees from C.M. Life accounted for $56 million in 2012, $62 million in 2011 and $65 million in 2010.

The Company has agreements with its subsidiaries and affiliates, including OFI and Baring International Investment Limited (Baring), where the Company receives revenue for certain recordkeeping and other services that the Company provides to customers who select, as investment options, mutual funds managed by these affiliates.

The Company has agreements with its subsidiaries, Babson Capital Management LLC (Babson Capital) and Cornerstone Real Estate Advisers, LLC (CREA), which provide investment advisory services to the Company.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table summarizes the transactions between the Company and the related parties:

	Years Ended December 31,
	2012	2011	2010

	(In Millions)

Fee income:
Management and service contracts and cost-sharing arrangements	$152	$169	$134
Recordkeeping and other services	50	53	42
Investment advisory income	25	25	23
Fee expense:
Investment advisory services	198	177	155

The Company reported $34 million and $40 million as amounts due from subsidiaries and affiliates as of December 31, 2012 and 2011, respectively. The Company reported $30 million as amounts due to subsidiaries and affiliates as of December 31, 2012 and 2011. Terms generally require settlement of these amounts within 30 to 90 days.

The Company’s subsidiaries, Babson Capital and CREA, invest a portion of its nonqualified compensation plan in an interest guarantee contract with the Company. The Company credited interest on deposits of $5 million for the year ended December 31, 2012 and $4 million and less than $1 million for the years ended December 31, 2011 and 2010 to the Babson Capital and CREA contracts.

The Company has modified coinsurance (Modco) agreements with the Japanese subsidiary of MMHLLC, MassMutual Life Insurance Company, on certain life insurance products. Under these Modco agreements, the Company is the reinsurer and the Japanese subsidiary retains the reserves and associated assets on individual life insurance policies. The predominant contract types are whole life, endowments and term insurance. The Modco agreements are used to allow the Japanese subsidiary to keep control of the investment and management of the assets supporting the reserves. The Modco adjustment is the mechanism by which the Company funds the reserve on the reinsured portion of the risk. It is needed to adjust for the financial effect of the Japanese subsidiary holding the reserves on the ceded coverage rather than the Company. As of December 31, 2012 and 2011, the net amounts due from the Japanese subsidiary were $2 million and $1 million, respectively. These outstanding balances are due and payable within 90 days.

The following summarizes the related party reinsurance transactions between the Company and the Japanese subsidiary:

	Years Ended December 31,
	2012	2011	2010

	(In Millions)

Premium assumed	$20	$23	$26
Modified coinsurance adjustments, included in fees and other income	18	15	30
Expense allowances on reinsurance assumed, included in other expense	(2)	(2)	(3)
Policyholders’ benefits	(25)	(32)	(48)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company has reinsurance agreements with its subsidiary, C.M. Life, and its indirect subsidiary, MML Bay State, including stop-loss, coinsurance, Modco and yearly renewable term agreements on life insurance products. The Company also has coinsurance agreements with C.M. Life where the Company assumes substantially all of the premium on certain universal life policies. As of December 31, 2012 and 2011, the net amounts due to C.M. Life and MML Bay State were $38 million and $30 million, respectively. These outstanding balances are due and payable with terms ranging from monthly to annually, depending on the agreement in effect.

The following table summarizes the reinsurance transactions for these agreements:

	Years Ended December 31,
	2012	2011	2010

	(In Millions)

Premium assumed	$73	$78	$85
Modified coinsurance adjustments, included in fees and other income	34	33	39
Expense allowance on reinsurance assumed, included in fees and other expense	(24)	(24)	(25)
Policyholders’ benefits	(134)	(116)	(87)
Experience refunds (paid)	1	(2)	(1)

The Company participates in variable annuity exchange programs with its subsidiary, C.M. Life (including MML Bay State) where certain variable annuity contract holders of the Company, C.M. Life or MML Bay State can make nontaxable exchanges of their contract for an enhanced variable annuity contract of the Company or C.M. Life. The Company recorded premium income of $3 million, $5 million and $8 million in 2012, 2011 and 2010, respectively. The Company recorded surrender benefits of $1 million as of December 31, 2012, 2011 and 2010 related to these exchange programs. C.M. Life recorded premium income of $1 million as of December 31, 2012, 2011 and 2010. C.M. Life recorded surrender benefits of $2 million, $5 million and $8 million in 2012, 2011 and 2010, respectively, related to these exchange programs. The Company has an agreement with C.M. Life to compensate them or to be compensated for the lost revenue associated with the exchange of contracts that are within the surrender charge period. As a result of these exchanges, the Company did not pay any net commissions to C.M. Life as of December 31, 2012, 2011 and 2010.

In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. Refer to Note 17f. “Commitments” for information on the Company’s accounting policies regarding these related party commitments and Note 17g. “Guarantees” for information on the guarantees.

10.	Reinsurance

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its insurance risk. Such transfers do not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. The Company reinsures a portion of its life business under either a first dollar quota-share arrangement or an in excess of the retention limit arrangement. The Company also reinsures a portion of its disability and long-term care business. The amounts reinsured are on a yearly renewable term (YRT), coinsurance or modified coinsurance basis. The Company’s retention limit per individual life insured is generally $15 million.

Refer to Note 9. “Related party transactions” for information about the Company’s affiliated reinsurance transactions.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company did not reinsure any policies with a company chartered in a country other than the U.S., excluding U.S. branches of these companies, and which was owned in excess of 10% or controlled directly or indirectly by an insured, a beneficiary, a creditor or any other person not primarily engaged in the insurance business. There are no reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

If all reinsurance agreements were terminated by either party as of December 31, 2012, the resulting reduction in surplus due to loss of reinsurance reserve credits, net of unearned premium, would be approximately $2,449 million assuming no return of the assets backing these reserves from the reinsurer to the Company.

Reinsurance amounts included in premium income in the Statutory Statements of Income were as follows:

	Years Ended December 31,
	2012	2011	2010

	(In Millions)

Direct premium	$20,944	$14,101	$11,725
Premium assumed	94	102	110
Premium ceded	(711)	(712)	(672)

Total net premium	$20,327	$13,491	$11,163

Reinsurance recoveries
Assumed	$(116)	$(91)	$(72)
Ceded	426	443	399

Reinsurance amounts included in the Statutory Statements of Financial Position were as follows:

	December 31,
	2012	2011

	(In Millions)

Reinsurance reserves:
Assumed	$782	$760
Ceded	(2,722)	(2,477)

Amounts recoverable from reinsurers
Assumed	(23)	(12)
Ceded	114	100

Reinsurance reserves ceded as of December 31, 2012 include $1,803 million associated with life insurance policies, $842 million for long-term care, $59 million for disability and $18 million for group life and health. Reinsurance reserves ceded as of December 31, 2011 include $1,676 million associated with life insurance policies, $715 million for long-term care, $66 million for disability and $20 million for group life and health.

As of December 31, 2012, one reinsurer accounted for 23% of the outstanding reinsurance recoverable and the next largest reinsurer had 20% of the balance. The Company believes that no exposure to a single reinsurer represents an inappropriate concentration of risk to the Company, nor is the Company’s business substantially dependent upon any single reinsurer.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In 2012, the Company recaptured YRT life reinsurance treaties from several different reinsurers, and one new agreement was executed which includes policies or contracts that were in force and had existing reserves established by the Company. The recaptures and new agreement reduced premiums paid to reinsurers by $10 million and reinsurance reserves ceded by $44 million.

11.	Policyholders’ liabilities

a.	Policyholders’ reserves

The Company had total life insurance in force of $420,525 million and $400,634 million as of December 31, 2012 and 2011, respectively. Of this total, the Company had $21,141 million and $16,634 million of life insurance in force as of December 31, 2012 and 2011, respectively, for which the gross premium was less than the net premium according to the standard valuation set by the Division. The gross premium is less than the net premium needed to establish the reserves because the statutory reserves must use standard conservative valuation mortality tables, while the gross premium calculated in pricing uses mortality tables that reflect both the Company’s experience and the transfer of mortality risk to reinsurers.

The following summarizes policyholders’ reserves, net of reinsurance, and the range of interest rates by type of product:

	December 31,
	2012				2011

	Amount	Interest Rates			Amount	Interest Rates

	($ In Millions)

Individual life	$37,303	2.5%	-	6.0%	$35,508	2.5%	-	6.0%
Group life	11,253	2.5%	-	4.5%	10,007	2.5%	-	4.5%
Group annuities	10,170	2.3%	-	11.3%	9,486	2.3%	-	11.3%
Individual annuities	8,149	2.3%	-	11.3%	7,288	2.3%	-	11.3%
Individual universal and variable life	4,157	4.0%	-	6.0%	3,598	4.0%	-	6.0%
Disabled life claim reserves	1,868	3.5%	-	6.0%	1,855	3.5%	-	6.0%
Disability active life reserves	623	3.5%	-	6.0%	595	3.5%	-	6.0%
Other	211	2.5%	-	6.0%	199	2.5%	-	6.0%

Total	$73,734				$68,536

Individual life includes whole life and term insurance. Group life includes corporate-owned life insurance, bank-owned life insurance, group universal life, group variable universal life and private client group products. Group annuities include deferred annuities and single premium annuity contracts. Individual annuities include individual annuity contracts and structured settlements. Individual universal and variable life products include universal life and variable life products. Disabled life claim reserves include disability income and long-term care claims that have been incurred but not reported. Disability active life reserves include disability income and long-term care contracts issued. Other is comprised of disability life and accidental death insurance.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

b.	Liabilities for deposit-type contracts

The following summarizes liabilities for deposit-type contracts and the range of interest rates by type of product:

	December 31,
	2012				2011

	Amount	Interest Rates			Amount	Interest Rates

	($ In Millions)

Funding agreements:
Note programs	$3,447	0.7%	-	6.2%	$2,731	0.3%	-	6.2%
Federal Home Loan Bank of Boston	601	1.1%	-	3.0%	601	1.1%	-	3.0%
Various others	6	4.1%	-	10.2%	12	4.1%	-	10.2%
Supplementary contracts	653	0.3%	-	8.0%	609	0.3%	-	8.0%
Dividend accumulations	566	3.4%	-	3.7%	571	3.4%	-	3.5%
Other	50	4.0%	-	8.0%	64	4.0%	-	8.0%

Total	$5,323				$4,588

Funding agreements are investment contracts sold to domestic and international institutional investors. The terms of the funding agreements do not give the holder the right to terminate the contract prior to the contractually stated maturity date. No funding agreements have been issued with put provisions or ratings-sensitive triggers. Currency swaps are employed to eliminate foreign exchange risk from all funding agreements issued to back non-U.S. dollar denominated notes. Assets received for funding agreements may be invested in the general account of the Company.

Under most of the Company’s funding agreement programs, the Company creates an investment vehicle or trust for the purpose of issuing medium-term notes to investors. Proceeds from the sale of the medium-term notes issued by these unconsolidated affiliates are used to purchase funding agreements from the Company. The payment terms of any particular series of notes are matched by the payment terms of the funding agreement securing the series. Notes were issued from the Company’s $2 billion European Medium-Term Note Program with approximately $467 million remaining in run-off. Notes are currently issued from its $12 billion Global Medium-Term Note Program.

During 2011, the Company entered into funding agreements with the Federal Home Loan Bank of Boston (FHLB Boston) in exchange for cash. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. These funding agreements are collateralized by securities with estimated fair values of $656 million as of December 31, 2012. The Company’s borrowing capacity with the FHLB Boston is subject to the lower of the limitation on the pledge of collateral for a loan set forth in New York Insurance Law Section 1411(C) and by the Company’s internal limit. The Company’s unused capacity was $741 million as of December 31, 2012. As a member of the FHLB Boston, the Company holds common stock of the FHLB Boston at a statement value of $52 million as of December 31, 2012 and 2011. All FHLB Boston funding agreement assets and liabilities are classified in the Company’s general account. The Company accounts for these funds consistent with its other deposit-type contracts.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2012, the Company’s funding agreement balances by maturity year were as follows (in millions):

2013	$641
2014	753
2015	402
2016	653
2017	552
Thereafter	1,053

Total	$4,054

c.	Unpaid claims and claim expense reserves

The Company establishes unpaid claims and claim expense reserves to provide for the estimated costs of paying claims made under individual disability and long-term care policies written by the Company. These reserves include estimates for both claims that have been reported and those that have been incurred but not reported, and include estimates of all future expenses associated with the processing and settling of these claims. This estimation process is primarily based on the assumption that experience is an appropriate indicator of future events and involves a variety of actuarial techniques that analyze experience, trends and other relevant factors. The amounts recorded for unpaid claims and claim expense reserves represent the Company’s best estimate based upon currently known facts and actuarial guidelines. Accordingly, actual claim payouts may vary from these estimates.

The following summarizes the disabled life and long-term care unpaid claims and claim expense reserves:

	December 31,
	2012	2011

	(In Millions)

Claim reserves, beginning of year	$1,993	$1,965
Less: Reinsurance recoverables	115	115

Net claim reserves, beginning of year	1,878	1,850

Claims paid related to:
Current year	(14)	(16)
Prior years	(312)	(310)

Total claims paid	(326)	(326)

Incurred related to:
Current year’s incurred	230	239
Current year’s interest	5	4
Prior year’s incurred	21	19
Prior year’s interest	81	80

Total incurred	337	342

Adjustments through surplus	-	12

Net claim reserves, end of year	1,889	1,878
Reinsurance recoverables	128	115

Claim reserves, end of year	$2,017	$1,993

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The changes in reserves for incurred claims related to prior years are generally the result of recent loss development trends. The $21 million increase in the prior years’ incurred claims for 2012 and the $19 million increase in the prior years’ incurred claims for 2011 were generally the result of differences between actual termination experience and statutory termination tables.

The following reconciles disabled life claim reserves to the net claim reserves at the end of the years presented in the previous table. Disabled life claim reserves are recorded in policyholders’ reserves. Accrued claim liabilities are recorded in other liabilities.

	December 31,
	2012	2011

	(In Millions)

Disabled life claim reserves	$1,868	$1,855
Accrued claim liabilities	21	23

Net claim reserves, end of year	$1,889	$1,878

d.	Additional liability for annuity contracts

Certain variable annuity contracts include additional death or other insurance benefit features, such as GMDBs, GMIBs, GMABs and GMWBs. In general, these benefit guarantees require the contract or policyholder to adhere to a company-approved asset allocation strategy. Election of these benefits on annuity contracts is generally only available at contract issue.

The following shows the liabilities for GMDBs, GMIBs, GMABs and GMWBs (in millions):

Liability as of January 1, 2011	$488
Incurred guarantee benefits	321
Paid guarantee benefits	(4)

Liability as of December 31, 2011	805
Incurred guarantee benefits	(243)
Paid guarantee benefits	(5)

Liability as of December 31, 2012	$557

The Company held reserves in accordance with the stochastic scenarios as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company held additional reserves above those indicated based on the stochastic scenarios in order to maintain a prudent level of reserve adequacy.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the account values, net amount at risk and weighted average attained age for variable annuity contracts with GMDBs, GMIBs, GMABs and GMWBs classified as policyholders’ reserves and separate account liabilities. The net amount at risk is defined as the minimum guarantee less the account value calculated on a policy-by-policy basis, but not less than zero.

	December 31,
	2012			2011

	Account Value	Net Amount at Risk	Weighted Average Attained Age	Account Value	Net Amount at Risk	Weighted Average Attained Age

	($ In Millions)

Annuity:
GMDB	$9,976	$64	62	$9,039	$224	62
GMIB	4,260	609	63	4,010	822	62
GMAB	1,925	10	57	1,555	53	57
GMWB	211	10	66	195	17	66

Account balances of variable annuity contracts with GMDBs, GMIBs, GMABs and GMWBs are summarized below:

				December 31,
	2012				2011

	GMDB	GMIB	GMAB	GMWB	GMDB	GMIB	GMAB	GMWB

	(In Millions)

Separate account	$8,909	$4,244	$1,859	$211	$8,076	$3,996	$1,487	$195
General account	1,067	16	66	-	963	14	68	-

Total	$9,976	$4,260	$1,925	$211	$9,039	$4,010	$1,555	$195

e.	Additional liability for individual life contracts

Certain universal life and variable universal life contracts include features such as GMDBs or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit.

The net liability for guarantees on universal life and variable universal life type contracts was as follows:

	December 31,
	2012	2011

	(In Millions)

Beginning balance	$1,580	$1,305
Net liability increase	299	275

Ending balance	$1,879	$1,580

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

12.	Debt

The Company issues commercial paper in the form of Notes in minimum denominations of $250 thousand up to a total aggregation of $1 billion. These Notes have maturities up to a maximum of 270 days from the date of issue and are sold at par less a discount representing an interest factor or, if interest bearing, at par. The Notes are not redeemable or subject to voluntary prepayments by the Company. Commercial paper had a carrying value and face amount of $250 million as of December 31, 2012 and 2011. The commercial paper issued in 2012 had interest rates ranging from 0.15% to 0.23% with maturity dates ranging from 1 day to 38 days. Interest expense for the commercial paper was less than $1 million for the years ended December 31, 2012, 2011 and 2010.

On September 27, 2012, the Company signed a $1 billion, five year credit facility, with a syndicate of lenders that can be used for general corporate purposes and to support commercial paper borrowings. The new credit facility replaces an existing $1 billion credit facility, which was due to expire April 2013. The new facility has an upsize option for an additional $500 million. The terms of the credit facility provide for, among other provisions, covenants pertaining to liens, fundamental changes, transactions with affiliates and adjusted statutory surplus. As of and for the years ended December 31, 2012, 2011 and 2010, the Company was in compliance with all covenants under the credit facilities. For the years ended December 31, 2012, 2011 and 2010, there were no draws on the credit facilities. Credit facility fees were $3 million, $1 million and less than $1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

13.	Employee benefit plans

The Company provides multiple benefit plans including retirement plans and life and health benefits to employees, certain employees of unconsolidated subsidiaries, agents and retirees.

a.	Pension plans

The Company has funded and unfunded noncontributory defined benefit pension plans that cover substantially all employees, agents and retirees. For participants, benefits are calculated as the greater of (1) a formula based on age, service and salary during their careers or (2) a formula based on final average earnings and length of service.

The Company’s policy is to fund qualified pension costs in accordance with the Employee Retirement Income Security Act of 1974. In 2012 and 2011, the Company contributed $113 million and $137 million, respectively, to its qualified defined benefit plan.

b.	Defined contribution plans

The Company sponsors funded (qualified 401(k) thrift savings) and unfunded (nonqualified deferred compensation thrift savings) defined contribution plans for all of its employees, agents and retirees. The qualified 401(k) thrift savings plan’s net assets available for benefits were $1,608 million and $1,423 million as of December 31, 2012 and 2011, respectively. The Company match for the qualified 401(k) thrift savings plan is limited to 5% of eligible W-2 compensation. The Company’s total matching thrift savings contributions were $28 million for the years ended December 31, 2012 and 2011, and $29 million for the year ended December 31, 2010, and were included in general insurance expenses.

The Company also maintains a defined contribution plan for agents, which was frozen in 2001. The net assets available for these benefits were $182 million and $179 million as of December 31, 2012 and 2011, respectively.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Other postretirement and postemployment benefits

The Company provides certain life insurance and health care benefits (other postretirement benefits) for its retired employees and agents, their beneficiaries and covered dependents. MMHLLC has the obligation to pay the Company’s other postretirement benefits. The transfer of this obligation to MMHLLC does not relieve the Company of its primary liability. MMHLLC is allocated other postretirement expenses related to interest cost, amortization of actuarial gains (losses) and expected return on plan assets, whereas service cost and amortization of the transition obligation are recorded by the Company.

The health care plan is contributory; while a portion of the basic life insurance plan is noncontributory. Substantially all of the Company’s U.S. employees and agents may become eligible to receive other postretirement benefits. These benefits are funded as the benefits are provided to the participants. The postretirement health care plans include a limit on the Company’s share of costs for recent and future retirees.

The Company provides retiree life insurance coverage for home office employees who, as of January 1, 2010, were age 50 with at least 10 years of service or had attained 75 points, generally age plus service, with a minimum 10 years of service.

Accrued Postemployment Benefits

The Company provides severance-related postemployment benefits for home office employees. The net accumulated liability for these benefits was $29 million and $28 million as of December 31, 2012 and 2011, respectively.

The Company accrues postemployment benefits for agents’ health benefits for those agents who qualify for long-term disability and are not retired. The net accumulated liability for these benefits was $11 million as of December 31, 2012 and 2011.

d.	Benefit obligations

The initial transition obligation for other postretirement benefits of $138 million was amortized over 20 years and fully amortized by the end of 2012. The initial transition obligation represents the phased recognition on the Statutory Statements of Income of the differences between the plan’s funded status and the accrued cost on the Company’s Statutory Statements of Financial Position when the Company first transitioned to statutory guidance regarding postretirement benefits other than pensions. See Section f. of this Note, “Amounts recognized in the Statutory Statements of Financial Position,” for details on the Plan’s funded status.

Accumulated benefit obligations represent the present value of pension benefits earned as of a December 31 measurement date based on service and compensation and do not take into consideration future salary levels.

Projected benefit obligations for pension benefits represent the present value of pension benefits earned as of a December 31 measurement date projected for estimated salary increases to an assumed date with respect to retirement, termination, disability or death.

Accumulated and projected postretirement benefit obligations for other postretirement benefits represent the present value of postretirement medical and life insurance benefits earned as of a December 31 measurement date projected for estimated salary and medical claim rate increases to an assumed date with respect to retirement, disability or death.

Actuarial (gains) losses represent the difference between the expected results and the actual results used to determine the projected benefit obligation, accumulated benefit obligation and current year expense. A few of the major assumptions used in this calculation include: expected future compensation levels, healthcare cost trends, mortality and expected retirement age.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the pension and other postretirement projected and accumulated benefit obligation for vested and non-vested employees:

	December 31,
	2012	2011	2012	2011

	Pension Benefits		Other Postretirement Benefits

	(In Millions)

Projected benefit obligation for:
Vested employees	$2,355	$2,163	$363	$365
Non-vested employees	27	29	53	50

Total projected benefit obligation	$2,382	$2,192	$416	$415

Accumulated benefit obligation for:
Vested employees	$2,340	$2,148	$363	$365
Non-vested employees	8	12	53	50

Total accumulated benefit obligation	$2,348	$2,160	$416	$415

The following sets forth the change in the vested projected benefit obligation of the defined benefit pension and other postretirement plans:

	December 31,
	2012	2011	2012	2011

	Pension Benefits		Other Postretirement Benefits

	(In Millions)

Projected benefit obligation, beginning of year	$2,163	$1,764	$365	$330
Service cost	59	42	4	4
Interest cost	92	95	14	16
Contributions by plan participants	-	-	11	10
Actuarial (gains) losses	26	59	(23)	(13)
Medicare prescription drug direct subsidy	-	-	2	2
Benefits paid	(93)	(95)	(29)	(27)
Change in discount rate	108	298	19	43

Projected benefit obligation, end of year	$2,355	$2,163	$363	$365

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following sets forth the change in the vested accumulated benefit obligation of the defined benefit pension and other postretirement plans:

	December 31,
	2012	2011	2012	2011

	Pension Benefits		Other Postretirement Benefits

	(In Millions)

Accumulated benefit obligation, beginning of year	$2,148	$1,743	$365	$330
Service cost	60	43	4	4
Interest cost	92	94	14	16
Contributions by plan participants	-	-	11	10
Actuarial (gains) losses	25	66	(23)	(13)
Medicare prescription drug direct subsidy	-	-	2	2
Benefits paid	(93)	(95)	(29)	(27)
Change in discount rate	108	297	19	43

Accumulated benefit obligation, end of year	$2,340	$2,148	$363	$365

The determination of the discount rate is based upon rates commensurate with current yields on high quality corporate bonds as of a measurement date of December 31, 2012. A spot yield curve is developed from this data which is used to determine the present value for the obligation. The projected plan cash flows are discounted to the measurement date based on the spot yield curve. A single discount rate is utilized to ensure the present value of the benefits cash flow equals the present value computed using the spot yield curve. A 25 basis point change in the discount rate results in approximately a $77 million change in the projected pension benefit obligation. The methodology includes producing a cash flow of annual accrued benefits. For active participants, service was projected to the end of 2012 and pensionable earnings are projected to the date of probable termination. See Section h. of this Note, “Assumptions” for details on the discount rate.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

e.	Plan assets

All investments of the qualified pension plan are invested through the Company’s group annuity contract. This contract invests in the General Investment Account (GIA) option of the Company, pooled separate accounts and nonpooled separate accounts. Pooled separate account assets support more than one group annuity contract and are managed by the Company. These assets are assigned for the purposes of allocating investment returns and asset gains and losses. Nonpooled separate accounts are managed by the Company and unaffiliated asset managers.

The Company’s qualified pension plan assets are as follows:

	December 31,
	2012	2011

	(In Millions)

Pension plan assets managed by the Company and affiliated asset managers:
General Investment Account Option	$222	$253
Babson Long Term Duration Bond Fund	155	141
Alternative Investment Separate Account	147	133
Oppenheimer Small Capitalization Core Fund	110	99
MM Premier Core Bond Fund	98	42
Oppenheimer International Growth Fund	96	72
Babson Enhanced Index Value Fund	76	65
Oppenheimer Large Core Fund	71	65
MM Premier Capital Appreciation Fund	55	48
MM Premier Strategic Emerging Markets Fund	49	35
Oppenheimer Large Capitalization Value Fund	36	39
Oppenheimer Real Estate Fund	24	21

	1,139	1,013

Pension plan assets managed by unaffiliated asset managers:
Goldman Sachs Asset Management Long Duration Bond Fund	158	144
Pacific Asset Management Company Long Duration Bond Fund	157	140
Harris International	96	68
T. Rowe Price Emerging Markets Stock Fund	49	36
MM Select Growth Opportunities Fund	46	38
MM Select Blue Chip Growth Fund	44	37
MM Select Small Cap Value Fund	39	33
MM Select Small Cap Growth Fund	37	33
MM Select Large Cap Value Fund	36	25

	662	554

Total qualified pension plan assets	$1,801	$1,567

The approximate amount of annual benefits to plan participants covered by a group annuity contract issued by the employer or related parties is estimated at $63 million in 2013.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company employs a total return investment approach whereby a mix of equities and fixed-income investments are used to maximize the long-term return of plan assets with a prudent level of risk. Risk tolerance is established through consideration of plan liabilities, plan funded status and corporate financial condition. The investment portfolio contains a diversified blend of equity and fixed-income investments. Alternative assets such as a private equity fund, an equity index exchange traded fund and a bond index exchange traded fund are used to improve portfolio diversification. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews, annual liability measurements, and periodic asset and liability studies.

The target range allocations for the qualified pension plan assets are 25% to 35% domestic equity securities, 20% to 30% long duration bond securities, 15% to 25% GIA option, 13% to 18% international equity securities and 5% to 15% alternative investments. Domestic equities primarily include investments in large capitalization (large-cap) companies and small capitalization (small-cap) companies. Long duration bond securities invest in several long duration bond exchange traded funds. International equities include investments in American Depository Receipts and limited partnerships that trade primarily in foreign markets in Europe, Latin America and Asia. The pension plan asset’s GIA option earns fixed interest, primarily comprised of an investment in an unallocated insurance contract, held by the Company. Approximately 13% and 16% of the assets of the Company’s pension plan were invested in the Company’s GIA option through the unallocated group annuity insurance contract as of December 31, 2012 and 2011, respectively.

The change in plan assets represents a reconciliation of beginning and ending balances of the fair value of the plan assets used to fund future benefit payments. The following presents the change in plan assets:

	December 31,
	2012	2011	2012	2011

	Pension Benefits		Other Postretirement Benefits

	(In Millions)

Fair value of plan assets, beginning of year	$1,567	$1,438	$5	$5
Actual return on plan assets	197	69	-	-
Employer contributions	130	155	18	16
Contributions by plan participants	-	-	11	10
Benefits paid	(93)	(95)	(29)	(27)
Other	-	-	-	1

Fair value of plan assets, end of year	$1,801	$1,567	$5	$5

The General Investment Account option is designed to provide stable, long-term investment growth. The option is backed by MassMutual’s GIA, which is a diversified portfolio composed primarily of high quality, fixed income investments, including public bonds, private placements, commercial mortgage loans and short-term investments.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the GIA option allocation by type of investment:

	December 31,
	2012	2011

Bonds	64%	65%
Mortgage loans	15	15
Partnerships and LLCs	7	7
Common stocks - subsidiaries and affiliates	5	5
Other investments	5	5
Cash and cash equivalents	3	2
Real estate	1	1

	100%	100%

The qualified pension plan invests in the following pooled and nonpooled separate account options:

Babson Long Term Duration Bond Fund is a nonpooled separate account subadvised by Babson Capital with a long duration bond strategy that invests in a diversified portfolio of fixed-income, short-term bonds, government securities and cash. The specific performance objective is to outperform the total return of the Barclays Capital U.S. Long Government/Credit Bond index.

Alternative Investment Separate Account is a nonpooled separate account subadvised by Babson Capital. Babson Capital’s strategy includes holdings of private equity funds, hedge funds, a private real estate fund and an equity index exchange traded fund.

Oppenheimer Small Capitalization Core Fund is a pooled separate account subadvised by OFI Institutional Asset Management (OFI Institutional) that invests in domestic small-cap, mid-cap, other fixed-income securities and international small/mid-cap securities. The fund aims to maintain a broadly diversified portfolio across all major economic sectors by applying risk controls for both sector and position size. The fund’s strategy uses separate fundamental research and quantitative models to select securities.

MM Premier Core Bond Fund is a pooled separate account subadvised by Babson Capital. It primarily invests in high-quality, investment grade bonds with selective and prudent investments in high yield bonds, which are deemed to provide an attractive risk/reward trade off. Security selection is an in-depth, bottom-up credit research process seeking securities with attractive yields among the corporate, U.S. government (treasury and agency) and mortgage and asset backed sectors.

Oppenheimer International Growth Fund is a pooled separate account subadvised by OFI Institutional that invests in international large-cap securities. This international equity strategy focuses on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity.

Babson Enhanced Index Value Fund is a nonpooled separate account subadvised by Babson Capital that invests in domestic small-cap, mid-cap, large-cap and other fixed-income securities. The strategy is a large-cap value equity strategy that uses a systematic strategy that exploits market inefficiencies designed to outperform the fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Oppenheimer Large Core Fund is a nonpooled separate account subadvised by OFI Institutional that invests in a diversified mix of larger company stocks for capital appreciation potential. The strategy is a large-cap core equity strategy, where the portfolio managers combine fundamental research and quantitative models to identify investment opportunities among large, competitively advantaged companies whose earnings are growing faster than average, or whose shares appear to be mispriced by the market.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

MM Premier Capital Appreciation Fund is a pooled separate account subadvised by OFI Institutional that invests primarily in domestic large-cap common stocks of growth companies. The strategy is a large-cap growth equity strategy that seeks companies in rapidly expanding industries that they believe may appreciate in value over the long- term.

MM Premier Strategic Emerging Markets Fund is a pooled separate account subadvised by Baring with an emerging markets equity strategy that invests in international emerging markets and seeks long-term capital growth. Baring determines the universe of emerging market countries in which to invest, and this list may change from time to time based on Baring’s assessment of a country’s suitability for investment.

Oppenheimer Large Capitalization Value Fund is a nonpooled separate account subadvised by OFI Institutional that invests in domestic small-cap, mid-cap and large-cap common stocks. The fund can also buy other investments, including preferred stocks, rights and warrants and convertible debt securities. The strategy is a large-cap value equity strategy that uses fundamental analyses to select securities for the fund that it believes are undervalued.

Oppenheimer Real Estate Fund is a pooled separate account that invests in an Oppenheimer mutual fund subadvised by CREA. This real estate strategy seeks out exposure to the commercial real estate market and uses a fundamental research driven approach to search for what are believed to be high quality companies in the Real Estate Investment Trust (REIT) market among other investments. REIT’s are publicly traded securities that sell like a stock on the major exchanges and which invest in real estate.

Goldman Sachs Asset Management Long Duration Bond Fund is a nonpooled separate account subadvised by Goldman Sachs Asset Management with a long duration bond strategy that invests in a diversified portfolio of fixed- income, short term bonds, government securities and cash. The specific performance objective is to outperform the total return of the Barclays Capital U.S. Long Government/Credit Bond index.

Pacific Investment Management Company Long Duration Bond Fund is a nonpooled separate account subadvised by Pacific Investment Management Company with a long duration bond strategy that invests in a diversified portfolio of fixed-income, short-term bonds, government securities and cash. The specific performance objective is to outperform the total return of the Barclays Capital U.S. Long Government/Credit Bond index.

Harris International is a nonpooled separate account subadvised by Harris Associates that invests in international large-cap value securities and equity securities, which may include common stocks, preferred stocks, securities that are convertible into common stocks, depositary receipts, and rights and warrants to buy common stocks. This international equity strategy seeks out companies that it believes to be trading in the market at significant discounts to their underlying values.

T. Rowe Price Emerging Markets Stock Fund is a nonpooled separate account subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price) with an emerging markets equity strategy that seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Latin America, Asia, Europe, Africa and the Middle East.

MM Select Growth Opportunities Fund is a pooled separate account subadvised by Sands Capital Management, LLC (Sands Capital) and Delaware Management Company (DMC) with a large-cap growth equity strategy. Sands Capital uses bottom-up, fundamental research and focuses on six key investment criteria: sustainable, above average earnings growth, a leadership position, competitive advantages, a value-added focus with a clear mission, financial strength and rational valuation. DMC seeks to select large-cap equities that it believes are undervalued in relation to their intrinsic value, as indicated by multiple factors, including the return on capital above its cost of capital.

MM Select Blue Chip Growth Fund is a pooled separate account subadvised by T. Rowe Price that seeks growth of capital over the long-term. The strategy is a large cap growth equity strategy that seeks well-established companies with the potential for above-average earnings growth. In selecting securities, T. Rowe Price generally seeks to identify companies with a leading market position, seasoned management and strong financial fundamentals.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

MM Select Small Cap Growth Fund is a pooled separate account subadvised by Wadell & Reed, Wellington Management (Wellington) and Timberline Asset Management that invests in domestic small-cap equity securities and seeks long-term capital appreciation. Each subadviser employs a growth-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the fund. Each of the subadvisers uses a combination of fundamental and quantitative analyses to identify small-cap companies that it believes are experiencing or will experience rapid earnings or revenue growth.

MM Select Small Cap Value Fund is a pooled separate account subadvised by Wellington and Barrow Hanley that seeks to maximize total return through investing primarily in small-cap equity securities. Wellington employs a bottom-up stock selection process that utilizes proprietary, fundamental research to identify companies it considers to be undervalued and to have the potential for significant longer-term returns. Barrow Hanley typically seeks to exploit market inefficiencies by using proprietary research to identify small-cap companies that it considers to be undervalued and to have the potential to generate superior returns while subjecting the fund to below average levels of risk.

MM Select Large Cap Value Fund is a pooled separate account subadvised by Columbia Management (Columbia) and Huber Capital (Huber). Columbia manages a dividend-focused strategy seeking a combination of high dividend payers, steady growing dividend payers and emerging dividend payers. Huber employs a more concentrated, deeper value strategy using a dividend discount model (DDM) as the basis for determining intrinsic value opportunities.

Fair Value Measurements

The Company’s fair value hierarchy is defined in Note 5 “Fair value of financial instruments.”

The following is a description of the valuation methodologies used to measure fair value for the investments in the qualified pension plan.

Pooled separate accounts: Valued using the unit value calculated based on the net asset value of the underlying pool of securities that are mutual funds. Mutual funds trade on one or more U.S. or foreign exchanges and the fair value is derived based on the closing prices for the underlying securities.

Nonpooled separate accounts: Valued primarily using the closing price reported on the active market on which the individual securities are traded.

Cash: Is stated at cost, which is equal to fair value and held by an unaffiliated bank.

General investment account: Liquidation value based on an actuarial formula as defined under the terms of the contract. There is no observable price.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future values. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the fair value hierarchy of the Company’s pension plan assets by asset class:

	December 31, 2012

	Level 1	Level 2	Level 3	Total

	(In Millions)

Investments in the qualified pension plan:
Pooled separate accounts:
Common stocks:
U.S. large capitalization	$-	$181	$-	$181
International large capitalization	-	96	-	96
U.S. small capitalization value	-	76	-	76
International emerging markets	-	49	-	49
Real estate	-	24	-	24
Bonds:
Diversified fixed-income	-	98	-	98

Total pooled separate accounts	-	524	-	524

Nonpooled separate accounts:
Common stocks:
U.S. large capitalization	134	-	-	134
U.S. mid capitalization	85	-	-	85
U.S. small capitalization	61	-	-	61
International large capitalization value	6	-	-	6
International small/mid capitalization	2	-	-	2
Corporate and other bonds	-	183	-	183
Long duration bonds	89	-	-	89
Short-term bonds	2	-	-	2
Government securities	-	174	-	174
Mortgage backed securities	-	5	-	5
Registered investment companies:
U.S. large capitalization	52	-	-	52
Emerging markets	49	-	-	49
Multi-strategy hedge funds	-	-	31	31
Limited partnerships:
International large capitalization value	-	-	96	96
Multi-strategy hedge funds	-	-	21	21
Private equity/venture capital	-	-	11	11
Asset backed securities	-	8	-	8
Real estate	-	-	32	32
Short-term cash equivalents	2	10	-	12
Cash	2	-	-	2

Total nonpooled separate accounts	484	380	191	1,055

Total general investment account option	-	-	222	222

Total	$484	$904	$413	$1,801

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2011

	Level 1	Level 2	Level 3	Total

	(In Millions)

Investments in the qualified pension plan:
Pooled separate accounts:
Common stocks:
U.S. large capitalization	$-	$123	$-	$123
International large capitalization value	-	72	-	72
U.S. small capitalization value	-	66	-	66
International emerging markets	-	35	-	35
Real estate	-	21	-	21
Bonds:
Diversified fixed income	-	42	-	42

Total pooled separate accounts	-	359	-	359

Nonpooled separate accounts:
Common stocks:
U.S. large capitalization	143	-	-	143
U.S. mid capitalization	55	-	-	55
U.S. small capitalization	70	-	-	70
International large capitalization value	10	-	-	10
International small/mid capitalization	5	-	-	5
Corporate and other bonds	-	151	-	151
Long duration bonds	75	-	-	75
Short term bonds	3	-	-	3
Government securities	-	186	-	186
Mortgage backed securities	-	3	-	3
Registered investment companies:
U.S. large capitalization	49	-	-	49
Other fixed income	36	-	-	36
Multi-strategy hedge funds	-	30	-	30
Limited partnerships:
Diversified hedge fund	1	-	-	1
International large capitalization value	-	-	68	68
Multi-strategy hedge funds	-	19	-	19
Private equity/venture capital	-	4	-	4
Real estate	-	30	-	30
Short term cash equivalents	1	14	-	15
Cash	2	-	-	2

Total nonpooled separate accounts	450	437	68	955

Total general investment account option	-	-	253	253

Total	$450	$796	$321	$1,567

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following sets forth a summary of changes in the fair value of the Plan’s Level 3 investment assets:

	Limited Partnerships

	International Large-Cap Value	Multi- Strategy Hedge Fund	Private Equity/ Venture Capital	Multi- Strategy Hedge Fund	Real Estate	General Investment Account Option	Total

	(In Millions)

Balance, January 1, 2012	$68	$-	$-	$-	$-	$253	$321
Realized gains	-	-	-	-	-	7	7
Unrealized gains	15	1	-	1	2	-	19
Purchases	13	-	7	-	-	38	58
Sales	-	-	-	-	-	(76)	(76)
Transfers to level 3	-	20	4	30	30	-	84

Balance, December 31, 2012	$96	$21	$11	$31	$32	$222	$413

	Limited Partnership

	International Large-Cap Value	General Investment Account Option	Total

	(In Millions)

Balance, January 1, 2011	$80	$242	$322
Realized gains	-	13	13
Unrealized losses	(12)	-	(12)
Purchases	-	76	76
Sales	-	(78)	(78)

Balance, December 31, 2011	$68	$253	$321

The Company evaluated the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to total net assets available for benefits. Based on this criteria, there were no significant transfers in or out of Levels 1, 2 or 3 for the year ended December 31, 2012.

Postretirement Investments

The fair value of the postretirement benefits investments of $5 million as of December 31, 2012 and 2011 is categorized as Level 1 type investments and is invested in the domestic fixed-income fund. The fund is a money market mutual fund that seeks the maximum current income consistent with stability of principal. The fund seeks to achieve this objective by investing in money market securities meeting specific credit quality standards.

The Company invests in cash, cash equivalents and liquid fixed-income securities to the extent necessary to satisfy reasonably anticipated routine current benefit liability amounts, with additional funds sufficient to satisfy reasonably unanticipated spikes in such liability activity.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

f.	Amounts recognized in the Statutory Statements of Financial Position

Unrecognized prior service cost is the adjustment to the projected benefit obligation as a result of plan amendments. It represents the increase or decrease in benefits for service performed in prior periods. For pension benefits, this cost is amortized into net periodic benefit cost over the average remaining service-years of active employees at the time of the amendment. For other postretirement benefits, this cost is amortized into net periodic benefit cost over the average remaining lifetime of eligible employees and retirees at the time of the amendment.

Unrecognized net actuarial gains (losses) are variances between assumptions used and actual experience. These assumptions include return on assets, demographics and mortality. The unrecognized net actuarial gains (losses) are amortized if they exceed 10% of the projected benefit obligation and are amortized starting in the period after they occur. These are amortized for pension benefits into net periodic benefit cost over the remaining service-years of active employees and over the average remaining lifetime of eligible employees and retirees for other postretirement benefits.

The unrecognized net transition obligation represents the difference between the plan’s funded status and the accrued cost on the Company’s Statutory Statements of Financial Position when the Company first transitioned to current statutory guidance. This is amortized into net periodic benefit cost over a period of years from adoption through 2015 for pension benefits and through 2012 for other postretirement benefits.

The prepaid pension asset is a cumulative balance of employer contributions made to the plan netted against the plan’s accumulated net periodic benefit costs. The prepaid pension asset is a nonadmitted asset.

The accrued benefit cost recognized is the funded status of the plan adjusted for the remaining balance of unrecognized prior service cost, unrecognized net actuarial loss, unrecognized net transition obligation and the nonadmitted prepaid pension asset.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following sets forth the funded status of the plans and shows how the funded status is reconciled to the net asset and/or liability recognized in the Statutory Statements of Financial Position:

	December 31,
	2012	2011	2012	2011

	Pension Benefits		Other Postretirement Benefits

	(In Millions)

Prepaid benefit cost	$739	$721	$-	$-
Intangible assets	2	2	-	-
Nonadmitted asset	(739)	(721)	-	-

Total other assets	$2	$2	$-	$-

Fair value of plan assets, end of year	$1,801	$1,567	$5	$5
Less: Projected benefit obligations, end of year	2,355	2,163	363	365

Funded status, projected benefit obligation	(554)	(596)	(358)	(360)
Unrecognized prior service cost	-	-	2	2
Unrecognized net actuarial losses	1,118	1,152	78	84
Unrecognized net transition obligation	2	2	-	4
Less: Assets nonadmitted	739	721	-	-

Accrued benefit cost recognized	(173)	(163)	(278)	(270)
Additional minimum liability	(366)	(418)	-	-

Total other liabilities	$(539)	$(581)	$(278)	$(270)

Fair value of plan assets, end of year	$1,801	$1,567	$5	$5
Less: Accumulated benefit obligations, end of year	2,340	2,148	363	365

Funded status, accumulated benefit obligation	$(539)	$(581)	$(358)	$(360)

The qualified pension plan was underfunded by $262 million and $319 million as of December 31, 2012 and 2011, respectively. The nonqualified pension plans are not funded and have total projected benefit obligations of $292 million and $277 million as of December 31, 2012 and 2011, respectively.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The change in the net amount recognized is as follows:

	December 31,
	2012	2011

	Pension Benefits

	(In Millions)

Net amount recognized, including nonadmitted asset, beginning of year	$558	$500
Employer contributions	131	155
Net periodic cost	(123)	(97)

Subtotal net amount recognized, including nonadmitted asset	566	558
Nonadmitted asset	(739)	(721)

Accrued benefit cost recognized, end of year	$(173)	$(163)

An additional minimum liability is required if the plan’s accumulated benefit obligation exceeds plan assets and the net amount recognized. Increases and decreases in the additional minimum liability, less allowable intangible assets, are included in change in minimum liability included in surplus.

The following presents the additional minimum liability and shows the changes from prior year. The major contributors in the change from prior year include a lower discount rate resulting in a higher accumulated benefit obligation and growth in assets primarily due to company contributions to the qualified pension plan and market performance.

	December 31,
	2012	2011

	Pension Benefits

	(In Millions)

Change in additional minimum liability:
Accumulated benefit obligation, end of year	$(2,340)	$(2,148)
Fair value of plan assets, end of year	1,801	1,567

Funded status, accumulated benefit obligation	(539)	(581)
Less: Accrued benefit cost recognized, end of year	(173)	(163)

Additional minimum liability	$(366)	$(418)

The Company intends to fund $154 million to meet its expected obligations under its qualified and nonqualified pension plans and other postretirement benefit plans in 2013.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.	Net periodic cost

The net periodic cost represents the annual accounting income or expense recognized by the Company and included in general insurance expenses. The net periodic cost in the Statutory Statements of Income is as follows:

	Years Ended December 31,
	2012	2011	2012	2011

	Pension Benefits		Other Postretirement Benefits

	(In Millions)

Service cost	$59	$42	$4	$4
Interest cost	92	95	14	16
Expected return on plan assets	(122)	(105)	-	-
Amortization of unrecognized transition obligation	1	1	4	5
Amortization of unrecognized net actuarial and other losses	93	64	2	2

Total net periodic cost	$123	$97	$24	$27

The expected future pension and other postretirement benefit payments and Medicare prescription drug government subsidy receipts, which reflect expected future service, are as follows:

	Pension Benefits	Other Postretirement Benefits	Medicare Prescription Drug Government Subsidy

	(In Millions)

2013	$80	$22	$(3)
2014	84	23	(3)
2015	89	23	(3)
2016	94	24	(3)
2017	98	25	(4)
2018-2022	566	134	(22)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The net expense charged to operations for all employee and agent benefit plans are as follows:

	Years Ended December 31,
	2012	2011	2010

	(In Millions)

Pension	$123	$97	$89
Health	61	59	64
Thrift	28	28	29
Postretirement	24	27	31
Life	3	3	3
Disability	3	2	2
Postemployment	1	1	1
Other benefits	7	7	6

Total	$250	$224	$225

h.	Assumptions

The assumptions the Company used to calculate the benefit obligations and to determine the benefit costs are as follows:

			December 31,
	2012	2011	2010	2012	2011	2010

	Pension Benefits			Other Postretirement Benefits

Weighted-average assumptions used to determine:
Benefit obligations:
Discount rate	4.00%	4.35%	5.50%	3.80%	4.25%	5.30%
Expected rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%

Net periodic benefit cost:
Discount rate	4.35%	5.50%	5.95%	4.25%	5.30%	5.75%
Expected long-term rate of return on plan assets	7.75%	7.75%	7.75%	3.00%	3.00%	3.00%
Expected rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%

Assumed health care cost trend rates:
Health care cost trend rate	-	-	-	7.00%	7.00%	7.00%
Ultimate health care cost trend rate after gradual decrease until 2020 and 2018 for 2012 and 2011, respectively.	-	-	-	5.00%	5.00%	5.00%

The discount rate used to determine the benefit obligations as of year-end is used to determine the expense in the next fiscal year.

The Company determines its assumptions for the expected rate of return on plan assets for its plans using a “building block” approach, which focuses on ranges of anticipated rates of return for each asset class. A weighted range of nominal rates is determined based on target allocations for each asset class.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in the assumed health care cost trend rate would have had the following effects in 2012:

	One Percentage	One Percentage
	Point Increase	Point Decrease

	(In Millions)

Effect on total service and interest cost	$2	$(2)
Effect on other postretirement benefit obligations	36	(29)

14.	Employee compensation plans

The Company has a long-term incentive compensation plan under which certain employees of the Company and its subsidiaries may be issued phantom share-based compensation awards. These awards include PSARs and PRS. These awards do not grant an equity or ownership interest in the Company.

A summary of share-based payment details representing the weighted average grant price of PSARs and PRS shares granted, the intrinsic value of PSARs shares exercised, the PRS liabilities paid and the fair value of shares vested during the year is as follows:

	For the Years Ended
	December 31,
	2012	2011	2010

Weighted average grant date fair value (whole $):
PSAR granted during the year	$64.27	$62.77	$50.31
PRS granted during the year	64.34	62.83	50.31
Intrinsic value (in thousands):
PSAR options exercised	55,146	27,831	784
PRS liabilities paid	15,461	3,181	59
Fair value of shares vested during the year	76,536	51,620	53,678

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

A summary of PSARs and PRS vested and nonvested shares is as follows:

	PSARs			PRS

		Weighted Average			Weighted Average

	Number		Remaining	Number		Remaining
	of		Contract	of		Contract
	Share Units	Price	Terms	Share Units	Price	Terms

	(In Thousands)	(Whole $)	(In Years)	(In Thousands)	(Whole $)	(In Years)

Outstanding as of January 1, 2011	4,148	$46.02	1.5	1,104	$42.39	3.6
Granted	883	62.77		313	62.83
Exercised	(1,597)	53.23		(49)	58.16
Forfeited	(79)	49.29		(45)	49.73

Outstanding as of December 31, 2011	3,355	46.82	1.1	1,323	46.32	3.3
Granted	887	64.27		312	64.34
Exercised	(1,562)	36.70		(241)	38.25
Forfeited	(28)	62.03		(34)	55.19

Outstanding as of December 31, 2012	2,652	58.56	1.6	1,360	51.67	3.2

Exercisable as of December 31, 2012	65	$42.07	-	-	$-	-

The PSARs compensation expense was $44 million, $29 million and $36 million for the years ended December 31, 2012, 2011 and 2010, respectively. The PSARs accrued compensation liability was $38 million and $50 million as of December 31, 2012 and 2011, respectively. Unrecognized compensation expense related to nonvested PSARs awards was $15 million, $8 million and $19 million as of December 31, 2012, 2011 and 2010, respectively. The PSARs unrecognized compensation expense represents the total intrinsic value of all shares issued if 100% vested at current share price, minus current compensation liability. The nonadmitted deferred tax benefit for the year ended December 31, 2012 was $1 million. There was no non-admitted deferred tax benefit for the year ended December 31, 2011. The nonadmitted deferred tax benefit for the year ended December 31, 2010 was $8 million.

The PRS compensation expense was $33 million, $23 million and $17 million for the years ended December 31, 2012, 2011 and 2010, respectively. The PRS accrued compensation liability was $63 million and $45 million as of December 31, 2012 and 2011, respectively. Unrecognized compensation expense related to nonvested PRS awards as of December 31, 2012, 2011 and 2010 was $44 million, $39 million and $44 million, respectively. The PRS unrecognized compensation expense represents the total value of all shares issued if 100% vested at the current share price, minus current compensation liability. The related nonadmitted deferred tax benefit for the years ended December 31, 2012, 2011 and 2010 was $4 million, $3 million and $5 million, respectively.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

15.	Federal income taxes

The Company provides for deferred income taxes based on an admissibility limitation of 15% of surplus and a three year reversal/realization period.

The net DTA or net DTL recognized in the Company’s assets, liabilities and surplus are as follows:

	December 31, 2012

	Ordinary	Capital	Total

		(In Millions)

Gross DTAs	$2,568	$75	$2,643
Statutory valuation allowance adjustment	-	-	-

Adjusted gross DTAs	2,568	75	2,643
DTAs nonadmitted	-	-	-

Subtotal net admitted DTA	2,568	75	2,643
Total gross DTLs	(1,433)	(603)	(2,036)

Net admitted DTA(L)	$1,135	$(528)	$607

	December 31, 2011

	Ordinary	Capital	Total

		(In Millions)

Gross DTAs	$4,829	$187	$5,016
Statutory valuation allowance adjustment	-	-	-

Adjusted gross DTAs	4,829	187	5,016
DTAs nonadmitted	-	-	-

Subtotal net admitted DTA	4,829	187	5,016
Total gross DTLs	(3,655)	(303)	(3,958)

Net admitted DTA(L)	$1,174	$(116)	$1,058

		Change

	Ordinary	Capital	Total

		(In Millions)

Gross DTAs	$(2,261)	$(112)	$(2,373)
Statutory valuation allowance adjustment	-	-	-

Adjusted gross DTAs	(2,261)	(112)	(2,373)
DTAs nonadmitted	-	-	-

Subtotal net admitted DTA	(2,261)	(112)	(2,373)
Total gross DTLs	2,222	(300)	1,922

Net admitted DTA(L)	$(39)	$(412)	$(451)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Pursuant to issued guidance, the Company is admitting DTAs for the current reporting period in accordance with the NAIC approved revisions effective for 2011 and 2012. The amount of adjusted gross DTA admitted under each component and the resulting increased amount by tax character are as follows:

	December 31, 2012

	Ordinary	Capital	Total

	(In Millions)

Admitted DTA 3 years:
Federal income taxes that can be recovered	$24	$-	$24
Remaining adjusted gross DTAs expected to be realized within 3 years (lesser of 1 or 2):
1. Adjusted gross DTA to be realized	1,003	75	1,078
2. Adjusted gross DTA allowed per limitation threshold	1,713	75	1,788

Lesser of lines 1 or 2	1,003	75	1,078
Total gross DTLs allowed per limitation threshold	1,541	-	1,541

Total admitted DTA realized within 3 years	$2,568	$75	$2,643

	December 31, 2011

	Ordinary	Capital	Total

	(In Millions)

Admitted DTA 3 years:
Federal income taxes that can be recovered	$85	$-	$85
Remaining adjusted gross DTAs expected to be realized within 3 years
1. Adjusted gross DTA to be realized	913	187	1,100
2. Adjusted gross DTA allowed per limitation threshold	1,259	268	1,527

Lesser of lines 1 or 2	913	187	1,100
Total gross DTLs allowed per limitation threshold	3,831	-	3,831

Total admitted DTA realized within 3 years	$4,829	$187	$5,016

		Change

	Ordinary	Capital	Total

	(In Millions)

Admitted DTA 3 years:
Federal income taxes that can be recovered	$(61)	$-	$(61)
Remaining adjusted gross DTAs expected to be realized within 3 years
1. Adjusted gross DTA to be realized	90	(112)	(22)
2. Adjusted gross DTA allowed per limitation threshold	454	(193)	261

Lesser of lines 1 or 2	90	(112)	(22)
Total gross DTLs allowed per limitation threshold	(2,290)	-	(2,290)

Total admitted DTA realized within 3 years	$(2,261)	$(112)	$(2,373)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company’s total realization threshold limitations are as follows:

	December 31,
	2012	2011

	($ In Millions)

Ratio percentage used to determine recovery period and threshold limitation	968%	965%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation above	$11,921	$10,185

The ultimate realization of DTAs depends on the generation of future taxable income during the periods in which the temporary differences are deductible. Management considers the scheduled reversal of DTLs (including the impact of available carryback and carryforward periods), projected taxable income and tax-planning strategies in making this assessment. The impact of tax-planning strategies is as follows:

December 31, 2012

	Ordinary	Capital	Total

(Percent)

Impact of tax planning strategies:
Adjusted gross DTAs
(% of total adjusted gross DTAs)	- %	- %	- %

Net admitted adjusted gross DTAs
(% of total net admitted adjusted gross DTAs)	- %	- %	- %

December 31, 2011

	Ordinary	Capital	Total

(Percent)

Impact of tax planning strategies:
Adjusted gross DTAs
(% of total adjusted gross DTAs)	- %	- %	- %

Net admitted adjusted gross DTAs
(% of total net admitted adjusted gross DTAs)	6%	- %	6%

Change

	Ordinary	Capital	Total

(Percent)

Impact of tax planning strategies:
Adjusted gross DTAs
(% of total adjusted gross DTAs)	- %	- %	- %

Net admitted adjusted gross DTAs
(% of total net admitted adjusted gross DTAs)	-6%	- %	-6%

There are no reinsurance strategies included in the Company’s tax-planning.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The provision for current tax expense on earnings is as follows:

	Years Ended December 31,
	2012	2011	2010

	(In Millions)

Federal income tax benefit on operating earnings	$(124)	$(309)	$(264)
Foreign income tax expense on operating earnings	16	16	13

Total federal and foreign income tax benefit on operating earnings	(108)	(293)	(251)
Federal income tax expense (benefit) on net realized capital gains (losses)	(293)	174	18

Total federal and foreign income tax benefit	$(401)	$(119)	$(233)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs are as follows:

		December 31,
	2012	2011	Change

	(In Millions)

DTAs:
Ordinary
Reserve items	$786	$810	$(24)
Policy acquisition costs	514	488	26
Nonadmitted assets	447	501	(54)
Pension and compensation related items	332	343	(11)
Policyholders’ dividends	312	341	(29)
Tax credits	97	78	19
Expense items	55	32	23
Unrealized investment losses	25	2,098	(2,073)
Investment items	-	121	(121)
Other	-	17	(17)

Total ordinary DTAs	2,568	4,829	(2,261)
Nonadmitted DTAs	-	-	-

Admitted ordinary DTAs	2,568	4,829	(2,261)

Capital
Unrealized investment losses	75	82	(7)
Investment items	-	105	(105)

Total capital DTAs	75	187	(112)
Nonadmitted DTAs	-	-	-

Admitted capital DTAs	75	187	(112)

Admitted DTAs	2,643	5,016	(2,373)

DTLs:
Ordinary
Unrealized investment gains	495	2,975	(2,480)
Pension items	258	252	6
Deferred and uncollected premium	241	228	13
Investment items	207	-	207
Reserve for audits and settlements	4	-	4
Other	228	200	28

Total ordinary DTLs	1,433	3,655	(2,222)

Capital
Unrealized investment gains	603	303	300

Total capital DTLs	603	303	300

Total DTLs	2,036	3,958	(1,922)

Net admitted DTA	$607	$1,058	$(451)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The change in net deferred income taxes is comprised of the following:

	Years Ended
	December 31,
	2012	2011

	(In Millions)

Net DTA(L)	$(451)	$(369)
Less: Items not recorded in the change in net deferred income taxes:
Tax-effect of unrealized gains/(losses)	(100)	358

Change in net deferred income taxes	$(551)	$(11)

As of December 31, 2012, the Company had no net operating or capital loss carryforwards to include in deferred income taxes. The Company has total tax credit carryforwards of $97 million in deferred taxes.

The components of federal and foreign income tax on operating items is recorded on the Statutory Statements of Income and Statutory Statements of Changes in Surplus and is different from that which would be obtained by applying the prevailing federal income tax rate to operating income before taxes. The significant items causing this difference are as follows:

	Years Ended December 31,
	2012	2011	2010

	(In Millions)

Provision computed at statutory rate	$232	$286	$153
Nonadmitted assets	55	(42)	(129)
Foreign governmental income taxes	11	11	10
Expense items	3	10	(43)
Investment items	(91)	(330)	(179)
Tax credits	(40)	(38)	(40)
Change in reserve valuation basis	(9)	(4)	6
Other	(11)	(1)	(3)

Total statutory income tax expense (benefit)	$150	$(108)	$(225)

Federal and foreign income tax benefit	$(401)	$(119)	$(233)
Change in net deferred income taxes	551	11	8

Total statutory income tax expense (benefit)	$150	$(108)	$(225)

During the years ended December 31, 2012, 2011, and 2010, the Company received refunds of federal income taxes in the amounts of $26 million, $88 million and $309 million, respectively. As a result of the aforementioned refunds, there are no federal income taxes available for recovery as of the year ended December 31, 2012.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company and its eligible U.S. subsidiaries are included in a consolidated U.S. federal income tax return. The Company and its subsidiaries and affiliates also file income tax returns in various states and foreign jurisdictions. The Company and its eligible subsidiaries and certain affiliates (the Parties) have executed and are subject to a written tax allocation agreement (the Agreement). The Agreement sets forth the manner in which the total combined federal income tax is allocated among the Parties. The Agreement provides the Company with the enforceable right to recoup federal income taxes paid in prior years in the event of future net losses, which it may incur. Further, the Agreement provides the Company with the enforceable right to utilize its net losses carried forward as an offset to future net income subject to federal income taxes.

Companies are required to disclose unrecognized tax benefits, which are the tax effect of positions taken on their tax returns which may be challenged by the various taxing authorities, in order to provide users of financial statements more information regarding potential liabilities. The Company recognizes tax benefits and related reserves in accordance with existing statutory accounting guidance for liabilities, contingencies and impairments of assets.

The following is a reconciliation of the beginning and ending liability for unrecognized tax benefits (in millions):

Balance, January 1, 2012	$329
Gross change related to positions taken in prior years	(94)
Gross change related to positions taken in current year	(8)
Gross change related to settlements	-
Gross change related to lapse of statutes of limitations	-

Balance, December 31, 2012	$227

Included in the liability for unrecognized tax benefits as of December 31, 2012, are $214 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The liability for the unrecognized tax benefit balance as of December 31, 2012, includes $10 million of unrecognized tax benefits net of indirect tax benefits of $3 million that, if recognized, would impact the Company’s effective tax rate.

The Company recognizes accrued interest and penalties related to the liability for unrecognized tax benefits as a component of the provision for income taxes. The amount of net interest recognized in the Company’s financial statements as of December 31, 2012 and 2011 was $19 million and $21 million, respectively. The Company has accrued no penalties related to the liability for unrecognized tax benefits.

The Internal Revenue Service (IRS) has completed its examination of the years 2007 and prior. The IRS is currently auditing the years 2008 through 2010. The Company does not expect a material change in its financial position or liquidity as a result of these audits. The Company is currently in litigation with the federal government regarding the timing of the deduction for certain policyholder dividends for tax years 1995 through 1997. In January 2012, the Company prevailed in the U.S. Court of Federal Claims, subject to the government’s right to appeal. The favorable effect of this decision has been reflected in the Company’s financial statements as of December 31, 2011, by recording a federal income tax benefit of $141 million in the Statutory Statements of Income, with a net increase of $58 million to Surplus. The Company recorded additional federal income tax impacts as of December 31, 2012, for tax years ended after 1997 by recording a net federal income tax benefit of $97 million in the Statutory Statements of Income, with a net increase of $16 million to Surplus. As of December 31, 2012 and 2011, the Company had no protective deposits recognized as admitted assets.

In July 2012, the IRS issued an industry directive that addressed the proper timing of partial worthlessness tax deductions claimed by insurance companies for certain securities, including regular interests in mortgage backed securities. In the fourth quarter of 2012, the Company recorded a net federal income tax benefit of $397 million in net realized capital gains, with a net decrease of $392 million in deferred tax assets recorded through surplus.

During 2012 the Company refined its method of allocating taxes to the AVR to better match its deferred tax assets. The impact of this refinement is included in the change in AVR, decreasing surplus by $57 million.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Small Business Jobs Act of 2010, enacted in September 2010, provided an additional one year extension of the 50% first year bonus depreciation for property placed in service in 2010. The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 became law on December 17, 2010. This Act allows the extension of 50% bonus depreciation through 2012 with the option of claiming 100% bonus depreciation for certain property placed in service after September 8, 2010, through 2011. The American Taxpayer Relief Act of 2012, signed into law on January 2, 2013, extended the 50% first year bonus depreciation to qualified property acquired and placed in service before January 1, 2014. These new tax provisions will not have a material effect on the Company’s financial position or liquidity.

16.	Transferable state tax credits

All transferable state tax credits have been used as of December 31, 2012.

17.	Business risks, commitments and contingencies

a.	Risks and uncertainties

The Company operates in a business environment subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, currency exchange risk, interest rate risk and credit risk. Interest rate risk is the potential for interest rates to change, which can cause fluctuations in the value of investments and amounts due to policyholders. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company controls its exposure to this risk by, among other things, asset/liability management techniques that account for the cash flow characteristics of the assets and liabilities.

Currency exchange risk

The Company has currency risk due to its non-U.S. dollar investments and medium-term notes along with its international operations. The Company mitigates currency risk through the use of cross-currency swaps and forward contracts. Cross-currency swaps are used to minimize currency risk for certain non-U.S. dollar assets and liabilities through a pre-specified exchange of interest and principal. Forward contracts are used to hedge movements in exchange rates.

Investment and interest rate risks

Investment earnings can be influenced by a number of factors including changes in interest rates, credit spreads, equity markets, general economic conditions and asset allocation. The Company employs a rigorous asset/liability management process to help manage the economics related to investment risks, in particular interest rate risk.

As interest rates decline, certain securities are more susceptible to paydowns and prepayments. During such periods, the Company generally will not be able to reinvest the proceeds at comparable yields. Lower interest rates will likely result in lower net investment income and, if declines are sustained for a long period of time, the Company may be subject to reinvestment risks. Declining interest rates also result in increases in the fair value of the investment portfolio.

Interest rates also have an impact on the Company’s products with guaranteed minimum payouts and interest credited to account holders. As interest rates decrease, investment spreads may contract as interest rates approach minimum guarantees, leading to an increased liability to the Company.

In periods of increasing interest rates, life insurance policy loans, surrenders and withdrawals may increase as policyholders seek investments with higher perceived returns. This could result in cash outflows requiring the Company to sell invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates, which could cause the Company to realize investment losses.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Asset-based fees calculated as a percentage of the separate account assets are a source of revenue to the Company. Gains and losses in the equity markets may result in corresponding increases and decreases in the Company’s separate account assets and related revenue.

Credit and other market risks

Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company attempts to manage its investments to limit credit risk by diversifying its portfolio among various security types and industry sectors as well as purchasing credit default swaps to transfer some of the risk.

Since late 2006, declining U.S. housing prices led to higher delinquency and loss rates, reduced credit availability, and reduced liquidity in the residential loan and securities markets. The decline in housing prices was precipitated by several years of rising residential mortgage rates, relaxed underwriting standards by residential mortgage loan originators and substantial growth in affordable mortgage products including pay option adjustable rate mortgages and interest only loans.

The downturn in housing prices caused a decline in the credit performance of RMBS with unprecedented borrower defaults. Market pricing was affected both by the deterioration in fundamentals as well as by the reduced liquidity and higher risk premium demanded by investors. As measured by Case-Shiller’s home price index, house prices were flat to negative from mid-2011 to mid-2012; the index has turned positive more recently. Liquidation rates and foreclosure resolutions remain low but are above their post-crisis bottoms. Liquidity for securities was weak for most of 2011 but 2012 has seen increased liquidity and trading activity as market participants focus on relative value, improving fundamentals and the scarcity of RMBS due to a lack of new issuance. This has led to the highest post-crisis prices for all RMBS asset classes.

The Company has implemented a review process for determining the nature and timing of OTTI on securities containing these risk characteristics. Cash flows are modeled for all bonds deemed to be at risk for impairment using prepayment, default, and loan loss severity assumptions that vary according to collateral attributes and housing price trends since origination. These assumptions are reviewed quarterly and changes are made as market conditions warrant.

Internal models utilized in testing for impairment calculate the present value of cash flows expected to be received over the average life of the security, discounted at the purchase yield or discount margin. RMBS are highly sensitive to evolving conditions that can impair the cash flows realized by investors and the ultimate emergence of losses is subject to uncertainty. If defaults were to increase above the stresses imposed in the Company’s analysis or default severities were to be worse than expected, management would need to reassess whether such credit events have changed the Company’s assessment of OTTI in light of changes in the expected performance of these assets. Weak new issue market conditions, coupled with uncertain rating agency requirements, continue to adversely affect lenders’ underwriting appetite for new financing arrangements and hence have diminished borrowers’ ability to refinance the underlying mortgages. Also, a further downturn of the economy and the real estate market and high levels of unemployment could result in continued defaults and ultimately, additional recognition of OTTI.

Management’s judgment regarding OTTI and estimated fair value depends upon evolving conditions that can alter the anticipated cash flows realized by investors. It can also be affected by the market liquidity, a lack of which can make it difficult to obtain accurate market prices for RMBS and other investments, including CMBS and leveraged loans. Further deterioration in economic fundamentals could affect management’s judgment regarding OTTI. In addition, deterioration in market conditions may affect carrying values assigned by management. These factors could negatively impact the Company’s results of operations, surplus and disclosed fair values.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company has investments in structured products exposed primarily to the credit risk of corporate bank loans, corporate bonds or credit default swap contracts referencing corporate credit risk. Most of these structured investments are backed by corporate loans and are commonly known as collateralized loan obligations that are classified as CDOs. The portfolios backing these investments are actively managed and diversified by industry and individual issuer concentrations. Due to the complex nature of CDOs and the reduced level of transparency to the underlying collateral pools for many market participants, the recovery in CDO valuations generally lagged the overall recovery in the underlying assets. Management believes its scenario analysis approach, based primarily on actual collateral data and forward looking assumptions, does capture the credit and most other risks in each pool. However, in a rapidly changing economic environment, the credit and other risks in each collateral pool will be more volatile and actual credit performance of each CDO investment may differ from the Company’s assumptions.

As of December 31, 2012, the securities with exposure to entities domiciled within Greece, Italy, Ireland, Portugal and Spain collectively accounted for less than 1% of invested assets held in the Company’s general account. These holdings are highly diversified and over 83% are comprised of investment grade-rated (NAIC) debt securities issued predominantly by domestic utilities and corporations with large global operations. Within these countries, the Company did not have any sovereign debt exposure and it did not hold any domestic bank-issued securities.

The Company has investments in European leveraged loans that have higher interest rates than investment grade debt instruments, reflecting additional risk of default. With a further slight improvement in the fourth quarter of 2012, the average secondary price of leveraged loans in Europe was up around 5% over the year as a whole, primarily driven by underlying corporate performance. Underlying concerns over the macroeconomic outlook and debt burden of certain parts of the Eurozone remain significant, but the Company’s direct exposure on loans to companies in these countries is limited. While progress has been made, the extent of refinancing required in the European loan market over the next three years remains relatively significant and uncertainty over the sources of this refinancing may lead to an increase in default rates going forward.

Current economic leading indicators remain sluggish and the uncertainty of the U.S. debt ceiling continues to be a factor for the Company’s commercial mortgage loan portfolio. The impact of this uncertainty on job growth and business sentiment indicates a slow, uneven economic growth outlook for 2013. Notwithstanding slowing GDP growth, commercial real estate is benefiting from slowly improving leasing fundamentals and limited new supply. The pace of recovery in office, industrial and retail sectors will slow in reaction to slower job growth while apartment and hotel market fundamentals appear sound. Investor appetite for steady cash flow has kept core pricing competitive and broadened the price recovery beyond coastal markets. Real estate markets are not uniform and there are clear leaders and laggards emerging. The Company continues to monitor global, national and local market fundamentals in both its new origination and the portfolio management functions.

Market risk arises within the Company’s employee benefit plans to the extent that the obligations of the plans are not fully matched by assets with determinable cash flows. Pension and postretirement obligations are subject to change due to fluctuations in the discount rates used to measure the liabilities as well as factors such as changes in inflation, salary increases and participants living longer. The risks are that market fluctuations could result in assets that are insufficient over time to cover the level of projected benefit obligations. In addition, increases in inflation and members living longer could increase the pension and postretirement obligations. Management determines the level of this risk using reports prepared by independent actuaries and takes action, where appropriate, in terms of setting investment strategy and determining contribution levels. In the event that the pension obligations arising under the Company’s employee benefit plans exceed the assets set aside to meet the obligations, the Company may be required to make additional contributions or increase its level of contributions to these plans.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

b.	Leases

The Company leases office space and equipment in the normal course of business under various noncancelable operating lease agreements. Additionally, the Company, as lessee, has entered various sublease agreements with affiliates for office space, such as OFI and Babson Capital. Total rental expense on net operating leases, recorded in general insurance expenses, was $79 million, $81 million and $82 million, which is net of $17 million, $22 million and $28 million of sublease receipts, for the years ended December 31, 2012, 2011 and 2010, respectively.

Future minimum commitments for all net operating lease contractual obligations as of December 31, 2012 were as follows:

	Gross Operating	Affiliated	Net Operating
	Leases	Subleases	Leases

	(In Millions)

2013	$91	$15	$76
2014	80	9	71
2015	37	9	28
2016	32	9	23
2017	22	6	16
Thereafter	49	21	28

Total	$311	$69	$242

As of December 31, 2012, nonaffiliated subleases were less than $1 million.

c.	Guaranty funds

The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially impact its financial position, results of operations or liquidity.

d.	Litigation

The Company is involved in litigation arising in and out of the normal course of business, which seeks both compensatory and punitive damages. Although the Company is not aware of any actions or allegations that reasonably should give rise to a material adverse impact to the Company’s financial position or liquidity, the outcome of litigation cannot be foreseen with certainty. It is the opinion of management that the ultimate resolution of these matters will not materially impact the Company’s financial position or liquidity. However, the outcome of a particular proceeding may be material to the Company’s operating results for a particular period depending upon, among other factors, the size of the loss or liability and the level of the Company’s income for the period.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Since December 2008, the Company and MMHLLC have been named as defendants in a number of putative class action and individual lawsuits filed by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff through his company, Bernard L. Madoff Investment Securities, LLC (BLMIS). The plaintiffs allege a variety of state law and federal securities claims against the Company and/or MMHLLC, and certain of its subsidiaries, seeking to recover losses arising from their investments in several funds managed by Tremont Group Holdings, Inc. (Tremont) or Tremont Partners, Inc., including Rye Select Broad Market Prime Fund, L.P., Rye Select Broad Market Fund, L.P., American Masters Broad Market Prime Fund, L.P., American Masters Market Neutral Fund, L.P. and/or Tremont Market Neutral Fund, L.P. Tremont and its subsidiary, Tremont Partners, Inc., are indirect subsidiaries of MMHLLC. Certain of the lawsuits have been consolidated into three groups of suits pending in the U.S. District Court for the Southern District of New York. In February 2011, the parties in the consolidated federal litigation submitted to the court a proposed settlement agreement. In August 2011, the court entered an order and final judgment approving the settlement. Appeals have been filed and remain pending. The settlement, if affirmed on appeal, will not have a significant financial impact on the Company.

Additionally, a number of other lawsuits were filed in state courts in California, Colorado, Florida, Massachusetts, New Mexico, New York and Washington by investors in Tremont funds against Tremont, and in certain cases against the Company, MMHLLC and other defendants, raising claims similar to those in the consolidated federal litigation. Those cases are in various stages of litigation. The Company believes it has substantial defenses and will continue to vigorously defend itself in these actions. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from these claims.

In 2009, the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS notified Tremont that the bankruptcy estate of BLMIS has purported preference and fraudulent transfer claims against Tremont’s Rye Select Broad Market funds and certain other Tremont-managed funds to recover redemption payments received from BLMIS by certain of those Rye Select funds. In December 2010, the Trustee filed suit in the U.S. Bankruptcy Court for the Southern District of New York against Tremont, Oppenheimer Acquisition Corp., the Company and others. Certain of these Tremont funds, in turn, have notified the Trustee of substantial claims by them against BLMIS. In September 2011, the court approved the proposed settlement with the Trustee that had been filed with the court in July. Certain parties have filed notices of appeal. In June 2012, the U.S. District Court for the Southern District of New York granted defendants’ motion to dismiss the appeals. The settlement, which has now been affirmed, did not have a significant financial impact on the Company.

On October 19, 2011, Golden Star, Inc. (Golden Star), plan administrator of the Golden Star Administrative Associates 401(k) Plan and Golden Star Bargaining Associates 401(k) Plan, filed a putative class action lawsuit in the U.S. District Court for the District of Massachusetts against the Company. Golden Star alleges, among other things, that the Company breached its alleged fiduciary duties while performing services to 401(k) plans and that certain of its actions constituted “Prohibited Transactions” under the Employee Retirement Income Security Act of 1974. The Company believes that it has numerous substantial defenses to the claims and will vigorously defend itself. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from this action.

Christina Chavez (Chavez) filed a putative class action complaint against the Company in April 2010. Chavez alleges that the Company breached its obligations to its term life policyholders in California by not paying dividends on those policies. The parties are engaged in active discovery. The Company believes it has substantial defenses and will continue to vigorously defend itself in these actions. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from this claim.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In 2009, numerous lawsuits (the Rochester Suits) were filed as putative class actions in connection with the investment performance of certain municipal bond funds advised by OFI and distributed by its subsidiary, OppenheimerFunds Distributor, Inc. The Rochester Suits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the funds contained misrepresentations and omissions, that the investment policies of the funds were not followed and that the funds and other defendants violated federal securities laws and regulations and certain state laws. The Rochester Suits have been consolidated into seven groups, one for each of the funds, in the U.S. district court in Colorado. Amended complaints and motions to dismiss were filed. In October 2011, the court issued an order granting and denying in part defendants’ motions to dismiss in five of the seven suits. In January 2012, the court granted a stipulated scheduling and discovery order in these actions. In September 2012, defendants opposed plaintiffs’ July 2012 motion for class certification and filed motions for partial summary judgment in several of the Rochester Suits. OFI believes it has substantial defenses and will continue to vigorously defend itself in these actions. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from this claim.

In May 2009, the Company was named as a defendant in a private action related to certain losses in a bank owned life insurance (BOLI) policy issued by the Company. The plaintiff alleges, among other things, fraud, breach of contract and breach of fiduciary duty claims against the Company, and it seeks to recover losses arising from investments pursuant to the BOLI policy. The Company believes it has substantial defenses and will continue to vigorously defend itself in this action. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from this claim.

In July 2012, Karen Bacchi filed a putative class action complaint against the Company in federal court alleging that the Company breached its contracts by allegedly failing to distribute surplus in excess of the statutorily prescribed limit. The matter is in the initial pleading stages. The Company believes that it has substantial defenses and will vigorously defend itself. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from this claim.

In July 2012, members of the Keros family filed a putative class action complaint against the Company and its directors in federal court alleging breach of fiduciary duty related to an alleged violation of Massachusetts law concerning domestic mutual insurance company voting practices. The Company and directors’ motions to dismiss are pending. The Company believes that it has substantial defenses and will vigorously defend itself. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from this claim.

e.	Regulatory matters

The Company is subject to governmental and administrative proceedings and regulatory inquiries, examinations and investigations in the ordinary course of its business. In connection with regulatory inquiries, examinations and investigations, the Company has been contacted by various regulatory agencies including, among others, the Securities and Exchange Commission, the U.S. Department of Labor and various state insurance departments and state attorneys general. The Company has cooperated fully with these regulatory agencies with regard to their inquiries, examinations and investigations and has responded to information requests and comments.

Market volatility in the financial services industry over the last several years has contributed to increased scrutiny of the entire financial services industry. Therefore, the Company believes that it is reasonable to expect that proceedings, regulatory inquiries, examinations and investigations into the insurance and financial services industries will continue for the foreseeable future. Additionally, new industry-wide legislation, rules and regulations could significantly affect the insurance and financial services industries as a whole. It is the opinion of management that the ultimate resolution of these regulatory inquiries, examinations, investigations, legislative and regulatory changes of which we are aware will not materially impact the Company’s financial position or liquidity. However, the outcome of a particular matter may be material to the Company’s operating results for a particular period depending upon, among other factors, the financial impact of the matter and the level of the Company’s income for the period.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

f.	Commitments

In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. As of December 31, 2012 and 2011, the Company had approximately $75 million of unsecured funding commitments. The unsecured commitments are included in private placements in the table below. As of December 31, 2012 and 2011, the Company had not funded, nor had an outstanding balance due on these commitments.

In the normal course of business, the Company enters into letter of credit arrangements. As of December 31, 2012 and 2011, the Company had approximately $82 million and $94 million of outstanding letter of credit arrangements, respectively. As of December 31, 2012 and 2011, the Company did not have a funding request attributable to these letter of credit arrangements.

As of December 31, 2012 and 2011, the Company approved financing of $2,048 million for MassMutual Asset Finance LLC that can be used to finance ongoing asset purchases and refinance existing Company provided lines of credit. Borrowings under the facility with the Company as of December 31, 2012 and 2011, were $1,499 million and $1,221 million, respectively, with interest of $31 million, $34 million and $19 million for the years ended December 31, 2012, 2011 and 2010, respectively. The unfunded amount of the facility, totaling $549 million as of December 31, 2012, is included in private placements in the table below. The interest of this facility adjusts monthly based on the 30-day LIBOR.

In the normal course of business, the Company enters into commitments to purchase certain investments. The majority of these commitments have funding periods that extend between one and five years. The Company is not required to fund commitments once the commitment period expires.

As of December 31, 2012, the Company had the following commitments:

					There-
	2013	2014	2015	2016	after	Total

			(In Millions)

Private placements	$1,395	$465	$555	$4	$24	$2,443
Mortgage loans	363	13	75	150	-	601
Partnerships and LLC	381	772	217	217	1,057	2,644
LIHTC investments (including equity contributions)	2	41	50	14	91	198

Total	$2,141	$1,291	$897	$385	$1,172	$5,886

In the normal course of business the Company enters into commitments related to property lease arrangements, certain indemnities, investments and other business obligations. As of December 31, 2012 and 2011, the Company had no outstanding obligations attributable to these commitments.

Certain commitments and guarantees of the Company provide for the maintenance of subsidiary regulatory capital and surplus levels and liquidity sufficient to meet certain obligations. These commitments and guarantees are not limited. As of December 31, 2012 and 2011, the Company had no outstanding obligations attributable to these commitments and guarantees.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.	Guarantees

In the normal course of business the Company enters into guarantees related to employee and retirement benefits, the maintenance of subsidiary regulatory capital, surplus levels and liquidity sufficient to meet certain obligations, and other property lease arrangements. If the Company were to recognize a liability, the financial statement impact would be to recognize either an expense or an investment in a subsidiary, controlled, or affiliated entity. The Company has no expectations for recoveries from third parties should these guarantees be triggered. There is no current obligation to make payments under these guarantees. As of December 31, 2012 and 2011, the Company had no outstanding obligations attributable to these guarantees.

The following details contingent guarantees that are made on behalf of the Company’s subsidiaries and affiliates as of December 31, 2012.

Type of guarantee	Nature of guarantee (including term) and events and circumstances that would require the guarantor to perform under guarantee	Carrying amount of liability	Maximum potential amount of future payments (undiscounted) required under the guarantee

($ In Millions)

Employee and Retirement Benefits	The Company guarantees the payment of certain employee and retirement benefits for specific wholly-owned subsidiaries (CREA and Babson Capital), if the subsidiary is unable to pay.	-	The liabilities for these plans of $137 million have been recorded on the subsidiaries’ books and represent the Company’s maximum obligation.

Capital and Surplus Support of Subsidiaries	Certain guarantees of the Company provide for the maintenance of a subsidiary’s regulatory capital, surplus levels and liquidity sufficient to meet certain obligations. These unlimited guarantees are made on behalf of certain wholly-owned subsidiaries. (C.M. Life Insurance Company, MML Bay State Life Insurance Company, MassMutual Europe S.A. and MassMutual Japan).	-	These guarantees are not limited and cannot be estimated.

Other Property Lease Arrangements	The Company guarantees the payment of various lease obligations on behalf of its subsidiaries and affiliates originating in 2004, 2007 and 2012 and some are in effect until 2023.	-	The future maximum potential obligations are immaterial to the Company.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

18.	Withdrawal characteristics

a.	Annuity actuarial reserves and liabilities for deposit-type contracts

The withdrawal characteristics of the Company’s annuity actuarial reserves and deposit-type contracts as of December 31, 2012 are illustrated below:

		Separate	Separate
	General	Account w/	Account		% of
	Account	Guarantees	Nonguaranteed	Amount	Total

	($ In Millions)

Subject to discretionary withdrawal:
With fair value adjustment	$6,937	$-	$-	$6,937	10%
At book value less current surrender charge of 5% or more	1,851	-	-	1,851	2
At fair value	-	12,105	35,780	47,885	67

Subtotal	8,788	12,105	35,780	56,673	79
Subject to discretionary withdrawal:
At book value without fair value adjustment	3,706	478	-	4,184	6
Not subject to discretionary withdrawal	10,586	250	-	10,836	15

Total	$23,080	$12,833	$35,780	$71,693	100%

The following is a summary of total annuity actuarial reserves and liabilities for deposit-type contracts as of December 31, 2012 (in millions):

Statutory Statements of Financial Position:
Policyholders’ reserves - group annuities	$10,165
Policyholders’ reserves - individual annuities	7,592
Liabilities for deposit-type contracts	5,323

Subtotal	23,080

Separate Account Annual Statement:
Annuities	48,363
Other annuity contract deposit-funds and guaranteed interest contracts	250

Subtotal	48,613

Total	$71,693

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

b.	Separate accounts

The Company has guaranteed separate accounts classified as the following: (1) indexed, which are invested to outperform an established index based on the guarantee and (2) nonindexed, which fund a long-term interest guarantee in excess of a year that does not exceed 4%. The Company has nonguaranteed separate accounts which are variable accounts where the benefit is determined by the performance and/or market value of the investments held in the separate account with incidental risk, notional expense and minimum death benefit guarantees.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2012 is as follows:

	Guaranteed

		Nonindexed
		Less Than/	Non
	Indexed	Equal to 4%	Guaranteed	Total

	(In Millions)

Net premium, considerations or deposits for the year ended December 31, 2012	$-	$-	$11,657	$11,657

Reserves at December 31, 2012:
For accounts with assets at:
Fair value	$250	$12,584	$38,358	$51,192

Subtotal	250	12,584	38,358	51,192
Nonpolicy liabilities	-	-	1,139	1,139

Total	$250	$12,584	$39,497	$52,331

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal:
At fair value	$-	$12,105	$38,358	$50,463
At book value without market value adjustment and current surrender charge of less than 5%	-	479	-	479

Subtotal	-	12,584	38,358	50,942
Not subject to discretionary withdrawal	250	-	-	250
Nonpolicy liabilities	-	-	1,139	1,139

Total	$250	$12,584	$39,497	$52,331

The Company does not have any reserves in separate accounts for asset default risk in lieu of AVR.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is a summary of amounts reported as transfers to (from) separate accounts in the summary of operations of the Company’s NAIC Separate Account Annual Statement with the amounts reported as net transfers to (from) separate accounts in change in policyholders’ reserves in the accompanying Statutory Statements of Income:

	Years Ended December 31,
	2012	2011	2010

	(In Millions)

From the Separate Account Annual Statement:
Transfers to separate accounts	$11,750	$6,048	$4,357
Transfers from separate accounts	(6,097)	(5,466)	(4,998)

Subtotal	5,653	582	(641)
Reconciling adjustments:
Net deposits on deposit-type liabilities	1	377	547

Net transfers to (from) separate accounts	$5,654	$959	$(94)

Net deposits on deposit-type liabilities are not considered premium and therefore are excluded from the Statutory Statements of Income (Loss).

19.	Presentation of the Statutory Statements of Cash Flows

As required by SSAP No. 69, “Statement of Cash Flows,” the Company has included in the Statutory Statements of Cash Flows non-cash transactions primarily related to the following:

	Years Ended December 31,
	2012	2011	2010

	(In Millions)

Bank loan rollovers	$2,347	$1,716	$1,187
Bond conversions and refinancing	538	734	667
Mortgages converted to other invested assets	55	180	175
Other invested assets stock distributions	25	4	9
Interest capitalization for long-term debt	3	4	8
Net investment income payment-in-kind bonds	2	2	4
Stock conversions	1	106	529
Dividend reinvestment	-	4	8

The bank loan rollovers represent transactions processed as the result of rate resets on existing bank loans and are included in the proceeds from investments sold, matured or repaid on bonds and cost of investments acquired for bonds on the Statutory Statements of Cash Flows.

20.	Subsequent events

The Company has evaluated subsequent events through February 22, 2013, the date the financial statements were available to be issued.

On January 1, 2013, the Company completed its acquisition of The Hartford’s Retirement Plans business. The transaction was primarily structured as a reinsurance agreement, under which the Company paid $355 million as a ceding commission.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Under the reinsurance agreement, which is structured on an indemnity reinsurance basis, the Company will assume 100% of the liabilities and obligations for the insurance contracts relating to The Hartford’s Retirement Plans business. In addition, the Company will reinsure contracts written on The Hartford’s policy form by the Company’s Retirement Services Division during a post-closing transition period which is expected to be 12 months. The obligations include two parts to the reinsurance agreement. First, a coinsurance agreement related to the GIA contracts under which the contract liabilities and the assets to support those liabilities were transferred to, and held by the Company. The assets and associated reserves and liabilities will be reported in the financial statements of the Company. Second, a modified coinsurance agreement related to the SIA contracts. The individual investments and reserves were not transferred to or held by the Company and therefore the assets and liabilities will not be reported in the financial statements of the Company. However, the Company will recognize a receivable or payable representing its rights and obligations under the modified coinsurance agreement.

No additional events have occurred subsequent to the balance sheet date and before the date of evaluation that would require disclosure.

21.	Subsidiaries and affiliated companies

A summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 2012 is illustrated below. Subsidiaries are wholly owned, except as noted.

Subsidiaries of Massachusetts Mutual Life Insurance Company

C.M. Life Insurance Company

MassMutual Holding LLC

The MassMutual Trust Company

MML Distributors LLC – 99% (remaining 1% owned by MassMutual Holding LLC)

MML Private Placement Investment Company I, LLC

MML Mezzanine Investor, LLC

MML Mezzanine Investor L, LLC

MML Mezzanine Investor II, LLC

MML Mezzanine Investor III, LLC

MML Private Equity Fund Investor LLC

MML Re Finance LLC

MMC Equipment Finance LLC

CB – Apts, LLC

CV Apts, LLC

MP – Apts, LLC

MSP – SC, LLC

MW – Apts, LLC

PL – Apts, LLC – 92% (remaining 8% owned by C.M. Life Insurance Company)

WP – SC, LLC – 81% (remaining 19% owned by C.M. Life Insurance Company)

WW – Apts, LLC

Country Club Office Plaza LLC – 88% (remaining 12% owned by C.M. Life Insurance Company)

MassMutual External Benefits Group LLC

MSC Holding Company, LLC

Subsidiaries of C.M. Life Insurance Company

MML Bay State Life Insurance Company

CML Mezzanine Investor, LLC

CML Mezzanine Investor L, LLC

CML Mezzanine Investor III, LLC

CML Re Finance LLC

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Subsidiary of MMC Equipment Finance LLC

MassMutual Asset Finance LLC

Subsidiaries of MassMutual Holding LLC

HYP Management LLC

MassMutual Assignment Company

MassMutual International LLC

MML Investors Services, LLC

MML Realty Management Corporation

MassMutual International Holding MSC, Inc.

MassMutual Capital Partners LLC

First Mercantile Trust Company

MM Asset Management Holding LLC

Subsidiaries of MM Asset Management Holding LLC

Babson Capital Management LLC

Oppenheimer Acquisition Corp. – 99%

MassMutual Baring Holding LLC

Babson Capital Finance, LLC

Subsidiary of MSC Holding Company, LLC

MassMutual Holding MSC, Inc.

Affiliates of Massachusetts Mutual Life Insurance Company

MML Series Investment Fund

MML Series Investment Fund II

MassMutual Select Funds

MassMutual Premier Funds

Jefferies Finance LLC – 45% (5% owned by Babson Capital Management LLC; remaining 50% owned by Jefferies

Group, Inc.)

580 Walnut Cincinnati LLC – 50%

Invicta Advisors LLC

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

22.	Impairment listing for loan-backed and structured securities

The following are the total cumulative adjustments and impairments for loan-backed and structured securities since July 1, 2009:

Period Ended	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
December 31, 2012	$378,096,660.04	$-	$378,096,660.04	$366,323,110.21	$(11,773,549.83)	$366,323,110.21	$333,086,072.58
September 30, 2012	816,573,456.06	-	816,573,456.06	788,350,822.82	(28,222,633.24)	788,350,822.82	697,683,288.85
June 30, 2012	912,025,936.52	-	912,025,936.52	890,494,220.76	(21,531,715.76)	890,494,220.76	708,872,106.49
March 31, 2012	1,095,018,529.18	-	1,095,018,529.18	1,058,132,041.09	(36,886,488.09)	1,058,132,041.09	841,095,012.78
December 31, 2011	1,090,904,993.06	-	1,090,904,993.06	1,056,761,288.41	(34,143,704.65)	1,056,761,288.41	754,310,837.90
September 30, 2011	762,320,631.78	-	762,320,631.78	738,510,047.63	(23,810,584.15)	738,510,047.63	546,494,231.96
June 30, 2011	1,130,732,656.14	-	1,130,732,656.14	1,078,535,670.23	(52,196,985.91)	1,078,535,670.23	839,143,290.12
March 31, 2011	1,097,705,351.09	-	1,097,705,351.09	1,068,852,203.67	(28,853,147.42)	1,068,852,203.67	816,688,348.33
December 31, 2010	968,742,508.30	-	968,742,508.30	950,111,416.81	(18,631,091.49)	950,111,416.81	708,895,636.97
September 30, 2010	915,728,029.86	-	915,728,029.86	889,896,058.18	(25,831,971.68)	889,896,058.18	673,462,492.71
June 30, 2010	1,362,887,892.31	-	1,362,887,892.31	1,335,628,211.52	(27,259,680.79)	1,335,628,211.52	975,241,505.93
March 31, 2010	1,471,905,695.71	-	1,471,905,695.71	1,391,337,542.96	(80,568,152.75)	1,391,337,542.96	1,015,645,802.04
December 31, 2009	1,349,124,213.70	-	1,349,124,213.70	1,290,817,167.68	(58,307,046.02)	1,290,817,167.68	852,088,739.42
September 30, 2009	2,953,442,689.02	(106,853,708.32)	2,846,588,980.70	2,700,948,264.43	(145,640,716.27)	2,700,948,264.43	1,692,409,639.54
Totals		$(106,853,708.32)			$(593,657,468.05)

The following is the impairment listing for loan-backed securities for the three months ended December 31, 2012:
CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
02146QAB9	$9,320,782.36	$-	$9,320,782.36	$9,139,853.14	$(180,929.22)	$9,139,853.14	$9,069,355.10
05946XYB3	23,896.52	-	23,896.52	18,328.94	(5,567.58)	18,328.94	45,891.37
05946XYP2	708,902.34	-	708,902.34	682,357.82	(26,544.52)	682,357.82	601,121.02
06652DAA7	4,284,094.76	-	4,284,094.76	4,233,256.04	(50,838.72)	4,233,256.04	4,126,959.91
07325VAG9	1,562,840.35	-	1,562,840.35	1,529,749.86	(33,090.49)	1,529,749.86	1,469,093.82
07389PAY6	191,771.23	-	191,771.23	170,306.13	(21,465.10)	170,306.13	166,754.27
07389VAA5	1,230,347.36	-	1,230,347.36	1,126,193.29	(104,154.07)	1,126,193.29	1,152,071.57
12479DAC2	8,267,444.20	-	8,267,444.20	7,152,586.32	(1,114,857.88)	7,152,586.32	6,469,046.14
126671UU8	44,313.44	-	44,313.44	43,756.33	(557.11)	43,756.33	38,210.80
12667GME0	11,694,439.04	-	11,694,439.04	11,592,782.36	(101,656.68)	11,592,782.36	10,905,416.84
12668A4B8	9,701,082.41	-	9,701,082.41	9,654,594.78	(46,487.63)	9,654,594.78	8,935,378.57
12668BE33	10,096,780.94	-	10,096,780.94	9,907,738.06	(189,042.88)	9,907,738.06	9,708,068.67
126694YM4	2,239,453.44	-	2,239,453.44	2,147,349.96	(92,103.48)	2,147,349.96	1,976,788.89
12669FW82	134,544.20	-	134,544.20	132,368.49	(2,175.71)	132,368.49	127,727.95
12669GRM5	1,968,489.18	-	1,968,489.18	1,869,461.50	(99,027.68)	1,869,461.50	1,791,163.16
12669UBB5	536,100.79	-	536,100.79	326,581.52	(209,519.27)	326,581.52	383,993.09
14453MAB0	5,552,661.69	-	5,552,661.69	5,439,992.43	(112,669.26)	5,439,992.43	4,786,048.19
23332UCM4	387,038.04	-	387,038.04	377,798.71	(9,239.33)	377,798.71	375,416.10
23332UDU5	13,297,438.84	-	13,297,438.84	13,134,362.56	(163,076.28)	13,134,362.56	12,046,704.60
26410QAJ0	190,460.58	-	190,460.58	-	(190,460.58)	-	371,126.04
30251YAB4	5,976,882.17	-	5,976,882.17	5,948,065.42	(28,816.75)	5,948,065.42	5,857,460.84
362480AD7	8,077,813.86	-	8,077,813.86	8,028,051.94	(49,761.92)	8,028,051.94	6,894,111.89
36290PAK3	3,590,762.57	-	3,590,762.57	1,721,505.21	(1,869,257.36)	1,721,505.21	2,196,822.08
39538WBH0	516.93	-	516.93	294.08	(222.85)	294.08	282.55
39539GAA0	2,935,620.22	-	2,935,620.22	2,920,843.03	(14,777.19)	2,920,843.03	2,722,406.86

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
40430HBH0	$950.38	$-	$950.38	$606.90	$(343.48)	$606.90	$497.76
41161PHC0	5,318,247.22	-	5,318,247.22	5,246,310.10	(71,937.12)	5,246,310.10	5,700,952.48
43739EBJ5	6,841,957.03	-	6,841,957.03	6,706,025.82	(135,931.21)	6,706,025.82	6,036,046.50
45660LKW8	18,512,127.82	-	18,512,127.82	18,445,313.61	(66,814.21)	18,445,313.61	15,401,797.82
45660LYW3	2,590,706.25	-	2,590,706.25	2,411,095.54	(179,610.71)	2,411,095.54	2,119,690.21
45660N5H4	4,085,597.66	-	4,085,597.66	4,012,584.48	(73,013.18)	4,012,584.48	4,461,277.13
45660NQ24	1,149,455.15	-	1,149,455.15	1,119,069.15	(30,386.00)	1,119,069.15	1,341,982.04
456612AC4	11,219,948.33	-	11,219,948.33	11,200,404.46	(19,543.87)	11,200,404.46	9,832,091.02
45667WAC2	36,139.55	-	36,139.55	25,798.22	(10,341.33)	25,798.22	36,452.51
466247XE8	4,224,775.79	-	4,224,775.79	4,092,034.06	(132,741.73)	4,092,034.06	3,755,498.69
525221CD7	86,864.53	-	86,864.53	53,770.04	(33,094.49)	53,770.04	72,870.52
525221GM3	2,332,635.06	-	2,332,635.06	2,282,935.45	(49,699.61)	2,282,935.45	2,081,491.82
525221HA8	16,401,997.61	-	16,401,997.61	16,037,388.46	(364,609.15)	16,037,388.46	13,826,098.75
55027AAU4	3,729,293.25	-	3,729,293.25	3,628,919.72	(100,373.53)	3,628,919.72	3,675,404.51
576433G42	5,898,844.31	-	5,898,844.31	5,847,440.62	(51,403.69)	5,847,440.62	5,588,376.26
57643LMP8	1,439,272.59	-	1,439,272.59	1,401,499.80	(37,772.79)	1,401,499.80	1,089,840.42
61750SAB8	360,603.45	-	360,603.45	355,501.66	(5,101.79)	355,501.66	306,408.53
61755AAB2	12,085.50	-	12,085.50	10,763.33	(1,322.17)	10,763.33	6,471.10
61915RBB1	5,115,963.20	-	5,115,963.20	5,095,290.01	(20,673.19)	5,095,290.01	4,889,505.50
64352VPC9	1,356.32	-	1,356.32	553.50	(802.82)	553.50	909.94
65106FAB8	6,747,113.12	-	6,747,113.12	6,718,870.11	(28,243.01)	6,718,870.11	6,212,824.70
66987XBV6	15,239.24	-	15,239.24	15,073.00	(166.24)	15,073.00	12,181.73
75114GAC3	13,704,671.98	-	13,704,671.98	13,346,662.61	(358,009.37)	13,346,662.61	12,424,345.12
75114HAK3	3,812,242.51	-	3,812,242.51	3,641,050.77	(171,191.74)	3,641,050.77	2,731,962.22
75405KAG3	6,044.09	-	6,044.09	5,050.66	(993.43)	5,050.66	4,232.78
760985NZ0	54,796.47	-	54,796.47	45,518.12	(9,278.35)	45,518.12	36,010.92
76110GE23	4,314,078.81	-	4,314,078.81	4,097,768.60	(216,310.21)	4,097,768.60	4,277,733.62
76110GG62	4,350,445.04	-	4,350,445.04	4,056,131.23	(294,313.81)	4,056,131.23	4,268,758.70
76110GYL9	1,105,529.94	-	1,105,529.94	1,103,557.87	(1,972.07)	1,103,557.87	1,077,493.80
76110GZQ7	5,722,933.68	-	5,722,933.68	5,075,857.52	(647,076.16)	5,075,857.52	5,242,199.68
761118WP9	8,227,539.35	-	8,227,539.35	7,987,880.27	(239,659.08)	7,987,880.27	7,801,974.68
77277LAF4	38,874,645.93	-	38,874,645.93	37,914,893.16	(959,752.77)	37,914,893.16	30,679,065.88
77277LAH0	1,933,141.62	-	1,933,141.62	1,886,324.40	(46,817.22)	1,886,324.40	2,969,324.97
77277LAJ6	27,368,866.47	-	27,368,866.47	26,706,041.82	(662,824.65)	26,706,041.82	19,305,363.39
79548KXQ6	854,016.55	-	854,016.55	853,654.62	(361.93)	853,654.62	765,383.55
81379EAA0	217,866.27	-	217,866.27	197,747.65	(20,118.62)	197,747.65	207,574.07
863579HM3	982.37	-	982.37	601.34	(381.03)	601.34	1,857.50
86358HHX0	727,295.32	-	727,295.32	704,800.36	(22,494.96)	704,800.36	658,168.59
86358HRL5	24,838.33	-	24,838.33	19,696.11	(5,142.22)	19,696.11	19,315.57
86358R5Q6	126,261.83	-	126,261.83	118,691.91	(7,569.92)	118,691.91	103,356.43
86359BU82	18,520.16	-	18,520.16	16,577.86	(1,942.30)	16,577.86	54,488.33
86359DUL9	135,684.06	-	135,684.06	133,404.84	(2,279.22)	133,404.84	119,675.19
86359DUV7	2,532.67	-	2,532.67	1,796.94	(735.73)	1,796.94	1,918.92
86359LRW1	15,323,951.25	-	15,323,951.25	15,048,489.07	(275,462.18)	15,048,489.07	13,732,523.78
86360JAN1	2,453,060.78	-	2,453,060.78	2,436,076.21	(16,984.57)	2,436,076.21	2,235,923.08
86360KAF5	24,834,345.35	-	24,834,345.35	24,356,935.40	(477,409.95)	24,356,935.40	22,639,394.94
86361HAA2	9,286,566.20	-	9,286,566.20	8,875,908.50	(410,657.70)	8,875,908.50	7,673,626.93
88157QAL2	573,449.81	-	573,449.81	532,347.23	(41,102.58)	532,347.23	1,443,040.60
89789KAC9	14,229.51	-	14,229.51	11,365.94	(2,863.57)	11,365.94	131,384.68
92977YAY7	1,678,839.27	-	1,678,839.27	1,364,044.54	(314,794.73)	1,364,044.54	255,144.00
93934FJQ6	11,668,823.78	-	11,668,823.78	11,625,486.02	(43,337.76)	11,625,486.02	11,113,685.96
984582AA4	2,544,809.82	-	2,544,809.82	2,153,322.68	(391,487.14)	2,153,322.68	2,445,054.44
Totals	$378,096,660.04	$-	$378,096,660.04	$366,323,110.21	$(11,773,549.83)	$366,323,110.21	$333,086,072.58

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed securities for the three months ended September 30, 2012:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
00104BAF7	$85,000.00	$-	$85,000.00	$20,000.00	$(65,000.00)	$20,000.00	$20,000.00
004421TD5	1,385,825.15	-	1,385,825.15	1,315,875.19	(69,949.96)	1,315,875.19	1,270,167.00
00442KAD3	3,211,011.30	-	3,211,011.30	3,167,443.77	(43,567.53)	3,167,443.77	2,684,789.02
02146QAB9	9,869,919.23	-	9,869,919.23	9,669,849.28	(200,069.95)	9,669,849.28	8,971,526.82
02147DAB7	8,170,690.96	-	8,170,690.96	8,103,775.43	(66,915.53)	8,103,775.43	7,895,446.07
02150MAB1	13,116,031.08	-	13,116,031.08	12,887,551.15	(228,479.93)	12,887,551.15	13,011,475.43
02660TBF9	250,071.28	-	250,071.28	145,570.58	(104,500.70)	145,570.58	1,040,778.77
02660TGN7	6,430,479.32	-	6,430,479.32	6,123,949.20	(306,530.12)	6,123,949.20	5,452,232.79
02660TGS6	5,479,176.12	-	5,479,176.12	5,365,612.13	(113,563.99)	5,365,612.13	4,687,198.15
02660THL0	816,498.41	-	816,498.41	806,453.97	(10,044.44)	806,453.97	747,179.44
02660TJB0	16,520,049.00	-	16,520,049.00	15,272,638.61	(1,247,410.39)	15,272,638.61	13,968,184.79
02660XAD6	2,707,500.01	-	2,707,500.01	2,568,739.18	(138,760.83)	2,568,739.18	2,670,016.74
026929AD1	6,086,467.38	-	6,086,467.38	5,859,618.06	(226,849.32)	5,859,618.06	5,471,643.42
03072SPD1	277,474.17	-	277,474.17	275,809.52	(1,664.65)	275,809.52	231,738.26
040104QN4	1,985,075.16	-	1,985,075.16	1,970,762.96	(14,312.20)	1,970,762.96	1,714,152.18
040104TF8	65,161.17	-	65,161.17	65,126.38	(34.79)	65,126.38	58,698.30
040104TG6	94,912.11	-	94,912.11	94,841.58	(70.53)	94,841.58	88,066.79
05950DAA8	8,051,249.93	-	8,051,249.93	7,888,415.28	(162,834.65)	7,888,415.28	7,653,912.29
06652DAA7	4,595,312.46	-	4,595,312.46	4,431,432.75	(163,879.71)	4,431,432.75	4,108,675.87
07325VAG9	1,667,229.09	-	1,667,229.09	1,634,135.74	(33,093.35)	1,634,135.74	1,488,340.58
07386HKS9	336,273.33	-	336,273.33	333,104.11	(3,169.22)	333,104.11	300,323.23
07386HMP3	998,207.17	-	998,207.17	986,566.99	(11,640.18)	986,566.99	905,110.80
07389PAY6	307,671.02	-	307,671.02	195,762.30	(111,908.72)	195,762.30	164,832.50
07389VAA5	1,273,548.32	-	1,273,548.32	1,233,817.70	(39,730.62)	1,233,817.70	1,118,009.35
12489WQH0	111,963.43	-	111,963.43	95,819.61	(16,143.82)	95,819.61	565,519.20
1248MEAA7	5,909,561.79	-	5,909,561.79	5,454,185.36	(455,376.43)	5,454,185.36	3,737,977.61
1248MGAJ3	56,112.67	-	56,112.67	55,111.01	(1,001.66)	55,111.01	50,369.09
1248MPAH7	196,783.15	-	196,783.15	140,799.20	(55,983.95)	140,799.20	215,557.17
126670LP1	4,922,394.55	-	4,922,394.55	4,212,606.10	(709,788.45)	4,212,606.10	4,477,464.00
126670QZ4	287,161.36	-	287,161.36	242,980.15	(44,181.21)	242,980.15	258,375.50
126671UU8	47,238.91	-	47,238.91	47,087.75	(151.16)	47,087.75	39,359.86
12667GCB7	134,932.18	-	134,932.18	134,006.56	(925.62)	134,006.56	130,120.33
12667GME0	12,516,809.19	-	12,516,809.19	12,146,740.32	(370,068.87)	12,146,740.32	10,727,475.66
12667GR62	1,899,370.86	-	1,899,370.86	1,844,305.56	(55,065.30)	1,844,305.56	1,727,108.17
12667NAC2	190,099.57	-	190,099.57	187,708.98	(2,390.59)	187,708.98	186,799.06
12668A3Q6	5,220,563.07	-	5,220,563.07	5,166,712.20	(53,850.87)	5,166,712.20	5,114,745.39
12668ACZ6	2,617,490.20	-	2,617,490.20	2,572,255.18	(45,235.02)	2,572,255.18	2,290,023.95
12668AEV3	8,397,184.43	-	8,397,184.43	8,063,626.87	(333,557.56)	8,063,626.87	7,733,322.03
12668BB77	16,813,583.21	-	16,813,583.21	16,165,081.37	(648,501.84)	16,165,081.37	15,267,740.77
12668BE33	10,608,729.70	-	10,608,729.70	10,309,768.18	(298,961.52)	10,309,768.18	9,534,877.39
126694YM4	2,318,172.61	-	2,318,172.61	2,317,787.17	(385.44)	2,317,787.17	1,998,319.41
12669FW82	807,603.10	-	807,603.10	728,333.68	(79,269.42)	728,333.68	638,614.83
12669GKH3	9,297,064.84	-	9,297,064.84	9,157,301.52	(139,763.32)	9,157,301.52	10,063,598.74
12669GUR0	2,510,151.11	-	2,510,151.11	2,426,569.22	(83,581.89)	2,426,569.22	2,126,517.86
12669UBB5	577,383.54	-	577,383.54	543,260.47	(34,123.07)	543,260.47	406,123.72
14453MAB0	5,994,542.93	-	5,994,542.93	5,822,082.94	(172,459.99)	5,822,082.94	4,701,559.98
14454AAB5	1,800,461.12	-	1,800,461.12	1,677,036.58	(123,424.54)	1,677,036.58	1,591,708.24
14983CAA3	984,170.40	-	984,170.40	969,590.10	(14,580.30)	969,590.10	815,714.71
22540VG71	130,709.14	-	130,709.14	130,675.08	(34.06)	130,675.08	130,025.32
22541SXR4	1,512,132.28	-	1,512,132.28	1,422,602.72	(89,529.56)	1,422,602.72	1,188,789.95

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
23243AAD8	$702,229.95	$-	$702,229.95	$681,454.17	$(20,775.78)	$681,454.17	$624,250.70
23245QAA7	1,628,273.50	-	1,628,273.50	1,589,532.01	(38,741.49)	1,589,532.01	1,566,167.19
23332UAC8	3,276,133.69	-	3,276,133.69	3,178,167.62	(97,966.07)	3,178,167.62	3,766,901.31
23332UAR5	6,741,362.58	-	6,741,362.58	6,559,992.29	(181,370.29)	6,559,992.29	7,018,715.96
23332UBV5	4,029,640.03	-	4,029,640.03	3,876,007.69	(153,632.34)	3,876,007.69	3,886,993.68
23332UCM4	403,592.75	-	403,592.75	396,879.36	(6,713.39)	396,879.36	368,092.05
23332UDU5	14,338,921.99	-	14,338,921.99	13,722,207.61	(616,714.38)	13,722,207.61	11,911,773.68
23332UFV1	1,077,072.50	-	1,077,072.50	997,406.70	(79,665.80)	997,406.70	933,919.73
251510NC3	11,830,571.08	-	11,830,571.08	10,964,975.47	(865,595.61)	10,964,975.47	6,836,695.19
28140XAE9	44,000.00	-	44,000.00	-	(44,000.00)	-	180,432.00
32051DV33	411,468.64	-	411,468.64	359,110.52	(52,358.12)	359,110.52	415,924.50
32113JAA3	524,407.05	-	524,407.05	489,022.15	(35,384.90)	489,022.15	437,139.43
362341L49	4,425,602.42	-	4,425,602.42	4,162,981.73	(262,620.69)	4,162,981.73	3,133,037.82
36242DBJ1	373,091.99	-	373,091.99	363,392.73	(9,699.26)	363,392.73	365,798.61
362480AD7	818,813.53	-	818,813.53	800,798.68	(18,014.85)	800,798.68	708,772.26
39538RBB4	8,837,531.53	-	8,837,531.53	8,671,538.79	(165,992.74)	8,671,538.79	7,719,420.61
39538WBH0	2,674.31	-	2,674.31	2,500.33	(173.98)	2,500.33	1,348.48
39538WFH6	7,107,201.63	-	7,107,201.63	6,829,766.21	(277,435.42)	6,829,766.21	6,207,709.49
39538WHF8	20,436,910.95	-	20,436,910.95	19,982,637.72	(454,273.23)	19,982,637.72	17,530,138.30
39539GAA0	3,131,528.68	-	3,131,528.68	3,040,304.05	(91,224.63)	3,040,304.05	2,779,958.90
40430HBH0	3,807.98	-	3,807.98	2,365.06	(1,442.92)	2,365.06	4,835.72
41161PFR9	874,319.04	-	874,319.04	870,422.32	(3,896.72)	870,422.32	836,750.57
41161PHU0	5,378,599.79	-	5,378,599.79	5,312,154.11	(66,445.68)	5,312,154.11	5,714,722.05
41161PKH5	333,249.83	-	333,249.83	317,782.31	(15,467.52)	317,782.31	328,714.19
41161PLR2	8,371,145.78	-	8,371,145.78	8,227,592.91	(143,552.87)	8,227,592.91	7,610,370.30
41161PMG5	10,265,049.13	-	10,265,049.13	10,057,344.02	(207,705.11)	10,057,344.02	8,933,425.54
41161PQU0	9,172,389.34	-	9,172,389.34	9,136,472.74	(35,916.60)	9,136,472.74	8,380,147.54
41161PSK0	3,478,271.55	-	3,478,271.55	3,454,855.94	(23,415.61)	3,454,855.94	3,116,817.04
41161PTN3	1,485,257.91	-	1,485,257.91	1,444,623.62	(40,634.29)	1,444,623.62	1,367,281.30
41161PWB5	4,646,026.49	-	4,646,026.49	4,602,682.04	(43,344.45)	4,602,682.04	4,113,910.79
41161PXH1	548,433.09	-	548,433.09	537,045.78	(11,387.31)	537,045.78	499,452.81
41164LAB5	8,448,415.82	-	8,448,415.82	8,180,637.98	(267,777.84)	8,180,637.98	6,432,440.57
41164YAB7	8,482,076.57	-	8,482,076.57	8,333,726.65	(148,349.92)	8,333,726.65	7,246,002.39
43739EBJ5	7,058,150.46	-	7,058,150.46	7,007,297.76	(50,852.70)	7,007,297.76	5,939,909.98
45071KDD3	839,825.09	-	839,825.09	749,122.18	(90,702.91)	749,122.18	759,242.51
45254NJG3	895,740.78	-	895,740.78	878,506.92	(17,233.86)	878,506.92	880,139.68
45254NJV0	766,580.95	-	766,580.95	755,961.94	(10,619.01)	755,961.94	720,069.78
45254NML8	1,125,979.69	-	1,125,979.69	1,068,860.98	(57,118.71)	1,068,860.98	971,152.92
45254NNP8	9,403,371.46	-	9,403,371.46	9,242,236.34	(161,135.12)	9,242,236.34	8,852,219.04
45254NPA9	3,389,379.80	-	3,389,379.80	3,190,682.08	(198,697.72)	3,190,682.08	3,089,441.21
45254NPU5	3,497,954.43	-	3,497,954.43	3,226,170.03	(271,784.40)	3,226,170.03	3,586,159.25
45254TSM7	2,704,824.59	-	2,704,824.59	2,648,494.36	(56,330.23)	2,648,494.36	2,249,586.79
452570AA2	38,044.53	-	38,044.53	36,590.40	(1,454.13)	36,590.40	36,303.60
45257EAA2	2,672,524.41	-	2,672,524.41	2,598,631.98	(73,892.43)	2,598,631.98	2,219,789.35
45660LKW8	19,422,015.89	-	19,422,015.89	18,851,953.78	(570,062.11)	18,851,953.78	14,706,208.59
45660LW96	1,890,980.36	-	1,890,980.36	1,882,259.02	(8,721.34)	1,882,259.02	1,776,779.42
45660LYW3	2,651,096.95	-	2,651,096.95	2,621,771.19	(29,325.76)	2,621,771.19	2,114,696.81
45660N2J3	3,200,163.07	-	3,200,163.07	3,186,018.57	(14,144.50)	3,186,018.57	3,533,256.10
45660NS30	1,704,040.33	-	1,704,040.33	1,697,430.89	(6,609.44)	1,697,430.89	1,511,345.12
45660NT96	1,772,999.59	-	1,772,999.59	1,739,284.08	(33,715.51)	1,739,284.08	2,163,248.96
456612AC4	11,961,695.73	-	11,961,695.73	11,531,113.16	(430,582.57)	11,531,113.16	9,704,906.36
46412AAD4	4,450,689.02	-	4,450,689.02	2,777,199.64	(1,673,489.38)	2,777,199.64	4,146,653.29
466247UG6	1,765,463.00	-	1,765,463.00	1,745,471.77	(19,991.23)	1,745,471.77	1,671,013.64

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
466247XE8	$4,528,510.15	$-	$4,528,510.15	$4,344,059.17	$(184,450.98)	$4,344,059.17	$3,759,851.11
46627MBQ9	9,095,045.46	-	9,095,045.46	8,754,441.61	(340,603.85)	8,754,441.61	7,789,362.95
46629BAR0	3,063,023.79	-	3,063,023.79	3,046,423.87	(16,599.92)	3,046,423.87	2,525,241.11
525221AJ6	1,920,906.01	-	1,920,906.01	1,828,241.78	(92,664.23)	1,828,241.78	1,633,344.92
525221CD7	99,549.31	-	99,549.31	85,811.54	(13,737.77)	85,811.54	67,177.70
525221HA8	16,974,165.86	-	16,974,165.86	16,922,984.16	(51,181.70)	16,922,984.16	12,633,102.93
525226AL0	1,047,118.57	-	1,047,118.57	975,947.93	(71,170.64)	975,947.93	352,987.74
525229AG5	386,538.40	-	386,538.40	364,494.80	(22,043.60)	364,494.80	216,089.08
52524VAG4	8,880,642.30	-	8,880,642.30	8,448,297.51	(432,344.79)	8,448,297.51	7,860,943.53
52524YAF0	7,938,173.02	-	7,938,173.02	7,633,009.65	(305,163.37)	7,633,009.65	6,686,867.82
550279AA1	3,558,070.71	-	3,558,070.71	3,455,606.28	(102,464.43)	3,455,606.28	3,262,598.43
55027AAR1	7,952,505.19	-	7,952,505.19	7,813,568.33	(138,936.86)	7,813,568.33	6,320,491.78
55027BAA6	10,884,773.60	-	10,884,773.60	10,566,744.11	(318,029.49)	10,566,744.11	9,346,869.47
576433H33	283,667.90	-	283,667.90	272,217.42	(11,450.48)	272,217.42	261,734.57
576433RU2	1,353,577.12	-	1,353,577.12	1,272,352.70	(81,224.42)	1,272,352.70	1,124,196.89
576433SE7	1,367,493.57	-	1,367,493.57	1,291,443.14	(76,050.43)	1,291,443.14	881,619.00
57643LMP8	1,521,589.02	-	1,521,589.02	1,467,456.62	(54,132.40)	1,467,456.62	1,080,718.39
589929N38	1,128,343.17	-	1,128,343.17	1,124,608.38	(3,734.79)	1,124,608.38	1,121,005.99
589929X29	3,219,135.72	-	3,219,135.72	3,162,749.88	(56,385.84)	3,162,749.88	3,083,514.94
59020UQ57	3,216,569.32	-	3,216,569.32	3,134,642.91	(81,926.41)	3,134,642.91	2,056,200.40
617463AA2	15,957.84	-	15,957.84	15,572.05	(385.79)	15,572.05	12,714.50
61748HAA9	10,679.44	-	10,679.44	10,549.38	(130.06)	10,549.38	11,455.55
61750FAE0	700,285.02	-	700,285.02	688,486.26	(11,798.76)	688,486.26	607,105.55
61753KAB2	121,326.36	-	121,326.36	64,367.48	(56,958.88)	64,367.48	61,996.57
61757MAB4	2,139,886.61	-	2,139,886.61	1,570,104.92	(569,781.69)	1,570,104.92	2,041,732.19
61915RBB1	5,370,697.25	-	5,370,697.25	5,254,499.28	(116,197.97)	5,254,499.28	4,941,918.72
638728AC9	1,805,925.45	-	1,805,925.45	1,647,260.90	(158,664.55)	1,647,260.90	1,656,632.29
64352VNY3	2,771,152.24	-	2,771,152.24	2,267,069.86	(504,082.38)	2,267,069.86	1,837,659.00
64352VPC9	8,338.54	-	8,338.54	4,623.94	(3,714.60)	4,623.94	6,138.11
65106FAB8	7,183,924.50	-	7,183,924.50	7,147,231.17	(36,693.33)	7,147,231.17	6,400,260.04
65535VUS5	1,434,863.05	-	1,434,863.05	1,302,986.92	(131,876.13)	1,302,986.92	1,251,562.72
68383NBZ5	4,000,850.81	-	4,000,850.81	3,745,222.49	(255,628.32)	3,745,222.49	3,941,383.87
68383NCA9	16,533,784.14	-	16,533,784.14	16,234,620.96	(299,163.18)	16,234,620.96	16,981,217.67
68383NCD3	2,675,434.84	-	2,675,434.84	2,604,043.22	(71,391.62)	2,604,043.22	2,572,371.00
68383NDT7	6,481,943.18	-	6,481,943.18	6,369,680.71	(112,262.47)	6,369,680.71	5,205,734.12
68383NDW0	5,825,533.09	-	5,825,533.09	5,649,906.06	(175,627.03)	5,649,906.06	4,145,042.55
74922AAA5	10,526,116.43	-	10,526,116.43	9,677,646.46	(848,469.97)	9,677,646.46	7,633,577.61
74922MAB7	7,248,372.12	-	7,248,372.12	6,714,771.76	(533,600.36)	6,714,771.76	6,715,310.51
74922MAC5	707,323.17	-	707,323.17	660,547.34	(46,775.83)	660,547.34	699,536.00
75114GAC3	14,411,026.37	-	14,411,026.37	13,941,542.93	(469,483.44)	13,941,542.93	11,356,754.41
75114HAD9	13,608,091.32	-	13,608,091.32	13,060,457.61	(547,633.71)	13,060,457.61	11,126,549.82
75114HAK3	4,204,427.10	-	4,204,427.10	3,727,063.95	(477,363.15)	3,727,063.95	2,461,201.96
75405KAG3	11,830.73	-	11,830.73	7,862.00	(3,968.73)	7,862.00	7,577.91
76110GE23	4,391,658.82	-	4,391,658.82	4,387,721.30	(3,937.52)	4,387,721.30	4,357,038.85
76110GUG4	1,147,028.99	-	1,147,028.99	1,119,058.74	(27,970.25)	1,119,058.74	1,098,963.42
761118NN4	7,313,920.69	-	7,313,920.69	6,861,943.31	(451,977.38)	6,861,943.31	6,785,487.46
761118RJ9	276,531.77	-	276,531.77	266,120.78	(10,410.99)	266,120.78	252,111.95
77277LAF4	39,517,587.09	-	39,517,587.09	38,874,645.93	(642,941.16)	38,874,645.93	26,606,966.38
77277LAH0	1,964,959.14	-	1,964,959.14	1,933,141.62	(31,817.52)	1,933,141.62	2,572,624.78
77277LAJ6	27,814,860.59	-	27,814,860.59	27,368,866.47	(445,994.12)	27,368,866.47	16,742,920.30
81378EAA1	1,925,635.35	-	1,925,635.35	1,829,366.14	(96,269.21)	1,829,366.14	1,842,362.88
81379EAA0	246,817.09	-	246,817.09	236,120.61	(10,696.48)	236,120.61	207,882.97
83613GAA7	2,012,128.31	-	2,012,128.31	1,894,346.96	(117,781.35)	1,894,346.96	1,930,801.74

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
863579HM3	$2,958.38	$-	$2,958.38	$1,663.65	$(1,294.73)	$1,663.65	$2,719.25
86359BU82	48,193.66	-	48,193.66	26,315.63	(21,878.03)	26,315.63	24,054.29
86360JAA9	9,190,506.61	-	9,190,506.61	8,389,847.79	(800,658.82)	8,389,847.79	6,481,882.57
86360JAE1	6,854,732.97	-	6,854,732.97	6,511,222.23	(343,510.74)	6,511,222.23	5,317,343.11
86360KAF5	26,074,176.98	-	26,074,176.98	25,895,531.95	(178,645.03)	25,895,531.95	23,412,386.09
86360UAF3	3,138,149.64	-	3,138,149.64	3,009,035.04	(129,114.60)	3,009,035.04	2,753,523.93
86362HAA1	7,317,300.14	-	7,317,300.14	7,305,095.32	(12,204.82)	7,305,095.32	6,677,392.01
88157QAL2	648,398.13	-	648,398.13	567,274.44	(81,123.69)	567,274.44	1,394,925.58
89789KAC9	20,085.78	-	20,085.78	15,044.02	(5,041.76)	15,044.02	16,248.72
92922F4M7	3,796,821.22	-	3,796,821.22	3,662,184.15	(134,637.07)	3,662,184.15	3,359,468.93
92922F5T1	6,349,746.87	-	6,349,746.87	6,082,648.99	(267,097.88)	6,082,648.99	5,770,123.31
92922FB72	1,044,633.17	-	1,044,633.17	1,024,610.17	(20,023.00)	1,024,610.17	1,021,754.74
92922FJ25	5,517,864.48	-	5,517,864.48	5,358,099.61	(159,764.87)	5,358,099.61	4,984,701.82
92922FZF8	7,110,463.72	-	7,110,463.72	7,056,485.15	(53,978.57)	7,056,485.15	7,480,813.93
92925CBB7	3,657,148.66	-	3,657,148.66	3,509,428.92	(147,719.74)	3,509,428.92	3,067,040.60
92977YAY7	1,710,312.44	-	1,710,312.44	1,674,947.94	(35,364.50)	1,674,947.94	257,348.00
939336X65	9,716,858.34	-	9,716,858.34	9,515,392.27	(201,466.07)	9,515,392.27	10,498,736.16
93934FHC9	6,877,031.30	-	6,877,031.30	6,575,156.56	(301,874.74)	6,575,156.56	5,456,555.03
93934FJQ6	12,186,984.18	-	12,186,984.18	12,035,963.57	(151,020.61)	12,035,963.57	10,519,269.00
Totals	$816,573,456.06	$-	$816,573,456.06	$788,350,822.82	$(28,222,633.24)	$788,350,822.82	$697,683,288.85

The following is the impairment listing for loan-backed securities for the three months ended June 30, 2012:
CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
00104BAF7	$200,000.00	$-	$200,000.00	$85,000.00	$(115,000.00)	$85,000.00	$85,000.00
004421TD5	1,431,855.30	-	1,431,855.30	1,363,868.44	(67,986.86)	1,363,868.44	1,153,173.00
00442JAE4	3,862,291.68	-	3,862,291.68	3,851,473.26	(10,818.42)	3,851,473.26	3,572,149.48
00442KAD3	3,369,186.36	-	3,369,186.36	3,302,832.79	(66,353.57)	3,302,832.79	2,132,351.50
02146QAB9	10,287,869.59	-	10,287,869.59	10,218,956.32	(68,913.27)	10,218,956.32	7,537,246.63
02147CAA1	7,107,918.64	-	7,107,918.64	6,969,965.32	(137,953.32)	6,969,965.32	6,342,616.04
02147DAB7	8,606,269.92	-	8,606,269.92	8,562,519.86	(43,750.06)	8,562,519.86	6,556,038.08
02150MAB1	13,771,067.83	-	13,771,067.83	13,669,332.80	(101,735.03)	13,669,332.80	13,557,560.71
02660TBF9	282,099.51	-	282,099.51	253,604.97	(28,494.54)	253,604.97	1,028,856.60
02660TGN7	6,692,845.69	-	6,692,845.69	6,584,228.33	(108,617.36)	6,584,228.33	4,775,635.84
02660TGS6	5,649,878.60	-	5,649,878.60	5,532,070.58	(117,808.02)	5,532,070.58	3,903,949.03
02660THL0	1,238,687.87	-	1,238,687.87	1,197,189.92	(41,497.95)	1,197,189.92	1,030,696.83
02660TJB0	17,108,199.57	-	17,108,199.57	16,917,717.88	(190,481.69)	16,917,717.88	12,785,540.98
02660WAC0	13,255,792.13	-	13,255,792.13	12,728,320.95	(527,471.18)	12,728,320.95	9,450,333.83
02660XAD6	9,023,202.20	-	9,023,202.20	8,882,491.32	(140,710.88)	8,882,491.32	7,904,039.85
026929AA7	7,231,924.69	-	7,231,924.69	7,195,941.59	(35,983.10)	7,195,941.59	6,895,829.36
026929AD1	6,311,562.31	-	6,311,562.31	6,160,569.79	(150,992.52)	6,160,569.79	4,307,184.73
040104QN4	2,176,680.39	-	2,176,680.39	2,141,977.65	(34,702.74)	2,141,977.65	1,663,011.91
040104RV5	1,649,861.14	-	1,649,861.14	1,615,029.38	(34,831.76)	1,615,029.38	1,406,395.36
055294AA0	2,225,393.89	-	2,225,393.89	2,183,996.71	(41,397.18)	2,183,996.71	2,038,217.83
05949ALH1	1,621,893.67	-	1,621,893.67	1,620,419.54	(1,474.13)	1,620,419.54	1,596,127.11
05949CCB0	656,838.44	-	656,838.44	626,385.03	(30,453.41)	626,385.03	649,367.68
07325VAG9	1,735,629.35	-	1,735,629.35	1,723,028.99	(12,600.36)	1,723,028.99	1,273,366.93
07384MW40	88,210.20	-	88,210.20	87,977.52	(232.68)	87,977.52	84,711.88
07384YCD6	4,537,996.34	-	4,537,996.34	4,513,940.23	(24,056.11)	4,513,940.23	3,866,023.93

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
073854AB7	$10,873,710.45	$-	$10,873,710.45	$10,623,347.48	$(250,362.97)	$10,623,347.48	$10,432,056.29
07386HSP7	4,689,009.73	-	4,689,009.73	4,642,803.64	(46,206.09)	4,642,803.64	3,471,488.87
073879Z92	7,378,319.99	-	7,378,319.99	7,185,484.66	(192,835.33)	7,185,484.66	4,726,061.37
07389VAA5	1,318,932.07	-	1,318,932.07	1,280,083.52	(38,848.55)	1,280,083.52	1,097,200.81
07401LAA1	10,399,215.66	-	10,399,215.66	10,211,138.77	(188,076.89)	10,211,138.77	7,737,082.30
07820QAY1	10,244,033.14	-	10,244,033.14	10,084,183.24	(159,849.90)	10,084,183.24	7,631,582.53
12667GCB7	143,614.09	-	143,614.09	141,535.45	(2,078.64)	141,535.45	113,681.08
12667GME0	13,002,918.82	-	13,002,918.82	12,904,511.72	(98,407.10)	12,904,511.72	9,057,198.55
12667GS20	9,653,506.47	-	9,653,506.47	9,511,658.52	(141,847.95)	9,511,658.52	7,409,946.62
12668AEV3	8,700,864.26	-	8,700,864.26	8,657,056.30	(43,807.96)	8,657,056.30	7,004,721.42
12668BB77	17,547,512.32	-	17,547,512.32	17,438,286.35	(109,225.97)	17,438,286.35	13,341,926.58
126694N46	238,636.82	-	238,636.82	231,415.75	(7,221.07)	231,415.75	171,330.74
12669FW82	851,239.78	-	851,239.78	847,589.63	(3,650.15)	847,589.63	647,311.89
12669FXR9	370,494.06	-	370,494.06	366,193.11	(4,300.95)	366,193.11	307,570.41
12669GKH3	9,657,789.05	-	9,657,789.05	9,626,283.07	(31,505.98)	9,626,283.07	8,224,615.71
12669GRQ6	4,726,256.52	-	4,726,256.52	4,661,996.18	(64,260.34)	4,661,996.18	4,014,966.39
12669GTV3	259,652.30	-	259,652.30	249,772.89	(9,879.41)	249,772.89	211,949.32
12669GUR0	2,597,195.38	-	2,597,195.38	2,570,000.85	(27,194.53)	2,570,000.85	2,005,653.32
14453MAB0	6,510,444.56	-	6,510,444.56	6,287,272.76	(223,171.80)	6,287,272.76	4,814,360.57
14454AAB5	2,010,836.64	-	2,010,836.64	1,921,516.72	(89,319.92)	1,921,516.72	1,169,687.55
14983CAA3	1,062,031.79	-	1,062,031.79	999,049.90	(62,981.89)	999,049.90	805,764.20
22943HAD8	6,668,798.61	-	6,668,798.61	6,106,933.18	(561,865.43)	6,106,933.18	2,462,010.00
23243AAD8	756,348.29	-	756,348.29	752,029.25	(4,319.04)	752,029.25	627,320.41
23321P6A1	6,365,678.30	-	6,365,678.30	6,352,809.55	(12,868.75)	6,352,809.55	6,304,418.22
23332UAR5	7,184,122.90	-	7,184,122.90	6,977,311.03	(206,811.87)	6,977,311.03	6,088,532.73
23332UBG8	4,829,464.62	-	4,829,464.62	4,803,542.84	(25,921.78)	4,803,542.84	4,236,755.99
23332UBV5	4,226,881.85	-	4,226,881.85	4,136,244.85	(90,637.00)	4,136,244.85	3,452,468.99
23332UCM4	425,661.23	-	425,661.23	419,406.25	(6,254.98)	419,406.25	316,927.03
23332UDU5	15,161,149.93	-	15,161,149.93	14,909,013.37	(252,136.56)	14,909,013.37	11,082,888.05
23332UFV1	1,124,568.71	-	1,124,568.71	1,099,842.01	(24,726.70)	1,099,842.01	781,834.55
251510EH2	26,882,770.36	-	26,882,770.36	26,866,304.62	(16,465.74)	26,866,304.62	26,880,066.39
251510FB4	4,270,275.32	-	4,270,275.32	4,196,350.93	(73,924.39)	4,196,350.93	3,631,606.94
30251YAB4	6,357,372.84	-	6,357,372.84	6,245,225.03	(112,147.81)	6,245,225.03	5,452,636.22
32051DV33	137,807.13	-	137,807.13	137,159.30	(647.83)	137,159.30	133,197.33
32053LAA0	154,571.30	-	154,571.30	145,156.35	(9,414.95)	145,156.35	140,283.47
32113JAA3	535,759.12	-	535,759.12	531,717.71	(4,041.41)	531,717.71	372,539.44
36185NXT2	156,720.67	-	156,720.67	66,042.17	(90,678.50)	66,042.17	286,175.91
36242DBJ1	827,700.02	-	827,700.02	826,427.41	(1,272.61)	826,427.41	791,983.59
39538RBB4	9,235,052.70	-	9,235,052.70	9,161,868.90	(73,183.80)	9,161,868.90	6,512,187.42
39538WFH6	7,446,871.83	-	7,446,871.83	7,388,250.67	(58,621.16)	7,388,250.67	5,212,964.28
39538WHF8	21,165,329.45	-	21,165,329.45	20,819,111.57	(346,217.88)	20,819,111.57	14,494,086.18
41161PHC0	5,663,138.76	-	5,663,138.76	5,571,887.86	(91,250.90)	5,571,887.86	4,657,833.18
41161PHU0	5,574,767.28	-	5,574,767.28	5,545,485.20	(29,282.08)	5,545,485.20	4,933,438.31
41161PKH5	358,341.70	-	358,341.70	350,459.48	(7,882.22)	350,459.48	279,909.18
41161PLR2	8,744,109.73	-	8,744,109.73	8,623,527.46	(120,582.27)	8,623,527.46	7,001,090.12
41161PMG5	10,907,650.36	-	10,907,650.36	10,675,036.33	(232,614.03)	10,675,036.33	8,384,590.26
41161PQU0	9,626,881.95	-	9,626,881.95	9,511,928.93	(114,953.02)	9,511,928.93	7,153,603.90
41161PTN3	1,567,226.31	-	1,567,226.31	1,530,481.28	(36,745.03)	1,530,481.28	1,227,098.07
41161PWB5	4,792,597.54	-	4,792,597.54	4,742,660.23	(49,937.31)	4,742,660.23	3,425,757.56
41164LAB5	9,025,230.86	-	9,025,230.86	8,802,389.69	(222,841.17)	8,802,389.69	6,136,334.93
41164YAB7	8,783,262.95	-	8,783,262.95	8,626,488.00	(156,774.95)	8,626,488.00	6,415,095.86
43739EAP2	14,784,174.76	-	14,784,174.76	14,453,507.95	(330,666.81)	14,453,507.95	12,736,364.43
43739EBS5	6,644,926.54	-	6,644,926.54	6,613,195.04	(31,731.50)	6,613,195.04	5,994,185.62

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
45071KDD3	$874,479.83	$-	$874,479.83	$843,040.88	$(31,438.95)	$843,040.88	$591,187.65
45254NFY8	1,038,063.72	-	1,038,063.72	963,823.44	(74,240.28)	963,823.44	905,686.67
45254NJG3	983,177.00	-	983,177.00	929,554.25	(53,622.75)	929,554.25	859,472.92
45254NJV0	792,655.77	-	792,655.77	780,003.42	(12,652.35)	780,003.42	687,882.12
45254NKF3	3,837,676.15	-	3,837,676.15	3,683,101.32	(154,574.83)	3,683,101.32	3,959,710.64
45254NKX4	4,478,860.96	-	4,478,860.96	4,422,738.27	(56,122.69)	4,422,738.27	4,098,551.43
45254NMB0	835,811.04	-	835,811.04	829,894.54	(5,916.50)	829,894.54	827,244.85
45254NML8	1,226,716.58	-	1,226,716.58	1,135,591.92	(91,124.66)	1,135,591.92	916,733.12
45254NNP8	9,764,362.25	-	9,764,362.25	9,679,352.19	(85,010.06)	9,679,352.19	8,050,803.25
45254NPA9	11,273,438.09	-	11,273,438.09	10,257,202.67	(1,016,235.42)	10,257,202.67	9,774,878.07
45254NPU5	3,954,742.03	-	3,954,742.03	3,563,809.02	(390,933.01)	3,563,809.02	3,138,432.38
45254TRX4	225,155.56	-	225,155.56	220,114.37	(5,041.19)	220,114.37	196,421.77
45254TSM7	2,772,862.81	-	2,772,862.81	2,753,083.50	(19,779.31)	2,753,083.50	1,949,032.94
45254TTM6	9,152,610.15	-	9,152,610.15	8,265,168.78	(887,441.37)	8,265,168.78	7,210,716.01
452570AA2	39,357.38	-	39,357.38	38,813.03	(544.35)	38,813.03	35,080.60
45257EAA2	3,341,322.24	-	3,341,322.24	2,836,462.90	(504,859.34)	2,836,462.90	2,332,857.39
45660LW96	1,942,016.41	-	1,942,016.41	1,904,763.48	(37,252.93)	1,904,763.48	1,435,169.74
45660N5H4	4,351,507.28	-	4,351,507.28	4,338,621.20	(12,886.08)	4,338,621.20	3,923,989.16
45660NQ24	1,233,486.45	-	1,233,486.45	1,230,642.09	(2,844.36)	1,230,642.09	1,232,617.90
45660NRB3	487,414.55	-	487,414.55	399,280.68	(88,133.87)	399,280.68	490,283.19
45660NT96	1,816,063.88	-	1,816,063.88	1,806,256.24	(9,807.64)	1,806,256.24	1,859,981.54
466247XE8	4,650,188.72	-	4,650,188.72	4,635,482.74	(14,705.98)	4,635,482.74	3,697,655.40
525221CD7	112,779.85	-	112,779.85	98,101.84	(14,678.01)	98,101.84	61,836.12
525221GM3	2,458,888.85	-	2,458,888.85	2,445,388.33	(13,500.52)	2,445,388.33	1,644,620.54
525221HA8	17,763,846.44	-	17,763,846.44	17,620,557.18	(143,289.26)	17,620,557.18	11,871,568.03
525226AL0	1,099,219.42	-	1,099,219.42	1,039,327.33	(59,892.09)	1,039,327.33	339,620.60
52524VAG4	9,458,735.80	-	9,458,735.80	9,212,714.22	(246,021.58)	9,212,714.22	7,479,285.60
52524YAF0	8,272,104.47	-	8,272,104.47	8,222,548.65	(49,555.82)	8,222,548.65	6,109,440.99
550279AA1	3,665,435.80	-	3,665,435.80	3,655,115.00	(10,320.80)	3,655,115.00	2,954,176.05
55027AAR1	8,352,542.50	-	8,352,542.50	8,109,980.95	(242,561.55)	8,109,980.95	5,760,436.41
55027AAU4	4,369,031.87	-	4,369,031.87	3,986,137.45	(382,894.42)	3,986,137.45	3,030,630.32
55027BAA6	11,515,914.05	-	11,515,914.05	11,172,053.06	(343,860.99)	11,172,053.06	8,356,553.71
55274SAM3	790,404.35	-	790,404.35	778,317.32	(12,087.03)	778,317.32	723,886.32
576433H33	290,906.36	-	290,906.36	290,091.39	(814.97)	290,091.39	216,527.20
576433RU2	1,412,948.79	-	1,412,948.79	1,351,921.38	(61,027.41)	1,351,921.38	871,870.50
576433SE7	1,387,862.96	-	1,387,862.96	1,362,484.32	(25,378.64)	1,362,484.32	841,751.20
576433YN0	1,020,587.11	-	1,020,587.11	995,392.32	(25,194.79)	995,392.32	869,933.44
589929X29	3,745,698.79	-	3,745,698.79	3,656,057.80	(89,640.99)	3,656,057.80	3,200,240.15
59020UAA3	107,389.64	-	107,389.64	106,562.02	(827.62)	106,562.02	116,170.81
59020UAC9	772,552.78	-	772,552.78	761,004.07	(11,548.71)	761,004.07	767,074.36
61748HAA9	5,844.66	-	5,844.66	5,039.15	(805.51)	5,039.15	5,599.85
61753KAB2	152,329.44	-	152,329.44	124,750.96	(27,578.48)	124,750.96	104,558.71
61757MAB4	2,336,961.40	-	2,336,961.40	2,140,988.87	(195,972.53)	2,140,988.87	1,851,385.13
61913PAA0	10,298,141.38	-	10,298,141.38	10,255,708.63	(42,432.75)	10,255,708.63	9,957,202.81
61915RBB1	5,610,065.10	-	5,610,065.10	5,511,448.64	(98,616.46)	5,511,448.64	4,215,508.59
61915RBZ8	590,852.12	-	590,852.12	573,216.15	(17,635.97)	573,216.15	470,172.19
638728AC9	1,873,987.12	-	1,873,987.12	1,834,131.37	(39,855.75)	1,834,131.37	1,285,552.89
65535VRK6	431,601.40	-	431,601.40	426,845.72	(4,755.68)	426,845.72	394,222.23
65535VUS5	1,552,289.89	-	1,552,289.89	1,507,833.50	(44,456.39)	1,507,833.50	875,125.42
65538DAA3	1,895,934.08	-	1,895,934.08	1,864,821.48	(31,112.60)	1,864,821.48	1,394,262.04
68383NCA9	17,471,873.47	-	17,471,873.47	17,083,180.00	(388,693.47)	17,083,180.00	15,924,424.42
68383NCD3	2,742,202.29	-	2,742,202.29	2,666,657.17	(75,545.12)	2,666,657.17	2,107,503.00
68383NCU5	6,535,346.78	-	6,535,346.78	6,366,445.92	(168,900.86)	6,366,445.92	5,584,860.65

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
68383NDT7	$6,770,195.33	$-	$6,770,195.33	$6,684,267.20	$(85,928.13)	$6,684,267.20	$4,864,335.27
73316PJD3	17,233.44	-	17,233.44	15,938.56	(1,294.88)	15,938.56	15,075.41
74922AAA5	11,432,085.57	-	11,432,085.57	10,848,563.47	(583,522.10)	10,848,563.47	7,368,263.94
74922MAB7	8,041,255.68	-	8,041,255.68	7,503,169.16	(538,086.52)	7,503,169.16	5,646,779.29
74922MAC5	1,058,860.00	-	1,058,860.00	963,194.41	(95,665.59)	963,194.41	779,705.04
75114GAC3	15,472,732.82	-	15,472,732.82	14,796,192.74	(676,540.08)	14,796,192.74	10,310,046.31
75114HAD9	14,374,500.19	-	14,374,500.19	14,088,504.92	(285,995.27)	14,088,504.92	10,413,693.52
75114HAK3	4,575,978.98	-	4,575,978.98	4,163,435.41	(412,543.57)	4,163,435.41	1,968,950.36
760985U33	476,529.29	-	476,529.29	459,999.24	(16,530.05)	459,999.24	470,925.07
76110GE23	4,486,264.08	-	4,486,264.08	4,479,609.63	(6,654.45)	4,479,609.63	3,740,468.32
76110GUG4	1,202,269.60	-	1,202,269.60	1,199,172.45	(3,097.15)	1,199,172.45	1,144,874.11
761118FM5	8,570,697.93	-	8,570,697.93	8,493,487.10	(77,210.83)	8,493,487.10	8,323,336.48
761118KU1	5,554,419.45	-	5,554,419.45	5,142,391.57	(412,027.88)	5,142,391.57	3,979,797.32
761118NN4	7,620,104.69	-	7,620,104.69	7,481,830.28	(138,274.41)	7,481,830.28	5,699,451.77
761118RJ9	300,705.39	-	300,705.39	284,520.47	(16,184.92)	284,520.47	192,710.00
761118RM2	15,196,836.86	-	15,196,836.86	13,522,622.17	(1,674,214.69)	13,522,622.17	9,724,611.07
76112HAE7	32,009.23	-	32,009.23	30,576.03	(1,433.20)	30,576.03	31,895.47
805564RM5	2,970,387.09	-	2,970,387.09	2,854,917.47	(115,469.62)	2,854,917.47	2,725,749.61
81744FDK0	2,004,694.46	-	2,004,694.46	2,003,446.91	(1,247.55)	2,003,446.91	1,860,889.88
83613GAA7	2,088,852.82	-	2,088,852.82	2,038,594.80	(50,258.02)	2,038,594.80	1,826,699.24
86358RQ83	132,075.82	-	132,075.82	129,709.23	(2,366.59)	129,709.23	111,037.92
86359ADN0	300,845.68	-	300,845.68	232,528.71	(68,316.97)	232,528.71	173,751.34
86359BLB5	1,121,595.85	-	1,121,595.85	1,117,683.98	(3,911.87)	1,117,683.98	1,107,138.61
86359DDB0	1,502,493.10	-	1,502,493.10	1,465,861.87	(36,631.23)	1,465,861.87	1,218,072.63
86359DUL9	145,728.32	-	145,728.32	144,723.46	(1,004.86)	144,723.46	117,995.06
86359DUR6	13,912,545.28	-	13,912,545.28	13,743,927.98	(168,617.30)	13,743,927.98	11,206,756.34
86359LRW1	16,864,738.99	-	16,864,738.99	16,620,981.75	(243,757.24)	16,620,981.75	11,969,985.87
86359LSM2	1,125,578.49	-	1,125,578.49	1,099,624.38	(25,954.11)	1,099,624.38	826,429.54
86360JAA9	9,723,060.72	-	9,723,060.72	9,633,736.86	(89,323.86)	9,633,736.86	5,413,180.90
86360JAE1	7,325,252.91	-	7,325,252.91	7,105,955.59	(219,297.32)	7,105,955.59	4,510,390.49
86360KAF5	27,686,477.95	-	27,686,477.95	27,172,487.39	(513,990.56)	27,172,487.39	17,521,325.65
86360UAF3	3,300,100.97	-	3,300,100.97	3,246,625.82	(53,475.15)	3,246,625.82	2,378,138.65
86361HAA2	10,247,229.88	-	10,247,229.88	10,059,760.37	(187,469.51)	10,059,760.37	6,991,868.52
88157QAL2	687,666.55	-	687,666.55	641,362.90	(46,303.65)	641,362.90	1,251,357.07
885220FS7	5,964,125.86	-	5,964,125.86	5,887,292.28	(76,833.58)	5,887,292.28	5,696,732.83
92922F4M7	3,928,525.13	-	3,928,525.13	3,902,560.52	(25,964.61)	3,902,560.52	3,207,898.95
92922F5T1	6,601,125.32	-	6,601,125.32	6,532,188.39	(68,936.93)	6,532,188.39	5,368,328.70
92922F7Q5	7,833,706.21	-	7,833,706.21	7,796,889.46	(36,816.75)	7,796,889.46	6,591,798.09
92922FB72	1,086,772.77	-	1,086,772.77	1,075,566.77	(11,206.00)	1,075,566.77	920,347.74
92922FJ25	5,684,105.78	-	5,684,105.78	5,663,043.97	(21,061.81)	5,663,043.97	4,491,666.49
92922FWU8	3,212,069.20	-	3,212,069.20	3,192,161.08	(19,908.12)	3,192,161.08	3,079,304.16
92925CBB7	3,785,595.84	-	3,785,595.84	3,756,988.02	(28,607.82)	3,756,988.02	3,090,173.97
92977YAY7	2,076,178.98	-	2,076,178.98	1,704,441.01	(371,737.97)	1,704,441.01	264,420.01
9393365V1	1,406,019.24	-	1,406,019.24	1,388,720.27	(17,298.97)	1,388,720.27	1,194,171.17
94983YAQ2	3,193,194.30	-	3,193,194.30	3,131,994.05	(61,200.25)	3,131,994.05	2,947,135.10
94984DAB0	1,021,683.54	-	1,021,683.54	833,533.42	(188,150.12)	833,533.42	976,287.99
Totals	$912,025,936.52	$-	$912,025,936.52	$890,494,220.76	$(21,531,715.76)	$890,494,220.76	$708,872,106.49

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed securities for the three months ended March 31, 2012:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
004421TD5	$1,541,478.78	$-	$1,541,478.78	$1,410,937.96	$(130,540.82)	$1,410,937.96	$1,160,727.00
00442KAD3	2,395,326.62	-	2,395,326.62	2,395,101.25	(225.37)	2,395,101.25	1,521,724.23
02146QAB9	10,895,719.62	-	10,895,719.62	10,673,040.59	(222,679.03)	10,673,040.59	8,244,490.82
02146TAQ0	15,999,669.17	-	15,999,669.17	15,309,628.19	(690,040.98)	15,309,628.19	14,282,052.69
02147CAA1	4,886,961.13	-	4,886,961.13	4,786,262.94	(100,698.19)	4,786,262.94	4,301,092.71
02147DAB7	9,135,556.28	-	9,135,556.28	9,088,651.47	(46,904.81)	9,088,651.47	7,239,389.63
02660TBF9	327,103.62	-	327,103.62	285,583.53	(41,520.09)	285,583.53	1,778,116.87
02660TGN7	7,100,084.55	-	7,100,084.55	6,860,765.65	(239,318.90)	6,860,765.65	5,132,213.37
02660TGS6	6,093,795.49	-	6,093,795.49	5,839,316.48	(254,479.01)	5,839,316.48	4,314,368.41
02660TJB0	18,399,042.67	-	18,399,042.67	17,476,293.71	(922,748.96)	17,476,293.71	13,651,610.59
02660WAC0	13,883,025.83	-	13,883,025.83	13,581,227.11	(301,798.72)	13,581,227.11	10,161,104.14
02660XAD6	9,456,288.55	-	9,456,288.55	9,329,482.89	(126,805.66)	9,329,482.89	8,125,864.94
026929AA7	7,552,542.66	-	7,552,542.66	7,387,317.62	(165,225.04)	7,387,317.62	7,478,417.01
026929AD1	6,939,928.90	-	6,939,928.90	6,722,318.74	(217,610.16)	6,722,318.74	4,774,911.41
03072SPD1	319,295.58	-	319,295.58	298,291.97	(21,003.61)	298,291.97	235,286.54
040104QN4	2,426,705.81	-	2,426,705.81	2,331,964.02	(94,741.79)	2,331,964.02	1,807,560.64
040104RV5	1,727,754.49	-	1,727,754.49	1,691,200.14	(36,554.35)	1,691,200.14	1,474,364.84
055294AA0	2,486,190.72	-	2,486,190.72	2,338,711.82	(147,478.90)	2,338,711.82	2,131,805.20
05946XYP2	814,454.58	-	814,454.58	801,728.32	(12,726.26)	801,728.32	623,560.88
05948JAA0	258,465.04	-	258,465.04	252,159.50	(6,305.54)	252,159.50	235,148.74
05949ALH1	1,739,997.75	-	1,739,997.75	1,711,220.52	(28,777.23)	1,711,220.52	1,685,675.46
06652DAA7	5,308,816.43	-	5,308,816.43	4,942,102.09	(366,714.34)	4,942,102.09	3,588,766.66
07325YAB4	2,314,376.08	-	2,314,376.08	2,140,832.06	(173,544.02)	2,140,832.06	974,417.28
07384MS60	853,025.55	-	853,025.55	831,445.04	(21,580.51)	831,445.04	869,013.36
07384MW40	93,855.24	-	93,855.24	90,225.37	(3,629.87)	90,225.37	87,226.52
07384YCD6	4,712,263.70	-	4,712,263.70	4,700,372.07	(11,891.63)	4,700,372.07	4,622,443.03
073854AB7	11,646,801.16	-	11,646,801.16	11,090,325.43	(556,475.73)	11,090,325.43	8,251,368.05
07386HKS9	365,230.85	-	365,230.85	356,757.26	(8,473.59)	356,757.26	284,341.97
07386HSP7	5,001,191.32	-	5,001,191.32	4,814,088.09	(187,103.23)	4,814,088.09	3,538,709.24
073879PA0	1,325,589.72	-	1,325,589.72	1,070,146.74	(255,442.98)	1,070,146.74	1,192,698.90
073879Z92	8,269,046.89	-	8,269,046.89	7,304,182.97	(964,863.92)	7,304,182.97	4,642,737.08
07400XAB4	2,493,410.68	-	2,493,410.68	2,219,747.35	(273,663.33)	2,219,747.35	1,736,454.28
07401LAA1	10,985,395.03	-	10,985,395.03	10,748,110.46	(237,284.57)	10,748,110.46	8,005,394.60
07820QAY1	10,959,891.90	-	10,959,891.90	10,746,714.17	(213,177.73)	10,746,714.17	8,482,106.39
078446AB7	90,796.00	-	90,796.00	87,400.00	(3,396.00)	87,400.00	79,000.00
12489WQE7	1,401,150.00	-	1,401,150.00	1,280,293.44	(120,856.56)	1,280,293.44	1,069,498.20
1248MGAJ3	60,091.11	-	60,091.11	59,425.51	(665.60)	59,425.51	38,234.58
1248RHAD9	4,325,510.23	-	4,325,510.23	4,134,659.67	(190,850.56)	4,134,659.67	2,774,406.69
126670KN7	1,600,602.33	-	1,600,602.33	1,575,180.03	(25,422.30)	1,575,180.03	1,063,851.00
12667GME0	13,713,436.77	-	13,713,436.77	13,278,268.12	(435,168.65)	13,278,268.12	9,721,775.02
12667GS20	10,264,427.49	-	10,264,427.49	9,940,807.95	(323,619.54)	9,940,807.95	7,946,417.99
12667GWF6	5,429,128.20	-	5,429,128.20	5,252,471.01	(176,657.19)	5,252,471.01	4,487,864.92
12668ACZ6	2,886,654.48	-	2,886,654.48	2,793,497.18	(93,157.30)	2,793,497.18	2,183,933.81
12668AEV3	9,203,882.37	-	9,203,882.37	9,081,174.15	(122,708.22)	9,081,174.15	7,186,527.46
12668BB77	18,649,318.82	-	18,649,318.82	18,132,784.56	(516,534.26)	18,132,784.56	14,394,804.84
12668BDC4	3,983,835.93	-	3,983,835.93	3,891,591.79	(92,244.14)	3,891,591.79	3,609,084.51
12668BE33	11,642,199.60	-	11,642,199.60	11,317,250.91	(324,948.69)	11,317,250.91	8,736,563.82
126694N46	262,895.68	-	262,895.68	252,818.21	(10,077.47)	252,818.21	190,328.98
12669FW82	902,300.53	-	902,300.53	895,243.26	(7,057.27)	895,243.26	706,675.89
12669FXR9	388,655.33	-	388,655.33	380,989.81	(7,665.52)	380,989.81	320,831.24

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12669GKH3	$10,051,971.22	$-	$10,051,971.22	$10,021,811.07	$(30,160.15)	$10,021,811.07	$8,503,256.03
12669GTV3	272,122.68	-	272,122.68	271,005.37	(1,117.31)	271,005.37	228,275.79
14453MAB0	7,217,252.91	-	7,217,252.91	6,889,100.18	(328,152.73)	6,889,100.18	5,158,938.30
14454AAB5	2,207,453.83	-	2,207,453.83	2,117,514.50	(89,939.33)	2,117,514.50	1,279,345.96
22540VG71	140,062.06	-	140,062.06	139,978.41	(83.65)	139,978.41	139,073.65
22541SXR4	1,709,465.06	-	1,709,465.06	1,492,820.18	(216,644.88)	1,492,820.18	1,299,062.20
22943HAD8	7,131,103.11	-	7,131,103.11	6,646,084.16	(485,018.95)	6,646,084.16	3,357,660.00
23243AAD8	805,944.91	-	805,944.91	797,018.74	(8,926.17)	797,018.74	597,992.38
23245QAA7	1,727,753.59	-	1,727,753.59	1,718,025.90	(9,727.69)	1,718,025.90	1,363,739.28
23321P6A1	6,609,224.73	-	6,609,224.73	6,562,473.22	(46,751.51)	6,562,473.22	6,500,654.87
23332UAC8	3,551,216.74	-	3,551,216.74	3,514,316.65	(36,900.09)	3,514,316.65	3,555,674.27
23332UAR5	7,518,876.78	-	7,518,876.78	7,360,807.33	(158,069.45)	7,360,807.33	6,455,329.52
23332UBG8	4,994,451.88	-	4,994,451.88	4,968,649.39	(25,802.49)	4,968,649.39	4,227,393.48
23332UBV5	4,517,713.70	-	4,517,713.70	4,358,310.64	(159,403.06)	4,358,310.64	3,376,201.08
23332UCM4	456,025.18	-	456,025.18	445,483.07	(10,542.11)	445,483.07	338,358.68
23332UDU5	16,243,411.86	-	16,243,411.86	15,734,742.43	(508,669.43)	15,734,742.43	11,971,159.92
23332UFV1	1,191,062.65	-	1,191,062.65	1,149,655.16	(41,407.49)	1,149,655.16	845,614.59
251508AB3	5,676,835.00	-	5,676,835.00	5,357,184.11	(319,650.89)	5,357,184.11	4,158,512.34
251510EH2	27,638,378.13	-	27,638,378.13	27,269,765.52	(368,612.61)	27,269,765.52	27,195,308.59
251510FB4	4,820,200.29	-	4,820,200.29	4,332,693.35	(487,506.94)	4,332,693.35	3,832,205.46
251510NC3	11,965,587.73	-	11,965,587.73	11,776,591.76	(188,995.97)	11,776,591.76	4,585,849.60
32051DV33	403,355.79	-	403,355.79	394,502.16	(8,853.63)	394,502.16	367,733.88
32113JAA3	569,877.88	-	569,877.88	543,309.23	(26,568.65)	543,309.23	376,905.09
32113JBV6	230,051.25	-	230,051.25	176,397.60	(53,653.65)	176,397.60	192,129.00
36185NXT2	268,325.56	-	268,325.56	175,621.66	(92,703.90)	175,621.66	316,221.25
36228F5R3	976,815.96	-	976,815.96	958,484.96	(18,331.00)	958,484.96	807,194.73
36242DBJ1	1,961,689.07	-	1,961,689.07	1,856,689.57	(104,999.50)	1,856,689.57	1,861,498.54
39538RAB5	8,616,986.44	-	8,616,986.44	8,367,596.90	(249,389.54)	8,367,596.90	5,860,543.99
39538RBB4	9,413,913.44	-	9,413,913.44	9,410,984.13	(2,929.31)	9,410,984.13	6,930,842.27
39538WFH6	7,948,985.62	-	7,948,985.62	7,620,162.49	(328,823.13)	7,620,162.49	5,523,915.91
39538WHF8	22,086,753.69	-	22,086,753.69	21,593,651.97	(493,101.72)	21,593,651.97	16,675,698.58
39539GAA0	3,397,104.29	-	3,397,104.29	3,319,866.07	(77,238.22)	3,319,866.07	2,696,913.28
41161PFR9	972,453.93	-	972,453.93	931,971.37	(40,482.56)	931,971.37	869,475.99
41161PHC0	5,976,410.27	-	5,976,410.27	5,859,090.03	(117,320.24)	5,859,090.03	4,998,700.00
41161PKH5	376,603.13	-	376,603.13	370,387.02	(6,216.11)	370,387.02	302,895.91
41161PLR2	9,107,824.64	-	9,107,824.64	9,083,332.79	(24,491.85)	9,083,332.79	7,557,536.03
41161PMG5	11,392,890.83	-	11,392,890.83	11,373,456.98	(19,433.85)	11,373,456.98	8,933,479.26
41161PQU0	9,998,662.15	-	9,998,662.15	9,942,331.46	(56,330.69)	9,942,331.46	7,486,266.01
41161PSK0	3,759,700.11	-	3,759,700.11	3,732,298.23	(27,401.88)	3,732,298.23	2,711,746.87
41161PTN3	1,640,764.05	-	1,640,764.05	1,626,995.41	(13,768.64)	1,626,995.41	1,279,567.67
41161PWB5	5,125,239.88	-	5,125,239.88	5,024,830.39	(100,409.49)	5,024,830.39	3,784,557.48
41161PXH1	605,264.81	-	605,264.81	583,450.59	(21,814.22)	583,450.59	473,512.09
41164LAB5	9,914,403.89	-	9,914,403.89	9,413,003.05	(501,400.84)	9,413,003.05	6,728,155.04
41164YAB7	9,426,071.83	-	9,426,071.83	9,029,263.32	(396,808.51)	9,029,263.32	6,937,074.58
43739EAP2	15,892,294.60	-	15,892,294.60	15,100,129.23	(792,165.37)	15,100,129.23	12,762,626.54
43739EBJ5	7,433,454.10	-	7,433,454.10	7,330,446.41	(103,007.69)	7,330,446.41	5,734,397.77
43739EBS5	7,074,976.18	-	7,074,976.18	6,782,747.49	(292,228.69)	6,782,747.49	6,161,117.75
45071KDD3	967,257.51	-	967,257.51	931,207.00	(36,050.51)	931,207.00	638,192.15
45254NHV2	205,981.14	-	205,981.14	168,142.66	(37,838.48)	168,142.66	192,398.26
45254NJG3	1,033,154.31	-	1,033,154.31	1,032,534.21	(620.10)	1,032,534.21	905,041.20
45254NJV0	826,667.71	-	826,667.71	801,434.34	(25,233.37)	801,434.34	683,358.39
45254NKF3	3,980,458.00	-	3,980,458.00	3,906,155.45	(74,302.55)	3,906,155.45	3,871,195.69
45254NKX4	4,687,527.42	-	4,687,527.42	4,628,756.97	(58,770.45)	4,628,756.97	3,703,600.29

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
45254NMB0	$916,309.19	$-	$916,309.19	$868,450.30	$(47,858.89)	$868,450.30	$872,999.52
45254NML8	1,273,472.38	-	1,273,472.38	1,247,172.27	(26,300.11)	1,247,172.27	951,222.56
45254NNP8	10,457,506.80	-	10,457,506.80	10,003,436.90	(454,069.90)	10,003,436.90	8,298,478.07
45254NPA9	12,211,454.46	-	12,211,454.46	11,543,544.98	(667,909.48)	11,543,544.98	11,250,393.17
45254NPU5	4,227,084.10	-	4,227,084.10	4,042,808.91	(184,275.19)	4,042,808.91	3,271,167.96
45254TRX4	256,661.45	-	256,661.45	226,757.04	(29,904.41)	226,757.04	215,201.93
45254TSM7	3,025,186.92	-	3,025,186.92	2,841,491.66	(183,695.26)	2,841,491.66	1,928,676.55
452570AA2	41,144.59	-	41,144.59	40,265.04	(879.55)	40,265.04	35,536.27
45257EAA2	3,506,726.63	-	3,506,726.63	3,413,984.55	(92,742.08)	3,413,984.55	2,346,939.42
45660LKW8	20,789,538.85	-	20,789,538.85	20,155,606.62	(633,932.23)	20,155,606.62	15,031,011.94
45660LW96	2,244,719.45	-	2,244,719.45	2,015,936.25	(228,783.20)	2,015,936.25	1,477,893.44
45660LYW3	2,999,030.11	-	2,999,030.11	2,812,862.16	(186,167.95)	2,812,862.16	2,310,276.26
45660N2Y0	995,830.45	-	995,830.45	992,315.54	(3,514.91)	992,315.54	887,542.22
45660N3S2	3,478,437.00	-	3,478,437.00	3,346,920.38	(131,516.62)	3,346,920.38	3,261,927.28
45660N5H4	4,498,604.93	-	4,498,604.93	4,430,000.78	(68,604.15)	4,430,000.78	4,090,846.53
45660NQ24	1,596,170.10	-	1,596,170.10	1,567,652.65	(28,517.45)	1,567,652.65	1,589,921.57
45660NS30	1,878,549.93	-	1,878,549.93	1,823,002.14	(55,547.79)	1,823,002.14	1,428,750.38
466247UG6	1,858,571.15	-	1,858,571.15	1,853,523.72	(5,047.43)	1,853,523.72	1,638,667.84
466247XE8	5,098,878.46	-	5,098,878.46	4,756,829.28	(342,049.18)	4,756,829.28	3,549,572.14
46627MBQ9	9,966,973.52	-	9,966,973.52	9,858,645.79	(108,327.73)	9,858,645.79	7,378,229.89
525221AJ6	2,175,068.95	-	2,175,068.95	2,033,565.98	(141,502.97)	2,033,565.98	1,560,091.15
525221CD7	152,043.25	-	152,043.25	112,050.22	(39,993.03)	112,050.22	66,257.01
525221GB7	19,174.30	-	19,174.30	17,247.88	(1,926.42)	17,247.88	19,075.91
525221GM3	2,560,679.09	-	2,560,679.09	2,537,042.98	(23,636.11)	2,537,042.98	1,798,653.12
525221HA8	18,888,675.30	-	18,888,675.30	18,481,380.29	(407,295.01)	18,481,380.29	12,508,092.40
525226AL0	229,264.31	-	229,264.31	220,591.66	(8,672.65)	220,591.66	96,896.74
52524VAG4	10,574,372.31	-	10,574,372.31	9,921,557.84	(652,814.47)	9,921,557.84	7,061,491.50
52524YAF0	9,034,562.30	-	9,034,562.30	8,596,206.31	(438,355.99)	8,596,206.31	7,300,750.22
55027AAR1	8,813,938.63	-	8,813,938.63	8,630,175.37	(183,763.26)	8,630,175.37	5,914,032.92
55027AAU4	4,526,246.37	-	4,526,246.37	4,517,419.63	(8,826.74)	4,517,419.63	2,780,462.78
55027BAA6	12,285,298.71	-	12,285,298.71	11,784,476.39	(500,822.32)	11,784,476.39	8,040,677.77
55274SAM3	853,764.61	-	853,764.61	809,021.39	(44,743.22)	809,021.39	758,739.12
576433RU2	1,589,222.62	-	1,589,222.62	1,413,288.62	(175,934.00)	1,413,288.62	901,456.80
576433SE7	1,473,558.55	-	1,473,558.55	1,384,619.97	(88,938.58)	1,384,619.97	927,185.40
576433YN0	1,095,009.66	-	1,095,009.66	1,027,252.02	(67,757.64)	1,027,252.02	855,517.53
576438AA3	2,772,874.50	-	2,772,874.50	2,735,452.93	(37,421.57)	2,735,452.93	2,386,350.79
589929E87	717,942.89	-	717,942.89	286,243.10	(431,699.79)	286,243.10	630,250.68
589929N38	1,243,884.27	-	1,243,884.27	1,241,259.14	(2,625.13)	1,241,259.14	1,231,075.05
59020UAC9	816,907.77	-	816,907.77	805,228.23	(11,679.54)	805,228.23	805,277.49
59020UGT6	545,474.33	-	545,474.33	535,964.36	(9,509.97)	535,964.36	517,393.38
59020UQ57	3,310,924.04	-	3,310,924.04	3,189,539.48	(121,384.56)	3,189,539.48	1,971,499.60
59020UUJ2	3,289,666.68	-	3,289,666.68	3,169,216.78	(120,449.90)	3,169,216.78	3,200,045.49
61757MAB4	2,382,559.50	-	2,382,559.50	2,340,336.74	(42,222.76)	2,340,336.74	1,858,918.62
61913PAA0	10,651,097.34	-	10,651,097.34	10,464,364.59	(186,732.75)	10,464,364.59	9,767,517.80
61915RBB1	6,023,633.04	-	6,023,633.04	5,754,605.39	(269,027.65)	5,754,605.39	4,336,296.24
61915RBZ8	669,139.99	-	669,139.99	604,831.35	(64,308.64)	604,831.35	465,167.50
63543VAJ2	40,000.00	-	40,000.00	-	(40,000.00)	-	2,005.00
63543WAH4	20,000.00	-	20,000.00	-	(20,000.00)	-	1,002.50
638728AC9	2,055,699.50	-	2,055,699.50	1,922,163.98	(133,535.52)	1,922,163.98	1,291,147.13
64352VEG2	41,229.63	-	41,229.63	39,516.51	(1,713.12)	39,516.51	35,085.80
65535VRK6	1,336,850.21	-	1,336,850.21	1,227,362.11	(109,488.10)	1,227,362.11	1,178,719.24
65535VUS5	1,912,441.58	-	1,912,441.58	1,592,624.47	(319,817.11)	1,592,624.47	1,115,885.50
65538DAA3	2,022,754.61	-	2,022,754.61	1,972,489.60	(50,265.01)	1,972,489.60	1,485,269.84

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
66987XBV6	$15,740.65	$-	$15,740.65	$15,644.39	$(96.26)	$15,644.39	$11,266.45
68383NCA9	19,214,216.01	-	19,214,216.01	17,941,351.23	(1,272,864.78)	17,941,351.23	17,175,513.76
68383NCD3	2,836,373.23	-	2,836,373.23	2,733,782.64	(102,590.59)	2,733,782.64	2,211,048.00
68383NCU5	7,029,914.99	-	7,029,914.99	6,727,429.14	(302,485.85)	6,727,429.14	5,826,571.86
68383NDT7	7,181,520.77	-	7,181,520.77	6,898,726.69	(282,794.08)	6,898,726.69	5,018,062.33
69121PDX8	617,481.80	-	617,481.80	604,683.33	(12,798.47)	604,683.33	542,775.54
73316PJD3	18,605.09	-	18,605.09	17,713.45	(891.64)	17,713.45	16,406.54
74922AAA5	12,679,252.17	-	12,679,252.17	11,642,687.30	(1,036,564.87)	11,642,687.30	5,911,267.00
75114GAC3	16,312,860.13	-	16,312,860.13	16,016,842.11	(296,018.02)	16,016,842.11	10,955,918.68
75114HAK3	5,022,189.36	-	5,022,189.36	4,507,828.16	(514,361.20)	4,507,828.16	2,242,032.56
75114NAA2	7,298,612.09	-	7,298,612.09	7,003,759.73	(294,852.36)	7,003,759.73	6,899,627.44
75114NAB0	2,563,455.57	-	2,563,455.57	2,483,185.89	(80,269.68)	2,483,185.89	2,117,197.82
760985U33	509,676.94	-	509,676.94	475,747.93	(33,929.01)	475,747.93	407,806.95
76110GG62	4,708,994.47	-	4,708,994.47	4,705,536.74	(3,457.73)	4,705,536.74	4,598,768.84
76110GUG4	1,356,218.47	-	1,356,218.47	1,266,983.64	(89,234.83)	1,266,983.64	1,197,582.26
76110GV40	2,587,840.16	-	2,587,840.16	2,564,988.57	(22,851.59)	2,564,988.57	2,587,416.43
76110GYL9	1,197,953.08	-	1,197,953.08	1,181,061.50	(16,891.58)	1,181,061.50	1,150,080.59
76110GZQ7	6,274,801.03	-	6,274,801.03	6,267,825.64	(6,975.39)	6,267,825.64	5,694,009.32
761118FM5	8,786,770.05	-	8,786,770.05	8,718,432.40	(68,337.65)	8,718,432.40	8,459,257.98
761118KU1	5,709,061.61	-	5,709,061.61	5,677,289.27	(31,772.34)	5,677,289.27	4,403,418.36
761118RJ9	335,180.00	-	335,180.00	306,423.01	(28,756.99)	306,423.01	212,662.32
761118WP9	9,538,195.82	-	9,538,195.82	9,269,846.80	(268,349.02)	9,269,846.80	7,311,817.19
79548KXQ6	954,928.14	-	954,928.14	954,084.99	(843.15)	954,084.99	853,419.59
81744FDK0	2,092,138.64	-	2,092,138.64	2,042,181.46	(49,957.18)	2,042,181.46	1,878,537.33
84752CAE7	922,128.17	-	922,128.17	864,026.06	(58,102.11)	864,026.06	532,194.00
863579YR3	5,800,122.84	-	5,800,122.84	5,691,326.40	(108,796.44)	5,691,326.40	4,960,267.50
86358HHX0	850,295.57	-	850,295.57	834,115.33	(16,180.24)	834,115.33	738,737.06
86358R5Q6	130,462.93	-	130,462.93	129,639.51	(823.42)	129,639.51	91,587.39
86359BLB5	1,190,395.59	-	1,190,395.59	1,136,961.18	(53,434.41)	1,136,961.18	1,136,472.19
86359BPM7	1,679,176.04	-	1,679,176.04	1,550,869.89	(128,306.15)	1,550,869.89	1,617,498.90
86359DDB0	1,569,797.63	-	1,569,797.63	1,492,410.51	(77,387.12)	1,492,410.51	1,194,289.20
86359DUL9	171,135.57	-	171,135.57	151,790.39	(19,345.18)	151,790.39	118,450.32
86359DUR6	16,100,641.47	-	16,100,641.47	14,395,351.74	(1,705,289.73)	14,395,351.74	12,057,019.26
86359LRW1	18,217,847.02	-	18,217,847.02	17,552,510.90	(665,336.12)	17,552,510.90	12,611,282.19
86359LSM2	1,179,854.16	-	1,179,854.16	1,171,235.90	(8,618.26)	1,171,235.90	896,557.36
86360JAA9	9,930,486.18	-	9,930,486.18	9,807,786.93	(122,699.25)	9,807,786.93	5,749,101.39
86360JAE1	7,863,883.50	-	7,863,883.50	7,535,234.54	(328,648.96)	7,535,234.54	4,844,021.57
86360JAN1	2,692,201.41	-	2,692,201.41	2,611,682.30	(80,519.11)	2,611,682.30	1,910,187.65
86360KAF5	29,969,985.34	-	29,969,985.34	28,689,583.87	(1,280,401.47)	28,689,583.87	19,075,429.14
86360UAF3	3,512,468.29	-	3,512,468.29	3,406,928.31	(105,539.98)	3,406,928.31	2,551,088.33
86361HAA2	10,860,985.24	-	10,860,985.24	10,625,787.14	(235,198.10)	10,625,787.14	7,684,242.94
86363DAA9	7,729,678.91	-	7,729,678.91	7,586,789.20	(142,889.71)	7,586,789.20	6,116,117.88
88157QAL2	730,636.82	-	730,636.82	688,198.66	(42,438.16)	688,198.66	1,445,388.57
885220FS7	6,244,948.67	-	6,244,948.67	6,115,574.11	(129,374.56)	6,115,574.11	5,915,982.78
92922F4M7	4,100,283.51	-	4,100,283.51	4,038,214.83	(62,068.68)	4,038,214.83	3,146,706.43
92922F5T1	6,891,099.64	-	6,891,099.64	6,762,312.85	(128,786.79)	6,762,312.85	5,418,474.95
92922F7Q5	8,367,286.66	-	8,367,286.66	8,169,617.62	(197,669.04)	8,169,617.62	6,971,923.88
92922FB72	1,137,389.38	-	1,137,389.38	1,129,171.97	(8,217.41)	1,129,171.97	946,584.74
92922FJ25	5,898,980.50	-	5,898,980.50	5,836,627.64	(62,352.86)	5,836,627.64	4,676,644.66
92922FNW4	1,134,371.16	-	1,134,371.16	1,117,835.65	(16,535.51)	1,117,835.65	1,395,404.61
92922FTJ7	1,168,665.75	-	1,168,665.75	1,143,885.94	(24,779.81)	1,143,885.94	1,013,759.76
92922FWU8	3,303,246.56	-	3,303,246.56	3,294,106.06	(9,140.50)	3,294,106.06	3,051,711.28
92922FZF8	7,617,616.38	-	7,617,616.38	7,486,561.21	(131,055.17)	7,486,561.21	6,731,075.80

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
92925CBB7	$3,984,744.80	$-	$3,984,744.80	$3,911,784.26	$(72,960.54)	$3,911,784.26	$3,027,193.79
92977YAY7	2,181,128.20	-	2,181,128.20	2,078,551.98	(102,576.22)	2,078,551.98	435,320.01
92979DAA3	528,185.64	-	528,185.64	503,764.51	(24,421.13)	503,764.51	485,264.03
9393365V1	1,510,356.37	-	1,510,356.37	1,462,513.62	(47,842.75)	1,462,513.62	1,290,442.98
939336X65	10,621,910.39	-	10,621,910.39	10,460,382.36	(161,528.03)	10,460,382.36	9,715,875.92
93934FHC9	7,516,620.41	-	7,516,620.41	7,369,587.44	(147,032.97)	7,369,587.44	5,701,068.93
94983YAQ2	3,327,295.71	-	3,327,295.71	3,281,408.19	(45,887.52)	3,281,408.19	3,223,221.00
984582AA4	1,864,226.41	-	1,864,226.41	1,842,202.41	(22,024.00)	1,842,202.41	1,813,356.38
Totals	$1,095,018,529.18	$-	$1,095,018,529.18	$1,058,132,041.09	$(36,886,488.09)	$1,058,132,041.09	$841,095,012.78

The following is the impairment listing for loan-backed securities for the three months ended December 31, 2011:
CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
00104BAF7	$290,000.00	$-	$290,000.00	$200,000.00	$(90,000.00)	$200,000.00	$197,500.00
004421TD5	1,546,418.44	-	1,546,418.44	1,520,650.48	(25,767.96)	1,520,650.48	824,835.00
02146QAB9	11,452,492.39	-	11,452,492.39	11,361,248.53	(91,243.86)	11,361,248.53	7,866,202.16
02378HAD4	367,332.93	-	367,332.93	337,734.53	(29,598.40)	337,734.53	305,723.66
02660TGN7	7,722,822.75	-	7,722,822.75	7,343,578.95	(379,243.80)	7,343,578.95	4,589,533.38
02660TGS6	6,197,599.53	-	6,197,599.53	6,181,006.28	(16,593.25)	6,181,006.28	3,694,958.07
02660THL0	1,402,810.28	-	1,402,810.28	1,375,244.82	(27,565.46)	1,375,244.82	1,041,592.30
02660TJB0	19,888,768.87	-	19,888,768.87	19,027,573.02	(861,195.85)	19,027,573.02	11,433,612.97
02660WAC0	14,889,748.57	-	14,889,748.57	14,326,373.17	(563,375.40)	14,326,373.17	8,420,984.41
02660XAD6	9,909,777.67	-	9,909,777.67	9,620,776.10	(289,001.57)	9,620,776.10	7,033,543.29
026929AA7	8,314,700.91	-	8,314,700.91	7,761,745.72	(552,955.19)	7,761,745.72	6,803,501.16
040104RV5	1,815,487.74	-	1,815,487.74	1,779,688.34	(35,799.40)	1,779,688.34	1,244,624.23
05946XYP2	858,527.17	-	858,527.17	852,946.85	(5,580.32)	852,946.85	618,596.18
06050HKX5	387,934.12	-	387,934.12	223,453.11	(164,481.01)	223,453.11	275,883.14
06652DAA7	5,653,509.94	-	5,653,509.94	5,451,349.03	(202,160.91)	5,451,349.03	3,141,543.41
07384MS60	946,323.45	-	946,323.45	937,885.49	(8,437.96)	937,885.49	882,516.28
07384MW40	101,794.03	-	101,794.03	98,994.58	(2,799.45)	98,994.58	86,636.87
07384YCD6	5,109,617.42	-	5,109,617.42	5,052,861.49	(56,755.93)	5,052,861.49	4,946,782.61
073854AB7	12,157,202.09	-	12,157,202.09	11,643,369.98	(513,832.11)	11,643,369.98	7,509,572.89
07386HNQ0	1,014,112.70	-	1,014,112.70	953,185.52	(60,927.18)	953,185.52	986,679.13
07386HSP7	5,163,522.20	-	5,163,522.20	5,151,860.98	(11,661.22)	5,151,860.98	3,361,256.11
073879Z92	9,127,954.02	-	9,127,954.02	8,245,583.49	(882,370.53)	8,245,583.49	4,646,352.09
07400XAB4	2,714,019.22	-	2,714,019.22	2,492,413.21	(221,606.01)	2,492,413.21	1,540,926.62
07401LAA1	11,912,911.04	-	11,912,911.04	11,455,305.29	(457,605.75)	11,455,305.29	7,629,910.89
07820QAY1	12,032,870.74	-	12,032,870.74	11,585,273.09	(447,597.65)	11,585,273.09	8,440,267.15
12489WQE7	1,427,514.24	-	1,427,514.24	1,400,940.50	(26,573.74)	1,400,940.50	1,108,303.40
1248MGAJ3	63,896.96	-	63,896.96	62,339.48	(1,557.48)	62,339.48	50,948.40
12498NAB9	672,120.26	-	672,120.26	667,192.58	(4,927.68)	667,192.58	661,207.59
12544EAA5	1,032,794.47	-	1,032,794.47	1,006,182.23	(26,612.24)	1,006,182.23	1,000,439.95
126670KN7	1,673,592.83	-	1,673,592.83	1,587,143.85	(86,448.98)	1,587,143.85	928,449.00
126670NX2	629,920.97	-	629,920.97	598,984.29	(30,936.68)	598,984.29	628,492.32
126670QS0	65,308.35	-	65,308.35	60,154.73	(5,153.62)	60,154.73	62,264.06
126671UU8	55,243.58	-	55,243.58	53,727.58	(1,516.00)	53,727.58	42,073.42
12667GCB7	158,888.66	-	158,888.66	154,659.01	(4,229.65)	154,659.01	110,639.93
12667GME0	14,328,349.06	-	14,328,349.06	14,106,806.02	(221,543.04)	14,106,806.02	9,039,627.79
12667GR62	5,526,850.88	-	5,526,850.88	5,290,622.87	(236,228.01)	5,290,622.87	4,417,377.65

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12667GS20	$10,828,203.97	$-	$10,828,203.97	$10,581,507.54	$(246,696.43)	$10,581,507.54	$7,003,128.98
12667GWF6	5,961,791.83	-	5,961,791.83	5,584,597.23	(377,194.60)	5,584,597.23	3,785,872.31
12668ACG8	3,334,988.97	-	3,334,988.97	2,975,767.14	(359,221.83)	2,975,767.14	2,907,149.77
12668ACY9	710,246.66	-	710,246.66	616,361.95	(93,884.71)	616,361.95	564,386.87
12668ACZ6	3,158,319.27	-	3,158,319.27	2,995,112.36	(163,206.91)	2,995,112.36	1,729,278.58
12668AEV3	9,660,488.00	-	9,660,488.00	9,502,105.96	(158,382.04)	9,502,105.96	6,458,297.48
12668AGW9	215,254.49	-	215,254.49	213,364.89	(1,889.60)	213,364.89	147,194.78
12668BDC4	4,368,811.57	-	4,368,811.57	4,083,275.98	(285,535.59)	4,083,275.98	3,194,726.07
12668BE33	12,237,495.62	-	12,237,495.62	12,171,201.11	(66,294.51)	12,171,201.11	7,829,824.65
126694N46	3,345,585.12	-	3,345,585.12	2,824,649.71	(520,935.41)	2,824,649.71	3,067,731.20
12669FXR9	410,254.47	-	410,254.47	395,368.17	(14,886.30)	395,368.17	304,010.18
12669GKH3	10,545,309.79	-	10,545,309.79	10,352,747.02	(192,562.77)	10,352,747.02	7,248,298.96
12669GRQ6	5,343,000.43	-	5,343,000.43	5,291,293.60	(51,706.83)	5,291,293.60	4,910,079.83
12669GTV3	282,816.99	-	282,816.99	279,945.17	(2,871.82)	279,945.17	198,880.70
12669GUR0	2,944,056.20	-	2,944,056.20	2,776,388.76	(167,667.44)	2,776,388.76	2,000,194.28
152314MJ6	1,010,344.96	-	1,010,344.96	820,580.41	(189,764.55)	820,580.41	865,075.90
22540VG71	142,416.02	-	142,416.02	142,038.12	(377.90)	142,038.12	140,900.89
22943HAD8	8,483,907.95	-	8,483,907.95	7,120,743.07	(1,363,164.88)	7,120,743.07	4,517,820.00
23245QAA7	1,870,383.26	-	1,870,383.26	1,781,925.02	(88,458.24)	1,781,925.02	1,160,199.25
23321P6A1	7,120,470.73	-	7,120,470.73	7,018,811.72	(101,659.01)	7,018,811.72	6,982,061.95
23332UAC8	3,904,676.74	-	3,904,676.74	3,622,960.98	(281,715.76)	3,622,960.98	3,216,228.55
23332UAR5	8,042,640.20	-	8,042,640.20	7,710,516.83	(332,123.37)	7,710,516.83	5,847,690.31
23332UBG8	5,263,482.84	-	5,263,482.84	5,016,173.22	(247,309.62)	5,016,173.22	3,794,630.78
23332UBV5	4,758,189.71	-	4,758,189.71	4,723,676.14	(34,513.57)	4,723,676.14	3,020,467.39
23332UCM4	482,401.73	-	482,401.73	462,753.76	(19,647.97)	462,753.76	330,858.24
23332UDU5	17,209,535.70	-	17,209,535.70	16,626,954.38	(582,581.32)	16,626,954.38	10,401,707.71
23332UFV1	1,246,925.88	-	1,246,925.88	1,218,009.68	(28,916.20)	1,218,009.68	772,827.86
251510EH2	28,096,487.64	-	28,096,487.64	28,045,050.16	(51,437.48)	28,045,050.16	26,312,412.76
251510FB4	3,889,890.10	-	3,889,890.10	3,879,344.81	(10,545.29)	3,879,344.81	2,981,443.13
251510NC3	11,998,251.48	-	11,998,251.48	11,939,470.36	(58,781.12)	11,939,470.36	3,231,821.40
30251YAB4	6,821,818.83	-	6,821,818.83	6,722,410.64	(99,408.19)	6,722,410.64	5,278,923.41
32051DCJ9	567,873.90	-	567,873.90	564,800.37	(3,073.53)	564,800.37	539,435.31
32053LAA0	168,781.82	-	168,781.82	162,542.90	(6,238.92)	162,542.90	164,562.26
32056JAA2	151,729.90	-	151,729.90	145,187.12	(6,542.78)	145,187.12	138,736.21
32113JAA3	597,171.91	-	597,171.91	577,362.62	(19,809.29)	577,362.62	367,622.17
36228FC53	830,865.79	-	830,865.79	719,447.10	(111,418.69)	719,447.10	755,146.70
362341VU0	21,642,269.81	-	21,642,269.81	21,108,962.14	(533,307.67)	21,108,962.14	21,499,857.50
36242DBJ1	427,777.96	-	427,777.96	425,057.26	(2,720.70)	425,057.26	422,333.65
36298XAB8	19,002,807.56	-	19,002,807.56	18,625,171.48	(377,636.08)	18,625,171.48	18,219,555.59
39538RAB5	9,304,989.19	-	9,304,989.19	8,826,072.74	(478,916.45)	8,826,072.74	5,738,051.45
39538RBB4	10,128,998.42	-	10,128,998.42	9,632,687.46	(496,310.96)	9,632,687.46	6,646,599.65
39538WFH6	8,549,004.95	-	8,549,004.95	8,162,882.79	(386,122.16)	8,162,882.79	5,178,967.53
39538WHF8	23,489,894.54	-	23,489,894.54	22,622,853.22	(867,041.32)	22,622,853.22	13,769,229.29
39539GAA0	3,582,107.30	-	3,582,107.30	3,480,487.25	(101,620.05)	3,480,487.25	2,374,367.64
41161PFR9	1,033,082.03	-	1,033,082.03	1,029,854.56	(3,227.47)	1,029,854.56	847,612.03
41161PHC0	6,513,447.11	-	6,513,447.11	6,085,959.30	(427,487.81)	6,085,959.30	4,647,189.86
41161PHU0	6,179,446.69	-	6,179,446.69	6,085,207.17	(94,239.52)	6,085,207.17	4,891,633.96
41161PKH5	398,408.65	-	398,408.65	394,205.87	(4,202.78)	394,205.87	264,797.71
41161PLR2	9,608,493.34	-	9,608,493.34	9,373,928.43	(234,564.91)	9,373,928.43	7,065,418.61
41161PMG5	11,965,773.37	-	11,965,773.37	11,740,798.18	(224,975.19)	11,740,798.18	9,134,717.71
41161PQU0	10,639,729.89	-	10,639,729.89	10,361,876.18	(277,853.71)	10,361,876.18	7,084,717.87
41161PSK0	3,899,690.47	-	3,899,690.47	3,835,365.43	(64,325.04)	3,835,365.43	2,896,665.46
41161PTN3	1,726,455.40	-	1,726,455.40	1,680,824.19	(45,631.21)	1,680,824.19	1,162,819.32

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
41161PWB5	$5,433,234.88	$-	$5,433,234.88	$5,264,188.65	$(169,046.23)	$5,264,188.65	$3,417,999.61
41161PXH1	635,491.30	-	635,491.30	616,308.82	(19,182.48)	616,308.82	444,323.95
41164LAB5	10,449,007.70	-	10,449,007.70	10,235,230.71	(213,776.99)	10,235,230.71	6,723,398.30
41164YAB7	9,958,270.74	-	9,958,270.74	9,632,612.85	(325,657.89)	9,632,612.85	6,258,429.56
43739EAP2	16,575,973.30	-	16,575,973.30	16,187,293.48	(388,679.82)	16,187,293.48	10,405,726.23
45071KDD3	1,086,382.12	-	1,086,382.12	1,059,550.60	(26,831.52)	1,059,550.60	745,093.48
45254NHV2	224,089.33	-	224,089.33	209,941.80	(14,147.53)	209,941.80	193,979.45
45254NJV0	867,029.04	-	867,029.04	850,377.46	(16,651.58)	850,377.46	681,335.15
45254NKF3	4,230,253.82	-	4,230,253.82	4,075,133.53	(155,120.29)	4,075,133.53	3,791,309.83
45254NMB0	975,328.92	-	975,328.92	932,473.13	(42,855.79)	932,473.13	793,129.67
45254NML8	1,322,330.29	-	1,322,330.29	1,293,159.75	(29,170.54)	1,293,159.75	925,528.46
45254NNP8	10,735,821.01	-	10,735,821.01	10,652,269.05	(83,551.96)	10,652,269.05	8,014,093.27
45254NPA9	12,692,475.65	-	12,692,475.65	12,385,091.91	(307,383.74)	12,385,091.91	10,418,439.77
45254NPU5	4,430,090.91	-	4,430,090.91	4,293,231.61	(136,859.30)	4,293,231.61	3,402,629.51
45254TRX4	265,240.20	-	265,240.20	258,108.03	(7,132.17)	258,108.03	177,037.44
45660LCN7	4,057,429.37	-	4,057,429.37	3,913,813.54	(143,615.83)	3,913,813.54	3,689,459.26
45660LKW8	21,908,347.51	-	21,908,347.51	21,298,027.60	(610,319.91)	21,298,027.60	13,584,806.77
45660N2J3	2,220,485.94	-	2,220,485.94	2,021,428.12	(199,057.82)	2,021,428.12	1,969,493.75
45660N2Y0	1,017,882.52	-	1,017,882.52	1,001,489.22	(16,393.30)	1,001,489.22	793,003.49
45660N5H4	4,324,034.48	-	4,324,034.48	4,269,797.16	(54,237.32)	4,269,797.16	3,196,502.02
45660NQ24	1,970,446.46	-	1,970,446.46	1,968,799.95	(1,646.51)	1,968,799.95	1,795,440.64
45660NS30	1,157,717.89	-	1,157,717.89	1,150,501.82	(7,216.07)	1,150,501.82	896,223.95
45661EAA2	235,697.52	-	235,697.52	226,316.19	(9,381.33)	226,316.19	214,425.81
466247XE8	5,390,729.34	-	5,390,729.34	5,333,873.02	(56,856.32)	5,333,873.02	3,378,889.69
525221AJ6	2,261,175.96	-	2,261,175.96	2,216,676.56	(44,499.40)	2,216,676.56	1,517,007.01
525221GM3	2,732,081.65	-	2,732,081.65	2,649,357.67	(82,723.98)	2,649,357.67	1,619,667.37
525221HA8	20,207,345.18	-	20,207,345.18	19,668,821.93	(538,523.25)	19,668,821.93	10,939,984.17
52524VAG4	11,062,404.37	-	11,062,404.37	10,838,351.72	(224,052.65)	10,838,351.72	7,050,647.53
52524YAF0	9,665,927.77	-	9,665,927.77	9,379,652.95	(286,274.82)	9,379,652.95	6,147,462.85
55027AAR1	9,295,635.13	-	9,295,635.13	9,213,079.35	(82,555.78)	9,213,079.35	6,032,918.95
55027BAA6	13,108,293.41	-	13,108,293.41	12,665,836.46	(442,456.95)	12,665,836.46	6,968,458.74
55274SAM3	906,915.51	-	906,915.51	880,480.09	(26,435.42)	880,480.09	752,034.62
576433G42	7,024,024.64	-	7,024,024.64	6,885,577.88	(138,446.76)	6,885,577.88	4,314,806.39
576433H33	3,261,825.29	-	3,261,825.29	3,174,754.27	(87,071.02)	3,174,754.27	3,133,978.43
57643LMP8	1,698,761.89	-	1,698,761.89	1,516,916.66	(181,845.23)	1,516,916.66	1,006,686.00
589929N38	618,843.60	-	618,843.60	607,180.29	(11,663.31)	607,180.29	583,261.22
589929X29	3,890,489.13	-	3,890,489.13	3,887,953.67	(2,535.46)	3,887,953.67	3,359,229.48
59020UAA3	154,092.84	-	154,092.84	152,882.12	(1,210.72)	152,882.12	147,716.07
59020UAC9	805,983.42	-	805,983.42	803,847.98	(2,135.44)	803,847.98	729,547.23
59020UNZ4	1,413,542.51	-	1,413,542.51	1,384,820.01	(28,722.50)	1,384,820.01	1,305,590.00
61749LAN1	495,108.38	-	495,108.38	426,403.81	(68,704.57)	426,403.81	483,109.45
617526AE8	298,458.27	-	298,458.27	247,896.75	(50,561.52)	247,896.75	201,593.54
61913PAA0	11,417,672.54	-	11,417,672.54	10,888,133.59	(529,538.95)	10,888,133.59	9,819,940.36
61915RBB1	6,273,000.31	-	6,273,000.31	6,124,189.76	(148,810.55)	6,124,189.76	3,779,577.22
63543XAH2	(79,020.00)	-	(79,020.00)	-	79,020.00	-	100,000.00
638728AC9	2,174,025.70	-	2,174,025.70	2,120,248.36	(53,777.34)	2,120,248.36	1,283,453.97
64352VEG2	53,328.05	-	53,328.05	41,302.27	(12,025.78)	41,302.27	34,820.40
66987XBV6	16,520.30	-	16,520.30	16,470.43	(49.87)	16,470.43	11,703.64
68383NCU5	7,282,554.24	-	7,282,554.24	7,235,682.42	(46,871.82)	7,235,682.42	5,207,209.31
73316PJD3	20,976.16	-	20,976.16	19,251.21	(1,724.95)	19,251.21	20,415.57
74922AAA5	13,117,398.44	-	13,117,398.44	13,117,398.44	-	13,117,398.44	7,547,875.59
75114GAC3	17,258,298.59	-	17,258,298.59	16,957,780.52	(300,518.07)	16,957,780.52	10,592,845.95
75114HAD9	15,985,299.98	-	15,985,299.98	15,385,859.62	(599,440.36)	15,385,859.62	9,711,227.61

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
75114HAK3	$5,111,412.15	$-	$5,111,412.15	$4,881,961.31	$(229,450.84)	$4,881,961.31	$1,486,628.18
760985U33	509,393.37	-	509,393.37	509,070.17	(323.20)	509,070.17	401,596.46
76110GE23	5,017,971.92	-	5,017,971.92	4,955,217.15	(62,754.77)	4,955,217.15	4,576,649.54
76110GG62	5,026,755.12	-	5,026,755.12	4,991,211.22	(35,543.90)	4,991,211.22	4,874,911.35
76110GV40	2,783,024.62	-	2,783,024.62	2,642,100.56	(140,924.06)	2,642,100.56	2,621,644.63
76110GZQ7	6,790,133.51	-	6,790,133.51	6,546,910.11	(243,223.40)	6,546,910.11	5,967,525.57
761118KU1	6,008,078.81	-	6,008,078.81	5,885,056.06	(123,022.75)	5,885,056.06	3,864,201.42
761118NN4	8,315,435.99	-	8,315,435.99	8,159,140.66	(156,295.33)	8,159,140.66	5,395,099.87
761118RM2	16,560,034.61	-	16,560,034.61	16,205,072.57	(354,962.04)	16,205,072.57	10,347,725.81
77277LAF4	40,976,607.92	-	40,976,607.92	39,517,587.12	(1,459,020.80)	39,517,587.12	25,106,760.00
77277LAH0	2,035,845.16	-	2,035,845.16	1,964,959.14	(70,886.02)	1,964,959.14	2,426,111.99
77277LAJ6	28,822,879.15	-	28,822,879.15	27,814,860.58	(1,008,018.57)	27,814,860.58	15,798,887.97
79548KXQ6	1,495,470.74	-	1,495,470.74	1,490,425.94	(5,044.80)	1,490,425.94	1,318,982.77
805564RM5	3,431,895.26	-	3,431,895.26	2,858,398.98	(573,496.28)	2,858,398.98	2,577,847.11
85554NAG5	1,149,005.80	-	1,149,005.80	1,074,369.95	(74,635.85)	1,074,369.95	1,112,280.44
8635722A0	213,401.28	-	213,401.28	183,019.29	(30,381.99)	183,019.29	184,712.67
863579CB2	4,505,670.30	-	4,505,670.30	4,010,269.07	(495,401.23)	4,010,269.07	4,491,455.53
86358HHX0	934,544.89	-	934,544.89	881,801.84	(52,743.05)	881,801.84	766,260.98
86358R3Q8	1,109,716.83	-	1,109,716.83	1,086,821.24	(22,895.59)	1,086,821.24	1,105,869.67
86358RQ83	140,984.59	-	140,984.59	139,518.81	(1,465.78)	139,518.81	114,478.24
86359AEH2	22,878.66	-	22,878.66	15,088.67	(7,789.99)	15,088.67	17,036.99
86359BKB6	901,519.44	-	901,519.44	890,541.79	(10,977.65)	890,541.79	882,377.13
86359BLB5	1,236,421.78	-	1,236,421.78	1,214,880.93	(21,540.85)	1,214,880.93	1,047,933.98
86359BPM7	1,697,008.90	-	1,697,008.90	1,677,712.85	(19,296.05)	1,677,712.85	1,471,420.81
86359DDB0	1,720,052.55	-	1,720,052.55	1,557,773.74	(162,278.81)	1,557,773.74	1,008,171.00
86359DUL9	182,619.56	-	182,619.56	177,929.38	(4,690.18)	177,929.38	130,899.00
86359LRW1	19,283,246.92	-	19,283,246.92	18,854,133.13	(429,113.79)	18,854,133.13	12,078,962.49
86359LSM2	1,229,392.32	-	1,229,392.32	1,221,421.18	(7,971.14)	1,221,421.18	797,783.92
86360JAA9	10,678,598.80	-	10,678,598.80	10,110,663.03	(567,935.77)	10,110,663.03	5,665,225.53
86360JAE1	8,083,947.71	-	8,083,947.71	7,968,904.60	(115,043.11)	7,968,904.60	5,199,107.01
86360UAF3	3,679,934.99	-	3,679,934.99	3,657,014.40	(22,920.59)	3,657,014.40	2,342,230.10
86361HAA2	11,498,036.76	-	11,498,036.76	11,228,014.28	(270,022.48)	11,228,014.28	7,105,230.74
86361HAB0	7,245,471.81	-	7,245,471.81	6,677,265.79	(568,206.02)	6,677,265.79	6,376,092.75
86363DAA9	8,341,915.82	-	8,341,915.82	7,940,221.38	(401,694.44)	7,940,221.38	5,860,750.26
885220FS7	6,795,813.69	-	6,795,813.69	6,700,333.14	(95,480.55)	6,700,333.14	5,924,957.27
929227QB5	216,049.73	-	216,049.73	197,161.22	(18,888.51)	197,161.22	205,696.07
92922F4M7	4,304,379.27	-	4,304,379.27	4,200,000.14	(104,379.13)	4,200,000.14	3,057,226.29
92922F5T1	7,185,795.39	-	7,185,795.39	7,025,768.14	(160,027.25)	7,025,768.14	5,003,926.25
92922F7Q5	8,971,978.46	-	8,971,978.46	8,646,636.70	(325,341.76)	8,646,636.70	6,268,400.14
92922FB72	1,174,068.37	-	1,174,068.37	1,155,765.56	(18,302.81)	1,155,765.56	850,774.90
92922FJ25	6,121,694.09	-	6,121,694.09	6,046,585.33	(75,108.76)	6,046,585.33	4,353,868.94
92922FNW4	1,192,216.02	-	1,192,216.02	1,176,012.07	(16,203.95)	1,176,012.07	1,321,844.90
92922FTJ7	1,233,564.94	-	1,233,564.94	1,210,352.93	(23,212.01)	1,210,352.93	974,061.94
92922FWU8	3,540,323.48	-	3,540,323.48	3,390,238.86	(150,084.62)	3,390,238.86	2,849,678.72
92922FZF8	8,125,751.26	-	8,125,751.26	7,801,971.37	(323,779.89)	7,801,971.37	6,075,249.66
92925CBB7	4,188,635.02	-	4,188,635.02	4,096,642.85	(91,992.17)	4,096,642.85	3,033,957.41
92925VAM2	616,737.54	-	616,737.54	597,598.02	(19,139.52)	597,598.02	548,628.09
92926SAE6	725,416.21	-	725,416.21	680,038.47	(45,377.74)	680,038.47	615,701.52
92979DAA3	537,331.46	-	537,331.46	523,333.07	(13,998.39)	523,333.07	437,747.24
9393365V1	1,560,697.73	-	1,560,697.73	1,549,341.13	(11,356.60)	1,549,341.13	1,431,792.71
939336KZ5	2,341,996.35	-	2,341,996.35	2,334,363.48	(7,632.87)	2,334,363.48	2,055,619.32
939336X65	11,157,951.25	-	11,157,951.25	10,874,647.01	(283,304.24)	10,874,647.01	8,432,485.02
93934FHC9	7,712,919.25	-	7,712,919.25	7,699,609.07	(13,310.18)	7,699,609.07	5,318,460.28

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
949810AA3	$566,424.05	$-	$566,424.05	$546,485.91	$(19,938.14)	$546,485.91	$552,653.69
94981UAF6	131,272.34	-	131,272.34	120,555.74	(10,716.60)	120,555.74	126,792.75
984582AA4	469,929.99	-	469,929.99	457,191.65	(12,738.34)	457,191.65	447,475.99
Totals	$1,090,904,993.06	$-	$1,090,904,993.06	$1,056,761,288.41	$(34,143,704.65)	$1,056,761,288.41	$754,310,837.90

The following is the impairment listing for loan-backed securities for the three months ended September 30, 2011:
CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
00104BAF7	$355,000.00	$-	$355,000.00	$290,000.00	$(65,000.00)	$290,000.00	$285,000.00
02146QAB9	12,032,384.34	-	12,032,384.34	11,850,302.56	(182,081.78)	11,850,302.56	8,273,272.97
02146TAQ0	17,912,916.56	-	17,912,916.56	16,693,633.85	(1,219,282.71)	16,693,633.85	15,861,675.53
02147CAA1	8,190,222.89	-	8,190,222.89	7,939,110.94	(251,111.95)	7,939,110.94	6,096,652.75
02147DAB7	10,161,163.88	-	10,161,163.88	10,078,483.46	(82,680.42)	10,078,483.46	6,914,174.96
02660TJB0	20,555,478.37	-	20,555,478.37	20,347,778.08	(207,700.29)	20,347,778.08	12,585,211.89
026929AD1	8,030,886.70	-	8,030,886.70	7,394,102.16	(636,784.54)	7,394,102.16	5,256,697.03
040104QN4	3,081,243.14	-	3,081,243.14	2,932,821.41	(148,421.73)	2,932,821.41	2,211,252.01
040104RV5	2,149,830.76	-	2,149,830.76	1,896,624.45	(253,206.31)	1,896,624.45	1,179,460.79
055294AA0	2,742,261.38	-	2,742,261.38	2,733,334.33	(8,927.05)	2,733,334.33	2,124,984.49
05946XYP2	911,601.67	-	911,601.67	887,990.95	(23,610.72)	887,990.95	634,778.52
05949ALH1	2,151,644.79	-	2,151,644.79	2,136,047.25	(15,597.54)	2,136,047.25	2,013,913.79
06050HKX5	555,677.56	-	555,677.56	391,850.36	(163,827.20)	391,850.36	275,336.82
06652DAA7	6,077,835.07	-	6,077,835.07	5,757,188.52	(320,646.55)	5,757,188.52	3,826,160.28
07325VAG9	2,046,242.08	-	2,046,242.08	1,991,505.51	(54,736.57)	1,991,505.51	1,745,162.36
07384M2X9	1,361,810.63	-	1,361,810.63	1,352,743.46	(9,067.17)	1,352,743.46	1,248,649.19
07384MS60	1,104,612.98	-	1,104,612.98	1,101,308.59	(3,304.39)	1,101,308.59	1,059,508.44
073854AB7	12,695,390.34	-	12,695,390.34	11,906,518.33	(788,872.01)	11,906,518.33	8,147,292.87
073879PA0	1,573,350.01	-	1,573,350.01	1,479,316.14	(94,033.87)	1,479,316.14	938,382.90
073879Z92	9,514,139.04	-	9,514,139.04	8,989,749.85	(524,389.19)	8,989,749.85	4,663,130.93
07387AFX8	457,361.06	-	457,361.06	433,935.98	(23,425.08)	433,935.98	441,839.32
07401LAA1	12,276,860.81	-	12,276,860.81	12,136,177.26	(140,683.55)	12,136,177.26	8,418,287.41
07401LAQ6	2,821,485.52	-	2,821,485.52	2,760,350.78	(61,134.74)	2,760,350.78	2,161,391.82
078446AB7	106,000.00	-	106,000.00	90,796.00	(15,204.00)	90,796.00	96,000.00
1248MGAJ3	70,790.89	-	70,790.89	66,267.71	(4,523.18)	66,267.71	49,228.91
12498NAB9	728,683.92	-	728,683.92	710,315.56	(18,368.36)	710,315.56	679,973.64
126670KN7	1,732,271.79	-	1,732,271.79	1,660,075.67	(72,196.12)	1,660,075.67	914,733.00
126673WB4	492,654.93	-	492,654.93	476,894.95	(15,759.98)	476,894.95	470,107.79
12667GCB7	169,287.19	-	169,287.19	164,795.22	(4,491.97)	164,795.22	122,499.65
12667GS20	11,646,736.57	-	11,646,736.57	11,089,514.67	(557,221.90)	11,089,514.67	7,317,781.72
12667GWF6	6,438,343.28	-	6,438,343.28	6,207,410.09	(230,933.19)	6,207,410.09	4,282,323.80
12667GYX5	1,032,401.67	-	1,032,401.67	798,077.21	(234,324.46)	798,077.21	961,743.25
12668BE33	12,873,661.44	-	12,873,661.44	12,655,782.02	(217,879.42)	12,655,782.02	9,029,638.43
12668BEH2	801,730.55	-	801,730.55	753,680.93	(48,049.62)	753,680.93	760,403.72
12669FW82	963,882.87	-	963,882.87	956,051.21	(7,831.66)	956,051.21	763,113.56
12669GKH3	11,070,655.27	-	11,070,655.27	10,821,345.82	(249,309.45)	10,821,345.82	8,435,950.92
12669GMS7	187,439.13	-	187,439.13	186,583.68	(855.45)	186,583.68	167,407.46
12669GRM5	2,381,686.60	-	2,381,686.60	2,337,315.68	(44,370.92)	2,337,315.68	1,664,932.90
12669GRQ6	5,867,340.96	-	5,867,340.96	5,720,021.02	(147,319.94)	5,720,021.02	5,269,585.71
12669GTV3	302,649.28	-	302,649.28	289,237.92	(13,411.36)	289,237.92	221,846.36
12669GUR0	3,154,848.17	-	3,154,848.17	3,013,751.26	(141,096.91)	3,013,751.26	2,110,912.61

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
14453MAB0	$8,366,400.29	$-	$8,366,400.29	$8,143,712.87	$(222,687.42)	$8,143,712.87	$6,076,084.91
17311YAC7	2,389,577.54	-	2,389,577.54	2,365,142.09	(24,435.45)	2,365,142.09	2,003,923.25
22540VG71	144,135.24	-	144,135.24	144,006.39	(128.85)	144,006.39	142,405.44
22540VY55	154,848.81	-	154,848.81	153,043.38	(1,805.43)	153,043.38	125,379.04
22943HAD8	8,930,536.31	-	8,930,536.31	8,559,212.93	(371,323.38)	8,559,212.93	4,859,925.00
23243AAD8	910,919.35	-	910,919.35	900,594.54	(10,324.81)	900,594.54	667,968.15
23321P6A1	3,904,177.62	-	3,904,177.62	3,903,386.18	(791.44)	3,903,386.18	3,814,846.35
23332UBV5	5,006,024.34	-	5,006,024.34	4,845,487.38	(160,536.96)	4,845,487.38	3,320,926.51
23332UCM4	489,157.25	-	489,157.25	484,521.05	(4,636.20)	484,521.05	336,415.99
251508AB3	6,716,113.69	-	6,716,113.69	5,838,739.88	(877,373.81)	5,838,739.88	4,164,503.30
251510FB4	5,175,183.65	-	5,175,183.65	5,052,929.38	(122,254.27)	5,052,929.38	4,369,316.65
32113JAA3	622,764.25	-	622,764.25	606,682.49	(16,081.76)	606,682.49	386,977.37
32113JBV6	252,753.95	-	252,753.95	228,621.65	(24,132.30)	228,621.65	198,878.00
36228FC53	927,018.69	-	927,018.69	876,662.22	(50,356.47)	876,662.22	795,524.33
362290AC2	1,315,082.42	-	1,315,082.42	970,668.69	(344,413.73)	970,668.69	1,249,565.64
362480AD7	10,920,725.53	-	10,920,725.53	10,190,750.28	(729,975.25)	10,190,750.28	6,771,946.36
36298XAB8	19,540,101.49	-	19,540,101.49	19,356,084.89	(184,016.60)	19,356,084.89	18,688,392.80
39538RBB4	10,621,455.73	-	10,621,455.73	10,357,148.10	(264,307.63)	10,357,148.10	6,833,433.32
39539GAA0	3,745,859.77	-	3,745,859.77	3,693,394.38	(52,465.39)	3,693,394.38	2,762,708.79
41161PFR9	1,057,421.82	-	1,057,421.82	1,049,222.96	(8,198.86)	1,049,222.96	880,583.81
41161PHU0	6,434,985.19	-	6,434,985.19	6,321,068.34	(113,916.85)	6,321,068.34	5,082,846.18
41161PKH5	428,607.22	-	428,607.22	417,973.63	(10,633.59)	417,973.63	298,610.43
41161PLR2	10,208,554.57	-	10,208,554.57	9,931,349.39	(277,205.18)	9,931,349.39	7,369,950.14
41161PMG5	12,686,469.66	-	12,686,469.66	12,253,773.73	(432,695.93)	12,253,773.73	9,207,070.40
41161PSK0	4,072,927.86	-	4,072,927.86	4,054,365.85	(18,562.01)	4,054,365.85	3,112,909.78
41164YAB7	10,228,700.53	-	10,228,700.53	10,108,870.61	(119,829.92)	10,108,870.61	6,763,548.54
43739EAP2	16,762,173.85	-	16,762,173.85	16,754,383.79	(7,790.06)	16,754,383.79	11,547,347.43
43739EBJ5	7,818,708.26	-	7,818,708.26	7,708,379.95	(110,328.31)	7,708,379.95	5,582,406.29
43739EBS5	7,495,471.91	-	7,495,471.91	7,360,184.77	(135,287.14)	7,360,184.77	5,928,566.53
45071KDD3	1,228,116.77	-	1,228,116.77	1,170,289.65	(57,827.12)	1,170,289.65	747,163.15
45254NJV0	898,086.12	-	898,086.12	888,802.85	(9,283.27)	888,802.85	686,735.70
45254NMB0	1,011,350.40	-	1,011,350.40	990,574.51	(20,775.89)	990,574.51	819,498.77
45254NML8	1,361,465.84	-	1,361,465.84	1,349,261.53	(12,204.31)	1,349,261.53	949,172.61
45254NPA9	13,078,947.98	-	13,078,947.98	12,864,037.94	(214,910.04)	12,864,037.94	11,036,655.21
45254NPU5	4,557,944.28	-	4,557,944.28	4,491,215.04	(66,729.24)	4,491,215.04	3,435,163.55
45254TRX4	289,648.82	-	289,648.82	268,982.89	(20,665.93)	268,982.89	184,567.75
45254TSM7	3,185,175.16	-	3,185,175.16	3,178,237.32	(6,937.84)	3,178,237.32	1,802,649.77
45660LKW8	22,789,501.37	-	22,789,501.37	22,157,937.38	(631,563.99)	22,157,937.38	14,182,598.88
45660LW96	2,821,627.31	-	2,821,627.31	2,302,696.11	(518,931.20)	2,302,696.11	1,645,942.74
45660LYW3	2,839,935.89	-	2,839,935.89	2,675,191.85	(164,744.04)	2,675,191.85	1,808,335.06
45660N5H4	2,548,236.34	-	2,548,236.34	2,494,498.56	(53,737.78)	2,494,498.56	2,192,321.21
45660NQ24	2,006,313.51	-	2,006,313.51	1,977,589.40	(28,724.11)	1,977,589.40	1,854,995.67
466247XE8	5,663,043.17	-	5,663,043.17	5,468,140.48	(194,902.69)	5,468,140.48	3,478,749.59
46627MBQ9	10,520,931.04	-	10,520,931.04	10,382,860.24	(138,070.80)	10,382,860.24	7,343,157.84
525221AJ6	2,364,660.32	-	2,364,660.32	2,303,545.55	(61,114.77)	2,303,545.55	1,462,798.21
525221CD7	199,143.11	-	199,143.11	140,273.81	(58,869.30)	140,273.81	73,244.54
525221EN3	7,615,159.04	-	7,615,159.04	6,810,706.64	(804,452.40)	6,810,706.64	5,780,485.70
525221GB7	21,306.89	-	21,306.89	19,942.84	(1,364.05)	19,942.84	17,621.17
525221GM3	2,893,816.76	-	2,893,816.76	2,770,940.92	(122,875.84)	2,770,940.92	1,745,499.88
525221HA8	20,311,816.98	-	20,311,816.98	20,218,739.56	(93,077.42)	20,218,739.56	12,212,406.28
52524YAF0	10,165,923.50	-	10,165,923.50	9,936,997.51	(228,925.99)	9,936,997.51	6,413,146.30
55027AAR1	9,939,205.47	-	9,939,205.47	9,460,015.29	(479,190.18)	9,460,015.29	6,284,640.75
55027AAU4	5,014,593.61	-	5,014,593.61	4,727,808.64	(286,784.97)	4,727,808.64	3,669,394.89

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
55027BAA6	$13,695,897.92	$-	$13,695,897.92	$13,402,622.86	$(293,275.06)	$13,402,622.86	$7,785,098.29
55274SAM3	958,260.89	-	958,260.89	936,771.00	(21,489.89)	936,771.00	800,319.19
576433WZ5	2,173,624.29	-	2,173,624.29	1,797,224.58	(376,399.71)	1,797,224.58	2,111,096.68
576438AA3	2,986,331.41	-	2,986,331.41	2,904,333.95	(81,997.46)	2,904,333.95	2,292,462.90
57643LMP8	1,768,401.20	-	1,768,401.20	1,665,768.72	(102,632.48)	1,665,768.72	1,020,858.00
59020UAC9	831,369.52	-	831,369.52	829,854.74	(1,514.78)	829,854.74	760,663.54
59020UNZ4	1,477,073.86	-	1,477,073.86	1,413,229.74	(63,844.12)	1,413,229.74	1,335,154.95
59020UUJ2	3,525,203.43	-	3,525,203.43	3,498,541.17	(26,662.26)	3,498,541.17	3,179,606.06
59020UW43	1,146,354.75	-	1,146,354.75	940,451.86	(205,902.89)	940,451.86	1,063,971.44
59024WAB3	1,377,874.01	-	1,377,874.01	1,249,457.53	(128,416.48)	1,249,457.53	1,355,587.88
617526AE8	308,320.76	-	308,320.76	290,839.48	(17,481.28)	290,839.48	210,114.91
61915RBB1	6,505,525.22	-	6,505,525.22	6,368,210.54	(137,314.68)	6,368,210.54	4,034,515.97
63543XAH2	79,020.00	-	79,020.00	-	(79,020.00)	-	100,000.00
65106FAG7	222,807.35	-	222,807.35	173,737.96	(49,069.39)	173,737.96	644,988.50
65535VRK6	1,595,098.54	-	1,595,098.54	1,461,692.09	(133,406.45)	1,461,692.09	1,128,243.27
65535VUS5	1,967,066.10	-	1,967,066.10	1,625,756.58	(341,309.52)	1,625,756.58	1,842,954.87
68383NCU5	7,569,311.48	-	7,569,311.48	7,458,109.86	(111,201.62)	7,458,109.86	5,530,688.63
68383NDT7	7,580,254.71	-	7,580,254.71	7,537,982.61	(42,272.10)	7,537,982.61	5,517,435.79
69121PDX8	733,994.81	-	733,994.81	714,780.11	(19,214.70)	714,780.11	649,477.08
73316PJD3	24,652.84	-	24,652.84	21,588.24	(3,064.60)	21,588.24	20,920.18
75114HAK3	5,468,316.97	-	5,468,316.97	4,947,087.27	(521,229.70)	4,947,087.27	1,860,199.38
76110GV40	2,855,552.11	-	2,855,552.11	2,848,957.13	(6,594.98)	2,848,957.13	2,680,673.09
76110GZQ7	6,924,079.62	-	6,924,079.62	6,913,692.91	(10,386.71)	6,913,692.91	6,022,270.89
761118KU1	6,185,182.79	-	6,185,182.79	6,149,135.41	(36,047.38)	6,149,135.41	4,149,854.65
79548KXQ6	1,530,147.05	-	1,530,147.05	1,509,276.36	(20,870.69)	1,509,276.36	1,330,711.68
805564RM5	3,783,853.77	-	3,783,853.77	3,390,656.22	(393,197.55)	3,390,656.22	2,589,301.99
81744FDK0	2,178,301.21	-	2,178,301.21	2,151,684.02	(26,617.19)	2,151,684.02	1,761,382.63
8635722A0	233,595.24	-	233,595.24	215,504.87	(18,090.37)	215,504.87	186,216.34
863579DV7	416,883.90	-	416,883.90	285,759.07	(131,124.83)	285,759.07	308,009.45
863579KG2	2,973,646.71	-	2,973,646.71	2,942,098.75	(31,547.96)	2,942,098.75	2,664,997.41
86358RP68	437,220.89	-	437,220.89	422,474.79	(14,746.10)	422,474.79	398,856.58
86359ACC5	531,978.21	-	531,978.21	353,127.15	(178,851.06)	353,127.15	488,282.15
86359ADN0	741,134.04	-	741,134.04	326,463.46	(414,670.58)	326,463.46	682,038.16
86359B7K1	138,037.60	-	138,037.60	126,862.75	(11,174.85)	126,862.75	137,039.83
86359BKB6	916,470.25	-	916,470.25	904,786.02	(11,684.23)	904,786.02	907,098.07
86359DUL9	194,987.88	-	194,987.88	188,934.70	(6,053.18)	188,934.70	143,104.84
86359DUR6	17,332,821.60	-	17,332,821.60	17,133,310.77	(199,510.83)	17,133,310.77	13,000,522.13
86359LRW1	20,040,509.75	-	20,040,509.75	19,854,529.41	(185,980.34)	19,854,529.41	12,605,141.57
86360JAE1	8,289,646.58	-	8,289,646.58	8,220,957.52	(68,689.06)	8,220,957.52	5,360,309.37
86360JAN1	3,353,911.80	-	3,353,911.80	2,834,798.76	(519,113.04)	2,834,798.76	1,837,894.65
86360KAF5	32,116,770.69	-	32,116,770.69	31,735,747.36	(381,023.33)	31,735,747.36	20,359,228.06
86361HAA2	12,017,398.43	-	12,017,398.43	11,901,691.77	(115,706.66)	11,901,691.77	7,914,933.46
86361HAB0	7,654,446.10	-	7,654,446.10	7,553,360.48	(101,085.62)	7,553,360.48	7,548,110.13
86363DAA9	8,704,237.99	-	8,704,237.99	8,584,990.62	(119,247.37)	8,584,990.62	6,725,522.53
88157QAL2	937,251.38	-	937,251.38	703,789.33	(233,462.05)	703,789.33	1,223,464.27
885220FS7	7,123,770.34	-	7,123,770.34	7,030,548.39	(93,221.95)	7,030,548.39	6,510,377.19
92922F5T1	7,370,799.85	-	7,370,799.85	7,282,989.99	(87,809.86)	7,282,989.99	5,963,213.98
92922FB72	1,210,035.69	-	1,210,035.69	1,197,200.58	(12,835.11)	1,197,200.58	882,889.24
92922FJ25	6,254,294.53	-	6,254,294.53	6,189,443.91	(64,850.62)	6,189,443.91	4,867,792.79
92922FZD3	13,171,136.59	-	13,171,136.59	12,466,741.22	(704,395.37)	12,466,741.22	13,117,969.62
92922FZF8	8,267,915.38	-	8,267,915.38	8,244,339.94	(23,575.44)	8,244,339.94	6,853,052.73
92925CBB7	4,280,518.12	-	4,280,518.12	4,227,773.72	(52,744.40)	4,227,773.72	3,348,795.48
92977YAY7	2,465,934.87	-	2,465,934.87	2,167,246.19	(298,688.68)	2,167,246.19	467,915.97

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
92979DAA3	$592,212.28	$-	$592,212.28	$531,258.61	$(60,953.67)	$531,258.61	$449,461.21
9393365V1	1,661,860.00	-	1,661,860.00	1,609,085.32	(52,774.68)	1,609,085.32	1,403,053.51
93934FHC9	8,006,057.92	-	8,006,057.92	7,914,350.10	(91,707.82)	7,914,350.10	5,510,082.35
Totals	$762,320,631.78	$-	$762,320,631.78	$738,510,047.63	$(23,810,584.15)	$738,510,047.63	$546,494,231.96

The following is the impairment listing for loan-backed securities for the three months ended June 30, 2011:
CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
00104BAF7	$370,000.00	$-	$370,000.00	$355,000.00	$(15,000.00)	$355,000.00	$355,000.00
004375CT6	7,403,325.91	-	7,403,325.91	7,147,252.56	(256,073.35)	7,147,252.56	5,694,371.62
00442GAD2	159,625.51	-	159,625.51	154,480.10	(5,145.41)	154,480.10	160,913.36
00442JAE4	5,413,645.90	-	5,413,645.90	4,927,546.20	(486,099.70)	4,927,546.20	3,887,634.80
007034AQ4	5,320,602.41	-	5,320,602.41	5,232,343.88	(88,258.53)	5,232,343.88	4,278,416.99
007037BK9	238,074.57	-	238,074.57	232,349.28	(5,725.29)	232,349.28	156,567.31
02146QAB9	13,263,679.03	-	13,263,679.03	12,405,812.00	(857,867.03)	12,405,812.00	9,354,207.06
02146YAD8	17,604,278.99	-	17,604,278.99	16,869,197.39	(735,081.60)	16,869,197.39	12,873,145.97
02147CAA1	8,897,979.14	-	8,897,979.14	8,460,893.11	(437,086.03)	8,460,893.11	6,712,922.27
02147DAB7	11,004,615.15	-	11,004,615.15	10,535,593.48	(469,021.67)	10,535,593.48	7,666,098.70
02660TGN7	8,220,080.69	-	8,220,080.69	8,000,792.06	(219,288.63)	8,000,792.06	5,341,882.20
02660TGS6	7,553,437.85	-	7,553,437.85	6,528,085.41	(1,025,352.44)	6,528,085.41	4,919,615.29
02660TJB0	21,940,746.02	-	21,940,746.02	20,981,937.25	(958,808.77)	20,981,937.25	14,187,594.02
02660WAC0	16,364,974.60	-	16,364,974.60	16,003,512.77	(361,461.83)	16,003,512.77	11,231,013.93
02660XAD6	10,753,042.52	-	10,753,042.52	10,499,231.10	(253,811.42)	10,499,231.10	8,340,004.28
026929AA7	8,990,381.35	-	8,990,381.35	8,654,511.98	(335,869.37)	8,654,511.98	8,883,436.91
026929AD1	8,710,369.61	-	8,710,369.61	8,406,222.21	(304,147.40)	8,406,222.21	5,877,597.71
040104QN4	3,493,460.23	-	3,493,460.23	3,266,039.39	(227,420.84)	3,266,039.39	2,749,129.20
040104TF8	88,076.11	-	88,076.11	85,556.47	(2,519.64)	85,556.47	62,760.85
040104TG6	977,591.28	-	977,591.28	950,814.78	(26,776.50)	950,814.78	820,433.37
04012XAC9	253,511.81	-	253,511.81	238,019.03	(15,492.78)	238,019.03	175,845.08
055294AA0	2,975,082.10	-	2,975,082.10	2,897,726.71	(77,355.39)	2,897,726.71	2,397,151.63
05535DAN4	4,426,081.37	-	4,426,081.37	2,957,964.95	(1,468,116.42)	2,957,964.95	2,707,952.24
05535DCF9	8,177,898.68	-	8,177,898.68	7,887,868.43	(290,030.25)	7,887,868.43	4,796,232.12
05946XYP2	965,465.31	-	965,465.31	954,163.65	(11,301.66)	954,163.65	713,045.13
05949ALH1	1,959,762.10	-	1,959,762.10	1,945,434.78	(14,327.32)	1,945,434.78	1,914,105.59
05950DAA8	10,315,389.14	-	10,315,389.14	10,136,225.11	(179,164.03)	10,136,225.11	8,457,262.89
06050HKX5	591,031.77	-	591,031.77	562,401.51	(28,630.26)	562,401.51	291,127.17
073879Z92	9,741,810.63	-	9,741,810.63	9,295,040.70	(446,769.93)	9,295,040.70	4,612,197.71
07389VAA5	1,671,470.58	-	1,671,470.58	1,561,202.75	(110,267.83)	1,561,202.75	1,504,771.87
07400XAB4	2,780,642.45	-	2,780,642.45	2,666,904.78	(113,737.67)	2,666,904.78	1,842,237.26
07401LAA1	13,341,277.48	-	13,341,277.48	12,685,561.38	(655,716.10)	12,685,561.38	9,725,389.47
07401LAQ6	3,052,505.86	-	3,052,505.86	2,941,553.78	(110,952.08)	2,941,553.78	2,412,194.27
07820QAY1	13,083,773.80	-	13,083,773.80	12,632,872.48	(450,901.32)	12,632,872.48	9,775,561.89
07820QBL8	2,720,336.17	-	2,720,336.17	2,618,897.35	(101,438.82)	2,618,897.35	2,018,590.75
1248M3AB9	4,951,130.55	-	4,951,130.55	4,861,326.62	(89,803.93)	4,861,326.62	4,664,240.59
1248MGAJ3	78,372.25	-	78,372.25	72,737.09	(5,635.16)	72,737.09	48,377.62
1248RHAD9	4,780,920.84	-	4,780,920.84	4,175,285.93	(605,634.91)	4,175,285.93	2,877,308.61
12498NAB9	789,064.07	-	789,064.07	766,456.38	(22,607.69)	766,456.38	740,423.81
126670KN7	1,831,846.50	-	1,831,846.50	1,717,010.16	(114,836.34)	1,717,010.16	1,037,118.00
126673WB4	560,083.26	-	560,083.26	544,691.82	(15,391.44)	544,691.82	519,479.47

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12667FUL7	$189,967.87	$-	$189,967.87	$141,385.58	$(48,582.29)	$141,385.58	$785,597.22
12667GCB7	181,815.58	-	181,815.58	170,887.82	(10,927.76)	170,887.82	135,927.44
12667GR62	8,415,537.52	-	8,415,537.52	8,355,026.41	(60,511.11)	8,355,026.41	7,028,670.89
12667GS20	12,283,980.56	-	12,283,980.56	11,937,876.96	(346,103.60)	11,937,876.96	8,059,668.23
12667GWF6	7,061,095.55	-	7,061,095.55	6,602,223.90	(458,871.65)	6,602,223.90	5,007,656.34
12668A4B8	12,941,158.94	-	12,941,158.94	12,119,014.73	(822,144.21)	12,119,014.73	8,944,515.20
12668ACZ6	3,423,890.67	-	3,423,890.67	3,297,199.39	(126,691.28)	3,297,199.39	2,465,241.99
12668AEV3	10,542,275.05	-	10,542,275.05	10,247,548.39	(294,726.66)	10,247,548.39	8,344,374.16
12668AGW9	2,432,368.04	-	2,432,368.04	2,035,172.05	(397,195.99)	2,035,172.05	2,335,532.17
12668BDC4	4,752,590.84	-	4,752,590.84	4,513,145.41	(239,445.43)	4,513,145.41	3,802,036.56
12668BE33	13,928,835.54	-	13,928,835.54	13,081,072.18	(847,763.36)	13,081,072.18	9,546,383.41
12669B3B6	65,409.70	-	65,409.70	35,269.47	(30,140.23)	35,269.47	48,988.83
12669FVD2	858,107.46	-	858,107.46	804,119.58	(53,987.88)	804,119.58	854,710.58
12669FW82	1,015,805.12	-	1,015,805.12	975,988.96	(39,816.16)	975,988.96	770,763.52
12669GKH3	11,817,843.84	-	11,817,843.84	11,343,160.99	(474,682.85)	11,343,160.99	9,250,248.44
12669GMS7	205,855.54	-	205,855.54	193,668.85	(12,186.69)	193,668.85	175,858.37
12669GRM5	2,635,349.19	-	2,635,349.19	2,451,227.00	(184,122.19)	2,451,227.00	2,127,705.34
12669GRQ6	6,472,125.17	-	6,472,125.17	6,054,262.33	(417,862.84)	6,054,262.33	5,782,563.12
12669GTV3	339,622.83	-	339,622.83	311,854.40	(27,768.43)	311,854.40	242,733.97
12669GUR0	3,316,493.22	-	3,316,493.22	3,189,613.15	(126,880.07)	3,189,613.15	2,328,534.88
14983CAA3	1,274,147.66	-	1,274,147.66	1,196,953.48	(77,194.18)	1,196,953.48	837,139.86
17311YAC7	2,898,818.47	-	2,898,818.47	2,491,417.26	(407,401.21)	2,491,417.26	2,326,545.71
22540VG71	122,879.34	-	122,879.34	122,460.00	(419.34)	122,460.00	121,864.87
225470B93	4,582,217.54	-	4,582,217.54	4,509,934.32	(72,283.22)	4,509,934.32	3,845,680.35
22943HAD8	10,470,446.75	-	10,470,446.75	8,957,363.82	(1,513,082.93)	8,957,363.82	7,387,020.00
23243AAD8	989,370.51	-	989,370.51	955,614.98	(33,755.53)	955,614.98	717,483.87
23245QAA7	2,071,789.83	-	2,071,789.83	1,955,492.72	(116,297.11)	1,955,492.72	1,565,153.34
23321P6A1	2,863,387.53	-	2,863,387.53	2,856,459.02	(6,928.51)	2,856,459.02	2,786,385.86
23332UFV1	1,289,366.54	-	1,289,366.54	1,282,023.04	(7,343.50)	1,282,023.04	911,008.17
251508AB3	7,534,519.27	-	7,534,519.27	6,934,953.06	(599,566.21)	6,934,953.06	4,710,530.76
30251YAB4	7,206,825.42	-	7,206,825.42	7,150,532.74	(56,292.68)	7,150,532.74	5,424,394.15
32056CAH2	15,970,892.52	-	15,970,892.52	15,625,008.42	(345,884.10)	15,625,008.42	14,097,475.09
36185NXT2	480,300.23	-	480,300.23	342,093.29	(138,206.94)	342,093.29	360,669.96
36228FC53	1,037,017.12	-	1,037,017.12	982,991.94	(54,025.18)	982,991.94	842,138.90
362341L49	5,106,623.24	-	5,106,623.24	5,021,034.34	(85,588.90)	5,021,034.34	4,412,830.84
362341TM1	2,443,201.11	-	2,443,201.11	2,374,066.43	(69,134.68)	2,374,066.43	2,292,997.45
362480AD7	11,678,000.76	-	11,678,000.76	11,207,319.96	(470,680.80)	11,207,319.96	7,858,713.01
39538RAB5	9,839,578.13	-	9,839,578.13	9,740,017.04	(99,561.09)	9,740,017.04	6,825,326.72
39538RBB4	11,118,644.03	-	11,118,644.03	10,867,077.20	(251,566.83)	10,867,077.20	8,084,521.46
39538WFH6	9,253,858.85	-	9,253,858.85	9,008,051.77	(245,807.08)	9,008,051.77	6,507,935.92
39538WHF8	25,147,502.44	-	25,147,502.44	24,863,316.46	(284,185.98)	24,863,316.46	18,158,716.82
39539GAA0	4,142,380.99	-	4,142,380.99	3,858,924.02	(283,456.97)	3,858,924.02	3,093,463.70
41161PFR9	1,089,162.17	-	1,089,162.17	1,062,736.29	(26,425.88)	1,062,736.29	964,707.20
41161PHU0	6,805,621.64	-	6,805,621.64	6,566,125.81	(239,495.83)	6,566,125.81	5,535,257.34
41161PKH5	465,705.71	-	465,705.71	447,126.11	(18,579.60)	447,126.11	331,165.28
41161PL43	15,904,690.31	-	15,904,690.31	15,427,639.04	(477,051.27)	15,427,639.04	12,519,861.74
41161PLR2	11,217,125.58	-	11,217,125.58	10,366,730.27	(850,395.31)	10,366,730.27	8,096,014.35
41161PMG5	14,212,262.03	-	14,212,262.03	13,086,899.71	(1,125,362.32)	13,086,899.71	9,903,452.27
41161PQU0	11,206,801.04	-	11,206,801.04	11,083,259.53	(123,541.51)	11,083,259.53	8,829,517.26
41161PSK0	4,155,867.99	-	4,155,867.99	4,140,078.71	(15,789.28)	4,140,078.71	3,311,704.79
41161PTN3	1,861,916.34	-	1,861,916.34	1,835,975.71	(25,940.63)	1,835,975.71	1,380,582.71
41161PWB5	5,844,745.44	-	5,844,745.44	5,799,323.66	(45,421.78)	5,799,323.66	4,123,200.14

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
41161PXH1	$677,816.57	$-	$677,816.57	$669,094.72	$(8,721.85)	$669,094.72	$477,286.09
41162DAF6	8,994,069.64	-	8,994,069.64	7,961,170.02	(1,032,899.62)	7,961,170.02	7,118,547.39
41164LAB5	12,621,800.45	-	12,621,800.45	11,230,967.78	(1,390,832.67)	11,230,967.78	8,387,551.76
41164YAB7	10,726,262.52	-	10,726,262.52	10,475,360.99	(250,901.53)	10,475,360.99	7,668,382.14
43739EBJ5	8,350,734.18	-	8,350,734.18	7,950,384.41	(400,349.77)	7,950,384.41	6,251,970.02
43739EBS5	8,105,864.82	-	8,105,864.82	7,658,917.19	(446,947.63)	7,658,917.19	6,751,074.64
45254NHV2	247,136.73	-	247,136.73	233,455.99	(13,680.74)	233,455.99	209,178.13
45254NJG3	1,142,062.94	-	1,142,062.94	1,122,485.65	(19,577.29)	1,122,485.65	956,740.55
45254NKF3	4,447,562.20	-	4,447,562.20	4,407,084.59	(40,477.61)	4,407,084.59	4,349,125.98
45254NML8	1,023,637.01	-	1,023,637.01	1,023,042.60	(594.41)	1,023,042.60	798,028.88
45254NPA9	13,599,192.07	-	13,599,192.07	13,231,174.95	(368,017.12)	13,231,174.95	11,211,853.18
45254NPU5	4,802,222.03	-	4,802,222.03	4,628,886.89	(173,335.14)	4,628,886.89	3,490,188.34
45254TRX4	297,840.06	-	297,840.06	293,087.16	(4,752.90)	293,087.16	207,069.94
45254TSM7	3,295,634.70	-	3,295,634.70	3,266,883.53	(28,751.17)	3,266,883.53	2,097,577.20
45257EAA2	3,879,055.62	-	3,879,055.62	3,664,344.06	(214,711.56)	3,664,344.06	3,535,358.63
45660LW96	3,085,309.15	-	3,085,309.15	2,903,399.55	(181,909.60)	2,903,399.55	1,872,549.76
45660LY94	485,927.29	-	485,927.29	307,876.96	(178,050.33)	307,876.96	183,383.48
45660LYW3	3,582,993.37	-	3,582,993.37	2,965,244.32	(617,749.05)	2,965,244.32	2,142,003.90
45660N3S2	4,168,246.96	-	4,168,246.96	4,148,358.98	(19,887.98)	4,148,358.98	3,817,083.54
45660NQ24	853,542.41	-	853,542.41	802,184.25	(51,358.16)	802,184.25	791,950.38
456612AC4	14,752,889.16	-	14,752,889.16	13,658,056.92	(1,094,832.24)	13,658,056.92	9,476,622.32
45661LAG3	4,918,903.42	-	4,918,903.42	4,767,495.48	(151,407.94)	4,767,495.48	4,036,455.12
45667WAA6	3,657,646.56	-	3,657,646.56	3,407,235.80	(250,410.76)	3,407,235.80	3,135,273.61
466247BC6	140,463.09	-	140,463.09	139,336.41	(1,126.68)	139,336.41	137,500.62
525221AJ6	2,423,202.18	-	2,423,202.18	2,408,596.80	(14,605.38)	2,408,596.80	1,681,253.43
525221EN3	10,347,206.55	-	10,347,206.55	8,058,470.44	(2,288,736.11)	8,058,470.44	6,566,646.65
525221GM3	3,131,481.61	-	3,131,481.61	2,964,863.90	(166,617.71)	2,964,863.90	1,891,920.84
52524YAF0	10,705,885.46	-	10,705,885.46	10,608,844.00	(97,041.46)	10,608,844.00	7,272,729.33
550279AA1	4,183,735.11	-	4,183,735.11	4,132,667.48	(51,067.63)	4,132,667.48	3,211,786.83
55027AAR1	10,402,608.17	-	10,402,608.17	10,175,024.99	(227,583.18)	10,175,024.99	7,001,283.12
55027AAU4	5,421,668.41	-	5,421,668.41	5,198,866.80	(222,801.61)	5,198,866.80	3,379,511.88
55027BAA6	14,422,565.14	-	14,422,565.14	14,012,496.58	(410,068.56)	14,012,496.58	9,444,008.61
576433G42	7,620,937.36	-	7,620,937.36	7,346,531.01	(274,406.35)	7,346,531.01	5,368,399.14
576433H33	3,914,653.00	-	3,914,653.00	3,779,758.84	(134,894.16)	3,779,758.84	3,725,126.07
576438AA3	3,170,157.17	-	3,170,157.17	3,154,671.70	(15,485.47)	3,154,671.70	2,688,395.08
57643LMP8	1,818,151.86	-	1,818,151.86	1,734,492.66	(83,659.20)	1,734,492.66	1,093,308.00
617463AA2	18,190.33	-	18,190.33	17,901.18	(289.15)	17,901.18	14,579.46
61750FAE0	669,494.38	-	669,494.38	629,661.33	(39,833.05)	629,661.33	571,359.46
617526AE8	314,327.91	-	314,327.91	300,966.95	(13,360.96)	300,966.95	228,521.15
63543XAH2	106,600.00	-	106,600.00	79,020.00	(27,580.00)	79,020.00	100,000.00
64352VNY3	2,963,790.95	-	2,963,790.95	2,721,526.68	(242,264.27)	2,721,526.68	1,402,020.00
65535VRK6	1,114,388.91	-	1,114,388.91	1,072,060.59	(42,328.32)	1,072,060.59	1,055,783.60
65535VUS5	2,153,982.46	-	2,153,982.46	1,841,133.77	(312,848.69)	1,841,133.77	1,904,936.36
66987XBV6	18,653.88	-	18,653.88	18,052.56	(601.32)	18,052.56	13,570.85
74922AAA5	13,943,565.17	-	13,943,565.17	13,688,265.61	(255,299.56)	13,688,265.61	8,514,255.33
75114GAC3	18,526,178.13	-	18,526,178.13	18,199,499.83	(326,678.30)	18,199,499.83	12,887,711.47
75114HAD9	17,431,974.80	-	17,431,974.80	16,987,120.85	(444,853.95)	16,987,120.85	13,037,178.33
75114NAA2	8,422,001.05	-	8,422,001.05	8,389,607.15	(32,393.90)	8,389,607.15	6,867,667.02
75114NAB0	3,022,759.65	-	3,022,759.65	3,017,026.02	(5,733.63)	3,017,026.02	2,735,828.82
75970NAG2	1,672,850.85	-	1,672,850.85	1,580,319.99	(92,530.86)	1,580,319.99	1,316,403.38
759950EL8	4,369,242.19	-	4,369,242.19	4,171,673.19	(197,569.00)	4,171,673.19	4,268,234.94
760985U33	619,524.33	-	619,524.33	508,808.67	(110,715.66)	508,808.67	301,850.44
76110GE23	5,194,269.38	-	5,194,269.38	5,130,427.40	(63,841.98)	5,130,427.40	4,358,588.14

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
76110GTL5	$932,001.08	$-	$932,001.08	$762,733.61	$(169,267.47)	$762,733.61	$850,961.76
76110GV40	3,116,460.84	-	3,116,460.84	2,955,452.79	(161,008.05)	2,955,452.79	2,784,815.56
76110GVT5	2,221,320.41	-	2,221,320.41	2,053,290.88	(168,029.53)	2,053,290.88	2,154,244.36
76110GWG2	1,628,169.23	-	1,628,169.23	1,497,239.37	(130,929.86)	1,497,239.37	1,525,109.56
76110GZQ7	7,320,464.50	-	7,320,464.50	7,260,673.39	(59,791.11)	7,260,673.39	6,305,260.05
76110GZR5	2,460,530.70	-	2,460,530.70	2,020,311.93	(440,218.77)	2,020,311.93	2,082,824.91
761118NN4	8,970,194.40	-	8,970,194.40	8,854,040.82	(116,153.58)	8,854,040.82	6,065,811.19
761118RJ9	388,592.06	-	388,592.06	367,492.35	(21,099.71)	367,492.35	229,312.93
761118RM2	18,435,535.65	-	18,435,535.65	17,706,883.39	(728,652.26)	17,706,883.39	12,966,353.51
79549ASN0	188,855.67	-	188,855.67	96,628.07	(92,227.60)	96,628.07	156,004.99
80557BAC8	7,073,934.57	-	7,073,934.57	6,658,521.05	(415,413.52)	6,658,521.05	5,994,708.50
81378EAA1	2,835,965.73	-	2,835,965.73	2,729,570.58	(106,395.15)	2,729,570.58	1,991,329.48
81379EAA0	393,146.04	-	393,146.04	382,391.58	(10,754.46)	382,391.58	347,864.03
83613GAA7	2,424,305.21	-	2,424,305.21	2,289,435.53	(134,869.68)	2,289,435.53	1,882,122.00
84752CAE7	1,577,215.87	-	1,577,215.87	1,521,215.46	(56,000.41)	1,521,215.46	751,364.85
8635722A0	246,838.88	-	246,838.88	235,041.39	(11,797.49)	235,041.39	214,420.07
863579DV7	471,733.98	-	471,733.98	468,843.11	(2,890.87)	468,843.11	367,893.29
863579KG2	3,245,100.31	-	3,245,100.31	3,099,874.57	(145,225.74)	3,099,874.57	2,990,920.99
863579YR3	6,981,204.72	-	6,981,204.72	6,615,297.71	(365,907.01)	6,615,297.71	6,138,939.08
86358HHX0	1,001,108.45	-	1,001,108.45	987,386.44	(13,722.01)	987,386.44	807,677.73
86358RA23	4,524,533.79	-	4,524,533.79	4,465,507.90	(59,025.89)	4,465,507.90	3,907,151.38
86358RL88	226,189.24	-	226,189.24	58,057.55	(168,131.69)	58,057.55	122,236.18
86358RP68	593,608.65	-	593,608.65	591,449.14	(2,159.51)	591,449.14	579,356.43
86358RUQ8	88,513.41	-	88,513.41	25,607.70	(62,905.71)	25,607.70	88,499.05
86359ACC5	754,969.66	-	754,969.66	541,626.76	(213,342.90)	541,626.76	511,408.43
86359BKB6	972,851.53	-	972,851.53	923,717.36	(49,134.17)	923,717.36	980,064.82
86359BLB5	1,252,854.82	-	1,252,854.82	1,239,560.72	(13,294.10)	1,239,560.72	1,222,569.46
86359DUR6	19,298,016.21	-	19,298,016.21	17,954,125.14	(1,343,891.07)	17,954,125.14	14,380,687.56
86359LRW1	21,245,312.20	-	21,245,312.20	20,534,345.47	(710,966.73)	20,534,345.47	15,097,985.41
86359LSM2	1,399,891.35	-	1,399,891.35	1,327,165.09	(72,726.26)	1,327,165.09	1,037,905.37
86360JAA9	11,391,844.75	-	11,391,844.75	10,989,386.04	(402,458.71)	10,989,386.04	6,815,506.29
86360JAE1	8,836,521.87	-	8,836,521.87	8,442,723.34	(393,798.53)	8,442,723.34	5,991,741.22
86360KAF5	34,500,571.37	-	34,500,571.37	32,904,063.84	(1,596,507.53)	32,904,063.84	22,382,347.38
86360UAF3	4,237,400.71	-	4,237,400.71	3,887,982.50	(349,418.21)	3,887,982.50	2,779,752.52
86361HAA2	13,013,081.24	-	13,013,081.24	12,328,462.58	(684,618.66)	12,328,462.58	9,078,783.67
86361HAB0	8,510,636.17	-	8,510,636.17	7,911,868.46	(598,767.71)	7,911,868.46	8,426,051.80
86363DAA9	9,969,991.34	-	9,969,991.34	9,039,799.82	(930,191.52)	9,039,799.82	6,772,652.20
872227AE3	1,910,011.85	-	1,910,011.85	1,844,666.33	(65,345.52)	1,844,666.33	1,429,459.84
88157QAL2	698,223.45	-	698,223.45	630,409.67	(67,813.78)	630,409.67	1,177,582.12
929227QB5	232,806.19	-	232,806.19	223,929.84	(8,876.35)	223,929.84	204,572.07
92922F4M7	4,472,237.35	-	4,472,237.35	4,424,884.76	(47,352.59)	4,424,884.76	3,637,374.21
92922F5T1	7,625,591.08	-	7,625,591.08	7,532,936.26	(92,654.82)	7,532,936.26	6,520,405.82
92922F7Q5	9,591,622.46	-	9,591,622.46	9,395,996.92	(195,625.54)	9,395,996.92	7,443,451.12
92922FTJ7	1,317,040.29	-	1,317,040.29	1,288,359.22	(28,681.07)	1,288,359.22	1,142,701.99
92922FWU8	3,843,712.21	-	3,843,712.21	3,739,680.49	(104,031.72)	3,739,680.49	3,352,423.20
92925CBB7	4,414,949.29	-	4,414,949.29	4,365,574.43	(49,374.86)	4,365,574.43	3,480,246.65
92926SAE6	2,379,476.79	-	2,379,476.79	2,155,902.71	(223,574.08)	2,155,902.71	2,123,918.65
92977YAY7	2,965,308.91	-	2,965,308.91	2,448,469.16	(516,839.75)	2,448,469.16	546,787.98
939336X65	1,741,456.57	-	1,741,456.57	1,734,753.31	(6,703.26)	1,734,753.31	1,423,713.09
93934FHC9	8,460,192.37	-	8,460,192.37	8,261,569.02	(198,623.35)	8,261,569.02	5,823,343.48
93934FJQ6	15,137,829.51	-	15,137,829.51	14,738,335.29	(399,494.22)	14,738,335.29	10,723,494.10
94985JAG5	18,250,633.52	-	18,250,633.52	17,383,308.71	(867,324.81)	17,383,308.71	18,341,034.90
Totals	$1,130,732,656.14	$-	$1,130,732,656.14	$1,078,535,670.23	$(52,196,985.91)	$1,078,535,670.23	$839,143,290.12

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed securities for the three months ended March 31, 2011:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
00104BAF7	$589,264.55	$-	$589,264.55	$370,000.00	$(219,264.55)	$370,000.00	$370,000.00
00442JAE4	4,710,238.75	-	4,710,238.75	4,591,638.85	(118,599.90)	4,591,638.85	4,358,285.50
00443MAB2	107,340.11	-	107,340.11	44,124.83	(63,215.28)	44,124.83	102,421.70
007034AQ4	5,744,388.21	-	5,744,388.21	5,575,615.32	(168,772.89)	5,575,615.32	4,579,731.18
007037BK9	465,256.29	-	465,256.29	455,228.08	(10,028.21)	455,228.08	286,020.38
02146QAB9	13,969,583.20	-	13,969,583.20	13,546,263.46	(423,319.74)	13,546,263.46	9,685,224.76
02146YAD8	19,095,808.55	-	19,095,808.55	18,491,705.71	(604,102.84)	18,491,705.71	13,815,077.28
02147CAA1	9,299,089.46	-	9,299,089.46	9,131,294.02	(167,795.44)	9,131,294.02	7,305,515.71
02147DAB7	11,404,066.20	-	11,404,066.20	11,369,792.68	(34,273.52)	11,369,792.68	7,999,314.91
02147DAV3	241,249.93	-	241,249.93	238,256.54	(2,993.39)	238,256.54	199,677.64
02660TBF9	595,863.06	-	595,863.06	330,916.80	(264,946.26)	330,916.80	1,822,967.12
02660TGN7	8,456,484.74	-	8,456,484.74	8,384,613.41	(71,871.33)	8,384,613.41	5,817,181.56
02660TJB0	23,152,239.57	-	23,152,239.57	22,442,810.38	(709,429.19)	22,442,810.38	15,237,145.62
040104QN4	3,890,541.86	-	3,890,541.86	3,668,981.66	(221,560.20)	3,668,981.66	3,003,086.41
040104RV5	2,469,257.30	-	2,469,257.30	2,257,355.17	(211,902.13)	2,257,355.17	2,267,884.85
040104TF8	100,649.39	-	100,649.39	91,964.11	(8,685.28)	91,964.11	76,041.11
040104TG6	1,104,833.64	-	1,104,833.64	1,019,703.02	(85,130.62)	1,019,703.02	991,534.77
04012XAC9	264,724.37	-	264,724.37	258,174.29	(6,550.08)	258,174.29	220,523.01
05946XYP2	1,026,184.98	-	1,026,184.98	1,008,137.20	(18,047.78)	1,008,137.20	734,911.14
06050HKX5	623,869.62	-	623,869.62	596,011.52	(27,858.10)	596,011.52	300,516.70
06652DAA7	6,424,514.04	-	6,424,514.04	6,312,530.55	(111,983.49)	6,312,530.55	4,993,003.57
07386HSP7	5,557,088.46	-	5,557,088.46	5,425,826.64	(131,261.82)	5,425,826.64	4,079,941.14
073879Z92	10,172,212.75	-	10,172,212.75	9,405,259.64	(766,953.11)	9,405,259.64	4,439,959.88
07400XAB4	2,944,475.07	-	2,944,475.07	2,788,229.78	(156,245.29)	2,788,229.78	1,996,542.09
07401LAA1	14,001,795.67	-	14,001,795.67	13,574,890.71	(426,904.96)	13,574,890.71	10,381,739.73
07401LAQ6	3,257,015.04	-	3,257,015.04	3,158,276.26	(98,738.78)	3,158,276.26	2,519,662.32
07820QAY1	13,662,239.67	-	13,662,239.67	13,484,688.23	(177,551.44)	13,484,688.23	10,195,113.55
124860CB1	148,669.82	-	148,669.82	143,459.50	(5,210.32)	143,459.50	124,770.44
1248MGAJ3	99,253.04	-	99,253.04	80,199.54	(19,053.50)	80,199.54	90,039.92
12498NAB9	890,567.71	-	890,567.71	832,500.69	(58,067.02)	832,500.69	852,007.46
126670KN7	1,828,008.00	-	1,828,008.00	1,817,051.16	(10,956.84)	1,817,051.16	1,213,236.00
12667GR62	9,241,938.15	-	9,241,938.15	8,737,452.47	(504,485.68)	8,737,452.47	7,663,689.77
12667GRW5	424,692.87	-	424,692.87	400,404.54	(24,288.33)	400,404.54	350,910.91
12667GS20	12,869,652.72	-	12,869,652.72	12,677,552.86	(192,099.86)	12,677,552.86	8,533,662.30
12667GWF6	7,442,163.97	-	7,442,163.97	7,289,790.65	(152,373.32)	7,289,790.65	5,204,045.91
12668A3Q6	8,092,108.87	-	8,092,108.87	7,399,367.09	(692,741.78)	7,399,367.09	4,556,737.42
12668A4B8	14,330,751.54	-	14,330,751.54	13,633,956.43	(696,795.11)	13,633,956.43	10,065,595.58
12668ACZ6	3,581,158.60	-	3,581,158.60	3,510,183.17	(70,975.43)	3,510,183.17	2,463,470.40
12668AEV3	11,134,871.86	-	11,134,871.86	10,779,411.63	(355,460.23)	10,779,411.63	8,434,689.81
12668AGW9	264,810.23	-	264,810.23	251,757.65	(13,052.58)	251,757.65	195,768.44
12668AVP7	6,836,111.07	-	6,836,111.07	6,507,240.39	(328,870.68)	6,507,240.39	4,999,884.03
12668BB77	22,294,484.46	-	22,294,484.46	21,191,222.90	(1,103,261.56)	21,191,222.90	17,162,616.50
12668BDC4	4,905,143.40	-	4,905,143.40	4,847,413.62	(57,729.78)	4,847,413.62	4,057,423.69
12668BE33	14,231,458.83	-	14,231,458.83	14,226,030.94	(5,427.89)	14,226,030.94	10,337,333.12
126694N46	318,261.79	-	318,261.79	302,062.88	(16,198.91)	302,062.88	223,220.43
126694YM4	3,024,822.87	-	3,024,822.87	2,838,508.63	(186,314.24)	2,838,508.63	2,251,075.13
12669FW82	1,040,834.11	-	1,040,834.11	1,034,923.79	(5,910.32)	1,034,923.79	674,342.64
12669GKH3	12,108,184.91	-	12,108,184.91	12,052,219.02	(55,965.89)	12,052,219.02	10,051,057.69
12669GMS7	229,995.60	-	229,995.60	213,867.62	(16,127.98)	213,867.62	179,517.12
12669GTV3	366,063.26	-	366,063.26	361,031.76	(5,031.50)	361,031.76	268,628.38

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12669GUR0	$3,459,992.03	$-	$3,459,992.03	$3,430,694.44	$(29,297.59)	$3,430,694.44	$2,465,216.68
152314MJ6	1,339,409.85	-	1,339,409.85	1,224,692.73	(114,717.12)	1,224,692.73	1,187,215.36
172939AB6	10,187.44	-	10,187.44	7,626.42	(2,561.02)	7,626.42	9,659.23
22943HAD8	11,301,065.00	-	11,301,065.00	10,539,636.45	(761,428.55)	10,539,636.45	7,572,075.00
23242TAB2	3,135,355.37	-	3,135,355.37	2,834,797.20	(300,558.17)	2,834,797.20	2,844,347.15
23243AAD8	1,053,437.78	-	1,053,437.78	1,024,227.89	(29,209.89)	1,024,227.89	755,911.63
23245QAA7	2,167,522.27	-	2,167,522.27	2,110,320.01	(57,202.26)	2,110,320.01	1,664,856.22
23332UAR5	8,321,635.47	-	8,321,635.47	8,259,216.82	(62,418.65)	8,259,216.82	6,824,519.40
23332UAS3	95,237.17	-	95,237.17	87,835.28	(7,401.89)	87,835.28	99,417.38
23332UBV5	5,364,682.19	-	5,364,682.19	5,319,810.41	(44,871.78)	5,319,810.41	3,885,660.43
23332UBW3	205,837.23	-	205,837.23	194,753.01	(11,084.22)	194,753.01	193,229.95
23332UDU5	18,530,850.60	-	18,530,850.60	18,295,392.40	(235,458.20)	18,295,392.40	12,847,439.68
251508AB3	7,886,794.96	-	7,886,794.96	7,853,452.30	(33,342.66)	7,853,452.30	5,243,323.95
251510EH2	29,271,090.55	-	29,271,090.55	29,156,187.86	(114,902.69)	29,156,187.86	28,575,495.79
251510FB4	4,353,161.88	-	4,353,161.88	4,322,367.38	(30,794.50)	4,322,367.38	3,614,213.05
251510NC3	12,037,926.40	-	12,037,926.40	11,830,296.16	(207,630.24)	11,830,296.16	4,058,844.82
32113JAA3	652,415.48	-	652,415.48	631,834.69	(20,580.79)	631,834.69	458,747.41
36298XAB8	20,912,320.60	-	20,912,320.60	20,392,850.48	(519,470.12)	20,392,850.48	20,818,002.95
39538RAB5	10,077,417.59	-	10,077,417.59	9,966,990.98	(110,426.61)	9,966,990.98	7,013,397.00
39538RBB4	11,624,399.05	-	11,624,399.05	11,244,009.67	(380,389.38)	11,244,009.67	8,373,948.18
39538WFH6	9,786,332.77	-	9,786,332.77	9,398,523.77	(387,809.00)	9,398,523.77	6,641,100.36
39538WHF8	26,346,268.95	-	26,346,268.95	25,365,678.60	(980,590.35)	25,365,678.60	19,090,452.87
39539GAA0	4,445,526.26	-	4,445,526.26	4,265,434.30	(180,091.96)	4,265,434.30	3,373,549.63
40430HBJ6	2,092.00	-	2,092.00	547.43	(1,544.57)	547.43	2,374.38
41161PHC0	6,988,120.14	-	6,988,120.14	6,987,832.35	(287.79)	6,987,832.35	5,977,628.80
41161PHU0	6,954,769.74	-	6,954,769.74	6,928,264.20	(26,505.54)	6,928,264.20	5,852,295.66
41161PL43	17,262,240.50	-	17,262,240.50	16,479,455.42	(782,785.08)	16,479,455.42	13,247,528.30
41161PMG5	14,501,616.74	-	14,501,616.74	14,480,869.67	(20,747.07)	14,480,869.67	10,843,536.30
41161PQU0	11,745,812.76	-	11,745,812.76	11,425,500.98	(320,311.78)	11,425,500.98	9,321,170.97
41161PTN3	1,953,112.70	-	1,953,112.70	1,900,781.42	(52,331.28)	1,900,781.42	1,498,229.08
41161PWB5	6,171,180.55	-	6,171,180.55	5,958,151.99	(213,028.56)	5,958,151.99	4,487,320.60
41161PXH1	698,628.16	-	698,628.16	696,041.87	(2,586.29)	696,041.87	513,578.10
41162DAF6	9,355,131.20	-	9,355,131.20	9,283,308.59	(71,822.61)	9,283,308.59	7,322,078.83
41164LAB5	13,057,462.44	-	13,057,462.44	12,958,126.46	(99,335.98)	12,958,126.46	9,202,510.60
41164YAB7	11,016,022.42	-	11,016,022.42	10,930,434.33	(85,588.09)	10,930,434.33	7,930,491.60
43739EAP2	17,851,761.66	-	17,851,761.66	17,261,257.96	(590,503.70)	17,261,257.96	14,809,109.55
45254NHV2	285,324.23	-	285,324.23	254,001.98	(31,322.25)	254,001.98	219,107.68
45254NJG3	1,173,132.25	-	1,173,132.25	1,168,231.39	(4,900.86)	1,168,231.39	976,895.85
45254NKF3	4,584,071.58	-	4,584,071.58	4,572,566.46	(11,505.12)	4,572,566.46	4,435,278.03
45254NKX4	5,589,579.43	-	5,589,579.43	5,323,416.56	(266,162.87)	5,323,416.56	4,413,186.16
45254NMB0	1,079,859.80	-	1,079,859.80	1,060,867.26	(18,992.54)	1,060,867.26	975,349.02
45254NNP8	11,991,237.76	-	11,991,237.76	11,561,972.08	(429,265.68)	11,561,972.08	8,596,589.87
45254NPA9	13,922,074.80	-	13,922,074.80	13,831,744.89	(90,329.91)	13,831,744.89	11,508,051.01
45254NPU5	4,920,186.83	-	4,920,186.83	4,892,838.11	(27,348.72)	4,892,838.11	3,592,541.58
45254TRX4	307,714.39	-	307,714.39	302,793.09	(4,921.30)	302,793.09	224,239.78
45254TSM7	3,485,160.64	-	3,485,160.64	3,365,767.96	(119,392.68)	3,365,767.96	2,368,775.82
45660LKW8	23,500,330.55	-	23,500,330.55	23,457,394.18	(42,936.37)	23,457,394.18	16,946,705.27
45660LW96	3,188,739.98	-	3,188,739.98	3,167,553.69	(21,186.29)	3,167,553.69	2,008,996.89
45660N3S2	4,686,399.88	-	4,686,399.88	4,659,784.99	(26,614.89)	4,659,784.99	4,427,591.12
45660NS30	1,290,339.16	-	1,290,339.16	1,277,361.61	(12,977.55)	1,277,361.61	988,812.55
456612AC4	15,042,353.71	-	15,042,353.71	14,818,974.78	(223,378.93)	14,818,974.78	10,400,450.35
45667WAA6	3,069,479.51	-	3,069,479.51	3,062,662.92	(6,816.59)	3,062,662.92	2,761,372.48
46627MCS4	6,340,775.64	-	6,340,775.64	6,160,725.55	(180,050.09)	6,160,725.55	5,541,127.70

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
525221CD7	$185,229.78	$-	$185,229.78	$180,661.01	$(4,568.77)	$180,661.01	$26,503.00
525221EN3	11,462,368.81	-	11,462,368.81	10,860,051.52	(602,317.29)	10,860,051.52	7,326,416.44
550279AA1	4,367,826.86	-	4,367,826.86	4,314,531.93	(53,294.93)	4,314,531.93	3,515,439.50
55027AAU4	5,543,452.77	-	5,543,452.77	5,520,686.30	(22,766.47)	5,520,686.30	3,402,820.15
55027BAA6	48,831.32	-	48,831.32	48,511.76	(319.56)	48,511.76	32,715.29
576433E44	120,059.39	-	120,059.39	94,910.72	(25,148.67)	94,910.72	61,270.24
576433H33	3,896,952.23	-	3,896,952.23	3,680,166.16	(216,786.07)	3,680,166.16	3,807,533.53
576433RU2	1,597,338.00	-	1,597,338.00	1,569,649.11	(27,688.89)	1,569,649.11	1,144,800.00
576433SE7	1,551,096.00	-	1,551,096.00	1,447,701.42	(103,394.58)	1,447,701.42	865,180.00
576433YN0	1,163,479.97	-	1,163,479.97	1,152,853.52	(10,626.45)	1,152,853.52	808,353.27
576438AA3	3,209,357.95	-	3,209,357.95	3,200,667.18	(8,690.77)	3,200,667.18	2,878,466.05
57643LMP8	1,965,723.00	-	1,965,723.00	1,783,011.54	(182,711.46)	1,783,011.54	1,339,842.00
59020UQ40	1,063,563.18	-	1,063,563.18	1,032,423.17	(31,140.01)	1,032,423.17	867,899.64
59020UQ57	3,353,720.00	-	3,353,720.00	3,228,910.72	(124,809.28)	3,228,910.72	1,648,808.00
617463AA2	37,690.90	-	37,690.90	18,533.08	(19,157.82)	18,533.08	16,164.87
61750FAE0	698,158.75	-	698,158.75	661,931.44	(36,227.31)	661,931.44	631,736.61
617526AE8	316,386.07	-	316,386.07	307,351.88	(9,034.19)	307,351.88	284,354.06
61913PAA0	11,861,939.34	-	11,861,939.34	11,822,612.33	(39,327.01)	11,822,612.33	10,884,079.39
65535VRK6	630,330.10	-	630,330.10	612,332.91	(17,997.19)	612,332.91	596,472.32
65535VUS5	2,071,573.08	-	2,071,573.08	1,978,385.06	(93,188.02)	1,978,385.06	1,945,131.37
68383NCA9	22,031,572.87	-	22,031,572.87	21,626,068.73	(405,504.14)	21,626,068.73	16,461,150.17
68383NCD3	2,849,829.00	-	2,849,829.00	2,774,887.20	(74,941.80)	2,774,887.20	2,212,749.00
68383NCU5	8,267,552.26	-	8,267,552.26	7,994,840.81	(272,711.45)	7,994,840.81	6,364,415.96
68383NDT7	8,030,564.95	-	8,030,564.95	7,994,189.90	(36,375.05)	7,994,189.90	4,752,065.89
68400XAY6	141,048.56	-	141,048.56	138,640.06	(2,408.50)	138,640.06	115,827.33
74922MAB7	9,380,033.34	-	9,380,033.34	9,093,054.21	(286,979.13)	9,093,054.21	6,450,401.08
74922MAC5	1,231,505.34	-	1,231,505.34	1,195,511.69	(35,993.65)	1,195,511.69	890,221.13
75114GAC3	19,526,531.48	-	19,526,531.48	19,000,440.48	(526,091.00)	19,000,440.48	12,961,241.65
75114HAD9	18,413,725.00	-	18,413,725.00	18,074,722.94	(339,002.06)	18,074,722.94	12,041,468.43
75114NAA2	9,234,696.08	-	9,234,696.08	8,968,477.42	(266,218.66)	8,968,477.42	7,380,035.09
75114NAB0	3,321,540.25	-	3,321,540.25	3,223,849.24	(97,691.01)	3,223,849.24	2,941,939.37
76110GUG4	1,736,618.13	-	1,736,618.13	1,675,102.89	(61,515.24)	1,675,102.89	1,358,606.99
76110GV40	3,213,701.21	-	3,213,701.21	3,205,742.15	(7,959.06)	3,205,742.15	2,857,699.66
76110GZR5	2,519,125.78	-	2,519,125.78	2,505,685.90	(13,439.88)	2,505,685.90	2,338,107.19
761118NN4	9,616,233.11	-	9,616,233.11	9,212,465.59	(403,767.52)	9,212,465.59	6,681,967.45
761118RJ9	423,258.56	-	423,258.56	406,328.16	(16,930.40)	406,328.16	261,230.49
761118RM2	19,565,066.00	-	19,565,066.00	19,011,802.61	(553,263.39)	19,011,802.61	13,212,157.50
761118WP9	11,843,541.36	-	11,843,541.36	11,505,430.18	(338,111.18)	11,505,430.18	8,165,585.15
79549ASN0	243,550.34	-	243,550.34	200,363.11	(43,187.23)	200,363.11	168,206.90
81378EAA1	3,325,082.01	-	3,325,082.01	3,030,042.82	(295,039.19)	3,030,042.82	2,880,970.89
81379EAA0	445,843.20	-	445,843.20	409,125.62	(36,717.58)	409,125.62	430,709.52
84752CAE7	1,633,787.58	-	1,633,787.58	1,535,515.37	(98,272.21)	1,535,515.37	791,931.67
863579KG2	3,460,787.26	-	3,460,787.26	3,339,320.77	(121,466.49)	3,339,320.77	3,182,371.09
863579YR3	7,440,056.27	-	7,440,056.27	7,217,490.27	(222,566.00)	7,217,490.27	6,686,531.36
86358R3Q8	1,205,956.26	-	1,205,956.26	1,200,264.50	(5,691.76)	1,200,264.50	982,167.28
86358RM46	129,912.67	-	129,912.67	103,247.22	(26,665.45)	103,247.22	122,123.77
86358RUQ8	105,006.50	-	105,006.50	89,035.08	(15,971.42)	89,035.08	91,206.95
86359DDB0	1,765,617.79	-	1,765,617.79	1,696,568.33	(69,049.46)	1,696,568.33	1,166,875.20
86359LRC5	17,540.37	-	17,540.37	13,236.91	(4,303.46)	13,236.91	31,935.87
86359LRW1	22,756,103.11	-	22,756,103.11	21,797,764.20	(958,338.91)	21,797,764.20	16,701,576.04
86359LSM2	1,490,375.66	-	1,490,375.66	1,440,589.88	(49,785.78)	1,440,589.88	1,099,477.16
86360JAA9	11,920,034.77	-	11,920,034.77	11,840,252.44	(79,782.33)	11,840,252.44	7,239,970.92
86360KAF5	36,222,587.38	-	36,222,587.38	35,336,677.60	(885,909.78)	35,336,677.60	24,333,653.21

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
86360UAF3	$4,442,388.60	$-	$4,442,388.60	$4,343,127.77	$(99,260.83)	$4,343,127.77	$3,047,124.69
86361HAA2	13,825,102.94	-	13,825,102.94	13,371,516.87	(453,586.07)	13,371,516.87	9,456,897.06
86363DAA9	10,299,552.90	-	10,299,552.90	10,255,608.56	(43,944.34)	10,255,608.56	7,463,825.12
872227AE3	2,014,117.80	-	2,014,117.80	1,965,394.21	(48,723.59)	1,965,394.21	1,538,096.28
92922F4M7	4,539,232.27	-	4,539,232.27	4,536,178.47	(3,053.80)	4,536,178.47	3,916,451.50
92922F5T1	7,724,800.87	-	7,724,800.87	7,704,580.05	(20,220.82)	7,704,580.05	6,650,764.95
92922F7Q5	9,859,684.75	-	9,859,684.75	9,783,806.88	(75,877.87)	9,783,806.88	8,097,662.24
92925CBB7	4,506,802.70	-	4,506,802.70	4,491,511.62	(15,291.08)	4,491,511.62	3,758,867.25
92926SAE6	824,848.92	-	824,848.92	774,661.89	(50,187.03)	774,661.89	757,579.02
9393365V1	1,769,138.97	-	1,769,138.97	1,739,381.10	(29,757.87)	1,739,381.10	1,427,128.46
93934FHC9	9,128,097.42	-	9,128,097.42	8,741,946.24	(386,151.18)	8,741,946.24	6,516,986.72
93934FJQ6	16,690,260.80	-	16,690,260.80	15,636,115.76	(1,054,145.04)	15,636,115.76	11,880,107.18
Total	$1,097,705,351.09	$-	$1,097,705,351.09	$1,068,852,203.67	$(28,853,147.42)	$1,068,852,203.67	$816,688,348.33

The following is the impairment listing for loan-backed securities for the three months ended December 31, 2010:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
02146QAB9	$14,448,993.31	$-	$14,448,993.31	$14,244,814.08	$(204,179.23)	$14,244,814.08	$9,484,475.75
02146TAQ0	18,412,140.00	-	18,412,140.00	18,352,529.00	(59,611.00)	18,352,529.00	18,130,624.75
02146YAD8	20,261,686.16	-	20,261,686.16	19,945,112.54	(316,573.62)	19,945,112.54	14,832,305.08
02147CAA1	10,097,939.94	-	10,097,939.94	9,416,554.84	(681,385.10)	9,416,554.84	7,787,184.64
02660TGN7	8,754,096.98	-	8,754,096.98	8,677,030.04	(77,066.94)	8,677,030.04	5,975,830.40
02660TJB0	23,776,128.29	-	23,776,128.29	23,755,283.44	(20,844.85)	23,755,283.44	15,304,554.36
02660XAD6	12,180,682.71	-	12,180,682.71	11,336,494.86	(844,187.85)	11,336,494.86	9,031,451.90
026929AA7	10,718,076.04	-	10,718,076.04	9,444,878.09	(1,273,197.95)	9,444,878.09	8,315,716.26
026929AD1	9,368,612.93	-	9,368,612.93	9,096,004.65	(272,608.28)	9,096,004.65	6,162,007.37
040104RV5	2,603,098.37	-	2,603,098.37	2,502,489.46	(100,608.91)	2,502,489.46	2,420,836.71
040104TF8	103,869.89	-	103,869.89	103,530.66	(339.23)	103,530.66	79,424.84
040104TG6	1,230,052.26	-	1,230,052.26	1,147,807.90	(82,244.36)	1,147,807.90	1,035,943.88
05539TAU9	251,719.71	-	251,719.71	160,891.91	(90,827.80)	160,891.91	283,300.23
05946XYP2	1,097,222.97	-	1,097,222.97	1,070,289.22	(26,933.75)	1,070,289.22	756,518.81
06652DAA7	6,637,266.97	-	6,637,266.97	6,598,398.37	(38,868.60)	6,598,398.37	5,163,033.88
07386HKS9	416,870.54	-	416,870.54	416,558.95	(311.59)	416,558.95	317,169.75
07386HSP7	5,738,444.67	-	5,738,444.67	5,724,320.80	(14,123.87)	5,724,320.80	4,032,007.24
073879Z92	10,551,946.88	-	10,551,946.88	9,928,106.95	(623,839.93)	9,928,106.95	4,548,895.82
07400XAB4	3,124,249.62	-	3,124,249.62	3,030,931.87	(93,317.75)	3,030,931.87	1,925,943.77
07401LAQ6	3,440,780.83	-	3,440,780.83	3,364,232.01	(76,548.82)	3,364,232.01	2,622,042.19
07820QAY1	7,515,259.03	-	7,515,259.03	7,242,054.27	(273,204.76)	7,242,054.27	5,905,538.13
124860CB1	165,879.86	-	165,879.86	150,674.31	(15,205.55)	150,674.31	123,580.50
12667FUL7	351,690.14	-	351,690.14	211,278.91	(140,411.23)	211,278.91	277,419.77
12667GR62	9,664,947.15	-	9,664,947.15	9,333,922.73	(331,024.42)	9,333,922.73	7,956,062.54
12667GRW5	475,053.45	-	475,053.45	447,078.16	(27,975.29)	447,078.16	369,841.59
12667GS20	13,599,477.60	-	13,599,477.60	13,366,988.50	(232,489.10)	13,366,988.50	8,814,648.76
12667GWF6	7,724,004.83	-	7,724,004.83	7,641,072.51	(82,932.32)	7,641,072.51	5,543,592.60
12668A3Q6	8,585,686.65	-	8,585,686.65	8,381,126.10	(204,560.55)	8,381,126.10	4,753,133.96
12668ACG8	3,839,090.67	-	3,839,090.67	3,750,962.58	(88,128.09)	3,750,962.58	3,747,020.72
12668ACY9	853,860.86	-	853,860.86	770,724.66	(83,136.20)	770,724.66	769,495.18
12668ACZ6	3,710,927.19	-	3,710,927.19	3,637,326.57	(73,600.62)	3,637,326.57	2,464,871.08
12668AEV3	11,793,702.19	-	11,793,702.19	11,375,450.32	(418,251.87)	11,375,450.32	8,396,961.45

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12668AGW9	$284,909.58	$-	$284,909.58	$276,712.30	$(8,197.28)	$276,712.30	$204,738.25
12668BB77	23,953,380.01	-	23,953,380.01	22,945,237.36	(1,008,142.65)	22,945,237.36	16,350,813.99
12668BDC4	4,967,571.96	-	4,967,571.96	4,951,287.85	(16,284.11)	4,951,287.85	4,017,603.57
12668BE33	15,003,452.29	-	15,003,452.29	14,569,207.83	(434,244.46)	14,569,207.83	9,407,501.88
126694YM4	3,124,425.58	-	3,124,425.58	3,122,304.07	(2,121.51)	3,122,304.07	2,115,448.84
12669GKH3	12,504,442.60	-	12,504,442.60	12,431,945.06	(72,497.54)	12,431,945.06	10,383,416.89
12669GMS7	233,972.43	-	233,972.43	232,261.87	(1,710.56)	232,261.87	179,977.45
14983CAA3	1,463,566.31	-	1,463,566.31	1,332,515.31	(131,051.00)	1,332,515.31	932,463.77
22541SCC0	826,706.05	-	826,706.05	687,210.24	(139,495.81)	687,210.24	589,088.12
22541SXR4	1,581,580.13	-	1,581,580.13	1,542,209.87	(39,370.26)	1,542,209.87	591,680.57
22943HAD8	11,521,669.00	-	11,521,669.00	11,363,834.60	(157,834.40)	11,363,834.60	7,458,495.00
23242TAB2	3,218,904.38	-	3,218,904.38	3,186,203.34	(32,701.04)	3,186,203.34	3,010,086.96
23243AAD8	1,088,087.88	-	1,088,087.88	1,073,143.44	(14,944.44)	1,073,143.44	726,643.99
23245QAA7	2,236,632.77	-	2,236,632.77	2,193,538.17	(43,094.60)	2,193,538.17	1,526,290.38
23332UAS3	105,300.42	-	105,300.42	102,688.24	(2,612.18)	102,688.24	84,880.39
23332UBV5	5,550,856.24	-	5,550,856.24	5,526,622.70	(24,233.54)	5,526,622.70	3,922,868.40
23332UBW3	246,060.64	-	246,060.64	229,762.16	(16,298.48)	229,762.16	215,576.48
23332UDU5	19,008,385.73	-	19,008,385.73	18,993,000.02	(15,385.71)	18,993,000.02	13,049,034.53
251510NC3	13,060,630.74	-	13,060,630.74	12,053,318.60	(1,007,312.14)	12,053,318.60	3,795,618.41
28140XAE9	60,000.00	-	60,000.00	44,000.00	(16,000.00)	44,000.00	494,488.00
32056CAH2	16,313,358.17	-	16,313,358.17	16,179,762.26	(133,595.91)	16,179,762.26	15,652,469.50
32113JAA3	669,046.59	-	669,046.59	664,840.15	(4,206.44)	664,840.15	463,752.03
36185NXT2	607,806.99	-	607,806.99	579,066.33	(28,740.66)	579,066.33	434,463.62
362341VU0	21,726,452.50	-	21,726,452.50	21,601,162.75	(125,289.75)	21,601,162.75	21,462,550.00
39538RAB5	10,420,093.52	-	10,420,093.52	10,335,053.07	(85,040.45)	10,335,053.07	7,185,141.36
39538RBB4	11,875,207.42	-	11,875,207.42	11,812,145.61	(63,061.81)	11,812,145.61	7,889,543.62
39539GAA0	4,723,502.08	-	4,723,502.08	4,602,605.08	(120,897.00)	4,602,605.08	3,522,368.91
41161PFR9	1,182,169.39	-	1,182,169.39	1,162,212.39	(19,957.00)	1,162,212.39	938,229.25
41161PHC0	7,220,890.30	-	7,220,890.30	7,180,582.16	(40,308.14)	7,180,582.16	6,114,127.23
41161PL43	18,021,510.71	-	18,021,510.71	17,725,530.16	(295,980.55)	17,725,530.16	13,839,434.02
41161PMG5	14,764,069.42	-	14,764,069.42	14,747,417.39	(16,652.03)	14,747,417.39	10,825,471.99
41161PQU0	12,487,307.26	-	12,487,307.26	12,064,330.64	(422,976.62)	12,064,330.64	9,024,146.97
41161PTN3	2,018,723.39	-	2,018,723.39	2,006,348.71	(12,374.68)	2,006,348.71	1,514,261.67
41161PWB5	6,713,071.88	-	6,713,071.88	6,355,988.18	(357,083.70)	6,355,988.18	4,628,490.16
41164YAB7	11,299,500.90	-	11,299,500.90	11,281,563.16	(17,937.74)	11,281,563.16	7,506,090.71
43739EAP2	18,256,115.36	-	18,256,115.36	18,160,418.60	(95,696.76)	18,160,418.60	14,565,045.06
43739EBS5	8,374,390.32	-	8,374,390.32	8,355,032.83	(19,357.49)	8,355,032.83	7,301,246.74
45254NHV2	300,691.29	-	300,691.29	290,898.98	(9,792.31)	290,898.98	221,590.91
45254NKF3	4,732,249.11	-	4,732,249.11	4,724,414.59	(7,834.52)	4,724,414.59	4,212,911.91
45254NKX4	6,035,894.45	-	6,035,894.45	5,793,499.74	(242,394.71)	5,793,499.74	4,586,894.75
45254NMB0	1,116,324.90	-	1,116,324.90	1,114,967.03	(1,357.87)	1,114,967.03	1,046,767.51
45254NNP8	12,305,621.92	-	12,305,621.92	12,287,880.20	(17,741.72)	12,287,880.20	8,793,161.95
45254NPA9	14,353,564.21	-	14,353,564.21	14,276,967.39	(76,596.82)	14,276,967.39	11,803,031.55
45254NPU5	5,082,621.43	-	5,082,621.43	5,046,699.14	(35,922.29)	5,046,699.14	3,681,845.08
45254TRX4	315,244.71	-	315,244.71	311,797.97	(3,446.74)	311,797.97	212,649.49
45660LCN7	4,861,948.71	-	4,861,948.71	4,672,646.45	(189,302.26)	4,672,646.45	4,269,563.44
45660LW96	3,345,312.09	-	3,345,312.09	3,333,349.55	(11,962.54)	3,333,349.55	2,049,580.49
45660N2Y0	1,460,518.34	-	1,460,518.34	1,439,285.52	(21,232.82)	1,439,285.52	1,213,689.11
45660N5H4	5,238,250.73	-	5,238,250.73	5,092,181.63	(146,069.10)	5,092,181.63	4,490,552.83
456612AC4	16,177,827.43	-	16,177,827.43	15,757,798.99	(420,028.44)	15,757,798.99	9,972,143.38
45661EAA2	298,980.75	-	298,980.75	263,718.82	(35,261.93)	263,718.82	289,471.39
45667WAA6	4,079,440.73	-	4,079,440.73	4,036,144.37	(43,296.36)	4,036,144.37	3,653,628.08
46627MBQ9	11,584,542.77	-	11,584,542.77	11,442,464.64	(142,078.13)	11,442,464.64	8,550,691.57

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
46627MCS4	$6,841,795.66	$-	$6,841,795.66	$6,674,348.47	$(167,447.19)	$6,674,348.47	$5,665,832.01
525221CD7	208,394.77	-	208,394.77	204,814.80	(3,579.97)	204,814.80	25,158.25
525221EN3	12,151,234.09	-	12,151,234.09	11,933,903.95	(217,330.14)	11,933,903.95	8,037,249.54
550279AA1	4,517,204.18	-	4,517,204.18	4,486,967.25	(30,236.93)	4,486,967.25	3,526,976.99
55027AAU4	5,682,311.67	-	5,682,311.67	5,666,582.61	(15,729.06)	5,666,582.61	3,413,905.12
576433FP6	221,639.77	-	221,639.77	200,504.82	(21,134.95)	200,504.82	196,682.93
576433H33	365,848.12	-	365,848.12	361,400.85	(4,447.27)	361,400.85	263,194.74
576433YN0	1,172,399.01	-	1,172,399.01	1,167,359.81	(5,039.20)	1,167,359.81	799,347.14
576438AA3	3,476,898.70	-	3,476,898.70	3,453,570.46	(23,328.24)	3,453,570.46	3,085,054.98
57643LMP8	2,008,496.40	-	2,008,496.40	1,954,400.49	(54,095.91)	1,954,400.49	1,320,453.00
576444AA1	29.53	-	29.53	23.29	(6.24)	23.29	-
59020UQ40	1,128,590.38	-	1,128,590.38	1,103,360.50	(25,229.88)	1,103,360.50	891,563.44
59020UQ57	3,416,568.40	-	3,416,568.40	3,352,825.48	(63,742.92)	3,352,825.48	1,625,444.00
61750FAE0	698,202.75	-	698,202.75	696,309.51	(1,893.24)	696,309.51	630,519.84
617526AE8	331,183.78	-	331,183.78	312,563.99	(18,619.79)	312,563.99	253,447.48
63543XAH2	130,000.00	-	130,000.00	106,600.00	(23,400.00)	106,600.00	100,000.00
65535VRK6	2,053,386.84	-	2,053,386.84	1,808,029.73	(245,357.11)	1,808,029.73	1,798,044.91
68383NBZ5	4,995,248.40	-	4,995,248.40	4,861,967.52	(133,280.88)	4,861,967.52	4,510,670.83
68383NCA9	23,216,567.84	-	23,216,567.84	22,949,842.55	(266,725.29)	22,949,842.55	16,952,836.53
68383NCU5	8,727,049.17	-	8,727,049.17	8,684,094.28	(42,954.89)	8,684,094.28	6,553,022.59
74922MAB7	9,976,829.50	-	9,976,829.50	9,957,553.79	(19,275.71)	9,957,553.79	6,690,689.74
74922MAC5	1,313,967.96	-	1,313,967.96	1,306,444.63	(7,523.33)	1,306,444.63	923,358.99
75114GAC3	20,855,558.93	-	20,855,558.93	20,459,344.05	(396,214.88)	20,459,344.05	13,690,749.84
75114HAD9	19,345,364.47	-	19,345,364.47	19,101,437.62	(243,926.85)	19,101,437.62	12,468,155.89
75114NAA2	9,810,292.02	-	9,810,292.02	9,660,736.07	(149,555.95)	9,660,736.07	7,607,762.42
75114NAB0	3,500,902.86	-	3,500,902.86	3,472,980.33	(27,922.53)	3,472,980.33	2,681,154.37
76110GUG4	1,860,028.29	-	1,860,028.29	1,836,973.30	(23,054.99)	1,836,973.30	1,424,734.61
76110GV40	3,298,671.74	-	3,298,671.74	3,291,701.66	(6,970.08)	3,291,701.66	2,925,633.99
76110GWG2	1,763,554.67	-	1,763,554.67	1,738,271.52	(25,283.15)	1,738,271.52	1,425,890.71
76110GZR5	2,626,903.39	-	2,626,903.39	2,604,544.59	(22,358.80)	2,604,544.59	2,507,946.62
761118KU1	7,123,239.54	-	7,123,239.54	6,731,093.59	(392,145.95)	6,731,093.59	4,636,155.48
761118NN4	272,375.22	-	272,375.22	272,228.16	(147.06)	272,228.16	193,133.69
761118RJ9	447,331.77	-	447,331.77	441,894.15	(5,437.62)	441,894.15	300,341.18
761118RM2	20,318,308.98	-	20,318,308.98	20,202,359.80	(115,949.18)	20,202,359.80	14,089,398.71
761118WP9	12,343,002.48	-	12,343,002.48	12,258,008.40	(84,994.08)	12,258,008.40	8,624,730.74
81379EAA0	441,321.15	-	441,321.15	441,271.71	(49.44)	441,271.71	430,672.17
81744FDK0	2,207,402.93	-	2,207,402.93	2,205,145.50	(2,257.43)	2,205,145.50	1,994,487.78
84752CAE7	1,786,191.78	-	1,786,191.78	1,602,574.26	(183,617.52)	1,602,574.26	775,817.97
863579KG2	3,468,240.06	-	3,468,240.06	3,465,239.64	(3,000.42)	3,465,239.64	3,069,608.24
863579YR3	7,892,555.21	-	7,892,555.21	7,741,323.02	(151,232.19)	7,741,323.02	6,707,709.18
86358RE86	2,220.72	-	2,220.72	1,166.98	(1,053.74)	1,166.98	1,248.02
86358RUQ8	137,580.83	-	137,580.83	106,656.56	(30,924.27)	106,656.56	90,568.86
86359LRC5	25,768.65	-	25,768.65	22,657.86	(3,110.79)	22,657.86	11,959.36
86359LRW1	23,619,297.53	-	23,619,297.53	23,421,584.54	(197,712.99)	23,421,584.54	15,152,873.28
86359LSM2	1,558,522.48	-	1,558,522.48	1,544,925.28	(13,597.20)	1,544,925.28	1,140,219.10
86360JAA9	12,329,779.22	-	12,329,779.22	12,182,977.98	(146,801.24)	12,182,977.98	7,383,034.84
86360KAF5	37,622,122.42	-	37,622,122.42	37,324,048.63	(298,073.79)	37,324,048.63	24,987,868.09
86360UAF3	4,619,353.19	-	4,619,353.19	4,534,579.85	(84,773.34)	4,534,579.85	3,054,747.35
86361HAB0	1,243,558.61	-	1,243,558.61	1,174,373.67	(69,184.94)	1,174,373.67	1,161,305.98
872227AE3	2,093,657.77	-	2,093,657.77	2,075,233.45	(18,424.32)	2,075,233.45	1,504,829.86
88157QAL2	631,469.94	-	631,469.94	602,525.35	(28,944.59)	602,525.35	1,861,011.77
92922F4M7	4,676,773.53	-	4,676,773.53	4,672,260.84	(4,512.69)	4,672,260.84	3,944,984.82
92925CBB7	4,648,166.24	-	4,648,166.24	4,633,690.94	(14,475.30)	4,633,690.94	3,728,752.89

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
92926SAE6	$2,476,608.90	$-	$2,476,608.90	$2,380,788.05	$(95,820.85)	$2,380,788.05	$2,357,899.14
9393365V1	1,665,245.48	-	1,665,245.48	1,659,798.15	(5,447.33)	1,659,798.15	1,317,493.28
939336X65	216,711.94	-	216,711.94	216,554.26	(157.68)	216,554.26	190,082.01
93934FHC9	9,474,150.60	-	9,474,150.60	9,300,269.87	(173,880.73)	9,300,269.87	6,421,681.71
93934FJQ6	17,379,180.03	-	17,379,180.03	16,974,609.65	(404,570.38)	16,974,609.65	11,708,978.95
94983YAQ2	4,291,700.42	-	4,291,700.42	4,233,445.48	(58,254.94)	4,233,445.48	4,159,640.76
94985JAG5	18,539,304.19	-	18,539,304.19	18,097,976.50	(441,327.69)	18,097,976.50	17,595,764.20
Totals	$968,742,508.30	$-	$968,742,508.30	$950,111,416.81	$(18,631,091.49)	$950,111,416.81	$708,895,636.97

The following is the impairment listing for loan-backed securities for the three months ended September 30, 2010:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
01853GAB6	$315,577.41	$-	$315,577.41	$159,175.94	$(156,401.47)	$159,175.94	$228,692.72
021455AB6	217,922.65	-	217,922.65	171,751.47	(46,171.18)	171,751.47	170,440.77
02146QAB9	15,315,148.69	-	15,315,148.69	14,692,679.05	(622,469.64)	14,692,679.05	9,256,180.84
02146YAD8	21,923,476.60	-	21,923,476.60	20,642,177.10	(1,281,299.50)	20,642,177.10	14,758,081.54
02660WAC0	18,118,365.81	-	18,118,365.81	17,825,056.07	(293,309.74)	17,825,056.07	11,582,896.26
02660XAD6	13,521,492.89	-	13,521,492.89	12,557,598.88	(963,894.01)	12,557,598.88	8,975,927.75
05946XYP2	1,135,040.17	-	1,135,040.17	1,124,034.08	(11,006.09)	1,124,034.08	737,774.51
05948JAA0	370,856.12	-	370,856.12	347,733.91	(23,122.21)	347,733.91	301,269.06
05950DAA8	11,258,446.73	-	11,258,446.73	11,029,698.64	(228,748.09)	11,029,698.64	9,759,921.40
06652DAA7	6,940,157.67	-	6,940,157.67	6,813,727.06	(126,430.61)	6,813,727.06	4,627,820.56
07384M4M1	4,031,948.12	-	4,031,948.12	4,023,103.22	(8,844.90)	4,023,103.22	3,982,434.25
07401LAQ6	3,803,505.80	-	3,803,505.80	3,558,486.75	(245,019.05)	3,558,486.75	2,603,896.54
07820QAY1	14,869,432.69	-	14,869,432.69	14,726,798.37	(142,634.32)	14,726,798.37	11,209,675.01
078446AB7	123,800.00	-	123,800.00	106,000.00	(17,800.00)	106,000.00	106,000.00
12667GCB7	206,610.54	-	206,610.54	198,880.54	(7,730.00)	198,880.54	151,324.74
12667GME0	16,487,323.12	-	16,487,323.12	15,961,905.24	(525,417.88)	15,961,905.24	10,694,700.14
12667GR62	10,404,772.50	-	10,404,772.50	9,837,281.25	(567,491.25)	9,837,281.25	7,913,784.95
12667GRW5	539,562.43	-	539,562.43	496,294.98	(43,267.45)	496,294.98	371,758.24
12667GWF6	8,264,162.73	-	8,264,162.73	7,800,347.76	(463,814.97)	7,800,347.76	5,201,353.71
12668ACG8	4,308,051.40	-	4,308,051.40	3,887,776.89	(420,274.51)	3,887,776.89	3,840,170.55
12668AEV3	12,239,368.11	-	12,239,368.11	12,078,961.61	(160,406.50)	12,078,961.61	7,974,606.21
12668AGW9	3,103,267.46	-	3,103,267.46	2,668,946.20	(434,321.26)	2,668,946.20	2,737,185.05
12668BB77	24,696,080.82	-	24,696,080.82	24,696,080.83	0.01	24,696,080.83	16,158,549.89
12669EH33	210,848.74	-	210,848.74	207,664.23	(3,184.51)	207,664.23	220,823.32
12669FKR3	277,129.34	-	277,129.34	270,766.57	(6,362.77)	270,766.57	316,871.38
12669FW82	1,121,578.12	-	1,121,578.12	1,092,542.53	(29,035.59)	1,092,542.53	725,473.49
12669FXR9	490,839.77	-	490,839.77	459,205.84	(31,633.93)	459,205.84	404,276.42
12669GKH3	12,787,611.38	-	12,787,611.38	12,586,116.25	(201,495.13)	12,586,116.25	10,031,422.26
12669GMS7	251,913.89	-	251,913.89	243,913.35	(8,000.54)	243,913.35	176,788.34
12669GRM5	2,939,270.40	-	2,939,270.40	2,842,771.24	(96,499.16)	2,842,771.24	1,936,810.71
12669GRQ6	7,668,435.17	-	7,668,435.17	7,389,352.71	(279,082.46)	7,389,352.71	5,611,698.50
12669GTV3	391,067.66	-	391,067.66	383,623.63	(7,444.03)	383,623.63	273,968.29
12669GUR0	3,668,651.13	-	3,668,651.13	3,563,519.83	(105,131.30)	3,563,519.83	2,522,515.63
17307G3D8	2,831.79	-	2,831.79	-	(2,831.79)	-	533,586.22
22540V3F7	555,689.29	-	555,689.29	555,689.51	0.22	555,689.51	818,652.39
22540VFZ0	1,516,521.88	-	1,516,521.88	1,464,064.20	(52,457.68)	1,464,064.20	1,450,010.10
22540VG71	154,198.76	-	154,198.76	153,223.28	(975.48)	153,223.28	149,451.18

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
22541NUB3	$1,083,777.04	$-	$1,083,777.04	$1,083,778.44	$1.40	$1,083,778.44	$1,840,135.63
22943HAD8	11,732,570.00	-	11,732,570.00	11,579,553.70	(153,016.30)	11,579,553.70	7,155,180.00
23243AAD8	1,153,405.61	-	1,153,405.61	1,113,903.78	(39,501.83)	1,113,903.78	749,791.47
23245QAA7	2,375,389.07	-	2,375,389.07	2,259,511.63	(115,877.44)	2,259,511.63	1,456,976.36
23332UAR5	8,638,571.19	-	8,638,571.19	8,609,425.68	(29,145.51)	8,609,425.68	6,697,119.18
23332UAS3	112,435.95	-	112,435.95	107,912.99	(4,522.96)	107,912.99	84,845.64
23332UBW3	286,891.33	-	286,891.33	264,732.79	(22,158.54)	264,732.79	222,224.69
251508AB3	8,655,837.10	-	8,655,837.10	8,565,363.51	(90,473.59)	8,565,363.51	5,178,372.00
251510FB4	6,185,608.42	-	6,185,608.42	5,789,092.45	(396,515.97)	5,789,092.45	5,127,079.77
26441EAC5	198,750.00	-	198,750.00	188,500.00	(10,250.00)	188,500.00	137,500.00
35952Z007	4,307,614.21	-	4,307,614.21	4,307,614.20	(0.01)	4,307,614.20	2,775,156.72
35952Z023	4,494,729.04	-	4,494,729.04	4,494,729.06	0.02	4,494,729.06	2,904,482.03
35952Z031	1,455,346.38	-	1,455,346.38	1,455,346.38	-	1,455,346.38	901,984.50
35952Z056	1,067,384.58	-	1,067,384.58	1,067,384.57	(0.01)	1,067,384.57	605,749.50
35952Z064	3,438,088.79	-	3,438,088.79	3,438,088.78	(0.01)	3,438,088.78	1,923,484.50
35952ZA14	587,470.62	-	587,470.62	587,470.60	(0.02)	587,470.60	304,870.08
35952ZA22	223,281.52	-	223,281.52	223,281.53	0.01	223,281.53	117,992.78
36228F5R3	1,619,436.88	-	1,619,436.88	1,572,476.07	(46,960.81)	1,572,476.07	1,371,519.65
362341VU0	21,771,450.00	-	21,771,450.00	21,710,755.00	(60,695.00)	21,710,755.00	21,415,549.75
39538RAB5	10,694,253.20	-	10,694,253.20	10,679,952.60	(14,300.60)	10,679,952.60	7,266,124.20
39538RBB4	12,307,900.80	-	12,307,900.80	12,182,868.11	(125,032.69)	12,182,868.11	7,754,503.45
39538WHF8	29,262,766.18	-	29,262,766.18	27,411,495.65	(1,851,270.53)	27,411,495.65	19,864,672.06
39539GAA0	4,911,882.26	-	4,911,882.26	4,833,348.42	(78,533.84)	4,833,348.42	3,464,247.50
41161PA86	1,701,828.45	-	1,701,828.45	1,490,786.97	(211,041.48)	1,490,786.97	1,629,532.89
41161PHC0	7,493,920.50	-	7,493,920.50	7,389,844.26	(104,076.24)	7,389,844.26	6,175,852.78
41161PHU0	7,220,810.42	-	7,220,810.42	7,137,267.24	(83,543.18)	7,137,267.24	5,910,800.55
41161PKH5	562,454.98	-	562,454.98	541,505.18	(20,949.80)	541,505.18	370,018.19
41161PL43	19,129,744.68	-	19,129,744.68	18,426,719.98	(703,024.70)	18,426,719.98	13,224,900.44
41161PLR2	12,391,086.67	-	12,391,086.67	11,998,519.49	(392,567.18)	11,998,519.49	8,450,271.26
41161PMG5	15,199,514.54	-	15,199,514.54	14,982,039.32	(217,475.22)	14,982,039.32	10,383,699.50
41161PQU0	13,000,530.43	-	13,000,530.43	12,696,117.28	(304,413.15)	12,696,117.28	8,751,337.13
41161PTN3	2,124,055.82	-	2,124,055.82	2,081,083.69	(42,972.13)	2,081,083.69	1,505,550.45
41161PTP8	553,076.04	-	553,076.04	456,920.13	(96,155.91)	456,920.13	453,781.11
41161PWB5	7,065,569.62	-	7,065,569.62	6,885,660.55	(179,909.07)	6,885,660.55	4,510,555.76
41161PXH1	742,271.49	-	742,271.49	742,271.73	0.24	742,271.73	494,617.80
41164YAB7	11,746,139.88	-	11,746,139.88	11,565,082.50	(181,057.38)	11,565,082.50	7,332,391.43
43739EAP2	18,849,512.45	-	18,849,512.45	18,784,944.99	(64,567.46)	18,784,944.99	14,536,729.90
43739EBJ5	8,949,624.81	-	8,949,624.81	8,821,659.97	(127,964.84)	8,821,659.97	7,213,477.28
43739EBS5	8,756,562.94	-	8,756,562.94	8,517,869.96	(238,692.98)	8,517,869.96	7,336,631.20
45254NJV0	960,700.04	-	960,700.04	960,700.42	0.38	960,700.42	756,983.83
45254NJX6	46,746.73	-	46,746.73	46,746.72	(0.01)	46,746.72	52,745.72
45254NKA4	224,041.93	-	224,041.93	224,041.80	(0.13)	224,041.80	332,456.94
45254NKD8	(1.32)	-	(1.32)	-	1.32	-	-
45254NKF3	5,018,653.69	-	5,018,653.69	4,908,081.05	(110,572.64)	4,908,081.05	4,300,014.50
45254NKX4	6,124,868.68	-	6,124,868.68	6,124,866.22	(2.46)	6,124,866.22	4,720,907.43
45254NMB0	1,163,166.27	-	1,163,166.27	1,161,406.97	(1,759.30)	1,161,406.97	1,068,987.98
45254NPA9	15,036,711.89	-	15,036,711.89	14,719,089.65	(317,622.24)	14,719,089.65	11,892,639.43
45254NPU5	5,258,384.35	-	5,258,384.35	5,198,365.97	(60,018.38)	5,198,365.97	3,758,246.63
45254TRX4	342,613.23	-	342,613.23	316,284.73	(26,328.50)	316,284.73	208,761.84
45254TSM7	4,225,866.17	-	4,225,866.17	3,663,996.17	(561,870.00)	3,663,996.17	2,423,868.49
45660LCN7	5,239,350.62	-	5,239,350.62	5,001,581.94	(237,768.68)	5,001,581.94	3,716,561.91
45660LW96	3,563,424.88	-	3,563,424.88	3,483,454.21	(79,970.67)	3,483,454.21	1,888,667.16
45660LYW3	4,004,451.09	-	4,004,451.09	3,891,019.56	(113,431.53)	3,891,019.56	2,574,399.43

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
45660N2J3	$4,467,285.84	$-	$4,467,285.84	$4,293,555.15	$(173,730.69)	$4,293,555.15	$3,881,904.68
45660N2Y0	948,804.49	-	948,804.49	882,014.06	(66,790.43)	882,014.06	779,188.25
45660N5H4	5,532,813.22	-	5,532,813.22	5,316,557.23	(216,255.99)	5,316,557.23	4,369,019.25
45660NT88	37,194.86	-	37,194.86	37,194.85	(0.01)	37,194.85	30,242.64
45660NT96	2,189,864.31	-	2,189,864.31	2,189,863.24	(1.07)	2,189,863.24	2,284,044.24
45660NZY4	684,972.49	-	684,972.49	544,029.09	(140,943.40)	544,029.09	521,157.79
456612AC4	16,797,506.75	-	16,797,506.75	16,597,595.79	(199,910.96)	16,597,595.79	9,831,944.46
45667WAA6	4,524,224.47	-	4,524,224.47	4,303,109.97	(221,114.50)	4,303,109.97	3,689,400.20
466247UG6	2,482,668.34	-	2,482,668.34	2,390,848.33	(91,820.01)	2,390,848.33	2,331,608.44
466247XE8	6,371,997.72	-	6,371,997.72	6,069,584.73	(302,412.99)	6,069,584.73	4,586,230.71
46627MBQ9	12,050,725.65	-	12,050,725.65	12,032,071.53	(18,654.12)	12,032,071.53	8,788,610.44
46627MCS4	7,327,618.22	-	7,327,618.22	7,150,856.75	(176,761.47)	7,150,856.75	5,708,510.90
525221EN3	10,588,146.60	-	10,588,146.60	10,588,146.58	(0.02)	10,588,146.58	5,298,470.74
52524VAG4	13,212,894.86	-	13,212,894.86	13,089,620.17	(123,274.69)	13,089,620.17	9,184,301.55
52524YAF0	11,991,764.08	-	11,991,764.08	11,641,423.12	(350,340.96)	11,641,423.12	7,760,208.49
550279AA1	4,717,438.29	-	4,717,438.29	4,675,300.57	(42,137.72)	4,675,300.57	3,273,871.94
576433G42	8,850,528.14	-	8,850,528.14	8,129,032.12	(721,496.02)	8,129,032.12	5,594,205.80
576433H33	4,886,747.63	-	4,886,747.63	4,348,051.54	(538,696.09)	4,348,051.54	4,136,601.25
576433YN0	1,214,309.95	-	1,214,309.95	1,197,293.79	(17,016.16)	1,197,293.79	798,990.36
5899292N7	1,415,763.00	-	1,415,763.00	1,349,644.34	(66,118.66)	1,349,644.34	1,414,867.73
589929N38	1,629,558.07	-	1,629,558.07	1,594,775.54	(34,782.53)	1,594,775.54	1,610,979.53
589929X29	5,127,014.56	-	5,127,014.56	4,818,404.16	(308,610.40)	4,818,404.16	4,315,822.14
59020UQ40	1,167,867.51	-	1,167,867.51	1,155,779.25	(12,088.26)	1,155,779.25	893,776.27
59020UUJ2	4,123,214.32	-	4,123,214.32	4,076,568.14	(46,646.18)	4,076,568.14	3,933,855.78
65538DAA3	2,179,558.44	-	2,179,558.44	2,179,557.06	(1.38)	2,179,557.06	2,095,348.68
68389FBW3	27,046.37	-	27,046.37	27,046.35	(0.02)	27,046.35	24,973.66
68402CAC8	0.01	-	0.01	-	(0.01)	-	-
75114NAA2	10,646,212.81	-	10,646,212.81	10,245,995.66	(400,217.15)	10,245,995.66	7,727,336.21
76110GUG4	1,990,234.46	-	1,990,234.46	1,925,874.38	(64,360.08)	1,925,874.38	1,481,729.24
76110GVT5	2,493,562.99	-	2,493,562.99	2,486,158.33	(7,404.66)	2,486,158.33	2,178,268.75
761118FM5	9,752,737.95	-	9,752,737.95	9,354,444.30	(398,293.65)	9,354,444.30	8,617,114.44
761118KU1	7,442,272.50	-	7,442,272.50	7,430,447.20	(11,825.30)	7,430,447.20	4,644,418.74
761118NN4	10,432,656.72	-	10,432,656.72	10,204,239.05	(228,417.67)	10,204,239.05	7,033,121.76
761118RJ9	488,408.80	-	488,408.80	462,987.99	(25,420.81)	462,987.99	300,904.60
761118RM2	21,666,131.31	-	21,666,131.31	20,916,216.23	(749,915.08)	20,916,216.23	14,052,319.33
761118WP9	12,874,173.63	-	12,874,173.63	12,797,095.06	(77,078.57)	12,797,095.06	8,551,632.87
86358RE86	17,366.09	-	17,366.09	2,248.76	(15,117.33)	2,248.76	3,428.27
86358RM46	350,467.76	-	350,467.76	133,851.43	(216,616.33)	133,851.43	108,807.92
86359AHD8	438,703.87	-	438,703.87	438,703.59	(0.28)	438,703.59	330,232.94
86359AKY8	13,278.14	-	13,278.14	2,731.14	(10,547.00)	2,731.14	42,413.30
86359ANH2	1,121,987.38	-	1,121,987.38	1,121,987.74	0.36	1,121,987.74	1,433,412.38
86359BLB5	457,200.74	-	457,200.74	457,200.76	0.02	457,200.76	431,187.77
86360JAA9	12,633,558.24	-	12,633,558.24	12,470,929.45	(162,628.79)	12,470,929.45	7,166,044.85
86360JAE1	9,612,734.02	-	9,612,734.02	9,432,090.49	(180,643.53)	9,432,090.49	6,081,301.19
86360JAN1	3,973,346.86	-	3,973,346.86	3,644,430.16	(328,916.70)	3,644,430.16	2,669,203.75
86362HAA1	9,732,004.85	-	9,732,004.85	9,669,355.43	(62,649.42)	9,669,355.43	6,303,512.25
86363DAA9	11,100,750.94	-	11,100,750.94	10,787,194.86	(313,556.08)	10,787,194.86	7,266,839.92
872227AE3	2,142,462.69	-	2,142,462.69	2,141,670.14	(792.55)	2,141,670.14	1,322,792.73
88157QAL2	688,444.09	-	688,444.09	613,410.93	(75,033.16)	613,410.93	576,698.38
885220FS7	7,996,861.63	-	7,996,861.63	7,964,320.78	(32,540.85)	7,964,320.78	7,662,404.08
92922F3L0	51,484,447.88	-	51,484,447.88	49,433,429.41	(2,051,018.47)	49,433,429.41	49,833,739.27
92922F7Q5	1,876,856.60	-	1,876,856.60	1,874,122.87	(2,733.73)	1,874,122.87	1,492,812.11
92922FB72	1,326,944.28	-	1,326,944.28	1,326,944.06	(0.22)	1,326,944.06	946,078.73

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
92922FTJ7	$1,441,180.90	$-	$1,441,180.90	$1,409,771.75	$(31,409.15)	$1,409,771.75	$1,187,199.76
92922FWU8	4,388,801.07	-	4,388,801.07	4,301,144.68	(87,656.39)	4,301,144.68	3,881,799.87
92922FZF8	9,128,522.75	-	9,128,522.75	9,128,521.67	(1.08)	9,128,521.67	8,102,814.84
9393365V1	1,972,912.19	-	1,972,912.19	1,966,439.22	(6,472.97)	1,966,439.22	1,552,139.95
939336U35	(0.06)	-	(0.06)	-	0.06	-	-
939336X65	224,509.69	-	224,509.69	223,209.26	(1,300.43)	223,209.26	176,455.82
93934FJQ6	18,077,257.88	-	18,077,257.88	18,014,476.77	(62,781.11)	18,014,476.77	11,587,831.43
941034AD2	20,442.00	-	20,442.00	16,601.98	(3,840.02)	16,601.98	13,630.00
94983CAJ6	(4.61)	-	(4.61)	-	4.61	-	-
94983YAQ2	4,572,023.01	-	4,572,023.01	4,458,425.60	(113,597.41)	4,458,425.60	4,319,656.40
DUCH1CLC4	1,109,569.70	-	1,109,569.70	-	(1,109,569.70)	-	3,433,329.60
Totals	$915,728,029.86	$-	$915,728,029.86	$889,896,058.18	$(25,831,971.68)	$889,896,058.18	$673,462,492.71

The following is the impairment listing for loan-backed securities for the three months ended June 30, 2010:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
007036FB7	$506,308.31	$-	$506,308.31	$353,176.22	$(153,132.09)	$353,176.22	$375,826.24
007036GB6	254,269.21	-	254,269.21	255,648.66	1,379.45	255,648.66	517,632.44
02146QAB9	15,615,907.88	-	15,615,907.88	15,589,355.94	(26,551.94)	15,589,355.94	8,862,529.56
02639MAM8	2,523,018.60	-	2,523,018.60	2,430,740.45	(92,278.15)	2,430,740.45	7,168,920.00
02660TGN7	9,402,539.49	-	9,402,539.49	9,326,784.90	(75,754.59)	9,326,784.90	5,697,189.83
02660THT3	776,911.68	-	776,911.68	756,863.76	(20,047.92)	756,863.76	625,762.47
02660TJB0	25,226,004.23	-	25,226,004.23	25,127,415.69	(98,588.54)	25,127,415.69	13,651,622.67
02660WAC0	18,928,046.80	-	18,928,046.80	18,737,015.28	(191,031.52)	18,737,015.28	11,917,720.39
02660XAD6	13,917,317.42	-	13,917,317.42	13,760,235.52	(157,081.90)	13,760,235.52	8,037,153.38
026929AD1	9,915,586.21	-	9,915,586.21	9,608,012.45	(307,573.76)	9,608,012.45	5,712,241.06
040104QN4	4,369,066.86	-	4,369,066.86	4,328,678.79	(40,388.07)	4,328,678.79	3,590,532.48
05946XYP2	1,209,333.00	-	1,209,333.00	1,174,538.24	(34,794.76)	1,174,538.24	712,239.44
05949AHG8	5,673,610.00	-	5,673,610.00	5,542,818.30	(130,791.70)	5,542,818.30	5,513,028.70
05949ALH1	2,690,654.41	-	2,690,654.41	2,629,721.17	(60,933.24)	2,629,721.17	2,547,139.95
05949AZG8	2,070,443.86	-	2,070,443.86	2,034,655.86	(35,788.00)	2,034,655.86	2,055,226.03
05950DAA8	11,626,583.47	-	11,626,583.47	11,290,314.75	(336,268.72)	11,290,314.75	9,332,578.42
05950HAA9	23,693,004.00	-	23,693,004.00	23,141,186.59	(551,817.41)	23,141,186.59	21,985,696.99
06050HKY3	9,503.64	-	9,503.64	7,749.13	(1,754.51)	7,749.13	107,180.90
06652DAA7	7,169,884.57	-	7,169,884.57	7,081,292.54	(88,592.03)	7,081,292.54	4,403,738.16
07384MS60	2,767,075.46	-	2,767,075.46	2,744,790.96	(22,284.50)	2,744,790.96	2,468,965.02
07384YPP5	1,439,498.04	-	1,439,498.04	1,427,416.79	(12,081.25)	1,427,416.79	994,511.08
073854AB7	14,547,536.61	-	14,547,536.61	14,547,268.23	(268.38)	14,547,268.23	9,593,662.37
07386HCM1	410,475.68	-	410,475.68	410,433.82	(41.86)	410,433.82	717,764.47
07386HMB4	2,206,212.41	-	2,206,212.41	2,145,816.24	(60,396.17)	2,145,816.24	2,086,610.95
07386HNQ0	1,169,143.68	-	1,169,143.68	1,138,098.65	(31,045.03)	1,138,098.65	1,120,711.53
07386HSP7	6,077,267.22	-	6,077,267.22	6,034,343.44	(42,923.78)	6,034,343.44	4,050,313.56
073879QF8	780,701.59	-	780,701.59	693,663.03	(87,038.56)	693,663.03	738,464.62
07820QAY1	16,108,296.95	-	16,108,296.95	15,376,997.11	(731,299.84)	15,376,997.11	11,890,461.34
12667FBJ3	2,103,346.28	-	2,103,346.28	2,024,597.73	(78,748.55)	2,024,597.73	1,854,457.95
12667GCB7	1,195,371.77	-	1,195,371.77	1,191,200.19	(4,171.58)	1,191,200.19	1,004,191.24
12667GME0	17,325,071.43	-	17,325,071.43	16,991,998.09	(333,073.34)	16,991,998.09	9,680,970.89
12667GR62	10,640,126.93	-	10,640,126.93	10,486,910.78	(153,216.15)	10,486,910.78	7,620,818.74
12667GRW5	629,260.22	-	629,260.22	572,770.13	(56,490.09)	572,770.13	381,768.44

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12667GS20	$14,572,605.05	$-	$14,572,605.05	$14,373,064.89	$(199,540.16)	$14,373,064.89	$8,512,118.07
12667GWF6	8,897,691.57	-	8,897,691.57	8,517,914.13	(379,777.44)	8,517,914.13	4,272,853.01
12667GYX5	1,082,911.40	-	1,082,911.40	1,077,219.96	(5,691.44)	1,077,219.96	1,123,147.89
12668A4B8	15,533,914.88	-	15,533,914.88	15,474,216.29	(59,698.59)	15,474,216.29	8,802,192.78
12668ACG8	4,356,285.62	-	4,356,285.62	4,309,198.33	(47,087.29)	4,309,198.33	3,763,154.21
12668ACY9	868,763.35	-	868,763.35	867,274.80	(1,488.55)	867,274.80	683,676.64
12668ACZ6	3,947,481.62	-	3,947,481.62	3,886,617.25	(60,864.37)	3,886,617.25	2,443,991.14
12668AEV3	12,695,114.86	-	12,695,114.86	12,478,946.20	(216,168.66)	12,478,946.20	8,251,505.28
12668AGW9	3,107,369.65	-	3,107,369.65	3,101,153.13	(6,216.52)	3,101,153.13	2,597,850.08
12668AVP7	7,795,129.40	-	7,795,129.40	7,710,857.18	(84,272.22)	7,710,857.18	5,193,835.03
12668BB77	25,925,996.12	-	25,925,996.12	25,497,768.88	(428,227.24)	25,497,768.88	15,727,296.84
126694YM4	3,515,131.96	-	3,515,131.96	3,471,228.69	(43,903.27)	3,471,228.69	2,117,464.43
12669B3B6	68,214.25	-	68,214.25	66,602.80	(1,611.45)	66,602.80	51,400.25
12669D3C0	453,249.42	-	453,249.42	353,922.19	(99,327.23)	353,922.19	263,386.11
12669EH33	215,121.06	-	215,121.06	210,774.42	(4,346.64)	210,774.42	201,438.70
12669FKR3	279,676.82	-	279,676.82	277,047.74	(2,629.08)	277,047.74	301,602.52
12669FW82	1,169,473.44	-	1,169,473.44	1,146,440.40	(23,033.04)	1,146,440.40	827,311.10
12669FXR9	514,806.49	-	514,806.49	501,446.89	(13,359.60)	501,446.89	386,818.82
12669GKH3	13,531,928.86	-	13,531,928.86	13,130,558.67	(401,370.19)	13,130,558.67	9,553,324.53
12669GMS7	265,714.32	-	265,714.32	254,490.25	(11,224.07)	254,490.25	164,688.31
12669GRM5	3,116,727.52	-	3,116,727.52	3,005,357.24	(111,370.28)	3,005,357.24	1,846,875.23
12669GRQ6	8,208,780.53	-	8,208,780.53	7,895,004.10	(313,776.43)	7,895,004.10	5,315,178.31
12669GTV3	406,174.77	-	406,174.77	397,648.68	(8,526.09)	397,648.68	237,224.62
12669GUR0	3,897,655.17	-	3,897,655.17	3,790,370.36	(107,284.81)	3,790,370.36	2,290,779.49
12669GXW6	351,507.25	-	351,507.25	242,202.43	(109,304.82)	242,202.43	302,225.04
17307G3D8	(2,831.79)	-	(2,831.79)	136,992.27	139,824.06	136,992.27	560,952.38
17307GH76	169,958.43	-	169,958.43	169,980.47	22.04	169,980.47	272,520.48
17307GMQ8	5,854,785.11	-	5,854,785.11	5,610,286.82	(244,498.29)	5,610,286.82	5,720,968.02
17307GN79	9,961.84	-	9,961.84	9,740.23	(221.61)	9,740.23	21.27
17307GYD4	2,163,091.47	-	2,163,091.47	2,117,675.19	(45,416.28)	2,117,675.19	2,012,594.06
17309QAM6	2,231.78	-	2,231.78	2,045.33	(186.45)	2,045.33	8,518.50
22540V3F7	614,939.20	-	614,939.20	642,839.28	27,900.08	642,839.28	802,463.44
22540VGA4	1,141,469.95	-	1,141,469.95	1,031,537.18	(109,932.77)	1,031,537.18	985,574.79
22541NFL8	4,185,481.58	-	4,185,481.58	4,238,604.97	53,123.39	4,238,604.97	4,604,142.07
22541NUB3	1,133,961.51	-	1,133,961.51	1,081,132.81	(52,828.70)	1,081,132.81	1,568,255.10
22541Q4M1	174,571.43	-	174,571.43	174,967.62	396.19	174,967.62	635,650.80
22541QA44	798,759.12	-	798,759.12	517,358.63	(281,400.49)	517,358.63	519,951.58
22541QDA7	352,039.95	-	352,039.95	356,009.77	3,969.82	356,009.77	482,452.65
22541QFK3	130,407.84	-	130,407.84	132,038.88	1,631.04	132,038.88	270,560.57
22541QQR6	382,964.24	-	382,964.24	272,985.26	(109,978.98)	272,985.26	358,824.15
22541SJV1	1,057,682.99	-	1,057,682.99	1,018,477.92	(39,205.07)	1,018,477.92	1,096,086.72
225458RG5	1,992.31	-	1,992.31	312.85	(1,679.46)	312.85	61,487.86
225458UJ5	6,787,545.89	-	6,787,545.89	6,604,453.51	(183,092.38)	6,604,453.51	6,380,656.44
23245QAA7	2,439,694.46	-	2,439,694.46	2,401,175.93	(38,518.53)	2,401,175.93	1,513,637.22
23332UAC8	5,024,072.52	-	5,024,072.52	4,976,576.38	(47,496.14)	4,976,576.38	3,944,809.11
23332UAR5	9,032,091.21	-	9,032,091.21	8,941,930.52	(90,160.69)	8,941,930.52	6,452,561.01
23332UAS3	129,042.66	-	129,042.66	119,917.67	(9,124.99)	119,917.67	85,819.11
23332UBV5	5,973,723.07	-	5,973,723.07	5,899,242.77	(74,480.30)	5,899,242.77	3,415,484.67
23332UBW3	337,464.82	-	337,464.82	318,124.29	(19,340.53)	318,124.29	234,381.54
23332UCM4	576,823.93	-	576,823.93	570,846.02	(5,977.91)	570,846.02	370,446.09
23332UDU5	20,204,339.08	-	20,204,339.08	20,006,668.76	(197,670.32)	20,006,668.76	12,335,262.11
251510FB4	6,701,660.92	-	6,701,660.92	6,315,048.92	(386,612.00)	6,315,048.92	5,193,498.11
251510NB5	4,751,223.62	-	4,751,223.62	4,725,815.34	(25,408.28)	4,725,815.34	3,660,819.35

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
251510NC3	$13,316,951.71	$-	$13,316,951.71	$13,093,212.80	$(223,738.91)	$13,093,212.80	$3,319,842.40
25151AAA9	5,678,742.53	-	5,678,742.53	5,510,894.90	(167,847.63)	5,510,894.90	3,340,211.88
30251YAB4	8,679,088.82	-	8,679,088.82	8,561,752.38	(117,336.44)	8,561,752.38	6,544,203.63
318340AB2	715,302.51	-	715,302.51	655,084.75	(60,217.76)	655,084.75	446,529.20
32051DCK6	513,662.86	-	513,662.86	510,570.16	(3,092.70)	510,570.16	513,940.90
32056CAH2	16,767,750.62	-	16,767,750.62	16,353,102.24	(414,648.38)	16,353,102.24	14,579,877.39
36185NXT2	812,739.52	-	812,739.52	724,971.02	(87,768.50)	724,971.02	517,197.87
36228FWU6	694,852.71	-	694,852.71	749,918.41	55,065.70	749,918.41	791,443.30
362341XE4	21,136,351.60	-	21,136,351.60	20,955,566.63	(180,784.97)	20,955,566.63	19,996,964.12
36242DBJ1	3,170,252.21	-	3,170,252.21	3,172,205.57	1,953.36	3,172,205.57	3,239,843.01
36242DBZ5	221,127.41	-	221,127.41	220,508.65	(618.76)	220,508.65	384,723.37
36242DGA5	26,686.51	-	26,686.51	25,556.13	(1,130.38)	25,556.13	65,810.87
362480AD7	15,306,913.54	-	15,306,913.54	14,574,735.22	(732,178.32)	14,574,735.22	7,560,686.39
39538RAB5	11,224,577.04	-	11,224,577.04	11,122,756.39	(101,820.65)	11,122,756.39	6,722,573.82
39538RBB4	12,902,584.04	-	12,902,584.04	12,756,707.71	(145,876.33)	12,756,707.71	7,503,703.19
39538WFH6	10,533,879.56	-	10,533,879.56	10,524,374.24	(9,505.32)	10,524,374.24	5,655,248.05
40431KAA8	121,802.54	-	121,802.54	114,791.99	(7,010.55)	114,791.99	111,007.64
41161PA86	1,742,333.74	-	1,742,333.74	1,710,310.67	(32,023.07)	1,710,310.67	1,468,274.23
41161PFR9	1,245,597.66	-	1,245,597.66	1,220,998.45	(24,599.21)	1,220,998.45	910,061.29
41161PHC0	7,878,255.67	-	7,878,255.67	7,809,346.73	(68,908.94)	7,809,346.73	5,473,551.13
41161PHU0	7,500,110.99	-	7,500,110.99	7,320,065.85	(180,045.14)	7,320,065.85	5,172,272.42
41161PKH5	592,949.88	-	592,949.88	569,082.74	(23,867.14)	569,082.74	358,108.55
41161PL43	20,595,562.12	-	20,595,562.12	19,672,347.51	(923,214.61)	19,672,347.51	12,528,065.18
41161PLR2	12,836,963.57	-	12,836,963.57	12,695,687.26	(141,276.31)	12,695,687.26	7,998,693.58
41161PMG5	15,744,794.38	-	15,744,794.38	15,582,186.39	(162,607.99)	15,582,186.39	10,014,326.46
41161PQU0	13,504,506.01	-	13,504,506.01	13,332,870.43	(171,635.58)	13,332,870.43	8,314,454.20
41161PTN3	2,260,140.25	-	2,260,140.25	2,212,892.84	(47,247.41)	2,212,892.84	1,368,737.99
41161PTP8	680,197.69	-	680,197.69	598,977.79	(81,219.90)	598,977.79	457,820.41
41161PWB5	7,354,902.36	-	7,354,902.36	7,268,594.83	(86,307.53)	7,268,594.83	4,269,594.44
41161PXH1	776,649.84	-	776,649.84	766,983.13	(9,666.71)	766,983.13	482,256.96
43739EAP2	19,692,319.83	-	19,692,319.83	19,508,136.31	(184,183.52)	19,508,136.31	13,873,164.06
43739EBJ5	9,184,578.52	-	9,184,578.52	9,114,977.67	(69,600.85)	9,114,977.67	6,852,275.05
43739EBS5	9,143,774.50	-	9,143,774.50	9,082,906.22	(60,868.28)	9,082,906.22	7,705,855.81
45254NHV2	332,389.41	-	332,389.41	313,830.68	(18,558.73)	313,830.68	265,469.93
45254NJG3	1,377,791.28	-	1,377,791.28	1,354,996.46	(22,794.82)	1,354,996.46	1,129,754.73
45254NJP3	152,018.01	-	152,018.01	140,003.86	(12,014.15)	140,003.86	129,263.01
45254NJV0	995,748.62	-	995,748.62	988,034.44	(7,714.18)	988,034.44	756,422.83
45254NJX6	216,997.26	-	216,997.26	216,470.47	(526.79)	216,470.47	258,370.87
45254NKA4	288,007.59	-	288,007.59	283,824.85	(4,182.74)	283,824.85	397,161.74
45254NKD8	4,163,419.14	-	4,163,419.14	4,127,893.53	(35,525.61)	4,127,893.53	3,969,187.94
45254NKF3	5,292,740.94	-	5,292,740.94	5,242,219.68	(50,521.26)	5,242,219.68	3,773,830.28
45254NKX4	6,353,961.96	-	6,353,961.96	6,306,017.08	(47,944.88)	6,306,017.08	4,304,014.72
45254NNP8	13,266,078.73	-	13,266,078.73	13,152,113.39	(113,965.34)	13,152,113.39	9,503,832.30
45254NPA9	15,520,191.56	-	15,520,191.56	15,475,441.54	(44,750.02)	15,475,441.54	12,262,190.30
45254NPG6	996,338.48	-	996,338.48	905,927.98	(90,410.50)	905,927.98	793,927.97
45254NPU5	5,533,130.64	-	5,533,130.64	5,491,689.68	(41,440.96)	5,491,689.68	3,980,838.30
45254TMK7	56,050.75	-	56,050.75	37,555.51	(18,495.24)	37,555.51	53,697.02
45254TRX4	353,067.87	-	353,067.87	343,129.92	(9,937.95)	343,129.92	231,170.18
45254TSM7	4,367,917.64	-	4,367,917.64	4,328,472.29	(39,445.35)	4,328,472.29	2,567,817.37
45660LCN7	5,472,177.70	-	5,472,177.70	5,390,194.71	(81,982.99)	5,390,194.71	3,620,366.97
45660LKW8	25,766,539.07	-	25,766,539.07	25,517,687.60	(248,851.47)	25,517,687.60	16,653,183.47
45660LW96	3,742,859.43	-	3,742,859.43	3,616,865.10	(125,994.33)	3,616,865.10	1,821,127.78
45660LWD7	3,092,990.17	-	3,092,990.17	3,063,168.12	(29,822.05)	3,063,168.12	3,064,126.77

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
45660LY94	$710,081.02	$-	$710,081.02	$664,588.51	$(45,492.51)	$664,588.51	$436,301.78
45660LYW3	4,338,757.38	-	4,338,757.38	4,137,427.14	(201,330.24)	4,137,427.14	2,358,974.34
45660N2J3	4,759,368.30	-	4,759,368.30	4,704,783.71	(54,584.59)	4,704,783.71	3,829,197.67
45660N5H4	5,740,656.83	-	5,740,656.83	5,660,656.62	(80,000.21)	5,660,656.62	3,872,076.18
45660NQ24	2,238,734.56	-	2,238,734.56	2,225,202.60	(13,531.96)	2,225,202.60	2,147,664.58
45660NRB3	873,931.14	-	873,931.14	733,712.66	(140,218.48)	733,712.66	557,496.77
45660NS30	2,399,798.33	-	2,399,798.33	2,342,587.50	(57,210.83)	2,342,587.50	1,564,347.79
45660NT88	81,305.41	-	81,305.41	79,756.60	(1,548.81)	79,756.60	59,909.07
45660NT96	2,428,975.11	-	2,428,975.11	2,394,834.90	(34,140.21)	2,394,834.90	2,121,465.65
456612AC4	17,568,383.14	-	17,568,383.14	17,378,177.11	(190,206.03)	17,378,177.11	9,481,062.69
45664BAE7	1,352.25	-	1,352.25	61.25	(1,291.00)	61.25	12,563.89
45667WAA6	4,792,234.28	-	4,792,234.28	4,754,531.33	(37,702.95)	4,754,531.33	3,691,509.88
466247UG6	2,713,861.54	-	2,713,861.54	2,600,556.10	(113,305.44)	2,600,556.10	2,415,145.39
466247XE8	6,758,424.68	-	6,758,424.68	6,634,885.67	(123,539.01)	6,634,885.67	4,638,042.23
46627MBQ9	12,706,165.18	-	12,706,165.18	12,614,172.88	(91,992.30)	12,614,172.88	8,982,476.80
46627MCS4	7,769,242.62	-	7,769,242.62	7,627,593.60	(141,649.02)	7,627,593.60	5,761,375.34
46629QAR7	108.28	-	108.28	21.19	(87.09)	21.19	3,762.27
52520MFT5	18,990.36	-	18,990.36	16,017.61	(2,972.75)	16,017.61	127,323.98
525221EN3	13,613,792.66	-	13,613,792.66	13,586,358.28	(27,434.38)	13,586,358.28	6,517,575.94
525221JA6	20,387.82	-	20,387.82	19,195.43	(1,192.39)	19,195.43	133,769.18
52524YAF0	12,812,995.87	-	12,812,995.87	12,472,987.24	(340,008.63)	12,472,987.24	7,314,315.40
550279AA1	4,989,982.47	-	4,989,982.47	4,931,695.78	(58,286.69)	4,931,695.78	3,370,346.43
55027BAA6	15,758,456.37	-	15,758,456.37	15,758,002.47	(453.90)	15,758,002.47	8,858,836.88
576433FP6	484,938.56	-	484,938.56	233,015.00	(251,923.56)	233,015.00	198,404.69
576433G42	9,235,387.92	-	9,235,387.92	9,132,279.58	(103,108.34)	9,132,279.58	5,528,038.04
576433GW0	756,607.16	-	756,607.16	756,626.07	18.91	756,626.07	569,739.39
576433H33	5,052,309.49	-	5,052,309.49	4,998,219.91	(54,089.58)	4,998,219.91	4,077,712.18
576433NH5	1,747,988.73	-	1,747,988.73	1,715,411.82	(32,576.91)	1,715,411.82	1,402,150.68
576433RB4	291,347.44	-	291,347.44	291,445.42	97.98	291,445.42	216,017.14
576433YN0	1,243,677.58	-	1,243,677.58	1,219,560.07	(24,117.51)	1,219,560.07	786,894.23
576438AA3	3,837,541.95	-	3,837,541.95	3,741,135.74	(96,406.21)	3,741,135.74	3,178,843.42
576444AA1	1,501.36	-	1,501.36	532.47	(968.89)	532.47	-
5899293W6	629,606.67	-	629,606.67	610,744.13	(18,862.54)	610,744.13	903,352.32
589929E87	1,076,462.57	-	1,076,462.57	957,260.99	(119,201.58)	957,260.99	812,066.15
589929P69	257,235.55	-	257,235.55	281,204.89	23,969.34	281,204.89	399,641.63
589929X29	5,242,391.81	-	5,242,391.81	5,145,423.76	(96,968.05)	5,145,423.76	3,534,393.46
59020UQ40	1,299,053.15	-	1,299,053.15	1,281,103.74	(17,949.41)	1,281,103.74	957,851.97
59020UTL9	659,152.21	-	659,152.21	290,313.25	(368,838.96)	290,313.25	556,662.95
59020UXN0	94,656.80	-	94,656.80	94,491.32	(165.48)	94,491.32	249,777.75
59024WAF4	370,606.61	-	370,606.61	239,976.03	(130,630.58)	239,976.03	32,558.89
61915RAZ9	5,233.73	-	5,233.73	3,499.48	(1,734.25)	3,499.48	2,995.16
61915RBB1	7,459,436.65	-	7,459,436.65	7,370,236.70	(89,199.95)	7,370,236.70	4,686,101.70
61915RBZ8	910,109.87	-	910,109.87	884,772.79	(25,337.08)	884,772.79	535,030.15
65535VSQ2	919.60	-	919.60	75.11	(844.49)	75.11	1,239.35
65537BAG5	18,623.82	-	18,623.82	17,461.96	(1,161.86)	17,461.96	68,104.61
65538DAA3	3,462,554.95	-	3,462,554.95	3,368,116.41	(94,438.54)	3,368,116.41	2,437,872.57
68383NCA9	25,614,186.91	-	25,614,186.91	25,401,151.38	(213,035.53)	25,401,151.38	18,328,435.72
68383NCU5	9,697,732.73	-	9,697,732.73	9,616,220.52	(81,512.21)	9,616,220.52	6,663,549.29
68383NDT7	9,435,478.24	-	9,435,478.24	9,327,338.77	(108,139.47)	9,327,338.77	5,357,974.25
68389FBW3	30,268.83	-	30,268.83	30,006.94	(261.89)	30,006.94	26,585.98
68402CAC8	690,402.51	-	690,402.51	650,151.19	(40,251.32)	650,151.19	576,733.55
74927WAM6	21,742.29	-	21,742.29	438.25	(21,304.04)	438.25	5,999.54
74927XAM4	10,961.59	-	10,961.59	4,965.82	(5,995.77)	4,965.82	93.76

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
76110GUG4	$2,151,906.35	$-	$2,151,906.35	$2,011,776.12	$(140,130.23)	$2,011,776.12	$1,477,484.29
76110GV40	3,511,988.44	-	3,511,988.44	3,458,157.55	(53,830.89)	3,458,157.55	3,144,514.14
76110GVT5	2,608,281.37	-	2,608,281.37	2,544,862.98	(63,418.39)	2,544,862.98	2,171,794.50
76110GWG2	1,904,669.72	-	1,904,669.72	1,846,585.94	(58,083.78)	1,846,585.94	1,480,379.93
76110GZR5	2,830,733.67	-	2,830,733.67	2,727,172.57	(103,561.10)	2,727,172.57	2,619,340.44
76110H4M8	173,901.94	-	173,901.94	178,199.70	4,297.76	178,199.70	226,198.30
76110HKX6	1,815,623.06	-	1,815,623.06	1,815,565.60	(57.46)	1,815,565.60	4,375,134.46
76110HKY4	96,706.90	-	96,706.90	107,840.00	11,133.10	107,840.00	456,938.64
761118FM5	10,258,764.81	-	10,258,764.81	10,107,369.93	(151,394.88)	10,107,369.93	8,649,658.14
761118KU1	7,864,281.28	-	7,864,281.28	7,763,351.40	(100,929.88)	7,763,351.40	4,722,642.75
761118NN4	10,865,451.55	-	10,865,451.55	10,713,286.05	(152,165.50)	10,713,286.05	6,664,737.32
761118RJ9	512,042.11	-	512,042.11	500,603.65	(11,438.46)	500,603.65	289,932.97
761118RM2	22,478,465.29	-	22,478,465.29	22,126,529.15	(351,936.14)	22,126,529.15	12,932,212.80
79549AYA1	1,391,036.96	-	1,391,036.96	1,237,797.08	(153,239.88)	1,237,797.08	771,127.21
79549AYB9	103,695.13	-	103,695.13	76,467.80	(27,227.33)	76,467.80	96,547.72
81744FJH1	280,763.95	-	280,763.95	278,042.85	(2,721.10)	278,042.85	186,558.02
863579DV7	861,077.80	-	861,077.80	502,212.89	(358,864.91)	502,212.89	223,282.96
863579KG2	3,564,434.40	-	3,564,434.40	3,458,836.41	(105,597.99)	3,458,836.41	2,675,888.50
863579YR3	8,639,569.03	-	8,639,569.03	8,548,863.56	(90,705.47)	8,548,863.56	5,886,140.24
86358HRL5	32,228.03	-	32,228.03	-	(32,228.03)	-	28,814.20
86358R3Q8	1,431,054.34	-	1,431,054.34	1,403,225.73	(27,828.61)	1,403,225.73	898,259.61
86358RA49	985,023.73	-	985,023.73	638,664.85	(346,358.88)	638,664.85	989,895.09
86358RLG0	176,593.47	-	176,593.47	39,864.17	(136,729.30)	39,864.17	135,590.97
86358RM46	418,806.87	-	418,806.87	350,865.15	(67,941.72)	350,865.15	136,985.95
86358RUM7	109,155.89	-	109,155.89	93,865.83	(15,290.06)	93,865.83	79,356.52
86358RUQ8	141,196.42	-	141,196.42	139,671.99	(1,524.43)	139,671.99	85,808.64
86359A5E9	264,596.43	-	264,596.43	263,564.52	(1,031.91)	263,564.52	216,159.86
86359ACD3	656,126.25	-	656,126.25	507,121.72	(149,004.53)	507,121.72	551,710.52
86359ADN0	1,073,524.85	-	1,073,524.85	774,365.98	(299,158.87)	774,365.98	730,270.87
86359AEH2	141,366.63	-	141,366.63	41,550.70	(99,815.93)	41,550.70	31,541.10
86359AHD8	452,608.99	-	452,608.99	443,236.83	(9,372.16)	443,236.83	339,586.43
86359AKY8	(10,547.00)	-	(10,547.00)	5,660.13	16,207.13	5,660.13	46,426.05
86359ANH2	1,458,172.13	-	1,458,172.13	1,432,403.29	(25,768.84)	1,432,403.29	1,725,769.10
86359AVY6	224,533.64	-	224,533.64	231,803.87	7,270.23	231,803.87	293,709.37
86359AXX6	1,066,811.06	-	1,066,811.06	1,134,333.93	67,522.87	1,134,333.93	1,542,683.19
86359AZE6	492,100.17	-	492,100.17	491,564.45	(535.72)	491,564.45	627,247.04
86359BLB5	1,494,987.65	-	1,494,987.65	1,451,142.79	(43,844.86)	1,451,142.79	1,346,410.99
86359LSM2	1,680,803.11	-	1,680,803.11	1,664,068.93	(16,734.18)	1,664,068.93	1,050,640.78
86360JAA9	12,930,329.94	-	12,930,329.94	12,800,678.74	(129,651.20)	12,800,678.74	7,004,562.45
86360JAN1	4,713,165.48	-	4,713,165.48	4,014,642.52	(698,522.96)	4,014,642.52	2,573,367.08
86363DAA9	11,413,218.57	-	11,413,218.57	11,310,432.42	(102,786.15)	11,310,432.42	7,023,081.39
885220FS7	8,572,565.34	-	8,572,565.34	8,438,322.89	(134,242.45)	8,438,322.89	7,843,984.83
929093AA0	1,252,834.30	-	1,252,834.30	935,033.68	(317,800.62)	935,033.68	338,058.07
929227EN2	213,179.95	-	213,179.95	179,569.89	(33,610.06)	179,569.89	186,736.90
92922F3L0	53,334,252.88	-	53,334,252.88	51,423,138.33	(1,911,114.55)	51,423,138.33	51,115,436.62
92922F4M7	4,958,037.02	-	4,958,037.02	4,916,637.79	(41,399.23)	4,916,637.79	3,817,204.07
92922F5T1	8,484,809.52	-	8,484,809.52	8,411,301.43	(73,508.09)	8,411,301.43	6,360,568.93
92922F7A0	1,420,576.36	-	1,420,576.36	808,359.63	(612,216.73)	808,359.63	1,144,308.11
92922F7Q5	11,030,151.81	-	11,030,151.81	10,921,009.73	(109,142.08)	10,921,009.73	8,015,966.71
92922FB72	1,382,053.83	-	1,382,053.83	1,369,454.62	(12,599.21)	1,369,454.62	906,685.01
92922FG77	12,404,165.49	-	12,404,165.49	11,857,723.25	(546,442.24)	11,857,723.25	11,581,387.02
92922FQ76	232,385.69	-	232,385.69	232,416.43	30.74	232,416.43	283,408.59
92922FTJ7	1,524,747.41	-	1,524,747.41	1,465,394.68	(59,352.73)	1,465,394.68	1,163,810.77

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
92922FW61	$1,157,312.43	$-	$1,157,312.43	$894,487.71	$(262,824.72)	$894,487.71	$902,785.82
92922FWU8	4,575,811.82	-	4,575,811.82	4,488,437.15	(87,374.67)	4,488,437.15	3,857,829.43
92922FZF8	9,673,825.63	-	9,673,825.63	9,580,940.89	(92,884.74)	9,580,940.89	7,449,739.94
92925CBB7	4,956,363.66	-	4,956,363.66	4,911,005.27	(45,358.39)	4,911,005.27	3,398,387.13
939336PT4	14,209.95	-	14,209.95	16,868.38	2,658.43	16,868.38	112,136.25
939336U35	1,637,266.69	-	1,637,266.69	1,635,985.00	(1,281.69)	1,635,985.00	1,882,267.13
939336X65	12,911,420.23	-	12,911,420.23	12,785,497.61	(125,922.62)	12,785,497.61	10,330,075.25
939336Z48	4,607,693.45	-	4,607,693.45	4,598,787.92	(8,905.53)	4,598,787.92	4,206,622.82
93934FHC9	10,118,393.98	-	10,118,393.98	9,981,069.16	(137,324.82)	9,981,069.16	5,938,722.60
93934FJQ6	18,919,093.45	-	18,919,093.45	18,636,019.20	(283,074.25)	18,636,019.20	11,053,573.31
94981VAX5	1,102,785.13	-	1,102,785.13	1,100,448.27	(2,336.86)	1,100,448.27	1,126,312.93
94983CAJ6	19,370,475.51	-	19,370,475.51	19,266,207.62	(104,267.89)	19,266,207.62	19,366,567.05
94983TAE0	11,848,927.60	-	11,848,927.60	11,491,471.25	(357,456.35)	11,491,471.25	11,104,839.58
94983YAQ2	4,828,398.16	-	4,828,398.16	4,713,842.64	(114,555.52)	4,713,842.64	4,387,123.87
94985JAG5	18,581,530.31	-	18,581,530.31	18,550,313.82	(31,216.49)	18,550,313.82	16,633,773.80
Totals	$1,362,887,892.31	$-	$1,362,887,892.31	$1,335,628,211.52	$(27,259,680.79)	$1,335,628,211.52	$975,241,505.93

The following is the impairment listing for loan-backed securities for the three months ended March 31, 2010:
CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
007036FB7	$2,453,688.48	$-	$2,453,688.48	$534,425.13	$(1,919,263.35)	$534,425.13	$349,508.39
007036FY7	24,525.31	-	24,525.31	16,981.28	(7,544.03)	16,981.28	16,756.74
007036GB6	452,415.25	-	452,415.25	302,370.50	(150,044.75)	302,370.50	325,127.38
02639MAK2	18,335,555.90	-	18,335,555.90	17,087,910.65	(1,247,645.25)	17,087,910.65	14,669,129.10
02660TBF9	1,933,645.37	-	1,933,645.37	610,617.59	(1,323,027.78)	610,617.59	1,427,102.41
02660TGN7	9,518,822.57	-	9,518,822.57	9,515,580.70	(3,241.87)	9,515,580.70	5,931,888.65
02660WAC0	19,504,543.37	-	19,504,543.37	19,015,978.26	(488,565.11)	19,015,978.26	11,965,232.87
02660XAD6	14,546,896.60	-	14,546,896.60	14,122,596.11	(424,300.49)	14,122,596.11	9,346,561.00
040104QN4	4,868,078.45	-	4,868,078.45	4,749,280.59	(118,797.86)	4,749,280.59	4,159,964.26
05946XYP2	1,263,430.72	-	1,263,430.72	1,241,498.36	(21,932.36)	1,241,498.36	740,046.66
05948JAA0	377,018.03	-	377,018.03	371,560.85	(5,457.18)	371,560.85	285,985.91
05949AHG8	5,864,012.59	-	5,864,012.59	5,792,053.62	(71,958.97)	5,792,053.62	5,548,665.42
05949ALH1	2,788,640.95	-	2,788,640.95	2,767,067.21	(21,573.74)	2,767,067.21	2,708,085.34
05949AZG8	2,250,828.83	-	2,250,828.83	2,139,506.99	(111,321.84)	2,139,506.99	2,104,144.70
05950DAA8	12,137,989.08	-	12,137,989.08	11,873,752.53	(264,236.55)	11,873,752.53	9,716,423.19
05950HAA9	24,333,569.53	-	24,333,569.53	24,069,760.37	(263,809.16)	24,069,760.37	22,103,331.00
06050HKX5	726,208.27	-	726,208.27	638,679.73	(87,528.54)	638,679.73	355,148.77
06050HKY3	291,082.57	-	291,082.57	11,643.40	(279,439.17)	11,643.40	92,176.41
06652DAA7	7,594,959.54	-	7,594,959.54	7,271,154.06	(323,805.48)	7,271,154.06	4,475,435.31
07384MS60	2,967,228.97	-	2,967,228.97	2,953,642.19	(13,586.78)	2,953,642.19	2,753,314.06
07384MSP8	652,279.17	-	652,279.17	249,054.64	(403,224.53)	249,054.64	458,090.20
07384YPP5	3,540,444.57	-	3,540,444.57	1,602,667.70	(1,937,776.87)	1,602,667.70	1,002,156.71
073854AB7	15,781,621.86	-	15,781,621.86	13,982,208.45	(1,799,413.41)	13,982,208.45	9,659,937.28
07386HCM1	1,057,528.53	-	1,057,528.53	420,552.03	(636,976.50)	420,552.03	707,317.87
07386HMB4	2,544,819.91	-	2,544,819.91	2,399,703.53	(145,116.38)	2,399,703.53	2,223,400.41
07386HSP7	6,373,744.64	-	6,373,744.64	6,231,520.21	(142,224.43)	6,231,520.21	4,264,113.53
073879QF8	1,052,690.23	-	1,052,690.23	810,912.07	(241,778.16)	810,912.07	616,584.28
073879Z92	11,621,639.60	-	11,621,639.60	9,616,279.93	(2,005,359.67)	9,616,279.93	4,585,041.57
07820QAY1	17,270,978.53	-	17,270,978.53	16,334,265.50	(936,713.03)	16,334,265.50	12,391,361.40

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
078446AB7	$158,000.00	$-	$158,000.00	$135,000.00	$(23,000.00)	$135,000.00	$135,000.00
12479DAC2	14,814,472.13	-	14,814,472.13	10,481,540.76	(4,332,931.37)	10,481,540.76	12,623,166.27
12629EAK1	3,305.17	-	3,305.17	1,855.03	(1,450.14)	1,855.03	16,321.24
12638PAL3	85.45	-	85.45	55.07	(30.38)	55.07	245.24
12667FUL7	765,016.22	-	765,016.22	374,418.18	(390,598.04)	374,418.18	282,015.42
12667GCB7	1,247,773.59	-	1,247,773.59	1,244,766.76	(3,006.83)	1,244,766.76	1,006,637.33
12667GME0	17,856,951.29	-	17,856,951.29	17,358,021.50	(498,929.79)	17,358,021.50	10,010,579.82
12667GR62	11,553,888.87	-	11,553,888.87	11,077,060.04	(476,828.83)	11,077,060.04	7,783,552.02
12667GRW5	752,425.95	-	752,425.95	638,937.01	(113,488.94)	638,937.01	393,389.01
12667GS20	14,984,870.18	-	14,984,870.18	14,603,479.12	(381,391.06)	14,603,479.12	8,473,996.90
12667GWF6	9,314,884.23	-	9,314,884.23	8,899,557.04	(415,327.19)	8,899,557.04	4,449,607.75
12667GYX5	1,178,006.28	-	1,178,006.28	1,148,664.89	(29,341.39)	1,148,664.89	1,172,667.48
12668A3V5	5,302.70	-	5,302.70	3,250.28	(2,052.42)	3,250.28	31,126.84
12668ACG8	4,562,252.57	-	4,562,252.57	4,428,668.32	(133,584.25)	4,428,668.32	3,839,846.65
12668ACY9	930,532.21	-	930,532.21	918,663.59	(11,868.62)	918,663.59	725,290.39
12668ACZ6	3,972,862.43	-	3,972,862.43	3,957,478.64	(15,383.79)	3,957,478.64	2,521,691.24
12668AEV3	12,945,842.36	-	12,945,842.36	12,690,145.00	(255,697.36)	12,690,145.00	7,663,002.82
12668AGW9	3,165,426.49	-	3,165,426.49	3,150,569.66	(14,856.83)	3,150,569.66	2,826,591.59
12668AVP7	8,140,249.88	-	8,140,249.88	8,083,319.57	(56,930.31)	8,083,319.57	5,455,786.21
12668BDR1	7,725.61	-	7,725.61	6,239.02	(1,486.59)	6,239.02	53,236.48
126694F86	1,138.45	-	1,138.45	142.31	(996.14)	142.31	13,742.52
126694P36	769.13	-	769.13	744.38	(24.75)	744.38	11,289.62
126694YM4	3,648,371.76	-	3,648,371.76	3,622,223.00	(26,148.76)	3,622,223.00	2,047,117.51
126694YW2	2,948.00	-	2,948.00	2,380.73	(567.27)	2,380.73	264,800.08
126694ZD3	1,177.20	-	1,177.20	993.39	(183.81)	993.39	5,467.70
12669D3C0	486,730.56	-	486,730.56	454,969.05	(31,761.51)	454,969.05	262,534.26
12669EH33	242,081.18	-	242,081.18	241,168.56	(912.62)	241,168.56	235,448.53
12669FKR3	283,550.79	-	283,550.79	282,929.33	(621.46)	282,929.33	313,015.97
12669FW82	1,232,827.80	-	1,232,827.80	1,184,490.41	(48,337.39)	1,184,490.41	843,944.08
12669FXR9	617,953.10	-	617,953.10	581,117.30	(36,835.80)	581,117.30	452,538.83
12669GKH3	14,121,110.26	-	14,121,110.26	13,692,829.24	(428,281.02)	13,692,829.24	9,975,042.83
12669GMS7	286,281.76	-	286,281.76	276,320.63	(9,961.13)	276,320.63	175,183.45
12669GRM5	3,213,471.26	-	3,213,471.26	3,139,096.50	(74,374.76)	3,139,096.50	1,864,520.48
12669GRQ6	8,410,831.51	-	8,410,831.51	8,182,866.55	(227,964.96)	8,182,866.55	5,310,114.19
12669GTV3	413,035.72	-	413,035.72	405,784.70	(7,251.02)	405,784.70	243,793.15
12669GUR0	4,029,454.29	-	4,029,454.29	3,965,969.97	(63,484.32)	3,965,969.97	2,400,594.43
161551FD3	1,657,936.70	-	1,657,936.70	1,648,866.19	(9,070.51)	1,648,866.19	1,415,497.04
17307G3D8	1,915,753.19	-	1,915,753.19	461,733.62	(1,454,019.57)	461,733.62	611,605.45
17307GH76	371,250.73	-	371,250.73	186,799.35	(184,451.38)	186,799.35	267,832.05
17307GMQ8	6,168,397.65	-	6,168,397.65	6,063,224.90	(105,172.75)	6,063,224.90	6,045,450.00
17309MAF0	38,073.65	-	38,073.65	23,798.74	(14,274.91)	23,798.74	56,073.51
17309QAM6	3,000.00	-	3,000.00	2,231.78	(768.22)	2,231.78	7,518.00
17309RAM4	3,211.91	-	3,211.91	2,006.63	(1,205.28)	2,006.63	31,031.70
17309SAM2	1,221.18	-	1,221.18	913.99	(307.19)	913.99	1,923.72
17309YAK3	265.61	-	265.61	187.26	(78.35)	187.26	1,701.14
17310UAE2	3,101.60	-	3,101.60	2,218.10	(883.50)	2,218.10	38,559.49
22540V3F7	2,275,694.27	-	2,275,694.27	698,301.03	(1,577,393.24)	698,301.03	1,301,934.10
22540V5D0	77,142.36	-	77,142.36	21,137.83	(56,004.53)	21,137.83	73,827.51
22540VFZ0	1,681,559.50	-	1,681,559.50	1,604,721.05	(76,838.45)	1,604,721.05	1,436,228.70
22540VG71	165,343.82	-	165,343.82	162,283.63	(3,060.19)	162,283.63	148,378.53
22540VGA4	1,738,277.77	-	1,738,277.77	1,186,868.24	(551,409.53)	1,186,868.24	999,172.82
22540VQ70	1,122,283.72	-	1,122,283.72	1,010,057.39	(112,226.33)	1,010,057.39	653,088.97
22541NFL8	4,821,216.43	-	4,821,216.43	4,351,713.78	(469,502.65)	4,351,713.78	4,476,331.65

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
22541NMA4	$1,398,837.57	$-	$1,398,837.57	$1,330,802.93	$(68,034.64)	$1,330,802.93	$1,058,995.73
22541NMB2	391,647.47	-	391,647.47	245,148.15	(146,499.32)	245,148.15	196,792.35
22541NTH2	114,360.35	-	114,360.35	19,467.53	(94,892.82)	19,467.53	65,910.45
22541NUB3	2,751,670.42	-	2,751,670.42	1,142,047.70	(1,609,622.72)	1,142,047.70	1,560,501.67
22541Q4M1	946,992.48	-	946,992.48	196,498.73	(750,493.75)	196,498.73	615,985.53
22541QA44	1,102,838.83	-	1,102,838.83	838,439.53	(264,399.30)	838,439.53	648,230.30
22541QDA7	893,231.21	-	893,231.21	400,784.87	(492,446.34)	400,784.87	542,856.12
22541QFK3	361,287.41	-	361,287.41	140,035.09	(221,252.32)	140,035.09	225,090.49
22541QQR6	1,031,789.48	-	1,031,789.48	389,761.48	(642,028.00)	389,761.48	349,545.67
22541SFL7	613.42	-	613.42	40.85	(572.57)	40.85	282.11
22541SJV1	3,709,003.03	-	3,709,003.03	1,069,449.76	(2,639,553.27)	1,069,449.76	1,089,416.14
22541SXR4	1,752,619.87	-	1,752,619.87	1,572,097.61	(180,522.26)	1,572,097.61	819,437.21
225458UJ5	7,110,466.01	-	7,110,466.01	7,074,122.95	(36,343.06)	7,074,122.95	6,641,529.32
225470R88	677,276.99	-	677,276.99	-	(677,276.99)	-	-
2254W0NK7	1,173,818.08	-	1,173,818.08	760,226.30	(413,591.78)	760,226.30	750,308.00
22943HAD8	11,922,928.16	-	11,922,928.16	11,833,184.00	(89,744.16)	11,833,184.00	6,567,975.00
23245QAA7	2,491,649.89	-	2,491,649.89	2,454,217.55	(37,432.34)	2,454,217.55	1,605,827.56
23332UAC8	5,477,058.53	-	5,477,058.53	5,076,677.70	(400,380.83)	5,076,677.70	4,133,497.96
23332UAR5	9,942,332.80	-	9,942,332.80	9,142,826.69	(799,506.11)	9,142,826.69	6,488,431.57
23332UAS3	176,471.15	-	176,471.15	131,790.31	(44,680.84)	131,790.31	79,869.39
23332UBG8	6,917,454.70	-	6,917,454.70	6,723,925.69	(193,529.01)	6,723,925.69	4,422,271.03
23332UBV5	6,463,303.41	-	6,463,303.41	6,155,042.41	(308,261.00)	6,155,042.41	3,652,777.34
23332UBW3	466,359.66	-	466,359.66	365,786.21	(100,573.45)	365,786.21	249,078.55
23332UCM4	620,141.55	-	620,141.55	596,863.72	(23,277.83)	596,863.72	393,036.85
23332UDU5	20,873,214.78	-	20,873,214.78	20,535,208.92	(338,005.86)	20,535,208.92	12,802,892.92
251510EH2	31,386,373.97	-	31,386,373.97	29,776,920.83	(1,609,453.14)	29,776,920.83	23,554,371.60
251510FB4	7,006,196.35	-	7,006,196.35	6,932,571.07	(73,625.28)	6,932,571.07	5,597,637.24
251510NB5	5,194,850.34	-	5,194,850.34	5,126,868.69	(67,981.65)	5,126,868.69	4,170,830.93
251510NC3	14,323,115.79	-	14,323,115.79	13,322,014.84	(1,001,100.95)	13,322,014.84	3,492,455.94
26441EAC5	251,750.00	-	251,750.00	198,750.00	(53,000.00)	198,750.00	225,000.00
30251YAB4	8,734,778.32	-	8,734,778.32	8,733,046.45	(1,731.87)	8,733,046.45	6,591,850.01
318340AB2	718,001.87	-	718,001.87	715,352.80	(2,649.07)	715,352.80	499,575.78
32051GZS7	6,893,588.46	-	6,893,588.46	6,639,958.44	(253,630.02)	6,639,958.44	6,128,064.02
32056CAH2	17,234,064.17	-	17,234,064.17	16,715,349.63	(518,714.54)	16,715,349.63	13,812,531.77
35952Z007	5,923,357.50	-	5,923,357.50	6,153,734.58	230,377.08	6,153,734.58	2,614,467.35
35952Z023	4,511,207.33	-	4,511,207.33	4,731,293.75	220,086.42	4,731,293.75	2,017,445.52
35952Z031	4,688,529.85	-	4,688,529.85	4,851,154.60	162,624.75	4,851,154.60	1,984,276.13
35952Z049	4,383,058.82	-	4,383,058.82	4,393,146.88	10,088.06	4,393,146.88	1,675,385.40
35952Z056	4,285,422.23	-	4,285,422.23	4,269,538.30	(15,883.93)	4,269,538.30	1,598,247.30
35952Z064	4,622,032.21	-	4,622,032.21	4,584,118.38	(37,913.83)	4,584,118.38	1,691,625.00
35952ZA06	12,498,712.41	-	12,498,712.41	12,575,211.46	76,499.05	12,575,211.46	4,485,745.61
35952ZA14	581,463.26	-	581,463.26	587,470.60	6,007.34	587,470.60	201,154.51
35952ZA22	891,667.03	-	891,667.03	893,126.09	1,459.06	893,126.09	311,226.52
36228F5R3	1,784,822.54	-	1,784,822.54	1,778,747.31	(6,075.23)	1,778,747.31	1,458,742.78
36228FWU6	1,556,604.65	-	1,556,604.65	823,352.71	(733,251.94)	823,352.71	812,440.43
362341XE4	22,425,896.22	-	22,425,896.22	22,368,539.44	(57,356.78)	22,368,539.44	21,086,283.99
36242D3Z4	36,379.87	-	36,379.87	15,591.36	(20,788.51)	15,591.36	37,656.00
36242DBJ1	3,438,269.83	-	3,438,269.83	3,420,420.30	(17,849.53)	3,420,420.30	3,500,314.50
36242DBZ5	429,175.02	-	429,175.02	225,117.23	(204,057.79)	225,117.23	295,550.48
36242DGA5	69,435.41	-	69,435.41	26,274.41	(43,161.00)	26,274.41	58,577.90
39538RAB5	11,623,755.02	-	11,623,755.02	11,432,435.14	(191,319.88)	11,432,435.14	7,057,154.77
39538RBB4	13,378,059.89	-	13,378,059.89	13,024,188.11	(353,871.78)	13,024,188.11	7,609,786.63
40430HCQ9	2,200.00	-	2,200.00	2,100.64	(99.36)	2,100.64	10,717.00

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
40431KAA8	$149,189.31	$-	$149,189.31	$142,514.17	$(6,675.14)	$142,514.17	$133,381.48
40431RAN5	1,710.12	-	1,710.12	1,258.01	(452.11)	1,258.01	16,720.13
41161PA86	1,861,912.82	-	1,861,912.82	1,793,823.19	(68,089.63)	1,793,823.19	1,456,655.50
41161PHC0	8,480,233.29	-	8,480,233.29	8,047,261.87	(432,971.42)	8,047,261.87	5,713,154.60
41161PHU0	8,069,968.77	-	8,069,968.77	7,684,462.58	(385,506.19)	7,684,462.58	5,347,306.39
41161PKH5	658,084.51	-	658,084.51	606,795.26	(51,289.25)	606,795.26	372,600.09
41161PL43	20,523,288.84	-	20,523,288.84	20,419,930.24	(103,358.60)	20,419,930.24	12,781,885.31
41161PLR2	13,321,773.78	-	13,321,773.78	12,987,652.51	(334,121.27)	12,987,652.51	8,321,877.67
41161PMG5	16,048,389.29	-	16,048,389.29	15,731,418.89	(316,970.40)	15,731,418.89	9,998,660.91
41161PQU0	13,826,326.41	-	13,826,326.41	13,555,850.58	(270,475.83)	13,555,850.58	8,626,403.84
41161PSC8	14,528.64	-	14,528.64	14,033.60	(495.04)	14,033.60	124,376.82
41161PTN3	2,302,587.27	-	2,302,587.27	2,267,897.68	(34,689.59)	2,267,897.68	1,459,874.85
41161PTP8	743,972.74	-	743,972.74	667,587.10	(76,385.64)	667,587.10	462,175.37
41161PWB5	7,452,210.68	-	7,452,210.68	7,343,571.23	(108,639.45)	7,343,571.23	4,400,431.53
41161PXH1	832,815.67	-	832,815.67	806,920.48	(25,895.19)	806,920.48	523,731.19
43739EAP2	20,692,394.62	-	20,692,394.62	20,035,045.20	(657,349.42)	20,035,045.20	14,146,968.62
43739EBJ5	9,470,912.02	-	9,470,912.02	9,396,575.94	(74,336.08)	9,396,575.94	7,270,684.58
43739EBS5	9,390,295.34	-	9,390,295.34	9,389,284.23	(1,011.11)	9,389,284.23	7,607,314.18
45254NHV2	341,137.23	-	341,137.23	339,614.90	(1,522.33)	339,614.90	116,101.73
45254NJG3	1,424,847.27	-	1,424,847.27	1,419,982.71	(4,864.56)	1,419,982.71	999,106.62
45254NJV0	1,051,000.26	-	1,051,000.26	1,018,268.36	(32,731.90)	1,018,268.36	739,380.20
45254NJX6	231,656.42	-	231,656.42	225,351.66	(6,304.76)	225,351.66	226,639.33
45254NKA4	331,844.54	-	331,844.54	318,869.14	(12,975.40)	318,869.14	283,301.03
45254NKD8	4,272,196.68	-	4,272,196.68	4,241,554.76	(30,641.92)	4,241,554.76	4,079,501.13
45254NKF3	5,411,268.71	-	5,411,268.71	5,375,358.55	(35,910.16)	5,375,358.55	3,907,449.03
45254NKX4	6,445,811.39	-	6,445,811.39	6,424,443.63	(21,367.76)	6,424,443.63	4,379,416.71
45254NNP8	14,083,007.01	-	14,083,007.01	13,666,815.37	(416,191.64)	13,666,815.37	9,121,771.55
45254NPA9	15,940,578.75	-	15,940,578.75	15,933,131.06	(7,447.69)	15,933,131.06	12,708,722.73
45254NPG6	1,175,882.71	-	1,175,882.71	1,157,848.67	(18,034.04)	1,157,848.67	738,933.65
45254NPU5	5,653,762.95	-	5,653,762.95	5,641,300.15	(12,462.80)	5,641,300.15	3,776,426.59
45254TMK7	130,530.47	-	130,530.47	62,513.91	(68,016.56)	62,513.91	54,380.80
45254TRX4	357,025.60	-	357,025.60	356,784.07	(241.53)	356,784.07	245,781.75
45254TSM7	4,512,352.74	-	4,512,352.74	4,462,272.27	(50,080.47)	4,462,272.27	2,348,642.95
45660LCN7	6,176,052.77	-	6,176,052.77	5,616,319.65	(559,733.12)	5,616,319.65	3,703,076.80
45660LKW8	26,921,535.01	-	26,921,535.01	26,267,530.99	(654,004.02)	26,267,530.99	15,970,287.96
45660LNB1	317,976.95	-	317,976.95	190,647.02	(127,329.93)	190,647.02	231,828.20
45660LW96	3,873,134.29	-	3,873,134.29	3,780,548.16	(92,586.13)	3,780,548.16	2,275,316.34
45660LWD7	3,519,060.59	-	3,519,060.59	3,203,246.84	(315,813.75)	3,203,246.84	3,190,219.08
45660LYW3	4,523,469.44	-	4,523,469.44	4,414,090.05	(109,379.39)	4,414,090.05	2,583,596.05
45660N2J3	5,481,285.28	-	5,481,285.28	4,983,344.33	(497,940.95)	4,983,344.33	4,233,633.23
45660N2Y0	1,851,786.83	-	1,851,786.83	1,737,903.11	(113,883.72)	1,737,903.11	1,309,299.43
45660N3S2	5,620,388.09	-	5,620,388.09	5,556,993.78	(63,394.31)	5,556,993.78	3,925,153.28
45660N5H4	6,500,812.68	-	6,500,812.68	5,938,529.30	(562,283.38)	5,938,529.30	4,306,102.61
45660NKM6	3,259,208.05	-	3,259,208.05	2,423,843.32	(835,364.73)	2,423,843.32	2,151,896.13
45660NRB3	943,200.26	-	943,200.26	898,173.23	(45,027.03)	898,173.23	552,152.31
45660NS30	2,728,972.76	-	2,728,972.76	2,537,015.63	(191,957.13)	2,537,015.63	2,079,122.13
45660NT88	98,741.40	-	98,741.40	82,300.74	(16,440.66)	82,300.74	56,178.65
45660NT96	2,966,466.70	-	2,966,466.70	2,475,717.93	(490,748.77)	2,475,717.93	2,182,358.43
45660NZY4	826,721.67	-	826,721.67	687,642.66	(139,079.01)	687,642.66	516,762.10
456612AC4	18,542,321.13	-	18,542,321.13	18,024,907.82	(517,413.31)	18,024,907.82	10,088,170.91
45664BAE7	13,458.26	-	13,458.26	4,435.04	(9,023.22)	4,435.04	41,190.31
45667WAA6	5,049,794.60	-	5,049,794.60	5,021,704.07	(28,090.53)	5,021,704.07	3,803,838.41
466247UG6	2,981,863.38	-	2,981,863.38	2,882,213.62	(99,649.76)	2,882,213.62	2,593,603.01

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
466247XE8	$7,074,433.96	$-	$7,074,433.96	$6,920,733.77	$(153,700.19)	$6,920,733.77	$4,953,603.90
46627MBQ9	13,368,456.37	-	13,368,456.37	13,182,036.89	(186,419.48)	13,182,036.89	9,580,139.68
46627MCS4	8,472,873.62	-	8,472,873.62	8,133,786.63	(339,086.99)	8,133,786.63	6,414,399.53
46629NAC7	144,599.24	-	144,599.24	77,491.69	(67,107.55)	77,491.69	56,704.87
46629QAR7	2,842.18	-	2,842.18	764.50	(2,077.68)	764.50	26,563.93
52520MFT5	38,001.03	-	38,001.03	37,095.72	(905.31)	37,095.72	205,939.54
525221CD7	515,379.55	-	515,379.55	289,031.50	(226,348.05)	289,031.50	80,934.70
52524YAF0	13,024,286.55	-	13,024,286.55	13,020,306.86	(3,979.69)	13,020,306.86	7,273,658.02
550279AA1	5,306,767.28	-	5,306,767.28	5,254,113.84	(52,653.44)	5,254,113.84	3,648,868.38
576429AL8	6,301.40	-	6,301.40	5,234.12	(1,067.28)	5,234.12	33,682.30
576433FP6	716,739.85	-	716,739.85	486,587.08	(230,152.77)	486,587.08	212,634.61
576433G42	9,591,132.34	-	9,591,132.34	9,403,432.27	(187,700.07)	9,403,432.27	5,740,942.78
576433GW0	1,554,838.72	-	1,554,838.72	774,679.26	(780,159.46)	774,679.26	572,154.49
576433H33	5,213,449.39	-	5,213,449.39	5,195,623.86	(17,825.53)	5,195,623.86	4,128,411.32
576433NH5	3,600,549.02	-	3,600,549.02	1,903,270.80	(1,697,278.22)	1,903,270.80	2,129,474.94
576433RB4	421,472.25	-	421,472.25	302,879.08	(118,593.17)	302,879.08	215,175.63
576433RU2	2,312,081.73	-	2,312,081.73	1,593,962.25	(718,119.48)	1,593,962.25	885,300.00
576433SE7	1,861,655.69	-	1,861,655.69	1,543,097.40	(318,558.29)	1,543,097.40	438,060.00
576433YN0	1,262,205.21	-	1,262,205.21	1,251,445.49	(10,759.72)	1,251,445.49	805,332.60
576438AA3	3,925,515.20	-	3,925,515.20	3,902,606.39	(22,908.81)	3,902,606.39	3,286,650.99
5899292N7	1,522,447.66	-	1,522,447.66	1,503,401.34	(19,046.32)	1,503,401.34	1,455,741.23
5899293W6	1,784,380.45	-	1,784,380.45	617,292.39	(1,167,088.06)	617,292.39	949,360.02
589929E87	1,242,613.94	-	1,242,613.94	1,094,053.32	(148,560.62)	1,094,053.32	809,262.50
589929P69	433,674.00	-	433,674.00	352,359.20	(81,314.80)	352,359.20	425,853.21
59020UNZ4	1,736,038.67	-	1,736,038.67	1,723,668.92	(12,369.75)	1,723,668.92	1,724,516.49
59020UQ40	1,352,319.19	-	1,352,319.19	1,333,846.58	(18,472.61)	1,333,846.58	871,546.92
59020UQ57	3,592,488.79	-	3,592,488.79	3,408,400.05	(184,088.74)	3,408,400.05	1,938,560.00
59020UTL9	1,060,471.51	-	1,060,471.51	658,719.06	(401,752.45)	658,719.06	573,387.99
59020UXN0	289,340.55	-	289,340.55	126,115.57	(163,224.98)	126,115.57	254,370.00
61748HAQ4	5,573,135.65	-	5,573,135.65	5,562,456.05	(10,679.60)	5,562,456.05	4,924,270.14
61753VAG7	960.00	-	960.00	848.91	(111.09)	848.91	2,949.59
61913PAA0	13,098,828.03	-	13,098,828.03	12,912,275.51	(186,552.52)	12,912,275.51	11,854,655.64
61915RAZ9	48,759.04	-	48,759.04	37,045.05	(11,713.99)	37,045.05	22,629.77
61915RBB1	7,685,200.98	-	7,685,200.98	7,558,357.46	(126,843.52)	7,558,357.46	4,904,245.07
65535VSQ2	4,518.45	-	4,518.45	2,304.97	(2,213.48)	2,304.97	11,382.53
65537BAG5	22,246.12	-	22,246.12	21,490.86	(755.26)	21,490.86	103,211.15
669884AF5	8,312.44	-	8,312.44	7,437.24	(875.20)	7,437.24	21,019.50
68383NCA9	26,151,132.42	-	26,151,132.42	26,085,936.31	(65,196.11)	26,085,936.31	18,722,090.34
68383NCD3	2,889,050.10	-	2,889,050.10	2,849,200.43	(39,849.67)	2,849,200.43	1,217,631.00
68383NCU5	10,531,155.88	-	10,531,155.88	9,957,837.67	(573,318.21)	9,957,837.67	7,136,628.79
68383NDT7	9,550,897.44	-	9,550,897.44	9,525,644.58	(25,252.86)	9,525,644.58	5,275,114.07
68389FBW3	31,717.29	-	31,717.29	30,640.63	(1,076.66)	30,640.63	26,629.59
68402CAC8	750,875.46	-	750,875.46	718,864.26	(32,011.20)	718,864.26	653,561.78
74927XAM4	136,826.02	-	136,826.02	64,143.68	(72,682.34)	64,143.68	245,182.35
76110H4M8	256,753.13	-	256,753.13	210,142.48	(46,610.65)	210,142.48	242,456.12
76110H5C9	302,454.33	-	302,454.33	204,912.70	(97,541.63)	204,912.70	224,082.66
76110HKX6	6,068,563.83	-	6,068,563.83	1,941,095.71	(4,127,468.12)	1,941,095.71	4,327,769.07
76110HKY4	480,547.48	-	480,547.48	138,009.92	(342,537.56)	138,009.92	465,514.66
76110W4J2	4,260.41	-	4,260.41	4,211.63	(48.78)	4,211.63	19,925.20
761118FM5	10,791,534.20	-	10,791,534.20	10,527,879.12	(263,655.08)	10,527,879.12	7,898,244.78
761118KU1	8,313,017.07	-	8,313,017.07	8,048,351.68	(264,665.39)	8,048,351.68	4,983,812.76
761118NN4	11,285,348.26	-	11,285,348.26	10,982,282.46	(303,065.80)	10,982,282.46	6,908,850.47
761118RJ9	551,317.20	-	551,317.20	522,283.81	(29,033.39)	522,283.81	290,388.31

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
761118RM2	$23,852,735.80	$-	$23,852,735.80	$22,619,711.71	$(1,233,024.09)	$22,619,711.71	$13,131,342.93
76112BN55	9,452.31	-	9,452.31	8,493.47	(958.84)	8,493.47	16,316.20
79549AYA1	1,661,474.21	-	1,661,474.21	1,430,138.58	(231,335.63)	1,430,138.58	776,829.25
79549AYB9	180,937.10	-	180,937.10	111,626.96	(69,310.14)	111,626.96	96,885.98
81744FDK0	2,290,812.89	-	2,290,812.89	2,269,364.54	(21,448.35)	2,269,364.54	2,049,193.36
84752CAE7	1,727,986.23	-	1,727,986.23	1,653,665.61	(74,320.62)	1,653,665.61	770,148.18
863579KG2	3,863,876.32	-	3,863,876.32	3,795,231.53	(68,644.79)	3,795,231.53	2,581,451.16
863579YR3	9,253,862.38	-	9,253,862.38	8,966,225.84	(287,636.54)	8,966,225.84	6,337,919.78
86358HQW2	18,647.07	-	18,647.07	11,537.27	(7,109.80)	11,537.27	170,667.90
86358RLG0	420,315.74	-	420,315.74	235,746.42	(184,569.32)	235,746.42	262,713.28
86358RSJ7	70,965.43	-	70,965.43	2,839.73	(68,125.70)	2,839.73	22,217.30
86358RUM7	141,829.45	-	141,829.45	109,529.72	(32,299.73)	109,529.72	80,998.92
86358RZC4	249,395.06	-	249,395.06	44,686.59	(204,708.47)	44,686.59	148,614.08
86359A5E9	378,734.74	-	378,734.74	269,582.81	(109,151.93)	269,582.81	214,794.57
86359ADN0	1,103,130.42	-	1,103,130.42	1,072,622.59	(30,507.83)	1,072,622.59	353,240.00
86359AHD8	481,419.23	-	481,419.23	449,620.06	(31,799.17)	449,620.06	352,322.46
86359AKY8	52,679.87	-	52,679.87	17,941.14	(34,738.73)	17,941.14	45,457.03
86359ANH2	1,527,343.89	-	1,527,343.89	1,488,638.16	(38,705.73)	1,488,638.16	1,376,807.19
86359AVY6	422,371.44	-	422,371.44	267,085.31	(155,286.13)	267,085.31	305,827.09
86359AXX6	2,763,277.51	-	2,763,277.51	1,351,109.47	(1,412,168.04)	1,351,109.47	2,373,641.41
86359AZE6	965,347.87	-	965,347.87	496,906.29	(468,441.58)	496,906.29	759,943.49
86359BU82	53,701.78	-	53,701.78	19,190.81	(34,510.97)	19,190.81	9,535.84
86359DUV7	59,401.60	-	59,401.60	33,520.99	(25,880.61)	33,520.99	50,754.19
86360JAA9	12,974,684.64	-	12,974,684.64	12,890,442.62	(84,242.02)	12,890,442.62	6,524,355.67
86360JAN1	4,811,749.07	-	4,811,749.07	4,725,086.83	(86,662.24)	4,725,086.83	2,678,749.74
86361EAM3	3,284.60	-	3,284.60	1,110.83	(2,173.77)	1,110.83	9,061.02
86361EAP6	222.83	-	222.83	12.38	(210.45)	12.38	1,001.48
86361HAZ7	3,464.37	-	3,464.37	3,388.30	(76.07)	3,388.30	28,500.00
86361HBA1	505.52	-	505.52	498.47	(7.05)	498.47	3,808.06
87222EAJ7	13,908.37	-	13,908.37	9,125.69	(4,782.68)	9,125.69	32,841.49
885220FS7	8,959,281.99	-	8,959,281.99	8,834,441.37	(124,840.62)	8,834,441.37	7,735,453.82
89789KAC9	5,349.85	-	5,349.85	5,037.02	(312.83)	5,037.02	25,650.00
929093AA0	1,597,428.30	-	1,597,428.30	1,268,426.46	(329,001.84)	1,268,426.46	417,820.03
929227EN2	362,543.40	-	362,543.40	220,081.19	(142,462.21)	220,081.19	205,190.99
929227XH4	330,035.94	-	330,035.94	108,846.51	(221,189.43)	108,846.51	309,717.42
92922F3L0	54,962,013.73	-	54,962,013.73	53,117,955.74	(1,844,057.99)	53,117,955.74	45,994,942.12
92922F4M7	5,050,741.75	-	5,050,741.75	5,034,693.02	(16,048.73)	5,034,693.02	3,904,442.75
92922F5T1	8,676,171.03	-	8,676,171.03	8,643,649.97	(32,521.06)	8,643,649.97	6,654,817.86
92922F7A0	1,720,425.53	-	1,720,425.53	1,411,799.08	(308,626.45)	1,411,799.08	1,117,432.55
92922F7Q5	11,539,892.29	-	11,539,892.29	11,245,157.66	(294,734.63)	11,245,157.66	8,223,180.13
92922FB72	1,439,734.90	-	1,439,734.90	1,418,949.88	(20,785.02)	1,418,949.88	908,092.62
92922FD21	1,279,734.74	-	1,279,734.74	1,279,450.92	(283.82)	1,279,450.92	1,400,419.08
92922FD47	10,872,612.85	-	10,872,612.85	10,413,753.66	(458,859.19)	10,413,753.66	8,790,572.67
92922FG77	12,617,711.34	-	12,617,711.34	12,291,484.84	(326,226.50)	12,291,484.84	11,366,981.64
92922FJ25	7,421,446.36	-	7,421,446.36	7,410,294.13	(11,152.23)	7,410,294.13	5,642,228.79
92922FQ76	387,249.10	-	387,249.10	259,480.43	(127,768.67)	259,480.43	273,547.29
92922FTJ7	1,639,831.47	-	1,639,831.47	1,553,417.00	(86,414.47)	1,553,417.00	1,119,887.92
92922FU48	7,363,473.60	-	7,363,473.60	7,011,050.80	(352,422.80)	7,011,050.80	6,577,987.03
92922FW61	1,535,445.95	-	1,535,445.95	1,327,639.87	(207,806.08)	1,327,639.87	976,050.54
92922FWU8	4,811,650.60	-	4,811,650.60	4,670,390.57	(141,260.03)	4,670,390.57	3,243,919.64
92922FZF8	10,313,637.83	-	10,313,637.83	9,963,719.10	(349,918.73)	9,963,719.10	7,467,303.34
92925CBB7	5,120,972.13	-	5,120,972.13	5,058,558.70	(62,413.43)	5,058,558.70	3,535,425.05
92926SAE6	3,145,965.68	-	3,145,965.68	3,076,277.60	(69,688.08)	3,076,277.60	2,573,226.72

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
939336PT4	$65,679.94	$-	$65,679.94	$21,740.28	$(43,939.66)	$21,740.28	$61,496.95
939336U35	1,758,275.27	-	1,758,275.27	1,720,040.22	(38,235.05)	1,720,040.22	1,819,234.99
939336X65	13,683,876.25	-	13,683,876.25	13,145,344.03	(538,532.22)	13,145,344.03	10,412,104.84
93934FHC9	10,339,448.82	-	10,339,448.82	10,120,432.78	(219,016.04)	10,120,432.78	6,211,494.25
93934FJQ6	19,266,145.77	-	19,266,145.77	19,003,975.87	(262,169.90)	19,003,975.87	11,360,421.15
93936JAM4	1,729.01	-	1,729.01	864.51	(864.50)	864.51	61,379.90
941034AD2	177,180.98	-	177,180.98	30,720.60	(146,460.38)	30,720.60	105,720.00
949775AC4	432,117.73	-	432,117.73	300,304.89	(131,812.84)	300,304.89	424,486.03
94981VAX5	1,180,397.18	-	1,180,397.18	1,173,574.31	(6,822.87)	1,173,574.31	1,175,928.82
94983CAJ6	20,750,754.03	-	20,750,754.03	20,056,492.24	(694,261.79)	20,056,492.24	20,004,332.78
94983EAH6	16,321,489.18	-	16,321,489.18	16,165,384.72	(156,104.46)	16,165,384.72	13,381,991.09
94983TAE0	12,465,453.87	-	12,465,453.87	12,376,506.12	(88,947.75)	12,376,506.12	11,193,989.73
94983YAQ2	5,185,412.71	-	5,185,412.71	4,872,833.42	(312,579.29)	4,872,833.42	4,438,067.58
L26479NN8	1,237,993.81	-	1,237,993.81	190,460.58	(1,047,533.23)	190,460.58	2,537,166.84
Totals	$1,471,905,695.71	$-	$1,471,905,695.71	$1,391,337,542.96	$(80,568,152.75)	$1,391,337,542.96	$1,015,645,802.04

The following is the impairment listing for loan-backed securities for the three months ended December 31, 2009:
CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
00075WAB5	$392,914.51	$-	$392,914.51	$396,890.58	$3,976.07	$396,890.58	$390,925.02
004375CT6	9,408,193.30	-	9,408,193.30	8,562,534.09	(845,659.21)	8,562,534.09	4,783,498.94
00442GAD2	2,437,254.26	-	2,437,254.26	2,602,501.89	165,247.63	2,602,501.89	2,810,710.02
00442KAD3	4,412,473.61	-	4,412,473.61	4,278,160.00	(134,313.61)	4,278,160.00	3,239,750.54
007034AQ4	7,630,054.96	-	7,630,054.96	7,276,503.83	(353,551.13)	7,276,503.83	5,818,807.85
007036CE4	27,673.33	-	27,673.33	20,400.00	(7,273.33)	20,400.00	50,000.00
007036FB7	2,492,010.21	-	2,492,010.21	2,428,083.06	(63,927.15)	2,428,083.06	342,330.05
007036FY7	46,375.37	-	46,375.37	28,660.50	(17,714.87)	28,660.50	16,435.98
007036GB6	1,099,285.00	-	1,099,285.00	485,536.41	(613,748.59)	485,536.41	334,979.48
007037BK9	1,155,650.78	-	1,155,650.78	2,329,100.40	1,173,449.62	2,329,100.40	2,348,442.68
02146QAB9	16,240,391.54	-	16,240,391.54	16,015,900.25	(224,491.29)	16,015,900.25	9,877,931.55
02146TAQ0	18,632,146.52	-	18,632,146.52	18,310,000.00	(322,146.52)	18,310,000.00	16,689,902.25
02146YAD8	24,373,978.67	-	24,373,978.67	24,025,206.43	(348,772.24)	24,025,206.43	15,110,724.55
02147CAA1	10,872,095.79	-	10,872,095.79	10,865,188.19	(6,907.60)	10,865,188.19	6,604,821.67
02147DAB7	13,298,121.74	-	13,298,121.74	13,109,767.02	(188,354.72)	13,109,767.02	7,654,768.27
02147DAV3	2,278,949.00	-	2,278,949.00	2,659,475.64	380,526.64	2,659,475.64	1,973,882.50
02150MAB1	15,971,550.45	-	15,971,550.45	15,530,800.00	(440,750.45)	15,530,800.00	10,502,951.56
02660CAH3	679,469.69	-	679,469.69	321,326.38	(358,143.31)	321,326.38	235,266.88
02660TGN7	10,110,253.97	-	10,110,253.97	10,120,160.05	9,906.08	10,120,160.05	5,690,126.55
02660THA4	46,875.57	-	46,875.57	24,528.00	(22,347.57)	24,528.00	46,199.66
02660THL0	2,025,163.17	-	2,025,163.17	1,930,386.02	(94,777.15)	1,930,386.02	1,187,872.53
02660THT3	858,211.34	-	858,211.34	850,081.22	(8,130.12)	850,081.22	619,923.02
026929AD1	10,298,954.58	-	10,298,954.58	10,276,184.27	(22,770.31)	10,276,184.27	5,997,805.45
040104QN4	5,462,960.22	-	5,462,960.22	5,226,483.12	(236,477.10)	5,226,483.12	4,367,234.37
040104RV5	3,393,536.86	-	3,393,536.86	3,270,607.13	(122,929.73)	3,270,607.13	2,293,163.73
040104TF8	246,802.64	-	246,802.64	198,581.55	(48,221.09)	198,581.55	88,737.21
040104TG6	1,456,597.13	-	1,456,597.13	1,425,744.54	(30,852.59)	1,425,744.54	1,064,187.77
04012XAC9	586,310.20	-	586,310.20	319,925.46	(266,384.74)	319,925.46	216,293.42
05946XYB3	101,049.09	-	101,049.09	78,147.33	(22,901.76)	78,147.33	99,674.88
05948XPR6	2,082,465.13	-	2,082,465.13	557,100.77	(1,525,364.36)	557,100.77	1,231,958.53

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
05948XR52	$474,971.01	$-	$474,971.01	$91,470.39	$(383,500.62)	$91,470.39	$188,272.14
05948XVH1	1,497,402.87	-	1,497,402.87	306,092.32	(1,191,310.55)	306,092.32	528,786.24
05948XVJ7	875,432.60	-	875,432.60	59,070.79	(816,361.81)	59,070.79	194,455.04
05949ALH1	2,910,262.88	-	2,910,262.88	2,855,947.26	(54,315.62)	2,855,947.26	2,746,262.47
05949AZG8	2,582,766.65	-	2,582,766.65	2,576,970.81	(5,795.84)	2,576,970.81	2,207,564.74
05950DAA8	12,267,524.43	-	12,267,524.43	12,223,571.80	(43,952.63)	12,223,571.80	9,373,865.03
07325VAG9	2,691,014.91	-	2,691,014.91	2,754,647.19	63,632.28	2,754,647.19	2,386,917.47
07384YNJ1	1,567,883.79	-	1,567,883.79	1,456,356.93	(111,526.86)	1,456,356.93	1,508,651.85
07384YPP5	4,596,090.24	-	4,596,090.24	3,674,174.67	(921,915.57)	3,674,174.67	999,108.79
073852AD7	2,164,167.52	-	2,164,167.52	1,934,225.00	(229,942.52)	1,934,225.00	1,185,850.00
07386HCM1	1,410,030.52	-	1,410,030.52	1,056,536.60	(353,493.92)	1,056,536.60	706,759.77
07386HCP4	184,720.16	-	184,720.16	39,486.65	(145,233.51)	39,486.65	69,911.61
07386HEN7	795,472.39	-	795,472.39	82,841.96	(712,630.43)	82,841.96	167,872.33
07386HHW4	28,412.44	-	28,412.44	23,711.51	(4,700.93)	23,711.51	118,363.69
07386HJL6	383,091.71	-	383,091.71	153,449.10	(229,642.61)	153,449.10	282,792.72
07386HLU3	9,848.96	-	9,848.96	8,937.40	(911.56)	8,937.40	68,639.21
07386HTQ4	415,178.41	-	415,178.41	250,591.67	(164,586.74)	250,591.67	347,054.18
073879PA0	1,795,558.69	-	1,795,558.69	1,668,300.00	(127,258.69)	1,668,300.00	661,470.00
073879QF8	1,097,646.34	-	1,097,646.34	1,108,896.41	11,250.07	1,108,896.41	629,200.12
073879Z92	11,677,483.85	-	11,677,483.85	11,388,410.35	(289,073.50)	11,388,410.35	3,777,103.02
07387AFA8	377,451.26	-	377,451.26	108,445.71	(269,005.55)	108,445.71	219,172.61
07387UHB0	2,977.83	-	2,977.83	-	(2,977.83)	-	9,898.61
07388UAB6	1,532,487.32	-	1,532,487.32	1,506,514.36	(25,972.96)	1,506,514.36	1,323,491.65
07389LAA7	854,961.17	-	854,961.17	851,520.28	(3,440.89)	851,520.28	759,409.75
07389PAY6	354,984.94	-	354,984.94	293,211.80	(61,773.14)	293,211.80	285,271.62
07389VAA5	1,725,560.82	-	1,725,560.82	1,715,357.28	(10,203.54)	1,715,357.28	1,617,545.00
07400XAB4	3,600,099.61	-	3,600,099.61	3,429,090.00	(171,009.61)	3,429,090.00	1,712,050.20
07401EAA7	10,274,180.08	-	10,274,180.08	10,365,076.78	90,896.70	10,365,076.78	8,625,676.27
07401LAA1	15,877,589.54	-	15,877,589.54	15,533,760.67	(343,828.87)	15,533,760.67	9,168,168.09
07401LAQ6	4,389,861.34	-	4,389,861.34	4,162,869.65	(226,991.69)	4,162,869.65	2,452,575.10
07401LAU7	(5,586.31)	-	(5,586.31)	-	5,586.31	-	-
07820QAY1	17,991,396.58	-	17,991,396.58	17,874,223.26	(117,173.32)	17,874,223.26	12,522,069.85
078446AB7	166,400.00	-	166,400.00	158,000.00	(8,400.00)	158,000.00	158,000.00
12489WQE7	1,538,342.85	-	1,538,342.85	1,345,000.00	(193,342.85)	1,345,000.00	927,180.00
12489WQH0	103,752.46	-	103,752.46	46,000.00	(57,752.46)	46,000.00	88,533.52
1248MEAE9	1,353,070.11	-	1,353,070.11	1,200,600.00	(152,470.11)	1,200,600.00	1,125,220.73
1248MEAG4	955,591.98	-	955,591.98	943,054.18	(12,537.80)	943,054.18	980,168.04
1248RHAD9	4,642,110.21	-	4,642,110.21	4,350,796.19	(291,314.02)	4,350,796.19	2,686,481.24
12498NAB9	1,296,327.42	-	1,296,327.42	1,300,043.64	3,716.22	1,300,043.64	1,022,226.52
12567AAF4	469,562.67	-	469,562.67	464,059.25	(5,503.42)	464,059.25	705,163.45
12629EAK1	16,909.19	-	16,909.19	8,122.99	(8,786.20)	8,122.99	44,561.95
12638PAL3	1,058.97	-	1,058.97	889.65	(169.32)	889.65	7,735.64
126670JD1	1,422,556.94	-	1,422,556.94	1,345,460.94	(77,096.00)	1,345,460.94	1,209,221.78
126670KN7	1,882,551.51	-	1,882,551.51	1,819,500.00	(63,051.51)	1,819,500.00	828,559.17
126670LP1	5,761,620.57	-	5,761,620.57	4,200,800.00	(1,560,820.57)	4,200,800.00	2,006,123.20
126670WT1	5,049,493.61	-	5,049,493.61	5,048,456.17	(1,037.44)	5,048,456.17	3,955,237.36
12667F2A2	107,950.75	-	107,950.75	81,501.98	(26,448.77)	81,501.98	57,031.63
12667GR62	12,034,217.30	-	12,034,217.30	12,073,212.23	38,994.93	12,073,212.23	7,916,470.73
12667GRW5	799,879.55	-	799,879.55	797,958.85	(1,920.70)	797,958.85	404,879.54
12667GS20	15,311,868.14	-	15,311,868.14	15,354,951.99	43,083.85	15,354,951.99	8,628,835.58
12667GWF6	9,652,027.05	-	9,652,027.05	9,489,259.99	(162,767.06)	9,489,259.99	4,902,737.70
12667NAC2	251,911.17	-	251,911.17	249,866.00	(2,045.17)	249,866.00	218,280.00
12668A3Q6	9,699,104.28	-	9,699,104.28	9,668,991.25	(30,113.03)	9,668,991.25	3,546,923.33

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12668A3V5	$6,673.14	$-	$6,673.14	$5,302.70	$(1,370.44)	$5,302.70	$30,555.79
12668A4B8	16,977,160.10	-	16,977,160.10	16,673,192.76	(303,967.34)	16,673,192.76	8,866,596.30
12668A4G7	15,366.29	-	15,366.29	13,010.94	(2,355.35)	13,010.94	68,978.49
12668ACZ6	4,065,168.53	-	4,065,168.53	4,050,696.56	(14,471.97)	4,050,696.56	2,424,715.75
12668AEV3	13,357,271.07	-	13,357,271.07	13,287,158.65	(70,112.42)	13,287,158.65	7,744,665.35
12668APF6	397,190.95	-	397,190.95	435,894.80	38,703.85	435,894.80	508,677.53
12668AWQ4	3,410.61	-	3,410.61	3,185.74	(224.87)	3,185.74	29,978.75
12668BAU7	198,182.44	-	198,182.44	158,915.95	(39,266.49)	158,915.95	206,969.20
12668BB77	26,825,369.39	-	26,825,369.39	26,552,823.77	(272,545.62)	26,552,823.77	16,278,170.18
12668BDR1	9,544.23	-	9,544.23	8,262.10	(1,282.13)	8,262.10	65,796.36
126694F86	2,247.30	-	2,247.30	1,534.92	(712.38)	1,534.92	18,129.36
126694YM4	3,906,587.42	-	3,906,587.42	3,782,512.07	(124,075.35)	3,782,512.07	1,932,468.84
126694YW2	3,829.91	-	3,829.91	2,948.00	(881.91)	2,948.00	41,491.76
126694ZB7	14,982.76	-	14,982.76	10,500.00	(4,482.76)	10,500.00	57,324.50
126694ZD3	1,305.16	-	1,305.16	1,177.20	(127.96)	1,177.20	6,312.54
12669D3C0	511,405.49	-	511,405.49	486,445.28	(24,960.21)	486,445.28	264,997.60
12669E6K7	1,275,099.03	-	1,275,099.03	607,888.89	(667,210.14)	607,888.89	920,106.92
12669EH33	228,927.15	-	228,927.15	242,713.34	13,786.19	242,713.34	233,043.73
12669EJ56	270,811.58	-	270,811.58	24,997.89	(245,813.69)	24,997.89	61,567.92
12669FVD2	1,007,377.18	-	1,007,377.18	999,911.94	(7,465.24)	999,911.94	981,585.71
12669FXR9	653,960.69	-	653,960.69	641,741.88	(12,218.81)	641,741.88	425,790.53
12669GKH3	14,665,275.18	-	14,665,275.18	14,590,699.61	(74,575.57)	14,590,699.61	10,100,291.01
12669GMS7	313,009.05	-	313,009.05	299,972.64	(13,036.41)	299,972.64	179,157.58
12669GPB1	14,601.77	-	14,601.77	14,549.74	(52.03)	14,549.74	53,564.67
12669GRM5	3,081,233.74	-	3,081,233.74	3,352,603.86	271,370.12	3,352,603.86	1,882,027.27
12669GRQ6	9,109,436.68	-	9,109,436.68	8,824,803.62	(284,633.06)	8,824,803.62	5,379,170.19
12669GTV3	421,794.46	-	421,794.46	420,982.68	(811.78)	420,982.68	230,737.93
12669GUR0	4,179,563.69	-	4,179,563.69	4,148,210.13	(31,353.56)	4,148,210.13	2,417,636.96
12669UBB5	497,411.54	-	497,411.54	493,894.86	(3,516.68)	493,894.86	491,696.29
17307GH76	397,457.47	-	397,457.47	382,054.30	(15,403.17)	382,054.30	266,796.74
17307GH84	128,097.34	-	128,097.34	107,648.21	(20,449.13)	107,648.21	107,719.90
17307GN79	64,434.59	-	64,434.59	(6,343.76)	(70,778.35)	(6,343.76)	91,934.55
17309CAL9	7,182.19	-	7,182.19	-	(7,182.19)	-	24,758.15
17309MAF0	58,628.93	-	58,628.93	43,394.40	(15,234.53)	43,394.40	57,177.44
17309NAH4	373,732.49	-	373,732.49	334,800.00	(38,932.49)	334,800.00	1,298,044.40
17309QAM6	4,197.12	-	4,197.12	3,000.00	(1,197.12)	3,000.00	9,824.40
17309RAM4	10,591.41	-	10,591.41	5,869.13	(4,722.28)	5,869.13	55,161.47
17309SAM2	2,553.02	-	2,553.02	1,448.00	(1,105.02)	1,448.00	2,452.48
17309YAJ6	25,648.97	-	25,648.97	3,103.02	(22,545.95)	3,103.02	97,677.60
17309YAK3	2,055.84	-	2,055.84	-	(2,055.84)	-	18,843.16
17310UAE2	4,863.91	-	4,863.91	3,149.20	(1,714.71)	3,149.20	37,856.60
22540V3F7	2,411,427.95	-	2,411,427.95	2,321,586.20	(89,841.75)	2,321,586.20	1,248,566.68
22540V5D0	87,109.83	-	87,109.83	77,223.00	(9,886.83)	77,223.00	74,577.85
22541N5E5	1,341,369.91	-	1,341,369.91	429,412.25	(911,957.66)	429,412.25	681,963.97
22541NR68	91,777.21	-	91,777.21	64,007.81	(27,769.40)	64,007.81	36,806.33
22541Q4M1	1,243,941.82	-	1,243,941.82	951,213.77	(292,728.05)	951,213.77	606,698.16
22541QA44	1,590,638.83	-	1,590,638.83	1,124,084.31	(466,554.52)	1,124,084.31	674,486.19
22541QDA7	1,002,335.52	-	1,002,335.52	902,832.43	(99,503.09)	902,832.43	551,737.51
22541QDB5	498,362.48	-	498,362.48	179,078.08	(319,284.40)	179,078.08	293,133.14
22541QJR4	557,142.26	-	557,142.26	160,749.67	(396,392.59)	160,749.67	231,142.96
22541QV25	694,071.00	-	694,071.00	33,535.67	(660,535.33)	33,535.67	88,578.43
22541SRZ3	4,975.02	-	4,975.02	-	(4,975.02)	-	57,754.68
2254W0KK0	(114,853.15)	-	(114,853.15)	9,127.39	123,980.54	9,127.39	145,406.11

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
22943HAD8	$12,658,026.12	$-	$12,658,026.12	$11,979,500.00	$(678,526.12)	$11,979,500.00	$3,107,109.00
23242TAB2	3,876,054.68	-	3,876,054.68	3,667,644.39	(208,410.29)	3,667,644.39	3,482,624.36
23243AAD8	1,268,803.87	-	1,268,803.87	1,258,403.49	(10,400.38)	1,258,403.49	762,487.54
23244LAB7	2,921,778.81	-	2,921,778.81	2,692,489.24	(229,289.57)	2,692,489.24	2,917,292.00
23245QAA7	2,568,138.12	-	2,568,138.12	2,562,342.02	(5,796.10)	2,562,342.02	1,698,820.61
23248AAJ0	1,208,310.57	-	1,208,310.57	1,157,582.75	(50,727.82)	1,157,582.75	1,035,893.64
23332UAS3	199,348.78	-	199,348.78	188,388.88	(10,959.90)	188,388.88	64,507.98
23332UCM4	628,465.64	-	628,465.64	627,691.34	(774.30)	627,691.34	392,394.03
251508AB3	10,150,913.78	-	10,150,913.78	9,685,446.31	(465,467.47)	9,685,446.31	5,756,383.64
25150PAD1	738.34	-	738.34	537.08	(201.26)	537.08	779.86
251510HS5	12,076,035.59	-	12,076,035.59	11,980,270.70	(95,764.89)	11,980,270.70	8,391,267.44
25151AAA9	6,156,622.27	-	6,156,622.27	5,886,248.70	(270,373.57)	5,886,248.70	3,673,969.96
251563DR0	32,476.26	-	32,476.26	17,900.81	(14,575.45)	17,900.81	97,307.20
26441EAC5	284,250.00	-	284,250.00	251,750.00	(32,500.00)	251,750.00	250,000.00
26441NAA9	16,200.00	-	16,200.00	-	(16,200.00)	-	-
26441NAB7	10,800.00	-	10,800.00	-	(10,800.00)	-	-
30251YAB4	9,121,482.29	-	9,121,482.29	9,096,257.47	(25,224.82)	9,096,257.47	6,851,854.85
32051DQ62	1,061,091.21	-	1,061,091.21	388,057.22	(673,033.99)	388,057.22	453,199.81
32051DRA2	109,062.39	-	109,062.39	106,337.62	(2,724.77)	106,337.62	99,813.99
32051GBV6	187,895.70	-	187,895.70	126,531.75	(61,363.95)	126,531.75	146,678.33
32051GCF0	192,738.63	-	192,738.63	50,620.75	(142,117.88)	50,620.75	92,555.98
32051GVN2	3,158,791.63	-	3,158,791.63	3,062,503.01	(96,288.62)	3,062,503.01	3,041,436.06
32051GZS7	6,908,445.51	-	6,908,445.51	6,874,600.00	(33,845.51)	6,874,600.00	5,970,500.80
32056CAH2	17,195,946.42	-	17,195,946.42	17,168,868.00	(27,078.42)	17,168,868.00	12,910,676.34
32113JAA3	713,670.08	-	713,670.08	711,792.32	(1,877.76)	711,792.32	374,625.04
35729RAE6	7,103,874.77	-	7,103,874.77	6,989,036.57	(114,838.20)	6,989,036.57	6,175,384.09
35952Z007	8,065,469.65	-	8,065,469.65	5,923,357.50	(2,142,112.15)	5,923,357.50	2,685,858.70
35952Z023	6,509,562.82	-	6,509,562.82	4,511,207.33	(1,998,355.49)	4,511,207.33	2,071,187.74
35952Z031	6,890,943.12	-	6,890,943.12	4,688,529.86	(2,202,413.26)	4,688,529.86	2,036,793.37
35952Z049	5,920,336.51	-	5,920,336.51	4,383,058.82	(1,537,277.69)	4,383,058.82	1,719,720.00
35952Z056	6,015,993.51	-	6,015,993.51	4,285,422.23	(1,730,571.28)	4,285,422.23	1,640,899.51
35952Z064	6,114,977.70	-	6,114,977.70	4,622,032.20	(1,492,945.50)	4,622,032.20	1,736,917.20
35952ZA06	11,259,327.98	-	11,259,327.98	12,498,712.40	1,239,384.42	12,498,712.40	4,604,527.38
35952ZA14	525,997.04	-	525,997.04	581,463.24	55,466.20	581,463.24	206,481.07
35952ZA22	879,036.26	-	879,036.26	891,667.03	12,630.77	891,667.03	319,638.64
36228FWU6	1,772,489.98	-	1,772,489.98	1,666,967.85	(105,522.13)	1,666,967.85	862,761.89
362334EB6	9,599,991.93	-	9,599,991.93	9,320,003.40	(279,988.53)	9,320,003.40	7,490,942.58
36242D3Z4	57,525.76	-	57,525.76	38,760.00	(18,765.76)	38,760.00	35,757.60
36242DGA5	130,459.06	-	130,459.06	72,347.83	(58,111.23)	72,347.83	68,110.75
362437AC9	2,400,982.68	-	2,400,982.68	2,435,483.10	34,500.42	2,435,483.10	1,994,990.42
362480AD7	16,297,435.82	-	16,297,435.82	15,919,814.77	(377,621.05)	15,919,814.77	8,176,528.40
39538RBB4	13,683,066.88	-	13,683,066.88	13,663,955.41	(19,111.47)	13,663,955.41	7,674,341.82
39538WBH0	12,049.27	-	12,049.27	8,462.30	(3,586.97)	8,462.30	19,127.00
39539GAA0	5,437,538.55	-	5,437,538.55	5,402,943.73	(34,594.82)	5,402,943.73	3,151,642.90
40430HAJ7	68,648.39	-	68,648.39	25,350.40	(43,297.99)	25,350.40	61,780.60
40430HBH0	6,438.06	-	6,438.06	2,850.00	(3,588.06)	2,850.00	7,418.85
40430HBJ6	575.14	-	575.14	-	(575.14)	-	1,578.67
40430HCQ9	3,267.41	-	3,267.41	2,200.00	(1,067.41)	2,200.00	11,853.80
40430HEB0	40,225.13	-	40,225.13	32,045.00	(8,180.13)	32,045.00	72,018.60
40430HFL7	1,906,241.76	-	1,906,241.76	1,905,800.00	(441.76)	1,905,800.00	1,430,500.00
40430MAB3	417,243.03	-	417,243.03	464,426.75	47,183.72	464,426.75	352,134.61
40431HAT4	(1,243.19)	-	(1,243.19)	84.55	1,327.74	84.55	23,686.62
40431KAE0	5,616,940.27	-	5,616,940.27	5,404,731.70	(212,208.57)	5,404,731.70	5,004,585.48

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
40431KAL4	$247.98	$-	$247.98	$115.03	$(132.95)	$115.03	$9,863.13
40431RAN5	7,087.43	-	7,087.43	4,200.00	(2,887.43)	4,200.00	40,650.00
40431XAF9	1,186,537.22	-	1,186,537.22	1,159,500.00	(27,037.22)	1,159,500.00	2,549,782.00
41161PA86	1,932,863.68	-	1,932,863.68	1,946,607.10	13,743.42	1,946,607.10	1,579,448.32
41161PH55	2,308.18	-	2,308.18	1,361.08	(947.10)	1,361.08	34,968.16
41161PHC0	8,684,339.77	-	8,684,339.77	8,650,857.66	(33,482.11)	8,650,857.66	6,046,837.12
41161PHU0	8,248,074.03	-	8,248,074.03	8,260,672.16	12,598.13	8,260,672.16	6,028,918.93
41161PHZ9	105,317.98	-	105,317.98	49,376.44	(55,941.54)	49,376.44	169,736.74
41161PKH5	703,592.11	-	703,592.11	693,970.59	(9,621.52)	693,970.59	369,720.57
41161PL43	21,312,175.88	-	21,312,175.88	21,067,464.83	(244,711.05)	21,067,464.83	13,010,953.08
41161PLR2	13,570,563.22	-	13,570,563.22	13,553,010.79	(17,552.43)	13,553,010.79	8,267,824.75
41161PMG5	16,528,742.13	-	16,528,742.13	16,420,663.89	(108,078.24)	16,420,663.89	9,831,420.53
41161PQU0	14,247,339.00	-	14,247,339.00	14,119,857.84	(127,481.16)	14,119,857.84	8,182,334.16
41161PSC8	9,057.18	-	9,057.18	(11,726.62)	(20,783.80)	(11,726.62)	94,792.19
41161PTN3	2,352,983.33	-	2,352,983.33	2,338,387.78	(14,595.55)	2,338,387.78	1,286,123.03
41161PTP8	860,946.29	-	860,946.29	795,970.32	(64,975.97)	795,970.32	461,410.28
41161PWB5	7,640,228.26	-	7,640,228.26	7,589,704.81	(50,523.45)	7,589,704.81	4,265,834.61
41161PXH1	883,571.47	-	883,571.47	865,233.01	(18,338.46)	865,233.01	530,313.95
41164LAB5	16,324,343.45	-	16,324,343.45	16,026,074.34	(298,269.11)	16,026,074.34	8,166,968.73
43739EAP2	21,270,837.01	-	21,270,837.01	21,234,151.29	(36,685.72)	21,234,151.29	11,958,425.86
43739EBJ5	9,849,040.21	-	9,849,040.21	9,836,426.12	(12,614.09)	9,836,426.12	7,050,584.45
43739EBS5	9,761,473.92	-	9,761,473.92	9,739,688.58	(21,785.34)	9,739,688.58	7,491,729.31
44328AAB6	72,387.91	-	72,387.91	68,804.39	(3,583.52)	68,804.39	82,413.19
45254NHV2	351,070.12	-	351,070.12	350,054.35	(1,015.77)	350,054.35	118,198.60
45254NKK2	1,662.13	-	1,662.13	(4,540.56)	(6,202.69)	(4,540.56)	59,521.89
45254NNP8	14,514,889.48	-	14,514,889.48	14,347,261.74	(167,627.74)	14,347,261.74	9,219,523.58
45254NPA9	16,488,639.41	-	16,488,639.41	16,545,405.79	56,766.38	16,545,405.79	11,378,134.66
45254NPG6	1,326,995.88	-	1,326,995.88	1,319,430.88	(7,565.00)	1,319,430.88	726,877.60
45254NPU5	5,842,116.51	-	5,842,116.51	5,842,706.05	589.54	5,842,706.05	3,342,705.65
45254TSM7	4,706,017.40	-	4,706,017.40	4,671,005.96	(35,011.44)	4,671,005.96	1,902,063.76
452570AA2	78,979.72	-	78,979.72	69,313.68	(9,666.04)	69,313.68	56,900.86
45257EAA2	4,858,654.29	-	4,858,654.29	4,744,758.79	(113,895.50)	4,744,758.79	2,146,887.55
45660L4P1	57,105.29	-	57,105.29	1,487.39	(55,617.90)	1,487.39	2,974.77
45660LGX1	55,462.51	-	55,462.51	26,390.73	(29,071.78)	26,390.73	44,753.20
45660LR84	17,959.47	-	17,959.47	314.71	(17,644.76)	314.71	125,577.31
45660LVD8	29,293.49	-	29,293.49	20,639.38	(8,654.11)	20,639.38	32,388.63
45660LW96	4,198,962.53	-	4,198,962.53	3,976,700.61	(222,261.92)	3,976,700.61	2,275,550.77
45660LWD7	3,585,120.26	-	3,585,120.26	3,648,215.73	63,095.47	3,648,215.73	2,987,251.47
45660LYW3	5,093,081.02	-	5,093,081.02	4,859,106.65	(233,974.37)	4,859,106.65	2,460,258.47
45660N5H4	6,940,643.73	-	6,940,643.73	6,872,107.52	(68,536.21)	6,872,107.52	4,951,097.58
45660NRB3	1,046,779.44	-	1,046,779.44	956,329.19	(90,450.25)	956,329.19	549,296.43
45661LAG3	6,278,951.15	-	6,278,951.15	6,219,245.94	(59,705.21)	6,219,245.94	3,878,668.50
45662BAJ8	117,708.71	-	117,708.71	52,382.87	(65,325.84)	52,382.87	96,349.55
45664BAE7	31,930.23	-	31,930.23	19,321.22	(12,609.01)	19,321.22	59,107.26
45667QAJ0	9,023.13	-	9,023.13	-	(9,023.13)	-	22,839.71
45667WAA6	5,365,903.21	-	5,365,903.21	5,411,747.26	45,844.05	5,411,747.26	3,202,501.98
45667WAC2	547,486.67	-	547,486.67	763,285.49	215,798.82	763,285.49	615,123.57
45668WAE7	400,512.99	-	400,512.99	314,114.04	(86,398.95)	314,114.04	661,985.18
464126BW0	598,566.21	-	598,566.21	111,704.79	(486,861.42)	111,704.79	320,035.54
46412AAD4	4,121,977.45	-	4,121,977.45	4,101,600.00	(20,377.45)	4,101,600.00	3,652,259.00
466247NC3	671,953.93	-	671,953.93	547,381.34	(124,572.59)	547,381.34	511,342.55
466247UG6	3,233,027.72	-	3,233,027.72	3,098,218.17	(134,809.55)	3,098,218.17	2,561,267.89
466247XE8	7,272,359.33	-	7,272,359.33	7,264,895.35	(7,463.98)	7,264,895.35	4,755,810.49

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
46626CBS8	$499,730.40	$-	$499,730.40	$490,727.81	$(9,002.59)	$490,727.81	$912,998.60
466284AG1	37.46	-	37.46	32.45	(5.01)	32.45	28.75
466286AH4	307.91	-	307.91	217.20	(90.71)	217.20	484.46
46629QAR7	13,880.46	-	13,880.46	3,800.00	(10,080.46)	3,800.00	34,136.00
46629QAU0	1,464,528.27	-	1,464,528.27	1,404,150.00	(60,378.27)	1,404,150.00	1,106,352.50
46629TAP5	15,869.93	-	15,869.93	10,800.00	(5,069.93)	10,800.00	73,142.00
46630KAA4	1,602,207.06	-	1,602,207.06	1,530,732.32	(71,474.74)	1,530,732.32	1,317,540.34
525221CD7	716,769.44	-	716,769.44	484,971.00	(231,798.44)	484,971.00	90,215.24
525221CE5	289.33	-	289.33	-	(289.33)	-	7,854.89
525221DV6	3,449.65	-	3,449.65	2,394.94	(1,054.71)	2,394.94	86,338.90
525221FE2	7,720.86	-	7,720.86	3,363.20	(4,357.66)	3,363.20	12,358.50
525221JA6	116,346.84	-	116,346.84	81,030.00	(35,316.84)	81,030.00	406,247.24
525226AL0	1,055,302.54	-	1,055,302.54	997,957.40	(57,345.14)	997,957.40	102,952.50
525229AG5	1,931,253.09	-	1,931,253.09	1,680,020.00	(251,233.09)	1,680,020.00	1,273,802.56
52524VAG4	14,474,664.81	-	14,474,664.81	14,416,315.57	(58,349.24)	14,416,315.57	8,784,292.16
52524YAF0	13,450,949.29	-	13,450,949.29	13,386,690.17	(64,259.12)	13,386,690.17	7,263,302.75
55027AAU4	6,219,823.70	-	6,219,823.70	6,105,504.94	(114,318.76)	6,105,504.94	3,131,646.74
56119LAG8	1,531,598.40	-	1,531,598.40	1,186,038.30	(345,560.10)	1,186,038.30	214,965.00
576433FP6	771,580.52	-	771,580.52	716,828.32	(54,752.20)	716,828.32	213,700.43
576433GW0	2,295,240.95	-	2,295,240.95	1,556,877.33	(738,363.62)	1,556,877.33	646,036.06
57643LMP8	1,993,072.89	-	1,993,072.89	1,947,900.00	(45,172.89)	1,947,900.00	1,002,042.90
576444AA1	(779.62)	-	(779.62)	-	779.62	-	-
5899293W6	1,807,333.19	-	1,807,333.19	1,786,708.53	(20,624.66)	1,786,708.53	944,289.17
589929E87	1,448,488.04	-	1,448,488.04	1,279,493.11	(168,994.93)	1,279,493.11	837,606.22
589929P69	830,665.30	-	830,665.30	478,173.69	(352,491.61)	478,173.69	461,485.74
589929X29	5,532,994.49	-	5,532,994.49	5,493,059.31	(39,935.18)	5,493,059.31	3,800,413.69
59020UQ57	3,596,606.83	-	3,596,606.83	3,585,447.04	(11,159.79)	3,585,447.04	1,908,268.00
590212AB2	253,386.47	-	253,386.47	248,375.12	(5,011.35)	248,375.12	255,826.54
59023FAA3	176,165.41	-	176,165.41	130,914.20	(45,251.21)	130,914.20	132,099.73
59023WAG3	32,000.47	-	32,000.47	21,300.00	(10,700.47)	21,300.00	36,446.40
59024UAB7	1,566,860.27	-	1,566,860.27	1,598,526.69	31,666.42	1,598,526.69	1,515,062.94
617451DQ9	10,030,791.45	-	10,030,791.45	9,954,962.94	(75,828.51)	9,954,962.94	8,429,423.39
61748HRF0	2,763.46	-	2,763.46	-	(2,763.46)	-	91.39
61750FAE0	739,608.63	-	739,608.63	679,675.00	(59,933.63)	679,675.00	541,904.34
61751JAQ4	24,575.78	-	24,575.78	13,759.20	(10,816.58)	13,759.20	47,797.93
617526AE8	330,663.44	-	330,663.44	313,885.00	(16,778.44)	313,885.00	247,384.92
61753VAG7	1,369.53	-	1,369.53	960.00	(409.53)	960.00	3,245.84
61755FAE5	13,795.30	-	13,795.30	6,720.00	(7,075.30)	6,720.00	41,503.98
61757MAB4	2,416,976.44	-	2,416,976.44	2,191,534.85	(225,441.59)	2,191,534.85	2,104,833.35
61915RAZ9	(48,861.61)	-	(48,861.61)	(99,571.12)	(50,709.51)	(99,571.12)	21,658.12
61915RBB1	8,041,934.45	-	8,041,934.45	7,966,617.83	(75,316.62)	7,966,617.83	5,094,346.85
638728AC9	2,529,371.10	-	2,529,371.10	2,436,780.50	(92,590.60)	2,436,780.50	1,983,431.19
64352VPC9	13,538.07	-	13,538.07	7,000.00	(6,538.07)	7,000.00	9,830.40
64352VQR5	7,173,253.21	-	7,173,253.21	6,896,118.38	(277,134.83)	6,896,118.38	6,400,272.64
65106FAB8	12,246,548.33	-	12,246,548.33	11,793,326.27	(453,222.06)	11,793,326.27	8,280,989.02
65106FAG7	393,807.29	-	393,807.29	204,425.00	(189,382.29)	204,425.00	693,283.63
65535VEY0	439,294.57	-	439,294.57	330,026.26	(109,268.31)	330,026.26	649,249.81
65535VLQ9	10,002.24	-	10,002.24	7,670.51	(2,331.73)	7,670.51	53,267.93
65535VPK8	1,862.16	-	1,862.16	-	(1,862.16)	-	6,932.41
65535VSQ2	19,886.90	-	19,886.90	7,198.79	(12,688.11)	7,198.79	38,984.74
65535VUS5	2,700,789.29	-	2,700,789.29	2,764,641.09	63,851.80	2,764,641.09	2,166,578.74
65537BAG5	66,290.17	-	66,290.17	45,150.00	(21,140.17)	45,150.00	161,976.15
65538DAA3	3,587,773.52	-	3,587,773.52	3,545,133.47	(42,640.05)	3,545,133.47	2,582,862.12

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
66987WDE4	$2,625,510.75	$-	$2,625,510.75	$2,428,800.00	$(196,710.75)	$2,428,800.00	$1,196,770.74
669884AF5	19,285.80	-	19,285.80	11,250.00	(8,035.80)	11,250.00	20,330.50
68389FBW3	33,467.51	-	33,467.51	32,514.84	(952.67)	32,514.84	26,461.32
69121PDE0	337,904.52	-	337,904.52	330,332.54	(7,571.98)	330,332.54	342,386.82
74922MAB7	11,431,419.30	-	11,431,419.30	12,060,094.72	628,675.42	12,060,094.72	6,799,658.99
74922MAC5	1,608,236.42	-	1,608,236.42	1,589,031.34	(19,205.08)	1,589,031.34	938,655.75
74924YAH6	18,269.99	-	18,269.99	8,550.00	(9,719.99)	8,550.00	18,488.81
74951PBT4	5,484,649.92	-	5,484,649.92	2,882,847.76	(2,601,802.16)	2,882,847.76	3,317,692.94
74951PBV9	1,236,488.82	-	1,236,488.82	367,538.91	(868,949.91)	367,538.91	634,193.57
75114NAA2	12,415,475.64	-	12,415,475.64	12,592,378.28	176,902.64	12,592,378.28	7,078,169.46
75114NAB0	4,382,484.62	-	4,382,484.62	4,341,810.74	(40,673.88)	4,341,810.74	2,673,649.69
75156XAC5	1,406,146.85	-	1,406,146.85	1,330,200.00	(75,946.85)	1,330,200.00	899,292.00
75405KAG3	16,425.07	-	16,425.07	12,300.00	(4,125.07)	12,300.00	75,213.00
75970JAL0	61,163.35	-	61,163.35	48,650.00	(12,513.35)	48,650.00	92,067.50
75971EAK2	101,429.40	-	101,429.40	89,250.00	(12,179.40)	89,250.00	247,528.76
76110GJ85	3,864,459.70	-	3,864,459.70	3,665,252.74	(199,206.96)	3,665,252.74	3,061,346.35
76110GTL5	1,463,336.67	-	1,463,336.67	1,300,907.44	(162,429.23)	1,300,907.44	1,302,525.24
76110H4M8	288,079.24	-	288,079.24	294,469.45	6,390.21	294,469.45	165,342.19
76110H5D7	4,105.91	-	4,105.91	-	(4,105.91)	-	8,182.00
76110HKX6	7,893,012.90	-	7,893,012.90	6,186,611.22	(1,706,401.68)	6,186,611.22	4,372,713.03
76110HKY4	1,278,603.06	-	1,278,603.06	508,627.13	(769,975.93)	508,627.13	472,017.62
76110W4J2	9,281.19	-	9,281.19	5,900.00	(3,381.19)	5,900.00	15,173.50
761118FM5	11,578,199.50	-	11,578,199.50	11,351,800.46	(226,399.04)	11,351,800.46	8,055,693.27
761118FQ6	(5,394.10)	-	(5,394.10)	684.04	6,078.14	684.04	815.88
761118LA4	89,364.47	-	89,364.47	19,128.92	(70,235.55)	19,128.92	53,689.56
761118NN4	11,750,031.34	-	11,750,031.34	11,683,514.47	(66,516.87)	11,683,514.47	6,831,233.12
761118RJ9	584,954.38	-	584,954.38	586,526.40	1,572.02	586,526.40	294,944.40
761118WP9	14,619,263.04	-	14,619,263.04	14,876,489.48	257,226.44	14,876,489.48	8,313,574.28
761118WS3	383.75	-	383.75	227.01	(156.74)	227.01	225.89
76112B4M9	2,439,020.27	-	2,439,020.27	2,404,349.19	(34,671.08)	2,404,349.19	2,019,551.99
76112BK66	11,985.79	-	11,985.79	6,300.00	(5,685.79)	6,300.00	10,654.50
76112BN55	24,080.01	-	24,080.01	14,400.00	(9,680.01)	14,400.00	16,935.00
76113ABJ9	1,388,640.81	-	1,388,640.81	1,337,600.00	(51,040.81)	1,337,600.00	859,889.60
79549ASM2	528,733.61	-	528,733.61	529,063.44	329.83	529,063.44	353,400.35
79549AYA1	1,746,028.85	-	1,746,028.85	1,703,857.90	(42,170.95)	1,703,857.90	778,101.18
79549AYB9	218,187.22	-	218,187.22	187,191.41	(30,995.81)	187,191.41	96,687.17
81377EAA2	202,504.30	-	202,504.30	186,651.28	(15,853.02)	186,651.28	187,847.34
81378EAA1	4,708,051.44	-	4,708,051.44	4,553,938.28	(154,113.16)	4,553,938.28	3,378,267.41
81379EAA0	618,582.45	-	618,582.45	592,323.58	(26,258.87)	592,323.58	493,421.15
81744DAD4	15,718.69	-	15,718.69	6,858.21	(8,860.48)	6,858.21	383,641.06
81879MAX7	52,295.44	-	52,295.44	31,371.60	(20,923.84)	31,371.60	57,163.88
84752CAE7	1,739,762.41	-	1,739,762.41	1,694,120.80	(45,641.61)	1,694,120.80	737,746.90
863572F99	587,916.59	-	587,916.59	510,742.13	(77,174.46)	510,742.13	587,374.29
863579DV7	1,068,600.51	-	1,068,600.51	1,010,289.20	(58,311.31)	1,010,289.20	167,669.35
863579DX3	127,318.68	-	127,318.68	84,995.11	(42,323.57)	84,995.11	32,006.02
863579GG7	151,897.55	-	151,897.55	54,661.92	(97,235.63)	54,661.92	73,424.24
863579GJ1	17,924.39	-	17,924.39	4,252.65	(13,671.74)	4,252.65	11,790.55
863579YR3	9,668,608.41	-	9,668,608.41	9,682,436.26	13,827.85	9,682,436.26	6,454,932.31
86358BAH5	11,444.36	-	11,444.36	7,600.00	(3,844.36)	7,600.00	12,137.78
86358HRL5	227,783.68	-	227,783.68	61,403.81	(166,379.87)	61,403.81	86,971.95
86358R5Q6	141,013.37	-	141,013.37	124,445.32	(16,568.05)	124,445.32	79,901.94
86358R5R4	70,851.82	-	70,851.82	5,081.88	(65,769.94)	5,081.88	55,213.13
86358RA49	1,102,248.66	-	1,102,248.66	1,018,016.27	(84,232.39)	1,018,016.27	1,025,969.02

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
86358RUM7	$144,265.60	$-	$144,265.60	$140,834.85	$(3,430.75)	$140,834.85	$83,173.74
86358RUR6	281,833.09	-	281,833.09	14,020.35	(267,812.74)	14,020.35	50,346.49
86358RZD2	131,567.35	-	131,567.35	68,070.84	(63,496.51)	68,070.84	81,051.70
86359A5E9	400,036.49	-	400,036.49	378,193.16	(21,843.33)	378,193.16	214,705.34
86359A6A6	5,190,884.87	-	5,190,884.87	2,144,186.81	(3,046,698.06)	2,144,186.81	3,592,486.76
86359ACD3	657,812.43	-	657,812.43	698,847.44	41,035.01	698,847.44	593,348.76
86359ACE1	127,525.58	-	127,525.58	85,720.82	(41,804.76)	85,720.82	149,763.67
86359AEH2	217,329.03	-	217,329.03	142,463.94	(74,865.09)	142,463.94	29,794.54
86359AKY8	451,672.18	-	451,672.18	57,429.05	(394,243.13)	57,429.05	41,163.12
86359ANH2	1,625,931.20	-	1,625,931.20	1,597,034.59	(28,896.61)	1,597,034.59	1,436,518.18
86359AVY6	694,899.37	-	694,899.37	441,719.00	(253,180.37)	441,719.00	319,881.65
86359AXX6	3,496,393.13	-	3,496,393.13	2,901,987.18	(594,405.95)	2,901,987.18	2,440,768.26
86359AZE6	1,601,903.60	-	1,601,903.60	963,580.68	(638,322.92)	963,580.68	756,923.90
86359B7K1	180,036.49	-	180,036.49	177,133.15	(2,903.34)	177,133.15	149,857.96
86359BCV1	917,250.87	-	917,250.87	102,911.66	(814,339.21)	102,911.66	593,416.52
86359BLS8	(765.52)	-	(765.52)	4,756.32	5,521.84	4,756.32	9,386.31
86359BU82	80,989.75	-	80,989.75	59,799.79	(21,189.96)	59,799.79	9,375.22
86359DUV7	100,228.40	-	100,228.40	70,000.00	(30,228.40)	70,000.00	56,732.20
86361EAM3	5,713.02	-	5,713.02	3,284.60	(2,428.42)	3,284.60	7,494.26
86361EAP6	1,867.20	-	1,867.20	1,103.11	(764.09)	1,103.11	4,902.72
86361HAA2	15,908,376.25	-	15,908,376.25	15,741,893.88	(166,482.37)	15,741,893.88	8,278,116.90
86362HAA1	11,806,558.99	-	11,806,558.99	11,542,168.84	(264,390.15)	11,542,168.84	6,744,277.80
86362PAD7	122,110.19	-	122,110.19	107,406.00	(14,704.19)	107,406.00	89,587.21
86363DAA9	12,327,347.55	-	12,327,347.55	12,257,792.25	(69,555.30)	12,257,792.25	6,628,012.46
86363HAB8	4,505,006.39	-	4,505,006.39	4,920,744.14	415,737.75	4,920,744.14	4,136,896.52
872224AD2	19,360,265.50	-	19,360,265.50	17,477,756.10	(1,882,509.40)	17,477,756.10	9,504,094.06
872224AK6	28,832.86	-	28,832.86	23,511.00	(5,321.86)	23,511.00	123,806.16
872224AL4	8,099.64	-	8,099.64	1,164.18	(6,935.46)	1,164.18	13,797.68
872227AE3	5,255,391.40	-	5,255,391.40	5,112,134.61	(143,256.79)	5,112,134.61	4,213,328.85
872227AM5	36,583.13	-	36,583.13	32,844.00	(3,739.13)	32,844.00	268,004.90
88157QAL2	963,204.69	-	963,204.69	903,069.62	(60,135.07)	903,069.62	1,216,408.62
89789KAC9	11,270.83	-	11,270.83	6,900.00	(4,370.83)	6,900.00	25,650.00
929227EN2	569,748.66	-	569,748.66	366,800.69	(202,947.97)	366,800.69	207,340.98
929227QB5	319,152.69	-	319,152.69	297,658.60	(21,494.09)	297,658.60	257,135.74
92922FQ76	492,060.13	-	492,060.13	405,902.60	(86,157.53)	405,902.60	280,065.77
92922FW61	1,691,317.87	-	1,691,317.87	1,626,676.33	(64,641.54)	1,626,676.33	1,107,227.53
92922FZF8	10,776,618.19	-	10,776,618.19	10,695,625.74	(80,992.45)	10,695,625.74	7,703,997.63
92925CBB7	5,342,724.98	-	5,342,724.98	5,283,888.27	(58,836.71)	5,283,888.27	3,459,548.28
92926SAB2	37,659.12	-	37,659.12	33,309.57	(4,349.55)	33,309.57	31,677.85
92978EAA2	1,299,702.15	-	1,299,702.15	1,277,040.35	(22,661.80)	1,277,040.35	1,207,177.23
939335P90	136,353.31	-	136,353.31	24,812.73	(111,540.58)	24,812.73	105,085.13
9393363A9	482,453.05	-	482,453.05	429,963.70	(52,489.35)	429,963.70	438,545.75
9393365V1	2,188,779.74	-	2,188,779.74	2,194,352.58	5,572.84	2,194,352.58	1,760,086.24
939336PT4	264,641.23	-	264,641.23	75,014.80	(189,626.43)	75,014.80	61,371.06
939336X65	14,242,800.09	-	14,242,800.09	14,219,553.38	(23,246.71)	14,219,553.38	9,642,452.63
93934FJQ6	20,300,949.76	-	20,300,949.76	20,060,077.34	(240,872.42)	20,060,077.34	11,625,147.87
93934FMJ8	263,742.17	-	263,742.17	134,735.94	(129,006.23)	134,735.94	498,094.80
93934XAB9	1,814,260.94	-	1,814,260.94	1,794,115.38	(20,145.56)	1,794,115.38	1,802,322.38
93935AAE2	346,761.77	-	346,761.77	398,513.52	51,751.75	398,513.52	583,482.14
93935GAJ8	140,962.78	-	140,962.78	706.10	(140,256.68)	706.10	256,003.82
93935LAG3	153,138.70	-	153,138.70	50,369.66	(102,769.04)	50,369.66	158,381.51
93936JAM4	6,031.51	-	6,031.51	1,911.17	(4,120.34)	1,911.17	81,602.39
9497EVAF2	18,528.82	-	18,528.82	11,347.50	(7,181.32)	11,347.50	19,633.90

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
94983EAH6	$16,211,475.69	$-	$16,211,475.69	$16,192,004.62	$(19,471.07)	$16,192,004.62	$13,657,428.60
94983TAE0	12,925,620.38	-	12,925,620.38	12,813,551.55	(112,068.83)	12,813,551.55	10,974,352.32
94983VAC9	9,097,159.83	-	9,097,159.83	8,692,723.09	(404,436.74)	8,692,723.09	8,522,414.47
94983YAQ2	5,376,220.47	-	5,376,220.47	5,308,861.83	(67,358.64)	5,308,861.83	4,332,505.87
Totals	$1,349,124,213.70	$-	$1,349,124,213.70	$1,290,817,167.68	$(58,307,046.02)	$1,290,817,167.68	$852,088,739.42

The following is the impairment listing for loan-backed securities for the three months ended September 30, 2009:
CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
00075WAB5	$519,208.77	$-	$519,208.77	$505,397.28	$(13,811.49)	$505,397.28	$431,544.10
004375CT6	7,163,799.24	2,320,488.32	9,484,287.56	9,484,287.55	(0.01)	9,484,287.55	7,603,980.73
004375EW7	1,412,259.63	(9,547.64)	1,402,711.99	1,215,557.40	(187,154.59)	1,215,557.40	1,054,591.76
004421TD5	1,640,313.96	(83,433.87)	1,556,880.09	1,395,269.58	(161,610.51)	1,395,269.58	603,332.40
00442FAB8	256,655.93	67,716.63	324,372.56	230,705.16	(93,667.40)	230,705.16	236,444.88
00442GAD2	1,907,979.94	2,091,086.82	3,999,066.76	3,124,322.03	(874,744.73)	3,124,322.03	3,153,383.33
00442JAE4	9,408,905.28	2,634,274.09	12,043,179.37	9,698,807.36	(2,344,372.01)	9,698,807.36	6,926,676.96
00442KAD3	4,530,278.00	1,014,609.95	5,544,887.95	4,412,473.61	(1,132,414.34)	4,412,473.61	2,762,424.19
00442LAD1	4,696,408.29	(298,978.62)	4,397,429.67	3,239,829.89	(1,157,599.78)	3,239,829.89	2,626,155.02
007034AQ4	9,932,047.59	-	9,932,047.59	8,177,107.14	(1,754,940.45)	8,177,107.14	6,315,489.20
007036CE4	276,597.44	(7,657.27)	268,940.17	27,673.33	(241,266.84)	27,673.33	50,000.00
007036FY7	267,715.87	(115,286.24)	152,429.63	46,375.37	(106,054.26)	46,375.37	25,491.51
007036GB6	1,112,630.46	28,476.25	1,141,106.71	1,141,195.35	88.64	1,141,195.35	356,724.66
007037BK9	4,376,248.93	174,940.68	4,551,189.61	2,812,608.70	(1,738,580.91)	2,812,608.70	2,106,840.61
01853GAB6	231,399.39	458,587.09	689,986.48	690,133.77	147.29	690,133.77	1,034,316.50
021455AB6	1,199,606.82	-	1,199,606.82	1,183,426.74	(16,180.08)	1,183,426.74	1,145,072.26
02146QAB9	18,139,547.18	(1,109,038.40)	17,030,508.78	16,602,919.70	(427,589.08)	16,602,919.70	9,826,134.14
02146TAQ0	23,322,301.50	(3,781,076.79)	19,541,224.71	18,632,146.52	(909,078.19)	18,632,146.52	16,793,527.25
02146YAD8	28,392,731.92	(1,298,316.49)	27,094,415.43	24,850,522.96	(2,243,892.47)	24,850,522.96	13,539,627.32
02147CAA1	12,032,963.00	(836,316.62)	11,196,646.38	11,146,023.16	(50,623.22)	11,146,023.16	6,660,035.47
02147DAB7	15,685,992.89	(1,423,193.90)	14,262,798.99	13,739,163.79	(523,635.20)	13,739,163.79	8,208,072.23
02147DAV3	2,659,658.94	381,732.43	3,041,391.37	2,786,404.27	(254,987.10)	2,786,404.27	1,852,975.82
02150MAB1	18,990,768.73	(2,272,583.08)	16,718,185.65	15,971,550.45	(746,635.20)	15,971,550.45	10,462,726.43
02639MAK2	19,054,674.06	(762,686.44)	18,291,987.62	18,291,987.62	-	18,291,987.62	13,047,387.11
02639MAM8	3,136,786.00	1,153,598.00	4,290,384.00	2,593,716.17	(1,696,667.83)	2,593,716.17	5,466,780.00
02660CAH3	250,275.32	559,387.76	809,663.08	784,773.38	(24,889.70)	784,773.38	272,569.10
02660TGN7	10,657,143.64	-	10,657,143.64	10,535,845.86	(121,297.78)	10,535,845.86	5,663,862.77
02660THA4	94,063.71	-	94,063.71	46,875.57	(47,188.14)	46,875.57	80,625.87
02660THL0	2,559,936.42	(330,934.05)	2,229,002.37	2,025,163.17	(203,839.20)	2,025,163.17	863,944.51
02660THT3	622,626.02	399,665.57	1,022,291.59	1,020,817.61	(1,473.98)	1,020,817.61	708,081.81
02660TJB0	28,906,129.30	(232,636.52)	28,673,492.78	28,315,779.46	(357,713.32)	28,315,779.46	13,601,174.72
02660VAK4	9,099.58	(9,369.79)	(270.21)	426.15	696.36	426.15	18,836.29
02660WAC0	24,520,208.95	(2,153,257.07)	22,366,951.88	21,454,399.72	(912,552.16)	21,454,399.72	11,771,553.20
02660XAD6	17,347,613.20	(1,191,995.95)	16,155,617.25	15,936,191.45	(219,425.80)	15,936,191.45	8,959,921.86
026929AD1	10,898,574.62	-	10,898,574.62	10,736,099.56	(162,475.06)	10,736,099.56	5,488,165.72
040104QN4	6,095,225.59	-	6,095,225.59	6,057,919.75	(37,305.84)	6,057,919.75	5,026,788.50
040104RV5	4,592,756.38	(123,260.12)	4,469,496.26	3,772,497.34	(696,998.92)	3,772,497.34	2,517,537.98
040104TG6	2,029,962.63	(124,581.79)	1,905,380.84	1,479,019.19	(426,361.65)	1,479,019.19	990,027.60
04012XAC9	844,620.86	-	844,620.86	759,834.46	(84,786.40)	759,834.46	495,326.07
04544TAB7	1,355,804.60	(280,621.33)	1,075,183.27	1,075,183.27	-	1,075,183.27	1,245,280.75

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
053642AC8	$5,321,777.88	$(371,777.88)	$4,950,000.00	$4,950,000.00	$-	$4,950,000.00	$1,500,000.00
055294AA0	4,696,838.95	(945,422.18)	3,751,416.77	3,751,416.78	0.01	3,751,416.78	2,452,269.32
05535DCF9	9,821,744.05	(1,071,303.73)	8,750,440.32	8,750,440.31	(0.01)	8,750,440.31	5,750,898.37
05615P209	1,286,368.63	(589,368.63)	697,000.00	697,000.00	-	697,000.00	340,000.00
05615TAA0	5,007,026.16	(1,288,226.16)	3,718,800.00	3,718,800.00	-	3,718,800.00	1,080,000.00
056168AN7	4,346,552.00	1,373,448.00	5,720,000.00	5,720,000.00	-	5,720,000.00	500,000.00
05616YAE0	18,853,825.29	(4,465,158.11)	14,388,667.18	14,388,667.18	-	14,388,667.18	1,883,333.40
05617AMN8	34,594.93	-	34,594.93	2,310.04	(32,284.89)	2,310.04	14,596.18
05617BAA7	3,722,628.53	3,103,871.47	6,826,500.00	6,826,500.00	-	6,826,500.00	222,000.00
05946XJW4	170,338.75	(117,857.21)	52,481.54	52,477.87	(3.67)	52,477.87	158,146.37
05946XYB3	183,707.74	-	183,707.74	118,648.44	(65,059.30)	118,648.44	109,381.11
05946XYP2	1,428,514.72	-	1,428,514.72	1,330,552.30	(97,962.42)	1,330,552.30	773,023.36
05948XVJ7	815,068.00	114,504.11	929,572.11	902,461.25	(27,110.86)	902,461.25	202,681.69
05949AGR5	1,088,627.28	-	1,088,627.28	1,082,581.86	(6,045.42)	1,082,581.86	931,832.30
05949AHG8	6,613,855.55	-	6,613,855.55	6,501,312.64	(112,542.91)	6,501,312.64	5,982,534.38
05949ALH1	3,136,063.07	-	3,136,063.07	3,109,213.69	(26,849.38)	3,109,213.69	2,847,287.53
05950HAA9	28,262,827.99	(1,154,765.51)	27,108,062.48	27,038,486.91	(69,575.57)	27,038,486.91	20,120,243.68
06050HKY3	183,898.38	107,785.83	291,684.21	291,680.77	(3.44)	291,680.77	93,668.82
06652DAA7	8,246,372.76	(246,350.64)	8,000,022.12	7,959,884.65	(40,137.47)	7,959,884.65	4,385,454.26
07325HAC9	3,396,421.72	(37,314.22)	3,359,107.50	3,359,107.50	-	3,359,107.50	2,066,435.00
07325VAG9	3,340,344.14	(37,370.28)	3,302,973.86	2,902,615.24	(400,358.62)	2,902,615.24	2,138,970.12
07384MS60	4,802,277.96	(427,276.98)	4,375,000.98	4,367,915.95	(7,085.03)	4,367,915.95	3,674,773.49
07384MV33	56,469.35	149,524.72	205,994.07	214,436.54	8,442.47	214,436.54	236,688.54
073852AA3	4,849,248.05	-	4,849,248.05	4,807,800.46	(41,447.59)	4,807,800.46	4,403,044.26
073852AD7	4,331,840.60	(1,562,111.24)	2,769,729.36	2,164,167.52	(605,561.84)	2,164,167.52	1,627,815.00
073854AB7	15,735,555.94	1,003,379.75	16,738,935.69	15,361,791.55	(1,377,144.14)	15,361,791.55	10,384,084.09
073860AA6	2,827,917.98	(113,353.92)	2,714,564.06	2,623,863.37	(90,700.69)	2,623,863.37	2,211,259.89
073860AB4	3,147,261.45	47,965.59	3,195,227.04	2,841,322.73	(353,904.31)	2,841,322.73	2,075,165.70
07386HCP4	287,255.08	92,493.22	379,748.30	191,434.49	(188,313.81)	191,434.49	69,923.74
07386HEN7	683,827.45	197,897.45	881,724.90	852,425.17	(29,299.73)	852,425.17	183,905.88
07386HHW4	151,576.30	(117,136.18)	34,440.12	28,412.44	(6,027.68)	28,412.44	99,856.91
07386HJL6	380,590.74	51,484.69	432,075.43	424,530.53	(7,544.90)	424,530.53	431,673.79
07386HLU3	53,001.38	(40,308.61)	12,692.77	9,848.96	(2,843.81)	9,848.96	68,639.21
07386HSF9	207,583.40	4,598.76	212,182.16	85,616.79	(126,565.37)	85,616.79	112,096.48
07386HSP7	7,138,266.05	-	7,138,266.05	7,074,398.19	(63,867.86)	7,074,398.19	4,455,205.98
07386HYN5	57,906.24	(21,540.52)	36,365.72	35,975.20	(390.52)	35,975.20	43,711.49
073879PA0	1,587,600.00	313,374.00	1,900,974.00	1,795,558.69	(105,415.31)	1,795,558.69	659,730.00
073879QF8	1,328,399.34	(98,923.77)	1,229,475.57	1,171,121.69	(58,353.88)	1,171,121.69	649,962.49
073879Z92	11,350,187.74	681,869.83	12,032,057.57	11,367,569.79	(664,487.78)	11,367,569.79	4,120,809.48
07387AFA8	407,156.26	(7,974.91)	399,181.35	399,184.06	2.71	399,184.06	247,897.72
07387UHB0	29,857.49	84,717.94	114,575.43	10,137.29	(104,438.14)	10,137.29	95,307.24
07388EAA4	2,648,431.65	(327,186.43)	2,321,245.22	2,087,349.58	(233,895.64)	2,087,349.58	1,569,830.16
07388UAB6	1,894,719.76	(125,738.87)	1,768,980.89	1,597,444.86	(171,536.03)	1,597,444.86	1,308,020.00
07389LAA7	978,764.88	-	978,764.88	951,767.30	(26,997.58)	951,767.30	780,857.51
07389PAY6	671,883.04	(195,194.37)	476,688.67	354,984.94	(121,703.73)	354,984.94	281,451.61
07389VAA5	2,177,866.83	(223,129.66)	1,954,737.17	1,855,577.98	(99,159.19)	1,855,577.98	1,721,263.73
07400XAB4	6,160,794.91	(2,275,619.75)	3,885,175.16	3,600,099.61	(285,075.55)	3,600,099.61	1,783,112.33
07401EAA7	16,539,134.17	(4,399,772.21)	12,139,361.96	11,105,046.49	(1,034,315.47)	11,105,046.49	9,174,680.50
07401LAA1	18,438,834.77	(2,014,958.39)	16,423,876.38	16,423,876.38	-	16,423,876.38	9,280,464.75
07401LAQ6	4,994,293.71	(389,130.39)	4,605,163.32	4,579,487.64	(25,675.68)	4,579,487.64	2,610,532.26
07401LAT0	12,189.72	-	12,189.72	-	(12,189.72)	-	-
07401LBA0	556,503.37	115,133.88	671,637.25	676,731.96	5,094.71	676,731.96	741,652.79
07401UAB9	-	651,320.58	651,320.58	-	(651,320.58)	-	-

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
07820QAY1	$18,863,836.78	$(411,968.78)	$18,451,868.00	$18,352,306.98	$(99,561.02)	$18,352,306.98	$12,499,070.11
07820QBL8	3,376,566.99	(136,328.89)	3,240,238.10	3,233,685.51	(6,552.59)	3,233,685.51	1,818,474.42
078446AB7	151,595.08	33,405.00	185,000.08	166,400.00	(18,600.08)	166,400.00	166,400.00
12489WQE7	1,982,150.96	(88,050.96)	1,894,100.00	1,538,342.85	(355,757.15)	1,538,342.85	813,420.00
12489WQH0	756,130.95	(107,825.17)	648,305.78	103,752.46	(544,553.32)	103,752.46	91,631.00
1248MAAD9	2,541,014.19	(528,869.19)	2,012,145.00	1,433,340.60	(578,804.40)	1,433,340.60	1,679,880.00
1248MEAE9	1,983,024.90	(149,056.65)	1,833,968.25	1,353,070.11	(480,898.14)	1,353,070.11	1,161,082.58
1248MEAG4	1,224,402.87	(51,403.72)	1,172,999.15	955,591.98	(217,407.17)	955,591.98	937,256.20
1248MGAJ3	259,895.47	(5,620.38)	254,275.09	254,246.64	(28.45)	254,246.64	257,087.82
1248RHAD9	4,825,729.33	624,421.61	5,450,150.94	4,688,108.38	(762,042.56)	4,688,108.38	2,622,062.01
12498NAB9	1,639,061.21	(18,936.42)	1,620,124.79	1,463,465.46	(156,659.33)	1,463,465.46	1,169,679.50
12544WAK3	1,396,569.43	(463,642.49)	932,926.94	932,916.32	(10.62)	932,916.32	1,360,197.70
12567AAF4	577,626.82	203,879.63	781,506.45	787,811.24	6,304.79	787,811.24	878,129.07
12627HAN0	-	11,466.84	11,466.84	1,367.93	(10,098.91)	1,367.93	1,683.51
12629EAK1	54,524.12	21,017.46	75,541.58	20,271.04	(55,270.54)	20,271.04	63,138.27
12629EAL9	8,583.86	2,453.62	11,037.48	1,360.90	(9,676.58)	1,360.90	3,134.03
12638PAL3	15,184.14	(438.66)	14,745.48	1,666.44	(13,079.04)	1,666.44	15,146.04
12666XAB3	7,019,185.30	(923,288.60)	6,095,896.70	5,223,181.76	(872,714.94)	5,223,181.76	4,569,055.09
126670HG6	9,352,673.98	-	9,352,673.98	9,355,922.98	3,249.00	9,355,922.98	10,084,815.90
126670JD1	1,863,962.52	(192,104.00)	1,671,858.52	1,574,212.30	(97,646.22)	1,574,212.30	1,283,185.56
126670KN7	1,678,388.88	356,254.93	2,034,643.81	1,882,551.51	(152,092.30)	1,882,551.51	841,961.40
126670LN6	2,415,597.36	626,916.91	3,042,514.27	3,042,514.26	(0.01)	3,042,514.26	1,460,640.00
126670LP1	7,123,064.58	(596,888.59)	6,526,175.99	5,761,620.57	(764,555.42)	5,761,620.57	2,062,295.21
126670PG7	2,444,356.65	610,383.35	3,054,740.00	3,054,739.99	(0.01)	3,054,739.99	973,650.00
126670TU2	203,746.99	(7,048.14)	196,698.85	188,591.24	(8,107.61)	188,591.24	166,127.47
126670WT1	5,701,723.83	(140,685.72)	5,561,038.11	5,410,642.91	(150,395.20)	5,410,642.91	4,024,154.69
12667F2A2	225,614.10	(54,562.89)	171,051.21	170,407.29	(643.92)	170,407.29	57,084.58
12667FBJ3	2,827,064.21	(108,914.75)	2,718,149.46	2,515,383.04	(202,766.42)	2,515,383.04	1,926,746.07
12667FUL7	363,818.07	668,569.98	1,032,388.05	768,054.37	(264,333.68)	768,054.37	362,632.08
12667G4D2	32,994.70	5,056.87	38,051.57	38,064.70	13.13	38,064.70	47,697.12
12667GME0	18,880,537.38	(297,783.85)	18,582,753.53	18,548,991.69	(33,761.84)	18,548,991.69	10,248,733.30
12667GR62	13,052,068.54	(667,748.98)	12,384,319.56	12,339,645.63	(44,673.93)	12,339,645.63	7,945,081.82
12667GRW5	921,422.11	(71,616.46)	849,805.65	823,931.16	(25,874.49)	823,931.16	280,986.90
12667GS20	16,531,807.96	(743,582.23)	15,788,225.73	15,720,911.25	(67,314.48)	15,720,911.25	9,005,883.82
12667GWF6	11,062,552.39	(800,695.78)	10,261,856.61	9,789,343.33	(472,513.28)	9,789,343.33	5,977,273.89
12667GYX5	1,336,434.97	(59,584.11)	1,276,850.86	1,276,934.26	83.40	1,276,934.26	1,221,145.30
12667NAC2	302,475.15	(34,563.72)	267,911.43	251,911.17	(16,000.26)	251,911.17	202,228.60
126684AC3	3,671,234.92	56,724.11	3,727,959.03	2,519,422.70	(1,208,536.33)	2,519,422.70	2,717,065.70
12668A3Q6	11,532,394.21	(1,224,490.18)	10,307,904.03	10,091,603.67	(216,300.36)	10,091,603.67	3,642,147.56
12668A3V5	11,258.20	3,341.34	14,599.54	6,673.14	(7,926.40)	6,673.14	31,045.27
12668A4B8	18,711,254.76	(1,395,504.10)	17,315,750.66	17,315,750.66	-	17,315,750.66	9,127,366.92
12668A4G7	14,011.78	27,523.14	41,534.92	15,366.29	(26,168.63)	15,366.29	73,212.54
12668AAY1	106,643.39	6,625.29	113,268.68	113,380.18	111.50	113,380.18	183,254.18
12668ACG8	4,998,888.12	(153,482.01)	4,845,406.11	4,845,406.08	(0.03)	4,845,406.08	3,609,924.61
12668ACZ6	4,499,766.63	(173,854.08)	4,325,912.55	4,137,284.50	(188,628.05)	4,137,284.50	2,379,271.66
12668AEV3	15,081,269.65	(829,384.30)	14,251,885.35	13,690,673.49	(561,211.86)	13,690,673.49	8,133,735.72
12668AEZ4	85,623.07	(59,104.31)	26,518.76	26,518.61	(0.15)	26,518.61	84,444.08
12668AFA8	-	30,018.43	30,018.43	30,018.43	-	30,018.43	263,873.71
12668AGW9	3,741,720.38	(345,539.94)	3,396,180.44	3,388,293.64	(7,886.80)	3,388,293.64	2,866,088.17
12668APF6	546,648.54	-	546,648.54	528,509.16	(18,139.38)	528,509.16	389,806.39
12668ATY1	64,981.06	285.75	65,266.81	65,301.40	34.59	65,301.40	96,700.87
12668AUD5	22,947.44	(17,168.66)	5,778.78	5,778.80	0.02	5,778.80	11,618.93
12668AVP7	9,011,861.26	(149,623.93)	8,862,237.33	8,786,969.57	(75,267.76)	8,786,969.57	4,809,012.14

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12668AWQ4	$63,064.95	$(41,182.86)	$21,882.09	$21,891.84	$9.75	$21,891.84	$76,664.17
12668BAU7	256,515.37	72,316.61	328,831.98	331,444.91	2,612.93	331,444.91	411,142.82
12668BB77	31,401,310.26	(1,312,292.16)	30,089,018.10	27,235,988.98	(2,853,029.12)	27,235,988.98	15,870,222.21
12668BDR1	62,791.96	(34,399.63)	28,392.33	9,544.23	(18,848.10)	9,544.23	77,363.31
12668BE33	17,706,796.02	-	17,706,796.02	16,793,629.68	(913,166.34)	16,793,629.68	8,840,208.91
12668VAB5	-	620,497.66	620,497.66	-	(620,497.66)	-	-
126694A99	16,898.38	(10,895.47)	6,002.91	6,003.39	0.48	6,003.39	17,439.22
126694F86	20,391.45	(15,609.59)	4,781.86	2,247.30	(2,534.56)	2,247.30	18,426.75
126694N46	5,470,899.87	(86,756.35)	5,384,143.52	5,360,641.34	(23,502.18)	5,360,641.34	3,671,788.82
126694P36	13,351.26	(7,740.95)	5,610.31	1,755.02	(3,855.29)	1,755.02	26,949.00
126694YW2	-	8,580.56	8,580.56	3,829.91	(4,750.65)	3,829.91	35,756.56
126694ZB7	92,124.00	(43,841.51)	48,282.49	14,982.76	(33,299.73)	14,982.76	87,298.75
126694ZD3	10,000.05	(6,657.19)	3,342.86	1,305.16	(2,037.70)	1,305.16	9,044.43
12669EJ56	301,531.31	-	301,531.31	286,548.50	(14,982.81)	286,548.50	67,864.28
12669FKR3	304,143.53	(11,418.61)	292,724.92	292,930.75	205.83	292,930.75	281,052.68
12669FP23	926,517.96	(144,719.28)	781,798.68	581,479.73	(200,318.95)	581,479.73	773,778.26
12669FP31	380,634.09	148,409.28	529,043.37	529,599.59	556.22	529,599.59	2,648,192.87
12669FVD2	1,169,620.10	(65,066.69)	1,104,553.41	1,077,602.48	(26,950.93)	1,077,602.48	1,003,245.17
12669FW82	1,314,727.94	(10,002.13)	1,304,725.81	1,287,811.50	(16,914.31)	1,287,811.50	868,963.99
12669GKH3	15,331,821.57	(276,763.61)	15,055,057.96	15,002,316.60	(52,741.36)	15,002,316.60	10,052,878.55
12669GPB1	16,950.71	9,248.94	26,199.65	26,230.15	30.50	26,230.15	53,255.89
12669GRM5	3,911,114.03	(384,606.77)	3,526,507.26	3,513,044.42	(13,462.84)	3,513,044.42	1,780,769.18
12669GRQ6	10,272,369.54	(1,065,274.43)	9,207,095.11	9,207,134.49	39.38	9,207,134.49	4,609,484.89
12669GTV3	467,078.28	-	467,078.28	452,088.33	(14,989.95)	452,088.33	243,610.29
12669GUR0	4,439,724.36	-	4,439,724.36	4,240,384.06	(199,340.30)	4,240,384.06	2,441,775.73
12669GXW6	471,356.95	(139,215.79)	332,141.16	317,212.09	(14,929.07)	317,212.09	463,602.20
14454AAB5	4,471,714.44	(55,600.07)	4,416,114.37	3,857,608.47	(558,505.90)	3,857,608.47	4,164,604.52
172939AB6	15,337.86	-	15,337.86	13,118.45	(2,219.41)	13,118.45	15,336.27
172981AK8	342,521.18	(31,891.65)	310,629.53	310,632.30	2.77	310,632.30	389,038.34
172981AL6	151,789.82	(25,449.25)	126,340.57	126,414.10	73.53	126,414.10	240,485.38
17307G3D8	2,598,040.25	-	2,598,040.25	2,350,810.16	(247,230.09)	2,350,810.16	1,117,297.50
17307GH76	463,195.26	(55,298.08)	407,897.18	407,963.50	66.32	407,963.50	270,268.29
17307GH84	131,176.06	1,655.85	132,831.91	132,825.92	(5.99)	132,825.92	108,707.01
17307GMQ8	8,616,619.66	(505,406.42)	8,111,213.24	8,111,213.24	-	8,111,213.24	7,609,572.61
17307GN79	418,283.59	(315,563.30)	102,720.29	102,725.13	4.84	102,725.13	414,688.77
17307GPE2	18,552,801.73	(4,842,253.54)	13,710,548.19	13,710,548.20	0.01	13,710,548.20	12,283,335.08
17307GPW2	513,103.85	(424,513.73)	88,590.12	88,590.13	0.01	88,590.13	165,726.90
17307GYD4	2,829,465.75	(31,728.82)	2,797,736.93	2,797,736.96	0.03	2,797,736.96	2,803,004.85
17309CAL9	79,993.93	(52,423.25)	27,570.68	10,146.60	(17,424.08)	10,146.60	59,030.30
17309MAB9	13,156,128.34	(395,030.64)	12,761,097.70	10,885,808.42	(1,875,289.28)	10,885,808.42	9,089,032.68
17309MAF0	220,729.10	11,570.76	232,299.86	58,628.93	(173,670.93)	58,628.93	59,073.95
17309NAH4	774,441.64	(174,961.62)	599,480.02	373,732.49	(225,747.53)	373,732.49	1,317,984.39
17309QAC8	9,483,531.50	-	9,483,531.50	9,131,483.87	(352,047.63)	9,131,483.87	6,448,000.00
17309QAM6	9,141.75	-	9,141.75	4,197.12	(4,944.63)	4,197.12	8,836.65
17309RAM4	56,280.88	(4,625.89)	51,654.99	13,656.64	(37,998.35)	13,656.64	73,720.22
17309SAC4	8,925,171.25	(504,005.88)	8,421,165.37	6,941,987.90	(1,479,177.47)	6,941,987.90	5,687,470.00
17309SAM2	4,636.01	4,720.97	9,356.98	2,553.02	(6,803.96)	2,553.02	5,013.99
17309SAN0	7,214.87	(137.27)	7,077.60	1,509.08	(5,568.52)	1,509.08	2,668.08
17309YAJ6	54,564.03	20,288.62	74,852.65	39,911.23	(34,941.42)	39,911.23	114,422.81
17309YAK3	-	28,604.03	28,604.03	4,216.72	(24,387.31)	4,216.72	42,204.10
17310UAE2	51,053.34	(27,826.82)	23,226.52	4,863.91	(18,362.61)	4,863.91	37,520.51
17311FAL8	30,887.23	(21,445.18)	9,442.05	154.36	(9,287.69)	154.36	222,132.05
17311YAC7	3,150,249.53	480,130.23	3,630,379.76	2,862,498.86	(767,880.90)	2,862,498.86	2,101,458.18

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
17312TAH6	$1,893,993.95	$(226,464.53)	$1,667,529.42	$1,440,032.26	$(227,497.16)	$1,440,032.26	$1,534,891.53
22540V3F7	1,890,042.00	559,538.77	2,449,580.77	2,449,442.72	(138.05)	2,449,442.72	507,466.40
22540V5D0	115,031.22	(28,738.44)	86,292.78	86,191.16	(101.62)	86,191.16	74,035.85
22540VQ70	899,974.17	236,261.77	1,136,235.94	1,136,235.94	-	1,136,235.94	623,860.28
22541N5E5	1,473,419.26	-	1,473,419.26	1,369,780.86	(103,638.40)	1,369,780.86	691,510.56
22541NBT5	1,074,616.32	347,070.61	1,421,686.93	1,420,919.03	(767.90)	1,420,919.03	859,509.76
22541NFL8	5,118,467.49	(127,761.32)	4,990,706.17	4,990,706.20	0.03	4,990,706.20	2,288,500.02
22541NUB3	2,880,202.96	(91,441.62)	2,788,761.34	2,789,444.82	683.48	2,789,444.82	2,398,709.70
22541Q4M1	663,173.64	613,317.19	1,276,490.83	1,276,344.86	(145.97)	1,276,344.86	618,494.55
22541QDB5	552,429.99	-	552,429.99	541,611.89	(10,818.10)	541,611.89	312,958.91
22541QFK3	481,402.84	(110,640.98)	370,761.86	370,790.64	28.78	370,790.64	331,650.58
22541QJR4	330,174.13	245,780.50	575,954.63	575,938.00	(16.63)	575,938.00	262,950.66
22541QV25	578,646.08	220,527.23	799,173.31	798,461.81	(711.50)	798,461.81	91,246.41
22541SFL7	852.18	(105.66)	746.52	69.29	(677.23)	69.29	510.78
22541SJV1	3,738,393.83	(4,813.15)	3,733,580.68	3,733,580.68	-	3,733,580.68	962,824.24
22541SRC4	434,980.63	93,437.29	528,417.92	528,417.92	-	528,417.92	385,161.77
22541SRZ3	31,598.34	(7,509.28)	24,089.06	12,763.53	(11,325.53)	12,763.53	43,762.64
22541SSD1	314,047.25	(127,205.03)	186,842.22	187,095.50	253.28	187,095.50	865,190.68
22541SXR4	2,613,816.01	(531,847.60)	2,081,968.41	1,786,429.75	(295,538.66)	1,786,429.75	869,884.19
225458RG5	124,076.57	(79,230.82)	44,845.75	44,845.76	0.01	44,845.76	48,115.99
225470C84	82,798.50	(68,343.29)	14,455.21	167.58	(14,287.63)	167.58	6,703.04
225470R70	96,510.45	(53,517.70)	42,992.75	5,549.27	(37,443.48)	5,549.27	63,483.41
225470R88	15,198.33	(5,180.78)	10,017.55	1,203.65	(8,813.90)	1,203.65	10,731.34
2254W0KK0	212,092.46	(310,532.74)	(98,440.28)	(106,103.50)	(7,663.22)	(106,103.50)	145,399.74
2254W0NK7	1,547,996.44	(160,746.35)	1,387,250.09	1,182,221.51	(205,028.58)	1,182,221.51	802,850.58
22943HAD8	14,216,322.80	(597,627.00)	13,618,695.80	12,658,026.12	(960,669.68)	12,658,026.12	7,054,053.00
22943HAK2	30,517.90	15,690.33	46,208.23	201.96	(46,006.27)	201.96	8,097.82
23242TAB2	4,953,226.88	(301,664.83)	4,651,562.05	4,063,349.86	(588,212.19)	4,063,349.86	3,404,713.15
23243AAD8	1,565,156.10	(124,145.33)	1,441,010.77	1,293,891.82	(147,118.95)	1,293,891.82	743,267.56
23244FAM6	24,363.20	(20,376.13)	3,987.07	88.50	(3,898.57)	88.50	31,646.43
23244LAB7	4,296,125.45	(919,083.73)	3,377,041.72	2,921,778.81	(455,262.91)	2,921,778.81	2,582,580.00
23245QAA7	2,760,260.16	(106,228.45)	2,654,031.71	2,609,924.65	(44,107.06)	2,609,924.65	1,467,295.67
23248AAJ0	1,565,856.87	(105,779.76)	1,460,077.11	1,301,324.71	(158,752.40)	1,301,324.71	1,068,942.12
23332UAC8	5,807,742.68	(13,168.35)	5,794,574.33	5,741,469.60	(53,104.73)	5,741,469.60	3,866,071.61
23332UAR5	10,467,214.03	(18,172.73)	10,449,041.30	10,449,041.30	-	10,449,041.30	6,182,658.05
23332UAS3	277,932.48	-	277,932.48	206,727.94	(71,204.54)	206,727.94	65,384.78
23332UBV5	7,460,439.38	(479,169.10)	6,981,270.28	6,981,270.28	-	6,981,270.28	4,313,808.10
23332UCM4	658,612.31	-	658,612.31	643,759.22	(14,853.09)	643,759.22	401,892.70
23332UDU5	22,851,604.71	(656,343.79)	22,195,260.92	22,100,532.47	(94,728.45)	22,100,532.47	13,289,579.24
23332UFV1	1,605,962.27	(74,651.56)	1,531,310.71	1,531,310.71	-	1,531,310.71	843,104.65
251508AB3	12,475,288.19	(297,899.32)	12,177,388.87	10,617,465.44	(1,559,923.43)	10,617,465.44	6,145,035.48
25150PAD1	32,778.73	(16,297.96)	16,480.77	1,959.61	(14,521.16)	1,959.61	4,542.36
251510FB4	8,549,333.83	(194,897.70)	8,354,436.13	7,642,454.65	(711,981.48)	7,642,454.65	5,761,634.00
251510FL2	159,899.64	-	159,899.64	156,803.09	(3,096.55)	156,803.09	227,998.74
251510HS5	13,603,006.39	(1,103,261.72)	12,499,744.67	12,076,035.59	(423,709.08)	12,076,035.59	8,439,838.24
251510NB5	6,034,679.55	-	6,034,679.55	5,767,870.03	(266,809.52)	5,767,870.03	3,683,705.40
251510NC3	8,740,923.18	5,593,334.86	14,334,258.04	14,334,258.03	(0.01)	14,334,258.03	2,968,247.91
25151AAA9	4,856,137.55	2,503,372.19	7,359,509.74	6,689,907.58	(669,602.16)	6,689,907.58	3,929,711.54
251563DR0	102,525.63	(50,707.75)	51,817.88	32,476.26	(19,341.62)	32,476.26	102,321.81
26248PMM0	10,997.67	-	10,997.67	2,416.74	(8,580.93)	2,416.74	5,730.01
26410MAF7	5,233,856.64	(2,757,559.00)	2,476,297.64	2,700,672.60	224,374.96	2,700,672.60	527,148.00
26410WAD0	3,213,269.77	413,203.94	3,626,473.71	3,097,151.46	(529,322.25)	3,097,151.46	856,615.50
26441EAC5	401,016.00	(116,766.00)	284,250.00	284,250.00	-	284,250.00	175,000.00

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
26441NAA9	$-	$53,400.00	$53,400.00	$16,200.00	$(37,200.00)	$16,200.00	$16,200.00
26441NAB7	-	31,000.00	31,000.00	10,800.00	(20,200.00)	10,800.00	10,800.00
29108PAB0	(134,092.48)	2,264,092.48	2,130,000.00	2,130,000.00	-	2,130,000.00	1,100,000.00
30247DAD3	2,051,017.09	(1,137,411.77)	913,605.32	845,088.51	(68,516.81)	845,088.51	1,000,034.00
316599AB5	140,483.38	-	140,483.38	136,159.33	(4,324.05)	136,159.33	131,868.91
31678UAA7	289,345.77	159,741.30	449,087.07	448,714.56	(372.51)	448,714.56	228,687.27
318340AB2	1,106,527.87	449,771.16	1,556,299.03	1,315,378.39	(240,920.64)	1,315,378.39	611,000.01
32027NLM1	10,391.79	(1,561.24)	8,830.55	8,830.55	-	8,830.55	9,161.00
32051DCK6	563,580.03	-	563,580.03	552,360.05	(11,219.98)	552,360.05	551,934.49
32051DRA2	115,648.30	-	115,648.30	109,462.89	(6,185.41)	109,462.89	101,136.64
32051DV33	794,995.19	(53,051.26)	741,943.93	742,001.26	57.33	742,001.26	631,716.89
32051GBV6	195,657.25	-	195,657.25	190,371.32	(5,285.93)	190,371.32	247,779.49
32051GCF0	554,677.61	(231,053.37)	323,624.24	260,229.45	(63,394.79)	260,229.45	479,396.76
32051GFF7	114,141.34	(49,374.38)	64,766.96	38,252.95	(26,514.01)	38,252.95	44,989.43
32051GVN2	3,821,650.34	-	3,821,650.34	3,791,624.29	(30,026.05)	3,791,624.29	3,605,696.38
32051GZS7	7,648,650.03	(484,876.35)	7,163,773.68	6,908,445.51	(255,328.17)	6,908,445.51	5,687,933.60
32052CAD5	187.27	-	187.27	-	(187.27)	-	-
32056CAH2	18,026,259.76	(719,438.20)	17,306,821.56	17,195,946.42	(110,875.14)	17,195,946.42	13,160,090.74
32113JAA3	745,161.46	-	745,161.46	730,438.24	(14,723.22)	730,438.24	399,219.66
32113JBV6	690,144.22	(368,021.55)	322,122.67	228,030.96	(94,091.71)	228,030.96	118,856.40
35729RAE6	10,399,373.35	(270,043.94)	10,129,329.41	7,883,777.67	(2,245,551.74)	7,883,777.67	8,255,183.02
35952Z007	12,597,726.70	(4,238,353.77)	8,359,372.93	8,065,469.68	(293,903.25)	8,065,469.68	2,239,090.41
35952Z023	10,157,208.88	(3,420,733.95)	6,736,474.93	6,509,562.83	(226,912.10)	6,509,562.83	1,725,443.26
35952Z031	10,918,604.98	(3,621,147.46)	7,297,457.52	6,890,943.13	(406,514.39)	6,890,943.13	1,698,588.00
35952Z049	9,616,866.38	(3,111,100.34)	6,505,766.04	5,920,336.51	(585,429.53)	5,920,336.51	1,433,549.70
35952Z056	9,823,862.10	(3,161,367.50)	6,662,494.60	6,015,993.51	(646,501.09)	6,015,993.51	1,367,656.20
35952Z064	10,038,057.69	(3,213,383.11)	6,824,674.58	6,114,977.70	(709,696.88)	6,114,977.70	1,448,192.70
35952ZA06	27,551,645.51	(13,015,358.19)	14,536,287.32	11,259,327.99	(3,276,959.33)	11,259,327.99	3,837,485.15
35952ZA14	1,310,604.18	(608,032.74)	702,571.44	525,997.05	(176,574.39)	525,997.05	172,084.53
35952ZA22	2,174,056.20	(1,016,132.73)	1,157,923.47	879,036.25	(278,887.22)	879,036.25	266,455.75
36228FU38	133,252.51	(23,408.35)	109,844.16	110,225.32	381.16	110,225.32	135,474.16
362334EB6	11,750,921.86	(409,585.78)	11,341,336.08	10,432,832.98	(908,503.10)	10,432,832.98	7,905,838.40
362334FS8	1,498,434.51	(52,548.01)	1,445,886.50	1,268,784.30	(177,102.20)	1,268,784.30	896,004.31
362341SG5	973,759.47	(251,383.68)	722,375.79	722,619.50	243.71	722,619.50	841,148.33
362341VU0	22,216,825.75	(706,260.26)	21,510,565.49	21,510,565.56	0.07	21,510,565.56	14,506,947.50
362341XE4	24,725,080.51	(1,120,609.69)	23,604,470.82	23,619,213.22	14,742.40	23,619,213.22	20,524,915.29
36242D3Z4	99,672.30	18,970.87	118,643.17	57,525.76	(61,117.41)	57,525.76	37,989.60
36242DBY8	1,514,752.44	(11,567.69)	1,503,184.75	1,503,222.82	38.07	1,503,222.82	1,542,213.75
36242DBZ5	736,203.43	(295,389.29)	440,814.14	431,349.89	(9,464.25)	431,349.89	174,847.45
36242DGA5	255,499.68	(78,936.04)	176,563.64	131,227.71	(45,335.93)	131,227.71	109,513.40
362437AC9	2,904,701.65	-	2,904,701.65	2,766,512.29	(138,189.36)	2,766,512.29	2,200,124.57
36244LAA1	3,592,536.98	(35,823.51)	3,556,713.47	3,346,055.90	(210,657.57)	3,346,055.90	2,781,928.22
362480AD7	20,578,094.31	(1,551,939.62)	19,026,154.69	17,271,484.62	(1,754,670.07)	17,271,484.62	10,506,726.52
38012UAA7	702,306.52	(135,212.34)	567,094.18	567,094.18	-	567,094.18	463,963.48
39538AAN6	112,699.15	(42,873.56)	69,825.59	6,620.32	(63,205.27)	6,620.32	46,850.28
39538RAB5	12,822,232.56	(211,618.14)	12,610,614.42	12,610,614.42	-	12,610,614.42	6,530,042.45
39538RBB4	14,678,426.13	-	14,678,426.13	14,242,584.03	(435,842.10)	14,242,584.03	7,704,968.48
39538WBH0	18,553.24	(5,118.63)	13,434.61	12,049.27	(1,385.34)	12,049.27	10,356.98
39538WEU8	40,208.50	(8,527.45)	31,681.05	1,855.69	(29,825.36)	1,855.69	18,233.47
39538WFH6	12,189,549.72	(450,769.55)	11,738,780.17	11,497,667.50	(241,112.67)	11,497,667.50	5,790,767.49
39538WHF8	35,953,806.23	(2,193,286.66)	33,760,519.57	33,038,438.02	(722,081.55)	33,038,438.02	17,810,559.51
39539GAA0	5,782,377.38	-	5,782,377.38	5,687,762.28	(94,615.10)	5,687,762.28	3,254,887.46
40430HAJ7	224,963.40	(53,507.84)	171,455.56	68,648.39	(102,807.17)	68,648.39	51,328.98

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
40430HBH0	$26,420.54	$6,245.24	$32,665.78	$6,438.06	$(26,227.72)	$6,438.06	$8,564.40
40430HBJ6	1,430.41	10,873.51	12,303.92	2,561.10	(9,742.82)	2,561.10	3,899.46
40430HCQ9	17,350.80	(9,836.80)	7,514.00	3,267.41	(4,246.59)	3,267.41	10,485.80
40430HDC9	1,851,099.68	-	1,851,099.68	1,792,320.84	(58,778.84)	1,792,320.84	1,382,382.87
40430HEB0	63,957.60	(12,947.84)	51,009.76	40,225.13	(10,784.63)	40,225.13	60,728.90
40430HFL7	1,956,176.05	-	1,956,176.05	1,906,241.76	(49,934.29)	1,906,241.76	1,318,660.00
40430MAB3	774,684.30	-	774,684.30	498,323.78	(276,360.52)	498,323.78	427,663.10
40430VAG2	8,658,131.22	1,992,799.59	10,650,930.81	10,650,930.84	0.03	10,650,930.84	6,347,544.39
40430YAD3	1,120,844.61	476,051.43	1,596,896.04	1,595,797.52	(1,098.52)	1,595,797.52	1,032,149.37
40431HAT4	36,041.61	(675.07)	35,366.54	3,884.33	(31,482.21)	3,884.33	47,067.21
40431KAA8	218,202.31	-	218,202.31	199,872.54	(18,329.77)	199,872.54	171,190.71
40431KAE0	7,121,578.31	(179,682.76)	6,941,895.55	5,616,940.27	(1,324,955.28)	5,616,940.27	4,391,833.37
40431KAL4	-	29,984.05	29,984.05	356.28	(29,627.77)	356.28	39,389.28
40431KAN0	3,059.18	(2,656.02)	403.16	7.99	(395.17)	7.99	5,149.68
40431RAN5	42,004.00	(25,007.00)	16,997.00	7,087.43	(9,909.57)	7,087.43	40,890.00
40431XAE2	5,000,000.00	(561,010.00)	4,438,990.00	3,669,719.88	(769,270.12)	3,669,719.88	2,298,750.00
40431XAF9	1,652,330.35	(203,975.66)	1,448,354.69	1,186,537.22	(261,817.47)	1,186,537.22	2,520,998.43
41161PA86	2,172,925.09	(184,140.35)	1,988,784.74	1,982,904.87	(5,879.87)	1,982,904.87	1,517,659.57
41161PFR9	1,486,451.33	(24,007.88)	1,462,443.45	1,462,165.21	(278.24)	1,462,165.21	948,636.14
41161PH55	42,645.44	(24,922.09)	17,723.35	3,658.60	(14,064.75)	3,658.60	54,018.22
41161PHC0	8,923,425.56	-	8,923,425.56	8,884,066.38	(39,359.18)	8,884,066.38	5,672,667.45
41161PHU0	8,601,760.49	(145,308.40)	8,456,452.09	8,430,019.21	(26,432.88)	8,430,019.21	5,932,136.36
41161PHZ9	70,913.71	82,797.01	153,710.72	153,889.42	178.70	153,889.42	180,593.67
41161PKH5	757,675.22	(22,173.52)	735,501.70	725,024.85	(10,476.85)	725,024.85	396,503.30
41161PL43	24,615,331.86	(2,590,119.02)	22,025,212.84	21,612,784.20	(412,428.64)	21,612,784.20	11,709,148.24
41161PLR2	14,244,717.90	(385,166.07)	13,859,551.83	13,825,335.74	(34,216.09)	13,825,335.74	8,366,287.54
41161PMG5	17,253,098.35	(435,416.46)	16,817,681.89	16,726,726.35	(90,955.54)	16,726,726.35	9,864,976.57
41161PQU0	15,032,844.26	(509,899.05)	14,522,945.21	14,404,648.24	(118,296.97)	14,404,648.24	8,046,381.00
41161PSC8	187,355.22	(104,485.09)	82,870.13	33,906.46	(48,963.67)	33,906.46	128,673.17
41161PTN3	2,488,737.90	-	2,488,737.90	2,403,295.01	(85,442.89)	2,403,295.01	1,429,172.80
41161PTP8	1,047,870.97	(49,765.79)	998,105.18	894,911.80	(103,193.38)	894,911.80	381,718.55
41161PWB5	8,018,119.10	(221,789.19)	7,796,329.91	7,739,206.28	(57,123.63)	7,739,206.28	4,267,591.76
41161PXH1	920,291.74	-	920,291.74	916,897.69	(3,394.05)	916,897.69	556,437.84
41161PZR7	118,106.83	(67,955.53)	50,151.30	50,150.84	(0.46)	50,150.84	144,552.84
41162DAF6	11,701,738.11	(661,584.41)	11,040,153.70	11,040,153.68	(0.02)	11,040,153.68	6,862,911.53
41164LAB5	17,946,999.15	(161,791.91)	17,785,207.24	16,997,897.58	(787,309.66)	16,997,897.58	8,449,856.09
43739EAP2	22,961,392.55	(820,456.47)	22,140,936.08	22,140,936.08	-	22,140,936.08	12,892,201.96
43739EBJ5	10,261,824.53	-	10,261,824.53	10,189,859.48	(71,965.05)	10,189,859.48	7,276,570.28
43739EBS5	10,255,869.16	-	10,255,869.16	10,210,251.89	(45,617.27)	10,210,251.89	6,956,810.14
44328AAB6	110,785.78	-	110,785.78	97,220.60	(13,565.18)	97,220.60	91,241.98
45071KDD3	2,258,869.68	(21,618.04)	2,237,251.64	1,959,951.95	(277,299.69)	1,959,951.95	1,845,852.93
45254NHV2	371,610.30	-	371,610.30	367,980.49	(3,629.81)	367,980.49	123,297.15
45254NJG3	1,549,447.63	(6,571.48)	1,542,876.15	1,538,876.76	(3,999.39)	1,538,876.76	928,880.28
45254NJK4	263,296.35	-	263,296.35	248,823.16	(14,473.19)	248,823.16	227,276.45
45254NJP3	205,413.04	36,624.01	242,037.05	217,461.32	(24,575.73)	217,461.32	80,537.81
45254NJV0	1,138,070.34	(9,708.64)	1,128,361.70	1,128,361.70	-	1,128,361.70	788,426.01
45254NJX6	292,353.93	6,584.43	298,938.36	298,704.57	(233.79)	298,704.57	289,072.22
45254NKA4	495,568.65	(65,119.76)	430,448.89	431,215.66	766.77	431,215.66	321,464.99
45254NKD8	4,629,985.41	-	4,629,985.41	4,626,242.43	(3,742.98)	4,626,242.43	3,429,700.17
45254NKF3	5,907,974.72	(4,269.54)	5,903,705.18	5,903,705.18	-	5,903,705.18	4,022,194.93
45254NKK2	283,289.05	(174,576.02)	108,713.03	107,138.87	(1,574.16)	107,138.87	60,564.22
45254NKX4	7,161,988.36	(10,938.73)	7,151,049.63	7,000,982.48	(150,067.15)	7,000,982.48	4,810,195.34
45254NNP8	15,300,516.98	(58,004.25)	15,242,512.73	14,916,899.98	(325,612.75)	14,916,899.98	9,037,984.78

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
45254NPA9	$17,242,032.23	$(21,220.96)	$17,220,811.27	$17,188,650.63	$(32,160.64)	$17,188,650.63	$11,291,071.24
45254NPG6	1,824,326.79	68,839.48	1,893,166.27	1,499,661.60	(393,504.67)	1,499,661.60	784,659.56
45254NPU5	6,143,726.31	(56,958.49)	6,086,767.82	6,081,734.04	(5,033.78)	6,081,734.04	3,455,846.04
45254TMK7	103,933.71	44,404.56	148,338.27	148,251.52	(86.75)	148,251.52	58,150.97
45254TSM7	5,134,958.75	-	5,134,958.75	4,904,216.59	(230,742.16)	4,904,216.59	2,203,345.32
45254TTM6	7,821,649.09	3,574,764.87	11,396,413.96	11,392,853.15	(3,560.81)	11,392,853.15	114,739.03
452570AA2	108,099.32	(11,936.08)	96,163.24	96,163.25	0.01	96,163.25	70,513.16
45257EAA2	7,076,387.15	(332,234.94)	6,744,152.21	6,379,410.87	(364,741.34)	6,379,410.87	2,700,786.82
45660L4P1	621,804.05	(133,988.47)	487,815.58	57,105.29	(430,710.29)	57,105.29	1,083,035.37
45660L4Q9	384,064.65	(251,714.72)	132,349.93	979.46	(131,370.47)	979.46	42,763.04
45660LAU3	198,143.26	-	198,143.26	171,417.93	(26,725.33)	171,417.93	166,005.65
45660LCN7	7,169,685.04	(373,021.18)	6,796,663.86	6,776,094.11	(20,569.75)	6,776,094.11	3,622,615.51
45660LGX1	178,224.04	(114,519.62)	63,704.42	63,704.11	(0.31)	63,704.11	72,065.00
45660LKW8	29,413,454.36	-	29,413,454.36	29,030,201.20	(383,253.16)	29,030,201.20	15,624,210.43
45660LNB1	411,659.39	8,529.99	420,189.38	327,147.44	(93,041.94)	327,147.44	236,660.48
45660LR84	279,459.32	(212,446.68)	67,012.64	17,959.47	(49,053.17)	17,959.47	126,578.07
45660LVD8	46,323.44	5,215.42	51,538.86	32,328.46	(19,210.40)	32,328.46	44,144.81
45660LW96	4,663,844.83	(200,285.25)	4,463,559.58	4,362,887.12	(100,672.46)	4,362,887.12	2,225,089.04
45660LWD7	5,091,502.81	(1,201,715.18)	3,889,787.63	3,884,344.71	(5,442.92)	3,884,344.71	2,954,382.62
45660LYW3	5,853,501.88	(131,428.11)	5,722,073.77	5,391,847.32	(330,226.45)	5,391,847.32	2,803,125.90
45660N2J3	6,372,718.41	(42,070.33)	6,330,648.08	6,179,827.90	(150,820.18)	6,179,827.90	3,707,712.83
45660N5H4	7,613,450.26	(85,652.21)	7,527,798.05	7,335,159.95	(192,638.10)	7,335,159.95	5,136,644.66
45660N7R0	297,682.97	(38,427.25)	259,255.72	125,824.32	(133,431.40)	125,824.32	121,149.00
45660NM44	270,353.97	12,515.17	282,869.14	283,563.82	694.68	283,563.82	456,915.03
45660NQ24	2,708,860.47	(143,975.78)	2,564,884.69	2,543,474.90	(21,409.79)	2,543,474.90	2,131,329.60
45660NRB3	721,448.94	390,163.68	1,111,612.62	1,111,448.99	(163.63)	1,111,448.99	561,917.32
45660NS30	3,078,528.74	(5,877.59)	3,072,651.15	3,039,838.61	(32,812.54)	3,039,838.61	1,572,367.56
45660NT96	3,452,909.04	-	3,452,909.04	3,384,296.00	(68,613.04)	3,384,296.00	2,624,022.47
456612AC4	21,551,229.32	(716,844.00)	20,834,385.32	20,836,618.72	2,233.40	20,836,618.72	11,326,676.00
45661EAA2	424,264.23	(41,654.37)	382,609.86	382,609.84	(0.02)	382,609.84	296,062.18
45661EAM6	(15,929.66)	-	(15,929.66)	-	15,929.66	-	-
45661LAG3	4,656,310.95	2,674,595.53	7,330,906.48	6,982,957.06	(347,949.42)	6,982,957.06	4,222,057.95
45661XAK8	(2,861.52)	-	(2,861.52)	-	2,861.52	-	-
45662BAJ8	150,566.18	(31,994.75)	118,571.43	118,571.43	-	118,571.43	96,138.02
45664BAE7	125,574.24	(4,872.64)	120,701.60	32,217.23	(88,484.37)	32,217.23	59,179.35
45664BAF4	14,896.53	-	14,896.53	151.42	(14,745.11)	151.42	16,400.35
45667QAJ0	152,815.71	(110,494.63)	42,321.08	23,470.58	(18,850.50)	23,470.58	58,765.38
45667WAA6	5,791,497.51	-	5,791,497.51	5,738,173.98	(53,323.53)	5,738,173.98	3,396,490.07
45667WAC2	1,061,712.03	-	1,061,712.03	912,641.26	(149,070.77)	912,641.26	597,113.27
45667WAJ7	15,267.62	(8,676.62)	6,591.00	2,073.04	(4,517.96)	2,073.04	14,553.23
45668WAE7	617,686.02	126,591.46	744,277.48	689,250.87	(55,026.61)	689,250.87	407,227.90
464125AC7	2,049,608.69	(451,355.39)	1,598,253.30	1,411,834.09	(186,419.21)	1,411,834.09	1,545,252.80
464126BW0	518,562.49	160,365.74	678,928.23	678,104.61	(823.62)	678,104.61	315,144.13
46412AAD4	4,426,669.31	(304,691.87)	4,121,977.44	4,121,977.45	0.01	4,121,977.45	3,228,660.50
466247NC3	763,348.41	496,069.23	1,259,417.64	714,519.49	(544,898.15)	714,519.49	509,267.65
466247XE8	8,378,386.49	(401,760.29)	7,976,626.20	7,557,818.41	(418,807.79)	7,557,818.41	4,957,619.01
46627MBQ9	14,793,717.92	(35,993.12)	14,757,724.80	14,588,991.65	(168,733.15)	14,588,991.65	9,339,570.00
46627MCS4	10,523,089.43	(724,672.55)	9,798,416.88	9,473,967.41	(324,449.47)	9,473,967.41	5,291,066.21
466284AG1	6,110.02	(3,489.00)	2,621.02	484.50	(2,136.52)	484.50	1,009.63
466286AH4	11,833.06	(9,643.85)	2,189.21	307.91	(1,881.30)	307.91	961.44
46629BAR0	4,307,876.98	(183,067.00)	4,124,809.98	3,387,847.38	(736,962.60)	3,387,847.38	3,528,750.00
46629NAC7	542,935.82	-	542,935.82	516,494.29	(26,441.53)	516,494.29	456,010.55
46629QAR7	39,647.40	(5,173.40)	34,474.00	13,880.46	(20,593.54)	13,880.46	34,246.00

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
46629QAU0	$2,021,995.44	$(38,863.00)	$1,983,132.44	$1,464,528.27	$(518,604.17)	$1,464,528.27	$946,687.50
46629QBE5	9,013.40	-	9,013.40	1,755.71	(7,257.69)	1,755.71	4,614.60
46629QBF2	34,532.60	(23,878.43)	10,654.17	2,537.57	(8,116.60)	2,537.57	33,421.51
46629TAP5	28,239.94	10,415.06	38,655.00	15,869.93	(22,785.07)	15,869.93	77,296.00
46630CAC8	4,241,516.15	(239,120.51)	4,002,395.64	2,599,205.87	(1,403,189.77)	2,599,205.87	1,434,450.00
46630KAA4	1,953,316.24	(27,452.89)	1,925,863.35	1,740,643.15	(185,220.20)	1,740,643.15	1,416,365.51
52520MFT5	237,961.35	(69,153.80)	168,807.55	168,807.55	-	168,807.55	238,233.86
525221AW7	921,355.00	(667,600.19)	253,754.81	253,754.83	0.02	253,754.83	281,904.66
525221CD7	559,421.41	439,062.21	998,483.62	716,769.44	(281,714.18)	716,769.44	107,768.85
525221CE5	25,395.30	(11,082.18)	14,313.12	2,210.30	(12,102.82)	2,210.30	29,920.68
525221DV6	(8,775.38)	(12,813.42)	(21,588.80)	6,163.77	27,752.57	6,163.77	120,038.30
525221EN3	17,867,814.42	(1,222,548.02)	16,645,266.40	16,648,455.09	3,188.69	16,648,455.09	6,258,112.24
525221EY9	24,237.30	(18,781.92)	5,455.38	954.24	(4,501.14)	954.24	13,268.11
525221FE2	477.59	13,051.50	13,529.09	7,720.86	(5,808.23)	7,720.86	14,072.47
525221GK7	55,878.89	11,810.83	67,689.72	90.06	(67,599.66)	90.06	5,867.58
525221GM3	4,216,698.22	(243,581.79)	3,973,116.43	3,973,116.43	-	3,973,116.43	2,143,094.71
525221GW1	13,735.93	-	13,735.93	-	(13,735.93)	-	-
525221HA8	31,302,771.71	(3,924,129.91)	27,378,641.80	27,376,530.02	(2,111.78)	27,376,530.02	16,220,806.10
525221HK6	-	8,712.03	8,712.03	1,771.39	(6,940.64)	1,771.39	1,685.89
525221JA6	185,398.14	216,678.63	402,076.77	116,346.84	(285,729.93)	116,346.84	327,869.02
525226AL0	2,041,436.93	(881,883.17)	1,159,553.76	1,055,302.54	(104,251.22)	1,055,302.54	105,672.00
525229AG5	3,305,832.31	(1,374,579.22)	1,931,253.09	1,931,253.09	-	1,931,253.09	1,452,438.93
52522DAZ4	493.42	-	493.42	-	(493.42)	-	-
52522GAQ7	7,948.99	-	7,948.99	-	(7,948.99)	-	-
52524VAG4	16,012,291.61	(703,565.77)	15,308,725.84	14,880,794.38	(427,931.46)	14,880,794.38	8,310,209.38
52524YAF0	15,541,301.08	(1,360,381.05)	14,180,920.03	13,987,390.02	(193,530.01)	13,987,390.02	7,172,764.08
550279AA1	6,274,777.90	(236,352.07)	6,038,425.83	5,719,975.04	(318,450.79)	5,719,975.04	3,305,180.21
55027AAR1	16,288,890.63	(1,244,157.03)	15,044,733.60	14,831,783.35	(212,950.25)	14,831,783.35	8,697,837.47
55027AAU4	7,186,788.15	(614,901.60)	6,571,886.55	6,443,807.17	(128,079.38)	6,443,807.17	2,962,638.41
55027BAA6	20,955,333.39	(2,254,332.44)	18,701,000.95	17,758,278.13	(942,722.82)	17,758,278.13	8,466,012.75
55275NBB6	8,250.00	-	8,250.00	-	(8,250.00)	-	-
56119LAG8	4,723,808.83	(1,877,459.94)	2,846,348.89	1,531,598.40	(1,314,750.49)	1,531,598.40	146,430.00
576429AL8	19,711.56	(11,899.96)	7,811.60	6,301.40	(1,510.20)	6,301.40	32,665.19
576433E44	297,366.84	(76,658.37)	220,708.47	220,708.46	(0.01)	220,708.46	272,937.67
576433G42	10,652,312.45	(163,453.73)	10,488,858.72	10,412,833.49	(76,025.23)	10,412,833.49	5,566,969.49
576433H33	6,372,422.22	(392,290.83)	5,980,131.39	5,972,733.59	(7,397.80)	5,972,733.59	4,252,420.19
576433KG0	611,574.23	409,654.00	1,021,228.23	1,021,228.23	-	1,021,228.23	542,404.20
576433NH5	4,864,250.80	(932,638.83)	3,931,611.97	3,738,615.28	(192,996.69)	3,738,615.28	2,184,145.84
576433RU2	1,564,814.22	1,198,608.89	2,763,423.11	2,311,546.71	(451,876.40)	2,311,546.71	834,300.00
576433SE7	1,210,379.66	779,554.36	1,989,934.02	1,858,572.37	(131,361.65)	1,858,572.37	394,640.00
576433WZ5	2,716,809.47	(27,281.63)	2,689,527.84	2,689,527.83	(0.01)	2,689,527.83	2,741,425.34
576436CV9	721,026.64	(4,537.22)	716,489.42	654,247.18	(62,242.24)	654,247.18	443,794.43
57643AAA8	945,496.45	(82,062.60)	863,433.85	770,147.78	(93,286.07)	770,147.78	561,189.50
57643LMP8	2,789,386.65	(231,738.57)	2,557,648.08	1,993,072.89	(564,575.19)	1,993,072.89	990,090.30
576444AA1	-	(779.65)	(779.65)	(779.62)	0.03	(779.62)	-
589929D62	124,182.59	(54.60)	124,127.99	124,127.89	(0.10)	124,127.89	113,199.46
59020UAA3	258,104.69	(17,427.80)	240,676.89	241,216.22	539.33	241,216.22	258,055.41
59020UHP3	1,052,530.18	(38,769.78)	1,013,760.40	1,013,918.12	157.72	1,013,918.12	1,551,002.30
59020UQ57	3,985,091.88	(179,447.86)	3,805,644.02	3,709,559.79	(96,084.23)	3,709,559.79	1,886,796.00
59020UTL9	1,301,661.36	(250,222.66)	1,051,438.70	1,051,438.71	0.01	1,051,438.71	569,601.48
59020UXN0	988,984.54	(503,824.31)	485,160.23	337,980.13	(147,180.10)	337,980.13	343,243.94
590212AB2	374,387.65	(1,410.69)	372,976.96	283,938.22	(89,038.74)	283,938.22	240,738.19
59023WAG3	95,554.26	(20,280.06)	75,274.20	32,000.47	(43,273.73)	32,000.47	100,682.69

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
59024EAD9	$3,325,725.45	$335,633.92	$3,661,359.37	$2,550,410.90	$(1,110,948.47)	$2,550,410.90	$2,626,032.47
59024UAB7	2,032,019.76	(1,128.09)	2,030,891.67	1,744,959.31	(285,932.36)	1,744,959.31	1,492,947.00
59024WAF4	441,002.12	(18,363.18)	422,638.94	422,639.40	0.46	422,639.40	30,981.59
61748HAA9	29,279.95	(72.49)	29,207.46	29,212.42	4.96	29,212.42	26,883.97
61748HRF0	144,755.20	(48,244.69)	96,510.51	12,607.65	(83,902.86)	12,607.65	2,570.55
61749BAB9	945,603.73	(5,384.35)	940,219.38	856,972.03	(83,247.35)	856,972.03	658,881.87
61749BAP8	2,417.08	(1,382.60)	1,034.48	789.67	(244.81)	789.67	2,192.23
61750FAE0	880,066.92	31,010.99	911,077.91	739,608.63	(171,469.28)	739,608.63	504,449.35
61750MAB1	115,988.62	-	115,988.62	106,384.19	(9,604.43)	106,384.19	111,448.07
61750SAB8	1,290,522.75	(5,100.27)	1,285,422.48	1,163,864.67	(121,557.81)	1,163,864.67	1,071,294.30
61751JAQ4	38,767.09	19,560.54	58,327.63	24,575.78	(33,751.85)	24,575.78	47,181.32
617526AE8	476,968.44	(46,120.06)	430,848.38	330,663.44	(100,184.94)	330,663.44	246,923.38
61753KAB2	559,208.71	(774.82)	558,433.89	509,549.80	(48,884.09)	509,549.80	515,564.98
61753VAG7	-	2,766.48	2,766.48	1,369.53	(1,396.95)	1,369.53	2,887.04
61755AAB2	49,506.96	(442.13)	49,064.83	45,196.99	(3,867.84)	45,196.99	38,362.28
61755FAE5	37,534.44	(10,214.31)	27,320.13	13,795.30	(13,524.83)	13,795.30	10,768.38
61757MAB4	3,913,561.13	(835,075.75)	3,078,485.38	2,414,468.28	(664,017.10)	2,414,468.28	2,422,750.88
61915RAX4	2,201,640.30	-	2,201,640.30	1,339,676.66	(861,963.64)	1,339,676.66	1,614,302.59
61915RAZ9	11,829.77	148,828.39	160,658.16	111,861.95	(48,796.21)	111,861.95	33,803.15
61915RBB1	9,308,158.67	(625,806.12)	8,682,352.55	8,387,760.09	(294,592.46)	8,387,760.09	4,986,896.17
61915RBZ8	1,409,159.00	(272,420.17)	1,136,738.83	1,057,232.52	(79,506.31)	1,057,232.52	650,326.10
638728AC9	3,259,817.85	(22,890.34)	3,236,927.51	2,529,371.10	(707,556.41)	2,529,371.10	2,030,692.06
638728AF2	18,561.91	-	18,561.91	-	(18,561.91)	-	-
64352VLH2	2,532,571.71	582,801.90	3,115,373.61	3,115,373.60	(0.01)	3,115,373.60	2,292,240.57
64352VPC9	43,123.92	5,242.88	48,366.80	13,538.07	(34,828.73)	13,538.07	12,812.60
64352VQR5	9,931,486.08	(168,524.05)	9,762,962.03	7,679,198.67	(2,083,763.36)	7,679,198.67	6,518,578.40
65106FAB8	14,263,605.35	(22,735.06)	14,240,870.29	13,367,631.80	(873,238.49)	13,367,631.80	8,862,773.86
65106FAG7	1,190,670.00	30,370.04	1,221,040.04	393,807.29	(827,232.75)	393,807.29	647,670.34
65535VEY0	1,058,364.05	4,609.67	1,062,973.72	1,022,015.53	(40,958.19)	1,022,015.53	656,871.50
65535VLQ9	-	43,484.42	43,484.42	15,910.41	(27,574.01)	15,910.41	75,971.03
65535VPK8	-	20,060.27	20,060.27	2,860.98	(17,199.29)	2,860.98	15,500.08
65535VRH3	6,266,429.36	1,539,821.26	7,806,250.62	6,086,108.40	(1,720,142.22)	6,086,108.40	5,584,866.16
65535VRK6	3,718,965.94	(45,152.89)	3,673,813.05	2,718,914.42	(954,898.63)	2,718,914.42	2,088,268.18
65535VSQ2	(82.52)	84,811.20	84,728.68	15,777.81	(68,950.87)	15,777.81	52,938.73
65535VUS5	3,895,364.92	(14,580.71)	3,880,784.21	2,989,246.58	(891,537.63)	2,989,246.58	2,305,182.59
65537BAG5	135,801.47	27,719.32	163,520.79	66,290.17	(97,230.62)	66,290.17	186,827.55
65538DAA3	5,312,827.99	(755,452.40)	4,557,375.59	3,758,835.27	(798,540.32)	3,758,835.27	2,743,517.21
66987WDE4	5,847,704.72	(1,907,696.14)	3,940,008.58	2,625,510.75	(1,314,497.83)	2,625,510.75	1,321,874.39
669884AF5	377,184.51	(320,129.01)	57,055.50	19,285.80	(37,769.70)	19,285.80	65,026.50
68383NCA9	29,122,184.77	(24,362.21)	29,097,822.56	28,077,470.17	(1,020,352.39)	28,077,470.17	19,464,924.60
68383NCD3	3,010,524.84	-	3,010,524.84	2,886,447.36	(124,077.48)	2,886,447.36	1,195,500.00
68383NCU5	11,502,942.75	-	11,502,942.75	11,278,190.80	(224,751.95)	11,278,190.80	6,778,459.97
68383NDT7	11,271,205.77	(896,796.33)	10,374,409.44	10,376,195.82	1,786.38	10,376,195.82	5,667,672.20
68383NDW0	3,597,142.89	1,966,825.58	5,563,968.47	5,563,968.48	0.01	5,563,968.48	1,438,805.68
68402CAC8	1,129,570.54	-	1,129,570.54	904,070.48	(225,500.06)	904,070.48	925,975.69
69121PDE0	465,476.34	(30,222.18)	435,254.16	371,270.34	(63,983.82)	371,270.34	362,639.76
69121PDX8	978,111.40	(12,463.44)	965,647.96	761,663.20	(203,984.76)	761,663.20	686,172.00
70069FHV2	1,768,763.27	2,237,789.96	4,006,553.23	4,006,553.22	(0.01)	4,006,553.22	791,420.34
74348UAL3	529,251.03	8,700,000.00	9,229,251.03	9,229,251.03	-	9,229,251.03	5,297,590.09
74919VAB2	10,652,302.68	(993,121.20)	9,659,181.48	9,313,276.32	(345,905.16)	9,313,276.32	7,593,689.89
74922MAB7	9,687,128.57	4,175,428.12	13,862,556.69	13,005,303.38	(857,253.31)	13,005,303.38	7,543,029.69
74922MAC5	2,092,990.54	(291,002.72)	1,801,987.82	1,711,344.62	(90,643.20)	1,711,344.62	1,034,273.47
74923PAJ2	1,571.45	2,853.35	4,424.80	1,660.00	(2,764.80)	1,660.00	1,630.90

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
74923PAK9	$(391.02)	$327.62	$(63.40)	$124.63	$188.03	$124.63	$127.17
74923PAL7	1,971.91	-	1,971.91	-	(1,971.91)	-	-
74924UAB7	14,266,741.14	(505,253.85)	13,761,487.29	13,569,897.78	(191,589.51)	13,569,897.78	12,126,297.16
74924XAD7	1,426,249.05	659,240.86	2,085,489.91	376,108.88	(1,709,381.03)	376,108.88	615,410.40
74924YAH6	26,957.81	855.91	27,813.72	18,269.99	(9,543.73)	18,269.99	17,436.02
74927WAM6	228,730.11	71,175.90	299,906.01	299,674.84	(231.17)	299,674.84	374,845.91
74927XAM4	428,321.08	482,092.88	910,413.96	321,910.50	(588,503.46)	321,910.50	685,678.07
74951PBT4	3,922,041.69	2,299,991.33	6,222,033.02	6,219,225.65	(2,807.37)	6,219,225.65	2,601,017.16
74951PBV9	894,714.17	506,127.46	1,400,841.63	1,400,234.30	(607.33)	1,400,234.30	481,894.24
75114GAC3	27,542,226.82	(1,593,933.88)	25,948,292.94	25,436,827.09	(511,465.85)	25,436,827.09	13,131,451.01
75114HAD9	26,156,641.02	(2,290,774.73)	23,865,866.29	23,209,196.24	(656,670.05)	23,209,196.24	12,420,778.06
75114HAK3	4,345,090.29	1,332,818.60	5,677,908.89	5,187,537.40	(490,371.49)	5,187,537.40	1,375,305.50
75114NAA2	17,619,327.37	(271,141.83)	17,348,185.54	13,233,122.05	(4,115,063.49)	13,233,122.05	11,049,903.55
75114NAB0	4,294,512.68	1,986,378.35	6,280,891.03	4,812,858.48	(1,468,032.55)	4,812,858.48	2,639,323.22
75156XAC5	1,692,681.48	(66,097.69)	1,626,583.79	1,406,146.85	(220,436.94)	1,406,146.85	390,224.99
75405KAG3	72,207.00	(33,520.50)	38,686.50	16,425.07	(22,261.43)	16,425.07	82,599.00
75406AAB5	8,895,403.76	(112,039.39)	8,783,364.37	8,534,745.54	(248,618.83)	8,534,745.54	6,409,197.82
75970JAL0	53,512.83	58,314.15	111,826.98	61,163.35	(50,663.63)	61,163.35	92,482.25
75971EAK2	257,595.69	(43,454.93)	214,140.76	101,429.40	(112,711.36)	101,429.40	265,536.27
760985U33	395,180.18	227,220.37	622,400.55	622,400.56	0.01	622,400.56	207,422.66
76110GG62	6,213,713.75	(73,638.66)	6,140,075.09	6,140,075.09	-	6,140,075.09	4,833,180.01
76110GG70	2,369,630.97	(225,691.40)	2,143,939.57	2,144,577.08	637.51	2,144,577.08	1,868,499.55
76110GJ85	3,997,112.98	(76,580.43)	3,920,532.55	3,920,532.57	0.02	3,920,532.57	3,421,042.45
76110GTL5	1,562,861.26	(79,616.47)	1,483,244.79	1,483,244.80	0.01	1,483,244.80	1,574,472.15
76110GZQ7	8,594,656.44	(93,127.26)	8,501,529.18	8,501,529.19	0.01	8,501,529.19	7,490,061.37
76110GZR5	3,073,642.49	(28,507.28)	3,045,135.21	3,045,637.00	501.79	3,045,637.00	2,766,575.59
76110H4M8	395,265.68	(3,107.15)	392,158.53	334,099.27	(58,059.26)	334,099.27	213,990.49
76110H4Q9	563,487.10	(86,553.64)	476,933.46	476,939.06	5.60	476,939.06	548,700.17
76110H5C9	1,054,092.13	(435,732.14)	618,359.99	314,578.84	(303,781.15)	314,578.84	230,605.76
76110H5D7	30,845.67	-	30,845.67	7,611.74	(23,233.93)	7,611.74	22,307.81
76110HKX6	5,323,061.55	2,813,000.16	8,136,061.71	8,135,654.13	(407.58)	8,135,654.13	5,455,081.97
76110HKY4	703,854.76	625,157.79	1,329,012.55	1,328,923.64	(88.91)	1,328,923.64	636,456.27
76110W4J2	24,575.12	1,138.47	25,713.59	9,281.19	(16,432.40)	9,281.19	11,360.80
76110W6M3	2,284,782.03	774,236.30	3,059,018.33	3,059,018.34	0.01	3,059,018.34	918,960.00
761118FM5	13,209,885.72	-	13,209,885.72	12,296,474.43	(913,411.29)	12,296,474.43	8,438,914.81
761118FQ6	58,397.92	(29,610.73)	28,787.19	6,871.76	(21,915.43)	6,871.76	36,361.08
761118KU1	9,725,160.09	-	9,725,160.09	8,846,793.13	(878,366.96)	8,846,793.13	5,189,883.97
761118LA4	53,796.11	36,697.64	90,493.75	90,493.51	(0.24)	90,493.51	56,162.22
761118NN4	13,169,053.72	(694,418.44)	12,474,635.28	12,175,403.88	(299,231.40)	12,175,403.88	7,067,863.87
761118RJ9	707,298.45	(65,944.35)	641,354.10	621,028.28	(20,325.82)	621,028.28	309,807.20
761118RM2	28,918,638.87	(2,753,099.13)	26,165,539.74	25,698,060.79	(467,478.95)	25,698,060.79	13,624,706.80
761118WE4	204.00	-	204.00	-	(204.00)	-	-
761118WP9	18,769,710.39	(1,200,907.10)	17,568,803.29	15,649,047.44	(1,919,755.85)	15,649,047.44	10,974,279.58
761118WS3	3,842.84	4,366.40	8,209.24	1,319.66	(6,889.58)	1,319.66	2,850.76
76112B4M9	2,906,247.24	(166,746.10)	2,739,501.14	2,639,861.63	(99,639.51)	2,639,861.63	1,706,190.19
76112BE48	1,553,562.99	327,594.16	1,881,157.15	1,878,001.27	(3,155.88)	1,878,001.27	1,468,690.76
76112BK66	29,668.14	1,031.12	30,699.26	11,985.79	(18,713.47)	11,985.79	14,717.40
76112BLZ1	648,509.15	2,256,347.73	2,904,856.88	2,904,856.89	0.01	2,904,856.89	1,032,365.44
76112BN55	62,581.52	(11,597.30)	50,984.22	24,080.01	(26,904.21)	24,080.01	19,886.20
76113ABJ9	1,991,058.20	(276,091.76)	1,714,966.44	1,388,640.81	(326,325.63)	1,388,640.81	603,031.78
76114GAL1	93,832.60	(7,899.88)	85,932.72	721.66	(85,211.06)	721.66	4,979.56
783422BF4	174,947.30	1,825,052.70	2,000,000.00	2,000,000.00	-	2,000,000.00	999,258.10
78402TAD8	658,267.91	531,732.09	1,190,000.00	1,190,000.00	-	1,190,000.00	464,357.04

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
79549AFV6	$2,580,012.65	$-	$2,580,012.65	$2,284,534.58	$(295,478.07)	$2,284,534.58	$2,427,035.27
79549ASN0	290,908.06	115,910.09	406,818.15	405,371.50	(1,446.65)	405,371.50	262,566.48
79549AYA1	824,602.79	1,044,459.34	1,869,062.13	1,868,017.15	(1,044.98)	1,868,017.15	792,099.16
79549AYB9	28,499.74	215,284.78	243,784.52	244,317.00	532.48	244,317.00	98,140.79
805564RM5	2,956,499.58	738,544.07	3,695,043.65	3,695,043.66	0.01	3,695,043.66	2,089,243.83
80557BAC8	10,329,035.81	(158,347.64)	10,170,688.17	6,848,378.81	(3,322,309.36)	6,848,378.81	3,576,155.00
81377EAA2	355,927.50	-	355,927.50	259,115.01	(96,812.49)	259,115.01	197,339.38
81378EAA1	5,847,745.73	(48,743.39)	5,799,002.34	5,274,918.91	(524,083.43)	5,274,918.91	3,857,117.38
81379EAA0	738,805.66	(9,289.36)	729,516.30	689,403.90	(40,112.40)	689,403.90	535,867.62
81744DAD4	531,092.00	(372,715.11)	158,376.89	42,137.90	(116,238.99)	42,137.90	486,634.11
81744FJH1	373,163.99	(24,840.39)	348,323.60	348,585.43	261.83	348,585.43	193,051.98
81879MAX7	92,102.98	15,742.14	107,845.12	52,295.44	(55,549.68)	52,295.44	51,926.45
83612LAK5	3,923.58	-	3,923.58	-	(3,923.58)	-	-
84751PAA7	26,471.20	8,451.75	34,922.95	34,922.95	-	34,922.95	19,221.73
84752CAE7	2,585,715.86	(340,501.89)	2,245,213.97	1,739,762.41	(505,451.56)	1,739,762.41	744,068.89
8635722A0	304,298.96	-	304,298.96	258,947.73	(45,351.23)	258,947.73	215,387.01
863579DV7	1,592,934.73	(60,524.79)	1,532,409.94	1,094,361.06	(438,048.88)	1,094,361.06	177,264.90
863579DX3	166,572.65	34,636.60	201,209.25	148,056.44	(53,152.81)	148,056.44	94,283.24
863579GG7	165,415.67	661.88	166,077.55	166,077.40	(0.15)	166,077.40	141,003.15
863579GJ1	43,155.23	(22,724.27)	20,430.96	20,427.02	(3.94)	20,427.02	13,129.20
863579HM3	461,311.52	(367,802.35)	93,509.17	43,126.70	(50,382.47)	43,126.70	64,979.90
863579RE0	131,829.76	(115,383.13)	16,446.63	16,451.61	4.98	16,451.61	134,865.14
863579TU2	635,560.85	(532,661.09)	102,899.76	102,915.02	15.26	102,915.02	382,873.84
863579YR3	10,523,482.58	(90,438.93)	10,433,043.65	10,190,246.57	(242,797.08)	10,190,246.57	6,603,915.23
863579Z43	16,445.38	103,950.79	120,396.17	52,730.84	(67,665.33)	52,730.84	91,301.91
86358BAH5	32,690.46	(255.56)	32,434.90	11,444.36	(20,990.54)	11,444.36	14,153.86
86358EQJ8	4,145,569.20	(574,825.80)	3,570,743.40	3,206,369.81	(364,373.59)	3,206,369.81	806,857.32
86358HQW2	325,850.39	(266,556.53)	59,293.86	59,293.86	-	59,293.86	329,714.28
86358R3Q8	1,082,031.97	424,084.89	1,506,116.86	1,506,092.48	(24.38)	1,506,092.48	930,488.90
86358RE86	13,459.26	3,776.02	17,235.28	17,216.29	(18.99)	17,216.29	2,836.68
86358RL88	264,667.76	(34,909.91)	229,757.85	229,757.85	-	229,757.85	150,003.40
86358RLG0	385,111.34	49,705.21	434,816.55	434,784.64	(31.91)	434,784.64	271,022.08
86358RUL9	84,181.97	(56,749.75)	27,432.22	27,434.38	2.16	27,434.38	56,179.85
86358RUR6	101,135.94	206,388.52	307,524.46	307,529.13	4.67	307,529.13	56,947.29
86359ACC5	1,007,756.60	(196,483.91)	811,272.69	811,272.69	-	811,272.69	506,809.18
86359ACD3	843,958.00	(97,849.94)	746,108.06	745,811.91	(296.15)	745,811.91	612,335.68
86359ACE1	345,722.05	(27,506.90)	318,215.15	207,040.75	(111,174.40)	207,040.75	153,830.09
86359ACG6	76,697.26	(48,332.07)	28,365.19	28,188.04	(177.15)	28,188.04	67,311.50
86359AEH2	158,362.19	73,106.77	231,468.96	231,161.45	(307.51)	231,161.45	30,581.08
86359AHD8	420,482.44	108,278.11	528,760.55	528,489.82	(270.73)	528,489.82	364,521.10
86359AVY6	723,277.78	(3,382.42)	719,895.36	719,895.36	-	719,895.36	342,404.38
86359B7K1	213,076.55	(21,837.31)	191,239.24	187,908.19	(3,331.05)	187,908.19	154,961.35
86359BCV1	1,070,239.86	(127,934.45)	942,305.41	943,268.90	963.49	943,268.90	613,162.68
86359BKF7	1,227,093.53	428,166.70	1,655,260.23	1,658,397.70	3,137.47	1,658,397.70	2,231,220.18
86359BLB5	1,732,358.74	(30,744.46)	1,701,614.28	1,702,757.96	1,143.68	1,702,757.96	1,458,676.48
86359BLQ2	2,648,861.80	990,587.67	3,639,449.47	3,643,248.65	3,799.18	3,643,248.65	5,778,105.17
86359BLS8	116,441.18	62,462.37	178,903.55	110,076.13	(68,827.42)	110,076.13	96,817.83
86359BU82	290,663.85	(87,421.09)	203,242.76	80,989.75	(122,253.01)	80,989.75	151,103.21
86359DUV7	179,245.29	(49,349.89)	129,895.40	100,228.40	(29,667.00)	100,228.40	135,607.50
86359DXD4	294,266.16	(226,143.96)	68,122.20	68,122.20	-	68,122.20	63,993.01
86359LRC5	384,170.49	(257,490.29)	126,680.20	126,661.96	(18.24)	126,661.96	346,786.86
86359LRW1	28,679,892.40	(1,510,541.26)	27,169,351.14	26,475,123.11	(694,228.03)	26,475,123.11	15,136,386.82
86359LSM2	2,030,257.81	(81,453.31)	1,948,804.50	1,816,551.68	(132,252.82)	1,816,551.68	1,064,313.36

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
86360JAA9	$14,543,741.26	$(532,562.71)	$14,011,178.55	$13,930,147.54	$(81,031.01)	$13,930,147.54	$8,109,614.85
86360JAE1	12,649,846.35	(761,646.33)	11,888,200.02	11,813,112.90	(75,087.12)	11,813,112.90	6,503,599.28
86360JAN1	5,595,458.98	(379,004.23)	5,216,454.75	5,147,847.78	(68,606.97)	5,147,847.78	2,625,609.16
86360KAF5	46,798,820.18	(2,955,673.08)	43,843,147.10	41,980,382.44	(1,862,764.66)	41,980,382.44	24,515,561.95
86360NAS1	1,233,351.06	810,834.20	2,044,185.26	318.15	(2,043,867.11)	318.15	1,666,540.94
86360PAD9	83,766.14	(4,763.24)	79,002.90	67,324.16	(11,678.74)	67,324.16	33,421.56
86360UAF3	5,521,288.04	(305,067.73)	5,216,220.31	5,102,465.72	(113,754.59)	5,102,465.72	2,864,885.94
86361EAM3	17,440.33	-	17,440.33	5,713.02	(11,727.31)	5,713.02	10,628.07
86361EAP6	9,042.00	-	9,042.00	3,046.79	(5,995.21)	3,046.79	8,085.00
86361EAQ4	-	2,346.27	2,346.27	655.03	(1,691.24)	655.03	2,523.50
86361HAA2	17,428,577.52	(684,001.96)	16,744,575.56	16,272,295.53	(472,280.03)	16,272,295.53	11,183,221.05
86361HAB0	11,651,742.66	(711,528.52)	10,940,214.14	10,943,104.96	2,890.82	10,943,104.96	7,842,308.99
86361HAZ7	-	9,594.00	9,594.00	3,464.37	(6,129.63)	3,464.37	39,630.00
86361HBA1	6,110.00	(3,826.40)	2,283.60	1,615.57	(668.03)	1,615.57	15,080.00
86362HAA1	14,588,619.53	(1,066,556.23)	13,522,063.30	12,561,288.69	(960,774.61)	12,561,288.69	7,147,203.91
86362HAH6	5,829.67	(3,177.69)	2,651.98	296.68	(2,355.30)	296.68	5,229.45
86362PAD7	253,545.94	(27,191.50)	226,354.44	122,110.19	(104,244.25)	122,110.19	71,430.42
86362XAV0	1,451.32	(1,120.95)	330.37	157.21	(173.16)	157.21	1,408.40
86363DAA9	13,760,475.45	(607,499.93)	13,152,975.52	12,694,054.56	(458,920.96)	12,694,054.56	7,142,217.23
86363HAB8	6,376,543.00	(237,447.51)	6,139,095.49	5,565,177.12	(573,918.37)	5,565,177.12	4,530,229.01
86363MAB7	5,202,696.47	(778,973.65)	4,423,722.82	3,978,852.21	(444,870.61)	3,978,852.21	2,186,856.00
86789MAP2	847,733.08	(457,943.46)	389,789.62	242,367.80	(147,421.82)	242,367.80	358,044.59
86800RAL5	1,972.56	-	1,972.56	-	(1,972.56)	-	-
872224AD2	20,349,000.00	-	20,349,000.00	19,360,265.50	(988,734.50)	19,360,265.50	9,799,142.34
872224AK6	119,332.16	(36,863.87)	82,468.29	28,832.86	(53,635.43)	28,832.86	124,089.68
872224AL4	40,816.07	(15,155.23)	25,660.84	25,660.84	-	25,660.84	43,894.13
872225AL1	93,706.50	(20,398.07)	73,308.43	73,308.44	0.01	73,308.44	230,995.55
872225AN7	30,641.99	(5,311.42)	25,330.57	25,330.58	0.01	25,330.58	98,001.41
872225AP2	22,599.87	219.29	22,819.16	22,819.15	(0.01)	22,819.15	92,891.37
872227AE3	8,031,420.99	(2,572,709.22)	5,458,711.77	5,313,561.29	(145,150.48)	5,313,561.29	3,957,824.24
872227AM5	181,133.95	(72,466.01)	108,667.94	36,583.13	(72,084.81)	36,583.13	177,935.23
87222EAJ7	31,009.62	24,043.08	55,052.70	13,908.37	(41,144.33)	13,908.37	73,001.72
87222PAN3	38,080.84	(17,273.04)	20,807.80	200.00	(20,607.80)	200.00	143,389.20
88156UAW0	-	45,750.00	45,750.00	45,750.00	-	45,750.00	30,500.00
88157QAL2	1,421,102.70	(457,898.05)	963,204.65	963,204.69	0.04	963,204.69	1,138,231.57
885220FS7	9,844,604.42	-	9,844,604.42	9,832,724.56	(11,879.86)	9,832,724.56	7,823,585.17
89789KAC9	30,127.35	(764.85)	29,362.50	11,270.83	(18,091.67)	11,270.83	27,000.00
92719UAM4	236,222.89	-	236,222.89	25,074.93	(211,147.96)	25,074.93	70,654.57
929227ZF6	52,265.55	(3,165.49)	49,100.06	49,100.06	-	49,100.06	124,067.66
92922F4M7	5,344,586.68	(19,929.97)	5,324,656.71	5,324,656.71	-	5,324,656.71	2,886,624.09
92922F5T1	9,171,169.14	(78,835.36)	9,092,333.78	9,092,333.78	-	9,092,333.78	5,914,578.69
92922F6E3	385,454.75	(77,583.33)	307,871.42	307,871.43	0.01	307,871.43	325,577.47
92922F7A0	2,238,246.59	-	2,238,246.59	1,699,451.30	(538,795.29)	1,699,451.30	1,020,525.22
92922F7Q5	12,554,648.32	(253,583.51)	12,301,064.81	12,300,269.04	(795.77)	12,300,269.04	6,680,797.65
92922FB72	1,559,125.74	-	1,559,125.74	1,554,057.51	(5,068.23)	1,554,057.51	937,789.79
92922FNW4	1,660,454.29	(123,016.17)	1,537,438.12	1,537,438.12	-	1,537,438.12	1,051,794.32
92922FQ76	789,417.30	(75,348.83)	714,068.47	494,472.77	(219,595.70)	494,472.77	288,547.16
92922FTJ7	1,833,244.40	(49,499.34)	1,783,745.06	1,756,138.52	(27,606.54)	1,756,138.52	1,176,690.61
92922FW61	2,327,563.81	(346,606.29)	1,980,957.52	1,873,062.99	(107,894.53)	1,873,062.99	1,192,605.33
92922FWU8	5,183,643.59	-	5,183,643.59	5,101,570.58	(82,073.01)	5,101,570.58	2,713,875.21
92922FZF8	11,146,213.55	(41,378.71)	11,104,834.84	11,104,834.84	-	11,104,834.84	7,900,401.88
92925CBB7	5,531,172.53	(24,538.49)	5,506,634.04	5,505,277.92	(1,356.12)	5,505,277.92	3,213,112.92
92926SAB2	58,318.93	(922.61)	57,396.32	50,378.73	(7,017.59)	50,378.73	38,707.45

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
92926SAE6	$3,786,053.39	$144,000.25	$3,930,053.64	$3,107,030.73	$(823,022.91)	$3,107,030.73	$2,680,808.31
92977YAY7	2,719,007.55	414,130.93	3,133,138.48	2,868,059.48	(265,079.00)	2,868,059.48	94,172.41
92978EAA2	1,890,306.44	-	1,890,306.44	1,656,110.40	(234,196.04)	1,656,110.40	1,482,263.15
93363CAF6	715,176.15	-	715,176.15	676,140.30	(39,035.85)	676,140.30	683,550.19
9393363A9	627,474.62	-	627,474.62	529,631.30	(97,843.32)	529,631.30	489,247.67
9393365V1	2,586,237.08	(269,112.39)	2,317,124.69	2,293,666.96	(23,457.73)	2,293,666.96	1,822,659.77
939336PT4	391,940.06	(122,328.61)	269,611.45	269,620.10	8.65	269,620.10	210,258.96
939336U35	1,970,462.37	(76,525.93)	1,893,936.44	1,893,979.36	42.92	1,893,979.36	1,738,382.89
93934FHC9	12,194,405.07	(1,040,681.96)	11,153,723.11	11,079,857.85	(73,865.26)	11,079,857.85	6,594,274.54
93934FHK1	125,978.62	(89,806.95)	36,171.67	36,171.66	(0.01)	36,171.66	150,363.33
93934FHL9	113.36	(761.93)	(648.57)	379.14	1,027.71	379.14	1,287.75
93934FJQ6	23,928,084.11	(2,524,843.98)	21,403,240.13	21,112,966.43	(290,273.70)	21,112,966.43	11,840,531.31
93934FMJ8	320,639.91	384,301.34	704,941.25	309,537.78	(395,403.47)	309,537.78	619,871.43
93934XAB9	2,779,422.93	(37,957.41)	2,741,465.52	2,365,617.00	(375,848.52)	2,365,617.00	2,147,559.47
93935AAE2	538,344.76	322,155.31	860,500.07	778,895.46	(81,604.61)	778,895.46	722,756.73
93935GAJ8	204,824.70	(20,348.81)	184,475.89	184,475.85	(0.04)	184,475.85	400,667.47
93935LAG3	352,542.75	195,529.97	548,072.72	380,550.36	(167,522.36)	380,550.36	256,255.23
93935WAP9	3,734.16	(1,009.22)	2,724.94	558.78	(2,166.16)	558.78	749.62
93935WAQ7	213.83	-	213.83	-	(213.83)	-	-
93936JAM4	344,464.75	76,650.92	421,115.67	15,796.16	(405,319.51)	15,796.16	158,641.85
941034AD2	257,293.51	(84,240.51)	173,053.00	173,053.00	-	173,053.00	225,090.30
941574AG0	7,340,873.94	(1,616,039.00)	5,724,834.94	5,222,700.00	(502,134.94)	5,222,700.00	450,000.00
9497EVAF2	18,903.75	12,699.04	31,602.79	18,528.82	(13,073.97)	18,528.82	24,886.44
94980MAB4	51,701.22	-	51,701.22	-	(51,701.22)	-	-
94981PAG5	802,955.86	1,280,654.46	2,083,610.32	1,993,300.87	(90,309.45)	1,993,300.87	368,612.09
94981VAX5	1,188,385.23	(3,379.86)	1,185,005.37	1,185,005.37	-	1,185,005.37	1,167,253.01
94983CAJ6	22,596,075.06	(3,685.55)	22,592,389.51	22,592,389.52	0.01	22,592,389.52	19,042,096.00
94983TAE0	13,778,384.20	(9,809.29)	13,768,574.91	13,768,647.54	72.63	13,768,647.54	11,891,147.08
94983VAC9	10,613,691.73	(1,094,464.14)	9,519,227.59	9,528,559.05	9,331.46	9,528,559.05	7,833,355.09
94985JAG5	19,506,806.93	(924,368.23)	18,582,438.70	18,456,891.56	(125,547.14)	18,456,891.56	12,376,584.08
984582AA4	6,248,076.68	(378,282.85)	5,869,793.83	4,767,458.80	(1,102,335.03)	4,767,458.80	4,272,181.96
984582AB2	102,579.32	(33,344.79)	69,234.53	16,425.16	(52,809.37)	16,425.16	100,679.29
L26479NN8	2,022,238.45	(518,182.51)	1,504,055.94	1,237,993.81	(266,062.13)	1,237,993.81	1,441,266.57
L26480MN7	1,956,398.74	(1,294,652.03)	661,746.71	887,037.64	225,290.93	887,037.64	348,503.40
N2874AAB7	7,848,850.24	(3,145,633.23)	4,703,217.01	5,052,572.40	349,355.39	5,052,572.40	1,053,648.00
Totals	$2,953,442,689.02	$(106,853,708.32)	$2,846,588,980.70	$2,700,948,264.43	$(145,640,716.27)	$2,700,948,264.43	$1,692,409,639.54

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements

Financial Statements included in Part A

Condensed Financial Information

Financial Statements included in Part B

The Registrant

Report of Independent Registered Public Accounting Firm

Statement of Assets and Liabilities as of December 31, 2012

Statements of Operations and Changes in Net Assets for the years ended December 31, 2012 and 2011

Notes to Financial Statements

The Depositor

Independent Auditors’ Report

Statutory Statements of Financial Position as of December 31, 2012 and 2011

Statutory Statements of Income for the years ended December 31, 2012, 2011 and 2010

Statutory Statements of Changes in Surplus for the years ended December 31, 2012, 2011 and 2010

Statutory Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010

Notes to Statutory Financial Statements

(b) Exhibits

Exhibit 1

Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, incorporated by reference to Initial Registration Statement No. 333-45039, filed on January 28, 1998.

Exhibit 2	Not Applicable.

Exhibit 3	(i) Principal Underwriting Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-45039, filed on June 4, 1998.

(ii) Underwriting and Servicing Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-45039, filed on June 4, 1998.

(iii) Insurance Products Distribution Agreement (4/08), incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement No. 333-109620, filed on August 19, 2008.

(iv) Amendment for Insurance Product Distribution Agreement (4/08), incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-81015, filed in April 2009.

Exhibit 4	Form of Individual Annuity Contract, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-131007, filed on November 3, 2006.

Exhibit 5	Form of Individual Annuity Application, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-131007, filed on November 3, 2006.

Exhibit 6	(i) Copy of Articles of Incorporation of the Company, incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement No. 333-50410, filed on November 24, 2008.

(ii) Copy of the Bylaws of the Company, incorporated by reference to Initial Registration Statement No. 333-150916, filed on May 14, 2008.

Exhibit 7	Not Applicable.

Exhibit 8	(a) Fund Participation Agreements

AIM Variable Insurance Funds, Inc. Participation Agreement dated as of April 30, 2004 with revised Schedule A as of July 6, 2005, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

AIM Variable Insurance Funds, Inc. Amendment No. 1 to Participation Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

AIM Variable Insurance Funds, Inc. Amendment No. 2 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed in April 2012.

AIM Variable Insurance Funds, Inc. Amendment No. 3 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed in April 2012.

Fidelity Variable Insurance Products Fund II Participation Agreement dated May 1, 1998, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

Fidelity Variable Insurance Products Fund II Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-50410, filed on April 25, 2008.

Fidelity Variable Insurance Products Fund II Amendment effective April 15, 2001 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-50410, filed on April 25, 2008.

Fidelity Variable Insurance Products Fund II Amendment effective June 30, 2008 to Participation Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

Fidelity Summary Prospectus Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed in April 2012.

ING Variable Products Trust Participation Agreement, incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement No. 033-73140, filed on April 27, 2007.

ING Variable Products Trust Amendment dated as of May 28, 2007 to Participation Agreement, incorporated by reference to Initial Registration Statement No. 333-150916, filed on May 14, 2008.

ING Variable Products Trust Amendment dated as of April 3, 2008 to Participation Agreement, incorporated by reference to Initial Registration Statement No. 333-150916, filed on May 14, 2008.

ING Variable Products Trust Amendment dated September 6, 2008 to Participation Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

ING Amendment effective May 27, 2010 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed in April 2012.

MML Series Investment Fund Participation Agreement dated November 17, 2005, incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement No. 002-39334, filed on August 22, 2007.

MML Series Investment Fund First Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-50410, filed on April 25, 2008.

MML Series Investment Fund Second Amendment to Participation Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

MML Series Investment Fund Third Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement No. 002-39334, filed on March 2, 2011.

MML Series Investment Fund Fourth Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement No. 002-39334, filed on March 2, 2011.

MML Series Investment Fund Fifth Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement No. 002-39334, filed in March 2013.

MML Series Investment Fund II Participation Agreement dated November 17, 2005, incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement No. 333-122804, filed on April 30, 2008.

MML Series Investment Fund II First Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-50410, filed on April 25, 2008.

MML Series Investment Fund II Second Amendment to Participation Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

MML Series Investment Fund II Third Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement No. 333-122804, filed on March 2, 2011.

MML Series Investment Fund II Fourth Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement No. 333-122804, filed on March 2, 2011.

MML Series Investment Fund II Fifth Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed in April 2012.

MML Series Investment Fund II Sixth Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement No. 333-122804, filed in March 2013.

MML Series Investment Fund II Seventh Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement No. 333-122804, filed in March 2013.

Oppenheimer Variable Account Funds Participation Agreement dated May 1, 2006, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-50410, filed on April 25, 2008.

Oppenheimer Variable Account Funds Amendment No. 1 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on April 28, 2009.

Oppenheimer Variable Account Funds Amendment No. 2 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 333-150916, filed on April 27, 2010.

Oppenheimer Variable Account Funds Amendment No. 3 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed in April 2012.

Panorama Series Fund, Inc. Participation Agreement dated May 1, 2006, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-50410, filed on April 25, 2008.

Panorama Series Fund, Inc. Amendment No. 1 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on April 28, 2009.

Panorama Series Fund, Inc. Amendment No. 2 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 333-150916, filed on April 27, 2010.

Panorama Series Fund, Inc. Amendment No. 3 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed in April 2012.

PIMCO Participation Agreement dated as of April 21, 2006, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

PIMCO Amendment No. 1 to Participation Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

PIMCO Variable Insurance Trust Termination, New Agreements and Amendments (11/10/2010), incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed in April 2012.

PIMCO Amendment effective as of May 1, 2011 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed in April 2012.

(b) Rule 22c-2 Agreements, incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement No. 333-80991, filed in April 2007.

AIM Variable Insurance Funds
Fidelity Variable Insurance Products Fund
ING Variable Products Trust
MML Series Investment Fund
MML Series Investment Fund II
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.
PIMCO Variable Insurance Trust

Exhibit 9	Opinion and Consent of Counsel, incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement No. 333-131007, filed in April 2010.

Exhibit 10	(i) Consent of Independent Registered Public Accounting Firm, KPMG LLP.*

(ii) Powers of Attorney

Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement No. 333-45039, filed in April 2013 for: Laura J. Sen

Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed in April 2012 for: Cristóbal I. Conde Gregory Deavens H. Todd Stitzer Thomas C. Barry

Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement No. 333-81015, filed in April 2010 for:

Roger W. Crandall

Michael T. Rollings

Kathleen A. Corbet

James H. DeGraffenreidt, Jr.

Patricia Diaz Dennis

Robert A. Essner

Raymond W. LeBoeuf

Cathy E. Minehan

Marc F. Racicot

William T. Spitz

Exhibit 11	Not Applicable.

Exhibit 12	Not Applicable.

Exhibit 14	None.

*	Filed herewith.

Item 25. Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Thomas C. Barry, Director 320 Park Avenue, 28th Floor New York, NY 10022	Raymond W. LeBoeuf, Director 1590 Galleon Drive Naples, FL 34102-7716

Cristóbal I. Conde, Director 255 E. 74th St., Apt. PH2 New York, NY 10021	Cathy E. Minehan, Director 128 Beacon Street Boston, MA 02116

Kathleen A. Corbet, Director 49 Cross Ridge Road New Canaan, CT 06840	Marc Racicot, Director 28013 Swan Cove Drive Bigfork, MT 59911

Roger W. Crandall, Director, Chairman 1295 State Street B101 Springfield, MA 01111	Laura J. Sen, Director 90 Babcock Street Brookline, MA 02446

James H. DeGraffenreidt, Jr., Director 1340 Smith Avenue Suite 200 Baltimore, MD 21209	William T. Spitz, Director 16 Wynstone Nashville, TN 37215

Patricia Diaz Dennis, Director 103 Devine Road San Antonio, TX 78212	H. Todd Stitzer, Director 1312 Casey Key Road Nokomis, FL 34275
Robert A. Essner, Director 1301 Westway Drive Sarasota, FL 34236 Officers of Massachusetts Mutual Life Insurance Company

Todd G. Picken, Corporate Vice President and Treasurer 1295 State Street Springfield, MA 01111	Gregory Deavens, Senior Vice President and Controller 1295 State Street Springfield, MA 01111

Roger W. Crandall, President and Chief Executive Officer (principal executive officer)

1295 State Street B101

Springfield, MA 01111

Mark Roellig, Executive Vice President and General Counsel

1295 State Street

Springfield, MA 01111

Michael T. Rollings, Executive Vice President and Chief Financial Officer

1295 State Street

Springfield, MA 01111

Elaine A. Sarsynski, Executive Vice President

1295 State Street

Springfield, MA 01111

Michael Fanning, Executive Vice President

1295 State Street

Springfield, MA 01111

Melvin Corbett, Executive Vice President and Chief Investment Officer

1295 State Street

Springfield, MA 01111

Christine Peaslee, Vice President, Corporate Secretary & Counsel

1295 State Street

Springfield, MA 01111

Debra Palermino, Executive Vice President

1295 State Street

Springfield, MA 01111

Robert Casale, Executive Vice President & Chief Information Officer

1295 State Street

Springfield, MA 01111

Elizabeth Chicares, Executive Vice President & Chief Enterprise Risk Officer

1295 State Street

Springfield, MA 01111

Douglas Russell, Senior Vice President 1295 State Street Springfield, MA 01111	Susan Cicco, Vice President & Chief of Staff 1295 State Street Springfield, MA 01111

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated by reference to Item 26 in Post-Effective Amendment No. 18 to Registration Statement No. 333-45039, filed in April 2013.

Item 27. Number of Contract Owners

As of February 20, 2013, the number of contract owners was 298.

Item 28. Indemnification

MassMutual directors and officers are indemnified under Article V of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

Article	V. of the Bylaws of MassMutual provides for indemnification of directors and officers as follows:

“Article	V. Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, officer or employee of any organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any action, claim or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened, by reason of any alleged act, omission or otherwise while serving in any such capacity. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with each of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

Item 29. Principal Underwriters

(a) MML Distributors, LLC (“MML Distributors”) and MML Investors Services, LLC (“MMLIS”), subsidiaries of Massachusetts Mutual Life Insurance Company, act as principal underwriters for contracts/policies that utilize registered separate accounts of Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company. MMLIS serves as principal underwriter of the contracts/policies sold by its registered representatives, and MML Distributors serves as principal underwriter of the contracts/policies sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

MML Distributors and MMLIS either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, Massachusetts Mutual Variable Life Separate Account II, MassMutual Premier Funds, MassMutual Select-Funds, and certain series of the MML Series Investment Fund and MML Series Investment Fund II.

MML Distributors also acts as principal underwriter for certain contracts/policies that utilize the following registered separate accounts of the Hartford Insurance Company:

Hartford Life Insurance Company – Separate Account Two

Hartford Life Insurance Company – Separate Account Two (DC Variable Account I)

Hartford Life Insurance Company – Separate Account Two (DC Variable Account II)

Hartford Life Insurance Company – Separate Account Two (QP Variable Account)

Hartford Life Insurance Company – Separate Account Two (NQ Variable Account)

Hartford Life Insurance Company – Separate Account Eleven

Hartford Life Insurance Company – Separate Account Twelve

(b) MML Distributors, LLC and MML Investors Services, LLC are the principal underwriters for the contracts. The following people are officers and member representatives of MML Distributors, LLC and officers and directors of MML Investors Services, LLC:

OFFICERS AND MEMBER REPRESENTATIVES MML DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address
Elaine A. Sarsynski	Chief Executive Officer and President	1295 State Street Springfield, MA 01111-0001

Nathan Hall	Chief Financial Officer and Treasurer	1295 State Street Springfield, MA 01111-0001

Michael Fanning	Member Representative Insurance Operations Supervisor	1295 State Street Springfield, MA 01111-0001

Robert S. Rosenthal	Vice President Chief Legal Officer Secretary	1295 State Street Springfield, MA 01111-0001

Kevin LaComb	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Edward K. Duch, III	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Jennifer Dupuis-Krause	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Barbara Upton	Assistant Vice President Chief Compliance Officer	1295 State Street Springfield, MA 01111-0001

Stephen Alibozek	Entity Contracting Officer	1295 State Street Springfield, MA 01111-0001

Kathy Rogers	Continuing Education Officer	1295 State Street Springfield, MA 01111-0001

Susan Scanlon	Vice President	1295 State Street Springfield, MA 01111-0001

Donna Watson	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Bruce C. Frisbie	Assistant Treasurer	100 Bright Meadow Blvd. Enfield, CT 06082

Todd Cyboron	Chief Technology Officer	1295 State Street Springfield, MA 01111-0001

H. Bradford Hoffman	Chief Risk Officer	1295 State Street Springfield, MA 01111-0001

Eric Wietsma	Vice President	1295 State Street Springfield, MA 01111-0001

Christine Peaslee	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Richard Zayicek	Vice President	200 Cape Cod Way Moorseville, NC 28117

Mario Morton	Registration Manager	1295 State Street Springfield, MA 01111-0001

OFFICERS AND DIRECTORS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address
Michael Fanning	Chairman of the Board & Chief Executive Officer	*

John Vaccaro	President, Agency Field Force Supervisor, Board Member	*

William F. Monroe, Jr.	Vice President, Chief Operating Officer	*

Nathan Hall	Chief Financial Officer, Treasurer and Assistant Vice President	*

Todd Cyboron	Chief Technology Officer	*

Christine Frederick	Chief Compliance Officer	*

Susan Scanlon	Deputy Chief Compliance Officer	*

AML Compliance Officer

James Puhala	Deputy Chief Compliance Officer	*

Mark Viviano	Co-Chief Operations Officer and Assistant Vice President	*

Mark Larose	Co-Chief Operations Officer and Assistant Vice President,	*

Kenneth M. Rickson	Field Risk Officer, Agency Vice President	*

Robert S. Rosenthal	Chief Legal Officer, Vice President, Associate General Counsel and Secretary	*

Douglas Russell	Vice President	*

Wendy Benson	Vice President	*

Mathew Verdi	Assistant Vice President	*

Mary S. Block	Vice President and Assistant Secretary	*

Edward K. Duch, III	Assistant Secretary	*

Jennifer L. Dupuis-Krause	Assistant Secretary	*

Christine Peaslee	Assistant Secretary	*

Bruce C. Frisbie	Assistant Treasurer	**

Kevin LaComb	Assistant Treasurer	*

Todd Picken	Assistant Treasurer	*

Kathy Rogers	Continuing Education Officer	*

Thomas H. Jurkowski	Agency Vice President	*

Edward Youmell	Agency Vice President	*

Joseph Sparacio	Agency Vice President	9830 E. Granite Peak Trail Scottsdale, AZ 85262

Michael St. Clair	Agency Vice President	*

Richard Bourgeois	Vice President	*

Francine Reipold	Vice President	*

Mario Morton	Assistant Vice President and Regional Manager	*

Anthony Frogameni	Chief Privacy Officer, Assistant Vice President	*

Elaine Gruet	Assistant Vice President	*

Michael Rollings	Board Member	*

Elizabeth Ward Chicares	Board Member	*

*	1295 State Street, Springfield, MA 01111-0001
**	100 Bright Meadow Boulevard, Enfield, CT 06082-1981

(c) For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Distribution” section of the Statement of Additional Information.

Item 30. Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant at 100 Bright Meadow Boulevard, Enfield, CT 06082 and 1295 State Street, Springfield, MA 01111.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b)	Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)	Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the individual deferred variable annuity contract described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Massachusetts Mutual Variable Annuity Separate Account 4 certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 7 to Registration Statement 333-131007 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on April 22, 2013.

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4 (Registrant) MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY (Depositor)

By:	ROGER W. CRANDALL*
Roger W. Crandall President and Chief Executive Officer (principal executive officer) Massachusetts Mutual Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

ROGER W. CRANDALL*	Director and Chief Executive Officer (principal executive officer)	April 22, 2013
Roger W. Crandall

MICHAEL T. ROLLINGS* Michael T. Rollings	Chief Financial Officer (principal financial officer)	April 22, 2013

GREGORY DEAVENS* Gregory Deavens	Controller (principal accounting officer)	April 22, 2013

THOMAS C. BARRY* Thomas C. Barry	Director	April 22, 2013

CRISTÓBAL I. CONDE* Cristóbal I. Conde	Director	April 22, 2013

KATHLEEN A. CORBET* Kathleen A. Corbet	Director	April 22, 2013

JAMES H. DEGRAFFENREIDT, JR.* James H. DeGraffenreidt, Jr.	Director	April 22, 2013

PATRICIA DIAZ DENNIS* Patricia Diaz Dennis	Director	April 22, 2013

ROBERT ESSNER* Robert Essner	Director	April 22, 2013

RAYMOND W. LEBOEUF* Raymond W. LeBoeuf	Director	April 22, 2013

CATHY E. MINEHAN*	Director	April 22, 2013
Cathy E. Minehan

MARC RACICOT* Marc Racicot	Director	April 22, 2013

LAURA J. SEN* Laura J. Sen	Director	April 22, 2013

WILLIAM T. SPITZ* William T. Spitz	Director	April 22, 2013

H. TODD STITZER* H. Todd Stitzer	Director	April 22, 2013

/S/ John E. Deitelbaum		April 22, 2013
*John E. Deitelbaum
As Attorney-in-Fact Pursuant to Power of Attorney

INDEX TO EXHIBITS

Exhibit 10(i)	Consent of Independent Registered Public Accounting Firm, KPMG LLP